UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2010

Date of reporting period: July 31, 2010

Item 1. Reports to Stockholders.

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® S&P SERIES

iSHARES® NYSE SERIES

JULY 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P North American Technology Sector Index Fund  |  IGM  |  NYSE Arca

iShares S&P North American Technology-Multimedia Networking Index Fund  |  IGN  |  NYSE Arca

iShares S&P North American Technology-Semiconductors Index Fund  |  IGW  |  NYSE Arca

iShares S&P North American Technology-Software Index Fund  |  IGV  |  NYSE Arca

iShares S&P North American Natural Resources Sector Index Fund  |  IGE  |  NYSE Arca

iShares NYSE Composite Index Fund  |  NYC  |  NYSE Arca

iShares NYSE 100 Index Fund  |  NY  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.67%	13.63%	14.24%	2.76%	2.75%	3.22%	(0.68)%	(0.68)%	(0.21)%

			Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.67%	13.63%	14.24%	14.60%	14.55%	17.16%	(6.17)%	(6.17)%	(1.97)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Computers	30.97%

Software	20.33

Semiconductors	15.33

Telecommunications	14.56

Internet	11.51

Commercial Services	3.51

Electronics	2.53

Office & Business Equipment	0.67

Distribution & Wholesale	0.24

Electrical Components & Equipment	0.11

Machinery	0.10

Home Furnishings	0.05

Media	0.04

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Apple Inc.	9.23%

International Business Machines Corp.	8.18

Microsoft Corp.	8.07

Cisco Systems Inc.	6.55

Intel Corp.	5.70

Hewlett-Packard Co.	4.71

Google Inc. Class A	4.43

Oracle Corp.	3.63

QUALCOMM Inc.	3.14

EMC Corp.	2.05

TOTAL	55.69%

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector Index TM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 13.67%, while the total return for the Index was 14.24%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Advance estimates for the second quarter of 2010 also revealed positive economic growth. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

Performance within the technology sector was positive for the reporting period. Cost cutting measures among many businesses kept a rein on technology spending, weighing on revenues for technology companies in general. Select companies within the sector experienced strong consumer demand for innovative new products, helping them to deliver strong performance despite the tepid economic environment.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance was mostly positive for the Fund’s ten largest holdings as of July 31, 2010. Apple Inc., maker of the iPhone and iPad, posted the strongest results among the ten largest holdings. Data storage device company EMC Corp. also logged solid returns. Other companies that posted positive results included software company Microsoft Corp. and computer maker International Business Machines Corp. Wireless communications company QUALCOMM Inc. experienced a double-digit decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.31%	11.18%	11.80%	(1.59)%	(1.62)%	(0.91)%	(2.99)%	(2.99)%	(2.47)%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.31%	11.18%	11.80%	(7.72)%	(7.82)%	(4.45)%	(24.04)%	(24.06)%	(20.26)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Wireless Equipment	23.55%

Networking Products	23.52

Telecommunication Equipment	22.74

Computers	7.30

Telecommunication Equipment Fiber Optics	7.14

Internet Infrastructure Software	5.82

Computer – Integrated Systems	5.76

Internet Security	1.38

Broadcast Services/Program	1.21

Semiconductor Components/Integrated Circuits	1.05

Satellite Telecommunications	0.49

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Juniper Networks Inc.	9.64%

Motorola Inc.	9.33

QUALCOMM Inc.	9.27

Cisco Systems Inc.	8.63

Research in Motion Ltd.	7.30

F5 Networks Inc.	5.82

Harris Corp.	4.34

Tellabs Inc.	3.99

Polycom Inc.	3.75

JDS Uniphase Corp.	3.61

TOTAL	65.68%

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Index includes companies that are producers of telecom, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 11.31%, while the total return for the Index was 11.80%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

As a group, performance for multimedia networking stocks was positive for the reporting period. Some companies in the group struggled with lower revenues as cost-cutting measures among many businesses dampened spending levels on technology. Others in the group, however, benefited from innovations in consumer communications products and the popularity of social networking.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance was mostly positive for the Fund’s ten largest holdings as of July 31, 2010. F5 Networks Inc., which markets products that optimize delivery of network-based applications, posted triple-digit returns. Broadband communications companies JDS Uniphase Corp. and Harris Corp. also delivered strong gains. Research in Motion Ltd., maker of the Blackberry handheld device, experienced double-digit declines, as did wireless communications company QUALCOMM Inc.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.72%	9.66%	10.24%	(4.22)%	(4.22)%	(3.87)%	(3.52)%	(3.52)%	(3.14)%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.72%	9.66%	10.24%	(19.38)%	(19.40)%	(17.91)%	(27.75)%	(27.75)%	(25.11)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Electronic Components – Semiconductors	62.82%

Semiconductor Equipment	19.26

Semiconductor Components/Integrated Circuits	15.35

Networking Products	0.96

Wireless Equipment	0.59

Lasers – Systems/Components	0.52

Instruments – Scientific	0.39

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Texas Instruments Inc.	8.61%

Intel Corp.	8.57

Applied Materials Inc.	8.05

Broadcom Corp. Class A	7.05

Analog Devices Inc.	4.61

Altera Corp.	4.36

Xilinx Inc.	3.98

Cree Inc.	3.97

Linear Technology Corp.	3.72

Microchip Technology Inc.	2.94

TOTAL	55.86%

The iShares S&P North American Technology-Semiconductors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Semiconductors IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of semiconductor companies in the U.S. and Canada. The Index includes companies that are producers of semiconductors and semiconductor equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 9.72%, while the total return for the Index was 10.24%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

The semiconductor sector generated positive results for the reporting period. Some companies in the sector struggled with lower revenues as cost-cutting measures among many businesses dampened spending levels on technology. Others, however, benefited from the success of innovative and popular consumer products and technologies.

Among the Fund’s ten largest holdings as of July 31, 2010, nine delivered positive results for the reporting period. LED maker Cree Inc. was the strongest performer among the ten largest holdings, logging a triple-digit gain. Programmable logic device producer Altera Corp. and Xilinx Inc. also delivered healthy returns, while chip makers Texas Instruments Inc. and Intel Corp. posted more moderate gains. On the negative side, fabrication equipment maker Applied Materials Inc. declined for the reporting period.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.07%	16.02%	16.65%	3.23%	3.23%	3.66%	(0.37)%	(0.37)%	0.10%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.07%	16.02%	16.65%	17.25%	17.20%	19.69%	(3.27)%	(3.31)%	0.95%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Applications Software	33.54%

Enterprise Software/Services	20.81

Internet Security	8.55

Electronic Forms	8.32

Computer-Aided Design	7.12

Entertainment Software	4.93

Electronic Design Automation	3.38

Computer – Integrated Systems	2.78

Electronic Components – Semiconductors	2.50

Internet Infrastructure Software	1.68

E-services/Consulting	1.53

Transactional Software	1.46

Data Processing/Management	1.15

Educational Software	0.71

Computer Software	0.59

Audio/Video Products	0.54

Human Resources	0.23

Communications Software	0.13

Computer Data Security	0.03

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Adobe Systems Inc.	8.32%

Microsoft Corp.	8.26

Oracle Corp.	7.64

Intuit Inc.	6.88

Symantec Corp.	5.71

Citrix Systems Inc.	5.63

Salesforce.com Inc.	5.43

Autodesk Inc.	3.73

BMC Software Inc.	3.56

Red Hat Inc.	3.34

TOTAL	58.50%

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software Index TM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Index includes companies that are producers of client/server applications, enterprise software, application software, PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 16.07%, while the total return for the Index was 16.65%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES ® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

The software sector generated positive results for the reporting period. Some companies in the sector struggled with lower revenues as cost-cutting measures among many businesses dampened spending levels on technology, which translated into lower demand for software. Others, however, benefited from the success of innovative products and technologies.

Among the Fund’s ten largest holdings as of July 31, 2010, eight delivered positive results for the reporting period. Salesforce.com Inc., which provides cloud-based customer relationship management services, logged a triple-digit return. Internet software company Citrix Systems Inc. and open source software company Red Hat Inc. also delivered solid gains. Symantec Corp. and Adobe Systems Inc. experienced a double-digit decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES ® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.88%	11.93%	12.46%	5.20%	5.19%	5.71%	10.05%	10.05%	10.49%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.88%	11.93%	12.46%	28.86%	28.81%	31.98%	131.81%	131.75%	139.92%

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Oil & Gas	59.91%

Mining	16.80

Oil & Gas Services	12.85

Coal	2.59

Packaging & Containers	2.36

Pipelines	2.36

Forest Products & Paper	1.75

Building Materials	0.41

Manufacturing	0.21

Gas	0.20

Transportation	0.06

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	8.05%

Chevron Corp.	7.89

ConocoPhillips	5.78

Schlumberger Ltd.	5.01

Occidental Petroleum Corp.	4.45

Suncor Energy Inc.	3.62

Barrick Gold Corp.	2.85

Canadian Natural Resources Ltd.	2.64

Apache Corp.	2.42

Freeport-McMoRan Copper & Gold Inc.	2.37

TOTAL	45.08%

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 11.88%, while the total return for the Index was 12.46%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

As a group, natural resources companies experienced moderate gains for the reporting period. For much of the year, demand from China as well as the U.S. helped drive up prices for natural resources, including metals and natural gas. Late in the period, signs of economic slowing weakened prices, curbing some of the gains made earlier in the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Among the Fund’s ten largest holdings as of July 31, 2010, nine advanced for the reporting period. Diversified oil company ConocoPhillips logged solid gains. Metals companies Freeport-McMoRan Copper & Gold Inc. and Barrick Gold Corp. delivered positive results, as did Canadian Natural Resources Ltd. Diversified oil company Exxon Mobil Corp., the Fund’s largest holding, declined for the reporting period.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.34%	11.34%	11.47%	1.02%	0.95%	1.09%	3.26%	3.24%	3.38%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.34%	11.34%	11.47%	5.21%	4.85%	5.58%	22.59%	22.42%	23.46%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION
As of 7/31/10
Sector*	Percentage of Net Assets
Financial	22.21%

Consumer Non-cyclical	19.62

Energy	14.72

Industrial	11.25

Consumer Cyclical	8.23

Communications	7.92

Basic Materials	7.38

Technology	4.55

Utilities	3.65

Diversified	0.16

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 7/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.12%

HSBC Holdings PLC SP ADR	1.25

Procter & Gamble Co. (The)	1.23

General Electric Co.	1.20

International Business Machines Corp.	1.15

Johnson & Johnson	1.12

JPMorgan Chase & Co.	1.12

AT&T Inc.	1.08

Chevron Corp.	1.07

Berkshire Hathaway Inc. Class B	1.02

TOTAL	12.36%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 11.34%, while the total return for the Index was 11.47%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

Within the Index, nine of the ten major sectors experienced positive results for the reporting period. The Index’s two largest sectors, financials and energy, both logged modest gains. Industrials and materials also contributed positively to Index returns. The healthcare sector, which accounts for 10% of the Index, declined for the period.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

Among the Fund’s ten largest holdings as of July 31, 2010, eight posted positive results for the reporting period. Industrial conglomerate General Electric Co. and Berkshire Hathaway Inc. delivered solid returns. The Procter & Gamble Co. also posted a gain. The share price of diversified oil company Chevron Corp. rose, but Exxon Mobil Corp. experienced a double-digit decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

Performance as of July 31, 2010

			Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.96%	10.01%	10.14%	(1.41)%	(1.45)%	(1.26)%	0.19%	0.16%	0.34%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.96%	10.01%	10.14%	(6.85)%	(7.04)%	(6.15)%	1.18%	1.05%	2.18%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

PORTFOLIO ALLOCATION
As of 7/31/10
Sector*	Percentage of Net Assets
Consumer Non-cyclical	27.27%

Financial	18.55

Energy	15.29

Industrial	11.67

Consumer Cyclical	7.95

Communications	6.70

Technology	6.35

Basic Materials	3.65

Utilities	2.32

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 7/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.64%

Procter & Gamble Co. (The)	3.26

General Electric Co.	3.18

International Business Machines Corp.	3.05

Johnson & Johnson	2.97

JPMorgan Chase & Co.	2.96

AT&T Inc.	2.85

Chevron Corp.	2.83

Bank of America Corp.	2.58

Wells Fargo & Co.	2.51

TOTAL	31.83%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 9.96%, while the total return for the Index was 10.14%.

Broad U.S. stock indices delivered double-digit returns during the reporting period in an environment marked by high levels of volatility. Improving economic conditions and rising corporate profits drove market strength, and signs of economic stabilization emerged throughout much of the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarterly growth rate in more than a year. Annualized fourth quarter 2009 GDP growth of 5.6%, followed by a 3.7% GDP growth rate for the first quarter of 2010 represented the strongest six-month economic expansion since 2003. Partially fueling the economic growth, consumer spending climbed at a 3.6% pace in the first quarter of 2010, its largest rise since the first quarter of 2007. On the corporate front, effective cost cutting measures helped deliver earnings levels that exceeded analysts’ expectations.

In the final months of the reporting period, however, equity indices faltered as emerging signs of economic weakness in the U.S. and abroad led to worries of a double-dip recession. A sovereign debt crisis in Europe also hurt investor confidence. After climbing through April, markets reversed course through the final three months of the period, losing a portion of the gains achieved in the first nine months.

Within the Index, nine of the ten major sectors experienced positive results for the reporting period. The materials and industrials sectors both logged gains. The telecommunications services, consumer discretionary, and energy sectors also contributed positively to Index returns. The healthcare sector declined for the period.

Among the Fund’s ten largest holdings as of July 31, 2010, seven posted positive results for the reporting period. Industrial conglomerate General Electric Co., financial company Wells Fargo & Co. and The Procter & Gamble Co. delivered solid returns. The share price of diversified oil company Chevron Corp. rose, but Exxon Mobil Corp. experienced a double-digit decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/10 to 7/31/10)
S&P North American Technology Sector
Actual	$1,000.00	$1,048.20	0.48%	$2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P North American Technology-Multimedia Networking
Actual	1,000.00	1,085.90	0.48	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P North American Technology-Semiconductors
Actual	1,000.00	1,073.80	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/10 to 7/31/10)
S&P North American Technology-Software
Actual	$1,000.00	$1,076.80	0.48%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P North American Natural Resources Sector
Actual	1,000.00	1,031.50	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
NYSE Composite
Actual	1,000.00	1,029.00	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
NYSE 100
Actual	1,000.00	1,012.60	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.95%

COMMERCIAL SERVICES – 3.51%
Alliance Data Systems Corp.[a]	10,247	$588,998
Convergys Corp.[a]	23,613	263,757
CoreLogic Inc.	17,728	355,092
Euronet Worldwide Inc.[a]	10,185	159,904
Gartner Inc.[a]	7,504	188,876
Hewitt Associates Inc. Class Aa	14,306	702,425
Lender Processing Services Inc.	18,201	581,340
MasterCard Inc. Class A	13,866	2,912,415
MAXIMUS Inc.	3,413	205,428
Monster Worldwide Inc.[a]	24,137	331,160
SAIC Inc.[a]	43,618	725,367
SuccessFactors Inc.[a]	4,086	82,987
TeleTech Holdings Inc.[a]	3,495	48,580
Visa Inc. Class A	54,289	3,982,098
Western Union Co.	130,004	2,109,965
Wright Express Corp.[a]	7,405	259,101

		13,497,493

COMPUTERS – 30.97%
Apple Inc.[a]	138,036	35,509,761
Brocade Communications Systems Inc.[a]	85,132	421,403
CACI International Inc. Class Aa	5,851	275,114
Cadence Design Systems Inc.[a]	51,725	360,006
Cognizant Technology Solutions Corp. Class Aa	58,011	3,165,080
Computer Sciences Corp.[a]	29,887	1,354,778
Dell Inc.[a]	293,370	3,884,219
Diebold Inc.	12,632	361,528
DST Systems Inc.	5,717	234,854
Electronics For Imaging Inc.[a]	9,101	96,926
EMC Corp.[a]	397,713	7,870,740
FactSet Research Systems Inc.[b]	7,174	538,050
Fortinet Inc.[a]	600	10,806
Hewlett-Packard Co.	393,688	18,125,396
International Business Machines Corp.	245,321	31,499,216
Jack Henry & Associates Inc.	16,352	415,341
Lexmark International Inc. Class Aa	15,065	553,639
Mentor Graphics Corp.[a]	20,349	195,757
MICROS Systems Inc.[a]	15,406	551,227

Security	Shares	Value
NCR Corp.[a]	30,719	$420,850
NetApp Inc.[a]	66,587	2,816,630
Research in Motion Ltd.[a]	82,738	4,759,917
Riverbed Technology Inc.[a]	8,899	330,064
SanDisk Corp.[a]	44,502	1,944,737
SRA International Inc. Class Aa	6,505	144,541
STEC Inc.[a]	4,318	67,361
Synaptics Inc.[a,b]	6,454	202,010
Synopsys Inc.[a]	28,864	630,390
Syntel Inc.	876	36,144
Teradata Corp.[a]	32,391	1,030,034
Unisys Corp.[a]	8,228	222,238
Western Digital Corp.[a]	44,445	1,172,904

		119,201,661

DISTRIBUTION & WHOLESALE – 0.24%
Ingram Micro Inc. Class Aa	31,740	524,662
Tech Data Corp.[a]	9,717	384,405

		909,067

ELECTRICAL COMPONENTS & EQUIPMENT – 0.11%
Molex Inc.	20,587	405,770

		405,770

ELECTRONICS – 2.53%
Agilent Technologies Inc.[a]	67,349	1,881,058
Amphenol Corp. Class A	33,603	1,505,414
Arrow Electronics Inc.[a]	23,117	573,071
Avnet Inc.[a]	29,555	743,308
AVX Corp.	3,033	42,705
Benchmark Electronics Inc.[a]	12,022	200,767
Celestica Inc.[a]	40,427	359,800
Cogent Inc.[a]	5,097	45,822
Cymer Inc.[a]	5,762	191,759
Dolby Laboratories Inc. Class Aa	4,680	297,040
FEI Co.[a]	7,314	143,062
FLIR Systems Inc.[a]	29,796	886,729
Itron Inc.[a]	7,734	503,251
Jabil Circuit Inc.	33,506	486,172
L-1 Identity Solutions Inc.[a]	12,810	104,530
National Instruments Corp.	8,077	257,656
Plexus Corp.[a]	7,709	225,103
Rofin-Sinar Technologies Inc.[a]	6,211	130,804
Sanmina-SCI Corp.[a]	15,176	190,762
Trimble Navigation Ltd.[a]	23,635	670,525

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Vishay Intertechnology Inc.[a]	36,062	$306,166

		9,745,504

HOME FURNISHINGS – 0.05%
TiVo Inc.[a]	21,555	184,942

		184,942

INTERNET – 11.51%
Akamai Technologies Inc.[a]	33,331	1,278,577
Amazon.com Inc.[a]	51,124	6,027,008
AOL Inc.[a]	20,464	428,107
Ariba Inc.[a]	17,205	274,764
Blue Coat Systems Inc.[a]	8,186	179,273
Blue Nile Inc.[a,b]	2,874	146,287
DealerTrack Holdings Inc.[a]	7,941	123,959
Digital River Inc.[a]	7,648	201,066
EarthLink Inc.	21,257	187,699
eBay Inc.[a]	191,390	4,001,965
Equinix Inc.[a]	8,827	825,413
Expedia Inc.	29,343	665,499
F5 Networks Inc.[a]	15,526	1,363,649
Google Inc. Class Aa	35,192	17,062,841
GSI Commerce Inc.[a]	3,240	72,965
IAC/InterActiveCorp[a]	11,551	288,775
j2 Global Communications Inc.[a]	8,575	201,770
McAfee Inc.[a]	30,303	1,003,029
Netflix Inc.[a,b]	6,313	647,398
NutriSystem Inc.[b]	6,018	117,712
Priceline.com Inc.[a]	9,173	2,058,421
Rackspace Hosting Inc.[a,b]	7,454	139,390
Sapient Corp.	19,929	219,219
Symantec Corp.[a]	154,431	2,002,970
TIBCO Software Inc.[a]	32,186	436,442
ValueClick Inc.[a]	15,705	171,970
VeriSign Inc.[a]	35,432	997,411
WebMD Health Corp.[a]	7,291	337,355
Websense Inc.[a]	8,243	152,990
Yahoo! Inc.[a]	193,756	2,689,333

		44,303,257

MACHINERY – 0.10%
Intermec Inc.[a]	7,973	83,717
Zebra Technologies Corp. Class Aa	11,264	309,084

		392,801

Security	Shares	Value
MEDIA – 0.04%
DG FastChannel Inc.[a]	4,084	$155,723

		155,723

OFFICE & BUSINESS EQUIPMENT – 0.67%
Xerox Corp.	266,622	2,596,898

		2,596,898

SEMICONDUCTORS – 15.33%
Advanced Micro Devices Inc.[a]	91,976	688,900
Altera Corp.	58,384	1,618,405
Amkor Technology Inc.[a]	18,426	106,318
Analog Devices Inc.	57,670	1,713,376
Applied Materials Inc.	260,226	3,070,667
Atmel Corp.[a]	88,335	461,992
Broadcom Corp. Class A	72,756	2,621,399
Cavium Networks Inc.[a]	6,698	179,707
Cree Inc.[a]	20,813	1,474,393
Cypress Semiconductor Corp.[a]	31,394	332,776
Emulex Corp.[a]	15,262	132,779
Fairchild Semiconductor International Inc.[a]	23,971	217,657
FormFactor Inc.[a,b]	9,347	90,479
Hittite Microwave Corp.[a]	3,039	139,672
Integrated Device Technology Inc.[a]	31,162	181,051
Intel Corp.	1,064,421	21,927,073
International Rectifier Corp.[a]	13,619	265,979
Intersil Corp. Class A	23,671	268,903
KLA-Tencor Corp.	32,997	1,045,015
Lam Research Corp.[a]	24,564	1,036,355
Linear Technology Corp.	43,417	1,384,134
LSI Corp.[a]	125,503	505,777
Maxim Integrated Products Inc.	58,672	1,028,520
MEMC Electronic Materials Inc.[a,b]	43,623	417,036
Micrel Inc.	6,074	59,039
Microchip Technology Inc.	35,996	1,096,078
Micron Technology Inc.[a]	141,933	1,033,272
Microsemi Corp.[a]	15,990	255,200
MKS Instruments Inc.[a]	9,546	204,857
National Semiconductor Corp.	46,402	640,348
NetLogic Microsystems Inc.[a]	8,242	243,634
Novellus Systems Inc.[a]	18,425	492,132
NVIDIA Corp.[a]	111,012	1,020,200
OmniVision Technologies Inc.[a]	9,931	221,561

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
ON Semiconductor Corp.[a]	82,479	$556,733
PMC-Sierra Inc.[a]	43,909	355,663
Power Integrations Inc.[b]	5,329	188,380
QLogic Corp.[a]	21,706	345,560
Rambus Inc.[a]	21,958	431,475
Rovi Corp.[a]	19,836	882,702
Semtech Corp.[a]	12,119	210,628
Silicon Laboratories Inc.[a]	8,814	353,001
Skyworks Solutions Inc.[a]	34,466	604,189
Teradyne Inc.[a]	34,537	371,618
Tessera Technologies Inc.[a]	9,751	165,572
Texas Instruments Inc.	236,470	5,838,444
TriQuint Semiconductor Inc.[a]	29,580	204,989
Varian Semiconductor Equipment Associates Inc.[a]	14,301	404,146
Veeco Instruments Inc.[a,b]	7,753	335,705
Xilinx Inc.	53,025	1,480,458
Zoran Corp.[a]	9,752	83,867

		58,987,814

SOFTWARE – 20.33%
Activision Blizzard Inc.	46,729	555,141
Acxiom Corp.[a]	15,214	233,383
Adobe Systems Inc.[a]	101,709	2,921,082
Advent Software Inc.[a]	1,929	98,881
ANSYS Inc.[a]	17,611	791,614
Autodesk Inc.[a]	44,476	1,313,821
Automatic Data Processing Inc.	97,333	4,016,933
Avid Technology Inc.[a,b]	4,525	58,508
Blackbaud Inc.	8,573	203,094
Blackboard Inc.[a,b]	6,524	247,716
BMC Software Inc.[a]	35,173	1,251,455
Broadridge Financial Solutions Inc.	26,123	530,297
CA Inc.	57,372	1,122,196
Citrix Systems Inc.[a]	35,953	1,978,134
CommVault Systems Inc.[a]	8,218	152,197
Compuware Corp.[a]	43,289	354,104
Concur Technologies Inc.[a]	7,359	340,575
Electronic Arts Inc.[a]	63,649	1,013,929
Fair Isaac Corp.	8,791	209,665
Fidelity National Information Services Inc.	56,322	1,614,752
Fiserv Inc.[a]	29,569	1,481,407

Security	Shares	Value
Global Payments Inc.	15,669	$591,191
Informatica Corp.[a]	17,610	530,589
Intuit Inc.[a]	60,729	2,413,978
JDA Software Group Inc.[a]	6,440	151,340
Lawson Software Inc.[a]	19,913	158,707
ManTech International Corp. Class Aa	2,762	109,513
Microsoft Corp.	1,203,836	31,071,007
MicroStrategy Inc. Class Aa	1,397	115,937
NetSuite Inc.[a]	1,103	16,369
Novell Inc.[a]	67,045	404,952
Nuance Communications Inc.[a]	37,951	626,571
Open Text Corp.[a]	10,891	430,194
Oracle Corp.	590,814	13,966,843
Parametric Technology Corp.[a]	22,326	400,528
Paychex Inc.	55,286	1,436,883
Pegasystems Inc.	1,384	42,572
Progress Software Corp.[a]	8,059	240,964
Quest Software Inc.[a]	8,405	169,445
Red Hat Inc.[a]	36,576	1,175,918
Salesforce.com Inc.[a]	19,222	1,902,017
SolarWinds Inc.[a]	3,608	49,863
Solera Holdings Inc.	13,421	509,730
SYNNEX Corp.[a]	2,632	69,458
Take-Two Interactive Software Inc.[a]	16,274	166,809
Taleo Corp. Class Aa	7,443	183,098
Total System Services Inc.	37,880	564,791
VeriFone Systems Inc.[a]	12,358	270,393

		78,258,544

TELECOMMUNICATIONS – 14.56%
Acme Packet Inc.[a]	2,186	61,776
ADC Telecommunications Inc.[a]	19,059	242,621
ADTRAN Inc.	9,627	304,021
Anixter International Inc.[a]	4,661	225,219
ARRIS Group Inc.[a]	24,229	225,814
Aruba Networks Inc.[a]	7,815	132,699
Atheros Communications Inc.[a]	13,405	354,428
Ciena Corp.[a,b]	17,860	233,787
Cisco Systems Inc.[a]	1,092,573	25,205,659
CommScope Inc.[a]	18,113	368,418
Comtech Telecommunications Corp.[a]	5,535	119,390
Corning Inc.	301,967	5,471,642

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
EchoStar Corp. Class Aa	3,501	$66,869
Finisar Corp.[a]	10,184	163,250
Harris Corp.	25,185	1,121,488
Infinera Corp.[a]	15,123	136,863
InterDigital Inc.[a,b]	8,410	229,509
JDS Uniphase Corp.[a]	43,069	467,299
Juniper Networks Inc.[a]	101,651	2,823,865
Motorola Inc.[a]	449,983	3,370,373
NeuStar Inc. Class Aa	14,745	342,526
Plantronics Inc.	9,377	281,029
Polycom Inc.[a]	16,345	485,120
QUALCOMM Inc.	317,379	12,085,792
RF Micro Devices Inc.[a]	51,734	215,731
SAVVIS Inc.[a]	5,136	90,548
Sonus Networks Inc.[a]	53,546	154,212
Sycamore Networks Inc.	2,758	64,206
Tekelec[a]	13,384	189,250
Tellabs Inc.	75,218	525,022
ViaSat Inc.[a]	7,622	275,459

		56,033,885

TOTAL COMMON STOCKS
(Cost: $419,633,960)		384,673,359

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.58%

MONEY MARKET FUNDS – 0.58%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	1,833,346	$1,833,346
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	386,759	386,759

		2,220,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,220,105)		2,220,105

TOTAL INVESTMENTS IN SECURITIES – 100.53%
(Cost: $421,854,065)		386,893,464

Other Assets, Less Liabilities – (0.53)%		(2,039,060)

NET ASSETS – 100.00%		$384,854,404

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

BROADCAST SERVICES/PROGRAM – 1.21%
DG FastChannel Inc.[a]	58,523	$2,231,482

		2,231,482

COMPUTER – INTEGRATED SYSTEMS – 5.76%
Brocade Communications Systems Inc.[a]	1,208,831	5,983,714
Riverbed Technology Inc.[a]	123,870	4,594,338

		10,578,052

COMPUTERS – 7.30%
Research in Motion Ltd.[a,b]	232,972	13,402,879

		13,402,879

INTERNET INFRASTRUCTURE SOFTWARE – 5.82%
F5 Networks Inc.[a]	121,715	10,690,228

		10,690,228

INTERNET SECURITY – 1.38%
Blue Coat Systems Inc.[a]	116,043	2,541,342

		2,541,342

NETWORKING PRODUCTS – 23.52%
Acme Packet Inc.[a]	31,999	904,292
Cisco Systems Inc.[a]	687,003	15,849,159
Infinera Corp.[a]	206,166	1,865,802
Juniper Networks Inc.[a]	637,492	17,709,528
Polycom Inc.[a]	231,976	6,885,048

		43,213,829

SATELLITE TELECOMMUNICATIONS – 0.49%
EchoStar Corp. Class Aa	46,894	895,675

		895,675

SEMICONDUCTOR COMPONENTS/ INTEGRATED CIRCUITS – 1.05%
Emulex Corp.[a]	220,824	1,921,169

		1,921,169

TELECOMMUNICATION EQUIPMENT – 22.74%
ADC Telecommunications Inc.[a]	264,040	3,361,229
ADTRAN Inc.	134,033	4,232,762
ARRIS Group Inc.[a]	345,244	3,217,674
CommScope Inc.[a]	257,150	5,230,431
Comtech Telecommunications Corp.[a]	77,071	1,662,421
Harris Corp.	178,908	7,966,773

Security	Shares	Value
Plantronics Inc.	133,045	$3,987,359
Sonus Networks Inc.[a]	748,676	2,156,187
Tekelec[a]	185,993	2,629,941
Tellabs Inc.	1,048,909	7,321,385

		41,766,162

TELECOMMUNICATION EQUIPMENT FIBER OPTICS – 7.14%
Ciena Corp.[a,b]	252,021	3,298,955
Finisar Corp.[a,b]	145,899	2,338,761
JDS Uniphase Corp.[a]	611,309	6,632,703
Sycamore Networks Inc.	36,079	839,919

		13,110,338

WIRELESS EQUIPMENT – 23.55%
Aruba Networks Inc.[a]	112,460	1,909,571
InterDigital Inc.[a]	119,545	3,262,383
Motorola Inc.[a]	2,289,008	17,144,670
QUALCOMM Inc.	446,954	17,020,008
ViaSat Inc.[a]	108,599	3,924,768

		43,261,400

TOTAL COMMON STOCKS
(Cost: $192,349,570)		183,612,556

SHORT-TERM INVESTMENTS – 6.37%

MONEY MARKET FUNDS – 6.37%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	9,549,044	9,549,044
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	2,014,445	2,014,445
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	133,137	133,137

		11,696,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,696,626)		11,696,626

TOTAL INVESTMENTS IN SECURITIES – 106.33%
(Cost: $204,046,196)		195,309,182

Other Assets, Less Liabilities – (6.33)%		(11,621,513)

NET ASSETS – 100.00%		$183,687,669

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

July 31, 2010

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

ELECTRONIC COMPONENTS – SEMICONDUCTORS – 62.82%
Advanced Micro Devices Inc.[a,b]	694,409	$5,201,123
Altera Corp.	440,740	12,217,313
Amkor Technology Inc.[a]	135,964	784,512
Broadcom Corp. Class A	548,974	19,779,533
Cavium Networks Inc.[a]	49,521	1,328,648
Cree Inc.[a]	157,041	11,124,784
Fairchild Semiconductor International Inc.[a]	183,532	1,666,470
Intel Corp.	1,166,890	24,037,934
International Rectifier Corp.[a]	102,996	2,011,512
Intersil Corp. Class A	180,288	2,048,072
LSI Corp.[a]	955,019	3,848,727
MEMC Electronic Materials Inc.[a,b]	331,988	3,173,805
Microchip Technology Inc.[b]	271,050	8,253,472
Micron Technology Inc.[a,b]	1,073,115	7,812,277
Microsemi Corp.[a]	120,901	1,929,580
National Semiconductor Corp.	347,850	4,800,330
NetLogic Microsystems Inc.[a]	61,334	1,813,033
NVIDIA Corp.[a]	836,000	7,682,840
OmniVision Technologies Inc.[a]	76,083	1,697,412
ON Semiconductor Corp.[a]	627,097	4,232,905
PMC-Sierra Inc.[a]	335,217	2,715,258
Rambus Inc.[a,b]	167,521	3,291,788
Semtech Corp.[a]	90,415	1,571,413
Silicon Laboratories Inc.[a]	67,258	2,693,683
Skyworks Solutions Inc.[a]	258,289	4,527,806
Texas Instruments Inc.	977,562	24,136,006
Xilinx Inc.	400,051	11,169,424
Zoran Corp.[a]	74,703	642,446

		176,192,106

INSTRUMENTS – SCIENTIFIC – 0.39%
FEI Co.[a]	55,537	1,086,304

		1,086,304

LASERS – SYSTEMS/COMPONENTS – 0.52%
Cymer Inc.[a]	44,030	1,465,318

		1,465,318

NETWORKING PRODUCTS – 0.96%
Atheros Communications Inc.[a]	102,245	2,703,358

		2,703,358

Security	Shares	Value
SEMICONDUCTOR COMPONENTS/ INTEGRATED CIRCUITS – 15.35%
Analog Devices Inc.	435,373	$12,934,932
Atmel Corp.[a]	673,654	3,523,210
Cypress Semiconductor Corp.[a]	239,682	2,540,629
Hittite Microwave Corp.[a]	22,531	1,035,525
Integrated Device Technology Inc.[a]	238,213	1,384,018
Linear Technology Corp.	327,358	10,436,173
Maxim Integrated Products Inc.	442,021	7,748,628
Micrel Inc.	43,781	425,551
Power Integrations Inc.	40,878	1,445,037
TriQuint Semiconductor Inc.[a]	227,262	1,574,926

		43,048,629

SEMICONDUCTOR EQUIPMENT – 19.26%
Applied Materials Inc.	1,913,773	22,582,521
FormFactor Inc.[a]	72,956	706,214
KLA-Tencor Corp.	248,513	7,870,407
Lam Research Corp.[a]	184,977	7,804,179
MKS Instruments Inc.[a]	73,180	1,570,443
Novellus Systems Inc.[a]	140,448	3,751,366
Teradyne Inc.[a]	263,526	2,835,540
Tessera Technologies Inc.[a]	73,609	1,249,881
Varian Semiconductor Equipment Associates Inc.[a]	109,061	3,082,064
Veeco Instruments Inc.[a,b]	59,257	2,565,828

		54,018,443

WIRELESS EQUIPMENT – 0.59%
RF Micro Devices Inc.[a]	396,016	1,651,387

		1,651,387

TOTAL COMMON STOCKS
(Cost: $337,456,529)		280,165,545

SHORT-TERM INVESTMENTS – 9.35%

MONEY MARKET FUNDS – 9.35%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	21,412,501	21,412,501
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	4,517,134	4,517,134

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

July 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	292,693	$292,693

		26,222,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,222,328)		26,222,328

TOTAL INVESTMENTS IN SECURITIES – 109.24%
(Cost: $363,678,857)		306,387,873

Other Assets, Less Liabilities – (9.24)%		(25,922,294)

NET ASSETS – 100.00%		$280,465,579

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.98%

APPLICATIONS SOFTWARE – 33.54%
Citrix Systems Inc.[a]	270,703	$14,894,079
Compuware Corp.[a]	327,950	2,682,631
Intuit Inc.[a]	457,781	18,196,795
Microsoft Corp.	846,593	21,850,565
NetSuite Inc.[a,b]	6,098	90,494
Nuance Communications Inc.[a]	285,381	4,711,640
Progress Software Corp.[a]	61,464	1,837,774
Quest Software Inc.[a]	62,078	1,251,493
Red Hat Inc.[a]	274,925	8,838,839
Salesforce.com Inc.[a,b]	145,116	14,359,228

		88,713,538

AUDIO/VIDEO PRODUCTS – 0.54%
TiVo Inc.[a]	165,050	1,416,129

		1,416,129

COMMUNICATIONS SOFTWARE – 0.13%
SolarWinds Inc.[a,b]	25,763	356,045

		356,045

COMPUTER – INTEGRATED SYSTEMS – 2.78%
Jack Henry & Associates Inc.	124,354	3,158,592
MICROS Systems Inc.[a]	117,032	4,187,405

		7,345,997

COMPUTER DATA SECURITY – 0.03%
Fortinet Inc.[a]	4,582	82,522

		82,522

COMPUTER SOFTWARE – 0.59%
Blackbaud Inc.	65,308	1,547,146

		1,547,146

COMPUTER-AIDED DESIGN – 7.12%
ANSYS Inc.[a]	131,907	5,929,220
Autodesk Inc.[a]	334,411	9,878,501
Parametric Technology Corp.[a]	169,182	3,035,125

		18,842,846

DATA PROCESSING/MANAGEMENT – 1.15%
CommVault Systems Inc.[a]	62,915	1,165,186
Fair Isaac Corp.	66,545	1,587,098
Pegasystems Inc.	9,550	293,758

		3,046,042

Security	Shares	Value
E-SERVICES/CONSULTING – 1.53%
FactSet Research Systems Inc.[b]	53,848	$4,038,600

		4,038,600

EDUCATIONAL SOFTWARE – 0.71%
Blackboard Inc.[a,b]	49,753	1,889,121

		1,889,121

ELECTRONIC COMPONENTS – SEMICONDUCTORS – 2.50%
Rovi Corp.[a]	148,734	6,618,663

		6,618,663

ELECTRONIC DESIGN AUTOMATION – 3.38%
Cadence Design Systems Inc.[a]	393,914	2,741,642
Mentor Graphics Corp.[a]	155,692	1,497,757
Synopsys Inc.[a]	215,643	4,709,643

		8,949,042

ELECTRONIC FORMS – 8.32%
Adobe Systems Inc.[a]	766,634	22,017,728

		22,017,728

ENTERPRISE SOFTWARE/SERVICES – 20.81%
Advent Software Inc.[a]	13,980	716,615
Ariba Inc.[a]	130,192	2,079,166
BMC Software Inc.[a]	264,548	9,412,618
CA Inc.	432,557	8,460,815
Concur Technologies Inc.[a]	55,017	2,546,187
Informatica Corp.[a]	133,837	4,032,509
JDA Software Group Inc.[a]	47,039	1,105,416
Lawson Software Inc.[a]	147,088	1,172,291
MicroStrategy Inc. Class Aa	10,182	845,004
Novell Inc.[a]	509,895	3,079,766
Oracle Corp.	854,409	20,198,229
Taleo Corp. Class Aa	56,521	1,390,417

		55,039,033

ENTERTAINMENT SOFTWARE – 4.93%
Activision Blizzard Inc.	350,850	4,168,098
Electronic Arts Inc.[a]	477,772	7,610,908
Take-Two Interactive Software Inc.[a]	123,226	1,263,066

		13,042,072

HUMAN RESOURCES – 0.23%
SuccessFactors Inc.[a]	29,636	601,907

		601,907

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2010

Security	Shares	Value
INTERNET INFRASTRUCTURE SOFTWARE – 1.68%
TIBCO Software Inc.[a]	242,131	$3,283,297
Websense Inc.[a]	62,963	1,168,593

		4,451,890

INTERNET SECURITY – 8.55%
McAfee Inc.[a]	227,374	7,526,079
Symantec Corp.[a]	1,164,270	15,100,582

		22,626,661

TRANSACTIONAL SOFTWARE – 1.46%
Solera Holdings Inc.	102,003	3,874,074

		3,874,074

TOTAL COMMON STOCKS
(Cost: $300,456,652)		264,499,056

SHORT-TERM INVESTMENTS – 2.16%

MONEY MARKET FUNDS – 2.16%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	4,724,879	4,724,879
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	996,750	996,750

		5,721,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,721,629)		5,721,629

TOTAL INVESTMENTS IN SECURITIES – 102.14%
(Cost: $306,178,281)		270,220,685

Other Assets, Less Liabilities – (2.14)%		(5,678,785)

NET ASSETS – 100.00%		$264,541,900

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.50%

BUILDING MATERIALS – 0.41%
Eagle Materials Inc.	49,277	$1,205,315
Martin Marietta Materials Inc.[a]	50,624	4,323,290
Texas Industries Inc.	31,006	1,029,399

		6,558,004

COAL – 2.59%
Alpha Natural Resources Inc.[b]	134,839	5,168,379
Arch Coal Inc.	181,105	4,290,378
CONSOL Energy Inc.	251,530	9,427,344
Massey Energy Co.	114,781	3,510,003
Patriot Coal Corp.[a,b]	69,587	839,219
Peabody Energy Corp.	298,885	13,494,658
Walter Energy Inc.	59,678	4,255,041

		40,985,022

FOREST PRODUCTS & PAPER – 1.75%
Domtar Corp.[b]	47,733	2,792,380
International Paper Co.	486,560	11,774,752
MeadWestvaco Corp.	190,384	4,561,601
Rock-Tenn Co. Class A	43,395	2,309,482
Temple-Inland Inc.	119,863	2,404,452
Weyerhaeuser Co.	235,822	3,825,033

		27,667,700

GAS – 0.20%
Southern Union Co.	138,706	3,130,594

		3,130,594

MANUFACTURING – 0.21%
AptarGroup Inc.	75,639	3,257,772

		3,257,772

MINING – 16.80%
Agnico-Eagle Mines Ltd.	174,768	9,743,316
Alcoa Inc.	1,137,859	12,709,885
Barrick Gold Corp.	1,096,150	45,051,765
Cameco Corp.	437,935	11,162,963
Coeur d’Alene Mines Corp.[a,b]	98,266	1,496,591
Compass Minerals International Inc.	36,462	2,577,499
Eldorado Gold Corp.	599,956	9,773,283
Freeport-McMoRan Copper & Gold Inc.	525,177	37,571,163
Gammon Gold Inc.[b]	153,956	916,038

Security	Shares	Value
Goldcorp Inc.	817,066	$31,979,963
IAMGOLD Corp.	413,429	6,536,313
Ivanhoe Mines Ltd.[a,b]	268,337	4,765,665
Kinross Gold Corp.	781,117	12,802,508
New Gold Inc.[b]	434,096	2,157,457
Newmont Mining Corp.	546,964	30,575,288
Pan American Silver Corp.	118,293	2,716,007
Royal Gold Inc.	54,841	2,420,133
Silver Standard Resources Inc.[b]	87,305	1,428,310
Silver Wheaton Corp.[b]	381,966	7,200,059
Teck Resources Ltd. Class Bb	440,846	15,539,822
Thompson Creek
Metals Co. Inc.[b]	156,383	1,454,362
Titanium Metals Corp.[b]	44,682	989,259
Vulcan Materials Co.[a]	142,302	6,437,742
Yamana Gold Inc.	825,283	7,774,166

		265,779,557

OIL & GAS – 59.91%
Anadarko Petroleum Corp.	550,780	27,076,345
Apache Corp.	401,153	38,342,204
Atlas Energy Inc.[b]	87,357	2,584,894
Atwood Oceanics Inc.[b]	55,330	1,504,976
Berry Petroleum Co. Class A	41,611	1,240,840
Bill Barrett Corp.[b]	36,846	1,303,611
Brigham Exploration Co.[b]	91,502	1,579,324
Cabot Oil & Gas Corp.	115,799	3,528,396
Canadian Natural Resources Ltd.	1,212,070	41,719,449
Cenovus Energy Inc.	836,683	23,594,461
Chesapeake Energy Corp.	724,024	15,226,225
Chevron Corp.	1,637,293	124,778,100
Cimarex Energy Co.	93,485	6,438,312
Cobalt International Energy Inc.[b]	29,789	249,036
Comstock Resources Inc.[b]	52,305	1,323,840
Concho Resources Inc.[b]	80,856	4,849,743
ConocoPhillips	1,657,042	91,501,859
Denbury Resources Inc.[b]	444,919	7,047,517
Devon Energy Corp.	497,527	31,090,462
Diamond Offshore Drilling Inc.	38,422	2,285,725
EnCana Corp.	818,453	24,987,370
EOG Resources Inc.	281,830	27,478,425
EXCO Resources Inc.	122,331	1,775,023
Exxon Mobil Corp.	2,135,094	127,422,411

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Forest Oil Corp.[b]	125,310	$3,582,613
Frontier Oil Corp.	117,524	1,444,370
Helmerich & Payne Inc.	117,815	4,775,042
Hess Corp.	289,261	15,501,497
Holly Corp.	39,805	1,063,988
Marathon Oil Corp.	789,790	26,418,475
Mariner Energy Inc.[a,b]	115,123	2,750,288
Murphy Oil Corp.	213,395	11,683,376
Nabors Industries Ltd.[a,b]	317,830	5,851,250
Newfield Exploration Co.[b]	148,655	7,947,096
Nexen Inc.	584,439	12,097,887
Noble Energy Inc.	194,160	13,020,370
Occidental Petroleum Corp.	904,235	70,467,034
Patterson-UTI Energy Inc.	171,438	2,816,726
Penn Virginia Corp.	49,641	943,179
Petrohawk Energy Corp.[b]	336,719	5,310,059
Pioneer Natural Resources Co.	129,202	7,483,380
Plains Exploration & Production Co.[b]	156,123	3,520,574
Pride International Inc.[b]	195,691	4,655,489
Quicksilver Resources Inc.[b]	92,949	1,170,228
Range Resources Corp.	177,657	6,594,628
Rowan Companies Inc.[b]	127,497	3,220,574
SandRidge Energy Inc.[a,b]	288,225	1,700,527
SM Energy Co.	70,074	2,902,465
Southwestern Energy Co.[b]	385,027	14,034,234
Suncor Energy Inc.	1,738,283	57,276,425
Sunoco Inc.	134,344	4,792,050
Talisman Energy Inc.	1,133,792	19,433,195
Tesoro Corp.	156,759	2,023,759
Ultra Petroleum Corp.[b]	169,616	7,186,630
Unit Corp.[b]	38,320	1,567,288
Valero Energy Corp.	630,177	10,706,707
Whiting Petroleum Corp.[b]	56,827	5,001,344

		947,871,295

OIL & GAS SERVICES – 12.85%
Baker Hughes Inc.	477,536	23,050,663
Cameron International Corp.[b]	272,146	10,774,260
CARBO Ceramics Inc.	17,698	1,419,380
Dresser-Rand Group Inc.[b]	91,957	3,421,720
Dril-Quip Inc.[b]	25,576	1,337,113
Exterran Holdings Inc.[b]	70,161	1,871,194

Security	Shares	Value
FMC Technologies Inc.[b]	135,502	$8,574,566
Halliburton Co.	1,007,825	30,113,811
National Oilwell Varco Inc.	466,180	18,255,609
Oceaneering International Inc.[b]	61,442	3,040,150
Oil States International Inc.[b]	55,835	2,565,060
Schlumberger Ltd.	1,328,027	79,230,091
SEACOR Holdings Inc.[b]	25,195	2,086,650
Smith International Inc.	276,961	11,488,342
Superior Energy Services Inc.[b]	87,815	2,001,304
Tidewater Inc.	57,786	2,368,070
World Fuel Services Corp.	66,463	1,731,361

		203,329,344

PACKAGING & CONTAINERS – 2.36%
Ball Corp.	102,892	5,992,430
Bemis Co. Inc.	121,808	3,649,368
Crown Holdings Inc.[b]	180,461	5,022,229
Greif Inc. Class A	27,904	1,663,915
Owens-Illinois Inc.[b]	183,835	5,083,038
Packaging Corp. of America	114,942	2,758,608
Pactiv Corp.[b]	148,085	4,504,746
Sealed Air Corp.	177,701	3,843,673
Silgan Holdings Inc.	41,846	1,189,263
Sonoco Products Co.	111,874	3,658,280

		37,365,550

PIPELINES – 2.36%
El Paso Corp.	784,263	9,662,120
Spectra Energy Corp.	720,740	14,984,184
Williams Companies Inc. (The)	649,592	12,608,581

		37,254,885

TRANSPORTATION – 0.06%
Overseas Shipholding Group Inc.	25,578	1,003,425

		1,003,425

TOTAL COMMON STOCKS
(Cost: $1,734,904,093)		1,574,203,148

SHORT-TERM INVESTMENTS – 0.85%

MONEY MARKET FUNDS – 0.85%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	10,365,158	10,365,158

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	2,186,611	$2,186,611
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	818,255	818,255

		13,370,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,370,024)		13,370,024

TOTAL INVESTMENTS IN SECURITIES – 100.35%
(Cost: $1,748,274,117)		1,587,573,172

Other Assets, Less Liabilities – (0.35)%		(5,526,535)

NET ASSETS – 100.00%		$1,582,046,637

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.69%

ADVERTISING – 0.11%
Interpublic Group of Companies Inc. (The)[a]	3,584	$32,758
Omnicom Group Inc.	2,120	78,991

		111,749

AEROSPACE & DEFENSE – 1.60%
AAR Corp.[a]	372	6,250
Alliant Techsystems Inc.[a]	196	13,163
Boeing Co. (The)	4,705	320,599
CAE Inc.	2,449	23,363
Curtiss-Wright Corp.	344	10,420
Esterline Technologies Corp.[a]	282	14,475
GenCorp Inc.[a]	934	4,913
General Dynamics Corp.	2,216	135,730
Goodrich Corp.	906	66,020
L-3 Communications Holdings Inc.	760	55,510
Lockheed Martin Corp.	1,996	149,999
Moog Inc. Class Aa	334	11,961
Northrop Grumman Corp.	1,933	113,351
Orbital Sciences Corp.[a]	487	7,130
Raytheon Co.	2,588	119,747
Rockwell Collins Inc.	1,167	66,706
Spirit AeroSystems Holdings Inc. Class Aa	883	17,969
Teledyne Technologies Inc.[a]	333	13,663
Triumph Group Inc.	209	15,863
United Technologies Corp.	5,943	422,547

		1,589,379

AGRICULTURE – 1.54%
Altria Group Inc.	14,533	322,051
Archer-Daniels-Midland Co.	4,094	112,012
Bunge Ltd.	1,021	50,693
Lorillard Inc.	1,121	85,465
Monsanto Co.	3,736	216,090
Philip Morris International Inc.	13,009	663,979
Reynolds American Inc.	1,250	72,275
Tejon Ranch Co.[a]	312	7,189

		1,529,754

AIRLINES – 0.27%
AirTran Holdings Inc.[a]	1,245	6,001

Security	Shares	Value
Alaska Air Group Inc.[a]	294	$15,168
AMR Corp.[a]	2,650	18,762
China Eastern Airlines Corp. Ltd. SP ADR[a]	191	10,757
China Southern Airlines Co. Ltd. SP ADR[a]	372	9,055
Continental Airlines Inc. Class Ba	1,117	27,947
Delta Air Lines Inc.[a]	5,608	66,623
LAN Airlines SA SP ADR[b]	1,131	26,997
Southwest Airlines Co.	5,266	63,455
TAM SA SP ADR	717	12,103
US Airways Group Inc.[a]	1,279	13,877

		270,745

APPAREL – 0.44%
Carter’s Inc.[a]	508	12,314
Coach Inc.	2,130	78,746
Gildan Activewear Inc.[a]	950	29,298
Guess? Inc.	509	18,171
Hanesbrands Inc.[a]	794	19,890
Liz Claiborne Inc.[a]	935	4,432
Nike Inc. Class B	1,911	140,726
Phillips-Van Heusen Corp.	423	21,949
Polo Ralph Lauren Corp.	480	37,925
Quiksilver Inc.[a]	1,693	7,568
VF Corp.	657	52,120
Wolverine World Wide Inc.	472	13,494

		436,633

AUTO MANUFACTURERS – 1.52%
Ford Motor Co.[a]	23,285	297,349
Honda Motor Co. Ltd. SP ADR[b]	12,734	404,559
Navistar International Corp.[a]	446	23,063
Oshkosh Corp.[a]	737	25,338
Tata Motors Ltd. SP ADR[a,b]	1,995	37,725
Toyota Motor Corp. SP ADR	10,311	724,142

		1,512,176

AUTO PARTS & EQUIPMENT – 0.38%
American Axle & Manufacturing Holdings Inc.[a]	496	4,618
ArvinMeritor Inc.[a]	981	16,098
Autoliv Inc.[a]	697	40,036
BorgWarner Inc.[a]	835	36,623
Goodyear Tire & Rubber Co. (The)[a]	1,850	19,739

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Johnson Controls Inc.	4,746	$136,732
Magna International Inc. Class Aa	872	65,121
Modine Manufacturing Co.[a]	582	5,907
Superior Industries International Inc.	564	8,116
Tenneco Inc.[a]	681	18,796
WABCO Holdings Inc.[a]	573	22,164

		373,950

BANKS – 10.68%
Allied Irish Banks PLC SP ADR[a]	3,778	9,483
Banco Bilbao Vizcaya Argentaria SA SP ADR	26,253	353,103
Banco de Chile SP ADR	201	15,208
Banco Latinoamericano de Comercio Exterior SA Class E	587	7,261
Banco Santander Chile SA SP ADR	319	26,480
Banco Santander SA SP ADR	56,744	724,621
BancorpSouth Inc.	446	6,538
Bank of America Corp.	69,076	969,827
Bank of Hawaii Corp.	377	18,778
Bank of Ireland SP ADR[a]	6,040	26,697
Bank of Montreal	3,863	235,875
Bank of New York Mellon Corp. (The)	8,245	206,702
Bank of Nova Scotia	7,217	361,788
Barclays PLC SP ADR	20,992	438,103
BB&T Corp.	4,777	118,613
Canadian Imperial Bank of Commerce	2,744	188,540
CapitalSource Inc.	2,092	11,255
City National Corp.	319	18,078
Comerica Inc.	1,263	48,449
Community Bank System Inc.	425	10,519
Credicorp Ltd.	516	50,424
Credit Suisse Group PLC SP ADR[a]	7,502	340,366
Cullen/Frost Bankers Inc.	325	17,943
Deutsche Bank AG	4,337	304,631
F.N.B. Corp.	940	8,056
First BanCorp (Puerto Rico)[a,b]	728	411
First Horizon National Corp.[a]	1,647	18,891
HDFC Bank Ltd. SP ADR	806	132,651
HSBC Holdings PLC SP ADR	24,256	1,238,996
ICICI Bank Ltd. SP ADR	2,932	114,084
KB Financial Group Inc. SP ADR[a]	2,722	116,447

Security	Shares	Value
KeyCorp	6,089	$51,513
Lloyds TSB Group PLC SP ADR	68,761	295,672
M&T Bank Corp.	586	51,181
Marshall & Ilsley Corp.	3,821	26,862
Mitsubishi UFJ Financial Group Inc. SP ADR	96,061	478,384
Mizuho Financial Group Inc. SP ADR[a]	66,144	213,645
National Bank of Greece SA SP ADR[a]	21,486	62,309
PNC Financial Services Group Inc. (The)[c]	3,691	219,208
Regions Financial Corp.	8,623	63,207
Royal Bank of Canada	9,922	518,623
Royal Bank of Scotland Group PLC SP ADR[a]	6,041	95,206
State Street Corp.	3,456	134,508
SunTrust Banks Inc.	3,463	89,865
Synovus Financial Corp.	3,322	8,704
TCF Financial Corp.	942	14,921
Toronto-Dominion Bank (The)	6,020	428,564
U.S. Bancorp	13,192	315,289
Valley National Bancorp	1,119	16,237
Webster Financial Corp.	666	12,414
Wells Fargo & Co.	34,059	944,456
Westpac Banking Corp. SP ADR	4,056	439,021
Wilmington Trust Corp.	701	7,108

		10,625,715

BEVERAGES – 2.50%
Anheuser-Busch InBev NV SP ADR[a]	5,264	279,308
Brown-Forman Corp. Class B NVS	724	45,764
Coca-Cola Co. (The)	14,725	811,495
Coca-Cola Enterprises Inc.	2,357	67,646
Coca-Cola FEMSA SAB de CV SP ADR	244	16,714
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,348	32,123
Compania Cervecerias Unidas SA SP ADR	249	13,177
Constellation Brands Inc. Class Aa	1,662	28,354
Cott Corp.[a]	763	4,532
Diageo PLC SP ADR	4,443	310,477
Dr Pepper Snapple Group Inc.	1,843	69,205

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Embotelladora Andina SA Class A SP ADR	426	$9,389
Embotelladora Andina SA Class B SP ADR	525	13,944
Molson Coors Brewing Co. Class B NVS	1,078	48,521
PepsiCo Inc.	11,171	725,109
Vina Concha y Toro SA SP ADR	285	13,537

		2,489,295

BIOTECHNOLOGY – 0.03%
American Oriental Bioengineering Inc.[a]	1,580	3,997
Charles River Laboratories International Inc.[a]	581	18,058
Enzo Biochem Inc.[a]	1,993	9,168

		31,223

BUILDING MATERIALS – 0.32%
Cemex SAB de CV SP ADR[a]	7,237	68,317
Comfort Systems USA Inc.	844	9,630
CRH PLC SP ADR	4,903	103,110
Eagle Materials Inc.	446	10,909
Lennox International Inc.	413	18,036
Martin Marietta Materials Inc.[b]	329	28,097
Masco Corp.	2,590	26,625
NCI Building Systems Inc.[a]	325	3,078
Owens Corning[a]	867	27,293
Quanex Building Products Corp.	683	12,014
Simpson Manufacturing Co. Inc.	293	7,556
Texas Industries Inc.	244	8,101

		322,766

CHEMICALS – 2.00%
Agrium Inc.	1,142	71,946
Air Products and Chemicals Inc.	1,299	94,281
Airgas Inc.	521	34,016
Albemarle Corp.	689	30,054
Arch Chemicals Inc.	260	8,910
Ashland Inc.	575	29,239
Cabot Corp.	465	13,718
Celanese Corp. Series A	1,097	30,815
CF Industries Holdings Inc.	520	42,219
Cytec Industries Inc.	412	20,567
Dow Chemical Co. (The)	8,008	218,859

Security	Shares	Value
E.I. du Pont de Nemours and Co.	6,214	$252,723
Eastman Chemical Co.	496	31,069
Ecolab Inc.	1,563	76,446
Ferro Corp.[a]	1,097	11,705
FMC Corp.	515	32,182
Georgia Gulf Corp.[a]	21	322
H.B. Fuller Co.	411	8,401
Huntsman Corp.	1,613	16,888
International Flavors & Fragrances Inc.	556	25,231
Intrepid Potash Inc.[a]	347	8,397
Lubrizol Corp.	539	50,391
Minerals Technologies Inc.	185	9,652
Mosaic Co. (The)	1,062	50,604
Olin Corp.	592	12,018
OM Group Inc.[a]	257	6,939
PolyOne Corp.[a]	951	9,805
Potash Corp. of Saskatchewan	2,061	216,137
PPG Industries Inc.	1,112	77,251
Praxair Inc.	2,074	180,065
RPM International Inc.	985	18,489
Sensient Technologies Corp.	472	13,905
Sherwin-Williams Co. (The)	641	44,325
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR[a]	230	8,982
Sociedad Quimica y Minera de Chile SA Series B SP ADR	672	25,529
Spartech Corp.[a]	537	5,617
Syngenta AG SP ADR	3,332	147,041
Valspar Corp. (The)	666	20,919
W.R. Grace & Co.[a]	615	15,787
Westlake Chemical Corp.	212	5,245
Zep Inc.	400	7,616

		1,984,305

COAL – 0.30%
Alpha Natural Resources Inc.[a]	914	35,034
Arch Coal Inc.	1,202	28,475
CONSOL Energy Inc.	1,625	60,905
Massey Energy Co.	840	25,687
Peabody Energy Corp.	1,896	85,604
Walter Energy Inc.	423	30,160

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Yanzhou Coal Mining Co. Ltd. SP ADR	1,518	$32,789

		298,654

COMMERCIAL SERVICES – 1.42%
Aaron’s Inc.	634	11,513
ABM Industries Inc.	491	10,655
Advance America Cash Advance Centers Inc.	1,310	5,161
Alliance Data Systems Corp.[a,b]	415	23,854
AMN Healthcare Services Inc.[a]	946	5,695
Arbitron Inc.	350	10,115
Avis Budget Group Inc.[a]	1,047	12,920
Bowne & Co. Inc.	640	7,238
Chemed Corp.	208	11,007
Consolidated Graphics Inc.[a]	142	6,102
Convergys Corp.[a]	1,095	12,231
CoreLogic Inc.	934	18,708
Corrections Corp. of America[a]	904	17,691
DeVry Inc.	434	23,349
Dollar Thrifty Automotive Group Inc.[a]	263	13,116
Equifax Inc.	892	27,955
FTI Consulting Inc.[a]	355	12,549
Gartner Inc.[a]	584	14,699
GEO Group Inc. (The)[a]	495	10,682
H&R Block Inc.	2,373	37,209
HealthSpring Inc.[a]	691	12,991
Hertz Global Holdings Inc.[a]	1,437	16,870
Hewitt Associates Inc. Class Aa	662	32,504
Hillenbrand Inc.	636	14,049
Iron Mountain Inc.[a]	1,305	30,889
ITT Educational Services Inc.[a]	247	19,943
Jackson Hewitt Tax Service Inc.[a,b]	1,821	2,021
Korn/Ferry International[a]	527	7,404
Landauer Inc.	153	9,604
Lender Processing Services Inc.	772	24,658
Live Nation Entertainment Inc.[a]	1,333	12,304
Manpower Inc.	579	27,780
MasterCard Inc. Class A	691	145,138
MAXIMUS Inc.	253	15,228
McKesson Corp.	1,971	123,818
Midas Inc.[a]	680	5,984
Monster Worldwide Inc.[a]	1,007	13,816
Moody’s Corp.	1,291	30,403

Security	Shares	Value
New Oriental Education & Technology Group Inc. SP ADR[a]	236	$23,081
PHH Corp.[a]	390	7,765
Pre-Paid Legal Services Inc.[a,b]	209	10,254
Quanta Services Inc.[a]	1,503	32,285
Robert Half International Inc.	1,047	26,364
Rollins Inc.	480	10,483
SAIC Inc.[a]	2,418	40,211
Service Corp. International	2,128	18,131
SFN Group Inc.[a]	850	6,367
Sotheby’s	709	19,235
Towers Watson & Co. Class A	320	14,243
TrueBlue Inc.[a]	518	6,667
United Rentals Inc.[a]	606	7,987
Viad Corp.	505	10,050
Visa Inc. Class A	3,493	256,212
Weight Watchers International Inc.	396	10,846
Western Union Co.	4,635	75,226

		1,413,260

COMPUTERS – 2.68%
Accenture PLC Class A	4,510	178,777
CGI Group Inc.[a]	2,142	30,566
CIBER Inc.[a]	1,534	5,108
Computer Sciences Corp.[a]	1,088	49,319
Diebold Inc.	528	15,111
DST Systems Inc.[a]	319	13,105
EMC Corp.[a]	14,567	288,281
FactSet Research Systems Inc.	354	26,550
Hewlett-Packard Co.	16,405	755,286
IHS Inc. Class Aa	442	27,983
International Business Machines Corp.	8,934	1,147,126
NCR Corp.[a]	1,372	18,796
Quantum Corp.[a]	3,929	6,286
Teradata Corp.[a]	1,244	39,559
Tyler Technologies Inc.[a]	711	11,682
Unisys Corp.[a]	353	9,535
Western Digital Corp.[a]	1,754	46,288

		2,669,358

COSMETICS & PERSONAL CARE – 1.65%
Avon Products Inc.	3,056	95,133
Colgate-Palmolive Co.	3,398	268,374

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	880	$54,780
Procter & Gamble Co. (The)	20,000	1,223,200

		1,641,487

DISTRIBUTION & WHOLESALE – 0.17%
Corporate Express NV SP ADR[d]	1,296	15,618
Genuine Parts Co.	1,070	45,828
Ingram Micro Inc. Class Aa	1,284	21,224
Owens & Minor Inc.	482	13,106
W.W. Grainger Inc.	416	46,596
Watsco Inc.	191	10,641
WESCO International Inc.[a]	344	12,360

		165,373

DIVERSIFIED FINANCIAL SERVICES – 4.59%
Affiliated Managers Group Inc.[a]	336	23,799
American Express Co.	7,444	332,300
Ameriprise Financial Inc.	1,872	79,354
BlackRock Inc.[c]	307	48,349
Capital One Financial Corp.	3,265	138,208
Charles Schwab Corp. (The)	6,703	99,137
CIT Group Inc.[a]	1,238	45,014
Citigroup Inc.[a]	146,559	600,892
Discover Financial Services	3,878	59,217
Doral Financial Corp.[a,b]	377	928
Eaton Vance Corp.	899	26,934
Federated Investors Inc. Class B	789	16,743
First Marblehead Corp. (The)[a]	2,048	5,509
Franklin Resources Inc.	1,130	113,655
GAMCO Investors Inc. Class A	218	8,772
Goldman Sachs Group Inc. (The)	2,991	451,103
IntercontinentalExchange Inc.[a]	542	57,246
Invesco Ltd.	3,241	63,329
Investment Technology Group Inc.[a]	459	7,211
Janus Capital Group Inc.	1,427	14,955
Jefferies Group Inc.[a]	839	20,715
JPMorgan Chase & Co.	27,572	1,110,600
Lazard Ltd. Class Ab	666	19,760
Legg Mason Inc.	1,225	35,390
Morgan Stanley	8,863	239,212
National Financial Partners Corp.[a]	604	6,481
Nomura Holdings Inc. SP ADR	25,456	143,317
NYSE Euronext Inc.	1,855	53,739

Security	Shares	Value
ORIX Corp. SP ADR	1,500	$58,725
Raymond James Financial Inc.	889	23,719
Ritchie Bros. Auctioneers Inc.	723	13,455
Shinhan Financial Group Co. Ltd. SP ADR	1,557	128,811
SLM Corp.[a]	3,434	41,208
Stifel Financial Corp.[a]	271	12,558
Student Loan Corp. (The)	43	1,079
SWS Group Inc.	723	6,305
Teton Advisors Inc. Class Bd	3	27
UBS AGa	24,878	422,180
Waddell & Reed Financial Inc. Class A	764	18,206
Woori Finance Holdings Co. Ltd. SP ADR[a]	577	21,811

		4,569,953

ELECTRIC – 3.16%
AES Corp. (The)[a]	5,726	59,035
Allegheny Energy Inc.	1,148	26,174
ALLETE Inc.	387	13,955
Alliant Energy Corp.	744	25,713
Ameren Corp.	1,361	34,529
American Electric Power Co. Inc.	3,162	113,769
Avista Corp.	674	14,100
Black Hills Corp.	519	16,566
Calpine Corp.[a]	2,651	35,788
CenterPoint Energy Inc.	2,589	36,841
Central Vermont Public Service Corp.	866	18,394
CH Energy Group Inc.	341	14,254
Cleco Corp.	737	21,041
CMS Energy Corp.	1,741	27,717
Companhia Paranaense de Energia Class B SP ADR	1,099	24,090
Consolidated Edison Inc.	1,894	87,351
Constellation Energy Group Inc.	1,328	41,965
Dominion Resources Inc.	4,086	171,571
DPL Inc.	991	25,082
DTE Energy Co.	1,175	54,238
Duke Energy Corp.	8,830	150,993
Dynegy Inc.[a]	1,020	3,621
Edison International	1,977	65,538
El Paso Electric Co.[a]	591	12,707

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Empire District Electric Co. (The)	852	$16,742
Empresa Nacional de Electricidad SA SP ADR	942	46,676
Enersis SA SP ADR	2,133	44,238
Entergy Corp.	1,280	99,213
Exelon Corp.	4,380	183,215
FirstEnergy Corp.	1,999	75,362
FPL Group Inc.	2,716	142,047
Great Plains Energy Inc.	1,065	19,106
Hawaiian Electric Industries Inc.	723	17,027
Huaneng Power International Inc. SP ADR	663	15,508
IDACORP Inc.	530	18,667
Integrys Energy Group Inc.	609	28,836
Korea Electric Power Corp. SP ADR[a]	4,057	57,163
MDU Resources Group Inc.	1,337	26,406
Mirant Corp.[a]	967	10,608
National Grid PLC SP ADR	4,672	189,590
Northeast Utilities	1,163	32,378
NRG Energy Inc.[a]	1,833	41,572
NSTAR	728	27,052
NV Energy Inc.	1,715	21,780
OGE Energy Corp.	762	30,206
Pepco Holdings Inc.	1,478	24,993
PG&E Corp.	2,513	111,577
Pinnacle West Capital Corp.	750	28,567
PNM Resources Inc.	923	10,919
PPL Corp.	2,989	81,570
Progress Energy Inc.	1,833	77,188
Public Service Enterprise Group Inc.	3,403	111,959
RRI Energy Inc.[a]	2,715	10,724
SCANA Corp.	729	27,928
Southern Co.	5,608	198,131
TECO Energy Inc.	1,722	28,137
TransAlta Corp.	1,770	35,913
UIL Holdings Corp.	490	13,353
UniSource Energy Corp.	469	15,139
Westar Energy Inc.	895	21,373
Wisconsin Energy Corp.	770	41,796
Xcel Energy Inc.	3,049	67,048

		3,144,739

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.50%
AMETEK Inc.	781	$34,575
Belden Inc.	467	11,157
C&D Technologies Inc.[a]	2,288	1,968
Emerson Electric Co.	5,277	261,423
Energizer Holdings Inc.[a]	444	27,315
General Cable Corp.[a]	462	12,261
Hitachi Ltd. SP ADR[a]	3,150	131,764
Hubbell Inc. Class B	387	18,262

		498,725

ELECTRONICS – 1.09%
Advantest Corp. SP ADR	1,250	27,050
Agilent Technologies Inc.[a]	2,487	69,462
Amphenol Corp. Class A	1,240	55,552
Arrow Electronics Inc.[a]	880	21,815
AU Optronics Corp. SP ADR	5,695	54,103
Avnet Inc.[a]	1,139	28,646
AVX Corp.	581	8,180
Brady Corp. Class A	440	12,236
Celestica Inc.[a]	1,814	16,145
Checkpoint Systems Inc.[a]	519	10,364
CTS Corp.	945	8,836
Jabil Circuit Inc.	1,555	22,563
Koninklijke Philips Electronics NV NYS[b]	7,066	219,894
Kyocera Corp. SP ADR	1,296	115,914
LG Display Co. Ltd. SP ADR[a,b]	3,131	48,123
Mettler-Toledo International Inc.[a]	285	33,288
Park Electrochemical Corp.	348	9,549
PerkinElmer Inc.	825	16,055
Technitrol Inc.	979	3,906
Thermo Fisher Scientific Inc.[a]	2,910	130,543
Thomas & Betts Corp.[a]	411	16,292
Tyco Electronics Ltd.	3,354	90,558
Vishay Intertechnology Inc.[a]	1,420	12,056
Vishay Precision Group Inc.[a]	404	5,111
Waters Corp.[a]	681	43,693
Watts Water Technologies Inc. Class A	240	7,728

		1,087,662

ENERGY – ALTERNATE SOURCES – 0.05%
Covanta Holding Corp.[a]	1,164	17,542

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Headwaters Inc.[a]	835	$2,889
LDK Solar Co. Ltd. SP ADR[a,b]	742	4,845
Suntech Power Holdings Co. Ltd. SP ADR[a]	985	9,791
Yingli Green Energy Holding Co. Ltd. SP ADR[a]	963	10,516

		45,583

ENGINEERING & CONSTRUCTION – 0.61%
ABB Ltd. SP ADR[a]	16,208	327,078
AECOM Technology Corp.[a]	652	15,739
Dycom Industries Inc.[a]	759	6,869
EMCOR Group Inc.[a]	471	12,251
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	1,523	15,321
Fluor Corp.	1,231	59,445
Granite Construction Inc.	269	6,254
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	203	10,792
Jacobs Engineering Group Inc.[a]	889	32,511
KBR Inc.	1,255	28,087
McDermott International Inc.[a]	1,744	41,001
Shaw Group Inc. (The)[a]	679	21,755
URS Corp.[a]	613	24,759

		601,862

ENTERTAINMENT – 0.08%
Bally Technologies Inc.[a]	473	15,278
International Game Technology	2,150	32,766
Pinnacle Entertainment Inc.[a]	595	6,456
Regal Entertainment Group Class A	847	11,307
Speedway Motorsports Inc.	208	2,854
Vail Resorts Inc.[a]	329	12,462
Warner Music Group Corp.[a]	668	3,133

		84,256

ENVIRONMENTAL CONTROL – 0.25%
Calgon Carbon Corp.[a]	505	6,686
Mine Safety Appliances Co.	345	8,642
Nalco Holding Co.	1,009	24,610
Republic Services Inc.	2,365	75,349
Waste Connections Inc.[a]	719	27,444
Waste Management Inc.	3,181	107,995

		250,726

Security	Shares	Value
FOOD – 2.12%
Campbell Soup Co.	1,527	$54,819
ConAgra Foods Inc.	3,107	72,952
Corn Products International Inc.	575	19,171
Cosan Ltd. Class Aa	1,634	18,562
Dean Foods Co.[a]	1,175	13,466
Del Monte Foods Co.	1,663	23,082
Flowers Foods Inc.	717	17,373
General Mills Inc.	4,378	149,728
Gruma SAB de CV SP ADR[a]	728	4,317
H.J. Heinz Co.	2,131	94,787
Hershey Co. (The)	1,052	49,444
Hormel Foods Corp.	595	25,537
J.M. Smucker Co. (The)	827	50,803
Kellogg Co.	1,767	88,438
Kraft Foods Inc. Class Aa	10,948	319,791
Kroger Co. (The)	4,001	84,741
McCormick & Co. Inc. NVS	776	30,520
Ralcorp Holdings Inc.[a]	386	22,542
Ruddick Corp.	437	15,492
Safeway Inc.	2,585	53,096
Sara Lee Corp.	4,547	67,250
Smithfield Foods Inc.[a]	1,238	17,642
SUPERVALU Inc.	1,575	17,766
Sysco Corp.	4,047	125,336
Tootsie Roll Industries Inc.	290	7,317
TreeHouse Foods Inc.[a]	317	15,118
Tyson Foods Inc. Class A	2,190	38,347
Unilever NV NYS	10,865	320,409
Unilever PLC SP ADR	9,142	261,735
Weis Markets Inc.	224	8,030
Wimm-Bill-Dann Foods OJSC SP ADR[a]	1,083	21,389

		2,109,000

FOREST PRODUCTS & PAPER – 0.33%
Buckeye Technologies Inc.[a]	490	5,561
Clearwater Paper Corp.[a]	177	10,909
Domtar Corp.[a]	327	19,129
Fibria Celulose SA SP ADR[a]	1,100	17,270
International Paper Co.	2,770	67,034
MeadWestvaco Corp.	1,248	29,902
Neenah Paper Inc.	408	7,320
P.H. Glatfelter Co.	508	5,806

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Plum Creek Timber Co. Inc.[b]	1,076	$38,607
Potlatch Corp.[b]	374	13,860
Rayonier Inc.	614	29,982
Rock-Tenn Co. Class A	294	15,647
Sappi Ltd. SP ADR[a]	4,056	19,428
Schweitzer-Mauduit International Inc.	190	10,057
Temple-Inland Inc.	879	17,633
Weyerhaeuser Co.	1,446	23,454

		331,599

GAS – 0.36%
AGL Resources Inc.	545	20,710
Atmos Energy Corp.	677	19,633
Energen Corp.	537	23,864
Laclede Group Inc. (The)	447	15,618
National Fuel Gas Co.	543	26,091
New Jersey Resources Corp.	406	15,156
Nicor Inc.	353	15,458
NiSource Inc.	1,854	30,591
Northwest Natural Gas Co.	267	12,659
Piedmont Natural Gas Co.	477	12,698
Sempra Energy	1,407	69,998
South Jersey Industries Inc.	303	14,156
Southern Union Co.	852	19,230
Southwest Gas Corp.	636	20,460
UGI Corp.	666	17,955
Vectren Corp.	550	13,624
WGL Holdings Inc.	343	12,375

		360,276
HAND & MACHINE TOOLS – 0.22%
Baldor Electric Co.	397	15,174
Kennametal Inc.	611	16,735
Nidec Corp. SP ADR	3,369	79,003
Regal Beloit Corp.	299	18,188
Snap-on Inc.	481	21,486
Stanley Black & Decker Inc.	1,131	65,621

		216,207

HEALTH CARE — PRODUCTS – 2.75%
Alcon Inc.	534	82,813
Alere Inc.[a]	735	20,676
Baxter International Inc.	4,147	181,514
Beckman Coulter Inc.	486	22,273
Becton, Dickinson and Co.	1,460	100,448

Security	Shares	Value
Boston Scientific Corp.[a]	10,254	$57,422
C.R. Bard Inc.	630	49,474
Cantel Medical Corp.	381	6,050
CareFusion Corp.[a]	1,299	27,370
Cooper Companies Inc. (The)	373	14,495
Covidien PLC	3,496	130,471
Edwards Lifesciences Corp.[a]	821	47,454
Fresenius Medical Care AG & Co. KGaA SP ADR	1,333	72,888
Haemonetics Corp.[a]	201	11,105
Hill-Rom Holdings Inc.	493	16,289
Invacare Corp.	305	7,268
Johnson & Johnson	19,169	1,113,527
Kinetic Concepts Inc.[a]	454	16,122
Luxottica Group SpA SP ADR	1,160	30,114
Medtronic Inc.	7,596	280,824
Mindray Medical International Ltd. SP ADR	764	23,638
ResMed Inc.[a]	542	35,604
Smith & Nephew PLC SP ADR	1,303	56,837
St. Jude Medical Inc.[a]	2,199	80,857
Steris Corp.	477	15,164
Stryker Corp.	2,092	97,425
Symmetry Medical Inc.[a]	651	6,334
Varian Medical Systems Inc.[a]	850	46,920
West Pharmaceutical Services Inc.	300	10,902
Zimmer Holdings Inc.[a]	1,384	73,338

		2,735,616

HEALTH CARE — SERVICES – 0.89%
Aetna Inc.	2,889	80,459
Assisted Living Concepts Inc. Class Aa	332	10,445
Centene Corp.[a]	375	7,991
Community Health Systems Inc.[a]	712	23,090
Covance Inc.[a]	485	18,799
Coventry Health Care Inc.[a]	1,062	21,059
DaVita Inc.[a]	712	40,812
Health Management Associates Inc. Class Aa	2,056	14,721
Health Net Inc.[a]	787	18,534
HealthSouth Corp.[a]	802	14,845
Humana Inc.[a]	1,186	55,766

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	728	$53,129
MDS Inc.[a]	1,060	10,028
MEDNAX Inc.[a]	393	18,530
Molina Healthcare Inc.[a]	161	4,799
Quest Diagnostics Inc.	984	46,238
Sunrise Senior Living Inc.[a]	1,782	5,328
Tenet Healthcare Corp.[a]	3,703	17,034
UnitedHealth Group Inc.	7,957	242,291
Universal Health Services Inc. Class B	728	26,186
WellPoint Inc.[a]	2,957	149,979

		880,063

HOLDING COMPANIES – DIVERSIFIED – 0.07%
Leucadia National Corp.[a]	1,366	30,175
Tomkins PLC SP ADR	1,935	39,242

		69,417

HOME BUILDERS – 0.13%
D.R. Horton Inc.	2,131	23,484
KB Home	669	7,613
Lennar Corp. Class A	1,167	17,236
NVR Inc.[a]	46	28,819
Pulte Homes Inc.[a]	2,250	19,755
Thor Industries Inc.	399	11,108
Toll Brothers Inc.[a]	988	17,152
Winnebago Industries Inc.[a]	408	4,264

		129,431

HOME FURNISHINGS – 0.49%
Furniture Brands International Inc.[a]	958	5,288
Harman International Industries Inc.[a]	539	16,391
Panasonic Corp. SP ADR	14,432	191,368
Sony Corp. SP ADR	6,951	217,010
Technicolor SP ADR	1,281	6,751
Whirlpool Corp.	559	46,565

		483,373

HOUSEHOLD PRODUCTS & WARES – 0.44%
ACCO Brands Corp.[a]	1,345	7,962
American Greetings Corp. Class A	435	8,913
Avery Dennison Corp.	747	26,780
Blyth Inc.	161	6,368
Church & Dwight Co. Inc.	511	33,864
Clorox Co. (The)	921	59,754

Security	Shares	Value
Ennis Inc.	764	$12,927
Fortune Brands Inc.	1,053	46,206
Jarden Corp.	719	20,815
Kimberly-Clark Corp.	2,834	181,716
Scotts Miracle-Gro Co. (The) Class A	276	13,317
Tupperware Brands Corp.	543	21,389

		440,011

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	1,956	30,318
Toro Co. (The)	343	17,853

		48,171

INSURANCE – 4.66%
ACE Ltd.[a]	2,249	119,377
Aegon NV SP ADR[a]	10,563	63,484
Aflac Inc.	3,237	159,228
Alleghany Corp.[a]	53	15,912
Allstate Corp. (The)	3,485	98,416
Ambac Financial Group Inc.[a]	2,374	1,983
American Financial Group Inc.	616	18,153
American International Group Inc.[a]	874	33,623
Aon Corp.	1,668	62,834
Arthur J. Gallagher & Co.	884	22,471
Aspen Insurance Holdings Ltd.	604	16,519
Assurant Inc.	852	31,771
Assured Guaranty Ltd.	1,413	22,184
Aviva PLC SP ADR	9,775	112,021
Axis Capital Holdings Ltd.	1,059	33,009
Berkshire Hathaway Inc. Class Ba	12,952	1,011,810
China Life Insurance Co. Ltd. SP ADR	3,290	220,989
Chubb Corp.	2,241	117,944
CIGNA Corp.	1,938	59,613
CNA Financial Corp.[a]	263	7,380
CNO Financial Group Inc.[a]	2,117	11,368
Delphi Financial Group Inc. Class A	432	11,210
Endurance Specialty Holdings Ltd.	544	20,993
Everest Re Group Ltd.	429	33,299
FBL Financial Group Inc. Class A	393	8,917
Fidelity National Financial Inc. Class A	1,501	22,170
First American Financial Corp.	934	13,776
Genworth Financial Inc. Class Aa	3,514	47,720
Hanover Insurance Group Inc. (The)	300	13,149

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	3,200	$74,912
HCC Insurance Holdings Inc.	671	17,527
Horace Mann Educators Corp.	682	11,471
ING Groep NV SP ADR[a]	26,814	257,951
Kingsway Financial Services Inc.[a]	1,710	3,283
Lincoln National Corp.	2,154	56,090
Loews Corp.	2,406	89,383
Manulife Financial Corp.	12,116	192,766
Markel Corp.[a]	76	25,688
Marsh & McLennan Companies Inc.	3,694	86,883
Mercury General Corp.	260	11,214
MetLife Inc.	3,940	165,716
Montpelier Re Holdings Ltd.	821	13,349
Old Republic International Corp.	1,792	22,418
PartnerRe Ltd.	576	41,685
Phoenix Companies Inc. (The)[a]	2,702	6,485
Platinum Underwriters Holdings Ltd.	449	17,547
Primus Guaranty Ltd.[a,b]	1,473	6,422
Principal Financial Group Inc.	2,154	55,164
ProAssurance Corp.[a]	263	15,651
Progressive Corp. (The)	4,419	86,789
Protective Life Corp.	736	16,553
Prudential Financial Inc.	3,262	186,880
Prudential PLC SP ADR	8,908	155,088
Reinsurance Group of America Inc.	514	24,662
RenaissanceRe Holdings Ltd.	490	28,038
RLI Corp.	236	13,096
StanCorp Financial Group Inc.	363	13,681
Stewart Information Services Corp.[b]	448	4,476
Sun Life Financial Inc.	3,937	110,708
Torchmark Corp.	512	27,172
Transatlantic Holdings Inc.	508	24,287
Travelers Companies Inc. (The)	3,373	170,168
Unitrin Inc.	395	10,977
Unum Group	2,185	49,862
W.R. Berkley Corp.	994	26,848
White Mountains Insurance Group Ltd.	71	22,298
Willis Group Holdings PLC	1,268	38,801
XL Group PLC	2,559	45,371

		4,638,683

Security	Shares	Value
INTERNET – 0.07%
AOL Inc.[a]	924	$19,330
Giant Interactive Group Inc. SP ADR	1,635	11,004
McAfee Inc.[a]	1,191	39,422

		69,756

INVESTMENT COMPANIES – 0.01%
Arlington Asset Investment Corp. Class Aa	465	9,332

		9,332

IRON & STEEL – 0.76%
AK Steel Holding Corp.	910	12,731
Allegheny Technologies Inc.	669	31,851
ArcelorMittal Class A NYS	6,437	197,616
Carpenter Technology Corp.	345	12,058
Cliffs Natural Resources Inc.	1,018	57,588
Companhia Siderurgica Nacional SA SP ADR	5,698	95,669
Mechel OAO SP ADR	795	17,315
Nucor Corp.	1,933	75,658
POSCO SP ADR	1,846	192,002
Reliance Steel & Aluminum Co.	472	18,540
United States Steel Corp.	1,038	46,015

		757,043

LEISURE TIME – 0.22%
Carnival Corp.[a]	2,992	103,763
Harley-Davidson Inc.	1,696	46,182
Polaris Industries Inc.	309	18,447
Royal Caribbean Cruises Ltd.[a]	1,058	30,534
WMS Industries Inc.[a]	451	17,368

		216,294

LODGING – 0.35%
Boyd Gaming Corp.[a]	626	5,296
Choice Hotels International Inc.	185	6,107
Gaylord Entertainment Co.[a]	325	9,422
InterContinental Hotels Group PLC SP ADR	1,837	31,964
Las Vegas Sands Corp.[a,b]	3,154	84,716
Marcus Corp.	535	6,527
Marriott International Inc. Class A	2,185	74,093
MGM Resorts International[a]	1,808	19,635
Orient-Express Hotels Ltd. Class Aa	890	8,108

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Starwood Hotels & Resorts Worldwide Inc.	1,261	$61,096
Wyndham Worldwide Corp.	1,425	36,380

		343,344

MACHINERY – 0.86%
AGCO Corp.[a]	640	22,246
Albany International Corp. Class A	362	6,643
Applied Industrial Technologies Inc.	448	12,544
Briggs & Stratton Corp.	459	8,707
Cascade Corp.	136	5,191
Caterpillar Inc.	3,985	277,954
CNH Global NVa	322	9,911
Cummins Inc.	1,312	104,448
Deere & Co.	2,884	192,305
Flowserve Corp.	411	40,755
Gardner Denver Inc.	413	20,968
Graco Inc.	516	16,290
IDEX Corp.	626	20,139
Kadant Inc.[a]	411	8,010
Manitowoc Co. Inc. (The)	1,125	11,655
NACCO Industries Inc. Class A	64	5,699
Rockwell Automation Inc.	996	53,933
Terex Corp.[a]	812	16,029
Wabtec Corp.	387	17,264

		850,691

MACHINERY — DIVERSIFIED – 0.07%
Kubota Corp. SP ADR	1,629	64,606

		64,606

MANUFACTURING – 3.61%
3M Co.	4,513	386,042
A.O. Smith Corp.	223	12,194
Acuity Brands Inc.	409	17,231
Ameron International Corp.	128	7,864
AptarGroup Inc.	419	18,046
Barnes Group Inc.	520	9,558
Blount International Inc.[a]	694	7,391
Brink’s Co. (The)	386	8,453
Carlisle Companies Inc.	494	16,638
CLARCOR Inc.	420	15,758
Cooper Industries PLC	1,185	53,503
Crane Co.	411	14,607
Danaher Corp.	3,522	135,280

Security	Shares	Value
Donaldson Co. Inc.	550	$26,109
Dover Corp.	1,267	60,778
Eastman Kodak Co.[a,b]	2,518	9,997
Eaton Corp.	1,156	90,700
EnPro Industries Inc.[a]	296	8,865
General Electric Co.	73,986	1,192,654
Harsco Corp.	633	14,660
Hexcel Corp.[a]	745	13,924
Honeywell International Inc.	4,832	207,100
Illinois Tool Works Inc.	2,967	129,065
Ingersoll-Rand PLC	2,320	86,907
ITT Corp.	1,249	58,853
Leggett & Platt Inc.	1,160	24,174
Myers Industries Inc.	643	5,086
Pall Corp.	820	31,357
Parker Hannifin Corp.	1,095	68,021
Pentair Inc.	686	23,461
Roper Industries Inc.	616	38,500
Siemens AG SP ADR	6,019	586,191
Teleflex Inc.	297	16,831
Textron Inc.	1,903	39,506
Tredegar Corp.	356	6,145
Trinity Industries Inc.	644	13,118
Tyco International Ltd.[a]	3,546	135,741

		3,590,308

MEDIA – 1.81%
A.H. Belo Corp. Class Aa	1,144	8,854
Belo Corp. Class Aa	1,056	6,389
Cablevision NY Group Class A	1,910	52,353
CBS Corp. Class B NVS	4,399	65,017
Corus Entertainment Inc. Class B	672	12,687
E.W. Scripps Co. (The) Class Aa	647	5,085
Entravision Communications Corp. Class Aa,b	2,954	6,381
Gannett Co. Inc.	1,720	22,670
Grupo Televisa SA SP ADR	3,841	72,979
John Wiley & Sons Inc. Class A	415	16,343
McGraw-Hill Companies Inc. (The)	2,197	67,426
Media General Inc. Class Aa	384	3,967
Meredith Corp.	349	11,081
Pearson PLC SP ADR	5,801	90,902
Reed Elsevier NV SP ADR	2,557	66,149

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Reed Elsevier PLC SP ADR	2,189	$75,980
Rogers Communications Inc. Class B	3,332	115,687
Shaw Communications Inc. Class B	2,384	46,702
Thomson Reuters Corp.	2,588	96,895
Time Warner Cable Inc.	2,475	141,496
Time Warner Inc.	7,788	245,010
Viacom Inc. Class B NVS[a]	4,034	133,283
Walt Disney Co. (The)	12,514	421,597
Washington Post Co. (The) Class B	38	15,979

		1,800,912

METAL FABRICATE & HARDWARE – 0.33%
CIRCOR International Inc.	362	11,323
Commercial Metals Co.	894	12,865
Kaydon Corp.	283	10,751
Mueller Water Products Inc. Class A	1,359	5,164
Precision Castparts Corp.	997	121,823
Sims Metal Management Ltd. SP ADR	1,193	19,112
Sterlite Industries (India) Ltd. SP ADR	2,851	43,079
Tenaris SA SP ADR	1,657	66,363
Timken Co. (The)	682	22,929
Valmont Industries Inc.	169	12,007
Worthington Industries Inc.	488	6,993

		332,409

MINING – 4.10%
Agnico-Eagle Mines Ltd.	1,088	60,656
Alcoa Inc.	7,014	78,346
Alumina Ltd. SP ADR	4,363	24,564
Aluminum Corp. of China Ltd. SP ADR[a,b]	1,188	26,326
AMCOL International Corp.	285	8,539
AngloGold Ashanti Ltd. SP ADR	2,543	103,042
Barrick Gold Corp.	6,824	280,466
BHP Billiton Ltd. SP ADR	11,693	844,585
BHP Billiton PLC SP ADR	7,782	478,904
Cameco Corp.	2,599	66,248
Coeur d’Alene Mines Corp.[a]	711	10,829
Compania de Minas Buenaventura SA SP ADR	1,146	44,247
Compass Minerals International Inc.	286	20,217
Eldorado Gold Corp.[a]	3,965	64,590
Freeport-McMoRan Copper & Gold Inc.	3,018	215,908

Security	Shares	Value
Gammon Gold Inc.[a]	1,624	$9,663
Gold Fields Ltd. SP ADR	4,581	61,981
Goldcorp Inc.	5,093	199,340
Harmony Gold Mining Co. Ltd. SP ADR	2,254	22,540
Hecla Mining Co.[a,b]	2,050	10,127
IAMGOLD Corp.	2,776	43,889
Ivanhoe Mines Ltd.[a]	1,924	34,170
Kinross Gold Corp.	4,851	79,508
Newmont Mining Corp.	3,244	181,340
Rio Tinto PLC SP ADR	9,906	514,320
RTI International Metals Inc.[a]	337	9,564
Silver Wheaton Corp.[a]	2,593	48,878
Southern Copper Corp.	1,517	47,649
Stillwater Mining Co.[a]	582	8,014
Teck Resources Ltd. Class Ba	3,488	122,952
Titanium Metals Corp.[a]	750	16,605
Vale SA SP ADR	9,182	255,260
Vulcan Materials Co.[b]	781	35,332
Yamana Gold Inc.	5,490	51,716

		4,080,315

MISCELLANEOUS – MANUFACTURING – 0.01%
John Bean Technologies Corp.	560	8,798

		8,798

OFFICE & BUSINESS EQUIPMENT – 0.48%
Canon Inc. SP ADR	8,070	349,592
Pitney Bowes Inc.	1,419	34,638
Xerox Corp.	10,004	97,439

		481,669

OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	1,138	7,864

		7,864

OIL & GAS – 12.32%
Anadarko Petroleum Corp.	3,525	173,289
Apache Corp.	2,334	223,084
Atwood Oceanics Inc.[a]	515	14,008
Berry Petroleum Co. Class A	522	15,566
BP PLC SP ADR	21,817	839,300
Cabot Oil & Gas Corp.	805	24,528
Canadian Natural Resources Ltd.	7,626	262,487
Cenovus Energy Inc.	5,434	153,239
Chesapeake Energy Corp.	4,571	96,128

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Chevron Corp.	13,900	$1,059,319
China Petroleum & Chemical Corp. SP ADR	1,152	92,759
Cimarex Energy Co.	642	44,215
CNOOC Ltd. SP ADR	1,070	180,209
Comstock Resources Inc.[a]	374	9,466
Concho Resources Inc.[a]	687	41,206
ConocoPhillips	9,619	531,161
Denbury Resources Inc.[a]	2,810	44,510
Devon Energy Corp.	2,901	181,283
Diamond Offshore Drilling Inc.	455	27,068
EnCana Corp.	5,207	158,970
Eni SpA SP ADR	8,437	345,158
Ensco International PLC SP ADR	994	41,559
EOG Resources Inc.	1,788	174,330
EQT Corp.	1,014	37,194
EXCO Resources Inc.	1,432	20,778
Exxon Mobil Corp.	35,398	2,112,553
Forest Oil Corp.[a]	878	25,102
Frontier Oil Corp.	1,029	12,646
Goodrich Petroleum Corp.[a,b]	366	4,553
Helmerich & Payne Inc.	744	30,154
Hess Corp.	2,063	110,556
Marathon Oil Corp.	4,957	165,812
Mariner Energy Inc.[a]	769	18,371
Murphy Oil Corp.	1,296	70,956
Nabors Industries Ltd.[a]	2,030	37,372
Newfield Exploration Co.[a]	970	51,856
Nexen Inc.	3,686	76,300
Noble Corp.[a]	1,773	57,623
Noble Energy Inc.	1,243	83,356
Occidental Petroleum Corp.	5,645	439,915
Parker Drilling Co.[a]	1,626	6,797
Penn Virginia Corp.	521	9,899
Penn West Energy Trust	1,748	33,894
Petrobras Energia SA SP ADR	421	6,163
PetroChina Co. Ltd. SP ADR	1,481	169,530
Petrohawk Energy Corp.[a]	2,207	34,804
Petroleo Brasileiro SA SP ADR	7,849	285,704
Pioneer Natural Resources Co.	879	50,912
Plains Exploration & Production Co.[a]	1,004	22,640
Precision Drilling Corp.[a]	1,980	14,949
Pride International Inc.[a]	1,138	27,073

Security	Shares	Value
QEP Resources Inc.[a]	1,300	$44,746
Quicksilver Resources Inc.[a]	1,108	13,950
Range Resources Corp.	1,155	42,874
Repsol YPF SA SP ADR	5,577	131,896
Rowan Companies Inc.[a]	765	19,324
Royal Dutch Shell PLC Class A SP ADR	12,350	684,437
Royal Dutch Shell PLC Class B SP ADR	9,435	504,018
SandRidge Energy Inc.[a]	2,530	14,927
Sasol Ltd. SP ADR	3,080	122,091
Seadrill Ltd.	2,080	48,693
SM Energy Co.	542	22,450
Southwestern Energy Co.[a]	2,436	88,792
Statoil ASA SP ADR	7,634	155,199
Stone Energy Corp.[a]	614	7,221
Suncor Energy Inc.	10,857	357,738
Sunoco Inc.	878	31,318
Swift Energy Co.[a]	405	10,502
Talisman Energy Inc.	7,286	124,882
Tesoro Corp.	869	11,219
Total SA SP ADR	15,403	779,854
Transocean Ltd.[a]	2,353	108,732
Ultra Petroleum Corp.[a]	1,157	49,022
Unit Corp.[a]	359	14,683
VAALCO Energy Inc.[a]	1,759	10,501
Valero Energy Corp.	3,960	67,280
W&T Offshore Inc.	504	4,642
Whiting Petroleum Corp.[a]	422	37,140
YPF SA SP ADR	25	1,020

		12,259,455

OIL & GAS SERVICES – 1.47%
Baker Hughes Inc.	2,977	143,700
Cameron International Corp.[a]	1,758	69,599
Compagnie Generale de Geophysique-Veritas SP ADR[a]	1,154	22,341
Complete Production Services Inc.[a]	654	12,590
Core Laboratories NVb	386	29,818
Dril-Quip Inc.[a]	337	17,618
Exterran Holdings Inc.[a]	517	13,788
FMC Technologies Inc.[a]	908	57,458
Halliburton Co.	6,247	186,660

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Helix Energy Solutions Group Inc.[a]	845	$7,935
ION Geophysical Corp.[a]	1,954	8,578
National Oilwell Varco Inc.	2,960	115,914
Newpark Resources Inc.[a]	1,370	10,946
Oceaneering International Inc.[a]	449	22,217
Oil States International Inc.[a]	419	19,249
Schlumberger Ltd.	8,279	493,925
SEACOR Holdings Inc.[a]	190	15,736
Smith International Inc.	1,755	72,797
Superior Energy Services Inc.[a]	687	15,657
Tetra Technologies Inc.[a]	809	8,430
Tidewater Inc.	377	15,449
Weatherford International Ltd.[a]	5,113	82,831
Willbros Group Inc.[a]	633	5,792
World Fuel Services Corp.	520	13,546

		1,462,574

PACKAGING & CONTAINERS – 0.22%
Ball Corp.	589	34,303
Bemis Co. Inc.	658	19,714
Crown Holdings Inc.[a]	1,035	28,804
Greif Inc. Class A	223	13,297
Owens-Illinois Inc.[a]	1,245	34,424
Packaging Corp. of America	715	17,160
Pactiv Corp.[a]	921	28,017
Sealed Air Corp.	1,100	23,793
Sonoco Products Co.	614	20,078

		219,590

PHARMACEUTICALS – 6.20%
Abbott Laboratories	10,625	521,475
Allergan Inc.	2,187	133,538
AmerisourceBergen Corp.	2,165	64,885
AstraZeneca PLC SP ADR	10,292	519,129
Bristol-Myers Squibb Co.	12,043	300,112
Cardinal Health Inc.	2,586	83,450
Elan Corp. PLC SP ADR[a]	3,767	17,969
Eli Lilly and Co.	6,933	246,815
Forest Laboratories Inc.[a]	2,201	61,078
GlaxoSmithKline PLC SP ADR	18,383	646,530
Hospira Inc.[a]	1,203	62,676
K-V Pharmaceutical Co. Class Aa	4,363	4,668
King Pharmaceuticals Inc.[a]	1,930	16,907
Mead Johnson Nutrition Co. Class A	1,510	80,241

Security	Shares	Value
Medco Health Solutions Inc.[a]	3,242	$155,616
Medicis Pharmaceutical Corp. Class A	617	15,641
Merck & Co. Inc.	21,884	754,123
NBTY Inc.[a]	515	27,753
Novartis AG SP ADR	17,206	838,620
Novo-Nordisk A/S SP ADR	3,051	262,478
Omnicare Inc.	759	18,694
Pfizer Inc.	56,219	843,285
PharMerica Corp.[a]	515	6,726
Sanofi-Aventis SP ADR[a]	15,353	447,386
Watson Pharmaceuticals Inc.[a]	962	38,961

		6,168,756

PIPELINES – 0.59%
El Paso Corp.	5,043	62,130
Enbridge Inc.	2,418	117,612
ONEOK Inc.	790	36,759
Questar Corp.	1,300	21,385
Spectra Energy Corp.	4,547	94,532
TransCanada Corp.	4,789	169,291
Transportadora de Gas del Sur SA SP ADR	2,298	8,640
Williams Companies Inc. (The)	4,132	80,202

		590,551

REAL ESTATE – 0.25%
Brookfield Asset Management Inc. Class A	3,669	92,055
Brookfield Properties Corp.	1,995	30,005
CB Richard Ellis Group Inc. Class Aa	2,295	39,015
E-House (China) Holdings Ltd. SP ADR[b]	653	10,644
Forest City Enterprises Inc. Class Aa,b	947	12,027
Forestar Group Inc.[a]	477	7,684
Hilltop Holdings Inc.[a]	485	5,039
Jones Lang LaSalle Inc.	338	26,181
MI Developments Inc. Class A	612	7,785
St. Joe Co. (The)[a,b]	669	17,254

		247,689

REAL ESTATE INVESTMENT TRUSTS – 2.10%
Alexandria Real Estate Equities Inc.[b]	387	27,303
AMB Property Corp.	1,314	32,797
American Campus Communities Inc.	575	16,646

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
Annaly Capital Management Inc.	3,993	$69,478
Anworth Mortgage Asset Corp.	1,973	13,752
Apartment Investment and Management Co. Class A	949	20,375
Ashford Hospitality Trust Inc.[a,b]	730	6,417
AvalonBay Communities Inc.	589	61,898
BioMed Realty Trust Inc.	1,097	19,790
Boston Properties Inc.	1,002	82,064
BRE Properties Inc. Class A	540	22,410
Camden Property Trust	474	21,576
CapLease Inc.	1,660	8,134
Chimera Investment Corp.	5,483	21,219
CommonWealth REIT	569	14,765
DCT Industrial Trust Inc.	1,902	8,920
Developers Diversified Realty Corp.	1,477	16,764
Douglas Emmett Inc.	698	11,035
Duke Realty Corp.	1,759	21,038
EastGroup Properties Inc.	321	11,643
Entertainment Properties Trust	516	21,538
Equity Lifestyle Properties Inc.[b]	260	13,762
Equity One Inc.	381	6,492
Equity Residential	1,985	91,012
Essex Property Trust Inc.	228	23,965
Extra Space Storage Inc.	915	14,192
Federal Realty Investment Trust	425	33,231
FelCor Lodging Trust Inc.[a]	1,257	7,454
First Industrial Realty Trust Inc.[a]	705	2,975
General Growth Properties Inc.	2,553	35,538
Getty Realty Corp.	561	13,442
Glimcher Realty Trust	1,015	6,750
HCP Inc.	2,129	75,516
Health Care REIT Inc.[b]	881	39,918
Highwoods Properties Inc.	533	16,688
Home Properties Inc.	282	14,007
Hospitality Properties Trust	966	19,755
Host Hotels & Resorts Inc.[a]	4,774	68,459
Inland Real Estate Corp.	926	7,686
iStar Financial Inc.[a,b]	1,022	5,192
Kilroy Realty Corp.	517	17,361
Kimco Realty Corp.	2,916	43,944
LaSalle Hotel Properties	665	15,774
Lexington Realty Trust	1,225	7,877
Liberty Property Trust	785	24,884

Security	Shares	Value
Macerich Co. (The)	944	$39,129
MFA Financial Inc.	2,569	18,856
MPG Office Trust Inc.[a]	1,420	4,459
National Health Investors Inc.	394	14,834
National Retail Properties Inc.	737	17,039
Nationwide Health Properties Inc.	880	32,930
NorthStar Realty Finance Corp.	1,570	5,385
Omega Healthcare Investors Inc.	973	21,386
Parkway Properties Inc.	453	7,570
Pennsylvania Real Estate Investment Trust	531	6,526
Post Properties Inc.	542	13,810
ProLogis	3,508	38,097
Public Storage	988	96,943
Ramco-Gershenson Properties Trust[b]	958	11,017
Realty Income Corp.[b]	818	26,250
Regency Centers Corp.	474	17,889
Saul Centers Inc.	214	9,052
Senior Housing Properties Trust	994	22,415
Simon Property Group Inc.	1,994	177,905
SL Green Realty Corp.	627	37,770
Sovran Self Storage Inc.	367	13,506
Strategic Hotels & Resorts Inc.[a]	1,363	6,283
Sun Communities Inc.	480	13,968
Sunstone Hotel Investors Inc.[a]	915	9,443
Tanger Factory Outlet Centers Inc.	334	14,930
Taubman Centers Inc.	449	18,404
U-Store-It Trust	818	6,601
UDR Inc.	1,322	27,907
Universal Health Realty Income Trust	441	14,676
Ventas Inc.	1,198	60,763
Vornado Realty Trust	1,297	107,366
Washington Real Estate Investment Trust	691	20,972
Weingarten Realty Investors	914	19,349

		2,088,866

RETAIL – 4.07%
99 Cents Only Stores[a]	778	12,930
Abercrombie & Fitch Co. Class A	636	23,494
Advance Auto Parts Inc.	724	38,756
Aeropostale Inc.[a]	808	22,971
American Eagle Outfitters Inc.	1,279	15,744

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
AnnTaylor Stores Corp.[a]	550	$9,647
AutoNation Inc.[a,b]	700	17,101
AutoZone Inc.[a]	233	49,296
Barnes & Noble Inc.	397	5,149
Best Buy Co. Inc.	2,430	84,224
Big Lots Inc.[a]	699	23,983
BJ’s Wholesale Club Inc.[a]	374	17,036
Brinker International Inc.	942	14,808
Brown Shoe Co. Inc.	551	8,056
Buckle Inc. (The)[b]	268	7,383
Cabela’s Inc.[a,b]	565	8,808
CarMax Inc.[a]	1,790	37,769
Cash America International Inc.	316	10,586
Cato Corp. (The) Class A	400	9,312
Chico’s FAS Inc.[a]	1,379	12,921
Chipotle Mexican Grill Inc.[a]	273	40,377
Collective Brands Inc.[a]	582	9,324
CVS Caremark Corp.	9,483	291,033
Darden Restaurants Inc.	1,046	43,817
Delhaize Group SP ADR	697	51,878
Dick’s Sporting Goods Inc.[a]	790	20,785
Dillard’s Inc. Class A	441	10,205
DineEquity Inc.[a,b]	201	7,328
Family Dollar Stores Inc.	933	38,580
GameStop Corp. Class Aa	1,116	22,376
Gap Inc. (The)	2,698	48,861
Genesco Inc.[a]	248	6,768
Home Depot Inc. (The)	11,816	336,874
J.C. Penney Co. Inc.	1,445	35,590
Kohl’s Corp.[a]	2,013	96,000
Landry’s Restaurants Inc.[a]	230	5,633
Limited Brands Inc.	2,000	51,280
Lowe’s Companies Inc.	10,010	207,607
Macy’s Inc.	3,066	57,181
McDonald’s Corp.	7,473	521,092
Men’s Wearhouse Inc. (The)	375	7,297
Movado Group Inc.[a]	409	4,646
MSC Industrial Direct Co. Inc. Class A	386	19,450
New York & Co. Inc.[a]	1,159	2,585
Nordstrom Inc.	1,242	42,228
Nu Skin Enterprises Inc. Class A	583	16,604
Office Depot Inc.[a]	2,418	10,446

Security	Shares	Value
OfficeMax Inc.[a]	885	$12,647
Regis Corp.	481	7,326
Rite Aid Corp.[a,b]	5,691	5,628
Saks Inc.[a]	1,252	10,279
Sonic Automotive Inc.[a]	704	6,963
Stage Stores Inc.	555	6,105
Talbots Inc. (The)[a,b]	542	6,228
Target Corp.	4,672	239,767
Tiffany & Co.	936	39,377
Tim Hortons Inc.	1,427	48,746
TJX Companies Inc. (The)	2,897	120,283
Under Armour Inc. Class Aa	406	15,249
Wal-Mart Stores Inc.	14,651	749,985
Walgreen Co.	6,852	195,625
Wendy’s/Arby’s Group Inc. Class A	2,795	12,186
Yum! Brands Inc.	3,267	134,927

		4,047,140

SAVINGS & LOANS – 0.07%
New York Community Bancorp Inc.	3,173	54,766
NewAlliance Bancshares Inc.	869	10,576

		65,342

SEMICONDUCTORS – 0.85%
Advanced Micro Devices Inc.[a]	4,138	30,994
Advanced Semiconductor Engineering Inc. SP ADR	7,415	28,103
Analog Devices Inc.	1,969	58,499
Emulex Corp.[a]	873	7,595
Fairchild Semiconductor International Inc.[a]	1,196	10,860
International Rectifier Corp.[a]	579	11,308
LSI Corp.[a]	4,913	19,799
MEMC Electronic Materials Inc.[a]	1,743	16,663
National Semiconductor Corp.	1,672	23,073
Semiconductor Manufacturing International Corp. SP ADR[a]	2,920	10,220
STMicroelectronics NV NYS[b]	4,552	37,281
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	30,819	311,272
Teradyne Inc.[a]	1,412	15,193
Texas Instruments Inc.	8,306	205,075

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
United Microelectronics Corp. SP ADR[a]	18,464	$55,946

		841,881

SOFTWARE – 0.78%
American Reprographics Co.[a]	805	7,165
Broadridge Financial Solutions Inc.	927	18,818
Dun & Bradstreet Corp. (The)	300	20,508
Fair Isaac Corp.	438	10,446
Fidelity National Information Services Inc.[b]	2,405	68,951
Global Payments Inc.	662	24,977
Konami Corp. SP ADR	751	11,565
MSCI Inc. Class Aa	967	31,205
Red Hat Inc.[a]	1,559	50,122
Salesforce.com Inc.[a]	891	88,165
SAP AG SP ADR	6,522	299,164
SYNNEX Corp.[a]	288	7,600
Total System Services Inc.	1,525	22,738
VeriFone Systems Inc.[a]	744	16,279
VMware Inc. Class Aa	600	46,518
Wipro Ltd. SP ADR	3,659	49,763

		773,984

TELECOMMUNICATIONS – 5.91%
Alcatel-Lucent SP ADR[a]	16,142	48,103
Amdocs Ltd.[a]	1,488	40,667
America Movil SAB de CV Series L SP ADR	8,015	397,624
American Tower Corp. Class Aa	2,867	132,570
Anixter International Inc.[a]	240	11,597
AT&T Inc.	41,395	1,073,786
BCE Inc.	1,843	56,414
British Telecom PLC SP ADR	5,783	129,424
CenturyLink Inc.	2,113	75,265
China Mobile Hong Kong Ltd. SP ADR	5,830	296,980
China Telecom Corp. Ltd. SP ADR	935	46,890
China Unicom (Hong Kong) Ltd. SP ADR	9,135	124,601
Cincinnati Bell Inc.[a]	2,893	8,563
CommScope Inc.[a]	784	15,947
Corning Inc.	10,896	197,436
Crown Castle International Corp.[a]	1,843	72,817
France Telecom SA SP ADR	13,167	276,112

Security	Shares	Value
Frontier Communications Corp.	7,520	$57,453
Harris Corp.	998	44,441
Hellenic Telecommunications Organization SA SP ADR	3,518	14,389
Juniper Networks Inc.[a]	3,753	104,258
KT Corp. SP ADR[a]	1,791	33,760
Magyar Telekom Telecommunications PLC SP ADR	762	11,781
MasTec Inc.[a]	633	6,722
MetroPCS Communications Inc.[a]	1,527	13,667
Mobile TeleSystems SP ADR	3,509	77,900
Motorola Inc.[a]	14,550	108,980
NeuStar Inc. Class Aa	584	13,566
Nippon Telegraph and Telephone Corp. SP ADR	5,804	121,013
Nokia OYJ SP ADR[a]	26,029	247,536
NTT DoCoMo Inc. SP ADR	10,784	171,573
Philippine Long Distance Telephone Co. SP ADR	538	28,891
Plantronics Inc.	457	13,696
Portugal Telecom SGPS SA SP ADR[a]	5,088	55,815
PT Indosat Tbk SP ADR	210	5,666
PT Telekomunikasi Indonesia SP ADR	1,862	69,900
Qwest Communications International Inc.	9,935	56,232
SK Telecom Co. Ltd. SP ADR	2,096	34,333
Sprint Nextel Corp.[a]	20,828	95,184
Syniverse Holdings Inc.[a]	787	17,574
Tata Communications Ltd. SP ADR[a]	201	2,390
Telecom Argentina SA SP ADR[a]	756	13,797
Telecom Corp. of New Zealand Ltd. SP ADR	2,913	21,032
Telecom Italia SpA SP ADR[a]	7,216	91,860
Telefonica SA SP ADR	9,235	632,043
Telefonos de Mexico SAB de CV Series L SP ADR	1,913	27,643
TELUS Corp. NVS	1,019	38,304
Turkcell Iletisim Hizmetleri AS SP ADR	2,278	33,031
Verizon Communications Inc.	19,724	573,179
VimpelCom Ltd. SP ADR[a]	2,340	38,165

		5,880,570

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2010

Security	Shares	Value
TEXTILES – 0.03%
Mohawk Industries Inc.[a]	430	$21,040
UniFirst Corp.	196	8,616

		29,656

TOYS, GAMES & HOBBIES – 0.04%
Hasbro Inc.	957	40,337

		40,337

TRANSPORTATION – 1.51%
Bristow Group Inc.[a]	361	12,068
Canadian National Railway Co.	3,215	202,449
Canadian Pacific Railway Ltd.	1,196	71,605
Con-way Inc.	418	14,082
CSX Corp.	2,740	144,453
FedEx Corp.	2,068	170,713
Frontline Ltd.[b]	532	16,279
Genesee & Wyoming Inc. Class Aa	303	12,387
Guangshen Railway Co. Ltd. SP ADR	373	6,830
Kansas City Southern Industries Inc.[a]	778	28,553
Kirby Corp.[a]	548	21,065
Knight Transportation Inc.	733	15,334
Norfolk Southern Corp.	2,485	139,831
Overseas Shipholding Group Inc.	258	10,121
Ryder System Inc.	387	16,900
Ship Finance International Ltd.	700	13,342
Teekay Corp.	437	12,070
Tsakos Energy Navigation Ltd.	448	6,621
Union Pacific Corp.	3,486	260,300
United Parcel Service Inc. Class B	4,984	323,960

		1,498,963

TRUCKING & LEASING – 0.01%
GATX Corp.	341	9,637

		9,637

WATER – 0.13%
American States Water Co.	350	12,348
Aqua America Inc.	845	16,469
California Water Service Group	283	10,061
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	508	20,224

Security	Shares	Value
Veolia Environnement SP ADR	2,604	$69,266

		128,368

TOTAL COMMON STOCKS
(Cost: $125,212,456)		99,157,875

SHORT-TERM INVESTMENTS – 1.04%

MONEY MARKET FUNDS – 1.04%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,e,f]	775,504	775,504
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,e,f]	163,599	163,599
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,e]	93,717	93,717

		1,032,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,032,820)		1,032,820

TOTAL INVESTMENTS IN SECURITIES – 100.72%
(Cost: $126,245,276)		100,190,695

Other Assets, Less Liabilities – (0.73)%		(719,619)

NET ASSETS – 100.00%		$99,471,076

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.75%

AEROSPACE & DEFENSE – 2.77%
Boeing Co. (The)	7,688	$523,860
General Dynamics Corp.	3,644	223,195
Lockheed Martin Corp.	3,381	254,082
United Technologies Corp.	9,828	698,771

		1,699,908

AGRICULTURE – 3.20%
Altria Group Inc.	23,679	524,727
Monsanto Co.	6,157	356,121
Philip Morris International Inc.	21,209	1,082,507

		1,963,355

APPAREL – 0.37%
Nike Inc. Class B	3,112	229,168

		229,168

AUTO MANUFACTURERS – 0.79%
Ford Motor Co.[a,b]	37,945	484,558

		484,558

BANKS – 7.44%
Bank of America Corp.	112,935	1,585,607
Bank of New York Mellon Corp. (The)	13,749	344,687
PNC Financial Services Group Inc. (The)[c]	5,987	355,568
State Street Corp.	5,600	217,952
U.S. Bancorp	21,741	519,610
Wells Fargo & Co.	55,690	1,544,284

		4,567,708

BEVERAGES – 4.11%
Coca-Cola Co. (The)	24,195	1,333,386
PepsiCo Inc.	18,333	1,189,995

		2,523,381

CHEMICALS – 1.88%
Dow Chemical Co. (The)	12,993	355,099
E.I. du Pont de Nemours and Co.	10,230	416,054
Mosaic Co. (The)	1,704	81,196
Praxair Inc.	3,508	304,564

		1,156,913

COMMERCIAL SERVICES – 1.05%
MasterCard Inc. Class A	1,089	228,734
Visa Inc. Class Ab	5,633	413,180

		641,914

Security	Shares	Value
COMPUTERS – 6.25%
Accenture PLC Class A	7,170	$284,219
EMC Corp.[a]	23,188	458,890
Hewlett-Packard Co.	26,651	1,227,012
International Business Machines Corp.	14,574	1,871,302

		3,841,423

COSMETICS & PERSONAL CARE – 3.98%
Colgate-Palmolive Co.	5,599	442,209
Procter & Gamble Co. (The)	32,729	2,001,706

		2,443,915

DIVERSIFIED FINANCIAL SERVICES – 7.69%
American Express Co.	12,106	540,412
BlackRock Inc.[c]	478	75,280
Citigroup Inc.[a]	239,617	982,430
Franklin Resources Inc.	1,761	177,121
Goldman Sachs Group Inc. (The)	4,898	738,716
JPMorgan Chase & Co.	45,152	1,818,723
Morgan Stanley	14,514	391,733

		4,724,415

ELECTRIC – 2.32%
Dominion Resources Inc.	6,784	284,860
Duke Energy Corp.	14,802	253,114
Exelon Corp.	7,493	313,432
FPL Group Inc.	4,699	245,758
Southern Co.	9,342	330,053

		1,427,217

ELECTRICAL COMPONENTS & EQUIPMENT – 0.69%
Emerson Electric Co.	8,578	424,954

		424,954

FOOD – 1.26%
General Mills Inc.	7,135	244,017
Kraft Foods Inc. Class A	18,203	531,710

		775,727

HEALTH CARE – PRODUCTS – 4.79%
Alcon Inc.	869	134,765
Baxter International Inc.	6,881	301,181
Covidien PLC	5,736	214,068
Johnson & Johnson	31,432	1,825,885
Medtronic Inc.	12,623	466,672

		2,942,571

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2010

Security	Shares	Value
HEALTH CARE – SERVICES – 1.05%
UnitedHealth Group Inc.[a]	13,015	$396,307
WellPoint Inc.[a]	4,853	246,144

		642,451

HOUSEHOLD PRODUCTS & WARES – 0.49%
Kimberly-Clark Corp.	4,708	301,877

		301,877

INSURANCE – 2.95%
Aflac Inc.	5,311	261,248
Berkshire Hathaway Inc. Class Ba	8,791	686,753
MetLife Inc.	6,578	276,671
Prudential Financial Inc.	5,240	300,200
Travelers Companies Inc. (The)	5,630	284,033

		1,808,905

MACHINERY – 0.73%
Caterpillar Inc.	6,471	451,352

		451,352

MANUFACTURING – 5.47%
3M Co.	7,419	634,622
Danaher Corp.	5,737	220,358
General Electric Co.	121,258	1,954,679
Honeywell International Inc.	7,927	339,751
Illinois Tool Works Inc.	4,866	211,671

		3,361,081

MEDIA – 1.79%
Time Warner Inc.	13,031	409,955
Walt Disney Co. (The)	20,471	689,668

		1,099,623

MINING – 1.19%
Freeport-McMoRan Copper & Gold Inc.	4,874	348,686
Newmont Mining Corp.	5,497	307,282
Southern Copper Corp.	2,424	76,138

		732,106

OIL & GAS – 13.48%
Anadarko Petroleum Corp.	5,694	279,917
Apache Corp.	3,832	366,263
Chevron Corp.	22,781	1,736,140
ConocoPhillips	15,757	870,101
Devon Energy Corp.	4,761	297,515
EOG Resources Inc.	2,862	279,045
Exxon Mobil Corp.	58,046	3,464,185

Security	Shares	Value
Marathon Oil Corp.	8,066	$269,808
Occidental Petroleum Corp.	9,202	717,112

		8,280,086

OIL & GAS SERVICES – 1.81%
Halliburton Co.	10,133	302,774
Schlumberger Ltd.	13,543	807,975

		1,110,749

PHARMACEUTICALS – 7.46%
Abbott Laboratories	17,477	857,771
Bristol-Myers Squibb Co.	19,536	486,837
Eli Lilly and Co.	11,154	397,083
Medco Health Solutions Inc.[a]	5,194	249,312
Merck & Co. Inc.	35,405	1,220,056
Pfizer Inc.	91,542	1,373,130

		4,584,189

REAL ESTATE INVESTMENT TRUSTS – 0.48%
Simon Property Group Inc.	3,277	292,374

		292,374

RETAIL – 6.79%
CVS Caremark Corp.	15,478	475,020
Home Depot Inc. (The)	19,310	550,528
Lowe’s Companies Inc.	16,415	340,447
McDonald’s Corp.	12,258	854,750
Target Corp.	7,628	391,469
Wal-Mart Stores Inc.	24,188	1,238,184
Walgreen Co.	11,118	317,419

		4,167,817

SEMICONDUCTORS – 0.56%
Texas Instruments Inc.	13,894	343,043

		343,043

TELECOMMUNICATIONS – 4.91%
AT&T Inc.	67,517	1,751,391
Corning Inc.	17,734	321,340
Verizon Communications Inc.	32,501	944,479

		3,017,210

TRANSPORTATION – 2.00%
FedEx Corp.	3,307	272,993
Union Pacific Corp.	5,719	427,037

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2010

Security	Shares	Value
United Parcel Service Inc. Class B	8,119	$527,735

		1,227,765

TOTAL COMMON STOCKS
(Cost: $75,286,879)		61,267,755

SHORT-TERM INVESTMENTS – 0.69%

MONEY MARKET FUNDS – 0.69%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	308,692	308,692
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[c,d,e]	65,121	65,121
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	52,163	52,163

		425,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $425,976)		425,976

TOTAL INVESTMENTS IN SECURITIES – 100.44%
(Cost: $75,712,855)		61,693,731

Other Assets, Less Liabilities – (0.44)%		(273,247)

NET ASSETS – 100.00%		$61,420,484

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2010

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$419,633,960	$192,349,570	$337,456,529	$300,456,652
Affiliated issuers (Note 2)	2,220,105	11,696,626	26,222,328	5,721,629

Total cost of investments	$421,854,065	$204,046,196	$363,678,857	$306,178,281

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$384,673,359	$183,612,556	$280,165,545	$264,499,056
Affiliated issuers (Note 2)	2,220,105	11,696,626	26,222,328	5,721,629

Total fair value of investments	386,893,464	195,309,182	306,387,873	270,220,685
Cash	256,259	–	–	99,500
Receivables:
Dividends and interest	80,232	12,550	119,198	45,511
Capital shares sold	–	691	–	1,218

Total Assets	387,229,955	195,322,423	306,507,071	270,366,914

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,220,105	11,563,489	25,929,635	5,721,629
Investment advisory fees (Note 2)	155,446	71,265	111,857	103,385

Total Liabilities	2,375,551	11,634,754	26,041,492	5,825,014

NET ASSETS	$384,854,404	$183,687,669	$280,465,579	$264,541,900

Net assets consist of:
Paid-in capital	$453,905,272	$271,701,055	$385,543,085	$344,344,590
Accumulated net realized loss	(34,090,267)	(79,276,372)	(47,786,522)	(43,845,094)
Net unrealized depreciation	(34,960,601)	(8,737,014)	(57,290,984)	(35,957,596)

NET ASSETS	$384,854,404	$183,687,669	$280,465,579	$264,541,900

Shares outstanding[b]	7,400,000	6,700,000	6,100,000	5,600,000

Net asset value per share	$52.01	$27.42	$45.98	$47.24

[a]	Securities on loan with values of $2,088,161, $11,257,554, $24,152,225 and $5,619,960, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,734,904,093	$124,907,118	$74,854,522
Affiliated issuers (Note 2)	13,370,024	1,338,158	858,333

Total cost of investments	$1,748,274,117	$126,245,276	$75,712,855

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,574,203,148	$98,890,318	$60,836,907
Affiliated issuers (Note 2)	13,370,024	1,300,377	856,824

Total fair value of investments	1,587,573,172	100,190,695	61,693,731
Cash	–	55,263	–
Receivables:
Dividends and interest	7,666,076	184,638	110,718

Total Assets	1,595,239,248	100,430,596	61,804,449

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	12,551,769	939,103	373,813
Investment advisory fees (Note 2)	640,842	20,417	10,152

Total Liabilities	13,192,611	959,520	383,965

NET ASSETS	$1,582,046,637	$99,471,076	$61,420,484

Net assets consist of:
Paid-in capital	$1,926,006,189	$137,160,493	$96,895,127
Undistributed net investment income	6,946,041	211,730	125,287
Accumulated net realized loss	(190,204,648)	(11,846,708)	(21,580,806)
Net unrealized depreciation	(160,700,945)	(26,054,439)	(14,019,124)

NET ASSETS	$1,582,046,637	$99,471,076	$61,420,484

Shares outstanding[b]	48,050,000	1,550,000	1,150,000

Net asset value per share	$32.93	$64.17	$53.41

[a]	Securities on loan with values of $12,289,651, $922,150 and $361,723, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2010

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$3,359,743	$1,195,124	$3,427,400	$1,107,023
Interest from affiliated issuers (Note 2)	368	153	191	158
Securities lending income from affiliated issuers (Note 2)	26,651	64,929	10,412	14,679

Total investment income	3,386,762	1,260,206	3,438,003	1,121,860

EXPENSES
Investment advisory fees (Note 2)	1,935,773	912,116	1,235,270	1,440,597

Total expenses	1,935,773	912,116	1,235,270	1,440,597

Net investment income (loss)	1,450,989	348,090	2,202,733	(318,737)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,440,617)	(19,718,415)	(12,418,863)	(5,251,868)
In-kind redemptions	26,343,184	17,381,825	29,659,098	18,630,294

Net realized gain (loss)	17,902,567	(2,336,590)	17,240,235	13,378,426

Net change in unrealized appreciation (depreciation)	26,076,660	14,417,684	(7,956,002)	29,960,432

Net realized and unrealized gain	43,979,227	12,081,094	9,284,233	43,338,858

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,430,216	$12,429,184	$11,486,966	$43,020,121

See notes to financial statements.

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2010

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$31,353,121	$2,620,971	$1,643,012
Dividends from affiliated issuers (Note 2)	–	3,183	2,783
Interest from affiliated issuers (Note 2)	1,268	127	79
Securities lending income from affiliated issuers (Note 2)	77,257	12,732	124

Total investment income	31,431,646	2,637,013	1,645,998

EXPENSES
Investment advisory fees (Note 2)	7,762,312	270,771	133,788

Total expenses	7,762,312	270,771	133,788

Net investment income	23,669,334	2,366,242	1,512,210

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(43,731,034)	(4,302,510)	(1,837,596)
Investments in affiliated issuers (Note 2)	–	9,392	5,899
In-kind redemptions	107,952,651	2,308,973	294,282

Net realized gain (loss)	64,221,617	(1,984,145)	(1,537,415)

Net change in unrealized appreciation (depreciation)	76,757,573	10,993,715	6,900,709

Net realized and unrealized gain	140,979,190	9,009,570	5,363,294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$164,648,524	$11,375,812	$6,875,504

[a]	Net of foreign withholding tax of $579,359, $108,702 and $445, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,450,989	$1,248,137	$348,090	$167,542
Net realized gain (loss)	17,902,567	(37,709,507)	(2,336,590)	(33,957,565)
Net change in unrealized appreciation (depreciation)	26,076,660	(910,019)	14,417,684	22,645,572

Net increase (decrease) in net assets resulting from operations	45,430,216	(37,371,389)	12,429,184	(11,144,451)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,577,789)	(1,327,608)	(348,090)	(198,517)
Return of capital	–	–	(160,485)	(31,800)

Total distributions to shareholders	(1,577,789)	(1,327,608)	(508,575)	(230,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	115,094,550	175,493,451	147,768,773	142,565,070
Cost of shares redeemed	(107,065,196)	(141,135,707)	(137,779,413)	(63,223,662)

Net increase in net assets from capital share transactions	8,029,354	34,357,744	9,989,360	79,341,408

INCREASE (DECREASE) IN NET ASSETS	51,881,781	(4,341,253)	21,909,969	67,966,640

NET ASSETS
Beginning of year	332,972,623	337,313,876	161,777,700	93,811,060

End of year	$384,854,404	$332,972,623	$183,687,669	$161,777,700

SHARES ISSUED AND REDEEMED
Shares sold	2,200,000	4,400,000	5,400,000	6,300,000
Shares redeemed	(2,050,000)	(3,650,000)	(5,250,000)	(3,000,000)

Net increase in shares outstanding	150,000	750,000	150,000	3,300,000

See notes to financial statements.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Semiconductors Index Fund		iShares S&P North American Technology-Software Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,202,733	$1,460,484	$(318,737)	$(289,167)
Net realized gain (loss)	17,240,235	(43,465,738)	13,378,426	(67,278,009)
Net change in unrealized appreciation (depreciation)	(7,956,002)	35,150,945	29,960,432	(24,700,468)

Net increase (decrease) in net assets resulting from operations	11,486,966	(6,854,309)	43,020,121	(92,267,644)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,359,861)	(1,480,896)	–	–

Total distributions to shareholders	(2,359,861)	(1,480,896)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	311,488,218	235,647,623	132,649,296	324,463,242
Cost of shares redeemed	(266,400,203)	(181,980,503)	(212,274,519)	(372,525,927)

Net increase (decrease) in net assets from capital share transactions	45,088,015	53,667,120	(79,625,223)	(48,062,685)

INCREASE (DECREASE) IN NET ASSETS	54,215,120	45,331,915	(36,605,102)	(140,330,329)

NET ASSETS
Beginning of year	226,250,459	180,918,544	301,147,002	441,477,331

End of year	$280,465,579	$226,250,459	$264,541,900	$301,147,002

Undistributed net investment income included in net assets at end of year	$–	$119,049	$–	$–

SHARES ISSUED AND REDEEMED
Shares sold	6,700,000	6,700,000	2,950,000	8,400,000
Shares redeemed	(5,950,000)	(5,200,000)	(4,750,000)	(10,300,000)

Net increase (decrease) in shares outstanding	750,000	1,500,000	(1,800,000)	(1,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Natural Resources Sector Index Fund		iShares NYSE Composite Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,669,334	$17,107,938	$2,366,242	$2,928,475
Net realized gain (loss)	64,221,617	(44,598,703)	(1,984,145)	(9,404,440)
Net change in unrealized appreciation (depreciation)	76,757,573	(569,134,950)	10,993,715	(21,370,659)

Net increase (decrease) in net assets resulting from operations	164,648,524	(596,625,715)	11,375,812	(27,846,624)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,575,315)	(16,830,502)	(2,434,801)	(2,861,921)

Total distributions to shareholders	(17,575,315)	(16,830,502)	(2,434,801)	(2,861,921)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	439,682,129	528,717,336	6,448,550	34,369,738
Cost of shares redeemed	(432,569,998)	(644,490,976)	(16,157,715)	(19,489,820)

Net increase (decrease) in net assets from capital share transactions	7,112,131	(115,773,640)	(9,709,165)	14,879,918

INCREASE (DECREASE) IN NET ASSETS	154,185,340	(729,229,857)	(768,154)	(15,828,627)

NET ASSETS
Beginning of year	1,427,861,297	2,157,091,154	100,239,230	116,067,857

End of year	$1,582,046,637	$1,427,861,297	$99,471,076	$100,239,230

Undistributed net investment income included in net assets at end of year	$6,946,041	$744,862	$211,730	$278,969

SHARES ISSUED AND REDEEMED
Shares sold	13,150,000	18,900,000	100,000	600,000
Shares redeemed	(13,100,000)	(20,550,000)	(250,000)	(400,000)

Net increase (decrease) in shares outstanding	50,000	(1,650,000)	(150,000)	200,000

See notes to financial statements.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,512,210	$2,009,086
Net realized loss	(1,537,415)	(17,163,324)
Net change in unrealized appreciation (depreciation)	6,900,709	(4,206,264)

Net increase (decrease) in net assets resulting from operations	6,875,504	(19,360,502)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,533,335)	(2,064,996)

Total distributions to shareholders	(1,533,335)	(2,064,996)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	4,907,566
Cost of shares redeemed	(8,504,571)	(9,539,012)

Net decrease in net assets from capital share transactions	(8,504,571)	(4,631,446)

DECREASE IN NET ASSETS	(3,162,402)	(26,056,944)

NET ASSETS
Beginning of year	64,582,886	90,639,830

End of year	$61,420,484	$64,582,886

Undistributed net investment income included in net assets at end of year	$125,287	$146,412

SHARES ISSUED AND REDEEMED
Shares sold	–	100,000
Shares redeemed	(150,000)	(200,000)

Net decrease in shares outstanding	(150,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$45.93	$51.89	$56.11	$42.86	$46.05

Income from investment operations:
Net investment income[a]	0.19	0.21	0.11	0.05	0.02
Net realized and unrealized gain (loss)[b]	6.10	(5.94)	(4.21)	13.27	(3.17)

Total from investment operations	6.29	(5.73)	(4.10)	13.32	(3.15)

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.10)	(0.05)	(0.04)
Return of capital	–	–	(0.02)	(0.02)	–

Total distributions	(0.21)	(0.23)	(0.12)	(0.07)	(0.04)

Net asset value, end of year	$52.01	$45.93	$51.89	$56.11	$42.86

Total return	13.67%	(10.91)%	(7.32)%	31.09%	(6.85)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$384,854	$332,973	$337,314	$367,498	$201,458
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets	0.36%	0.52%	0.20%	0.09%	0.04%
Portfolio turnover rate[c]	11%	9%	6%	20%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$24.70	$28.86	$35.33	$26.25	$29.90

Income from investment operations:
Net investment income (loss)[a]	0.05	0.05	(0.03)	(0.08)	(0.10)
Net realized and unrealized gain (loss)[b]	2.74	(4.15)	(6.44)	9.16	(3.55)

Total from investment operations	2.79	(4.10)	(6.47)	9.08	(3.65)

Less distributions from:
Net investment income	(0.05)	(0.05)	–	–	–
Return of capital	(0.02)	(0.01)	(0.00)[c]	–	–

Total distributions	(0.07)	(0.06)	(0.00)[c]	–	–

Net asset value, end of year	$27.42	$24.70	$28.86	$35.33	$26.25

Total return	11.31%	(14.12)%	(18.31)%	34.59%	(12.21)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$183,688	$161,778	$93,811	$226,132	$157,518
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets	0.18%	0.24%	(0.10)%	(0.25)%	(0.31)%
Portfolio turnover rate[d]	25%	34%	23%	53%	32%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Semiconductors Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$42.29	$46.99	$65.92	$55.51	$58.84

Income from investment operations:
Net investment income[a]	0.40	0.38	0.31	0.20	0.04
Net realized and unrealized gain (loss)[b]	3.73	(4.70)	(18.94)	10.43	(3.30)

Total from investment operations	4.13	(4.32)	(18.63)	10.63	(3.26)

Less distributions from:
Net investment income	(0.44)	(0.38)	(0.29)	(0.21)	(0.05)
Return of capital	–	–	(0.01)	(0.01)	(0.02)

Total distributions	(0.44)	(0.38)	(0.30)	(0.22)	(0.07)

Net asset value, end of year	$45.98	$42.29	$46.99	$65.92	$55.51

Total return	9.72%	(8.87)%	(28.35)%	19.16%	(5.56)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$280,466	$226,250	$180,919	$303,210	$263,678
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets	0.86%	1.07%	0.55%	0.32%	0.07%
Portfolio turnover rate[c]	9%	15%	14%	25%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$40.70	$47.47	$45.83	$37.63	$40.29

Income from investment operations:
Net investment loss[a]	(0.05)	(0.03)	(0.14)	(0.12)	(0.13)
Net realized and unrealized gain (loss)[b]	6.59	(6.74)	1.78	8.32	(2.53)

Total from investment operations	6.54	(6.77)	1.64	8.20	(2.66)

Net asset value, end of year	$47.24	$40.70	$47.47	$45.83	$37.63

Total return	16.07%	(14.26)%	3.58%	21.79%	(6.60)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$264,542	$301,147	$441,477	$190,202	$80,900
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment loss to average net assets	(0.11)%	(0.09)%	(0.30)%	(0.26)%	(0.31)%
Portfolio turnover rate[c]	14%	22%	18%	25%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]
Net asset value, beginning of year	$29.75	$43.45	$40.04	$33.87	$26.97

Income from investment operations:
Net investment income[b]	0.49	0.37	0.32	0.40	0.35
Net realized and unrealized gain (loss)[c]	3.06	(13.72)	3.41	6.17	6.88

Total from investment operations	3.55	(13.35)	3.73	6.57	7.23

Less distributions from:
Net investment income	(0.37)	(0.35)	(0.32)	(0.40)	(0.33)
Return of capital	–	–	–	(0.00)[d]	–

Total distributions	(0.37)	(0.35)	(0.32)	(0.40)	(0.33)

Net asset value, end of year	$32.93	$29.75	$43.45	$40.04	$33.87

Total return	11.88%	30.55%	9.25%	19.56%	26.96%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,582,047	$1,427,861	$2,157,091	$1,867,679	$1,453,116
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets	1.46%	1.30%	0.73%	1.14%	1.12%
Portfolio turnover rate[e]	7%	18%	8%	18%	7%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$58.96	$77.38	$87.41	$75.53	$68.30

Income from investment operations:
Net investment income[a]	1.41	1.69	2.10	1.70	1.66
Net realized and unrealized gain (loss)[b]	5.26	(18.44)	(10.14)	11.90	6.74

Total from investment operations	6.67	(16.75)	(8.04)	13.60	8.40

Less distributions from:
Net investment income	(1.46)	(1.67)	(1.99)	(1.72)	(1.17)

Total distributions	(1.46)	(1.67)	(1.99)	(1.72)	(1.17)

Net asset value, end of year	$64.17	$58.96	$77.38	$87.41	$75.53

Total return	11.34%	(21.44)%	(9.38)%	18.10%	12.40%

Ratios/Supplemental data:
Net assets, end of year (000s)	$99,471	$100,239	$116,068	$117,998	$56,648
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.18%	3.08%	2.45%	2.02%	2.26%
Portfolio turnover rate[c]	8%	6%	5%	7%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$49.68	$64.74	$76.24	$68.41	$64.54

Income from investment operations:
Net investment income[a]	1.22	1.45	1.82	1.56	1.21
Net realized and unrealized gain (loss)[b]	3.74	(15.02)	(11.32)	7.79	3.85

Total from investment operations	4.96	(13.57)	(9.50)	9.35	5.06

Less distributions from:
Net investment income	(1.23)	(1.49)	(2.00)	(1.52)	(1.19)

Total distributions	(1.23)	(1.49)	(2.00)	(1.52)	(1.19)

Net asset value, end of year	$53.41	$49.68	$64.74	$76.24	$68.41

Total return	9.96%	20.90%	(12.76)%	13.73%	7.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$61,420	$64,583	$90,640	$255,405	$318,115
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.26%	2.97%	2.47%	2.09%	1.83%
Portfolio turnover rate[c]	9%	15%	15%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of July 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2010, the tax year-end of the Funds, the components of accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P North American Technology Sector	$–	$(40,042,380)	$(29,008,488)	$(69,050,868)
S&P North American Technology-Multimedia Networking	–	(14,109,881)	(73,903,505)	(88,013,386)
S&P North American Technology-Semiconductors	–	(68,463,617)	(36,613,889)	(105,077,506)
S&P North American Technology-Software	–	(37,846,920)	(41,955,770)	(79,802,690)
S&P North American Natural Resources	9,187,748	(232,429,674)	(120,717,626)	(343,959,552)
NYSE Composite	233,170	(27,911,134)	(10,011,453)	(37,689,417)
NYSE 100	125,287	(14,601,260)	(20,998,670)	(35,474,643)

For the years ended July 31, 2010 and July 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2010.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to July 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P North American Technology Sector	$6,396,948
S&P North American Technology-Multimedia Networking	14,656,532
S&P North American Technology-Semiconductors	680,348
S&P North American Technology-Software	3,751,150
S&P North American Natural Resources	12,615,900
NYSE Composite	1,472,692
NYSE 100	1,088,621

The Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P North American Technology Sector	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$10,528,527	$22,611,540
S&P North American Technology-Multimedia Networking	5,798,354	3,242,309	981,871	4,629,661	8,142,402	20,065,788	1,494,613	14,891,975	59,246,973
S&P North American Technology-Semiconductors	472,453	510,075	2,373	1,635,360	5,309,649	17,237,123	6,663,495	4,103,013	35,933,541
S&P North American Technology-Software	797,714	761,567	–	38,268	2,827,824	289,827	6,215,064	27,274,356	38,204,620
S&P North American Natural Resources	256,427	187,450	–	1,870,831	785,924	2,497,939	17,704,391	84,798,764	108,101,726
NYSE Composite	–	–	–	–	8,687	506,184	1,332,864	6,691,026	8,538,761
NYSE 100	–	25,021	–	208,513	123,690	775,077	4,111,123	14,666,625	19,910,049

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2010 are disclosed in the Funds’ Statements of Operations.

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P North American Technology Sector	$426,935,844	$27,795,966	$(67,838,346)	$(40,042,380)
S&P North American Technology-Multimedia Networking	209,419,063	11,296,367	(25,406,248)	(14,109,881)
S&P North American Technology-Semiconductors	374,851,490	7,583,833	(76,047,450)	(68,463,617)
S&P North American Technology-Software	308,067,605	20,663,398	(58,510,318)	(37,846,920)
S&P North American Natural Resources	1,820,002,846	76,380,265	(308,809,939)	(232,429,674)
NYSE Composite	128,101,971	3,407,686	(31,318,962)	(27,911,276)
NYSE 100	76,294,991	2,012,937	(16,614,197)	(14,601,260)

Management has reviewed the tax positions as of July 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock,” and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Natural Resources Sector Index Funds, BFA is entitled to an annual investment advisory fee

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares NYSE Composite and iShares NYSE 100 Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$17,094
S&P North American Technology-Multimedia Networking	38,468
S&P North American Technology-Semiconductors	6,680
S&P North American Technology-Software	10,306
S&P North American Natural Resources Sector	53,867
NYSE Composite	8,375
NYSE 100	76

Cross trades for the year ended July 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period August 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held as of 11/30/09	Value as of 11/30/09	Dividend Income	Net Realized Gain

NYSE Composite Index
Barclays PLC SP ADR	21,053	857	(744)	21,166	$417,605	$1,386	$1,220

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period December 1, 2009 to July 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held as of 12/1/09	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

NYSE Composite Index
BlackRock Inc.	184	190	(67)	307	$48,349	$663	$(48)

PNC Financial Services Group Inc. (The)	3,531	689	(529)	3,691	219,208	1,134	8,220

					$267,557	$1,797	$8,172

NYSE 100 Index
BlackRock Inc.	290	262	(74)	478	$75,280	$998	$500

PNC Financial Services Group Inc. (The)	–	6,929	(942)	5,987	355,568	1,785	5,399

					$430,848	$2,783	$5,899

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$47,234,503	$44,750,366
S&P North American Technology-Multimedia Networking	61,988,553	46,863,478
S&P North American Technology-Semiconductors	23,736,508	23,922,858
S&P North American Technology-Software	41,837,541	41,406,770
S&P North American Natural Resources Sector	115,668,639	111,492,742
NYSE Composite	9,083,952	8,406,425
NYSE 100	6,570,824	5,839,479

In-kind transactions (see Note 4) for the year ended July 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$114,957,872	$106,325,489
S&P North American Technology-Multimedia Networking	147,689,698	137,508,145
S&P North American Technology-Semiconductors	311,154,604	266,099,290
S&P North American Technology-Software	131,590,602	211,784,902
S&P North American Natural Resources Sector	437,938,481	431,038,465
NYSE Composite	6,407,059	16,081,445
NYSE 100	–	8,481,040

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of July 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P North American Technology Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P North American Technology-Semiconductors Index Fund, iShares S&P North American Technology-Software Index Fund, iShares S&P North American Natural Resources Sector Index Fund, iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund (the “Funds”), at July 31, 2010, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2010

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P North American Technology Sector	100.00%

S&P North American Technology-Multimedia Networking	100.00

S&P North American Technology- Semiconductors	100.00

S&P North American Natural Resources	100.00

NYSE Composite	57.66

NYSE 100	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2010:

iShares Index Fund	Qualified Dividend Income

S&P North American Technology Sector	$1,577,789

S&P North American Technology-Multimedia Networking	348,090

S&P North American Technology- Semiconductors	2,359,861

S&P North American Natural Resources	17,575,315

NYSE Composite	2,434,801

NYSE 100	1,533,335

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
NYSE Composite	$1.45608	$–	$0.00723	$1.46331	100%	–%	–%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Technology Sector Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,359	98.34
Less than –0.5% and Greater than –1.0%	7	0.51
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0% and Greater than –2.5%	1	0.07

	1,382	100.00%

iShares S&P North American Technology-Multimedia Networking Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	14	1.01
Between 0.5% and –0.5%	1,352	97.83
Less than –0.5% and Greater than –1.0%	7	0.51
Less than –1.0%	3	0.22

	1,382	100.00%

iShares S&P North American Technology-Semiconductors Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	3	0.22
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	9	0.64
Between 0.5% and –0.5%	1,359	98.34
Less than –0.5% and Greater than –1.0%	4	0.29
Less than –1.0%	3	0.22

	1,382	100.00%

SUPPLEMENTAL INFORMATION	83

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Technology-Software Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	2	0.14
Greater than 0.5% and Less than 1.0%	8	0.58
Between 0.5% and –0.5%	1,360	98.43
Less than –0.5% and Greater than –1.0%	5	0.36
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0%	1	0.07

	1,382	100.00%

iShares S&P North American Natural Resources Sector Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.29%
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,354	97.97
Less than –0.5% and Greater than –1.0%	11	0.80
Less than –1.0% and Greater than –1.5%	4	0.29
Less than –1.5%	2	0.14

	1,382	100.00%

iShares NYSE Composite Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	8	0.58%
Greater than 1.0% and Less than 1.5%	7	0.51
Greater than 0.5% and Less than 1.0%	46	3.33
Between 0.5% and –0.5%	1,311	94.86
Less than –0.5% and Greater than –1.0%	7	0.51
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5%	1	0.07

	1,382	100.00%

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares NYSE 100 Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.14%
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	1	0.07
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	12	0.87
Between 0.5% and –0.5%	1,353	97.92
Less than –0.5% and Greater than –1.0%	7	0.51
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5%	1	0.07

	1,382	100.00%

SUPPLEMENTAL INFORMATION	85

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 211 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

TRUSTEE AND OFFICER INFORMATION	87

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	89

Notes:

90	NOTES

Notes:

NOTES	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares» is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA»”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx», JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-3402-0910

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-71-0710

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® FTSE/XINHUA CHINA 25 INDEX FUND

iSHARES ® FTSE SERIES

iSHARES ® MSCI SERIES

JULY 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares FTSE Developed Small Cap ex-North America Index Fund  |  IFSM  |  NASDAQ

iShares FTSE/Xinhua China 25 Index Fund  |  FXI  |  NYSE Arca

iShares FTSE China (HK Listed) Index Fund  |  FCHI  |  NASDAQ

iShares MSCI ACWI Index Fund  |  ACWI  |  NASDAQ

iShares MSCI ACWI ex US Index Fund  |  ACWX  |  NASDAQ

iShares MSCI All Country Asia ex Japan Index Fund  |  AAXJ  |  NASDAQ

iShares MSCI EAFE Growth Index Fund  |  EFG  |  NYSE Arca

iShares MSCI EAFE Value Index Fund  |  EFV  |  NYSE Arca

iShares MSCI EAFE Small Cap Index Fund  |  SCZ  |  NYSE Arca

iShares MSCI Kokusai Index Fund  |  TOK  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.57%	14.90%	14.63%	(11.56)%	(11.50)%	(11.01)%	(28.40)%	(28.27)%	(27.16)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Industrial	24.13%

Financial	17.93

Consumer Non-Cyclical	15.64

Consumer Cyclical	15.07

Basic Materials	8.35

Technology	5.73

Energy	5.39

Communications	5.31

Diversified	1.42

Utilities	0.68

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Aggreko PLC (United Kingdom)	0.62%

NV Bekaert SA (Belgium)	0.58

ARM Holdings PLC (United Kingdom)	0.55

Basler Kantonalbank Participation Certificates (Switzerland)	0.53

Ryosan Co. Ltd. (Japan)	0.51

SSL International PLC (United Kingdom)	0.50

Kisoji Co. Ltd. (Japan)	0.48

Getinge AB Class B (Sweden)	0.47

JB Hi-Fi Ltd. (Australia)	0.43

PSP Swiss Property AG Registered (Switzerland)	0.42

TOTAL	5.09%

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside of North America, as defined by FTSE International Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 14.57%, while the total return for the Index was 14.63%.

Equity markets outside the U.S. posted solid gains for the reporting period despite some dramatic shifts in market sentiment. Many economies returned to positive growth in the second half of 2009 after several quarters of economic contraction. In particular, commodity-driven economies such as those in Australia and Scandinavia enjoyed the most robust recoveries. Global stock markets also got a boost from improving credit conditions, which enabled many companies around the world to strengthen their balance sheets. Performance across small cap companies from non-U.S. developed markets was positive for the reporting period.

In Europe, a sovereign debt crisis in Greece, Spain, and Portugal had a dampening effect on markets, creating a crisis in confidence about the European markets as well as the health of the global financial system. In response to the debt situation, the European Union and International Monetary Fund agreed on a $1 trillion emergency package of standby funds to be available to euro-zone countries in financial distress. Key European countries also enacted austerity measures aimed at restoring financial soundness and improving investor confidence. Aside from the sovereign debt issue, select European countries began to experience a revival in economic activity during the course of the reporting period. After contracting for the final two quarters of 2009, both France and Germany experienced positive GDP growth in the first quarter of 2010. In the UK, GDP shrank through the first quarter of 2010, returning to positive growth in the second quarter of 2010.

Japan’s GDP output also turned positive in the first quarter of 2010, largely due to demand from China and neighboring emerging economies. Global demand for IT-related products also benefited the Japanese economy.

The top ten holdings in the Fund represented approximately 5% of the Fund’s net assets as of July 31, 2010 and all had positive performance for the reporting period. Some of the strongest performers among the ten largest holdings were UK-based: global generator

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

rental company Aggreko PLC, digital technology company ARM Holdings PLC, and consumer products giant SSL International PLC, all having delivered triple-digit returns. Two Japanese companies, electronic component company Ryosan Co. Ltd. and restaurant company Kisoji Co. Ltd., posted modest gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.16)%	0.14%	(0.21)%	16.95%	16.96%	17.45%	17.10%	17.23%	17.66%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.16)%	0.14%	(0.21)%	118.81%	118.91%	123.51%	150.65%	152.34%	157.70%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Financial	47.77%

Energy	19.32

Communications	17.77

Industrial	8.41

Basic Materials	3.41

Consumer Cyclical	2.13

Utilities	0.79

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
China Mobile Ltd.	9.71%

China Construction Bank Corp. Class H	8.97

Industrial and Commercial Bank of China Ltd. Class H	7.96

China Life Insurance Co. Ltd. Class H	7.01

Bank of China Ltd. Class H	5.86

Ping An Insurance (Group) Co. of China Ltd. Class H	4.28

China Merchants Bank Co. Ltd. Class H	4.13

China Shenhua Energy Co. Ltd. Class H	4.07

China Telecom Corp. Ltd. Class H	4.06

CNOOC Ltd.	4.06

TOTAL	60.11%

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was (1.16)%, while the total return for the Index was (0.21)%.

China’s market performance was relatively flat over the reporting period, with the broader market slightly outpacing the largest companies, reflecting a modest cooling of the robust economic growth that the country has experienced. Unlike the economies of other countries that struggled with recovery, China has enjoyed healthy levels of growth during the past several years and has worked to keep its economy from overheating. After expanding 9.10% for the third quarter of 2009, annualized gross domestic product (GDP) surged to 11.90% in the first quarter of 2010 before easing to 10.3% for the second quarter of 2010.

Accompanying the slowing growth figures, inflation eased in the final months of the period, dropping temporarily below the government’s official target of 3%. Housing prices declined a slight 0.1% in June 2010, representing the first decline in more than a year. Industrial production levels also decreased, falling to a 16.5% annual increase in May 2010. In an effort to stem the volume of bank loans issued in the first half of 2009, the Chinese government limited new bank loans to $1.1 trillion in 2010, a 22% reduction compared with 2009.

The top ten holdings in the Fund represented approximately 60% of the net assets of the Fund as of July 31, 2010. Among the Fund’s ten largest holdings, performance was mixed for the reporting period. CNOOC Ltd., China’s state-owned oil company, delivered solid gains amid rising energy prices. All four banks in the Fund’s ten largest holdings: China Merchants Bank Co. Ltd., Bank of China Ltd., China Construction Bank Corp., and Industrial and Commercial Bank of China Ltd., all posted positive results. Ping An Insurance (Group) Co. of China Ltd. and China Shenhua Energy Co. Ltd. both declined.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.41%	3.04%	3.79%	0.16%	0.34%	1.72%	0.34%	0.72%	3.65%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Financial	46.63%

Energy	17.57

Communications	14.79

Industrial	7.58

Diversified	3.23

Consumer Cyclical	2.88

Consumer Non-Cyclical	2.82

Basic Materials	2.63

Utilities	1.41

Technology	0.12

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
China Mobile Ltd.	11.08%

China Construction Bank Corp. Class H	10.45

Industrial and Commercial Bank of China Ltd. Class H	8.68

China Life Insurance Co. Ltd. Class H	6.03

CNOOC Ltd.	5.52

Bank of China Ltd. Class H	5.51

PetroChina Co. Ltd. Class H	4.12

Ping An Insurance (Group) Co. of China Ltd. Class H	3.29

China Petroleum & Chemical Corp. Class H	2.52

China Shenhua Energy Co. Ltd. Class H	2.41

TOTAL	59.61%

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Index consists of many of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 2.41%, while the total return for the Index was 3.79%.

China’s market performance was relatively flat over the reporting period, with the broader market slightly outpacing the largest companies, reflecting a modest cooling of the robust economic growth that the country has experienced. Unlike the economies of other countries that struggled with recovery, China has enjoyed healthy levels of growth during the past several years and has worked to keep its economy from overheating. After expanding 9.10% for the third quarter of 2009, annualized gross domestic product (GDP) surged to 11.90% in the first quarter of 2010 before easing to 10.3% for the second quarter of 2010.

Accompanying the slowing growth figures, inflation eased in the final months of the period, dropping temporarily below the government’s official target of 3%. Housing prices declined a slight 0.1% in June 2010, representing the first decline in more than a year. Industrial production levels also decreased, falling to a 16.5% annual increase in May 2010. In an effort to stem the volume of bank loans issued in the first half of 2009, the Chinese government limited new bank loans to $1.1 trillion in 2010, a 22% reduction compared with 2009.

The top ten holdings in the Fund represented approximately 60% of the net assets of the Fund as of July 31, 2010. Among the Fund’s ten largest holdings, performance was mixed for the reporting period. CNOOC Ltd., China’s state-owned oil company, delivered solid gains amid rising energy prices. All three banks in the Fund’s ten largest holdings: Bank of China Ltd., China Construction Bank Corp., and Industrial and Commercial Bank of China Ltd., posted positive results. On the negative side, China Petroleum & Chemical Corp. and Ping An Insurance (Group) Co. of China Ltd., both declined less than 10%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.55%	10.48%	11.08%	(6.92)%	(6.77)%	(7.32)%	(15.50)%	(15.20)%	(16.33)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Financial	21.18%

Consumer Non-Cyclical	17.58

Industrial	11.07

Energy	10.66

Communications	10.13

Consumer Cyclical	8.76

Technology	7.92

Basic Materials	7.29

Utilities	4.10

Diversified	0.95

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.23%

Apple Inc.	0.97

Microsoft Corp.	0.85

Procter & Gamble Co. (The)	0.70

HSBC Holdings PLC (United Kingdom)	0.67

General Electric Co.	0.65

International Business Machines Corp.	0.64

Nestle SA Registered (Switzerland)	0.63

Chevron Corp.	0.62

JPMorgan Chase & Co.	0.61

TOTAL	7.57%

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 10.55%, while the total return for the Index was 11.08%.

By the end of the reporting period, the U.S. economy was showing signs of slowing. According to the Commerce Department, gross domestic product (GDP) declined from an annual rate of 5% in the fourth quarter of 2009 to 3.7% in the first quarter of 2010 to 2.4% in the second quarter. As the economy slowed, inflation was almost zero when measured over a year and deflation became a concern. The Consumer Price Index declined 0.1% in June 2010 versus the prior month, while the index increased just 1.1% over the past year. As the Federal Reserve kept short-term interest rates at 0.25%, 30-year mortgage rates fell below 4.5%, the lowest since 1971. While U.S. economic growth was sluggish, second quarter corporate profits were buoyant, about 40% higher than a year ago on sales advances of about 10%. In July, manufacturing activity grew for the 12th month in a row, although growth has slowed. Businesses increased capital spending by more than 20%, but spending by consumers remained weak, advancing less than 2%. Spending on housing and related property advanced 28%, spurred by an expiring homebuyers’ tax credit. Meanwhile, U.S. unemployment remained between 9.5% and 10%.

In Europe, stock and bond markets were disrupted by worries about the ability of Greece to repay government debt. The euro plunged against international currencies as bankruptcy fears intensified. In response, European nations and the International Monetary Fund pledged nearly $1 trillion in aid, which eased the crisis. As the reporting period came to a close, bond prices rallied and the euro was reaching a three-month high against the U.S. dollar. Borrowing costs of deeply indebted euro members fell significantly. Meanwhile, the United Kingdom reported that its economy grew faster in the second quarter of 2010 than it had in more than four years, and Germany’s export driven economy saw unemployment fall to 7.6%.

Global economic uncertainty caused investors to seek safe currency havens such as the Japanese yen. But the yen’s strength made Japanese exports relatively expensive, placing a drag on the Japanese economy, which advanced about 3% during the year. In contrast, the Chinese government reiterated its priority of fast economic growth, signaling that it was backing away from moves made earlier in 2010 to reduce business activity. As it continued to post 10% growth, China surpassed Japan as the second largest economy in the world.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

Of the Fund’s ten largest holdings as of July 31, 2010, nine posted gains during the reporting period. Apple Inc. was the strongest performer, followed by Nestle SA, General Electric Co., Chevron Corp. and The Procter & Gamble Co. The largest holding in the Fund, Exxon Mobil Corp. posted a loss for the period.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.42%	7.90%	9.67%	(8.67)%	(8.56)%	(7.96)%	(19.20)%	(18.98)%	(17.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Financial	26.26%

Consumer Non-Cyclical	14.36

Industrial	11.28

Basic Materials	11.21

Energy	10.26

Consumer Cyclical	8.61

Communications	8.11

Technology	4.39

Utilities	3.96

Diversified	1.20

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	1.38%

HSBC Holdings PLC (United Kingdom)	1.31

BHP Billiton Ltd. (Australia)	1.00

Vodafone Group PLC (United Kingdom)	0.88

Samsung Electronics Co. Ltd. SP GDR (South Korea)	0.87

BP PLC (United Kingdom)	0.80

Novartis AG Registered (Switzerland)	0.77

Banco Santander SA (Spain)	0.75

Roche Holding AG Genusschein (Switzerland)	0.73

Toyota Motor Corp. (Japan)	0.72

TOTAL	9.21%

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 8.42%, while the total return for the Index was 9.67%.

Europe was the epicenter of financial distress during the reporting period, as countries such as Greece, Spain, Italy, Portugal and Hungary saw debt levels rise to unsustainable levels. As a result of this precarious economic position, stocks, bonds and currencies in Europe declined. In response, the stronger European nations and the International Monetary Fund pledged nearly $1 trillion in aid, easing the crisis. In addition, Greece made progress in revamping its economy by reigning in pensions and enforcing tax collections. As the reporting period came to a close, European bond prices rallied and the euro approached a three-month high against the U.S. dollar. Meanwhile, the United Kingdom reported that its economy grew faster in the second quarter of 2010 than it had in more than four years, although it trimmed its 2010 economic forecast to 3% from 3.6%, citing sluggish growth in the U.S. Germany’s economy posted 9% year-over year growth in the second quarter of 2010 while unemployment fell to 7.6%. Comparatively, France’s economy grew 2.5%, Italy advanced 1.5%, but Greece declined 5.8%.

While global economic uncertainty hurt the euro, it motivated investors to seek safe currency havens such as the Japanese yen. But a stronger currency threatened Japan’s economy, which struggled to post 3% growth. Meanwhile, China continued to surge, despite moves earlier in the year to reign in business. For the first time in history, China was expected to post a higher GDP output than Japan in 2010, making China the second largest economy in the world. Meanwhile, Latin America and emerging market Asian countries led the world in credit-rating upgrades during 2010, as growing domestic markets insulated economies from financial turmoil.

Among the Fund’s ten largest holdings as of July 31, 2010 performance was mixed during the reporting period. Nestle SA was the strongest performer, followed by Vodafone Group PLC, BHP Billiton Ltd. and Samsung Electronics Co. Ltd. Several of the Fund’s top ten holdings posted losses, including BP PLC, Roche Holding AG and Toyota Motor Corp.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.63%	14.14%	14.32%	7.34%	7.59%	5.39%	14.96%	15.47%	10.86%

Total returns for the period since inception are calculated from the inception date of the Fund (8/13/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector/Investment Type	Percentage of Net Assets
Financial	32.38%

Technology	16.43

Communications	10.50

Industrial	10.17

Energy	9.07

Consumer Cyclical	6.67

Basic Materials	3.80

Consumer Non-Cyclical	3.67

Utilities	3.42

Diversified	2.81

Exchange-Traded Funds	0.80

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	4.71%

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	4.16

Chunghwa Telecom Co. Ltd. SP ADR (Taiwan)	2.96

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	2.92

HDFC Bank Ltd. SP ADR (India)	2.70

China Mobile Ltd. (China)	2.44

POSCO SP ADR (South Korea)	2.40

Reliance Industries Ltd. SP GDR (India)	2.32

Infosys Technologies Ltd. SP ADR (India)	2.26

KB Financial Group Inc. SP ADR (South Korea)	2.24

TOTAL	29.11%

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity market performance of Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 13.63%, while the total return for the Index was 14.32%.

Asian equity markets outside Japan, as represented by the Index, posted double-digit gains for the reporting period despite some dramatic shifts in market sentiment. The Index advanced during the first half of the reporting period as a burgeoning global economic recovery – from the severe downturn in late 2008 and early 2009 – began to generate momentum. Many Asian economies returned to positive growth in the second half of 2009 after several quarters of economic contraction, driven by a substantial increase in exports. Stock markets in Asia also got a boost from improving credit conditions, which enabled many companies to strengthen their balance sheets.

Market conditions changed in the latter half of the period as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. Although the fiscal problems were contained in Europe, the potentially damaging impact of the crisis on the global economic recovery weighed on investor confidence around the world, adversely affecting equity markets in Asia. As a result, the Index fell sharply between April and June 2010, giving back most of its earlier gains. Despite the late swoon however, the Index rebounded over the last few weeks of the reporting period to return more than 14% overall for the year.

Every country within the Index advanced for the reporting period. Emerging Asian markets produced the best returns, led by Indonesia, Thailand, and Malaysia. Rising demand for palm oil exports provided a boost to the Indonesian and Malaysian economies (the world’s largest palm oil producers), while Thailand also enjoyed a sharp increase in exports that produced double-digit economic growth in the first quarter of 2010 despite civil unrest in the country. China and Hong Kong, which are aligned economically and politically, were the laggards among countries represented in the Index. Although China remains a major exporter, its economy held up well during the global downturn, thus it did not have as far to bounce back as other Asian economies.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Nine of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. The best performers were two Indian companies, commercial bank HDFC Bank Ltd. and IT services company Infosys Technologies Ltd., each of which returned more than 40% for the reporting period. Other top performers included two South Korean firms, bank Shinhan Financial Group Co. Ltd. and electronics manufacturer Samsung Electronics Co. Ltd. (the Fund’s largest holding as of July 31, 2010). The only stock among the Fund’s top ten holdings to decline for the reporting period was Chinese wireless telecommunication services provider China Mobile Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.06%	7.47%	8.32%	2.47%	2.49%	2.59%	12.99%	13.09%	13.61%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	29.73%

Industrial	17.47

Basic Materials	13.58

Financial	13.29

Consumer Cyclical	11.25

Technology	3.83

Communications	3.53

Energy	3.53

Utilities	2.25

Diversified	1.10

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	3.48%

BHP Billiton Ltd. (Australia)	2.48

Novartis AG Registered (Switzerland)	2.08

Roche Holding AG Genusschein (Switzerland)	1.85

GlaxoSmithKline PLC (United Kingdom)	1.84

Rio Tinto PLC (United Kingdom)	1.52

British American Tobacco PLC (United Kingdom)	1.39

BHP Billiton PLC (United Kingdom)	1.37

Westpac Banking Corp. (Australia)	1.31

UBS AG Registered (Switzerland)	1.26

TOTAL	18.58%

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 8.06%, while the total return for the Index was 8.32%.

Equity markets outside the U.S. posted solid gains for the reporting period despite some dramatic shifts in market sentiment. International stocks advanced during the first half of the reporting period as a burgeoning global economic recovery – from the severe downturn in late 2008 and early 2009 – began to generate momentum. Many economies returned to positive growth in the second half of 2009 after several quarters of economic contraction. In particular, commodity-driven economies such as those in Australia and Scandinavia enjoyed the most robust recoveries. Global stock markets also got a boost from improving credit conditions, which enabled many companies around the world to strengthen their balance sheets.

Market conditions changed in the latter half of the period as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the debt crisis on the global economic recovery weighed on investor confidence. As a result, stocks worldwide fell sharply between April and June 2010, giving back virtually all of their earlier gains. Despite the late swoon, however, foreign equity markets rebounded over the last few weeks of the reporting period resulting in an 8% overall return for the year from international growth stocks, as represented by the Index. Growth stocks generally outperformed their value-oriented counterparts during the reporting period.

Within the Index, growth stocks in markets along the Pacific Rim (with the notable exception of Japan) produced the best returns, thanks largely to commodity- and export-driven recoveries in Australia and Singapore. European growth stocks generally performed in line with the Index, though they were hardest hit during the late-period decline. Markets in Scandinavia and Belgium were the top performers among European bourses, while Greece was the laggard. The growth stocks in the Japanese equity market advanced modestly as weak domestic demand cast doubt on the strength of the country’s economic rebound.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

Eight of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. The best performers included British mining company Rio Tinto PLC and Australian bank Westpac Banking Corp., both of which returned more than 25% for the reporting period. The Fund’s two largest holdings as of July 31, 2010, Swiss food producer Nestle SA and Australian mining company BHP Billiton Ltd., were also among the top performers. The only two decliners among the Fund’s top ten holdings were pharmaceutical firms Roche Holding AG of Switzerland and GlaxoSmithKline PLC of the United Kingdom.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.15%	3.60%	4.18%	1.23%	1.26%	1.33%	6.31%	6.44%	6.83%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Financial	37.63%

Communications	13.25

Energy	10.85

Consumer Cyclical	8.44

Utilities	8.43

Consumer Non-Cyclical	7.33

Industrial	7.32

Basic Materials	4.99

Diversified	0.80

Technology	0.70

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.66%

Vodafone Group PLC (United Kingdom)	2.54

BP PLC (United Kingdom)	2.48

Total SA (France)	2.21

Banco Santander SA (Spain)	2.18

Royal Dutch Shell PLC Class A (United Kingdom)	2.02

Toyota Motor Corp. (Japan)	2.01

Telefonica SA (Spain)	1.95

AstraZeneca PLC (United Kingdom)	1.53

Commonwealth Bank of Australia (Australia)	1.51

TOTAL	22.09%

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 4.15%, while the total return for the Index was 4.18%.

Equity markets outside the U.S. posted solid gains for the reporting period despite some dramatic shifts in market sentiment. International stocks advanced during the first half of the reporting period as a burgeoning global economic recovery – from the severe downturn in late 2008 and early 2009 – began to generate momentum. Many economies returned to positive growth in the second half of 2009 after several quarters of economic contraction. In particular, commodity-driven economies such as those in Australia and Scandinavia enjoyed the most robust recoveries. Global stock markets also got a boost from improving credit conditions, which enabled many companies around the world to strengthen their balance sheets.

Market conditions changed in the latter half of the period as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the debt crisis on the global economic recovery weighed on investor confidence. As a result, stocks worldwide fell sharply between April and June 2010, giving back virtually all of their earlier gains. Despite the late swoon, however, foreign equity markets rebounded over the last few weeks of the reporting period resulting in a 4% overall return for the year from international value stocks, as represented by the Index. Value stocks generally trailed their growth-oriented counterparts during the reporting period.

Within the Index, value stocks in markets along the Pacific Rim (with the notable exception of Japan) produced the best returns, thanks largely to commodity- and export-driven recoveries in Australia and Singapore. European value stocks generally performed in line with the Index, though they were hardest hit during the late-period decline. Markets in Scandinavia and Switzerland were the top performers among European bourses, while Greece and Portugal were the laggards. The value stocks in the Japanese equity market declined as weak domestic demand cast doubt on the strength of the country’s economic rebound.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

Six of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. The top performer was Australian bank Commonwealth Bank of Australia, which returned more than 40% for the reporting period. Two telecommunication services companies, Telefonica SA of Spain and Vodafone Group PLC of the United Kingdom, were also among the best performers. The four decliners among the Fund’s top ten holdings were British energy producer BP PLC and Japanese auto maker Toyota Motor Corp., both of which posted double-digit declines, along with French energy company Total SA and Spanish bank Banco Santander SA.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.77%	12.98%	13.34%	(10.62)%	(10.44)%	(10.06)%	(25.68)%	(25.30)%	(24.41)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Industrial	25.71%

Financial	18.11

Consumer Non-Cyclical	15.59

Consumer Cyclical	14.17

Basic Materials	8.55

Energy	5.35

Communications	5.14

Technology	4.56

Utilities	1.27

Diversified	1.22

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Sotetsu Holdings Inc. (Japan)	0.58%

SSL International PLC (United Kingdom)	0.41

Intertek Group PLC (United Kingdom)	0.39

LANXESS AG (Germany)	0.36

Informa PLC (United Kingdom)	0.35

Danisco A/S (Denmark)	0.34

Singapore Post Ltd. (Singapore)	0.34

Cafe de Coral Holdings Ltd. (Hong Kong)	0.34

Cofinimmo SA (Belgium)	0.34

Nippon Konpo Unyu Soko Co. Ltd. (Japan)	0.33

TOTAL	3.78%

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index represents the small-cap size segment of the MSCI EAFE® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 13.77%, while the total return for the Index was 13.34%.

Equity markets outside the U.S. posted solid gains for the reporting period despite some dramatic shifts in market sentiment. The Index advanced during the first half of the reporting period as a burgeoning global economic recovery – rising from the ashes of the severe downturn in late 2008 and early 2009 – began to generate momentum. Many economies returned to positive growth in the second half of 2009 after several quarters of economic contraction. In particular, commodity-driven economies such as those in Australia and Scandinavia enjoyed the most robust recoveries. Global stock markets also got a boost from improving credit conditions, which enabled many companies around the world to strengthen their balance sheets.

Market conditions changed in the latter half of the period as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the debt crisis on the global economic recovery weighed on investor confidence. As a result, the Index fell sharply between April and June 2010, giving back virtually all of its earlier gains. Despite the late swoon, however, the Index rebounded over the last few weeks of the reporting period and returned approximately 13% overall for the 12 months.

International small-cap stocks, as represented by the Index, generated double-digit returns for the reporting period, outperforming their large-cap counterparts. Within the Index, small-cap stocks in markets along the Pacific Rim (with the notable exception of Japan) produced the best returns, thanks largely to commodity- and export-driven recoveries in Australia and Singapore. European small-cap stocks generally performed in line with the Index, though they were hardest hit during the late-period decline. Markets in Scandinavia and Austria were the top performers among European bourses, while Greece was the laggard. The small-cap stocks in the Japanese equity market advanced modestly as weak domestic demand cast doubt on the strength of the country’s economic rebound.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Each of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. The best performer was British health care products maker SSL International PLC, which had triple-digit returns for the reporting period. Other top performers included German specialty chemicals producer LANXESS AG, British publishing company Informa PLC, and Danish food production firm Danisco A/S. The only two stocks among the Fund’s top ten holdings to post single-digit gains for the reporting period were Belgian real estate firm Cofinimmo SA and Japanese transportation services provider Nippon Konpo Unyu Soko Co. Ltd.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.88%	10.62%	11.02%	(10.95)%	(10.82)%	(11.31)%	(26.40)%	(26.12)%	(27.16)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Sector	Percentage of Net Assets
Financial	21.10%

Consumer Non-Cyclical	20.51

Energy	11.07

Communications	10.16

Industrial	10.03

Technology	8.16

Consumer Cyclical	6.93

Basic Materials	6.92

Utilities	4.02

Diversified	0.79

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.60%

Apple Inc.	1.23

Microsoft Corp.	1.07

HSBC Holdings PLC (United Kingdom)	0.93

Procter & Gamble Co. (The)	0.92

Nestle SA Registered (Switzerland)	0.92

International Business Machines Corp.	0.91

General Electric Co.	0.91

JPMorgan Chase & Co.	0.84

Johnson & Johnson	0.82

TOTAL	10.15%

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 10.88%, while the total return for the Index was 11.02%.

Equity markets outside Japan, as represented by the Index, posted solid gains for the reporting period despite some dramatic shifts in market sentiment. The Index advanced during the first half of the reporting period as a burgeoning global economic recovery – rising from the ashes of the severe downturn in late 2008 and early 2009 – began to generate momentum. Many economies returned to positive growth in the second half of 2009 after several quarters of economic contraction. In particular, commodity-driven economies such as those in Australia and Scandinavia enjoyed the most robust recoveries. Global stock markets also got a boost from improving credit conditions, which enabled many companies around the world to strengthen their balance sheets.

Market conditions changed in the latter half of the period as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the debt crisis on the global economic recovery weighed on investor confidence. As a result, the Index fell sharply between April and June 2010, giving back most of its earlier gains. Despite the late swoon, however, the Index rebounded over the last few weeks of the reporting period and returned approximately 11% overall for the 12 months.

Within the Index, markets along the Pacific Rim produced the best returns, thanks largely to commodity- and export-driven recoveries in Australia and Singapore. The U.S. equity market also performed well, buoyed by better economic conditions and low inflation. European markets, which were hardest hit during the late-period decline, underperformed the Index for the reporting period. Markets in Scandinavia were the top performers among European bourses, while Greece was the laggard.

Eight of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. By far, the best performer was U.S. consumer electronics maker Apple Inc., which returned more than 50% for the reporting period. Other top performers included Swiss food producer

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

Nestle SA and U.S. industrial conglomerate General Electric Co. Only two stocks among the Fund’s top ten holdings to decline for the reporting period were U.S. energy producer Exxon Mobil Corp., the Fund’s largest holding at period end, and U.S. health care products manufacturer Johnson & Johnson.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/10 to 7/31/10)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$1,019.70	0.50%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
FTSE/Xinhua China 25
Actual	1,000.00	1,066.40	0.72	3.69
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.72	3.61
FTSE China (HK Listed)
Actual	1,000.00	1,072.80	0.72	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.72	3.61
MSCI ACWI
Actual	1,000.00	1,022.30	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/10 to 7/31/10)
MSCI ACWI ex US
Actual	$1,000.00	$1,012.00	0.35%	$1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
MSCI All Country Asia ex Japan
Actual	1,000.00	1,074.30	0.68	3.50
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.68	3.41
MSCI EAFE Growth
Actual	1,000.00	1,009.30	0.40	1.99
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI EAFE Value
Actual	1,000.00	979.00	0.40	1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI EAFE Small Cap
Actual	1,000.00	1,022.70	0.40	2.01
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI Kokusai
Actual	1,000.00	1,020.40	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	29

Schedule of Investments

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.48%

AUSTRALIA – 7.48%
AED Oil Ltd.[a]	11,395	$5,106
AJ Lucas Group Ltd.	4,060	7,608
Alesco Corp. Ltd.	6,720	15,877
Alliance Resources Ltd.[a]	31,425	9,814
Andean Resources Ltd.[a]	10,095	33,812
APA Group	11,185	37,565
Ardent Leisure Group	37,430	34,561
Astro Japan Property Trust	86,040	23,366
Atlas Iron Ltd.[a]	12,245	22,280
Australian Agricultural Co. Ltd.	14,320	19,510
Australian Pharmaceutical Industries Ltd.	30,660	11,380
Avoca Resources Ltd.[a]	13,125	31,248
AWE Ltd.[a]	24,760	34,966
Beach Energy Ltd.	49,515	30,032
Biota Holdings Ltd.[a]	5,490	4,920
Boart Longyear Group[a]	12,330	34,155
Bradken Ltd.	5,975	41,594
Bunnings Warehouse Property Trust	2,820	4,863
Campbell Brothers Ltd.	455	12,707
Centennial Coal Co. Ltd.	16,880	91,378
Centro Retail Group	61,650	9,487
Charter Hall Retail REIT	44,970	21,576
Coal of Africa Ltd.[a]	10,450	17,312
Coffey International Ltd.	7,650	7,618
ConnectEast Group	75,925	27,492
Crane Group Ltd.	6,950	52,723
Cromwell Group	35,310	22,855
Dart Energy Ltd.[a]	11,522	7,875
David Jones Ltd.	20,360	88,468
Dominion Mining Ltd.	7,520	15,113
Emeco Holdings Ltd.	34,385	21,011
Energy Developments Ltd.	3,940	9,024
Energy World Corp. Ltd.[a]	31,385	12,927
FKP Property Group	22,019	13,953
G.U.D Holdings Ltd.	4,830	40,882
Geodynamics Ltd.[a]	22,660	9,231
Gindalbie Metals Ltd.[a]	17,135	15,046
GrainCorp Ltd.	3,075	15,728
Hastie Group Ltd.	23,745	32,888

Security	Shares	Value
Healthscope Ltd.	13,615	$73,950
Hills Industries Ltd.	16,390	32,790
Independence Group NL	6,745	34,193
Infigen Energy	44,535	31,446
ING Industrial Fund	46,190	18,607
ING Office Fund	99,355	54,414
Invocare Ltd.	3,785	20,798
iSOFT Group Ltd.	25,135	3,299
JB Hi-Fi Ltd.	8,030	139,132
Karoon Gas Australia Ltd.[a]	2,170	13,594
Kingsgate Consolidated Ltd.	3,250	28,773
Linc Energy Ltd.[a]	13,145	18,980
Lynas Corp. Ltd.[a]	50,260	34,578
Macarthur Coal Ltd.	5,780	65,404
Macmahon Holdings Ltd.	34,490	18,421
Minara Resources Ltd.[a]	48,315	35,864
Mineral Deposits Ltd.[a]	8,395	5,852
Mirabela Nickel Ltd.[a,b]	11,830	22,810
Monadelphous Group Ltd.	4,335	53,174
Mount Gibson Iron Ltd.[a]	21,675	32,571
Murchison Metals Ltd.[a]	18,815	31,169
OM Holdings Ltd.	13,690	17,474
Pacific Brands Ltd.[a]	46,488	38,085
PanAust Ltd.[a]	71,171	36,724
Panoramic Resources Ltd.	14,740	32,825
PaperlinX Ltd.[a]	17,095	9,285
Perseus Mining Ltd.[a]	9,690	18,333
Pharmaxis Ltd.[a]	6,010	11,969
Platinum Asset Management Ltd.	7,785	37,069
Platinum Australia Ltd.[a]	22,860	15,417
Primary Health Care Ltd.	16,240	53,072
Ramsay Health Care Ltd.	5,460	69,889
Riversdale Mining Ltd.[a]	7,396	68,492
Roc Oil Co. Ltd.[a]	25,925	8,331
Seek Ltd.	9,425	64,587
Silex Systems Ltd.[a]	7,390	30,907
Skilled Group Ltd.	12,655	14,549
South Australian Coal Corp.[c]	1,800	81
St Barbara Ltd.[a]	90,008	24,444
Straits Resources Ltd.[a]	11,670	15,001
Sundance Resources Ltd.[a]	66,545	8,735
Sunland Group Ltd.[a]	15,675	9,365
Transfield Services Ltd.	10,275	29,951

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
UGL Ltd.	5,780	$73,776
Virgin Blue Holdings Ltd.[a]	47,220	13,251
Western Areas NL	6,080	26,694

		2,446,076

AUSTRIA – 1.61%
Andritz AG	1,930	121,006
bwin Interactive Entertainment AG	1,110	61,720
BWT AG	1,335	31,706
Intercell AGa	1,900	39,135
Oesterreichische Post AG	1,740	46,505
Palfinger AG	1,825	42,797
RHI AGa	2,770	82,586
Schoeller-Bleckmann Oilfield Equipment AG	535	25,949
Semperit AG Holding	360	13,395
Wienerberger AGa	3,760	52,120
Zumtobel AG	415	7,859

		524,778

BELGIUM – 2.46%
Ackermans & van Haaren NV	1,535	105,049
Agfa-Gevaert NVa	9,500	57,427
Barco NVa	350	17,482
Befimmo SCA	820	61,737
Compagnie Maritime Belge SA	765	22,195
Elia System Operator SA/NV	190	6,537
EVS Broadcast Equipment SA	520	25,730
NV Bekaert SA	865	188,083
Nyrstar NV	3,465	40,176
Omega Pharma SA	1,195	51,065
RHJ International SAa	6,536	55,518
SA D’Ieteren NV	165	79,536
Telenet Group Holding NVa	3,290	94,061

		804,596

DENMARK – 1.40%
A/S Dampskibsselskabet TORM	1,895	15,191
ALK-Abello A/S	400	25,107
Alm. Brand A/Sa	665	7,267
Bang & Olufsen A/S Class Ba	1,160	11,256
DSV A/S	6,600	117,702
Genmab A/Sa	1,105	11,785
GN Store Nord A/Sa	9,755	66,517
Jyske Bank A/S Registered[a]	150	5,229

Security	Shares	Value
SimCorp A/S	250	$41,524
Sydbank A/Sa	2,780	69,262
Topdanmark A/Sa	710	87,764

		458,604

FINLAND – 2.79%
Amer Sports OYJ Class A	5,730	63,528
Cargotec Corp. Class B	1,285	46,105
Citycon OYJ	12,485	42,778
Elisa OYJ[a]	4,595	91,112
Huhtamaki OYJ	5,515	68,616
Konecranes OYJ	1,860	60,653
M-real OYJ Class Ba	7,690	29,254
Orion OYJ Class B	3,360	64,873
Outotec OYJ	1,295	45,839
Pohjola Bank PLC	6,895	85,741
Ramirent OYJ	3,810	40,950
Ruukki Group OYJ[a]	6,895	14,911
Talvivaara Mining Co. PLC[a]	2,485	15,839
Tieto OYJ	2,625	46,168
Uponor OYJ	3,360	54,367
Vacon OYJ	1,165	51,604
YIT OYJ	4,145	90,830

		913,168

FRANCE – 5.17%
Altran Technologies SAa	4,525	18,570
BOURBON SAb	1,886	80,801
Compagnie Plastic Omnium SA	995	49,337
Derichebourg	5,535	23,075
Etablissements Maurel et Prom	3,910	46,808
Fimalac SA	830	32,007
Fonciere des Regions	780	71,255
Gemalto NV	2,860	117,369
Groupe Eurotunnel SA	7,215	53,108
Guyenne et Gascogne SA	795	79,347
Havas SA	18,410	89,103
IMS International Metal Service[a]	1,400	19,872
Ipsos SA	2,600	103,329
M6-Metropole Television	4,275	94,765
Neopost SA	1,180	91,239
Nexans SA	825	55,965
Nexity	1,140	38,162
NicOx SAa,b	2,633	7,598

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
Rexel SAa	3,095	$51,289
Rhodia SA	3,200	66,036
Rubis SA	395	34,674
Saft Groupe SA	1,657	56,786
Sechilienne-Sidec	1,465	39,623
Societe de la Tour Eiffel	450	30,515
Societe Immobiliere de Location pour l’Industrie et le Commerce	850	95,489
Soitec SAa,b	3,180	34,332
Technicolor SA Registered[a,b]	1,543	8,115
Teleperformance SA	2,765	70,028
Ubisoft Entertainment SAa	2,730	25,843
Zodiac Aerospace	1,850	104,325

		1,688,765

GERMANY – 6.02%
Aareal Bank AGa	1,610	33,560
AIXTRON AG	3,180	95,059
Aurubis AG	1,260	57,248
Bauer AG	710	29,156
BayWa AG Registered	1,235	45,051
Bilfinger Berger AG	1,337	76,301
centrotherm photovoltaics AGa	110	4,464
Conergy AGa,b	24,495	23,168
Demag Cranes AGa	1,260	44,978
Deutsche Wohnen AG Bearer[a]	2,092	20,441
DEUTZ AGa	5,905	36,403
DIC Asset AG	2,225	18,146
Douglas Holding AG	2,110	95,098
ElringKlinger AG	2,355	63,279
Freenet AG	2,900	30,977
FUCHS PETROLUB AG	755	72,296
GAGFAH SA	2,445	19,908
Gildemeister AG	2,145	29,706
Heidelberger Druckmaschinen AGa	3,300	32,365
IVG Immobilien AGa	2,985	20,716
Jenoptik AGa	1,115	6,421
Kloeckner & Co. SEa	1,390	28,775
Kontron AG	3,955	31,070
LEONI AG	1,590	47,581
Manz Automation AGa	325	22,915
MLP AG	3,140	32,849
MTU Aero Engines Holding AG	1,650	95,787

Security	Shares	Value
Nordex AGa	1,540	$15,735
Phoenix Solar AG	225	9,791
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,670	21,118
Rheinmetall AG	1,100	65,821
RHON KLINIKUM AG	2,940	67,029
Roth & Rau AGa	805	26,638
SGL Carbon SEa	2,000	69,348
Singulus Technologies AGa	1,495	8,246
Sky Deutschland AGa	11,600	21,263
Software AG	875	97,534
Stada Arzneimittel AG	1,895	61,510
Symrise AG	3,805	94,682
Tognum AG	3,415	68,204
United Internet AG Registered	4,475	55,385
Vossloh AG	470	47,063
Wincor Nixdorf AG	1,375	77,574
Wirecard AG	3,645	39,020
ZhongDe Waste Technology AG	365	6,443

		1,966,122

HONG KONG – 4.93%
AAC Acoustic Technologies Holdings Inc.	10,000	17,771
Ajisen (China) Holdings Ltd.	10,000	11,796
AMVIG Holdings Ltd.	60,000	33,224
APAC Resources Ltd.[a]	200,000	12,363
BaWang International (Group) Holding Ltd.	20,000	12,208
BYD Electronic International Co. Ltd.	7,500	4,182
Champion REIT	80,000	39,148
China Automation Group Ltd.	15,000	10,450
China Energy Ltd.[a]	165,000	18,811
China Gas Holdings Ltd.[b]	100,000	50,738
China Grand Forestry Green Resources Group Ltd.[a,b]	520,000	12,857
China Green Holdings Ltd.[b]	60,000	62,276
China Mining Resources Group Ltd.[a,b]	300,000	7,842
China Oil and Gas Group Ltd.[a]	100,000	11,847
China Shanshui Cement Group[b]	55,000	29,606
China South City Holdings Ltd.	110,000	16,857
China State Construction International Holdings Ltd.	94,800	41,385

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
China Wireless Technologies Ltd.	40,000	$16,071
Chow Sang Sang Holdings International Ltd.	40,000	79,017
CIMC Enric Holdings Ltd.[a]	20,000	9,787
Coastal Greenland Ltd.[a]	130,000	7,199
Daphne International Holdings Ltd.	30,000	27,777
Digital China Holdings Ltd.	55,000	89,242
eSun Holdings Ltd.[a]	50,000	6,825
Far East Consortium International Ltd.	20,000	5,846
FU JI Food and Catering Services Holdings Ltd.[a,c]	16,000	–
Fufeng Group Ltd.	20,000	13,908
Golden Meditech Holdings Ltd.[a]	80,000	15,350
G-Resources Group Ltd.[a]	324,000	16,689
GZI Real Estate Investment Trust	75,000	34,094
Hi Sun Technology (China) Ltd.[a,b]	60,000	23,412
HKC (Holdings) Ltd.[a,b]	159,500	11,092
HKR International Ltd.	84,000	35,805
Inspur International Ltd.[b]	130,000	12,891
Ju Teng International Holdings Ltd.	10,000	7,211
Kingsoft Corp. Ltd.[b]	30,045	17,604
Midland Holdings Ltd.	40,000	37,654
Mingyuan Medicare Development Co. Ltd.	100,000	11,461
Minth Group Ltd.	60,000	90,092
Nan Hai Corp. Ltd.[a]	640,425	4,948
New Times Energy Corp. Ltd.[a]	240,000	7,881
North Asia Resources Holdings Ltd.[a]	30,000	5,138
Pacific Basin Shipping Ltd.	55,000	41,646
Peace Mark Holdings Ltd.[a,c]	30,000	–
Ports Design Ltd.[b]	22,500	57,891
Prosperity REIT	40,000	7,572
Real Gold Mining Ltd.[a]	5,000	7,134
Regal Hotels International Holdings Ltd.	44,000	17,112
REXLot Holdings Ltd.	250,000	21,892
Samling Global Ltd.	230,000	18,956
Sino Biopharmaceutical Ltd.	100,000	38,118
Sino Union Energy Investment Group Ltd.[a,b]	100,000	8,757
Sinolink Worldwide Holdings Ltd.	180,000	27,816
SJM Holdings Ltd.	20,000	17,642
Skyworth Digital Holdings Ltd.	30,000	21,673

Security	Shares	Value
SRE Group Ltd.	150,000	$16,612
Success Universe Group Ltd.[a]	400,000	14,938
Sunlight Real Estate Investment Trust	45,000	12,169
Synear Food Holdings Ltd.[a]	45,000	8,440
TCC International Holdings Ltd.	40,000	14,011
Tian An China Investments Co. Ltd.	55,400	36,170
Titan Petrochemicals Group Ltd.[a]	100,000	8,886
Truly International Holdings Ltd.	10,000	13,573
Uni-President China Holdings Ltd.	35,000	19,516
United Energy Group Ltd.[a]	105,000	10,276
Varitronix International Ltd.	30,000	9,272
Vitasoy International Holdings Ltd.	20,000	15,633
VODone Ltd.[b]	40,000	12,569
VTech Holdings Ltd.[b]	10,000	106,369
XinAo Gas Holdings Ltd.	20,000	47,338

		1,612,336

IRELAND – 1.01%
C&C Group PLC	12,010	50,914
DCC PLC	3,945	96,880
Grafton Group PLC	11,435	43,054
Greencore Group PLC	13,110	22,767
Irish Life & Permanent Group Holdings PLC[a]	9,205	20,986
Kingspan Group PLC[a]	6,490	45,489
Smurfit Kappa Group PLC[a]	4,770	49,174

		329,264

ISRAEL – 0.31%
Hadera Paper Ltd.[a]	880	61,638
Retalix Ltd.[a,b]	3,020	38,664

		100,302

ITALY – 2.87%
Azimut Holding SpA	7,884	78,986
Banca Piccolo Credito Valtellinese Scrl	10,570	52,810
Banca Popolare dell’Etruria e del Lazio Scrl	7,890	33,715
Beni Stabili SpA	4,680	3,841
COFIDE SpA[a]	52,245	44,004
Danieli SpA RNC	2,525	27,353
ERG Renew SpA[a]	6,505	6,780
Geox SpA	5,355	29,999
Gruppo Coin SpA[a]	7,320	56,122
Gruppo Editoriale L’Espresso SpA[a]	25,655	53,477

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
Hera SpA	35,375	$67,102
Impregilo SpA	12,885	34,245
Indesit Co. SpA	4,105	48,693
Interpump Group SpA[a]	9,445	51,066
KME Group SpA	24,150	8,810
Piaggio & C. SpA	16,270	46,420
Pirelli & C. Real Estate SpA[a]	22,515	10,750
Premafin Finanziaria SpA[a]	12,875	14,761
Prysmian SpA	4,270	72,207
SAES Getters SpA[a]	1,040	5,758
Seat Pagine Gialle SpA[a]	36,125	6,476
Societa Cattolica di Assicurazioni Scrl	2,225	59,308
Societa Iniziative Autostradali e Servizi SpA	5,670	54,183
Sorin SpA[a]	30,805	59,798
Tiscali SpA[a]	71,713	10,370

		937,034

JAPAN – 18.96%
Adeka Corp.	12,500	122,029
Aeon Delight Co. Ltd.	500	9,722
Akebono Brake Industry Co. Ltd.	8,500	38,940
Aloka Co. Ltd.	2,000	14,032
Amano Corp.	7,000	57,270
AS ONE Corp.	1,000	18,521
Bank of Okinawa Ltd. (The)	2,500	80,458
Best Denki Co. Ltd.[a]	2,500	6,549
Chuetsu Pulp & Paper Co. Ltd.	5,000	8,943
CMK Corp.	1,500	7,858
Colowide Co. Ltd.	2,500	13,155
CSK Holdings Corp.[a]	1,000	4,108
Dai Nippon Toryo Co. Ltd.[a]	5,000	5,250
Daibiru Corp.	4,500	33,649
Daiei Inc. (The)[a,b]	2,500	11,914
Daifuku Co. Ltd.	5,000	29,252
Daihen Corp.	10,000	42,465
Daio Paper Corp.	5,000	39,984
Daiseki Co. Ltd.	1,500	30,568
Daisyo Corp.	1,000	12,278
Daiwabo Holdings Co. Ltd.	5,000	10,328
Denyo Co. Ltd.	1,500	10,455
Doutor Nichires Holdings Co. Ltd.	7,000	91,276
Duskin Co. Ltd.	3,500	61,995

Security	Shares	Value
eAccess Ltd.	95	$61,389
EDION Corp.	4,000	30,510
Eighteenth Bank Ltd. (The)	20,000	56,081
ESPEC Corp.	4,500	29,235
Foster Electric Co. Ltd.	2,000	53,958
FP Corp.	1,000	53,081
Fuji Soft Inc.	2,500	40,705
Furukawa Co. Ltd.[a]	25,000	26,540
Furuno Electric Co. Ltd.	4,500	22,848
Futaba Industrial Co. Ltd.[a]	4,000	27,648
Fuyo General Lease Co. Ltd.	2,000	45,811
GEO Corp.	45	54,835
GMO Internet Inc.	3,500	13,409
Goldcrest Co. Ltd.	1,450	29,549
Gourmet Kineya Co. Ltd.	5,000	29,714
Hanwa Co. Ltd.	15,000	60,408
Heiwa Real Estate Co. Ltd.	17,500	41,801
Hitachi Kokusai Electric Inc.	5,000	40,157
Hitachi Zosen Corp.	32,500	46,129
Hogy Medical Co. Ltd.	1,000	47,715
Honeys Co. Ltd.	2,400	40,157
HORIBA Ltd.	2,000	53,889
Hosiden Corp.	4,500	47,877
Inaba Denki Sangyo Co. Ltd.	4,500	111,332
Iseki & Co. Ltd.[a,b]	5,000	12,982
Japan Airport Terminal Co. Ltd.	4,000	61,528
Japan Digital Laboratory Co. Ltd.	9,500	97,017
Japan Securities Finance Co. Ltd.	8,000	46,711
Japan Transcity Corp.	15,000	44,657
JBCC Holdings Inc.	1,000	5,897
Joshin Denki Co. Ltd.	5,000	48,638
Juki Corp.[a]	10,000	18,232
JVC KENWOOD Holdings Inc.[a]	3,000	10,212
Kadokawa Group Holdings Inc.	2,500	52,071
Kakaku.com Inc.	5	23,223
Kanematsu Corp.[a]	35,000	27,868
Kayaba Industry Co. Ltd.	10,000	39,349
Kenedix Inc.[a,b]	30	5,013
Kisoji Co. Ltd.	7,500	156,733
Kiyo Holdings Inc.	60,000	79,621
Komori Corp.	3,500	36,107
Kourakuen Corp.	500	6,952
K’s Holdings Corp.	3,000	65,878

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
Kureha Corp.	25,000	$125,202
Kyoei Steel Ltd.	1,000	16,767
Kyoritsu Maintenance Co. Ltd.	1,000	14,563
Kyowa Exeo Corp.	5,000	46,273
Makino Milling Machine Co. Ltd.[a]	5,000	30,002
Mars Engineering Corp.	1,000	17,321
Marusan Securities Co. Ltd.	7,500	41,974
Matsuya Co. Ltd.[a]	1,000	7,201
Megachips Corp.	1,500	22,779
Meitec Corp.	4,000	67,205
Mikuni Coca-Cola Bottling Co. Ltd.	15,000	123,933
Mitsubishi Paper Mills Ltd.	40,000	46,157
Mitsubishi Steel Manufacturing Co. Ltd.	10,000	20,886
Nachi-Fujikoshi Corp.	15,000	44,484
Nagaileben Co. Ltd.	500	12,180
Net One Systems Co. Ltd.	15	18,365
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	53,918
Nifco Inc.	5,000	113,432
Nihon Dempa Kogyo Co. Ltd.	1,500	26,275
Nihon Kohden Corp.	3,000	55,250
Nihon Unisys Ltd.	4,500	31,987
Nippon Carbon Co. Ltd.	10,000	28,502
Nippon Chemiphar Co. Ltd.	5,000	17,021
Nippon Coke & Engineering Co. Ltd.	22,500	32,974
Nippon Denko Co. Ltd.	5,000	29,656
Nippon Yakin Kogyo Co. Ltd.[a]	5,000	15,924
Nissin Kogyo Co. Ltd.	3,000	43,584
NOF Corp.	20,000	82,160
Noritz Corp.	5,500	99,515
Oenon Holdings Inc.	5,000	10,732
Oita Bank Ltd. (The)	15,000	46,907
Okumura Corp.	20,000	71,313
Onoken Co. Ltd.	3,500	31,058
Orient Corp.[a,b]	12,500	9,520
Osaki Electric Co. Ltd.	5,000	43,330
OSG Corp.	5,000	55,100
Parco Co. Ltd.	5,000	36,291
PARK24 Co. Ltd.	4,000	42,788
Pioneer Corp.[a]	11,000	40,111
Right On Co. Ltd.	2,000	11,955
Ringer Hut Co. Ltd.[b]	4,000	46,896
Risa Partners Inc.[b]	15	6,560

Security	Shares	Value
Rohto Pharmaceutical Co. Ltd.	5,000	$61,216
Round One Corp.	1,000	4,489
Ryosan Co. Ltd.	6,500	165,388
Sagami Chain Co. Ltd.[a]	5,000	28,387
Saizeriya Co. Ltd.	3,500	65,670
Sanken Electric Co. Ltd.[a]	10,000	39,118
Sankyu Inc.	15,000	63,178
Sanshin Electronics Co. Ltd.	2,000	16,871
Sanyo Special Steel Co. Ltd.[a]	10,000	51,581
Sawai Pharmaceutical Co. Ltd.	500	44,311
Seiko Holdings Corp.[a]	5,000	15,694
Senshukai Co. Ltd.	1,500	8,637
Shibaura Mechatronics Corp.[a]	5,000	20,021
Shin Nippon Biomedical Laboratories Ltd.	2,000	8,562
Shoei Co. Ltd.	1,000	7,362
Showa Corp.[a]	8,000	44,496
Sinfonia Technology Co. Ltd.	5,000	10,616
Star Micronics Co. Ltd.	2,500	26,512
Sumitomo Warehouse Co. Ltd. (The)	15,000	71,832
Tadano Ltd.	10,000	49,042
Tamura Corp.	10,000	33,118
Telepark Corp.	30	50,819
Toagosei Co. Ltd.	25,000	110,489
TOC Co. Ltd.	10,000	36,811
Toho Bank Ltd. (The)	35,000	102,585
Toho Holdings Co. Ltd.	3,000	44,727
Toho Zinc Co. Ltd.	10,000	36,349
Tokai Tokyo Financial Holdings Inc.	20,000	72,467
Tokyo Dome Corp.	10,000	26,425
Tokyo Kikai Seisakusho Ltd.[a]	10,000	10,847
Tokyo Ohka Kogyo Co. Ltd.	5,000	85,622
Tokyo Tomin Bank Ltd. (The)	2,000	21,856
Topcon Corp.	8,000	38,957
Toyo Electric Manufacturing Co. Ltd.[b]	5,000	23,252
Toyo Tanso Co. Ltd.[b]	1,000	50,369
Trans Cosmos Inc.	3,500	31,826
Wacom Co. Ltd.	15	21,048
Yachiyo Bank Ltd. (The)	1,500	28,906
Yamanashi Chuo Bank Ltd. (The)	20,000	80,545
Yodogawa Steel Works Ltd.	20,000	83,776

		6,196,294

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
NETHERLANDS – 2.77%
Aalberts Industries NV	3,860	$57,504
ASM International NVa	2,870	72,892
BinckBank NV	2,975	41,685
Crucell NVa	2,840	54,463
CSM NV CVA	3,487	101,124
Draka Holding NVa	1,395	21,246
Imtech NV	3,155	87,858
KAS Bank NV CVA	3,250	49,962
Koninklijke BAM Groep NV	5,374	25,982
Koninklijke Wessanen NVa	6,640	24,879
Mediq NV	3,728	68,797
Nutreco NV	1,195	72,183
Royal Boskalis Westminster NV CVA	1,955	80,701
TomTom NVa,b	2,185	13,157
USG People NVa	2,042	31,352
Wavin NV	975	13,973
Wereldhave NV	1,045	86,029

		903,787

NEW ZEALAND – 0.77%
Fisher & Paykel Appliances Holdings Ltd.[a]	11,230	4,311
Freightways Ltd.	29,965	61,209
Goodman Property Trust	111,760	74,477
Infratil Ltd.	30,450	35,952
New Zealand Oil & Gas Ltd.	23,725	21,310
Nuplex Industries Ltd.	3,100	6,624
Tower Ltd.	35,870	48,587

		252,470

NORWAY – 2.16%
Acergy SA	4,215	69,229
Aker ASA Class A	1,000	19,347
Atea ASA	2,936	20,594
DNO International ASA[a]	34,280	47,131
EDB Business Partner ASA[a]	5,365	13,604
Fred Olsen Energy ASA	1,060	31,207
Frontline Ltd.	1,850	56,506
Marine Harvest ASA	81,455	61,413
Norske Skogindustrier ASA[a]	15,595	19,130
Norwegian Energy Co. ASA[a]	2,500	5,619
Norwegian Property ASA[a]	13,850	21,459
Petroleum Geo-Services ASA[a]	5,275	47,336

Security	Shares	Value
Pronova Biopharma ASA[a]	7,500	$18,400
Prosafe Production Public Ltd.[a]	10,200	21,161
Prosafe SE	10,755	49,903
Schibsted ASA	2,220	49,713
Sevan Marine ASA[a]	4,000	4,067
Subsea 7 Inc.[a]	3,500	59,704
TGS-NOPEC Geophysical Co. ASA	3,710	49,145
Tomra Systems ASA	8,520	41,805

		706,473

PORTUGAL – 0.41%
Banif SGPS SA Registered	10,485	11,884
Impresa SGPS SAa	8,220	17,456
Mota-Engil SGPS SA	13,025	36,653
Sonae Industria SGPS SAa	9,745	29,772
Sonae SGPS SA	36,930	38,779

		134,544

SINGAPORE – 2.66%
Ascott Residence Trust	10,000	8,679
Banyan Tree Holdings Ltd.[a]	35,000	22,397
Biosensors International Group Ltd.[a]	65,000	38,965
Cambridge Industrial Trust	30,000	11,254
CapitaRetail China Trust	45,000	40,381
CDL Hospitality Trusts	40,000	58,843
CH Offshore Ltd.	90,000	36,409
China Fishery Group Ltd.	43,200	59,737
China Hongxing Sports Ltd.	165,000	18,811
China Sky Chemical Fibre Co. Ltd.[a]	100,000	11,401
China XLX Fertiliser Ltd.	35,000	13,516
CitySpring Infrastructure Trust	80,000	36,188
First Ship Lease Trust	25,000	7,539
Fortune REIT	15,000	7,051
Frasers Commercial Trust	205,000	22,618
Hi-P International Ltd.	15,000	7,999
Hyflux Ltd.[b]	15,000	35,637
Indofood Agri Resources Ltd.[a]	15,000	25,597
Jurong Technologies Industrial Corp. Ltd.[c]	60,000	4
k1 Ventures Ltd.	440,000	45,309
Kim Eng Holdings Ltd.	20,737	24,557
KS Energy Services Ltd.	30,000	23,831
Mapletree Logistics Trust	35,000	22,655
Midas Holdings Ltd.[b]	50,000	34,754

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
Oceanus Group Ltd.[a]	25,000	$5,700
Parkway Life REIT	15,000	16,439
Raffles Education Corp. Ltd.[b]	145,000	30,929
Singapore Airport Terminal Services Ltd.	5,000	10,739
Sound Global Ltd.	15,000	9,157
Straits Asia Resources Ltd.	25,000	38,064
Suntec REIT	95,000	99,923
Tat Hong Holdings Ltd.	60,000	43,691

		868,774

SPAIN – 3.55%
Abengoa SA	1,870	49,102
Almirall SA	3,970	37,601
Banco Pastor SAb	8,374	43,911
Bolsas y Mercados Espanoles[b]	2,520	65,005
Caja de Ahorros del Mediterraneo	4,325	34,427
Codere SAa	6,540	59,216
Construcciones y Auxiliar de Ferrocarriles SA	150	67,527
Ebro Puleva SA	6,177	107,835
FAES FARMA SA	8,526	29,102
General de Alquiler de Maquinaria SAa	1,790	4,034
Grupo Catalana Occidente SA	2,425	45,557
Grupo Empresarial ENCE SAa	12,680	43,364
Iberia Lineas Aereas de Espana SAa	21,130	71,849
Miquel y Costas & Miquel SA	2,005	42,839
NH Hoteles SAa	12,673	51,347
Obrascon Huarte Lain SAb	2,837	74,180
Papeles y Cartones de Europa SAa	8,635	36,224
Prosegur Compania de Seguridad SA	1,440	70,783
Sol Melia SA	785	6,561
Tecnicas Reunidas SA	460	23,828
Tubacex SA	6,580	22,031
Tubos Reunidos SA	9,840	24,870
Viscofan SA	3,850	111,501
Zeltia SAa	8,620	37,733

		1,160,427

SWEDEN – 4.55%
Avanza Bank Holding AB	3,160	107,085
Axis Communications AB	2,000	24,206
Billerud AB	5,650	36,496
Black Earth Farming Ltd. SDR[a]	1,870	5,949

Security	Shares	Value
Castellum AB	7,725	$79,924
D. Carnegie & Co. ABc	3,396	–
Elekta AB Class B	1,140	33,003
Eniro ABa,b	8,478	11,082
Getinge AB Class B	6,900	152,511
Hakon Invest AB	3,090	47,912
Hexagon AB Class B	6,000	100,584
Hoganas AB Class B	1,110	30,630
JM AB	3,000	48,861
Kinnevik Investment AB Class B	7,135	133,823
Kungsleden AB	6,510	46,148
Lindab International AB	3,500	42,118
Lundin Petroleum ABa	7,790	43,358
Meda AB Class A	6,500	52,056
Modern Times Group MTG AB Class B	1,800	112,684
Nibe Industrier AB Class B	1,960	18,503
Niscayah Group AB	15,680	23,965
Peab AB	5,480	33,427
Q-Med AB	4,195	37,716
Ratos AB Class B	4,710	134,334
SAS ABa	6,883	24,943
Sectra AB Class Ba	2,000	9,212
TradeDoubler ABa	1,500	5,892
Trelleborg AB Class B	12,510	91,103

		1,487,525

SWITZERLAND – 5.87%
Aryzta AG	3,070	125,001
Bank Sarasin & Compagnie AG Class B Registered	2,000	73,787
Banque Cantonale Vaudoise Registered	140	62,222
Basler Kantonalbank Participation Certificates	1,300	173,955
BB BIOTECH AG Registered	1,450	77,611
Bucher Industries AG Registered	450	53,720
Clariant AG Registered[a]	4,668	61,571
Dufry AG Registered[a]	156	12,674
Forbo Holding AG Registered	150	71,470
Galenica Holding AG Registered[b]	175	70,000
Georg Fischer AG Registered[a]	120	47,140
Helvetia Holding AG	255	78,724
Kaba Holding AG Class B Registered	250	71,326

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
Kudelski SA Bearer	2,355	$69,103
Kuoni Reisen Holding AG Class B Registered	160	49,587
Logitech International SA Registered[a]	5,620	87,933
Meyer Burger Technology AGa	1,220	32,767
Mobimo Holding AG Registered[a]	465	84,667
OC Oerlikon Corp. AG Registered[a]	4,600	18,906
Panalpina Welttransport Holding AG Registered	710	63,756
Partners Group Holding AG	330	46,366
Petroplus Holdings AGa	1,560	24,065
PSP Swiss Property AG Registered[a]	2,108	138,519
Rieter Holding AG Registered[a]	230	70,511
Schmolz + Bickenbach AG Registered	880	25,822
Sulzer AG Registered	1,050	108,387
Valora Holding AG Registered	260	65,606
Vontobel Holding AG Registered	1,830	54,485

		1,919,681

UNITED KINGDOM – 21.73%
Aberdeen Asset Management PLC	22,595	49,682
Aggreko PLC	8,460	202,978
Amlin PLC	14,935	99,359
Aquarius Platinum Ltd.	12,400	52,899
ARM Holdings PLC	35,025	180,026
Arriva PLC	7,775	93,759
Ashmore Group PLC	6,755	29,865
Ashtead Group PLC	28,975	44,016
AVEVA Group PLC	3,260	67,903
Babcock International Group PLC	8,350	72,446
Balfour Beatty PLC	19,571	76,349
Barratt Developments PLC[a]	29,370	44,272
Bellway PLC	5,035	45,695
Berkeley Group Holdings PLC (The) Units[a]	3,825	48,522
BlueBay Asset Management PLC	3,485	15,337
Bodycote PLC	7,256	26,943
Bovis Homes Group PLC[a]	6,840	36,828
Britvic PLC	9,480	71,264
BSS Group PLC (The)	9,140	64,042
BTG PLC[a]	9,235	30,806
Carillion PLC	20,195	95,198
Carpetright PLC	3,035	35,173

Security	Shares	Value
Catlin Group Ltd.	8,950	$53,936
Cattles PLC[b,c]	22,848	4
Charter International PLC	4,710	53,257
Chemring Group PLC	1,795	81,186
Chloride Group PLC	12,385	72,367
Close Brothers Group PLC	6,805	71,617
Collins Stewart PLC	16,510	18,746
COLT Group SAa	7,470	15,080
Cookson Group PLC[a]	8,385	58,305
Croda International PLC	5,345	108,067
CSR PLC[a]	4,690	25,091
Dairy Crest Group PLC	6,105	36,877
Dana Petroleum PLC[a]	3,340	89,499
De La Rue PLC	3,762	43,215
Debenhams PLC[a]	28,295	27,252
Derwent London PLC	3,935	82,641
Dimension Data Holdings PLC	53,520	103,096
DS Smith PLC	17,630	39,538
DSG International PLC[a]	110,871	46,586
Dunelm Group PLC	5,635	35,203
easyJet PLC[a]	9,175	57,447
Enterprise Inns PLC[a]	15,085	24,239
Fidessa Group PLC	1,590	36,430
FirstGroup PLC	14,375	82,824
Galiform PLC[a]	28,710	32,261
Galliford Try PLC	5,387	25,985
GAME Group PLC (The)	16,415	18,394
Gem Diamonds Ltd.[a]	6,165	21,106
GKN PLC[a]	41,210	87,192
Go-Ahead Group PLC (The)	2,045	35,742
Greene King PLC	8,295	57,549
Halfords Group PLC	11,160	84,068
Henderson Group PLC	27,355	56,036
Heritage Oil PLC[a]	8,075	51,888
Hikma Pharmaceuticals PLC	5,670	63,579
Hiscox Ltd.	15,810	88,146
HMV Group PLC[b]	28,725	27,104
Hochschild Mining PLC	2,360	10,696
Homeserve PLC	2,490	84,933
Hunting PLC	5,845	47,600
IG Group Holdings PLC	11,860	88,003
IMI PLC	8,770	97,997
Inchcape PLC[a]	14,970	70,029

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
Informa PLC	11,725	$72,055
Intermediate Capital Group PLC	15,780	65,638
International Personal Finance PLC	7,925	30,122
Interserve PLC	6,320	19,598
Intertek Group PLC	4,615	113,978
Investec PLC	14,685	113,841
JD Wetherspoon PLC	9,525	65,098
JKX Oil & Gas PLC	5,865	26,591
John Wood Group PLC	10,885	60,977
Keller Group PLC	3,295	28,330
Kier Group PLC	1,985	32,268
Laird PLC	7,400	14,220
London Stock Exchange Group PLC	6,155	62,367
Marston’s PLC	30,491	45,937
Meggitt PLC	21,505	100,768
Melrose PLC	14,877	54,356
Michael Page International PLC	11,610	70,493
Micro Focus International PLC	4,905	31,749
Misys PLC[a]	17,465	68,954
Mitchells & Butlers PLC[a]	12,540	61,254
Mondi PLC	11,290	79,654
Morgan Crucible Co. PLC (The)	10,520	35,422
N Brown Group PLC	10,285	36,596
National Express Group PLC	16,900	61,774
Northern Foods PLC	28,195	19,318
Northumbrian Water Group PLC	5,435	28,276
Pace PLC	9,040	29,844
Persimmon PLC[a]	9,420	52,092
Petropavlovsk PLC	4,435	70,151
Premier Farnell PLC	18,500	69,332
Premier Foods PLC[a]	62,921	18,713
Premier Oil PLC[a]	3,900	89,052
Punch Taverns PLC[a]	13,425	15,422
QinetiQ Group PLC	17,855	34,534
Rathbone Brothers PLC	3,960	51,475
Redrow PLC[a]	11,990	20,111
Regus PLC	23,260	27,266
Rightmove PLC	3,305	33,825
RPS Group PLC	10,450	31,913
Savills PLC	9,095	45,423
SDL PLC[a]	4,105	34,587
Serco Group PLC	15,335	132,929
Shaftesbury PLC	12,957	81,168

Security	Shares	Value
Shanks Group PLC	13,240	$21,668
SIG PLC[a]	13,023	20,640
SOCO International PLC[a]	9,340	61,318
Southern Cross Healthcare Ltd.[a]	9,705	4,902
Spectris PLC	5,085	72,031
Spirent Communications PLC	30,295	60,682
SSL International PLC	8,865	163,964
Stagecoach Group PLC	22,520	59,357
Taylor Wimpey PLC[a]	72,330	30,018
Travis Perkins PLC[a]	6,701	88,521
Trinity Mirror PLC[a]	10,680	17,813
Tullett Prebon PLC	9,500	50,645
UNITE Group PLC[a]	8,170	24,272
Victrex PLC	5,615	107,283
W.S. Atkins PLC	3,765	42,071
Weir Group PLC (The)	6,945	127,582
Wellstream Holdings PLC	2,910	22,855
WH Smith PLC	8,436	56,110
Xchanging PLC	6,445	20,187
Yell Group PLC[a]	51,620	19,410

		7,102,973

TOTAL COMMON STOCKS
(Cost: $37,499,408)		32,513,993

PREFERRED STOCKS – 0.17%

GERMANY – 0.17%
ProSiebenSat.1 Media AG	3,215	56,294

		56,294

TOTAL PREFERRED STOCKS
(Cost: $7,641)		56,294

RIGHTS – 0.00%

AUSTRALIA – 0.00%
Cromwell Group[a,c]	3,531	–

		–

TOTAL RIGHTS
(Cost: $0)		–

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2010

Security	Shares	Value
WARRANTS – 0.00%

HONG KONG – 0.00%
HKC (Holdings) Ltd.
(Expires 5/26/11)[a]	15,378	$143
New Times Energy Corp. Ltd.
(Expires 6/24/11)[a]	34,285	239

		382

TOTAL WARRANTS
(Cost: $0)		382

SHORT-TERM INVESTMENTS – 2.58%

MONEY MARKET FUNDS – 2.58%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[d,e,f]	694,117	694,117
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[d,e,f]	146,430	146,430
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	1,993	1,993

		842,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $842,540)		842,540

TOTAL INVESTMENTS IN SECURITIES – 102.23%
(Cost: $38,349,589)		33,413,209

Other Assets, Less Liabilities – (2.23)%		(729,363)

NET ASSETS – 100.00%		$32,683,846

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.60%

AIRLINES – 2.13%
Air China Ltd. Class Ha	152,076,000	$174,491,611

		174,491,611

BANKS – 34.38%
Bank of China Ltd. Class H	909,788,000	480,352,689
Bank of Communications Co. Ltd. Class Hb	289,478,000	321,335,714
China CITIC Bank Class Hb	429,548,000	289,853,905
China Construction Bank Corp. Class H	867,100,000	735,852,501
China Merchants Bank Co. Ltd. Class Hb	126,730,075	338,636,651
Industrial and Commercial Bank of China Ltd. Class H	855,094,000	652,987,283

		2,819,018,743

COAL – 7.30%
China Coal Energy Co. Class H	189,428,000	264,429,331
China Shenhua Energy Co. Ltd. Class H	86,710,000	333,869,343

		598,298,674

ELECTRIC – 0.79%
Datang International Power
Generation Co. Ltd. Class Hb	152,076,000	65,214,036

		65,214,036

ELECTRICAL COMPONENTS & EQUIPMENT – 2.63%
BYD Co. Ltd. Class Hb	31,349,000	215,778,202

		215,778,202

ENGINEERING & CONSTRUCTION – 4.14%
China Communications Construction Co. Ltd. Class H	205,436,000	193,917,362
China Railway Group Ltd. Class H	194,764,000	145,469,802

		339,387,164

INSURANCE – 13.39%
China Life Insurance Co. Ltd. Class H	129,398,000	574,887,449
China Pacific Insurance (Group) Co. Ltd. Class H	43,221,600	172,543,539

Security	Shares	Value
Ping An Insurance (Group) Co. of China Ltd. Class Hc	42,306,500	$350,583,779

		1,098,014,767

MINING – 3.41%
Aluminum Corp. of China Ltd. Class Ha,b	181,424,000	160,738,289
Zijin Mining Group Co. Ltd. Class H	184,092,000	118,770,562

		279,508,851

OIL & GAS – 12.02%
China Petroleum & Chemical Corp. Class H	408,204,000	329,069,597
CNOOC Ltd.	197,432,000	332,553,450
PetroChina Co. Ltd. Class H	285,476,000	323,878,172

		985,501,219

TELECOMMUNICATIONS – 17.77%
China Mobile Ltd.	78,706,000	796,141,383
China Telecom Corp. Ltd. Class H	664,332,000	332,790,519
China Unicom (Hong Kong) Ltd.	242,788,000	328,286,243

		1,457,218,145

TRANSPORTATION – 1.64%
China COSCO Holdings Co. Ltd. Class Hb	120,060,000	134,509,748

		134,509,748

TOTAL COMMON STOCKS
(Cost: $7,996,176,875)		8,166,941,160

SHORT-TERM INVESTMENTS – 6.18%

MONEY MARKET FUNDS – 6.18%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[d,e,f]	411,466,560	411,466,560
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[d,e,f]	86,802,087	86,802,087

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	8,445,214	$8,445,214

		506,713,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $506,713,861)		506,713,861

TOTAL INVESTMENTS IN SECURITIES – 105.78%
(Cost: $8,502,890,736)		8,673,655,021

Other Assets, Less Liabilities – (5.78)%		(473,964,028)

NET ASSETS – 100.00%		$8,199,690,993

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.66%

AGRICULTURE – 0.28%
China Agri-Industries Holdings Ltd.	144,000	$163,000

		163,000

AIRLINES – 1.10%
Air China Ltd. Class Ha	360,000	413,063
China Eastern Airlines Corp. Ltd.
Class Ha	168,000	94,110
China Southern Airlines Co. Ltd.
Class Ha,b	265,000	127,971

		635,144

AUTO MANUFACTURERS – 1.36%
Denway Motors Ltd.[b]	600,000	305,973
Dongfeng Motor Group Co. Ltd.
Class H	264,000	368,527
Great Wall Motor Co. Ltd. Class Hb	54,000	107,647

		782,147

AUTO PARTS & EQUIPMENT – 0.35%
Weichai Power Co. Ltd. Class H	24,200	200,072

		200,072

BANKS – 31.12%
Agricultural Bank of China Ltd.
Class Ha,b	1,404,000	632,807
Bank of China Ltd. Class H	6,000,000	3,167,899
Bank of Communications Co. Ltd.
Class H	840,000	932,444
China CITIC Bank Class H	984,000	663,992
China Construction Bank Corp.
Class H	7,080,000	6,008,345
China Merchants Bank Co. Ltd.
Class Hb	408,148	1,090,616
China Minsheng Banking Corp. Ltd.
Class H	438,000	408,929
Industrial and Commercial Bank of
China Ltd. Class H	6,540,000	4,994,231

		17,899,263

BEVERAGES – 0.40%
Tsingtao Brewery Co. Ltd. Class H	48,000	227,470

		227,470

Security	Shares	Value
BUILDING MATERIALS – 1.32%
Anhui Conch Cement Co. Ltd.
Class H	96,000	$335,643
BBMG Corp. Class H	168,000	198,388
China National Building Material Co.
Ltd. Class H	120,000	226,543

		760,574

CHEMICALS – 0.74%
China BlueChemical Ltd. Class H	192,000	123,131
Sinofert Holdings Ltd.	360,000	159,013
Sinopec Shanghai Petrochemical Co.
Ltd. Class H	264,000	103,011
Sinopec Yizheng Chemical Fibre Co.
Ltd. Class Ha	168,000	40,024

		425,179

COAL – 4.26%
China Coal Energy Co. Class H	432,000	603,044
China Shenhua Energy Co. Ltd.
Class H	360,000	1,386,149
Yanzhou Coal Mining Co. Ltd.
Class H	216,000	463,966

		2,453,159

COMMERCIAL SERVICES – 1.24%
Anhui Expressway Co. Class H	48,000	30,288
COSCO Pacific Ltd.	144,000	196,564
Jiangsu Expressway Co. Ltd. Class H	144,000	140,191
Shenzhen Expressway Co. Ltd.
Class H	72,000	34,862
Shenzhen International
Holdings Ltd.[b]	1,140,000	71,934
Sichuan Expressway Co. Ltd.
Class H	96,000	56,868
Zhejiang Expressway Co. Ltd.
Class H	192,000	181,235

		711,942

DIVERSIFIED FINANCIAL SERVICES – 0.33%
China Everbright Ltd.	72,000	187,756

		187,756

ELECTRIC – 1.41%
China Resources Power
Holdings Co. Ltd.	193,600	422,831

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2010

Security	Shares	Value
Datang International Power
Generation Co. Ltd. Class H	360,000	$154,377
Huadian Power International Corp.
Ltd. Class Hb	168,000	40,456
Huaneng Power International Inc.
Class H	336,000	195,575

		813,239

ELECTRICAL COMPONENTS & EQUIPMENT – 1.22%
BYD Co. Ltd. Class Hb	72,000	495,583
Dongfang Electric Corp. Ltd. Class H	48,000	165,040
Harbin Power Equipment Co. Ltd.
Class H	48,000	42,033

		702,656

ENERGY – ALTERNATE SOURCES – 0.28%
China Longyuan Power Group Corp.
Ltd. Class Ha	156,000	163,927

		163,927

ENGINEERING & CONSTRUCTION – 2.31%
Beijing Capital International
Airport Co. Ltd. Class H	192,000	101,373
China Communications
Construction Co. Ltd. Class H	468,000	441,760
China Railway Construction Corp.
Ltd. Class H	222,000	309,326
China Railway Group Ltd. Class H	444,000	331,625
Metallurgical Corp. of China Ltd.
Class Ha	312,000	145,445

		1,329,529

ENVIRONMENTAL CONTROL – 0.03%
Tianjin Capital Environmental
Protection Group Co. Ltd. Class H	48,000	15,453

		15,453

FOOD – 0.40%
China Foods Ltd.[b]	120,000	75,720
Lianhua Supermarket Holdings Co.
Ltd. Class H	36,000	155,304

		231,024

HOLDING COMPANIES – DIVERSIFIED – 3.23%
Beijing Enterprises Holdings Ltd.[b]	48,000	317,408
China Merchants Holdings
(International) Co. Ltd.	120,000	454,323

Security	Shares	Value
China Resources Enterprise Ltd.	120,000	$455,868
CITIC Pacific Ltd.	120,000	246,941
Guangdong Investment Ltd.	216,000	108,203
Shanghai Industrial Holdings Ltd.[b]	60,000	273,521

		1,856,264

INSURANCE – 11.15%
China Life Insurance Co. Ltd.
Class H	780,000	3,465,372
China Pacific Insurance (Group) Co.
Ltd. Class H	98,400	392,819
China Taiping Insurance
Holdings Co. Ltd.[a]	88,800	299,606
PICC Property and Casualty Co. Ltd.
Class Ha,b	360,000	364,386
Ping An Insurance (Group) Co. of
China Ltd. Class Hc	228,000	1,889,381

		6,411,564

IRON & STEEL – 0.48%
Angang New Steel Co. Ltd. Class H	120,000	181,111
Maanshan Iron & Steel Co. Ltd.
Class H	168,000	93,677

		274,788

MACHINERY – 0.25%
Shanghai Electric Group Co. Ltd.
Class H	312,000	146,650

		146,650

MACHINERY – CONSTRUCTION/MINING – 0.20%
China National Materials Co. Ltd.
Class H	144,000	112,746

		112,746

METAL FABRICATE & HARDWARE – 0.56%
Jiangxi Copper Co. Ltd. Class H	144,000	319,695

		319,695

MINING – 1.41%
Aluminum Corp. of China Ltd.
Class Ha,b	408,000	361,480
China Molybdenum Co. Ltd. Class H	108,000	67,175
Zhaojin Mining Industry Co. Ltd.
Class Hb	54,000	116,826
Zijin Mining Group Co. Ltd. Class H	408,000	263,229

		808,710

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2010

Security	Shares	Value
OIL & GAS – 12.65%
China Petroleum & Chemical Corp.
Class H	1,800,000	$1,451,052
CNOOC Ltd.	1,884,000	3,173,400
CNPC (Hong Kong) Ltd.	216,000	281,495
PetroChina Co. Ltd. Class H	2,088,000	2,368,877

		7,274,824

OIL & GAS SERVICES – 0.38%
China Oilfield Services Ltd. Class H	168,000	220,671

		220,671

PHARMACEUTICALS – 0.50%
Guangzhou Pharmaceutical Co. Ltd.
Class H	24,000	20,862
Sinopharm Group Co. Ltd. Class H	72,000	269,349

		290,211

REAL ESTATE – 4.03%
Beijing North Star Co. Ltd. Class Hb	72,000	20,120
China Overseas Land &
Investment Ltd.	433,040	927,935
China Resources Land Ltd.[b]	192,000	407,469
Franshion Properties (China) Ltd.	384,000	111,263
Guangzhou R&F Properties Co. Ltd.
Class H	100,800	157,845
Poly (Hong Kong) Investments Ltd.	156,000	188,235
Shenzhen Investment Ltd.	264,000	89,752
Sino-Ocean Land Holdings Ltd.[b]	366,000	279,494
Yuexiu Property Co. Ltd.	552,000	133,639

		2,315,752

SHIPBUILDING – 0.07%
Guangzhou Shipyard
International Co. Ltd. Class H	24,000	37,706

		37,706

SOFTWARE – 0.12%
Travelsky Technology Ltd. Class H	72,000	66,294

		66,294

TELECOMMUNICATIONS – 14.79%
China Communications
Services Corp. Ltd. Class H	192,000	97,417
China Mobile Ltd.	630,000	6,372,692
China Telecom Corp. Ltd. Class H	1,704,000	853,602
China Unicom (Hong Kong) Ltd.	744,128	1,006,174

Security	Shares	Value
ZTE Corp. Class Hb	55,260	$176,837

		8,506,722

TEXTILES – 0.07%
Weiqiao Textile Co. Ltd. Class H	60,000	41,801

		41,801

TRANSPORTATION – 1.62%
China COSCO Holdings Co. Ltd.
Class H	264,000	295,774
China Shipping Container Lines Co.
Ltd. Class Ha	384,000	141,922
China Shipping Development Co.
Ltd. Class H	144,000	211,770
China South Locomotive and Rolling
Stock Corp. Ltd. Class H	216,000	178,577
Guangshen Railway Co. Ltd.
Class Hb	168,000	61,658
Sinotrans Ltd. Class H	180,000	44,969

		934,670

TOTAL COMMON STOCKS
(Cost: $49,666,721)		57,320,602

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.19%

MONEY MARKET FUNDS – 7.19%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[d,e,f]	3,409,545	$3,409,545
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[d,e,f]	719,270	719,270
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	6,607	6,607

		4,135,422

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,135,422)		4,135,422

TOTAL INVESTMENTS
IN SECURITIES – 106.85%
(Cost: $53,802,143)		61,456,024

Other Assets, Less Liabilities – (6.85)%		(3,941,149)

NET ASSETS – 100.00%		$57,514,875

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.25%

AUSTRALIA – 3.29%
Alumina Ltd.	109,296	$153,357
Amcor Ltd.	29,106	172,844
AMP Ltd.	223,641	1,072,990
Asciano Group[a]	98,604	150,852
ASX Ltd.[b]	39,798	1,041,184
Australia and New Zealand
Banking Group Ltd.	115,533	2,410,713
Bendigo and Adelaide Bank Ltd.	15,741	116,704
BHP Billiton Ltd.	155,937	5,663,418
BlueScope Steel Ltd.[a]	235,521	505,297
Boral Ltd.	30,090	115,493
Brambles Ltd.	171,963	840,615
Coca-Cola Amatil Ltd.	12,474	129,520
Commonwealth Bank of Australia	56,727	2,699,067
CSL Ltd.	46,629	1,398,869
Fortescue Metals Group Ltd.[a]	118,503	460,209
Foster’s Group Ltd.	339,471	1,770,083
Goodman Group	227,799	126,822
GPT Group	51,381	133,026
James Hardie Industries SEa	18,117	106,767
Macquarie Group Ltd.	29,403	990,155
Mirvac Group	108,405	130,027
National Australia Bank Ltd.	76,923	1,749,916
Newcrest Mining Ltd.	44,688	1,323,244
Orica Ltd.	57,337	1,307,989
OZ Minerals Ltd.[a]	128,007	142,530
QBE Insurance Group Ltd.	62,073	938,399
Rio Tinto Ltd.	32,435	2,073,236
Santos Ltd.	91,179	1,097,779
SP AusNet	150,579	109,049
Stockland Corp. Ltd.	54,351	186,473
Suncorp-Metway Ltd.	136,343	1,033,063
Telstra Corp. Ltd.	362,934	1,057,918
Transurban Group	34,155	138,516
Wesfarmers Ltd.	75,141	2,114,785
Westfield Group	96,228	1,063,618
Westpac Banking Corp.	108,405	2,354,226
Woodside Petroleum Ltd.	38,924	1,465,815
Woolworths Ltd.	66,825	1,560,123

Security	Shares	Value
WorleyParsons Ltd.	5,643	$118,207

		40,022,898

AUSTRIA – 0.20%
Erste Group Bank AG	21,384	857,920
IMMOFINANZ AGa	37,125	122,125
OMV AG	13,096	438,224
Telekom Austria AG	20,844	268,297
voestalpine AG	24,057	769,433

		2,455,999

BELGIUM – 0.33%
Ageas	61,479	169,240
Anheuser-Busch InBev NV	50,269	2,661,205
Groupe Bruxelles Lambert SA	12,474	969,217
KBC Groep NVa	4,752	209,872

		4,009,534

BRAZIL – 0.76%
BRF – Brasil Foods SA SP ADR	29,460	415,975
Companhia Siderurgica Nacional
SA SP ADR	56,528	949,105
Empresa Brasileira de
Aeronautica SA SP ADR	7,338	193,503
Gafisa SA SP ADR	15,521	234,988
Itau Unibanco Holding SA
SP ADR	172,353	3,858,984
Petroleo Brasileiro SA SP ADR	59,400	2,162,160
Vale SA SP ADR	52,276	1,453,273

		9,267,988

CANADA – 4.46%
Agnico-Eagle Mines Ltd.	2,673	149,046
Agrium Inc.	3,564	223,885
Bank of Montreal	32,670	1,994,236
Bank of Nova Scotia	44,550	2,231,501
Barrick Gold Corp.	50,193	2,059,475
Bombardier Inc. Class B	34,155	154,534
Brookfield Asset
Management Inc. Class A	48,411	1,211,744
Brookfield Properties Corp.	8,910	134,089
Cameco Corp.	40,095	1,019,163
Canadian Imperial Bank of Commerce	24,354	1,669,394
Canadian National Railway Co.	35,343	2,219,168

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Canadian Natural
Resources Ltd.	60,588	$2,082,446
Canadian Pacific Railway Ltd.	21,384	1,274,590
Canadian Tire Corp. Ltd. Class A	2,376	131,909
Cenovus Energy Inc.	30,104	846,168
Eldorado Gold Corp.	10,098	163,733
Enbridge Inc.	37,719	1,832,573
EnCana Corp.	30,298	924,575
Ensign Energy Services Inc.	10,098	124,221
First Quantum Minerals Ltd.	3,267	204,340
Fortis Inc.	4,752	134,954
Gildan Activewear Inc.[a]	4,752	145,935
Goldcorp Inc.	43,659	1,708,294
Husky Energy Inc.	30,888	757,542
IAMGOLD Corp.	54,648	860,085
Imperial Oil Ltd.	27,621	1,078,612
Inmet Mining Corp.	2,673	130,412
Ivanhoe Mines Ltd.[a]	33,264	585,862
Kinross Gold Corp.	60,291	987,533
Magna International Inc. Class A	3,564	264,821
Manulife Financial Corp.	67,122	1,064,880
National Bank of Canada	4,752	272,169
Nexen Inc.	47,817	991,206
Niko Resources Ltd.	1,485	159,869
Pacific Rubiales Energy Corp.[a]	8,613	206,220
Penn West Energy Trust	61,776	1,195,993
Potash Corp. of
Saskatchewan Inc.	14,850	1,551,540
Power Corp. of Canada	44,847	1,162,595
Red Back Mining Inc.[a]	7,128	180,077
Research In Motion Ltd.[a]	27,621	1,586,273
Rogers Communications Inc.
Class B	35,664	1,237,912
Royal Bank of Canada	53,757	2,803,851
Shaw Communications Inc.
Class B	70,983	1,390,783
Sherritt International Corp.	19,284	127,505
Silver Wheaton Corp.[a]	6,534	123,010
Sino-Forest Corp. Class Aa	8,613	132,379
SNC-Lavalin Group Inc.	31,185	1,407,027
Sun Life Financial Inc.	31,779	892,324
Suncor Energy Inc.	88,803	2,922,019
Talisman Energy Inc.	84,942	1,447,383

Security	Shares	Value
Teck Resources Ltd. Class B	42,174	$1,481,894
Thomson Reuters Corp.	17,007	634,739
Toronto-Dominion Bank (The)	35,640	2,531,601
TransCanada Corp.	38,313	1,351,436

		54,159,525

CHILE – 0.24%
Banco Santander Chile SA
SP ADR	2,697	223,878
LAN Airlines SA SP ADR[b]	112,057	2,674,801

		2,898,679

CHINA – 2.37%
Bank of China Ltd. Class H	3,564,000	1,881,732
Belle International Holdings Ltd.	297,000	458,194
China Communications
Construction Co. Ltd. Class H	594,000	560,695
China Construction Bank Corp.
Class H	2,673,000	2,268,405
China COSCO Holdings Co. Ltd.
Class Hb	594,000	665,491
China Dongxiang (Group)
Co. Ltd.	297,000	168,285
China Life Insurance Co. Ltd.
Class H	594,000	2,639,014
China Mengniu Dairy Co. Ltd.	297,000	923,655
China Merchants Bank Co. Ltd.
Class H	148,500	396,808
China Mobile Ltd.	297,000	3,004,269
China Petroleum &
Chemical Corp. Class H	1,188,000	957,694
China Shenhua Energy Co. Ltd.
Class H	297,000	1,143,573
China Shipping Container
Lines Co. Ltd. Class Ha	1,782,000	658,606
China Travel International
Investment Hong Kong Ltd.[b]	2,376,000	587,467
CNOOC Ltd.	1,188,000	2,001,061
CNPC (Hong Kong) Ltd.	594,000	774,111
Fosun International Ltd.[b]	742,500	567,962
Fushan International Energy
Group Ltd.[b]	594,000	342,689
GOME Electrical Appliances
Holdings Ltd.[a,b]	594,000	205,767

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Guangdong Investment Ltd.[b]	594,000	$297,558
Industrial and Commercial Bank of China Ltd. Class H	3,768,000	2,877,410
Lee & Man Paper Manufacturing Ltd.	297,000	218,388
Parkson Retail Group Ltd.	148,500	255,105
PetroChina Co. Ltd. Class H	1,188,000	1,347,810
Ping An Insurance (Group) Co. of China Ltd. Class Hc	179,500	1,487,473
Shimao Property Holdings Ltd.[b]	297,000	569,874
Sino-Ocean Land Holdings Ltd.	297,000	226,802
Tencent Holdings Ltd.	59,400	1,145,103
Want Want China Holdings Ltd.	297,000	232,539

		28,863,540

COLOMBIA – 0.07%
Bancolombia SA SP ADR	15,104	885,548

		885,548

CZECH REPUBLIC – 0.17%
CEZ AS	20,220	924,595
Komercni Banka AS	5,946	1,154,624

		2,079,219

DENMARK – 0.37%
Carlsberg A/S Class B	4,158	368,579
Danske Bank A/Sa	41,848	985,554
DSV A/S	10,692	190,677
Novo Nordisk A/S Class B	22,869	1,955,613
Novozymes A/S Class B	1,485	189,664
Vestas Wind Systems A/Sa	15,741	765,095

		4,455,182

EGYPT – 0.10%
Orascom Construction Industries Co. SP GDR[b]	14,956	635,630
Orascom Telecom Holding SAE SP GDR[d]	131,029	613,216

		1,248,846

FINLAND – 0.48%
Fortum OYJ	35,937	835,714
Metso OYJ	28,809	1,135,729
Nokia OYJ	120,285	1,111,838
Sampo OYJ Class A	57,321	1,400,209

Security	Shares	Value
UPM-Kymmene OYJ	90,882	$1,318,988

		5,802,478

FRANCE – 3.97%
Accor SA	20,196	653,969
Alcatel-Lucent[a]	259,875	777,684
ALSTOM	13,068	683,724
ArcelorMittal	41,580	1,267,046
AXA	61,182	1,127,468
BNP Paribas	41,283	2,834,928
Bouygues SA	20,790	877,561
Cap Gemini SA	23,760	1,130,459
Carrefour SA	26,136	1,202,816
Compagnie de Saint-Gobain	25,553	1,087,433
Compagnie Generale de Geophysique-Veritas[a]	33,561	648,198
Compagnie Generale des Etablissements Michelin Class B	16,038	1,221,481
Credit Agricole SA	73,109	1,001,040
Danone SA	27,665	1,551,246
Edenred SAa	20,060	352,811
Essilor International SA	23,760	1,485,817
France Telecom SA	80,784	1,691,293
GDF Suez	42,481	1,410,725
Lafarge SA	10,758	585,849
L’Air Liquide SA	12,343	1,388,869
L’Oreal SA	11,880	1,246,229
LVMH Moet Hennessy Louis Vuitton SA	13,959	1,702,553
Pernod Ricard SA	16,383	1,281,907
PPR SA	9,504	1,270,993
PSA Peugeot Citroen SAa	19,899	590,299
Renault SAa	18,414	821,289
Sanofi-Aventis	44,550	2,586,831
Schneider Electric SA	13,068	1,506,712
SES SA FDR	63,261	1,562,203
Societe Generale	23,463	1,352,158
Suez Environnement SA	16,649	309,738
Technip SA	17,820	1,186,332
Total SA	88,803	4,478,459
Unibail-Rodamco SE	5,940	1,171,629
Vallourec SA	13,662	1,329,752

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Veolia Environnement	18,711	$496,675
Vinci SA	21,978	1,063,714
Vivendi SA	53,163	1,277,515

		48,215,405

GERMANY – 3.06%
Adidas AG	25,542	1,382,955
Allianz SE Registered	21,087	2,447,768
BASF SE	32,670	1,907,224
Bayer AG	34,749	1,997,130
Bayerische Motoren Werke AG	28,215	1,518,494
Commerzbank AGa	71,874	649,844
Daimler AG Registered	47,520	2,561,487
Deutsche Bank AG Registered	25,839	1,804,339
Deutsche Boerse AG	10,989	769,081
Deutsche Post AG Registered	51,975	902,276
Deutsche Telekom AG Registered	114,048	1,531,878
E.ON AG	73,953	2,205,841
Fresenius Medical Care AG & Co. KGaA	29,106	1,596,592
HeidelbergCement AG	8,613	433,636
Infineon Technologies AGa	38,016	256,502
K+S AG	17,820	945,816
Linde AG	11,880	1,392,180
MAN SE	11,286	1,047,323
Merck KGaA	11,880	1,057,097
METRO AG	17,523	972,400
Muenchener Rueckversicherungs- Gesellschaft AG Registered	10,098	1,398,448
RWE AG	20,196	1,425,812
SAP AGb	45,144	2,060,829
Siemens AG Registered	41,283	4,022,467
ThyssenKrupp AG	31,185	925,095

		37,212,514

GREECE – 0.06%
National Bank of Greece SA SP ADR	268,245	777,910

		777,910

HONG KONG – 1.19%
Bank of East Asia Ltd. (The)	59,400	233,304
Cheung Kong (Holdings) Ltd.	297,000	3,589,442

Security	Shares	Value
Esprit Holdings Ltd.	120,716	$757,837
Hang Lung Properties Ltd.	297,000	1,239,189
Hang Seng Bank Ltd.	89,100	1,234,600
Henderson Land Development Co. Ltd.	297,000	1,849,222
Hong Kong and China Gas Co. Ltd. (The)	647,040	1,616,475
New World Development Co. Ltd.	297,000	530,863
Swire Pacific Ltd. Class A	148,500	1,805,239
Wharf (Holdings) Ltd. (The)	297,000	1,625,480

		14,481,651

HUNGARY – 0.12%
OTP Bank Nyrt[a,b]	26,862	644,729
Richter Gedeon Nyrt	4,196	856,087

		1,500,816

INDIA – 1.01%
Axis Bank Ltd. SP GDR[d]	16,848	492,804
Dr. Reddy’s Laboratories Ltd. SP ADR	13,209	381,872
HDFC Bank Ltd. SP ADR	14,379	2,366,496
ICICI Bank Ltd. SP ADR	45,407	1,766,786
Infosys Technologies Ltd. SP ADR	41,337	2,500,062
Larsen & Toubro Ltd. SP GDR[d]	12,781	490,790
Reliance Industries Ltd. SP GDR[e]	45,744	1,994,438
Satyam Computer Services Ltd. SP ADR[a]	22,514	111,444
Sterlite Industries (India) Ltd. SP ADR	33,922	512,561
Tata Motors Ltd. SP ADR[b]	18,795	355,413
Wipro Ltd. SP ADR	97,525	1,326,340

		12,299,006

INDONESIA – 0.45%
PT Aneka Tambang Tbk	1,039,500	243,946
PT Astra International Tbk	297,000	1,682,729
PT Bank Central Asia Tbk	2,376,000	1,579,840
PT Bank Danamon Indonesia Tbk	297,000	177,566
PT Bank Mandiri Tbk	297,000	199,140

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
PT Bank Negara Indonesia (Persero) Tbk	445,500	$150,599
PT Bank Rakyat Indonesia Tbk	148,500	164,290
PT Bumi Resources Tbk	594,000	114,173
PT Indocement Tunggal Prakarsa Tbk	148,500	280,455
PT Indofood Sukses Makmur Tbk	445,500	230,255
PT International Nickel Indonesia Tbk	297,000	136,908
PT Perusahaan Gas Negara Tbk	445,500	201,629
PT Semen Gresik (Persero) Tbk	148,500	153,503
PT Telekomunikasi Indonesia Tbk	148,500	140,227

		5,455,260

IRELAND – 0.08%
CRH PLC	23,166	483,796
Elan Corp. PLC[a]	59,994	281,377
Kerry Group PLC Class A	4,455	141,617

		906,790

ISRAEL – 0.30%
Israel Chemicals Ltd.	65,713	815,220
Teva Pharmaceutical Industries Ltd.	59,103	2,870,337

		3,685,557

ITALY – 1.15%
Assicurazioni Generali SpA	34,629	697,473
Atlantia SpA	37,968	743,455
Banco Popolare SpA	96,690	616,612
Enel SpA	249,545	1,224,841
Eni SpA	80,041	1,636,113
Fiat SpA	11,286	144,534
Finmeccanica SpA	81,576	895,917
Intesa Sanpaolo SpA	165,345	547,145
Mediobanca SpA[a]	111,672	1,003,855
Saipem SpA	35,754	1,285,617
Snam Rete Gas SpA	445,203	2,089,488
Telecom Italia SpA	579,250	737,667
UniCredit SpA	531,072	1,487,543
Unione di Banche Italiane ScpA	83,371	894,451

		14,004,711

Security	Shares	Value
JAPAN – 8.91%
Acom Co. Ltd.	32,670	$569,633
AEON Co. Ltd.	118,800	1,268,059
AEON Credit Service Co. Ltd.	89,100	891,411
Aisin Seiki Co. Ltd.	29,700	827,666
Asahi Breweries Ltd.	59,400	1,049,405
Astellas Pharma Inc.	59,400	2,009,017
Bank of Yokohama Ltd. (The)	297,000	1,367,447
Bridgestone Corp.	61,600	1,099,645
Canon Inc.	59,400	2,580,672
Casio Computer Co. Ltd.	29,700	213,514
Chubu Electric Power Co. Inc.	59,400	1,468,207
Chugoku Electric Power Co. Inc. (The)	29,700	614,495
Dai-ichi Life Insurance Co. Ltd. (The)	297	420,173
Daiichi Sankyo Co. Ltd.	59,400	1,102,869
Daikin Industries Ltd.	29,700	1,098,413
Denso Corp.	59,400	1,697,828
Dowa Holdings Co. Ltd.	297,000	1,559,370
East Japan Railway Co.	29,700	1,908,943
Eisai Co. Ltd.	59,400	2,020,669
FUJIFILM Holdings Corp.	59,400	1,850,681
Fujitsu Ltd.	297,000	2,107,720
Hitachi Ltd.[a]	299,000	1,214,493
Honda Motor Co. Ltd.	59,400	1,856,850
Hoya Corp.	59,400	1,409,259
ITOCHU Corp.	29,700	230,992
Japan Prime Realty Investment Corp.	297	668,301
JFE Holdings Inc.	29,700	916,772
JX Holdings Inc.	224,280	1,211,205
Kansai Electric Power Co. Inc. (The)	89,100	2,152,959
Kobe Steel Ltd.	594,000	1,240,642
Komatsu Ltd.	89,100	1,867,131
Kyocera Corp.	29,700	2,642,361
Marubeni Corp.	297,000	1,590,215
Mitsubishi Chemical Holdings Corp.	297,000	1,528,525
Mitsubishi Corp.	59,400	1,281,082
Mitsubishi Heavy Industries Ltd.	297,000	1,110,408
Mitsubishi Motors Corp.[a]	594,000	774,544

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Mitsubishi UFJ Financial Group Inc.	623,700	$3,087,553
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,760	833,492
Mitsui & Co. Ltd.	59,400	759,465
Mitsui Mining & Smelting Co. Ltd.	297,000	808,816
Mizuho Financial Group Inc.	831,800	1,353,379
Murata Manufacturing Co. Ltd.	29,700	1,463,409
NEC Corp.	394,000	1,059,335
Nippon Steel Corp.	297,000	1,011,020
Nippon Telegraph and Telephone Corp.	30,800	1,275,929
Nishi-Nippon City Bank Ltd. (The)	297,000	863,651
Nissan Motor Co. Ltd.[a]	178,200	1,365,391
Nitto Denko Corp.	29,700	1,026,100
Nomura Holdings Inc.	207,900	1,153,934
NTT DoCoMo Inc.	891	1,413,714
ORIX Corp.	11,880	932,195
Panasonic Corp.	59,400	782,769
Rakuten Inc.	297	226,880
Resona Holdings Inc.	29,700	325,240
Sapporo Hokuyo Holdings Inc.	118,800	562,059
SBI Holdings Inc.	4,455	590,676
Secom Co. Ltd.	29,700	1,358,879
Seven & I Holdings Co. Ltd.	59,400	1,418,170
Shin-Etsu Chemical Co. Ltd.	29,700	1,475,404
SoftBank Corp.	59,400	1,771,856
Sony Corp.	59,400	1,854,108
Sumitomo Chemical Co. Ltd.	297,000	1,285,195
Sumitomo Corp.	118,800	1,258,463
Sumitomo Electric Industries Ltd.	118,800	1,384,583
Sumitomo Metal Industries Ltd.	594,000	1,432,564
Sumitomo Mitsui Financial Group Inc.	59,400	1,834,230
Sumitomo Trust and Banking Co. Ltd. (The)	297,000	1,648,477
Suzuki Motor Corp.	59,400	1,240,642
T&D Holdings Inc.	44,550	973,150
Takeda Pharmaceutical Co. Ltd.	29,700	1,358,879
TDK Corp.	29,700	1,785,564

Security	Shares	Value
Terumo Corp.	29,700	$1,554,229
Tokio Marine Holdings Inc.	59,400	1,621,745
Tokyo Electric Power Co. Inc. (The)	59,400	1,626,543
Tokyo Electron Ltd.	29,700	1,590,215
Toray Industries Inc.	297,000	1,586,788
Toshiba Corp.[a]	297,000	1,549,088
Toyota Motor Corp.	148,500	5,226,460
USS Co. Ltd.	2,970	222,767
Yamada Denki Co. Ltd.	14,850	1,000,739

		108,375,321

MEXICO – 0.55%
America Movil SAB de CV Series L	534,600	1,325,227
Cemex SAB de CV CPO[a,b]	625,898	594,273
Fomento Economico Mexicano SAB de CV BD Units	237,600	1,162,000
Grupo Mexico SAB de CV Series B	59,400	158,151
Grupo Televisa SA CPO	326,700	1,248,784
Telefonos de Mexico SAB de CV Series Lb	920,700	672,389
Wal-Mart de Mexico SAB de CV Series V	653,400	1,519,944

		6,680,768

NETHERLANDS – 1.30%
AEGON NVa	110,484	664,420
Akzo Nobel NV	20,196	1,189,405
Heineken NV	26,136	1,182,556
ING Groep NV CVA[a]	170,603	1,640,290
Koninklijke Ahold NV	106,029	1,360,626
Koninklijke DSM NV	26,136	1,239,930
Koninklijke KPN NV	87,021	1,210,802
Koninklijke Philips Electronics NV	62,964	1,961,325
Reed Elsevier NV	89,991	1,164,196
TNT NV	42,798	1,276,841
Unilever NV CVA	63,466	1,866,580
Wolters Kluwer NV	54,648	1,102,105

		15,859,076

NORWAY – 0.34%
DnB NOR ASA	97,640	1,213,004

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Orkla ASA	141,244	$1,172,130
Statoil ASA	32,078	648,606
Telenor ASA	68,728	1,060,914

		4,094,654

PERU – 0.15%
Compania de Minas Buenaventura SA SP ADR	27,324	1,054,980
Credicorp Ltd.	4,455	435,343
Southern Copper Corp.	9,504	298,521

		1,788,844

PHILIPPINE ISLANDS – 0.12%
Banco de Oro Unibank Inc.	178,200	182,699
Bank of the Philippine Islands	178,200	185,438
Jollibee Foods Corp.	118,800	202,130
Manila Electric Co.	32,670	133,190
Metropolitan Bank & Trust Co.	207,900	273,853
Philippine Long Distance Telephone Co.	5,940	315,583
SM Prime Holdings Inc.	594,000	138,231

		1,431,124

POLAND – 0.14%
Bank Handlowy w Warszawie SA	5,346	134,525
Bank Millennium SAa	80,487	122,359
Bank Pekao SA	2,376	126,771
Cyfrowy Polsat SA	25,542	122,642
Getin Holding SAa	37,719	126,102
Globe Trade Centre SAa	16,038	125,823
ING Bank Slaski SAa	594	151,212
Kernel Holding SAa	6,237	127,911
KGHM Polska Miedz SA	7,722	268,218
PBG SA	1,782	133,364
Powszechna Kasa Oszczednosci Bank Polski SA	9,801	125,069
TVN SA	22,572	130,793

		1,694,789

PORTUGAL – 0.13%
BRISA – Auto-estradas de Portugal SA	106,326	693,993
Energias de Portugal SA	257,721	847,120

		1,541,113

Security	Shares	Value
RUSSIA – 0.91%
JSC MMC Norilsk Nickel SP ADR	32,711	$537,769
LUKOIL SP ADR	29,632	1,689,024
Magnit OJSC SP GDR[a,d]	9,504	201,010
Mobile TeleSystems SP ADR	46,332	1,028,570
OAO Gazprom SP ADR	140,205	3,025,624
OAO NovaTek SP GDR[d]	9,801	735,075
OAO Tatneft SP ADR	24,528	758,160
Rushydro SP ADR[a]	33,366	174,171
Sberbank GDR[d]	3,270	962,795
Surgutneftegaz SP ADR	112,228	1,137,992
Uralkali SP GDR[d]	22,275	468,220
Wimm-Bill-Dann Foods OJSC SP ADR	15,147	299,153

		11,017,563

SINGAPORE – 0.63%
CapitaLand Ltd.	594,000	1,730,161
Keppel Corp. Ltd.	298,000	2,047,236
Neptune Orient Lines Ltd.[b]	594,000	895,664
Singapore Exchange Ltd.	297,000	1,673,362
Singapore Telecommunications Ltd.	594,000	1,363,157

		7,709,580

SOUTH AFRICA – 0.97%
AngloGold Ashanti Ltd.	5,346	215,778
FirstRand Ltd.	483,219	1,339,739
Gold Fields Ltd.	66,528	895,839
Impala Platinum Holdings Ltd.	38,907	1,052,020
MTN Group Ltd.	80,598	1,290,552
Naspers Ltd. Class N	44,253	1,884,318
Sanlam Ltd.	573,507	1,964,614
Sasol Ltd.	29,997	1,186,935
Standard Bank Group Ltd.	128,898	2,003,056

		11,832,851

SOUTH KOREA – 1.52%
KB Financial Group Inc. SP ADR	43,212	1,848,609
Korea Electric Power Corp. SP ADR[a]	150,165	2,115,825
KT Corp. SP ADR	84,801	1,598,499
LG Display Co. Ltd. SP ADR[b]	86,860	1,335,038
POSCO SP ADR	24,057	2,502,169

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Samsung Electronics Co. Ltd. SP GDR[d]	14,850	$5,123,250
Shinhan Financial Group Co. Ltd. SP ADR	31,186	2,580,018
SK Telecom Co. Ltd. SP ADR	83,160	1,362,161

		18,465,569

SPAIN – 1.59%
Acciona SA	6,237	549,613
Actividades de Construcciones y Servicios SA	35,640	1,545,714
Banco Bilbao Vizcaya Argentaria SA	190,089	2,559,442
Banco de Sabadell SAb	190,593	1,083,601
Banco Popular Espanol SA	145,499	966,736
Banco Santander SA	319,333	4,147,373
Gamesa Corporacion Tecnologica SA	48,114	419,850
Iberdrola SA	189,783	1,338,855
Industria de Diseno Textil SA	26,730	1,767,310
Repsol YPF SA	65,043	1,534,182
Telefonica SA	151,767	3,444,318

		19,356,994

SWEDEN – 1.17%
Atlas Copco AB Class A	96,822	1,581,615
Boliden AB	10,989	130,489
Hennes & Mauritz AB Class B	55,242	1,737,547
Nordea Bank AB	165,146	1,649,233
Sandvik AB	95,040	1,225,835
Scania AB Class B	68,904	1,268,526
Skandinaviska Enskilda Banken AB Class A	21,978	151,055
Svenska Handelsbanken AB Class A	52,866	1,515,106
Swedbank AB Class Aa	16,632	189,906
Telefonaktiebolaget LM Ericsson Class B	174,047	1,918,676
TeliaSonera AB	203,148	1,468,167
Volvo AB Class B	109,890	1,367,213

		14,203,368

SWITZERLAND – 2.82%
ABB Ltd. Registered[a]	109,114	2,192,188
Adecco SA Registered	25,890	1,313,987

Security	Shares	Value
Aryzta AG	3,564	$145,115
Compagnie Financiere Richemont SA Class A Bearer Units	28,826	1,119,978
Credit Suisse Group AG Registered	49,938	2,264,333
GAM Holding AG	21,996	253,335
Geberit AG Registered	891	145,030
Givaudan SA Registered	297	272,516
Holcim Ltd. Registered	24,418	1,624,366
Julius Baer Group Ltd.	17,244	600,759
Lindt & Spruengli AG Participation Certificates	594	1,330,787
Nestle SA Registered	154,737	7,616,684
Novartis AG Registered	85,239	4,118,357
Roche Holding AG Genusschein	34,452	4,461,884
Swatch Group AG (The) Bearer	891	274,730
Swiss Reinsurance Co. Registered	19,971	915,850
Syngenta AG Registered	5,113	1,124,005
UBS AG Registered[a]	173,151	2,945,842
Zurich Financial Services AG Registered	6,651	1,546,020

		34,265,766
TAIWAN – 1.28%
Advanced Semiconductor Engineering Inc. SP ADR	196,893	746,224
AU Optronics Corp. SP ADR[b]	161,584	1,535,048
Chunghwa Telecom Co. Ltd. SP ADR	162,517	3,437,235
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	282,225	2,381,472
Siliconware Precision Industries Co. Ltd. SP ADR	250,748	1,223,650
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	454,518	4,590,632
United Microelectronics Corp. SP ADR	536,706	1,626,219

		15,540,480
THAILAND – 0.26%
Bangkok Bank PCL NVDR	328,180	1,387,965

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
BEC World PCL NVDR	178,200	$165,639
Charoen Pokphand Foods PCL NVDR	237,600	177,418
Glow Energy PCL NVDR	118,800	148,155
Kasikornbank PCL NVDR	419,123	1,298,600

		3,177,777

TURKEY – 0.23%
Akbank TAS	34,452	190,955
Anadolu Efes Biracilik ve Malt Sanayii AS	11,880	149,831
Arcelik AS	29,700	146,874
Asya Katilim Bankasi AS	372,051	928,584
BIM Birlesik Magazalar AS	4,752	145,888
Coca-Cola Icecek AS	12,474	129,998
Dogan Sirketler Grubu Holdings AS	142,048	102,776
Turk Hava Yollari Anonim Ortakligi	63,453	183,641
Turkiye Garanti Bankasi AS	70,389	364,444
Turkiye Halk Bankasi AS	16,632	134,690
Turkiye Is Bankasi AS	36,828	138,120
Turkiye Vakiflar Bankasi TAO	51,678	139,958

		2,755,759

UNITED KINGDOM – 8.58%
3i Group PLC	147,609	656,755
Anglo American PLC[a]	51,841	2,049,596
AstraZeneca PLC	72,765	3,689,936
Aviva PLC	138,699	776,332
BAE Systems PLC	199,584	976,464
Barclays PLC	577,665	3,010,779
BG Group PLC	152,658	2,442,179
BHP Billiton PLC	102,181	3,122,901
BP PLC	886,545	5,636,283
British American Tobacco PLC	74,257	2,551,488
British Land Co. PLC	126,522	915,039
British Sky Broadcasting Group PLC	136,917	1,524,567
BT Group PLC	380,160	846,614
Carnival PLC	24,948	898,634
Centrica PLC	355,212	1,690,588
Compass Group PLC	194,238	1,612,240
Diageo PLC	101,574	1,760,961

Security	Shares	Value
Experian PLC	170,478	$1,675,335
GlaxoSmithKline PLC	231,363	4,025,571
HSBC Holdings PLC	803,112	8,125,089
Imperial Tobacco Group PLC	45,144	1,275,428
International Power PLC	191,268	1,072,370
J Sainsbury PLC	162,162	872,613
Johnson Matthey PLC	38,016	1,006,768
Land Securities Group PLC	82,892	795,130
Legal & General Group PLC	530,739	744,331
Lloyds Banking Group PLC[a]	1,800,414	1,952,875
Lonmin PLC[a]	19,086	469,282
Man Group PLC	139,293	474,033
Marks & Spencer Group PLC	171,369	924,304
National Grid PLC	183,871	1,467,158
Old Mutual PLC	572,616	1,083,303
Pearson PLC	106,920	1,656,892
Prudential PLC	129,195	1,121,932
Reckitt Benckiser Group PLC	27,324	1,337,254
Reed Elsevier PLC	135,729	1,173,360
Rio Tinto PLC	75,796	3,922,577
Rolls-Royce Group PLC[a]	176,715	1,605,169
Royal Bank of Scotland Group PLC[a]	521,829	408,291
Royal Dutch Shell PLC Class A	163,053	4,480,244
Royal Dutch Shell PLC Class B	117,315	3,085,695
SABMiller PLC	68,904	2,086,990
Scottish & Southern Energy PLC	61,182	1,061,654
Shire PLC	72,468	1,651,311
Smith & Nephew PLC	89,397	776,326
Standard Chartered PLC	92,664	2,673,130
Standard Life PLC	280,665	888,769
Tesco PLC	362,637	2,218,602
Tomkins PLC	285,120	1,446,746
Tullow Oil PLC	7,722	148,870
Unilever PLC	66,528	1,886,872
Vodafone Group PLC	2,563,110	5,970,954
Wm Morrison Supermarkets PLC	216,810	899,797
Wolseley PLC[a]	27,970	629,899
WPP PLC	131,868	1,399,163
Xstrata PLC	104,400	1,660,351

		104,315,794

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
UNITED STATES – 42.42%
3M Co.	33,561	$2,870,808
Abbott Laboratories	68,607	3,367,232
Accenture PLC Class A	43,956	1,742,416
ACE Ltd.	25,839	1,371,534
Adobe Systems Inc.[a]	43,956	1,262,416
Advanced Micro Devices Inc.[a,b]	14,850	111,226
AES Corp. (The)[a]	79,596	820,635
Aetna Inc.	29,403	818,874
Aflac Inc.	24,057	1,183,363
Air Products and Chemicals Inc.	16,038	1,164,038
Akamai Technologies Inc.[a]	5,049	193,680
Alcoa Inc.	49,302	550,703
Allergan Inc.	23,166	1,414,516
Allstate Corp. (The)	32,670	922,601
Altria Group Inc.	106,326	2,356,184
Amazon.com Inc.[a]	20,196	2,380,906
American Electric Power Co. Inc.	35,343	1,271,641
American Express Co.	42,768	1,909,164
American International Group Inc.[a,b]	3,564	137,107
American Tower Corp. Class Aa	38,610	1,785,326
Ameriprise Financial Inc.	25,245	1,070,136
Amgen Inc.[a]	56,727	3,093,323
Anadarko Petroleum Corp.	25,839	1,270,245
Apache Corp.	17,523	1,674,848
Apollo Group Inc. Class Aa	13,068	602,827
Apple Inc.[a]	45,738	11,766,100
Applied Materials Inc.	84,348	995,306
Archer-Daniels-Midland Co.	34,155	934,481
AT&T Inc.	277,992	7,211,112
Automatic Data Processing Inc.	37,719	1,556,663
AvalonBay Communities Inc.	1,485	156,059
Avon Products Inc.	38,313	1,192,684
Baker Hughes Inc.	21,978	1,060,878
Bank of America Corp.	481,140	6,755,206
Bank of New York Mellon Corp. (The)	51,678	1,295,567
Baxter International Inc.	29,403	1,286,969
BB&T Corp.	45,738	1,135,675
Becton, Dickinson and Co.	15,741	1,082,981
Bed Bath & Beyond Inc.[a]	37,125	1,406,295

Security	Shares	Value
Berkshire Hathaway Inc. Class Ba	24,243	$1,893,863
Best Buy Co. Inc.	29,116	1,009,161
Biogen Idec Inc.[a]	23,463	1,311,112
Boeing Co. (The)	35,937	2,448,747
Boston Properties Inc.	9,608	786,895
Boston Scientific Corp.[a]	98,307	550,519
Bristol-Myers Squibb Co.	91,643	2,283,744
Broadcom Corp. Class A	6,237	224,719
Bunge Ltd.	2,376	117,968
C.H. Robinson Worldwide Inc.	27,324	1,781,525
C.R. Bard Inc.	11,286	886,290
CA Inc.	64,449	1,260,622
Cablevision NY Group Class A	5,049	138,393
Calpine Corp.[a]	11,880	160,380
Capital One Financial Corp.	28,215	1,194,341
Cardinal Health Inc.	24,651	795,488
CareFusion Corp.[a]	12,249	258,087
CarMax Inc.[a]	5,346	112,801
Carnival Corp.	36,531	1,266,895
Caterpillar Inc.	26,433	1,843,702
CBS Corp. Class B NVS	59,103	873,542
Celgene Corp.[a]	26,730	1,474,159
Charles Schwab Corp. (The)	75,141	1,111,335
Chesapeake Energy Corp.	35,343	743,263
Chevron Corp.	99,198	7,559,880
Chubb Corp.	28,512	1,500,587
Church & Dwight Co. Inc.	4,752	314,915
CIGNA Corp.	21,087	648,636
Cisco Systems Inc.[a]	286,308	6,605,126
CIT Group Inc.[a]	29,700	1,079,892
Citigroup Inc.[a]	1,072,245	4,396,204
Cliffs Natural Resources Inc.	5,346	302,423
Clorox Co. (The)	5,049	327,579
CME Group Inc.	2,970	828,036
Coach Inc.	36,234	1,339,571
Coca-Cola Co. (The)	91,773	5,057,610
Coca-Cola Enterprises Inc.	5,940	170,478
Cognizant Technology Solutions Corp. Class Aa	32,373	1,766,271
Colgate-Palmolive Co.	26,730	2,111,135
Comcast Corp. Class A	57,618	1,121,822
Comerica Inc.	6,060	232,462

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
ConAgra Foods Inc.	66,825	$1,569,051
ConocoPhillips	75,141	4,149,286
CONSOL Energy Inc.	15,526	581,914
Consolidated Edison Inc.	11,583	534,208
Constellation Energy Group Inc.	18,117	572,497
Cooper Industries PLC[b]	20,296	916,364
Corning Inc.	85,239	1,544,531
Costco Wholesale Corp.	23,166	1,313,744
Coventry Health Care Inc.[a]	20,196	400,487
Covidien PLC	34,749	1,296,833
Cree Inc.[a]	2,376	168,316
Crown Castle International Corp.[a]	10,395	410,706
CSX Corp.	30,591	1,612,758
Cummins Inc.	5,049	401,951
CVS Caremark Corp.	68,310	2,096,434
D.R. Horton Inc.	9,504	104,734
Danaher Corp.	39,204	1,505,826
Deere & Co.	18,414	1,227,846
Dell Inc.[a]	104,544	1,384,163
Delta Air Lines Inc.[a]	27,324	324,609
Devon Energy Corp.	21,681	1,354,846
DIRECTV Class Aa	60,291	2,240,414
Discover Financial Services	8,613	131,520
Dollar Tree Inc.[a]	4,455	197,446
Dominion Resources Inc.	35,640	1,496,524
Dover Corp.	35,937	1,723,898
Dow Chemical Co. (The)	47,817	1,306,839
Dr Pepper Snapple Group Inc.	19,602	736,055
Duke Energy Corp.	85,239	1,457,587
E.I. du Pont de Nemours and Co.	41,283	1,678,980
Eaton Corp.	18,711	1,468,065
eBay Inc.[a]	56,133	1,173,741
Edison International	28,512	945,173
El Paso Corp.	93,555	1,152,598
Electronic Arts Inc.[a]	30,591	487,315
Eli Lilly and Co.	47,817	1,702,285
EMC Corp.[a]	118,206	2,339,297
Emerson Electric Co.	28,215	1,397,771
Entergy Corp.	13,662	1,058,942
EOG Resources Inc.	15,147	1,476,832
Equity Residential	33,703	1,545,283

Security	Shares	Value
Exelon Corp.	25,839	$1,080,845
Expeditors International of Washington Inc.	35,343	1,507,026
Express Scripts Inc.[a]	35,640	1,610,215
Exxon Mobil Corp.	250,567	14,953,839
F5 Networks Inc.[a]	3,861	339,112
Family Dollar Stores Inc.	4,158	171,933
FedEx Corp.	16,929	1,397,489
Fifth Third Bancorp	55,242	702,126
FirstEnergy Corp.	20,790	783,783
Fluor Corp.	20,790	1,003,949
FMC Technologies Inc.[a]	2,079	131,559
Ford Motor Co.[a,b]	150,876	1,926,687
Fortune Brands Inc.	2,673	117,291
Franklin Resources Inc.	14,850	1,493,613
Freeport-McMoRan Copper & Gold Inc.	21,681	1,551,059
Frontier Communications Corp.	44,847	342,631
Gap Inc. (The)	64,746	1,172,550
General Dynamics Corp.	17,523	1,073,284
General Electric Co.	487,080	7,851,730
General Mills Inc.	54,648	1,868,962
Genworth Financial Inc. Class Aa	18,414	250,062
Genzyme Corp.[a]	20,196	1,404,834
Gilead Sciences Inc.[a]	45,738	1,523,990
Goldman Sachs Group Inc. (The)	23,322	3,517,424
Google Inc. Class Aa	11,880	5,760,018
H.J. Heinz Co.	36,828	1,638,109
Halliburton Co.	48,411	1,446,521
Harley-Davidson Inc.	6,534	177,921
Harris Corp.	2,673	119,029
Hartford Financial Services Group Inc. (The)	20,292	475,036
HCP Inc.	4,455	158,019
Hess Corp.	16,335	875,393
Hewlett-Packard Co.	118,800	5,469,552
Home Depot Inc. (The)	85,536	2,438,631
Honeywell International Inc.	31,185	1,336,589
Host Hotels & Resorts Inc.	20,493	293,870
Human Genome Sciences Inc.[a]	7,128	184,900
Humana Inc.[a]	15,915	748,323
Illinois Tool Works Inc.	30,591	1,330,708

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
Ingersoll-Rand PLC	34,464	$1,291,021
Intel Corp.	290,466	5,983,600
International Business Machines Corp.	60,291	7,741,364
International Game Technology	37,857	576,941
International Paper Co.	41,877	1,013,423
Intuit Inc.[a]	47,520	1,888,920
Intuitive Surgical Inc.[a]	594	195,052
ITT Corp.	25,839	1,217,534
J.C. Penney Co. Inc.	30,294	746,141
J.M. Smucker Co. (The)	5,049	310,160
Jacobs Engineering Group Inc.[a]	19,305	705,984
Johnson & Johnson	116,424	6,763,070
Johnson Controls Inc.	44,253	1,274,929
JPMorgan Chase & Co.	182,655	7,357,343
Juniper Networks Inc.[a]	51,381	1,427,364
Kellogg Co.	28,512	1,427,026
KeyCorp	30,591	258,800
Kimberly-Clark Corp.	24,057	1,542,535
Kimco Realty Corp.	9,207	138,749
Kohl’s Corp.[a]	28,512	1,359,737
Kraft Foods Inc. Class A	70,694	2,064,972
Kroger Co. (The)	53,757	1,138,573
L-3 Communications Holdings Inc.	13,662	997,872
Laboratory Corp. of America Holdings[a]	12,771	932,028
Las Vegas Sands Corp.[a,b]	13,068	351,006
Legg Mason Inc.	21,384	617,784
Level 3 Communications Inc.[a]	217,404	245,667
Liberty Media Corp. – Liberty Interactive Group Series Aa	19,602	221,895
Limited Brands Inc.	7,722	197,992
Lincoln National Corp.	21,384	556,839
Lockheed Martin Corp.	16,335	1,227,575
Lowe’s Companies Inc.	78,705	1,632,342
M&T Bank Corp.[b]	1,485	129,700
Macerich Co. (The)	4,752	196,970
Macy’s Inc.	42,768	797,623
Marathon Oil Corp.	39,501	1,321,308
Marriott International Inc. Class A	38,113	1,292,412

Security	Shares	Value
Marsh & McLennan Companies Inc.	59,400	$1,397,088
Marshall & Ilsley Corp.	17,226	121,099
Masco Corp.	8,316	85,488
MasterCard Inc. Class A	3,416	717,497
Mattel Inc.	5,346	113,121
McDonald’s Corp.	50,193	3,499,958
McGraw-Hill Companies Inc. (The)	37,125	1,139,366
McKesson Corp.	20,493	1,287,370
Mead Johnson Nutrition Co. Class A	17,901	951,259
Medco Health Solutions Inc.[a]	29,403	1,411,344
Medtronic Inc.	52,866	1,954,456
MEMC Electronic Materials Inc.[a,b]	32,076	306,647
Merck & Co. Inc.	159,489	5,495,991
MetLife Inc.	26,439	1,112,024
MGM MIRAGE[a]	9,801	106,439
Micron Technology Inc.[a]	21,681	157,838
Microsoft Corp.	401,841	10,371,516
Monsanto Co.	24,354	1,408,635
Moody’s Corp.	33,264	783,367
Morgan Stanley	56,620	1,528,174
Motorola Inc.[a]	160,677	1,203,471
Murphy Oil Corp.	19,305	1,056,949
National Oilwell Varco Inc.	24,948	976,964
NetApp Inc.[a]	3,564	150,757
Netflix Inc.[a,b]	2,376	243,659
New York Community Bancorp Inc.	8,316	143,534
Newell Rubbermaid Inc.	7,128	110,484
Newmont Mining Corp.	34,155	1,909,264
News Corp. Class A NVS	79,002	1,030,976
NextEra Energy Inc.	22,869	1,196,049
NII Holdings Inc.[a]	5,940	222,512
Nike Inc. Class B	24,057	1,771,557
Noble Corp.[a]	28,809	936,292
Noble Energy Inc.	19,008	1,274,676
Nordstrom Inc.	3,861	131,274
Norfolk Southern Corp.	27,324	1,537,521
Northern Trust Corp.	20,595	967,759
Northrop Grumman Corp.	18,414	1,079,797

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
NRG Energy Inc.[a]	37,178	$843,197
NSTAR	8,316	309,023
Nucor Corp.	24,057	941,591
NVIDIA Corp.[a]	54,973	505,202
Occidental Petroleum Corp.	39,798	3,101,458
Omnicom Group Inc.	32,373	1,206,218
Oracle Corp.	192,753	4,556,681
O’Reilly Automotive Inc.[a]	3,267	160,998
Owens-Illinois Inc.[a]	27,324	755,509
PACCAR Inc.	35,640	1,633,025
Pactiv Corp.[a]	3,861	117,452
Parker Hannifin Corp.	22,275	1,383,723
Paychex Inc.	45,144	1,173,293
Peabody Energy Corp.	26,730	1,206,859
PepsiCo Inc.	70,686	4,588,228
Pfizer Inc.	402,435	6,036,525
PG&E Corp.	39,204	1,740,658
Philip Morris International Inc.	103,356	5,275,290
Pioneer Natural Resources Co.	2,079	120,416
PNC Financial Services Group Inc. (The)[f]	29,428	1,747,729
PPL Corp.	30,888	842,934
Praxair Inc.	18,117	1,572,918
Precision Castparts Corp.	12,474	1,524,198
Priceline.com Inc.[a]	1,782	399,881
Principal Financial Group Inc.	26,433	676,949
Procter & Gamble Co. (The)	139,293	8,519,160
Progressive Corp. (The)	82,566	1,621,596
ProLogis	13,662	148,369
Prudential Financial Inc.	20,493	1,174,044
Public Service Enterprise Group Inc.	31,779	1,045,529
Public Storage	19,899	1,952,490
Pulte Homes Inc.[a]	10,692	93,876
QEP Resources Inc.[a]	24,651	848,487
QUALCOMM Inc.	85,536	3,257,211
Quest Diagnostics Inc.	16,929	795,494
Qwest Communications International Inc.	52,272	295,860
Raytheon Co.	23,166	1,071,891
Regions Financial Corp.	46,926	343,968
Republic Services Inc.	4,455	141,936
Reynolds American Inc.	22,869	1,322,286

Security	Shares	Value
Safeway Inc.	47,520	$976,061
Salesforce.com Inc.[a]	2,673	264,493
SanDisk Corp.[a]	17,226	752,776
Sara Lee Corp.	10,395	153,742
SBA Communications Corp. Class Aa	8,910	322,364
Schlumberger Ltd.	58,212	3,472,928
Seagate Technology PLC[a]	44,847	562,830
Sempra Energy	27,027	1,344,593
Simon Property Group Inc.	18,119	1,616,577
SLM Corp.[a]	50,574	606,888
Smith International Inc.	24,651	1,022,523
Southern Co.	42,471	1,500,500
Southwestern Energy Co.[a]	27,621	1,006,785
Spectra Energy Corp.	66,528	1,383,117
Sprint Nextel Corp.[a]	171,963	785,871
St. Jude Medical Inc.[a]	27,918	1,026,545
Staples Inc.	59,702	1,213,742
Starbucks Corp.	64,746	1,608,938
Starwood Hotels & Resorts Worldwide Inc.	20,196	978,496
State Street Corp.	21,681	843,825
Stryker Corp.	21,681	1,009,684
SunTrust Banks Inc.	32,967	855,494
Symantec Corp.[a]	73,062	947,614
T. Rowe Price Group Inc.	30,018	1,447,768
Target Corp.	38,907	1,996,707
Texas Instruments Inc.	77,220	1,906,562
Textron Inc.[b]	24,948	517,920
TFS Financial Corp.	19,602	244,241
Thermo Fisher Scientific Inc.[a]	26,136	1,172,461
Tiffany & Co.	2,673	112,453
Time Warner Cable Inc.	14,277	816,216
Time Warner Inc.	57,063	1,795,202
TJX Companies Inc. (The)	45,144	1,874,379
Transocean Ltd.[a]	16,335	754,840
Travelers Companies Inc. (The)	31,185	1,573,283
Tyco Electronics Ltd.	39,204	1,058,508
Tyco International Ltd.	37,422	1,432,514
Tyson Foods Inc. Class A	6,831	119,611
U.S. Bancorp	83,160	1,987,524
Ultra Petroleum Corp.[a]	18,117	767,617
Union Pacific Corp.	26,730	1,995,929

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value
United Parcel Service Inc. Class B	26,730	$1,737,450
United States Steel Corp.	13,959	618,802
United Technologies Corp.	32,373	2,301,720
UnitedHealth Group Inc.	60,350	1,837,657
Valero Energy Corp.	36,234	615,616
Varian Medical Systems Inc.[a]	18,414	1,016,453
VeriSign Inc.[a]	38,016	1,070,150
Verizon Communications Inc.	129,492	3,763,038
Viacom Inc. Class B NVS	37,125	1,226,610
Virgin Media Inc.	8,613	185,438
Visa Inc. Class A	14,374	1,054,333
Vornado Realty Trust[b]	16,355	1,353,867
Vulcan Materials Co.[b]	2,376	107,490
Walgreen Co.	51,381	1,466,928
Wal-Mart Stores Inc.	105,138	5,382,014
Walt Disney Co. (The)	81,675	2,751,631
Waste Management Inc.	45,441	1,542,722
Weatherford International Ltd.[a]	45,144	731,333
WellPoint Inc.[a]	17,905	908,142
Wells Fargo & Co.	245,619	6,811,015
Western Union Co.	71,577	1,161,695
Weyerhaeuser Co.	23,166	375,753
Whirlpool Corp.	10,395	865,903
Whole Foods Market Inc.[a]	2,970	112,771
Williams Companies Inc. (The)	44,550	864,715
Wynn Resorts Ltd.	2,079	182,287
Xcel Energy Inc.	13,662	300,427
Xerox Corp.	103,653	1,009,580
XL Group PLC	10,989	194,835
Yahoo! Inc.[a]	73,062	1,014,101
Yum! Brands Inc.	43,065	1,778,584
Zimmer Holdings Inc.[a]	18,414	975,758

		515,723,698

TOTAL COMMON STOCKS
(Cost: $1,188,561,838)		1,194,519,944

PREFERRED STOCKS – 1.39%

BRAZIL – 1.22%
Banco Bradesco SA SP ADR	112,101	2,088,442
Brasil Telecom SA SP ADR[a]	9,987	195,346

Security	Shares	Value
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR[b]	17,345	$1,128,466
Companhia de Bebidas das Americas SP ADR	29,997	3,276,272
Companhia Energetica de Minas Gerais SP ADR	104,691	1,591,303
Gerdau SA SP ADR	91,773	1,343,557
Net Servicos de Comunicacao SA SP ADR[a]	29,728	321,954
Petroleo Brasileiro SA SP ADR	94,782	3,018,807
Vale SA Class A SP ADR	75,774	1,836,004

		14,800,151

GERMANY – 0.10%
Volkswagen AG	12,005	1,271,697

		1,271,697

ITALY – 0.07%
Telecom Italia SpA RNC	780,219	810,634

		810,634

TOTAL PREFERRED STOCKS
(Cost: $15,285,832)		16,882,482

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS – 1.19%

MONEY MARKET FUNDS – 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[f,g,h]	11,604,156	$11,604,156
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[f,g,h]	2,447,987	2,447,987
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[f,g]	471,604	471,604

		14,523,747

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,523,747)		14,523,747

TOTAL INVESTMENTS IN SECURITIES – 100.83% (Cost: $1,218,371,417)		1,225,926,173

Other Assets, Less Liabilities – (0.83)%		(10,073,019)

NET ASSETS – 100.00%		$1,215,853,154

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value

COMMON STOCKS – 97.54%

AUSTRALIA – 5.98%
AMP Ltd.	123,366	$591,889
Asciano Group[a]	169,041	258,611
ASX Ltd.	16,182	423,349
Australia and New Zealand
Banking Group Ltd.	117,450	2,450,713
AXA Asia Pacific Holdings Ltd.	87,609	430,643
BHP Billiton Ltd.	185,389	6,733,075
BlueScope Steel Ltd.[a]	150,630	323,168
Boral Ltd.	100,224	384,686
Brambles Ltd.	98,049	479,298
Commonwealth Bank of Australia	81,345	3,870,390
Computershare Ltd.	62,988	576,471
Crown Ltd.	42,543	306,556
CSL Ltd.	40,107	1,203,209
Fortescue Metals Group Ltd.[a]	75,603	293,606
Foster’s Group Ltd.	89,001	464,073
Goodman Group	534,876	297,781
Insurance Australia Group Ltd.	186,615	576,062
Macquarie Group Ltd.	22,533	758,806
Mirvac Group	231,768	277,996
National Australia Bank Ltd.	98,223	2,234,468
Newcrest Mining Ltd.	24,143	714,892
OneSteel Ltd.	155,295	420,337
Orica Ltd.	36,804	839,584
Origin Energy Ltd.	88,479	1,236,676
Qantas Airways Ltd.[a]	179,394	401,119
QBE Insurance Group Ltd.	76,560	1,157,409
Rio Tinto Ltd.	22,122	1,414,032
Santos Ltd.	56,724	682,947
Sonic Healthcare Ltd.	36,022	335,872
Suncorp-Metway Ltd.	127,553	966,462
Tabcorp Holdings Ltd.	35,670	221,511
Telstra Corp. Ltd.	153,642	447,852
Wesfarmers Ltd.	63,102	1,775,957
Wesfarmers Ltd.
Partially Protected	13,572	383,202
Westfield Group	78,822	871,228
Westpac Banking Corp.	114,231	2,480,749
Woodside Petroleum Ltd.	30,798	1,159,803

Security	Shares	Value
Woolworths Ltd.	84,129	$1,964,109

		40,408,591

AUSTRIA – 0.24%
IMMOEAST AG Escrow[a,b]	54,189	71
IMMOFINANZ AGa	87,301	287,183
OMV AG	11,137	372,671
Raiffeisen International Bank
Holding AGc	3,132	142,323
Vienna Insurance Group AG	5,481	260,134
voestalpine AG	17,487	559,300

		1,621,682

BELGIUM – 0.60%
Ageas	184,565	508,074
Anheuser-Busch InBev NV	20,727	1,097,272
Delhaize Group SA	4,972	367,081
Groupe Bruxelles Lambert SA	11,049	858,496
KBC Groep NVa	12,354	545,613
Solvay SA	4,264	417,191
UCB SA	8,131	262,020

		4,055,747

BRAZIL – 1.71%
Banco Santander (Brasil) SA
SP ADR	16,999	226,427
BRF – Brasil Foods SA SP ADR	43,244	610,605
Centrais Eletricas Brasileiras SA
SP ADR	8,874	116,072
Companhia de Saneamento
Basico do Estado de Sao Paulo
SP ADR	4,437	176,637
Companhia Siderurgica Nacional
SA SP ADR	17,072	286,639
CPFL Energia SA SP ADR[c]	2,958	206,675
Empresa Brasileira de Aeronautica
SA SP ADR	25,761	679,318
Fibria Celulose SA SP ADR[a]	14,214	223,160
Gafisa SA SP ADR[c]	21,527	325,919
Itau Unibanco Holding SA SP ADR	160,465	3,592,811
Petroleo Brasileiro SA SP ADR	38,631	1,406,168
TAM SA SP ADR	8,376	141,387
TIM Participacoes SA SP ADR	19,928	568,546
Vale SA SP ADR	90,132	2,505,670

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Vivo Participacoes SA SP ADR	17,251	$461,292

		11,527,326

CANADA – 7.76%
Agnico-Eagle Mines Ltd.	6,014	335,341
Agrium Inc.	8,178	513,730
ARC Energy Trust	32,886	636,359
Bank of Montreal	23,664	1,444,493
Bank of Nova Scotia	54,810	2,745,422
Barrick Gold Corp.	45,762	1,877,666
BCE Inc.	1,660	50,689
Bombardier Inc. Class B	95,352	431,419
Brookfield Asset Management Inc.
Class A	28,275	707,733
Brookfield Properties Corp.	13,137	197,702
Cameco Corp.	21,054	535,166
Canadian Imperial Bank of Commerce	17,400	1,192,718
Canadian National Railway Co.	20,271	1,272,805
Canadian Natural Resources Ltd.	62,466	2,146,994
Canadian Oil Sands Trust	22,446	587,547
Canadian Pacific Railway Ltd.	6,960	414,850
Canadian Tire Corp. Ltd. Class A	6,525	362,250
Canadian Utilities Ltd. Class A	2,088	98,952
Cenovus Energy Inc.	9,644	271,075
Eldorado Gold Corp.	17,748	287,773
Empire Co. Ltd. Class A	1,827	99,337
Enbridge Inc.	22,272	1,082,082
EnCana Corp.	9,924	302,841
Enerplus Resources Fund	19,662	450,148
Fairfax Financial Holdings Ltd.	610	242,531
Finning International Inc.	16,704	320,797
First Quantum Minerals Ltd.	5,568	348,260
Fortis Inc.	10,962	311,315
Franco-Nevada Corp.	2,958	89,979
George Weston Ltd.	2,958	225,479
Gildan Activewear Inc.[a]	4,611	141,605
Goldcorp Inc.	35,061	1,371,871
Great-West Lifeco Inc.	24,654	601,300
Husky Energy Inc.	22,620	554,766
IAMGOLD Corp.	12,528	197,173
Imperial Oil Ltd.	22,272	869,731
Ivanhoe Mines Ltd.[a]	16,617	292,667

Security	Shares	Value
Kinross Gold Corp.	29,145	$477,379
Magna International Inc. Class A	6,003	446,050
Manulife Financial Corp.	109,359	1,734,964
Metro Inc. Class A	1,305	55,674
National Bank of Canada	4,524	259,110
Nexen Inc.	30,363	629,400
Niko Resources Ltd.	4,872	524,499
Penn West Energy Trust	37,062	717,526
Potash Corp. of
Saskatchewan Inc.	18,531	1,936,134
Power Corp. of Canada	23,664	613,456
Power Financial Corp.	19,314	528,442
Provident Energy Trust	79,692	524,600
Red Back Mining Inc.[a]	12,789	323,093
Research In Motion Ltd.[a]	25,752	1,478,937
RioCan Real Estate
Investment Trust	24,795	491,109
Ritchie Bros. Auctioneers Inc.	15,138	281,463
Rogers Communications Inc.
Class B	21,750	754,952
Royal Bank of Canada	68,556	3,575,735
Saputo Inc.	5,133	156,539
Shaw Communications Inc.
Class B	25,926	507,973
Shoppers Drug Mart Corp.	8,787	299,199
Silver Wheaton Corp.[a]	19,749	371,798
Sino-Forest Corp. Class Aa	3,306	50,812
SNC-Lavalin Group Inc.	10,005	451,413
Sun Life Financial Inc.	44,370	1,245,867
Suncor Energy Inc.	90,828	2,988,651
Talisman Energy Inc.	78,648	1,340,135
Teck Resources Ltd. Class B	22,185	779,528
TELUS Corp. NVS	10,179	381,286
Thomson Reuters Corp.	14,120	526,989
Tim Hortons Inc.	11,049	376,328
Toronto-Dominion Bank (The)	29,232	2,076,424
TransAlta Corp.	7,656	154,911
TransCanada Corp.	38,280	1,350,272
Viterra Inc.[a]	7,134	55,759
Yamana Gold Inc.	30,308	284,556
Yellow Pages Income Fund	15,138	82,896

		52,446,425

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value

CHILE – 0.35%
Banco Santander Chile SA
SP ADR	2,585	$214,581
Empresa Nacional de Electricidad
SA SP ADR	2,837	140,573
Enersis SA SP ADR	45,240	938,278
LAN Airlines SA SP ADR[c]	41,679	994,878
Sociedad Quimica y Minera de
Chile SA Series B SP ADR	2,001	76,018

		2,364,328

CHINA – 4.27%
Air China Ltd. Class Ha	522,000	598,941
Angang New Steel Co. Ltd.
Class Hc	174,000	262,611
Anta Sports Products Ltd.	87,000	153,713
Bank of China Ltd. Class H	2,175,000	1,148,363
Bank of Communications Co. Ltd.
Class H	435,000	482,873
Beijing Capital International
Airport Co. Ltd. Class H	174,000	91,869
Belle International Holdings Ltd.	348,000	536,874
China Construction Bank Corp.
Class H	1,857,000	1,575,917
China COSCO Holdings Co. Ltd.
Class H	87,000	97,471
China Dongxiang (Group) Co. Ltd.	261,000	147,887
China High Speed Transmission
Equipment Group Co. Ltd.	174,000	397,950
China Life Insurance Co. Ltd.
Class H	435,000	1,932,611
China Merchants Bank Co. Ltd.
Class H	87,000	232,474
China Merchants Holdings
(International) Co. Ltd.	174,000	658,768
China Mobile Ltd.	348,000	3,520,153
China Overseas Land &
Investment Ltd.	174,000	372,854
China Resources Enterprise Ltd.	174,000	661,009
China Resources Land Ltd.	174,000	369,269
China Shenhua Energy Co. Ltd.
Class H	304,500	1,172,451

Security	Shares	Value
China Shipping Development Co.
Ltd. Class Hc	348,000	$511,778
China Travel International
Investment Hong Kong Ltd.[c]	348,000	86,043
CNOOC Ltd.	1,044,000	1,758,508
Country Garden
Holdings Co. Ltd.[c]	261,000	82,682
Denway Motors Ltd.	348,000	177,464
Dongfeng Motor Group Co. Ltd.
Class H	348,000	485,786
Fosun International Ltd.	565,500	432,569
Franshion Properties (China) Ltd.	522,000	151,248
Geely Automobile Holdings Ltd.	435,000	162,451
Golden Eagle Retail Group Ltd.[c]	87,000	206,817
GOME Electrical Appliances
Holdings Ltd.[a]	614,320	212,806
Greentown China Holdings Ltd.	87,000	108,226
Guangzhou R&F Properties Co.
Ltd. Class H	69,600	108,988
Hopson Development
Holdings Ltd.[c]	174,000	236,619
Huaneng Power International Inc.
Class H	174,000	101,280
Industrial and Commercial Bank of China Ltd. Class H	2,531,000	1,932,783
Jiangxi Copper Co. Ltd. Class Hc	261,000	579,447
Kingboard Chemical Holdings
Co. Ltd.	87,000	402,767
Lenovo Group Ltd.	696,000	447,245
Maanshan Iron & Steel Co. Ltd.
Class H	696,000	388,091
Parkson Retail Group Ltd.[c]	130,500	224,183
PetroChina Co. Ltd. Class H	348,000	394,813
Ping An Insurance (Group) Co. of
China Ltd. Class Hb	130,500	1,081,422
Poly (Hong Kong)
Investments Ltd.[c]	179,226	216,260
Renhe Commercial Holdings
Co. Ltd.	1,044,000	224,519
Shimao Property Holdings Ltd.	87,000	166,933
Shui On Land Ltd.	174,000	79,321
Sinofert Holdings Ltd.	522,000	230,569
Sino-Ocean Land Holdings Ltd.	261,000	199,311

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Sinopec Shanghai Petrochemical
Co. Ltd. Class H	1,044,000	$407,361
Soho China Ltd.	174,000	107,330
Tencent Holdings Ltd.	78,300	1,509,453
Want Want China Holdings Ltd.	174,000	136,235
Yanzhou Coal Mining Co. Ltd.
Class H	348,000	747,500
Zijin Mining Group Co. Ltd.
Class H	280,000	180,648

		28,893,514

COLOMBIA – 0.10%
Bancolombia SA SP ADR	11,576	678,701

		678,701

CZECH REPUBLIC – 0.35%
CEZ AS	31,059	1,420,227
Komercni Banka AS	4,959	962,963

		2,383,190

DENMARK – 0.92%
Coloplast A/S Class B	5,220	542,120
Danske Bank A/Sa	31,494	741,709
Novo Nordisk A/S Class B	28,362	2,425,340
Novozymes A/S Class B	6,351	811,149
TrygVesta A/S	8,265	501,719
Vestas Wind Systems A/Sa	15,486	752,700
William Demant Holding A/Sa	6,438	471,632

		6,246,369

EGYPT – 0.15%
Orascom Construction
Industries Co. SP GDR[c]	10,844	460,870
Orascom Telecom Holding
SAE SP GDR[d]	117,111	548,079

		1,008,949

FINLAND – 0.66%
Fortum OYJ	16,617	386,428
Kone OYJ Class B	10,962	500,131
Neste Oil OYJ	21,750	320,479
Nokia OYJ	215,847	1,995,153
Nokian Renkaat OYJ	12,963	363,603
Rautaruukki OYJ	10,527	203,250
Sampo OYJ Class A	26,796	654,559

Security	Shares	Value
UPM-Kymmene OYJ	3,915	$56,819

		4,480,422

FRANCE – 6.66%
Accor SA	1,131	36,623
Aeroports de Paris	3,567	262,839
ALSTOM	3,654	191,179
ArcelorMittal	47,589	1,450,155
AXA	93,612	1,725,092
BNP Paribas	49,955	3,430,439
Bouygues SA	11,049	466,386
Cap Gemini SA	8,091	384,956
Carrefour SA	35,409	1,629,572
Casino Guichard-Perrachon SA	3,741	325,714
CNP Assurances SA	17,400	359,072
Compagnie de Saint-Gobain	30,026	1,277,785
Compagnie Generale de
Geophysique-Veritas[a]	8,265	159,630
Compagnie Generale des
Etablissements Michelin
Class B	12,180	927,649
Credit Agricole SA	51,591	706,406
Danone SA	22,738	1,274,977
Edenred SAa	1,131	19,892
Electricite de France	6,264	266,203
Essilor International SA	13,746	859,598
Eutelsat Communications	3,741	138,147
France Telecom SA	104,052	2,178,432
GDF Suez	67,164	2,230,407
Gecina SA	3,045	311,808
Groupe Eurotunnel SA	6,786	49,950
Hermes International	435	74,608
L’Air Liquide SA	22,364	2,516,461
Legrand SA	22,446	730,335
L’Oreal SA	16,095	1,688,389
LVMH Moet Hennessy Louis
Vuitton SA	6,786	827,676
Neopost SA	4,176	322,893
Pernod Ricard SA	5,169	404,454
PPR SA	5,394	721,353
PSA Peugeot Citroen SAa	3,132	92,910
Publicis Groupe SA	12,006	540,958
Renault SAa	15,051	671,295

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Sanofi-Aventis	56,898	$3,303,828
Schneider Electric SA	696	80,247
SCOR SE	21,489	471,310
SES SA FDR	8,961	221,288
Societe Generale	31,443	1,812,040
Sodexo	7,917	498,643
STMicroelectronics NV	54,810	451,932
Suez Environnement SA	9,309	173,185
Technip SA	6,525	434,389
Total SA	80,301	4,049,691
Unibail-Rodamco SE	1,566	308,884
Vallourec SA	8,700	846,790
Veolia Environnement	21,228	563,488
Vinci SA	25,404	1,229,529
Vivendi SA	55,071	1,323,364

		45,022,851

GERMANY – 5.79%
Adidas AG	2,262	122,475
Allianz SE Registered	25,143	2,918,586
BASF SE	54,114	3,159,092
Bayer AG	26,927	1,547,576
Bayerische Motoren Werke AG	10,005	538,456
Celesio AG	11,049	257,880
Commerzbank AGa	51,678	467,243
Daimler AG Registered	45,675	2,462,036
Deutsche Bank AG Registered	35,235	2,460,463
Deutsche Boerse AG	12,963	907,234
Deutsche Postbank AGa	5,046	160,864
Deutsche Telekom AG Registered	186,354	2,503,082
E.ON AG	104,922	3,129,572
Fresenius Medical Care
AG & Co. KGaA	15,225	835,158
GEA Group AG	30,102	681,001
HeidelbergCement AG	1,044	52,562
Hochtief AG	7,308	473,615
K+S AG	13,604	722,047
Linde AG	13,398	1,570,070
Merck KGaA	5,133	456,741
METRO AG	14,355	796,599
Muenchener Rueckversicherungs-
Gesellschaft AG Registered	14,007	1,939,796
RWE AG	22,794	1,609,228

Security	Shares	Value
Salzgitter AG	4,611	$308,050
SAP AGc	59,595	2,720,518
Siemens AG Registered	49,068	4,781,010
ThyssenKrupp AG	29,145	864,579
Volkswagen AG	3,567	337,936
Wacker Chemie AG	2,349	376,873

		39,160,342

GREECE – 0.06%
National Bank of Greece
SA SP ADR	144,910	420,239

		420,239

HONG KONG – 1.99%
Bank of East Asia Ltd. (The)	108,600	426,546
BOC Hong Kong (Holdings) Ltd.	348,000	893,595
Cathay Pacific Airways Ltd.	261,000	581,464
Cheung Kong (Holdings) Ltd.	87,000	1,051,453
Cheung Kong Infrastructure
Holdings Ltd.	87,000	326,023
CLP Holdings Ltd.	87,000	642,523
Esprit Holdings Ltd.	88,580	556,092
Hang Seng Bank Ltd.	52,200	723,301
Henderson Land
Development Co. Ltd.	87,000	541,691
Hong Kong and China Gas Co.
Ltd. (The)	285,630	713,578
Hong Kong Exchanges and
Clearing Ltd.	43,500	715,346
Hongkong Electric Holdings Ltd.	130,500	790,690
Hutchison Whampoa Ltd.	87,000	574,742
Li & Fung Ltd.	174,000	797,692
MTR Corp. Ltd.	130,500	458,785
New World Development Co. Ltd.	174,000	311,010
Orient Overseas International Ltd.	87,000	680,055
Shangri-La Asia Ltd.	174,000	352,688
Sun Hung Kai Properties Ltd.	87,000	1,278,324
Swire Pacific Ltd. Class A	43,500	528,807
Wharf (Holdings) Ltd. (The)	87,000	476,151

		13,420,556

HUNGARY – 0.16%
MOL Hungarian Oil and Gas Nyrt[a]	5,133	461,735
OTP Bank Nyrt[a]	10,179	244,312

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Richter Gedeon Nyrt	1,740	$355,003

		1,061,050

INDIA – 1.74%
Axis Bank Ltd. SP GDR[c,d]	39,984	1,169,532
Dr. Reddy’s Laboratories Ltd.
SP ADR	16,086	465,046
HDFC Bank Ltd. SP ADR[c]	12,741	2,096,914
ICICI Bank Ltd. SP ADR	44,131	1,717,137
Infosys Technologies Ltd. SP ADR	37,710	2,280,701
Larsen & Toubro Ltd. SP GDR[d]	29,664	1,139,098
Reliance Industries Ltd. SP GDR[e]	32,907	1,434,745
Satyam Computer Services Ltd.
SP ADR[a]	7,460	36,927
Tata Motors Ltd. SP ADR	17,199	325,233
Wipro Ltd. SP ADR	78,521	1,067,886

		11,733,219

INDONESIA – 0.72%
PT Bank Central Asia Tbk	1,305,000	867,715
PT Bank Mandiri Tbk	1,261,500	845,840
PT Bank Rakyat Indonesia Tbk	565,500	625,630
PT Bumi Resources Tbk	617,000	118,594
PT Indosat Tbk	265,422	143,856
PT Perusahaan Gas Negara Tbk	1,522,500	689,068
PT Semen Gresik (Persero) Tbk	391,500	404,691
PT Telekomunikasi Indonesia Tbk	913,500	862,611
PT United Tractors Tbk	130,500	293,856

		4,851,861

IRELAND – 0.26%
Anglo Irish Bank Corp. Ltd.[b]	64,486	8
CRH PLC	44,491	929,145
Elan Corp. PLC[a]	36,975	173,416
Kerry Group PLC Class A	20,271	644,381

		1,746,950

ISRAEL – 0.57%
Delek Group Ltd. (The)	2,610	607,608
Discount Investment Corp. Ltd.	23,403	447,570
Elbit Systems Ltd.	12,876	712,855
Israel Discount Bank Ltd. Class Aa	217,935	398,918
Teva Pharmaceutical
Industries Ltd.	34,800	1,690,062

		3,857,013

Security	Shares	Value

ITALY – 1.79%
Assicurazioni Generali SpA	66,297	$1,335,307
Banco Popolare SpA	30,450	194,186
Enel SpA	200,038	981,846
Eni SpA	143,898	2,941,409
Exor SpA	22,460	448,277
Fiat SpA	53,700	687,710
Intesa Sanpaolo SpA	401,005	1,326,970
Luxottica Group SpA	10,354	269,244
Mediobanca SpA[a]	58,820	528,752
Mediolanum SpA	68,382	301,563
Saipem SpA	12,615	453,601
Telecom Italia SpA	540,771	688,665
Tenaris SA	18,225	363,988
UniCredit SpA	504,039	1,411,823
Unione di Banche Italiane ScpA	17,661	189,477

		12,122,818

JAPAN – 15.29%
77 Bank Ltd. (The)	174,000	921,602
Advantest Corp.	8,700	187,432
AEON Co. Ltd.	34,800	371,452
AEON Credit Service Co. Ltd.	8,700	87,040
Aisin Seiki Co. Ltd.	17,400	484,895
All Nippon Airways Co. Ltd.[a]	87,000	294,150
Amada Co. Ltd.	87,000	567,217
Asahi Breweries Ltd.	34,800	614,803
Asahi Glass Co. Ltd.	87,000	883,453
Asahi Kasei Corp.	87,000	453,773
Astellas Pharma Inc.	26,100	882,750
Bridgestone Corp.	43,500	776,535
Canon Inc.	34,800	1,511,909
Canon Marketing Japan Inc.	26,100	353,281
Casio Computer Co. Ltd.	46,100	331,414
Chubu Electric Power Co. Inc.	17,400	430,081
Chugai Pharmaceutical Co. Ltd.	34,800	607,173
Citizen Holdings Co. Ltd.	43,500	261,020
Coca-Cola West Co. Ltd.	26,100	471,944
Cosmo Oil Co. Ltd.	174,000	413,616
Credit Saison Co. Ltd.	17,400	220,461
Daido Steel Co. Ltd.	87,000	414,620
Dai-ichi Life Insurance Co.
Ltd. (The)	348	492,324

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	43,500	$807,656
Daikin Industries Ltd.	17,400	643,515
Dainippon Sumitomo
Pharma Co. Ltd.	60,900	453,974
Daiwa Securities Group Inc.	87,000	375,467
Denso Corp.	43,500	1,243,359
East Japan Railway Co.	8,700	559,185
Eisai Co. Ltd.	17,400	591,913
Fanuc Ltd.	17,400	2,050,011
FUJIFILM Holdings Corp.	34,800	1,084,237
Fujitsu Ltd.	174,000	1,234,826
Gunma Bank Ltd. (The)	174,000	931,641
Hachijuni Bank Ltd. (The)	174,000	993,884
Hino Motors Ltd.	87,000	381,491
Hitachi Construction
Machinery Co. Ltd.	17,400	352,980
Hitachi High-Technologies Corp.	26,100	496,942
Hitachi Ltd.[a]	87,000	353,381
Honda Motor Co. Ltd.	69,600	2,175,703
Hoya Corp.	34,800	825,627
IBIDEN Co. Ltd.	8,700	259,113
Idemitsu Kosan Co. Ltd.	8,700	645,523
IHI Corp.	261,000	457,789
ITO EN Ltd.	34,800	545,733
ITOCHU Corp.	165,300	1,285,624
Japan Petroleum
Exploration Co. Ltd.	8,700	342,338
Japan Prime Realty
Investment Corp.	261	587,295
Japan Retail Fund
Investment Corp.	348	446,947
Japan Tobacco Inc.	87	279,091
JFE Holdings Inc.	26,100	805,649
JSR Corp.	17,400	303,988
JTEKT Corp.	26,100	252,687
JX Holdings Inc.	87,000	469,836
Kansai Electric Power Co.
Inc. (The)	26,100	630,665
Kawasaki Heavy Industries Ltd.	174,000	433,695
Kawasaki Kisen Kaisha Ltd.[a]	87,000	370,448
Keio Corp.	174,000	1,168,567
Kobe Steel Ltd.	261,000	545,130
Komatsu Ltd.	17,600	368,816

Security	Shares	Value
Konica Minolta Holdings Inc.	43,500	$456,785
Kubota Corp.	87,000	687,687
Kuraray Co. Ltd.	43,500	544,126
Kurita Water Industries Ltd.	17,400	482,485
Kyocera Corp.	8,700	774,025
Mabuchi Motor Co. Ltd.	8,700	436,205
Marubeni Corp.	174,000	931,641
Mazda Motor Corp.	87,000	209,820
Meiji Holdings Co. Ltd.	9,295	398,464
Minebea Co. Ltd.	87,000	478,871
Mitsubishi Chemical
Holdings Corp.	87,000	447,750
Mitsubishi Corp.	78,300	1,688,700
Mitsubishi Electric Corp.	87,000	755,954
Mitsubishi Estate Co. Ltd.	87,000	1,222,779
Mitsubishi Gas Chemical Co. Inc.	87,000	486,903
Mitsubishi Heavy Industries Ltd.	174,000	650,542
Mitsubishi Motors Corp.[a]	174,000	226,887
Mitsubishi UFJ Financial
Group Inc.	617,700	3,057,850
Mitsui & Co. Ltd.	17,400	222,469
Mitsui Chemicals Inc.	87,000	257,004
Mitsui O.S.K. Lines Ltd.	87,000	587,295
Mitsumi Electric Co. Ltd.	17,400	289,933
Mizuho Financial Group Inc.	792,100	1,288,785
Murata Manufacturing Co. Ltd.	17,400	857,350
NEC Corp.	249,000	669,478
Nidec Corp.	8,700	814,182
Nintendo Co. Ltd.	8,700	2,425,479
Nippon Steel Corp.	174,000	592,315
Nippon Telegraph and
Telephone Corp.	26,100	1,081,226
Nishi-Nippon City Bank Ltd. (The)	174,000	505,977
Nissan Motor Co. Ltd.[a]	87,000	666,605
Nisshin Seifun Group Inc.	87,000	1,061,147
Nisshin Steel Co. Ltd.	174,000	291,138
Nitto Denko Corp.	8,700	300,575
Nomura Holdings Inc.	174,000	965,774
NSK Ltd.	87,000	617,413
NTN Corp.	87,000	376,471
NTT DoCoMo Inc.	609	966,276
NTT Urban Development Corp.	87	70,375
Omron Corp.	26,100	627,653

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	8,700	$358,903
ORIX Corp.	6,960	546,134
Panasonic Corp.	87,000	1,146,481
Panasonic Electric Works Co. Ltd.	87,000	1,103,312
Rakuten Inc.	174	132,919
Ricoh Co. Ltd.	87,000	1,201,696
Rohm Co. Ltd.	8,700	547,138
Santen Pharmaceutical Co. Ltd.	26,100	871,004
SANYO Electric Co. Ltd.[a,c]	297,000	466,097
Secom Co. Ltd.	8,700	398,056
Seiko Epson Corp.	17,400	227,690
Seven & I Holdings Co. Ltd.	43,500	1,038,559
Sharp Corp.	87,000	950,715
Shin-Etsu Chemical Co. Ltd.	26,100	1,296,567
Showa Shell Sekiyu K.K	43,500	319,248
SMC Corp.	8,700	1,148,488
SoftBank Corp.	43,500	1,297,571
Sony Corp.	52,200	1,629,368
Stanley Electric Co. Ltd.	17,400	300,575
Sumitomo Chemical Co. Ltd.	87,000	376,471
Sumitomo Corp.	95,700	1,013,762
Sumitomo Heavy Industries Ltd.	87,000	507,985
Sumitomo Metal Industries Ltd.	174,000	419,640
Sumitomo Mitsui Financial
Group Inc.	60,900	1,880,549
Sumitomo Rubber Industries Inc.	8,700	86,036
Taiyo Nippon Sanso Corp.	87,000	759,970
Takeda Pharmaceutical Co. Ltd.	34,800	1,592,222
TDK Corp.	8,700	523,044
Terumo Corp.	8,700	455,279
THK Co. Ltd.	26,100	514,109
Tokio Marine Holdings Inc.	26,100	712,585
Tokyo Electric Power Co.
Inc. (The)	43,500	1,191,155
Tokyo Electron Ltd.	8,700	465,820
Tokyo Tatemono Co. Ltd.	87,000	283,106
TonenGeneral Sekiyu K.K	87,000	783,060
Toray Industries Inc.	87,000	464,817
Toshiba Corp.[a]	174,000	907,547
Toyo Seikan Kaisha Ltd.	34,800	556,977
Toyota Industries Corp.	17,400	467,828
Toyota Motor Corp.	139,200	4,899,146
Toyota Tsusho Corp.	17,400	263,831

Security	Shares	Value
Ube Industries Ltd.	174,000	$433,695
Ushio Inc.	17,400	294,752
USS Co. Ltd.	4,350	326,275
Yahoo! Japan Corp.	870	333,804
Yamada Denki Co. Ltd.	1,740	117,258
Yamaha Motor Co. Ltd.[a]	17,400	225,080
Yokogawa Electric Corp.	43,500	257,004

		103,353,393

MEXICO – 1.17%
America Movil SAB de CV
Series L	974,400	2,415,454
Cemex SAB de CV CPO[a,c]	579,174	549,910
Fomento Economico Mexicano
SAB de CV BD Units	226,200	1,106,248
Grupo Financiero Banorte SAB de
CV Series O	121,800	477,520
Grupo Mexico SAB de CV
Series B	228,488	608,344
Grupo Modelo SAB de CV
Series C	121,800	662,168
Kimberly-Clark de Mexico SAB de
CV Series A	113,100	715,813
Wal-Mart de Mexico SAB de CV
Series V	582,900	1,355,946

		7,891,403

NETHERLANDS – 1.66%
AEGON NVa	109,185	656,608
Akzo Nobel NV	19,488	1,147,708
ASML Holding NV	25,035	798,104
Heineken NV	10,440	472,371
ING Groep NV CVA[a]	204,838	1,969,449
Koninklijke Ahold NV	73,950	948,969
Koninklijke DSM NV	17,400	825,481
Koninklijke KPN NV	92,133	1,281,930
Koninklijke Philips Electronics NV	53,505	1,666,678
TNT NV	11,931	355,951
Unilever NV CVA	36,540	1,074,667

		11,197,916

NEW ZEALAND – 0.04%
Fletcher Building Ltd.	29,667	163,319

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Telecom Corp. of New
Zealand Ltd.	91,959	$132,555

		295,874

NORWAY – 0.35%
DnB NOR ASA	34,626	430,167
Orkla ASA	7,482	62,090
Renewable Energy Corp. ASA[a]	17,542	48,294
Seadrill Ltd.	5,742	133,308
Statoil ASA	49,914	1,009,244
Telenor ASA	23,122	356,921
Yara International ASA	9,135	344,445

		2,384,469

PERU – 0.10%
Compania de Minas Buenaventura
SA SP ADR	6,873	265,367
Credicorp Ltd.	3,741	365,571
Southern Copper Corp.	1,914	59,731

		690,669

PHILIPPINE ISLANDS – 0.33%
Bank of the Philippine Islands	835,200	869,121
Jollibee Foods Corp.	121,800	207,234
Metropolitan Bank & Trust Co.	635,100	836,575
Philippine Long Distance
Telephone Co.	6,090	323,552

		2,236,482

POLAND – 0.16%
Bank Millennium SAa	46,806	71,156
Bank Pekao SA	1,653	88,195
Cyfrowy Polsat SA	44,248	212,461
Globe Trade Centre SAa	32,538	255,271
Kernel Holding SAa	4,437	90,996
PBG SA	1,218	91,155
TVN SA	47,937	277,769

		1,087,003

PORTUGAL – 0.21%
Banco Comercial Portugues
SA Registered[c]	1,042,869	902,143
Banco Espirito Santo
SA Registered	14,181	67,877
BRISA – Auto-estradas de
Portugal SA	21,750	141,963

Security	Shares	Value
CIMPOR – Cimentos de Portugal
SGPS SA	46,023	$279,888

		1,391,871

RUSSIA – 1.44%
JSC MMC Norilsk Nickel SP ADR	31,107	511,399
LUKOIL SP ADR	36,764	2,095,548
Magnit OJSC SP GDR[a,d]	9,309	196,885
Mobile TeleSystems SP ADR	12,093	268,465
OAO Gazprom SP ADR	120,933	2,609,734
OAO NovaTek SP GDR[d]	9,483	711,225
OAO Tatneft SP ADR	4,437	137,148
OAO TMK SP GDR[a,d]	15,486	255,209
OJSC Rosneft Oil Co. SP GDR[d]	17,226	115,070
Polyus Gold SP ADR	4,144	100,492
Rushydro SP ADR[a]	46,530	242,887
Sberbank GDR[d]	2,347	691,034
Sistema JSFC SP GDR[d]	13,224	323,988
Surgutneftegaz SP ADR	130,530	1,323,574
Uralkali SP GDR[d]	5,481	115,211
Wimm-Bill-Dann Foods
OJSC SP ADR	2,523	49,829

		9,747,698

SINGAPORE – 1.38%
CapitaLand Ltd.	109,500	318,944
COSCO Corp. (Singapore) Ltd.[c]	174,000	209,893
DBS Group Holdings Ltd.	87,500	926,777
Keppel Corp. Ltd.	87,000	597,683
Neptune Orient Lines Ltd.[c]	357,250	538,680
Noble Group Ltd.[c]	465,199	564,583
Oversea-Chinese Banking
Corp. Ltd.	261,000	1,733,537
SembCorp Marine Ltd.	174,000	511,934
Singapore Airlines Ltd.	87,000	999,551
Singapore Exchange Ltd.	87,000	490,177
Singapore
Telecommunications Ltd.	522,000	1,197,926
United Overseas Bank Ltd.	87,000	1,270,876

		9,360,561

SOUTH AFRICA – 1.74%
African Bank Investments Ltd.	189,834	870,703
Anglo Platinum Ltd.[a]	6,292	605,613
AngloGold Ashanti Ltd.	20,706	835,747

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
ArcelorMittal South Africa Ltd.[a]	26,365	$307,047
Aspen Pharmacare Holdings Ltd.[a]	36,801	410,647
FirstRand Ltd.	283,968	787,310
Foschini Ltd.	8,352	81,189
Gold Fields Ltd.	54,114	728,677
Growthpoint Properties Ltd.	328,164	745,848
Harmony Gold Mining Co. Ltd.	44,457	444,643
Impala Platinum Holdings Ltd.	32,190	870,397
Imperial Holdings Ltd.	6,612	87,314
Kumba Iron Ore Ltd.	14,616	740,426
MTN Group Ltd.	25,839	413,740
Naspers Ltd. Class N	11,658	496,404
Northam Platinum Ltd.[c]	66,207	398,848
Pretoria Portland Cement Co. Ltd.	14,442	63,769
Redefine Income Fund Ltd.	733,236	767,991
Sappi Ltd.[a]	19,053	91,433
Sasol Ltd.	45,675	1,807,289
Truworths International Ltd.	10,266	81,959
Woolworths Holdings Ltd.	25,404	90,398

		11,727,392

SOUTH KOREA – 2.67%
KB Financial Group Inc. SP ADR	50,513	2,160,946
Korea Electric Power Corp.
SP ADR[a]	103,928	1,464,346
KT Corp. SP ADR	53,185	1,002,537
LG Display Co. Ltd. SP ADR[c]	52,680	809,692
POSCO SP ADR	23,080	2,400,551
Samsung Electronics Co. Ltd.
SP GDR[c,d]	17,060	5,885,700
Shinhan Financial Group Co. Ltd.
SP ADR	35,169	2,909,531
SK Telecom Co. Ltd. SP ADR	86,212	1,412,153

		18,045,456

SPAIN – 2.99%
Abertis Infraestructuras SA	16,606	280,597
Acciona SA	3,828	337,329
Acerinox SA	36,627	629,157
Actividades de Construcciones y
Servicios SA	15,663	679,308
Banco Bilbao Vizcaya
Argentaria SA	176,175	2,372,097
Banco Popular Espanol SA	63,976	425,074

Security	Shares	Value
Banco Santander SA	391,372	$5,082,988
Banco Santander SA London	5,000	65,150
Ferrovial SA	33,598	294,670
Fomento de Construcciones y
Contratas SAc	8,265	214,707
Gamesa Corporacion
Tecnologica SA	28,884	252,046
Gas Natural SDG SAc	9,396	157,053
Iberdrola SA	189,573	1,337,374
Indra Sistemas SA	17,226	281,423
Industria de Diseno Textil SA	19,227	1,271,234
Repsol YPF SA	45,762	1,079,397
Telefonica SA	214,890	4,876,880
Zardoya Otis SA	35,497	553,559
Zardoya Otis SA Temporary[a,b]	1,774	27,665

		20,217,708

SWEDEN – 2.22%
Alfa Laval AB	48,720	754,074
Assa Abloy AB Class B	26,970	595,748
Electrolux AB Class B	28,449	633,533
Getinge AB Class B	23,680	523,402
Hennes & Mauritz AB Class B	63,510	1,997,604
Husqvarna AB Class B	66,033	465,809
Investor AB Class B	84,825	1,596,830
Millicom International Cellular
SA SDR	3,858	356,464
Nordea Bank AB	193,232	1,929,714
Sandvik AB	88,566	1,142,333
Scania AB Class B	54,897	1,010,656
Securitas AB Class B	35,410	359,255
Skandinaviska Enskilda Banken
AB Class A	23,490	161,447
Skanska AB Class B	38,889	656,779
SSAB AB Class A	13,659	197,429
SSAB AB Class B	7,743	99,442
Svenska Handelsbanken AB
Class A	16,269	466,259
Tele2 AB Class B	21,837	386,616
Telefonaktiebolaget LM Ericsson
Class B	64,119	706,841
TeliaSonera AB	132,240	955,709

		14,995,944

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value

SWITZERLAND – 4.96%
ABB Ltd. Registered[a]	143,811	$2,889,278
Compagnie Financiere Richemont
SA Class A Bearer Units	15,841	615,471
Credit Suisse Group
AG Registered	50,808	2,303,782
Holcim Ltd. Registered	4,350	289,376
Kuehne & Nagel International
AG Registered	7,395	789,507
Logitech International
SA Registered[a]	14,442	225,965
Nestle SA Registered	189,051	9,305,736
Nobel Biocare Holding
AG Registered	9,666	162,047
Novartis AG Registered	108,315	5,233,284
Roche Holding AG Genusschein	37,932	4,912,579
Swiss Life Holding AG Registered[a]	1,566	163,897
Swiss Reinsurance Co. Registered	15,666	718,427
Syngenta AG Registered	5,133	1,128,401
Synthes Inc.	2,697	308,818
UBS AG Registered[a]	182,382	3,102,891
Zurich Financial Services
AG Registered	5,958	1,384,932

		33,534,391

TAIWAN – 2.11%
Advanced Semiconductor
Engineering Inc. SP ADR	150,334	569,766
AU Optronics Corp. SP ADR	132,232	1,256,204
Chunghwa Telecom Co. Ltd.
SP ADR	181,225	3,832,909
Hon Hai Precision Industry Co.
Ltd. SP GDR[d]	311,401	2,647,537
Siliconware Precision Industries
Co. Ltd. SP ADR	171,303	835,959
Taiwan Semiconductor
Manufacturing Co. Ltd. SP ADR	362,819	3,664,472
United Microelectronics Corp.
SP ADR	471,903	1,429,866

		14,236,713

THAILAND – 0.48%
Bangkok Bank PCL NVDR	116,540	492,880
Banpu PCL NVDR	8,700	168,204

Security	Shares	Value
BEC World PCL NVDR	504,600	$469,032
Charoen Pokphand Foods
PCL NVDR	539,400	402,774
CP All PCL NVDR	295,800	295,571
Glow Energy PCL NVDR	104,400	130,197
Kasikornbank PCL NVDR	166,340	515,383
PTT Aromatics & Refining
PCL NVDR	130,500	94,211
PTT Chemical PCL NVDR	52,200	163,352
PTT Exploration & Production
PCL NVDR	26,100	120,493
PTT PCL NVDR	17,400	136,936
Siam Cement PCL NVDR	8,700	72,781
Siam Commercial Bank
PCL NVDR	26,100	71,972
Thai Oil PCL NVDR	60,900	83,024

		3,216,810

TURKEY – 0.46%
Akbank TAS	42,543	235,801
Anadolu Efes Biracilik ve Malt
Sanayii AS	22,620	285,284
Arcelik ASc	46,197	228,455
Asya Katilim Bankasi AS	25,839	64,490
BIM Birlesik Magazalar AS	5,568	170,939
Coca-Cola Icecek AS	17,052	177,708
Dogan Sirketler Grubu
Holdings AS	165,648	119,852
Enka Insaat ve Sanayi AS	12,441	45,833
Haci Omer Sabanci Holding AS	13,050	60,637
KOC Holding AS	16,356	64,599
Turk Hava Yollari Anonim Ortakligi	20,097	58,163
Turkiye Garanti Bankasi AS	86,391	447,295
Turkiye Halk Bankasi AS	9,483	76,796
Turkiye Is Bankasi AS	37,410	140,303
Turkiye Petrol Rafinerileri AS	34,365	781,282
Turkiye Vakiflar Bankasi TAO	24,360	65,973
Yapi ve Kredi Bankasi ASa	38,715	117,700

		3,141,110

UNITED KINGDOM – 14.95%
3i Group PLC	153,120	681,275
AMEC PLC	32,451	443,672
Anglo American PLC[a]	75,516	2,985,615

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
AstraZeneca PLC	76,647	$3,886,794
Aviva PLC	170,771	955,846
BAE Systems PLC	26,622	130,248
Barclays PLC	550,362	2,868,476
BG Group PLC	172,434	2,758,549
BHP Billiton PLC	117,972	3,605,512
BP PLC	853,731	5,427,666
British American Tobacco PLC	93,438	3,210,551
British Land Co. PLC	37,772	273,177
British Sky Broadcasting
Group PLC	23,316	259,623
BT Group PLC	493,290	1,098,554
Bunzl PLC	79,953	863,979
Capita Group PLC	62,379	702,404
Carnival PLC	10,440	376,052
Centrica PLC	241,452	1,149,161
Compass Group PLC	127,542	1,058,641
Diageo PLC	165,909	2,876,319
Experian PLC	76,212	748,957
G4S PLC	102,747	416,119
GlaxoSmithKline PLC	271,092	4,716,830
Home Retail Group PLC	79,431	297,309
HSBC Holdings PLC	872,262	8,824,680
ICAP PLC	67,077	421,248
Imperial Tobacco Group PLC	65,338	1,845,958
InterContinental Hotels Group PLC	28,623	494,436
International Power PLC	78,300	439,000
Invensys PLC	99,963	417,994
ITV PLC[a]	66,816	54,099
J Sainsbury PLC	103,269	555,703
Johnson Matthey PLC	28,188	746,496
Kingfisher PLC	168,084	566,748
Land Securities Group PLC	35,761	343,032
Legal & General Group PLC	483,633	678,267
Lloyds Banking Group PLC[a]	1,655,175	1,795,337
London Stock Exchange
Group PLC	37,149	376,418
Man Group PLC	116,319	395,849
Marks & Spencer Group PLC	111,795	602,983
National Grid PLC	215,632	1,720,588
Next PLC	15,660	527,290
Old Mutual PLC	318,246	602,073
Pearson PLC	9,657	149,650

Security	Shares	Value
Prudential PLC	143,028	$1,242,059
Reckitt Benckiser Group PLC	39,846	1,950,088
Reed Elsevier PLC	29,493	254,963
Resolution Ltd.	3,184	11,883
Rexam PLC	229,332	1,109,795
Rio Tinto PLC	76,125	3,939,604
Royal Bank of Scotland
Group PLC[a]	858,951	672,064
Royal Dutch Shell PLC Class A	137,808	3,786,581
Royal Dutch Shell PLC Class B	95,265	2,505,722
SABMiller PLC	42,108	1,275,383
Sage Group PLC (The)	102,051	381,815
Scottish & Southern Energy PLC	49,242	854,466
Serco Group PLC	53,679	465,309
Shire PLC	28,101	640,331
Smith & Nephew PLC	80,910	702,624
Standard Chartered PLC	89,114	2,570,722
Standard Life PLC	125,628	397,820
Tesco PLC	490,506	3,000,901
Tullow Oil PLC	60,465	1,165,686
Unilever PLC	33,582	952,455
United Utilities Group PLC	24,012	219,990
Vodafone Group PLC	2,566,761	5,979,459
Wm Morrison Supermarkets PLC	110,925	460,357
Wolseley PLC[a]	22,733	511,959
WPP PLC	68,904	731,094
Xstrata PLC	118,064	1,877,660

		101,009,968

TOTAL COMMON STOCKS (Cost: $624,903,594)		659,274,974

PREFERRED STOCKS – 2.09%

BRAZIL – 1.70%
Banco Bradesco SA SP ADR	147,896	2,755,303
Brasil Telecom SA SP ADR[a]	2,750	53,790
Centrais Eletricas Brasileiras SA
Class B SP ADR	8,874	138,878
Companhia de Bebidas das
Americas SP ADR	8,787	959,716
Companhia Energetica de Minas
Gerais SP ADR[c]	19,780	300,656

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2010

Security	Shares	Value
Companhia Paranaense de Energia Class B SP ADR	8,787	$192,611
Gerdau SA SP ADR	8,700	127,368
Net Servicos de Comunicacao SA SP ADR[a]	34,410	372,660
Petroleo Brasileiro SA SP ADR	117,880	3,754,478
Vale SA Class A SP ADR	117,798	2,854,246

		11,509,706

GERMANY – 0.29%
Henkel AG & Co. KGaA	14,790	733,837
Porsche Automobil Holding SE	7,134	360,800
RWE AG NVS	3,915	254,258
Volkswagen AG	5,712	605,076

		1,953,971

ITALY – 0.10%
Intesa Sanpaolo SpA RNC	71,013	184,569
Telecom Italia SpA RNC	450,051	467,595

		652,164

TOTAL PREFERRED STOCKS
(Cost: $12,816,169)		14,115,841

RIGHTS – 0.01%

UNITED KINGDOM – 0.01%
Resolution Ltd.[a]	54,133	73,757

		73,757

TOTAL RIGHTS
(Cost: $127,875)		73,757

SHORT-TERM INVESTMENTS – 2.00%

MONEY MARKET FUNDS – 2.00%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.26%[f,g,h]	10,721,656	10,721,656
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[f,g,h]	2,261,817	2,261,817

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[f,g]	532,213	$532,213

		13,515,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,515,686)		13,515,686

TOTAL INVESTMENTS IN SECURITIES – 101.64%
(Cost: $651,363,324)		686,980,258

Other Assets, Less Liabilities – (1.64)%		(11,115,378)

NET ASSETS – 100.00%		$675,864,880

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.92%

CHINA – 27.35%
Agile Property Holdings Ltd.[a]	3,620,000	$4,717,645
Agricultural Bank of China Ltd. Class Ha,b	11,946,000	5,384,269
Air China Ltd. Class Hb	3,620,000	4,153,579
Alibaba.com Ltd.	724,000	1,497,340
Aluminum Corp. of China Ltd. Class Ha,b	4,344,000	3,848,703
Angang New Steel Co. Ltd. Class Ha	2,172,000	3,278,110
Anhui Conch Cement Co. Ltd. Class Ha	1,448,000	5,062,611
Bank of China Ltd. Class H	39,096,000	20,642,027
Bank of Communications Co. Ltd. Class Ha	6,154,000	6,831,262
BBMG Corp. Class H	1,086,000	1,282,435
Beijing Capital International Airport Co. Ltd. Class H	1,448,000	764,519
Beijing Enterprises Holdings Ltd.	724,000	4,787,571
Belle International Holdings Ltd.	3,258,000	5,026,250
BYD Co. Ltd. Class Ha	724,000	4,983,362
China Agri-Industries Holdings Ltd.[a]	4,344,000	4,917,166
China BlueChemical Ltd. Class H	4,379,500	2,808,601
China CITIC Bank Class H	6,880,000	4,642,543
China Coal Energy Co. Class H	4,344,000	6,063,945
China Communications Construction Co. Ltd. Class H	3,620,000	3,417,029
China Construction Bank Corp. Class H	31,856,000	27,034,157
China COSCO Holdings Co. Ltd. Class H	3,801,000	4,258,467
China Dongxiang (Group) Co. Ltd.	2,534,000	1,435,805
China Everbright Ltd.[a]	2,896,000	7,551,961
China High Speed Transmission Equipment Group Co. Ltd.	735,000	1,680,995
China Life Insurance Co. Ltd. Class H	6,154,000	27,340,897

Security	Shares	Value
China Longyuan Power Group Corp. Ltd. Class Hb	1,086,000	$1,141,185
China Mengniu Dairy Co. Ltd.	1,448,000	4,503,207
China Merchants Bank Co. Ltd. Class Ha	3,658,493	9,775,894
China Minsheng Banking Corp. Ltd. Class Ha	3,892,500	3,634,150
China Mobile Ltd.	4,887,000	49,433,880
China National Building Material Co. Ltd. Class H	724,000	1,366,812
China Oilfield Services Ltd. Class H	3,620,000	4,754,939
China Overseas Land & Investment Ltd.	4,409,760	9,449,405
China Petroleum & Chemical Corp. Class H	18,100,000	14,591,135
China Railway Construction Corp. Ltd. Class H	3,077,000	4,287,369
China Railway Group Ltd. Class H	4,344,000	3,244,547
China Resources Enterprise Ltd.	1,448,000	5,500,811
China Resources Land Ltd.[a]	2,172,000	4,609,493
China Resources Power Holdings Co. Ltd.	1,518,400	3,316,257
China Shenhua Energy Co. Ltd. Class H	3,077,000	11,847,722
China Shipping Container Lines Co. Ltd. Class Ha,b	12,308,000	4,548,891
China Shipping Development Co. Ltd. Class Ha	2,172,000	3,194,200
China Taiping Insurance Holdings Co. Ltd.[b]	1,448,000	4,885,466
China Travel International Investment Hong Kong Ltd.[a]	10,136,000	2,506,132
China Unicom (Hong Kong) Ltd.	1,448,000	1,957,916
China Yurun Food Group Ltd.	1,086,000	3,566,204
CITIC Pacific Ltd.	362,000	744,940
CNOOC Ltd.	15,566,000	26,219,291
CNPC (Hong Kong) Ltd.	6,516,000	8,491,761
COSCO Pacific Ltd.	724,000	988,281
Country Garden Holdings Co. Ltd.[a]	4,344,000	1,376,135

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2010

Security	Shares	Value
Datang International Power Generation Co. Ltd. Class Ha	4,344,000	$1,862,817
Denway Motors Ltd.	12,696,000	6,474,381
Dongfang Electric Corp. Ltd. Class H	1,448,000	4,978,701
Dongfeng Motor Group Co. Ltd. Class H	5,792,000	8,085,260
Fosun International Ltd.	5,249,000	4,015,126
Franshion Properties (China) Ltd.[a]	2,178,000	631,069
Fushan International Energy Group Ltd.	1,452,000	837,685
GOME Electrical Appliances Holdings Ltd.[a,b]	5,430,160	1,881,053
Guangdong Investment Ltd.[a]	3,620,000	1,813,403
Guangzhou R&F Properties Co. Ltd. Class H	1,592,800	2,494,198
Hengan International Group Co. Ltd.	724,000	6,237,361
Huabao International Holdings Ltd.	1,810,000	2,335,514
Huaneng Power International Inc. Class H	1,448,000	842,836
Industrial and Commercial Bank of China Ltd. Class H	39,820,000	30,408,299
Jiangsu Expressway Co. Ltd. Class H	724,000	704,850
Jiangxi Copper Co. Ltd. Class Ha	2,896,000	6,429,423
Kingboard Chemical Holdings Co. Ltd.	543,000	2,513,824
Lenovo Group Ltd.[a]	9,412,000	6,048,096
Li Ning Co. Ltd.	1,448,000	4,773,585
Longfor Properties Co. Ltd.	1,991,000	2,181,911
Maanshan Iron & Steel Co. Ltd. Class H	4,344,000	2,422,222
Metallurgical Corp. of China Ltd. Class Ha,b	2,896,000	1,350,030
Parkson Retail Group Ltd.	1,629,000	2,798,421
PetroChina Co. Ltd. Class H	19,548,000	22,177,593
PICC Property and Casualty Co. Ltd. Class Ha,b	2,896,000	2,931,280
Ping An Insurance (Group) Co. of China Ltd. Class Hc	823,500	6,824,146

Security	Shares	Value
Shanghai Electric Group Co. Ltd. Class H	7,240,000	$3,403,044
Shanghai Industrial Holdings Ltd.[a]	362,000	1,650,243
Shimao Property Holdings Ltd.	1,629,000	3,125,673
Shui On Land Ltd.	4,355,800	1,985,671
Sino-Ocean Land Holdings Ltd.[a]	5,792,000	4,423,025
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,344,000	1,694,996
Soho China Ltd.	7,059,000	4,354,265
Tencent Holdings Ltd.	1,086,000	20,935,715
Tingyi (Cayman Islands) Holding Corp.	2,896,000	7,346,846
Tsingtao Brewery Co. Ltd. Class H	724,000	3,431,014
Want Want China Holdings Ltd.	2,172,000	1,700,590
Yanzhou Coal Mining Co. Ltd. Class H	3,620,000	7,775,723
Zhejiang Expressway Co. Ltd. Class H	1,448,000	1,366,812
Zijin Mining Group Co. Ltd. Class H	5,188,000	3,347,140

		553,941,113

HONG KONG – 11.65%
ASM Pacific Technology Ltd.	181,000	1,654,905
Bank of East Asia Ltd. (The)	2,389,200	9,384,011
BOC Hong Kong (Holdings) Ltd.	3,620,000	9,295,439
Cathay Pacific Airways Ltd.	1,086,000	2,419,425
Cheung Kong (Holdings) Ltd.	724,000	8,750,019
CLP Holdings Ltd.	1,448,000	10,693,950
Esprit Holdings Ltd.	905,290	5,683,273
Foxconn International Holdings Ltd.[b]	1,086,000	763,587
Hang Lung Group Ltd.	1,448,000	8,502,949
Hang Lung Properties Ltd.	1,810,000	7,551,961
Hang Seng Bank Ltd.	579,200	8,025,591
Henderson Land Development Co. Ltd.	724,000	4,507,868
Hong Kong and China Gas Co. Ltd. (The)	3,620,400	9,044,706
Hong Kong Exchanges and Clearing Ltd.	1,267,000	20,835,488

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2010

Security	Shares	Value
Hongkong Electric Holdings Ltd.	543,000	$3,289,998
Hopewell Holdings Ltd.	1,448,000	4,577,794
Hutchison Whampoa Ltd.	1,448,000	9,565,818
Hysan Development Co. Ltd.	1,810,000	5,629,008
Kerry Properties Ltd.	905,000	4,562,643
Li & Fung Ltd.	2,896,000	13,276,535
Lifestyle International Holdings Ltd.	2,172,000	4,514,395
Link REIT (The)	3,258,000	8,474,979
Mongolia Energy Corp. Ltd.[b]	1,810,000	682,940
MTR Corp. Ltd.	724,000	2,545,291
New World Development Co. Ltd.	3,258,000	5,823,401
NWS Holdings Ltd.	1,810,000	3,384,397
Orient Overseas International Ltd.	724,000	5,659,309
Shangri-La Asia Ltd.	3,620,000	7,337,523
Sino Land Co. Ltd.	2,172,000	4,111,623
Sun Hung Kai Properties Ltd.	724,000	10,638,010
Swire Pacific Ltd. Class A	362,000	4,400,649
Television Broadcasts Ltd.	724,000	3,356,427
Wharf (Holdings) Ltd. (The)	1,086,000	5,943,673
Wheelock and Co. Ltd.	1,448,000	4,512,530
Wing Hang Bank Ltd.	543,000	5,863,259
Wynn Macau Ltd.[b]	1,448,000	2,465,109
Yue Yuen Industrial (Holdings) Ltd.	2,534,000	8,223,247

		235,951,730

INDIA – 11.59%
Axis Bank Ltd. SP GDR[d]	15,204	444,717
Dr. Reddy’s Laboratories Ltd. SP ADR	115,116	3,328,004
HDFC Bank Ltd. SP ADR	331,954	54,632,989
ICICI Bank Ltd. SP ADR	805,088	31,325,974
Infosys Technologies Ltd. SP ADR	756,580	45,757,958
Larsen & Toubro Ltd. SP GDR[d]	164,348	6,310,963
Mahanagar Telephone Nigam Ltd. SP ADR[a]	962,558	2,868,423
Mahindra & Mahindra Ltd. SP GDR	83,260	1,178,129

Security	Shares	Value
Ranbaxy Laboratories Ltd. SP GDR[b,d]	18,100	$175,570
Reliance Industries Ltd. SP GDR[e]	1,078,822	47,036,639
Satyam Computer Services Ltd. SP ADR[b]	357,863	1,771,422
State Bank of India SP GDR	20,272	2,179,240
Sterlite Industries (India) Ltd. SP ADR	273,672	4,135,184
Tata Motors Ltd. SP ADR[a]	204,530	3,867,662
Wipro Ltd. SP ADR[a]	2,178,617	29,629,191

		234,642,065

INDONESIA – 4.72%
PT Aneka Tambang Tbk	7,260,000	1,703,749
PT Astra Agro Lestari Tbk	1,270,500	2,768,593
PT Astra International Tbk	2,904,000	16,453,350
PT Bank Central Asia Tbk	10,777,000	7,165,799
PT Bank Danamon Indonesia Tbk	5,263,500	3,146,865
PT Bank Mandiri Tbk	8,243,000	5,526,960
PT Bank Rakyat Indonesia Tbk	5,528,000	6,115,796
PT Bumi Resources Tbk	16,153,500	3,104,880
PT Indocement Tunggal Prakarsa Tbk	3,993,000	7,541,119
PT Indofood Sukses Makmur Tbk	13,937,000	7,203,288
PT International Nickel Indonesia Tbk	4,080,000	1,880,762
PT Perusahaan Gas Negara Tbk	12,587,000	5,696,748
PT Semen Gresik (Persero) Tbk	4,887,000	5,051,657
PT Tambang Batubara Bukit Asam Tbk	3,620,000	6,755,769
PT Telekomunikasi Indonesia Tbk	1,448,000	1,367,335
PT Unilever Indonesia Tbk	1,633,500	3,094,130
PT United Tractors Tbk	4,887,333	11,005,170

		95,581,970

PHILIPPINE ISLANDS – 1.46%
Ayala Corp.	264,760	1,842,567
Ayala Land Inc.	3,149,400	1,010,850
Banco de Oro Unibank Inc.	1,963,600	2,013,175
Bank of the Philippine Islands	2,678,800	2,787,599

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2010

Security	Shares	Value
Energy Development Corp.	18,462,000	$1,791,483
Jollibee Foods Corp.	8,253,600	14,042,898
Manila Electric Co.	559,290	2,280,135
Metropolitan Bank & Trust Co.	2,539,600	3,345,247
SM Prime Holdings Inc.	1,810,000	421,207

		29,535,161

SINGAPORE – 8.87%
Ascendas Real Estate Investment Trust	2,603,535	4,059,795
CapitaLand Ltd.	2,896,500	8,436,718
CapitaMall Trust Management Ltd.	4,344,800	6,103,908
CapitaMalls Asia Ltd.	1,810,000	2,835,718
City Developments Ltd.	724,000	6,443,603
ComfortDelGro Corp. Ltd.	3,620,000	4,260,233
COSCO Corp. (Singapore) Ltd.[a]	2,896,000	3,493,391
DBS Group Holdings Ltd.	1,086,500	11,507,925
Fraser and Neave Ltd.	2,172,000	8,770,755
Genting Singapore PLC[b]	8,688,600	8,116,305
Golden Agri-Resources Ltd.	11,230,707	4,749,849
Jardine Cycle & Carriage Ltd.	362,000	9,532,272
Keppel Corp. Ltd.	1,448,000	9,947,644
Neptune Orient Lines Ltd.[a]	2,172,000	3,275,054
Noble Group Ltd.	4,444,363	5,393,843
Olam International Ltd.[a]	2,172,000	4,489,221
Oversea-Chinese Banking Corp. Ltd.	2,172,000	14,426,215
SembCorp Industries Ltd.	1,810,000	5,618,182
SembCorp Marine Ltd.	2,172,000	6,390,350
Singapore Exchange Ltd.[a]	1,448,000	8,158,347
Singapore Press Holdings Ltd.[a]	362,000	1,099,673
Singapore Technologies Engineering Ltd.	3,620,000	8,626,972
Singapore Telecommunications Ltd.	4,344,000	9,968,946
United Overseas Bank Ltd.	1,086,000	15,864,043
UOL Group Ltd.	1,086,000	3,155,235
Wilmar International Ltd.[a]	1,086,000	5,000,449

		179,724,646

SOUTH KOREA – 17.41%
KB Financial Group Inc. SP ADR	1,060,762	45,379,398

Security	Shares	Value
Korea Electric Power Corp. SP ADR[b]	2,251,292	$31,720,704
KT Corp. SP ADR	1,793,348	33,804,610
LG Display Co. Ltd. SP ADR[a]	1,122,924	17,259,342
POSCO SP ADR	467,342	48,608,241
Samsung Electronics Co. Ltd. SP GDR[a,d]	276,242	95,303,490
Shinhan Financial Group Co. Ltd. SP ADR	714,656	59,123,491
SK Telecom Co. Ltd. SP ADR	1,309,716	21,453,148

		352,652,424

TAIWAN – 13.28%
Advanced Semiconductor Engineering Inc. SP ADR	2,753,808	10,436,931
AU Optronics Corp. SP ADR[a]	2,177,104	20,682,488
Chunghwa Telecom Co. Ltd. SP ADR	2,830,159	59,857,863
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	4,158,294	35,719,745
Siliconware Precision Industries Co. Ltd. SP ADR	3,462,168	16,895,380
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	8,347,500	84,309,750
United Microelectronics Corp. SP ADR[a]	13,566,674	41,107,022

		269,009,179

THAILAND – 2.59%
Bangkok Bank PCL NVDR	472,025	1,996,326
Bank of Ayudhya PCL NVDR	5,413,400	3,455,183
Banpu PCL NVDR	544,500	10,527,281
BEC World PCL NVDR	4,653,200	4,325,205
CP All PCL NVDR	8,667,400	8,660,686
Glow Energy PCL NVDR	580,800	724,313
IRPC PCL NVDR	13,735,400	1,651,227
Kasikornbank PCL NVDR	1,722,875	5,338,110
Krung Thai Bank PCL NVDR	7,114,800	2,865,760
PTT Aromatics & Refining PCL NVDR	2,879,400	2,078,699
PTT Chemical PCL NVDR	109,900	343,916
PTT Exploration & Production PCL NVDR	1,612,400	7,443,768

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

July 31, 2010

Security	Shares	Value
PTT PCL NVDR	144,800	$1,139,557
Thai Oil PCL NVDR	1,457,300	1,986,714

		52,536,745

TOTAL COMMON STOCKS
(Cost: $1,826,784,213)		2,003,575,033

EXCHANGE-TRADED FUNDS – 0.80%
iShares MSCI Malaysia Index Fund[f]	1,318,215	16,174,498

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,276,738)		16,174,498

SHORT-TERM INVESTMENTS – 5.45%

MONEY MARKET FUNDS – 5.45%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.26%[f,g,h]	87,886,127	87,886,127
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[f,g,h]	18,540,265	18,540,265
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.12%[f,g]	3,907,241	3,907,241

		110,333,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,333,633)		110,333,633

TOTAL INVESTMENTS IN SECURITIES – 105.17%
(Cost: $1,947,394,584)		2,130,083,164

Other Assets, Less Liabilities – (5.17)%		(104,643,667)

NET ASSETS – 100.00%		$2,025,439,497

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.16%

AUSTRALIA – 8.05%
Aristocrat Leisure Ltd.	107,116	$328,717
Asciano Group[a]	778,665	1,191,258
AXA Asia Pacific Holdings Ltd.	178,242	876,150
BHP Billiton Ltd.	879,986	31,959,886
Billabong International Ltd.	34,221	282,524
BlueScope Steel Ltd.[a]	466,894	1,001,694
Boral Ltd.	189,515	727,408
Brambles Ltd.	375,943	1,837,741
Coca-Cola Amatil Ltd.	143,716	1,492,234
Cochlear Ltd.	15,372	983,548
Computershare Ltd.	117,979	1,079,753
CSL Ltd.	145,790	4,373,698
Energy Resources of Australia Ltd.	16,958	211,540
Fortescue Metals Group Ltd.[a]	319,152	1,239,434
Insurance Australia Group Ltd.	180,011	555,676
James Hardie Industries SEa	115,046	677,986
Leighton Holdings Ltd.	35,014	934,727
Macarthur Coal Ltd.	33,245	376,188
Macquarie Group Ltd.	56,547	1,904,237
MAp Group	109,739	294,050
Newcrest Mining Ltd.	126,392	3,742,559
OneSteel Ltd.	177,144	479,475
Origin Energy Ltd.	231,983	3,242,440
OZ Minerals Ltd.[a]	832,894	927,392
Paladin Energy Ltd.[a]	178,669	622,699
Qantas Airways Ltd.[a]	326,899	730,936
Rio Tinto Ltd.	114,131	7,295,220
Santos Ltd.	75,152	904,817
Sims Metal Management Ltd.	43,310	697,874
Toll Holdings Ltd.	118,340	636,336
Transurban Group	337,269	1,367,801
Westpac Banking Corp.	779,946	16,938,046
Woodside Petroleum Ltd.	142,580	5,369,335
Woolworths Ltd.	325,688	7,603,642
WorleyParsons Ltd.	51,179	1,072,071

		103,959,092

AUSTRIA – 0.36%
IMMOFINANZ AGa	264,496	870,078

Security	Shares	Value
Raiffeisen International Bank Holding AG	14,457	$656,950
Telekom Austria AG	89,121	1,147,136
Verbund AGb	20,069	711,953
Vienna Insurance Group AG	6,039	286,617
voestalpine AG	29,463	942,337

		4,615,071

BELGIUM – 0.95%
Anheuser-Busch InBev NV	189,161	10,014,047
Colruyt SA	3,904	961,533
Mobistar SA	5,002	288,099
Umicore	30,500	1,028,352

		12,292,031

DENMARK – 1.80%
A.P. Moller – Maersk A/S Class A	122	1,002,741
A.P. Moller – Maersk A/S Class B	366	3,085,648
Coloplast A/S Class B	6,100	633,511
Danske Bank A/Sa	118,889	2,799,932
DSV A/S	57,356	1,022,862
Novo Nordisk A/S Class B	114,924	9,827,579
Novozymes A/S Class B	12,087	1,543,750
TrygVesta A/S	4,270	259,206
Vestas Wind Systems A/Sa	53,624	2,606,406
William Demant Holding A/Sa	6,283	460,277

		23,241,912

FINLAND – 0.53%
Elisa OYJ[a]	34,770	689,441
Kesko OYJ Class B	17,385	674,040
Kone OYJ Class B	40,931	1,867,438
Metso OYJ	22,143	872,937
Neste Oil OYJ	34,160	503,336
Nokian Renkaat OYJ	28,431	797,469
Outokumpu OYJ	11,773	195,098
Stora Enso OYJ Class R	154,513	1,251,077

		6,850,836

FRANCE – 7.77%
Accor SA	38,369	1,242,430
Aeroports de Paris	8,074	594,944
Air France-KLM[a]	14,762	220,398
Alcatel-Lucent[a]	303,414	907,976

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
ALSTOM	53,863	$2,818,136
Atos Origin SAa	11,956	513,238
BioMerieux SA	2,867	291,078
BNP Paribas	86,803	5,960,813
Bureau Veritas SA	12,566	758,959
Cap Gemini SA	19,642	934,532
Carrefour SA	157,075	7,228,813
Christian Dior SA	16,897	1,830,635
Compagnie Generale de Geophysique-Veritas[a]	38,186	737,525
Compagnie Generale des Etablissements Michelin Class B	38,674	2,945,477
Credit Agricole SA	84,058	1,150,958
Danone SA	152,817	8,568,833
Dassault Systemes SA	15,501	1,007,413
Edenred SAa	38,369	674,826
Eiffage SA	10,980	553,880
Electricite de France	67,344	2,861,941
Eramet	1,403	388,322
Essilor International SA	53,253	3,330,144
Eurazeo	7,942	505,805
Eutelsat Communications	26,474	977,628
Groupe Eurotunnel SA	128,466	945,615
Hermes International	13,847	2,374,949
Icade	6,100	579,819
Iliad SA	4,148	365,041
Imerys SA	9,943	577,996
Ipsen SA	7,564	251,484
JCDecaux SAa	17,568	451,114
L’Air Liquide SA	74,835	8,420,646
Legrand SA	34,953	1,137,281
L’Oreal SA	62,891	6,597,357
LVMH Moet Hennessy Louis Vuitton SA	64,233	7,834,379
M6-Metropole Television	6,283	139,276
Natixis[a]	107,482	574,393
Pernod Ricard SA	51,870	4,058,629
Publicis Groupe SA	34,343	1,547,404
Renault SAa	50,386	2,247,284
Safran SA	44,896	1,211,338
SES SA FDR	80,093	1,977,863
Societe BIC	6,405	476,467

Security	Shares	Value
Societe Generale	57,462	$3,311,498
Societe Television Francaise 1	31,293	497,580
Sodexo	24,591	1,548,836
STMicroelectronics NV	110,614	912,059
Suez Environnement SA	24,705	459,611
Technip SA	25,559	1,701,541
Thales SA	7,198	242,832
Vallourec SA	28,914	2,814,263

		100,261,259

GERMANY – 5.57%
Adidas AG	54,778	2,965,920
Bayerische Motoren Werke AG	87,108	4,688,037
Beiersdorf AG	26,131	1,547,276
Celesio AG	10,065	234,914
Commerzbank AGa	181,780	1,643,552
Continental AGa	4,575	291,757
Daimler AG Registered	154,208	8,312,328
Deutsche Boerse AG	50,935	3,564,758
Deutsche Lufthansa AG Registered	65,758	1,068,727
Deutsche Postbank AGa	21,838	696,185
Fraport AG	3,172	164,535
Fresenius Medical Care AG & Co. KGaA	50,520	2,771,244
Fresenius SE	4,697	327,380
GEA Group AG	22,021	498,184
HeidelbergCement AG	36,417	1,833,476
Henkel AG & Co. KGaA	33,611	1,393,347
Hochtief AG	12,089	783,461
Infineon Technologies AGa	292,365	1,972,645
K+S AG	37,395	1,984,780
Linde AG	28,731	3,366,896
Merck KGaA	16,531	1,470,949
METRO AG	34,282	1,902,403
Puma AG	1,346	393,238
QIAGEN NVa	60,817	1,129,458
SAP AG	224,785	10,261,460
Siemens AG Registered	141,093	13,747,596
Suedzucker AG	17,326	334,183
ThyssenKrupp AG	42,700	1,266,685
TUI AGa	18,422	193,969
United Internet AG Registered	33,306	412,215

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
Wacker Chemie AG	4,087	$655,718

		71,877,276

GREECE – 0.15%
Coca-Cola Hellenic Bottling Co. SA SP ADR	47,246	1,125,872
OPAP SA	28,060	414,917
Piraeus Bank SAa	54,900	362,625

		1,903,414

HONG KONG – 2.41%
ASM Pacific Technology Ltd.	61,000	557,730
Bank of East Asia Ltd. (The)	390,400	1,533,366
BOC Hong Kong (Holdings) Ltd.	976,000	2,506,174
Cathay Pacific Airways Ltd.	122,000	271,795
Esprit Holdings Ltd.	305,030	1,914,932
Foxconn International Holdings Ltd.[a]	610,000	428,903
Hang Lung Properties Ltd.[b]	549,000	2,290,622
Hong Kong and China Gas Co. Ltd. (The)	1,159,623	2,897,042
Hong Kong Exchanges and Clearing Ltd.	274,500	4,514,082
Kerry Properties Ltd.	183,000	922,612
Li & Fung Ltd.[b]	621,200	2,847,853
Lifestyle International Holdings Ltd.	152,500	316,964
Mongolia Energy Corp. Ltd.[a]	305,000	115,081
MTR Corp. Ltd.	183,000	643,354
PCCW Ltd.	427,000	131,420
Sands China Ltd.[a]	536,800	829,526
Shangri-La Asia Ltd.	252,000	510,789
Sun Hung Kai Properties Ltd.	372,000	5,465,939
Swire Pacific Ltd. Class A	91,500	1,112,319
Wing Hang Bank Ltd.	61,000	658,672
Wynn Macau Ltd.[a]	414,800	706,165

		31,175,340

IRELAND – 0.45%
CRH PLC	185,806	3,880,351
Elan Corp. PLC[a]	135,908	637,419
Kerry Group PLC Class A	39,284	1,248,772

		5,766,542

ISRAEL – 0.81%
Cellcom Israel Ltd.	12,444	344,633

Security	Shares	Value
Delek Group Ltd. (The)	1,037	$241,413
Elbit Systems Ltd.	6,161	341,092
Israel Chemicals Ltd.	117,242	1,454,477
Makhteshim-Agan Industries Ltd.	64,599	225,554
NICE Systems Ltd.[a]	5,551	160,047
Teva Pharmaceutical Industries Ltd.	158,722	7,708,335

		10,475,551

ITALY – 1.31%
Assicurazioni Generali SpA	304,024	6,123,435
Atlantia SpA	32,857	643,376
Autogrill SpA[a]	30,935	382,870
Banca Popolare di Milano Scrl	40,199	212,889
Exor SpA	15,250	304,373
Fiat SpA	130,559	1,672,007
Luxottica Group SpA	30,805	801,050
Pirelli & C. SpA	30,716	214,690
Prysmian SpA	48,318	817,074
Saipem SpA	68,503	2,463,182
Tenaris SA	123,464	2,465,814
Unione di Banche Italiane ScpA	78,568	842,921

		16,943,681

JAPAN – 21.57%
ABC-Mart Inc.	6,100	197,796
Advantest Corp.	18,300	394,255
AEON Credit Service Co. Ltd.	12,200	122,056
AEON Mall Co. Ltd.	19,900	434,925
Aisin Seiki Co. Ltd.	48,800	1,359,935
Alfresa Holdings Corp.	6,100	280,152
All Nippon Airways Co. Ltd.[a]	244,000	824,971
Amada Co. Ltd.	61,000	397,704
Asahi Breweries Ltd.	103,700	1,832,041
Asahi Glass Co. Ltd.	183,000	1,858,297
ASICS Corp.	26,000	256,220
Benesse Holdings Inc.	18,300	807,726
Bridgestone Corp.	170,800	3,049,015
Brother Industries Ltd.	61,000	651,812
Canon Inc.	298,900	12,985,905
Central Japan Railway Co.	373	3,030,141
Chiyoda Corp.	61,000	437,826
Chugai Pharmaceutical Co. Ltd.	61,000	1,064,297

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
Daido Steel Co. Ltd.	61,000	$290,711
Daikin Industries Ltd.	61,000	2,256,001
Daito Trust Construction Co. Ltd.	12,200	661,666
Dena Co. Ltd.	18,300	506,386
Denso Corp.	128,100	3,661,478
Dentsu Inc.	24,400	606,199
Dowa Holdings Co. Ltd.	61,000	320,275
East Japan Railway Co.	91,500	5,881,087
FamilyMart Co. Ltd.	18,300	652,516
Fanuc Ltd.	50,300	5,926,183
Fast Retailing Co. Ltd.	12,500	1,865,047
FUJIFILM Holdings Corp.	122,000	3,801,062
Furukawa Electric Co. Ltd.	61,000	270,298
GS Yuasa Corp.	122,000	785,553
Hakuhodo DY Holdings Inc.	6,100	309,716
Hankyu Hanshin Holdings Inc.	308,000	1,389,661
Hirose Electric Co. Ltd.	6,700	677,267
Hisamitsu Pharmaceutical Co. Inc.	18,300	709,531
Hitachi Construction Machinery Co. Ltd.	24,900	505,126
Hitachi High-Technologies Corp.	18,300	348,431
Hitachi Ltd.[a]	427,000	1,734,410
Hitachi Metals Ltd.	61,000	691,230
Honda Motor Co. Ltd.	433,100	13,538,748
Hoya Corp.	115,900	2,749,716
IBIDEN Co. Ltd.	36,600	1,090,060
IHI Corp.	366,000	641,957
INPEX Corp.[b]	244	1,188,184
Isetan Mitsukoshi Holdings Ltd.	97,600	919,012
Isuzu Motors Ltd.	183,000	536,372
ITO EN Ltd.	6,100	95,660
Itochu Techno-Solutions Corp.	6,100	221,729
Iyo Bank Ltd. (The)	61,000	539,188
JAFCO Co. Ltd.	200	4,720
Japan Steel Works Ltd. (The)	61,000	587,053
Japan Tobacco Inc.	1,220	3,913,686
JFE Holdings Inc.	122,000	3,765,867
JGC Corp.	62,000	1,022,363
JS Group Corp.	42,700	858,829
JSR Corp.	49,600	866,541
JTEKT Corp.	48,800	472,458

Security	Shares	Value
Jupiter Telecommunications Co. Ltd.	649	$665,027
Kao Corp.	140,300	3,309,176
Kawasaki Heavy Industries Ltd.	366,000	912,255
Kawasaki Kisen Kaisha Ltd.[a]	122,000	519,478
Keihin Electric Express Railway Co. Ltd.	122,000	1,134,687
Keio Corp.	122,000	819,340
Keisei Electric Railway Co. Ltd.	61,000	367,436
Keyence Corp.	12,225	2,807,264
Kikkoman Corp.	61,000	644,773
Kintetsu Corp.	305,000	981,941
Kobe Steel Ltd.	305,000	637,030
Komatsu Ltd.	250,100	5,240,960
Konica Minolta Holdings Inc.	126,500	1,328,352
Kurita Water Industries Ltd.	30,500	845,736
Kyocera Corp.	42,700	3,798,950
Kyowa Hakko Kirin Co. Ltd.	61,000	622,952
Mabuchi Motor Co. Ltd.	6,100	305,845
Makita Corp.	30,500	878,468
Matsui Securities Co. Ltd.	36,600	215,816
McDonald’s Holdings Co. (Japan) Ltd.	18,300	407,981
Medipal Holdings Corp.	18,300	212,015
Minebea Co. Ltd.	61,000	335,760
Mitsubishi Chemical Holdings Corp.	305,000	1,569,698
Mitsubishi Electric Corp.	488,000	4,240,295
Mitsubishi Estate Co. Ltd.	310,000	4,357,028
Mitsubishi Gas Chemical Co. Inc.	61,000	341,392
Mitsubishi Heavy Industries Ltd.	793,000	2,964,828
Mitsubishi Materials Corp.[a]	305,000	809,485
Mitsubishi Motors Corp.[a]	1,037,000	1,352,192
Mitsui Engineering & Shipbuilding Co. Ltd.	122,000	253,404
Mitsui Fudosan Co. Ltd.	207,500	3,064,851
Mitsui O.S.K. Lines Ltd.	305,000	2,058,908
Mitsumi Electric Co. Ltd.	12,200	203,286
Mizuho Trust & Banking Co. Ltd.[a]	366,000	308,308
Murata Manufacturing Co. Ltd.	54,900	2,705,089
NGK Insulators Ltd.	61,000	1,029,102

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
NHK Spring Co. Ltd.	61,000	$558,897
Nidec Corp.	31,400	2,938,541
Nikon Corp.	85,400	1,480,161
Nippon Building Fund Inc.	61	518,071
Nippon Electric Glass Co. Ltd.	69,500	882,985
Nippon Sheet Glass Co. Ltd.	183,000	449,792
Nippon Steel Corp.	1,342,000	4,568,313
Nippon Yusen K.K.	183,000	772,883
Nissan Chemical Industries Ltd.	61,000	722,906
Nissan Motor Co. Ltd.[a]	329,400	2,523,905
Nissha Printing Co. Ltd.	6,100	164,924
Nissin Foods Holdings Co. Ltd.	18,300	638,790
Nitori Co. Ltd.	9,350	803,802
Nitto Denko Corp.	42,700	1,475,234
NOK Corp.	30,500	498,009
Nomura Real Estate Holdings Inc.	24,400	299,580
Nomura Research Institute Ltd.	24,900	492,483
NSK Ltd.	122,000	865,797
NTT Data Corp.	311	1,126,863
NTT Urban Development Corp.	305	246,717
Odakyu Electric Railway Co. Ltd.	183,000	1,666,132
Olympus Corp.	30,500	815,117
Omron Corp.	54,900	1,320,235
Oracle Corp. Japan	6,100	322,738
Oriental Land Co. Ltd.	13,100	1,091,415
Otsuka Corp.	1,600	104,131
Panasonic Electric Works Co. Ltd.	122,000	1,547,173
Rakuten Inc.	1,916	1,463,642
Resona Holdings Inc.	79,300	868,402
Ricoh Co. Ltd.	183,000	2,527,706
Rinnai Corp.	12,200	652,516
Rohm Co. Ltd.	12,200	767,251
Santen Pharmaceutical Co. Ltd.	18,300	610,704
SANYO Electric Co. Ltd.[a]	495,000	776,829
Sapporo Holdings Ltd.	61,000	292,823
SBI Holdings Inc.	2,257	299,249
Secom Co. Ltd.	54,900	2,511,868
Seven & I Holdings Co. Ltd.	201,300	4,806,020
Seven Bank Ltd.	61	111,920
Sharp Corp.	244,000	2,666,374
Shikoku Electric Power Co. Inc.	30,500	897,121

Security	Shares	Value
Shimadzu Corp.	61,000	$465,982
Shimamura Co. Ltd.	6,200	560,189
Shimano Inc.	18,300	927,037
Shimizu Corp.	122,000	460,351
Shin-Etsu Chemical Co. Ltd.	109,800	5,454,524
Shinko Electric Industries Co. Ltd.	18,300	241,367
Shionogi & Co. Ltd.	78,200	1,589,988
Shiseido Co. Ltd.	91,500	2,042,015
Showa Denko K.K.	366,000	722,202
SMC Corp.	12,900	1,702,931
SoftBank Corp.	213,500	6,368,538
Sony Corp.	268,400	8,377,821
Sony Financial Holdings Inc.	248	897,161
Square Enix Holdings Co. Ltd.	18,300	352,021
Stanley Electric Co. Ltd.	36,600	632,243
Sumco Corp.[a]	30,500	577,198
Sumitomo Chemical Co. Ltd.	427,000	1,847,738
Sumitomo Electric Industries Ltd.	128,600	1,498,800
Sumitomo Heavy Industries Ltd.	122,000	712,347
Sumitomo Metal Industries Ltd.	915,000	2,206,727
Sumitomo Metal Mining Co. Ltd.	122,500	1,625,606
Sumitomo Realty & Development Co. Ltd.	61,000	1,095,269
Suruga Bank Ltd.	61,000	548,338
Suzuki Motor Corp.	85,400	1,783,683
Sysmex Corp.	6,100	349,838
Taiheiyo Cement Corp.[a]	61,000	82,356
Taiyo Nippon Sanso Corp.	61,000	532,853
Takashimaya Co. Ltd.	61,000	471,613
TDK Corp.	30,500	1,833,660
Teijin Ltd.	61,000	193,573
Terumo Corp.	42,700	2,234,532
THK Co. Ltd.	30,500	600,779
Tobu Railway Co. Ltd.	199,000	1,138,980
Toho Co. Ltd.	30,500	501,881
Toho Gas Co. Ltd.	61,000	307,604
Tokio Marine Holdings Inc.	189,100	5,162,827
Tokyo Electron Ltd.	43,200	2,313,039
Tokyo Gas Co. Ltd.	671,000	3,042,961
Tokyu Corp.	305,000	1,309,255
Toray Industries Inc.	366,000	1,955,435

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
Toshiba Corp.[a]	671,000	$3,499,792
TOTO Ltd.	61,000	414,597
Toyoda Gosei Co. Ltd.	18,600	463,605
Toyota Boshoku Corp.	18,300	288,458
Toyota Industries Corp.	48,800	1,312,070
Toyota Tsusho Corp.	18,300	277,477
Trend Micro Inc.	24,900	732,691
Tsumura & Co.	18,300	548,831
Ube Industries Ltd.	254,000	633,095
Unicharm Corp.	12,200	1,447,219
Ushio Inc.	30,500	516,663
Yahoo! Japan Corp.	3,853	1,478,332
Yakult Honsha Co. Ltd.	24,400	703,619
Yamada Denki Co. Ltd.	21,500	1,448,881
Yamaha Corp.	42,700	472,528
Yamaha Motor Co. Ltd.[a]	36,600	473,443
Yamato Holdings Co. Ltd.	54,900	679,123
Yamato Kogyo Co. Ltd.	12,200	296,764
Yaskawa Electric Corp.	62,000	465,751
Yokogawa Electric Corp.	36,600	216,238

		278,334,617

NETHERLANDS – 3.41%
AEGON NVa	407,053	2,447,905
ASML Holding NV	114,533	3,651,257
Fugro NV CVA	17,425	919,743
Heineken Holding NV	28,243	1,107,529
Heineken NV	64,599	2,922,862
Koninklijke Ahold NV	314,455	4,035,269
Koninklijke KPN NV	211,304	2,940,064
Koninklijke Philips Electronics NV	257,176	8,011,019
Randstad Holding NVa	28,548	1,282,020
Royal Boskalis Westminster NV CVA	6,100	251,803
Royal Vopak NV	18,544	753,402
SBM Offshore NV	15,311	241,460
TNT NV	98,454	2,937,288
Unilever NV CVA	427,427	12,570,932

		44,072,553

NEW ZEALAND – 0.11%
Auckland International Airport Ltd.	77,474	111,114

Security	Shares	Value
Contact Energy Ltd.[a]	76,250	$314,821
Fletcher Building Ltd.	106,262	584,979
Sky City Entertainment Group Ltd.	162,138	355,857

		1,366,771

NORWAY – 0.57%
Aker Solutions ASA	43,859	568,702
Norsk Hydro ASA	236,467	1,273,191
Renewable Energy Corp. ASA[a]	134,200	369,457
Seadrill Ltd.	46,116	1,070,646
Telenor ASA	138,714	2,141,247
Yara International ASA	50,264	1,895,256

		7,318,499

PORTUGAL – 0.31%
CIMPOR – Cimentos de Portugal SGPS SA	55,876	339,808
EDP Renovaveis SAa	61,671	368,221
Galp Energia SGPS SA Class B	59,231	968,435
Jeronimo Martins SGPS SA	59,414	649,037
Portugal Telecom SGPS SA Registered	151,829	1,670,643

		3,996,144

SINGAPORE – 1.66%
CapitaLand Ltd.	244,000	710,706
CapitaMalls Asia Ltd.	366,000	573,410
City Developments Ltd.	122,000	1,085,800
ComfortDelGro Corp. Ltd.	488,000	574,308
COSCO Corp. (Singapore) Ltd.	244,000	294,333
Genting Singapore PLC[a]	1,586,000	1,481,534
Golden Agri-Resources Ltd.	1,830,600	774,223
Jardine Cycle & Carriage Ltd.	28,000	737,303
Keppel Corp. Ltd.	366,000	2,514,391
Keppel Land Ltd.	183,000	543,798
Neptune Orient Lines Ltd.	122,000	183,958
Noble Group Ltd.[b]	815,181	989,334
Olam International Ltd.[b]	305,000	630,392
SembCorp Industries Ltd.	244,000	757,368
SembCorp Marine Ltd.	183,000	538,413
Singapore Airlines Ltd.	122,000	1,401,670
Singapore Exchange Ltd.[b]	244,000	1,374,749
Singapore Press Holdings Ltd.[b]	244,000	741,216

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
Singapore Technologies Engineering Ltd.	427,000	$1,017,601
United Overseas Bank Ltd.	183,000	2,673,223
Wilmar International Ltd.	305,000	1,404,362
Yangzijiang Shipbuilding (Holdings) Ltd.	366,000	390,350

		21,392,442

SPAIN – 1.07%
Abertis Infraestructuras SA	76,694	1,295,923
Acciona SA	6,588	580,544
Acerinox SA	7,381	126,787
Actividades de Construcciones y Servicios SA	36,417	1,579,413
Banco de Valencia SAb	32,348	194,279
Enagas SA	46,116	850,732
Ferrovial SA	116,739	1,023,854
Gamesa Corporacion Tecnologica SA	52,216	455,645
Gestevision Telecinco SA	17,141	196,381
Grifols SA	38,552	429,579
Iberdrola Renovables SA	227,472	795,998
Iberia Lineas Aereas de Espana SAa	80,093	272,341
Indra Sistemas SA	25,193	411,581
Industria de Diseno Textil SA	57,594	3,807,948
Red Electrica Corporacion SA	28,614	1,252,551
Zardoya Otis SA	35,319	550,783
Zardoya Otis SA Temporary[a,c]	1,765	27,524

		13,851,863

SWEDEN – 2.95%
Alfa Laval AB	86,376	1,336,903
Assa Abloy AB Class B	83,082	1,835,222
Atlas Copco AB Class A	173,911	2,840,885
Atlas Copco AB Class B	103,700	1,546,230
Electrolux AB Class B	62,403	1,389,658
Getinge AB Class B	52,460	1,159,529
Hennes & Mauritz AB Class B	267,729	8,420,979
Husqvarna AB Class B	107,360	757,337
Investor AB Class B	122,366	2,303,539
Kinnevik Investment AB Class B	26,352	494,254
Millicom International Cellular SA SDR	20,008	1,848,659

Security	Shares	Value
Modern Times Group MTG AB Class B	8,662	$542,262
Ratos AB Class B	7,503	213,993
Sandvik AB	267,241	3,446,900
Scania AB Class B	85,095	1,566,603
SKF AB Class B	104,249	1,988,442
SSAB AB Class A	44,957	649,816
SSAB AB Class B	18,971	243,640
Swedbank AB Class Aa	62,895	718,141
Swedish Match AB	61,901	1,459,818
Tele2 AB Class B	81,801	1,448,256
Volvo AB Class B	147,404	1,833,949

		38,045,015

SWITZERLAND – 12.68%
ABB Ltd. Registered[a]	581,229	11,677,356
Actelion Ltd. Registered[a]	27,328	1,100,434
Adecco SA Registered	11,122	564,471
Aryzta AG	21,228	864,337
Compagnie Financiere Richemont SA Class A Bearer Units	138,836	5,394,202
Geberit AG Registered	10,071	1,639,275
Givaudan SA Registered	1,989	1,825,032
Holcim Ltd. Registered	64,904	4,317,628
Julius Baer Group Ltd.	54,839	1,910,520
Kuehne & Nagel International AG Registered	14,094	1,504,707
Lindt & Spruengli AG Participation Certificates	244	546,653
Logitech International SA Registered[a]	47,458	742,545
Lonza Group AG Registered	6,015	465,103
Nestle SA Registered	911,401	44,862,271
Nobel Biocare Holding AG Registered	33,411	560,123
Novartis AG Registered	554,734	26,802,202
Pargesa Holding SA Bearer	4,697	321,439
Roche Holding AG Genusschein	184,647	23,913,662
Schindler Holding AG Participation Certificates	12,509	1,116,693
Schindler Holding AG Registered	4,819	421,447
SGS SA Registered	1,464	2,047,151

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
Sika AG Bearer	549	$1,028,998
Sonova Holding AG Registered	12,257	1,480,798
Straumann Holding AG Registered	2,059	449,290
Swatch Group AG (The) Bearer	8,107	2,499,707
Swatch Group AG (The) Registered	10,655	596,273
Swiss Reinsurance Co. Registered	32,757	1,502,204
Syngenta AG Registered	25,010	5,498,017
Synthes Inc.	15,391	1,762,334
UBS AG Registered[a]	955,870	16,262,352

		163,677,224
UNITED KINGDOM – 24.67%
Admiral Group PLC	51,895	1,176,830
Aggreko PLC	68,869	1,652,350
AMEC PLC	89,243	1,220,135
Anglo American PLC[a]	344,955	13,638,208
Antofagasta PLC	102,663	1,588,512
ARM Holdings PLC	338,306	1,738,873
Associated British Foods PLC	32,086	516,066
Autonomy Corp. PLC[a]	57,767	1,488,213
Babcock International Group PLC	94,278	817,974
BAE Systems PLC	322,995	1,580,252
Balfour Beatty PLC	96,014	374,566
Barclays PLC	3,002,054	15,646,648
BG Group PLC	884,195	14,145,097
BHP Billiton PLC	580,293	17,735,171
British Airways PLC[a,b]	115,107	395,871
British American Tobacco PLC	523,868	18,000,227
British Sky Broadcasting Group PLC	299,022	3,329,601
Bunzl PLC	84,795	916,302
Burberry Group PLC	113,887	1,500,886
Cairn Energy PLC[a]	366,183	2,677,001
Capita Group PLC	165,798	1,866,928
Capital Shopping Centres Group PLC	73,456	394,010
Carnival PLC	44,591	1,606,181
Centrica PLC	1,344,318	6,398,117
Cobham PLC	307,013	1,141,931

Security	Shares	Value
Compass Group PLC	494,283	$4,102,712
Diageo PLC	657,153	11,392,882
Eurasian Natural Resources Corp. PLC	68,015	965,588
Experian PLC	272,243	2,675,407
FirstGroup PLC	84,912	489,236
Fresnillo PLC	46,360	748,551
G4S PLC	376,134	1,523,318
GlaxoSmithKline PLC	1,363,289	23,720,371
ICAP PLC	142,138	892,635
Imperial Tobacco Group PLC	267,302	7,551,935
Inmarsat PLC	113,765	1,313,094
InterContinental Hotels Group PLC	68,564	1,184,380
International Power PLC	143,167	802,686
Invensys PLC	206,752	864,531
Investec PLC	113,887	882,874
ITV PLC[a]	983,198	796,070
J Sainsbury PLC	318,312	1,712,875
Johnson Matthey PLC	56,934	1,507,769
Kazakhmys PLC	56,664	1,079,097
Kingfisher PLC	615,953	2,076,879
Lloyds Banking Group PLC[a]	10,520,121	11,410,974
London Stock Exchange Group PLC	36,844	373,328
Lonmin PLC[a]	40,687	1,000,403
Man Group PLC	297,375	1,012,007
Marks & Spencer Group PLC	208,864	1,126,539
National Grid PLC	598,488	4,775,503
Next PLC	48,251	1,624,667
Pearson PLC	215,940	3,346,327
Petrofac Ltd.	68,930	1,349,391
Randgold Resources Ltd.	23,851	2,140,330
Reckitt Benckiser Group PLC	160,552	7,857,515
Reed Elsevier PLC	115,001	994,169
Resolution Ltd.	22,114	82,530
Rio Tinto PLC	379,847	19,657,756
Rolls-Royce Group PLC[a]	484,401	4,399,998
SABMiller PLC	248,761	7,534,566
Sage Group PLC (The)	347,707	1,300,915
Schroders PLC	29,707	599,231
Scottish & Southern Energy PLC	118,706	2,059,833
Serco Group PLC	131,217	1,137,437

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2010

Security	Shares	Value
Severn Trent PLC	62,830	$1,289,015
Shire PLC	145,790	3,322,081
Smith & Nephew PLC	232,654	2,020,373
Smiths Group PLC	100,772	1,761,260
Standard Chartered PLC	530,517	15,304,122
Tesco PLC	2,095,167	12,818,168
Thomas Cook Group PLC	230,641	656,674
Tomkins PLC	152,805	775,358
Tullow Oil PLC	229,360	4,421,761
Unilever PLC	336,903	9,555,267
Vedanta Resources PLC	31,476	1,203,280
Whitbread PLC	46,812	1,032,237
Wm Morrison Supermarkets PLC	559,919	2,323,756
Wolseley PLC[a]	75,213	1,693,836
Xstrata PLC	538,996	8,572,055

		318,361,502

TOTAL COMMON STOCKS
(Cost: $1,263,555,336)		1,279,778,635

PREFERRED STOCKS – 0.36%

GERMANY – 0.36%
Bayerische Motoren Werke AG	13,679	500,414
Fresenius SE	20,740	1,472,864
Henkel AG & Co. KGaA	46,848	2,324,463
Porsche Automobil Holding SE	7,442	376,377

		4,674,118

TOTAL PREFERRED STOCKS
(Cost: $4,603,990)		4,674,118

RIGHTS – 0.04%

UNITED KINGDOM – 0.04%
Resolution Ltd.[a]	375,947	512,231

		512,231

TOTAL RIGHTS
(Cost: $522,274)		512,231

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.47%

MONEY MARKET FUNDS – 0.47%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[d,e,f]	4,955,411	$4,955,411
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[d,e,f]	1,045,383	1,045,383
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	69,743	69,743

		6,070,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,070,537)		6,070,537

TOTAL INVESTMENTS IN SECURITIES – 100.03%
(Cost: $1,274,752,137)		1,291,035,521

Other Assets, Less Liabilities – (0.03)%		(395,543)

NET ASSETS – 100.00%		$1,290,639,978

FDR – Fiduciary Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.08%

AUSTRALIA – 8.43%
AGL Energy Ltd.	111,144	$1,486,056
Alumina Ltd.	633,204	888,472
Amcor Ltd.	306,372	1,819,372
AMP Ltd.	520,212	2,495,886
ASX Ltd.	44,418	1,162,051
Australia and New Zealand Banking Group Ltd.	643,038	13,417,639
AXA Asia Pacific Holdings Ltd.	94,512	464,574
Bendigo and Adelaide Bank Ltd.	86,526	641,504
BGP Holdings PLC[a]	2,256,851	294
Billabong International Ltd.	18,150	149,844
Caltex Australia Ltd.	32,802	304,957
CFS Retail Property Trust	426,888	726,508
Commonwealth Bank of Australia	389,532	18,533,909
Crown Ltd.	112,662	811,819
CSR Ltd.	386,100	601,169
Dexus Property Group	1,243,770	917,627
Fairfax Media Ltd.[b]	549,450	733,650
Foster’s Group Ltd.	503,976	2,627,852
Goodman Fielder Ltd.	355,146	429,197
Goodman Group	1,600,434	891,008
GPT Group	451,744	1,169,572
Harvey Norman Holdings Ltd.	147,048	465,903
Incitec Pivot Ltd.	419,100	1,233,018
Insurance Australia Group Ltd.	362,340	1,118,508
Intoll Group	587,070	781,224
Lend Lease Group	135,630	895,059
Macquarie Group Ltd.	29,568	995,711
MAp Group	40,596	108,779
Metcash Ltd.	203,082	818,088
Mirvac Group	771,144	924,953
National Australia Bank Ltd.	537,372	12,224,639
OneSteel Ltd.	171,600	464,469
Orica Ltd.	92,004	2,098,823
QBE Insurance Group Ltd.	260,370	3,936,189
Santos Ltd.	136,686	1,645,676
Sonic Healthcare Ltd.	92,400	861,545
SP AusNet	332,310	240,659
Stockland Corp. Ltd.	599,808	2,057,880

Security	Shares	Value
Suncorp-Metway Ltd.	323,796	$2,453,384
Tabcorp Holdings Ltd.	151,993	943,879
Tatts Group Ltd.	323,268	716,964
Telstra Corp. Ltd.	1,103,652	3,217,041
Toll Holdings Ltd.	59,136	317,985
Wesfarmers Ltd.	255,420	7,188,597
Wesfarmers Ltd. Partially Protected	38,148	1,077,099
Westfield Group	556,182	6,147,537

		103,206,569

AUSTRIA – 0.28%
Erste Group Bank AG	47,256	1,895,898
IMMOFINANZ AG Escrow[a,c]	269,008	350
OMV AG	38,214	1,278,733
Vienna Insurance Group AG	4,488	213,005

		3,387,986

BELGIUM – 0.96%
Ageas	571,494	1,573,218
Belgacom SA	38,280	1,374,201
Compagnie Nationale a Portefeuille SA	7,128	340,995
Delhaize Group SA	25,872	1,910,121
Dexia SAc	141,768	694,824
Groupe Bruxelles Lambert SA	20,724	1,610,234
KBC Groep NVc	40,854	1,804,314
Mobistar SA	2,442	140,651
Solvay SA	15,114	1,478,758
UCB SA	25,410	818,831

		11,746,147

DENMARK – 0.21%
Carlsberg A/S Class B	27,386	2,427,586
TrygVesta A/S	1,980	120,194

		2,547,780

FINLAND – 1.58%
Fortum OYJ	113,256	2,633,766
Metso OYJ	11,418	450,129
Nokia OYJ	947,892	8,761,713
Orion OYJ Class B	21,186	409,049
Outokumpu OYJ	19,866	329,212
Pohjola Bank PLC	35,773	444,845
Rautaruukki OYJ	22,044	425,614
Sampo OYJ Class A	107,316	2,621,462

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
Sanoma OYJ	19,734	$392,069
UPM-Kymmene OYJ	131,340	1,906,163
Wartsila OYJ Class B	19,866	1,044,833

		19,418,855

FRANCE – 12.27%
Air France-KLM[c]	21,186	316,309
Alcatel-Lucent[c]	290,466	869,229
ArcelorMittal	218,064	6,644,953
AXA	436,722	8,047,959
BNP Paribas	156,486	10,745,986
Bouygues SA	58,410	2,465,528
Cap Gemini SA	18,744	891,807
Casino Guichard-Perrachon SA	13,860	1,206,737
CNP Assurances SA	39,336	811,752
Compagnie de Saint-Gobain	97,284	4,140,014
Credit Agricole SA	154,044	2,109,236
European Aeronautic Defence and Space Co.	102,432	2,426,092
Fonciere des Regions	6,072	554,691
France Telecom SA	468,996	9,818,898
GDF Suez	315,084	10,463,427
Gecina SA	4,457	456,397
Klepierre	22,440	715,815
Lafarge SA	51,216	2,789,072
Lagardere SCA	30,426	1,120,396
M6-Metropole Television	9,570	212,140
Natixis[c]	115,566	617,595
Neopost SA	8,382	648,106
PagesJaunes Groupe SAb	33,537	371,120
PPR SA	19,272	2,577,291
PSA Peugeot Citroen SAc	39,006	1,157,103
Sanofi-Aventis	267,564	15,536,317
Schneider Electric SA	60,390	6,962,834
SCOR SE	43,560	955,386
Societe Generale	103,686	5,975,358
STMicroelectronics NV	54,054	445,698
Suez Environnement SA	45,606	848,453
Thales SA	15,246	514,339
Total SA	537,372	27,100,416
Unibail-Rodamco SE	23,100	4,556,335
Veolia Environnement	88,044	2,337,088
Vinci SA	110,286	5,337,734

Security	Shares	Value
Vivendi SA	312,972	$7,520,763

		150,268,374

GERMANY – 9.21%
Allianz SE Registered	115,302	13,384,196
BASF SE	232,650	13,581,751
Bayer AG	211,332	12,145,889
Celesio AG	9,372	218,739
Continental AGc	8,778	559,791
Daimler AG Registered	81,312	4,382,989
Deutsche Bank AG Registered	157,806	11,019,606
Deutsche Post AG Registered	214,368	3,721,388
Deutsche Telekom AG Registered	718,542	9,651,361
E.ON AG	457,050	13,632,707
Fraport AG	5,478	284,149
Fresenius SE	2,178	151,806
GEA Group AG	22,044	498,704
Hannover Rueckversicherung AG Registered	15,246	729,748
Linde AG	15,312	1,794,365
MAN SE	27,456	2,547,874
Muenchener Rueckversicherungs- Gesellschaft AG Registered	50,094	6,937,400
RWE AG	105,600	7,455,226
Salzgitter AG	10,626	709,897
Siemens AG Registered	74,712	7,279,669
ThyssenKrupp AG	41,316	1,225,629
TUI AGc	16,170	170,258
Volkswagen AG	7,458	706,568

		112,789,710

GREECE – 0.49%
Alpha Bank AEc	126,060	957,467
Bank of Cyprus Public Co. Ltd.	142,296	763,779
EFG Eurobank Ergasias SAc	79,068	607,758
Hellenic Telecommunications Organization SA SP ADR	121,324	496,215
National Bank of Greece SA SP ADR	759,258	2,201,848
OPAP SA	27,060	400,130
Piraeus Bank SAc	26,400	174,377

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
Public Power Corp. SA	29,040	$461,945

		6,063,519

HONG KONG – 2.52%
Cathay Pacific Airways Ltd.	198,000	441,111
Cheung Kong (Holdings) Ltd.	330,000	3,988,268
Cheung Kong Infrastructure Holdings Ltd.	132,000	494,656
CLP Holdings Ltd.	495,000	3,655,736
Hang Lung Group Ltd.	198,000	1,162,696
Hang Seng Bank Ltd.	198,000	2,743,555
Henderson Land Development Co. Ltd.	264,000	1,643,753
Hongkong Electric Holdings Ltd.	363,000	2,199,391
Hopewell Holdings Ltd.	165,000	521,641
Hutchison Whampoa Ltd.	528,000	3,488,088
Hysan Development Co. Ltd.	132,000	410,513
Link REIT (The)	594,000	1,545,162
Mongolia Energy Corp. Ltd.[c]	330,000	124,514
MTR Corp. Ltd.[b]	198,000	696,088
New World Development Co. Ltd.	660,000	1,179,695
NWS Holdings Ltd.	264,000	493,636
PCCW Ltd.	726,000	223,445
Shangri-La Asia Ltd.	132,000	267,556
Sino Land Co. Ltd.	396,000	749,633
Swire Pacific Ltd. Class A	99,000	1,203,492
Television Broadcasts Ltd.	66,000	305,973
Wharf (Holdings) Ltd. (The)	333,750	1,826,612
Wheelock and Co. Ltd.	264,000	822,726
Yue Yuen Industrial (Holdings) Ltd.	198,000	642,543

		30,830,483

IRELAND – 0.08%
Anglo Irish Bank Corp. Ltd.[a]	246,432	32
Bank of Ireland[c]	876,018	973,509

		973,541

ISRAEL – 0.74%
Bank Hapoalim Ltd.[c]	251,262	1,020,866
Bank Leumi le-Israel[c]	303,270	1,292,337
Bezeq The Israel Telecommunication Corp. Ltd.	426,426	950,985
Discount Investment Corp. Ltd.	5,808	111,075

Security	Shares	Value
Israel Corp. Ltd. (The)[c]	594	$446,227
Israel Discount Bank Ltd. Class Ac	147,312	269,647
Mizrahi Tefahot Bank Ltd.[c]	33,198	274,857
NICE Systems Ltd.[c]	9,702	279,730
Ormat Industries Ltd.	23,034	176,692
Partner Communications Co. Ltd.	19,932	330,258
Teva Pharmaceutical
Industries Ltd.	81,972	3,980,971

		9,133,645

ITALY – 4.51%
A2A SpA	259,248	388,748
Atlantia SpA	29,747	582,479
Banca Carige SpA	149,028	335,109
Banca Monte dei Paschi di Siena SpA	575,322	756,275
Banca Popolare di Milano Scrl	64,548	341,839
Banco Popolare SpA	162,360	1,035,403
Enel SpA	1,672,836	8,210,779
Eni SpA	662,574	13,543,630
Fiat SpA	68,442	876,504
Finmeccanica SpA	106,524	1,169,911
Intesa Sanpaolo SpA	1,955,118	6,469,704
Mediaset SpA	176,154	1,131,976
Mediobanca SpA[c]	123,552	1,110,648
Mediolanum SpA	49,500	218,294
Parmalat SpA	446,292	1,080,295
Pirelli & C. SpA	28,973	202,507
Snam Rete Gas SpA	356,532	1,673,325
Telecom Italia SpA	2,374,086	3,023,368
Terna SpA	323,268	1,343,480
UniCredit SpA	3,920,202	10,980,564
Unione di Banche Italiane ScpA	78,210	839,081

		55,313,919

JAPAN – 22.56%
77 Bank Ltd. (The)	66,000	349,573
Acom Co. Ltd.[b]	9,906	172,721
Advantest Corp.	19,800	426,571
AEON Co. Ltd.	151,800	1,620,298
AEON Credit Service Co. Ltd.	12,300	123,057
Air Water Inc.	66,000	715,901

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
Ajinomoto Co. Inc.	198,000	$1,871,244
Alfresa Holdings Corp.	6,600	303,116
Amada Co. Ltd.	66,000	430,302
Aozora Bank Ltd.	132,000	175,167
Asahi Glass Co. Ltd.	66,000	670,205
Asahi Kasei Corp.	330,000	1,721,209
Astellas Pharma Inc.	112,200	3,794,810
Bank of Kyoto Ltd. (The)	66,000	549,111
Bank of Yokohama Ltd. (The)	330,000	1,519,386
Canon Marketing Japan Inc.	13,200	178,671
Casio Computer Co. Ltd.	59,400	427,027
Chiba Bank Ltd. (The)	198,000	1,206,370
Chubu Electric Power Co. Inc.	171,600	4,241,486
Chugoku Bank Ltd. (The)	66,000	766,928
Chugoku Electric Power Co. Inc. (The)	72,600	1,502,098
Chuo Mitsui Trust Holdings Inc.	264,000	935,241
Citizen Holdings Co. Ltd.	59,400	356,427
Coca-Cola West Co. Ltd.	13,200	238,684
Cosmo Oil Co. Ltd.	132,000	313,778
Credit Saison Co. Ltd.	39,600	501,740
Dai Nippon Printing Co. Ltd.	132,000	1,591,738
Daicel Chemical Industries Ltd.	66,000	466,097
Daido Steel Co. Ltd.	66,000	314,540
Dai-ichi Life Insurance Co. Ltd. (The)	2,046	2,894,526
Daiichi Sankyo Co. Ltd.	171,600	3,186,065
Dainippon Sumitomo Pharma Co. Ltd.	39,600	295,195
Daito Trust Construction Co. Ltd.	13,200	715,901
Daiwa House Industry Co. Ltd.	132,000	1,297,761
Daiwa Securities Group Inc.	396,000	1,709,024
Denki Kagaku Kogyo K.K.	132,000	664,113
Dentsu Inc.	19,800	491,916
Eisai Co. Ltd.	66,000	2,245,188
Electric Power Development Co. Ltd.	26,420	816,441
Elpida Memory Inc.[c]	46,200	693,053
Fuji Electric Holdings Co. Ltd.	132,000	365,567
Fuji Heavy Industries Ltd.[c]	132,000	726,564
Fuji Media Holdings Inc.	132	190,704
Fujitsu Ltd.	462,000	3,278,675
Fukuoka Financial Group Inc.	198,000	822,525

Security	Shares	Value
Furukawa Electric Co. Ltd.	132,000	$584,907
Gunma Bank Ltd. (The)	132,000	706,762
Hachijuni Bank Ltd. (The)	132,000	753,981
Hino Motors Ltd.	66,000	289,407
Hiroshima Bank Ltd. (The)	132,000	517,886
Hitachi Chemical Co. Ltd.	26,400	524,588
Hitachi Ltd.[c]	726,000	2,948,904
Hokkaido Electric Power Co. Inc.	46,200	987,334
Hokuhoku Financial Group Inc.	330,000	582,622
Hokuriku Electric Power Co.	46,200	1,019,855
Idemitsu Kosan Co. Ltd.	6,600	489,707
Isuzu Motors Ltd.	132,000	386,891
ITO EN Ltd.	6,600	103,501
ITOCHU Corp.	382,800	2,977,235
Itochu Techno-Solutions Corp.	6,600	239,903
J. Front Retailing Co. Ltd.	132,000	597,092
JAFCO Co. Ltd.	6,600	155,747
Japan Petroleum Exploration Co. Ltd.	6,600	259,705
Japan Prime Realty Investment Corp.	198	445,534
Japan Real Estate Investment Corp.	132	1,165,243
Japan Retail Fund Investment Corp.	396	508,595
Joyo Bank Ltd. (The)	198,000	797,392
JS Group Corp.	19,800	398,239
JX Holdings Inc.	574,200	3,100,919
Kajima Corp.	264,000	627,556
Kamigumi Co. Ltd.	66,000	516,363
Kaneka Corp.	66,000	408,216
Kansai Electric Power Co. Inc. (The)	191,400	4,624,874
Kansai Paint Co. Ltd.	66,000	558,251
Kawasaki Kisen Kaisha Ltd.[c]	66,000	281,029
KDDI Corp.	726	3,522,767
Kinden Corp.	22,000	198,015
Kintetsu Corp.	132,000	424,971
Kirin Holdings Co. Ltd.	198,000	2,636,649
Kobe Steel Ltd.	330,000	689,245
Konami Corp.	19,800	304,334
Kubota Corp.	330,000	2,608,470

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
Kuraray Co. Ltd.	92,400	$1,155,800
Kyushu Electric Power Co. Inc.	99,000	2,233,383
Lawson Inc.	13,200	603,946
Marubeni Corp.	396,000	2,120,286
Marui Group Co. Ltd.	59,400	415,375
Maruichi Steel Tube Ltd.	13,200	262,294
Mazda Motor Corp.	396,000	955,043
Medipal Holdings Corp.	19,800	229,393
Meiji Holdings Co. Ltd.	19,800	848,800
Mitsubishi Corp.	349,800	7,544,152
Mitsubishi Gas Chemical Co. Inc.	66,000	369,375
Mitsubishi Tanabe Pharma Corp.	66,000	961,897
Mitsubishi UFJ Financial Group Inc.	3,234,000	16,009,532
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,520	509,356
Mitsui & Co. Ltd.	442,200	5,653,792
Mitsui Chemicals Inc.	198,000	584,907
Mitsui Engineering & Shipbuilding Co. Ltd.	66,000	137,087
Mitsui Mining & Smelting Co. Ltd.	132,000	359,474
Mitsumi Electric Co. Ltd.	13,200	219,949
Mizuho Financial Group Inc.	5,088,600	8,279,398
Mizuho Securities Co. Ltd.	132,000	298,546
MS&AD Insurance Group Holdings Inc.	137,508	3,048,152
Namco Bandai Holdings Inc.	46,200	412,100
NEC Corp.	680,000	1,828,294
NGK Spark Plug Co. Ltd.	66,000	850,704
Nintendo Co. Ltd.	26,400	7,360,074
Nippon Building Fund Inc.	66	560,535
Nippon Express Co. Ltd.	198,000	804,246
Nippon Meat Packers Inc.	67,000	879,056
Nippon Paper Group Inc.	26,400	701,583
Nippon Telegraph and Telephone Corp.	132,000	5,468,267
Nippon Yusen K.K.	198,000	836,234
Nishi-Nippon City Bank Ltd. (The)	198,000	575,767
Nissan Motor Co. Ltd.[c]	316,800	2,427,362
Nisshin Seifun Group Inc.	33,200	404,944

Security	Shares	Value
Nisshin Steel Co. Ltd.	198,000	$331,295
NKSJ Holdings Inc.	330,600	1,926,529
Nomura Holdings Inc.	897,600	4,982,063
Nomura Real Estate Office Fund Inc.	66	347,288
NTN Corp.	132,000	571,198
NTT DoCoMo Inc.	3,894	6,178,456
Obayashi Corp.	198,000	843,088
OBIC Co. Ltd.	1,980	372,649
Oji Paper Co. Ltd.	198,000	955,043
Olympus Corp.	26,400	705,544
Ono Pharmaceutical Co. Ltd.	19,800	816,813
Oracle Corp. Japan	6,600	349,192
ORIX Corp.	26,400	2,071,544
Osaka Gas Co. Ltd.	462,000	1,700,646
Panasonic Corp.	501,600	6,610,053
Resona Holdings Inc.	79,200	867,307
Rohm Co. Ltd.	13,200	830,141
Sankyo Co. Ltd.	13,200	644,311
Sapporo Hokuyo Holdings Inc.	72,600	343,480
SBI Holdings Inc.	2,310	306,276
Sega Sammy Holdings Inc.	52,800	773,783
Seiko Epson Corp.	33,000	431,826
Sekisui Chemical Co. Ltd.	132,000	892,592
Sekisui House Ltd.	132,000	1,168,290
Senshu Ikeda Holdings Inc.[b]	171,650	251,553
Seven Bank Ltd.	66	121,094
Shikoku Electric Power Co. Inc.	13,200	388,262
Shimizu Corp.	66,000	249,042
Shinsei Bank Ltd.[b]	264,000	243,711
Shizuoka Bank Ltd. (The)	132,000	1,096,700
Showa Shell Sekiyu K.K.	47,800	350,805
Sojitz Corp.	323,400	511,260
Sumitomo Corp.	283,800	3,006,328
Sumitomo Electric Industries Ltd.	72,600	846,134
Sumitomo Mitsui Financial Group Inc.	343,200	10,597,775
Sumitomo Rubber Industries Inc.	46,200	456,882
Sumitomo Trust and Banking Co. Ltd. (The)	330,000	1,831,641
Suzuken Co. Ltd.	13,200	460,766

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
T&D Holdings Inc.	69,300	$1,513,788
Taiheiyo Cement Corp.[c]	132,000	178,214
Taisei Corp.	264,000	527,025
Taisho Pharmaceutical Co. Ltd.	38,000	736,672
Takeda Pharmaceutical Co. Ltd.	191,400	8,757,224
Teijin Ltd.	132,000	418,878
Toho Gas Co. Ltd.	66,000	332,818
Tohoku Electric Power Co. Inc.	105,600	2,275,043
Tokuyama Corp.	66,000	330,533
Tokyo Electric Power Co. Inc. (The)	310,200	8,494,168
Tokyo Steel Manufacturing Co. Ltd.	26,400	314,997
Tokyo Tatemono Co. Ltd.	132,000	429,541
Tokyu Land Corp.	132,000	478,283
TonenGeneral Sekiyu K.K.	38,000	342,026
Toppan Printing Co. Ltd.	132,000	1,086,037
Toshiba Corp.[c]	330,000	1,721,209
Tosoh Corp.	132,000	351,858
Toyo Seikan Kaisha Ltd.	39,600	633,801
Toyota Motor Corp.	699,600	24,622,433
Toyota Tsusho Corp.	39,600	600,443
UNY Co. Ltd.	46,200	356,123
USS Co. Ltd.	5,940	445,534
West Japan Railway Co.	419	1,547,196
Yamaguchi Financial Group Inc.	66,000	616,894
Yamaha Motor Co. Ltd.[c]	33,000	426,875
Yamato Holdings Co. Ltd.	52,800	653,146
Yamazaki Baking Co. Ltd.	66,000	833,949
Yokogawa Electric Corp.	13,200	77,988

		276,262,562

NETHERLANDS – 1.90%
Akzo Nobel NV	58,542	3,447,718
Corio NV	14,190	832,273
Delta Lloyd NV	17,886	344,402
ING Groep NV CVA[c]	976,074	9,384,624
Koninklijke DSM NV	38,016	1,803,535
Koninklijke KPN NV	204,336	2,843,111
Reed Elsevier NV	172,920	2,237,032
Royal Boskalis Westminster NV CVA	11,220	463,153
SBM Offshore NV	29,755	469,248

Security	Shares	Value
Wolters Kluwer NV	72,930	$1,470,804

		23,295,900

NEW ZEALAND – 0.10%
Auckland International Airport Ltd.	130,944	187,802
Fletcher Building Ltd.	53,130	292,484
Telecom Corp. of New Zealand Ltd.	502,854	724,842

		1,205,128

NORWAY – 0.99%
DnB NOR ASA	247,500	3,074,749
Orkla ASA	199,122	1,652,437
Seadrill Ltd.	24,750	574,605
Statoil ASA	284,526	5,753,016
Telenor ASA	71,676	1,106,421

		12,161,228

PORTUGAL – 0.25%
Banco Comercial Portugues SA Registered	708,576	612,960
Banco Espirito Santo SA Registered	131,538	629,605
BRISA – Auto-estradas de Portugal SA	50,952	332,565
Energias de Portugal SA	449,460	1,477,359

		3,052,489

SINGAPORE – 1.68%
Ascendas Real Estate Investment Trust	357,546	557,536
CapitaLand Ltd.	396,000	1,153,440
CapitaMall Trust Management Ltd.	528,800	742,899
City Developments Ltd.[b]	66,000	587,400
DBS Group Holdings Ltd.	462,000	4,893,384
Fraser and Neave Ltd.[b]	198,000	799,544
Neptune Orient Lines Ltd.[b]	66,750	100,649
Oversea-Chinese Banking Corp. Ltd.	660,000	4,383,656
Singapore Telecommunications Ltd.	2,046,000	4,695,318
StarHub Ltd.	198,000	343,702
United Overseas Bank Ltd.	132,000	1,928,226

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
UOL Group Ltd.	132,000	$383,509

		20,569,263

SPAIN – 6.65%
Acerinox SA	12,408	213,137
Banco Bilbao Vizcaya Argentaria SA	900,570	12,125,669
Banco de Sabadell SAb	241,032	1,370,368
Banco de Valencia SAb	19,404	116,539
Banco Popular Espanol SA	222,451	1,478,027
Banco Santander SA	2,052,574	26,658,037
Banco Santander SA London	36,062	469,886
Bankinter SA	81,510	611,237
Criteria CaixaCorp SA	196,086	957,723
Fomento de Construcciones y Contratas SA	10,428	270,897
Gas Natural SDG SA	58,146	971,906
Gestevision Telecinco SA	7,062	80,908
Iberdrola SA	994,092	7,012,983
Iberia Lineas Aereas de Espana SAc	50,754	172,579
Mapfre SA	204,580	674,846
Repsol YPF SA	184,602	4,354,243
Telefonica SA	1,052,568	23,887,795

		81,426,780

SWEDEN – 3.01%
Boliden AB	70,620	838,580
Holmen AB Class B	13,992	366,746
Kinnevik Investment AB Class B	25,608	480,299
Modern Times Group MTG AB Class B	4,224	264,433
Nordea Bank AB	816,750	8,156,485
Ratos AB Class B	14,784	421,655
Securitas AB Class B	84,876	861,116
Skandinaviska Enskilda Banken AB Class A	362,406	2,490,813
Skanska AB Class B	98,802	1,668,623
Svenska Cellulosa AB Class B	147,114	2,120,305
Svenska Handelsbanken AB Class A	122,232	3,503,091
Swedbank AB Class Ac	115,830	1,322,558
Telefonaktiebolaget LM Ericsson Class B	771,408	8,503,920

Security	Shares	Value
TeliaSonera AB	566,148	$4,091,598
Volvo AB Class B	141,900	1,765,470

		36,855,692

SWITZERLAND – 2.51%
Adecco SA Registered	19,734	1,001,554
Baloise Holding AG Registered	12,738	1,015,996
Credit Suisse Group AG Registered	287,496	13,035,900
GAM Holding AG	56,034	645,362
Lonza Group AG Registered	6,534	505,234
Pargesa Holding SA Bearer	3,102	212,285
Swiss Life Holding AG Registered[c]	7,788	815,088
Swiss Reinsurance Co. Registered	57,948	2,657,439
Swisscom AG Registered	5,676	2,115,785
Zurich Financial Services AG Registered	37,488	8,714,056

		30,718,699

UNITED KINGDOM – 18.15%
3i Group PLC	247,500	1,101,199
Associated British Foods PLC	57,750	928,842
AstraZeneca PLC	368,676	18,695,677
Aviva PLC	704,946	3,945,753
BAE Systems PLC	582,780	2,851,249
Balfour Beatty PLC	91,344	356,347
BP PLC	4,772,262	30,340,052
British Airways PLC[b,c]	50,622	174,097
British Land Co. PLC	220,836	1,597,141
BT Group PLC	1,966,602	4,379,611
Cable & Wireless Worldwide PLC	671,022	701,467
Capital Shopping Centres Group PLC	40,326	216,304
FirstGroup PLC	41,448	238,810
Hammerson PLC	179,781	1,093,560
Home Retail Group PLC	227,766	852,523
HSBC Holdings PLC	4,425,828	44,776,128
International Power PLC	255,684	1,433,528
Land Securities Group PLC	192,324	1,844,842
Legal & General Group PLC	1,492,722	2,093,457
Man Group PLC	154,968	527,377
Marks & Spencer Group PLC	200,046	1,078,978

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2010

Security	Shares	Value
National Grid PLC	316,418	$2,524,788
Old Mutual PLC	1,382,106	2,614,736
Prudential PLC	642,246	5,577,280
Reed Elsevier PLC	200,904	1,736,789
Rexam PLC	217,206	1,051,114
Royal Bank of Scotland Group PLC[c]	4,270,398	3,341,260
Royal Dutch Shell PLC Class A	901,428	24,768,740
Royal Dutch Shell PLC Class B	685,542	18,031,571
RSA Insurance Group PLC	870,474	1,739,506
Scottish & Southern Energy PLC	116,886	2,028,251
SEGRO PLC	192,126	842,488
Standard Life PLC	572,352	1,812,441
Tomkins PLC	73,656	373,743
TUI Travel PLC	138,072	454,741
United Utilities Group PLC	171,143	1,567,958
Vodafone Group PLC	13,376,814	31,162,275
WPP PLC	320,628	3,401,968

		222,256,591

TOTAL COMMON STOCKS
(Cost: $1,313,837,555)		1,213,484,860

PREFERRED STOCKS – 0.66%

GERMANY – 0.48%
Porsche Automobil Holding SE	14,850	751,034
RWE AG NVS	9,306	604,375
Volkswagen AG	42,966	4,551,417

		5,906,826

ITALY – 0.18%
Intesa Sanpaolo SpA RNC	240,438	624,919
Telecom Italia SpA RNC	1,526,976	1,586,502

		2,211,421

TOTAL PREFERRED STOCKS
(Cost: $8,517,670)		8,118,247

SHORT-TERM INVESTMENTS – 0.32%

MONEY MARKET FUNDS – 0.32%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[d,e,f]	3,091,266	3,091,266

Security	Shares	Value
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[d,e,f]	652,127	$652,127
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	97,438	97,438

		3,840,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,840,831)		3,840,831

TOTAL INVESTMENTS IN SECURITIES – 100.06%
(Cost: $1,326,196,056)		1,225,443,938

Other Assets, Less Liabilities – (0.06)%		(716,253)

NET ASSETS – 100.00%		$1,224,727,685

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.58%

AUSTRALIA – 9.02%
Abacus Property Group	570,074	$214,165
Acrux Ltd.[a]	100,575	177,539
Adelaide Brighton Ltd.	722,721	2,073,951
Aditya Birla Minerals Ltd.[a]	267,242	215,310
Alesco Corp. Ltd.	98,388	232,462
Andean Resources Ltd.[a]	412,581	1,381,909
Ansell Ltd.	182,525	2,123,215
APA Group	866,584	2,910,403
APN News & Media Ltd.[b]	802,162	1,532,192
Aquarius Platinum Ltd.[b]	333,611	1,431,486
Aquila Resources Ltd.[a]	96,403	645,789
Ardent Leisure Group	136,037	125,610
Aspen Group Ltd.	476,055	206,855
Astro Japan Property Trust	788,489	214,134
Atlas Iron Ltd.[a,b]	299,639	545,209
Ausdrill Ltd.	135,362	205,249
Austal Ltd.	71,967	149,841
Austar United Communications Ltd.[a]	1,140,771	970,722
Austereo Group Ltd.	89,102	134,702
Australian Agricultural Co. Ltd.	202,938	276,483
Avoca Resources Ltd.[a]	240,635	572,906
AWB Ltd.[a]	1,215,095	1,088,965
AWE Ltd.[a]	759,759	1,072,924
Bank of Queensland Ltd.	160,920	1,512,084
Beach Energy Ltd.	1,663,512	1,008,949
Biota Holdings Ltd.[a]	181,780	162,911
Boart Longyear Group[a]	419,113	1,160,970
Bow Energy Ltd.[a]	171,430	200,191
Bradken Ltd.	151,290	1,053,186
BT Investment Management Ltd.	22,201	53,258
Bunnings Warehouse Property Trust	192,898	332,653
Cabcharge Australia Ltd.	46,258	188,438
Campbell Brothers Ltd.	62,431	1,743,508
Carbon Energy Ltd.[a]	465,774	134,925
Cardno Ltd.	54,981	195,602
Carnarvon Petroleum Ltd.[a]	1,209,880	416,193
Centamin Egypt Ltd.[a]	486,634	1,143,176
Centennial Coal Co. Ltd.	494,978	2,679,512

Security	Shares	Value
Centro Retail Group	630,512	$97,031
Challenger Diversified Property Group	197,723	91,284
Challenger Financial Services Group Ltd.	407,962	1,299,963
Challenger Infrastructure Fund Class A	178,502	218,953
Charter Hall Office REIT	5,668,407	1,257,175
Charter Hall Retail REIT	1,123,254	538,918
Citadel Resource Group Ltd.[a,b]	314,241	85,340
Clough Ltd.	79,864	60,368
Coal of Africa Ltd.[a]	190,720	315,948
Commonwealth Property Office Fund	595,404	498,565
ConnectEast Group	3,728,576	1,350,117
Count Financial Ltd.	86,718	88,707
Crane Group Ltd.	167,973	1,274,242
Cromwell Group	270,137	174,847
CuDECO Ltd.[a]	90,443	379,893
Customers Ltd.	172,244	424,113
David Jones Ltd.	536,102	2,329,470
Deep Yellow Ltd.[a]	683,920	126,919
Dominion Mining Ltd.[b]	169,030	339,692
Downer EDI Ltd.	366,391	1,648,427
DUET Group	1,344,033	1,989,281
Eastern Star Gas Ltd.[a,b]	472,330	367,716
Elders Ltd.[b]	289,805	118,056
Emeco Holdings Ltd.	480,138	293,385
Energy World Corp. Ltd.[a]	829,121	341,506
Envestra Ltd.	312,602	142,906
Extract Resources Ltd.[a]	171,946	1,041,326
FKP Property Group	274,458	173,917
Fleetwood Corp. Ltd.	28,244	247,241
FlexiGroup Ltd.	75,096	87,695
Flight Centre Ltd.	74,947	1,259,218
Geodynamics Ltd.[a]	193,169	78,690
Gindalbie Metals Ltd.[a]	577,582	507,170
Giralia Resources NLa	58,950	128,608
GrainCorp Ltd.	57,961	296,451
Gunns Ltd.	955,428	592,457
Hastie Group Ltd.	79,566	110,202
Hastings Diversified Utilities Fund	319,903	396,741

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Healthscope Ltd.	420,180	$2,282,208
Hills Industries Ltd.	30,843	61,705
Horizon Oil Ltd.[a]	1,129,838	281,266
iiNET Ltd.	68,093	171,363
Iluka Resources Ltd.[a]	272,863	1,358,551
Independence Group NL	168,817	855,801
Industrea Ltd.	632,654	203,312
Infigen Energy	1,393,597	984,012
ING Industrial Fund	1,277,526	514,634
ING Office Fund	2,484,781	1,360,856
IOOF Holdings Ltd.	284,666	1,677,587
iSOFT Group Ltd.	1,276,930	167,611
JB Hi-Fi Ltd.	125,607	2,176,328
Kagara Ltd.[a]	671,011	394,831
Karoon Gas Australia Ltd.[a]	137,111	858,909
Kingsgate Consolidated Ltd.	123,521	1,093,574
Linc Energy Ltd.[a]	321,163	463,719
Lynas Corp. Ltd.[a]	1,582,231	1,088,559
MAC Services Group Ltd. (The)	62,133	152,989
Macmahon Holdings Ltd.	1,335,076	713,061
Mantra Resources Ltd.[a]	36,625	150,191
Medusa Mining Ltd.[a]	39,634	139,209
Minara Resources Ltd.[a]	282,663	209,822
Mincor Resources NL	398,151	713,644
Mineral Deposits Ltd.[a]	400,493	279,161
Mirabela Nickel Ltd.[a,b]	193,776	373,636
Molopo Energy Ltd.[a]	236,255	233,118
Mount Gibson Iron Ltd.[a]	683,617	1,027,282
Murchison Metals Ltd.[a]	353,472	585,564
Myer Holdings Ltd.	179,098	559,343
Nexus Energy Ltd.[a,b]	1,048,392	298,953
Northern Iron Ltd.[a]	120,690	166,067
NRW Holdings Ltd.	155,795	154,432
Pacific Brands Ltd.[a]	1,250,408	1,024,398
PanAust Ltd.[a]	2,030,572	1,047,760
Panoramic Resources Ltd.	292,415	651,183
PaperlinX Ltd.[a]	455,142	247,210
Perilya Ltd.[a]	170,605	67,181
Perseus Mining Ltd.[a]	204,577	387,054
Pharmaxis Ltd.[a]	92,538	184,294
Platinum Australia Ltd.[a]	373,106	251,627
PMP Ltd.[a]	157,563	85,580
Primary Health Care Ltd.	41,571	135,852

Security	Shares	Value
Prime Infrastructure Group	151,384	$465,937
Programmed Maintenance Services Ltd.	104,598	179,906
Publishing and Broadcasting Ltd.	702,535	1,971,506
Regis Resources Ltd.[a]	286,974	246,794
Resolute Mining Ltd.[a]	287,143	201,451
Riversdale Mining Ltd.[a]	185,409	1,717,019
Roc Oil Co. Ltd.[a]	1,192,894	383,353
SAI Global Ltd.	75,814	273,836
Sedgman Ltd.	109,203	153,227
Seek Ltd.	50,958	349,202
Sigma Pharmaceuticals Ltd.	1,871,937	737,138
Silex Systems Ltd.[a]	128,066	535,605
Skilled Group Ltd.	123,521	142,008
South Australian Coal Corp.[c]	36,487	1,652
Southern Cross Media Group Ltd.	69,454	116,001
Spark Infrastructure Group	617,158	687,179
St Barbara Ltd.[a]	2,310,394	627,445
Straits Resources Ltd.[a]	296,731	381,434
STW Communications Group Ltd.	272,074	232,749
Sundance Resources Ltd.[a,b]	2,555,358	335,420
Sunland Group Ltd.[a]	181,507	108,444
Tassal Group Ltd.	287,952	371,453
Ten Network Holdings Ltd.[a]	181,631	274,584
TOWER Australia Group Ltd.	591,734	1,173,111
Transfield Services Infrastructure Fund	348,511	197,181
Transfield Services Ltd.	344,578	1,004,412
Transpacific Industries Group Ltd.[a]	454,749	432,245
UGL Ltd.	162,187	2,070,159
Virgin Blue Holdings Ltd.[a]	1,488,606	417,744
West Australian Newspapers Holdings Ltd.	246,468	1,543,957
Western Areas NLb	158,928	697,767
White Energy Co. Ltd.[a,b]	48,276	144,216
Whitehaven Coal Ltd.	128,736	631,637

		95,899,324

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
AUSTRIA – 1.59%
Andritz AG	39,406	$2,470,648
Atrium European Real Estate Ltd.	239,030	1,230,063
Austria Technologie & Systemtechnik AG	11,771	176,202
bwin Interactive Entertainment AG	27,150	1,509,635
CA Immobilien Anlagen AGa	11,026	134,611
conwert Immobilien Invest SE	147,510	1,758,795
ECO Business-Immobilien AGa	3,134	28,458
Intercell AGa,b	53,132	1,094,374
Oesterreichische Post AG	57,750	1,543,481
RHI AGa	59,451	1,772,507
Rosenbauer International AG	1,192	48,436
Schoeller-Bleckmann Oilfield Equipment AG	11,564	560,892
Sparkassen Immobilien AGa	237,953	1,608,927
Wienerberger AGa	128,090	1,775,557
Zumtobel AG	60,519	1,146,000

		16,858,586
BELGIUM – 1.86%
Ackermans & van Haaren NV	33,290	2,278,237
Agfa-Gevaert NVa	158,390	957,466
Atenor Group SA	596	27,510
Barco NVa	21,671	1,082,452
Cofinimmo SA	28,071	3,561,274
Compagnie Maritime Belge SA	16,897	490,239
Deceuninck NVa	60,834	143,451
Devgen NVa	13,261	155,488
Econocom Group SA	3,874	56,729
EVS Broadcast Equipment SA	11,604	574,170
Galapagos NVa	28,906	414,246
Hamon & Cie (International) SA	1,639	56,905
Intervest Offices NV	2,384	69,199
Ion Beam Applications SA	5,364	52,691
KBC Ancora SCA[a]	4,470	93,642
Leasinvest Real Estate SCA	447	34,941
NV Bekaert SA	11,209	2,437,255
Nyrstar NV	65,332	757,519
Omega Pharma SA	26,768	1,143,846
Recticel SA	22,350	220,420

Security	Shares	Value
RHJ International SAa	160,394	$1,362,428
Roularta Media Group NVa	1,341	29,088
SIPEF NV	14,900	921,863
Telenet Group Holding NVa	42,780	1,223,078
Tessenderlo Chemie NV	47,282	1,402,609
ThromboGenics NVa	7,599	149,787
Wereldhave Belgium NV	596	46,596

		19,743,129
DENMARK – 1.83%
ALK-Abello A/S	15,049	944,583
Alm. Brand A/Sa	4,470	48,846
Amagerbanken A/Sa	11,175	32,043
Auriga Industries A/S Class B	13,261	215,624
Bang & Olufsen A/S Class Ba,b	68,305	662,802
Bavarian Nordic A/Sa,b	6,258	240,711
D/S Norden A/S	24,160	948,312
Danisco A/S	47,978	3,648,125
East Asiatic Co. Ltd. A/S	45,743	1,167,658
FLSmidth & Co. A/S	39,859	2,838,435
GN Store Nord A/Sa	284,441	1,939,523
Greentech Energy Systems A/Sa	95,807	246,237
Jyske Bank A/S Registered[a]	21,120	736,304
NeuroSearch A/Sa,b	28,692	504,156
NKT Holding A/Sb	29,153	1,432,789
Royal Unibrew A/Sa	8,493	296,981
Schouw & Co. A/S	11,175	245,205
SimCorp A/S	7,550	1,254,032
Solar Holdings A/S Class B	1,490	100,948
Sydbank A/Sa	65,197	1,624,354
TK Development A/Sa	18,625	80,432
Topdanmark A/Sa	2,086	257,853

		19,465,953
FINLAND – 1.70%
Alma Media Corp.	199,074	1,639,115
Amer Sports OYJ Class A	184,313	2,043,447
Atria PLC	5,364	78,897
Citycon OYJ	379,303	1,299,630
Huhtamaki OYJ	121,435	1,510,863
Konecranes OYJ	71,023	2,315,995
Lassila & Tikanoja OYJ	4,172	72,778
Outotec OYJ	48,451	1,715,024

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Raisio PLC Series V	64,964	$253,059
SRV Group PLC	8,344	67,397
Talvivaara Mining Co. PLC[a]	158,685	1,011,463
Technopolis OYJ	42,018	188,857
Tieto OYJ[b]	97,167	1,708,954
Uponor OYJ	89,251	1,444,150
YIT OYJ	125,607	2,752,438

		18,102,067
FRANCE – 4.26%
Altran Technologies SAa	171,836	705,184
Arkema	58,203	2,536,409
Beneteau SAa,b	83,891	1,297,857
BOURBON SAb	50,414	2,159,866
CFAO SA	4,172	127,566
Club Mediterranee SAa	50,511	910,422
Derichebourg	175,158	730,227
Etablissements Maurel et Prom[b]	104,993	1,256,916
Eurofins Scientific SAb	15,236	717,360
ExonHit Therapeutics SAa	13,410	40,706
Gemalto NV	79,464	3,261,060
GFI Informatique	16,986	63,954
Groupe Steria SCA	55,577	1,506,763
Haulotte Group	63,234	617,036
Havas SA	435,380	2,107,196
IMS International Metal Service[a]	45,796	650,029
Ingenico SA	60,214	1,521,868
METabolic EXplorer SAa	7,748	63,088
Nexans SA	28,056	1,903,229
Nexity	32,221	1,078,612
NicOx SAa,b	86,317	249,085
Orpea SA	40,230	1,599,865
Parrot SAa	7,450	146,073
Remy Cointreau	37,995	2,076,025
Rhodia SA	100,575	2,075,501
Saft Groupe SA	43,020	1,474,302
SEB SA	34,270	2,554,699
Sechilienne-Sidec	35,694	965,384
Societe Immobiliere de Location pour l’Industrie et le Commerce	20,413	2,293,205
Soitec SAa,b	79,417	857,410
Spir Communication[a]	1,043	24,377

Security	Shares	Value
Technicolor SA Registered[a,b]	13,012	$68,435
Teleperformance SA	89,566	2,268,387
Theolia SAa,b	29,956	40,978
Ubisoft Entertainment SAa	63,234	598,582
Valeo SAa	56,049	2,001,861
Wendel	5,364	303,184
Zodiac Aerospace	43,833	2,471,817

		45,324,518
GERMANY – 5.58%
AIXTRON AGb	82,844	2,476,435
Aurubis AG	39,634	1,800,777
Balda AGa	28,012	124,773
Bertrandt AG	4,862	213,780
Bilfinger Berger AG	46,637	2,661,534
CENTROTEC Sustainable AGa	5,662	101,426
Colonia Real Estate AGa	18,476	103,263
Conergy AGa,b	421,173	398,359
Constantin Medien AGa	20,413	43,295
Daldrup & Soehne AGa	2,086	60,468
Demag Cranes AGa	35,996	1,284,939
Deutsche Wohnen AG Bearer[a]	80,609	787,631
DEUTZ AGa,b	149,478	921,509
Douglas Holding AG	57,663	2,598,893
ElringKlinger AG	50,716	1,362,752
EnviTec Biogas AG	2,831	41,308
Freenet AG	93,643	1,000,262
GAGFAH SA	93,492	761,259
Gerresheimer AG	36,449	1,331,500
Gesco AG	1,937	110,783
Gildemeister AG	78,407	1,085,840
Heidelberger Druckmaschinen AGa,b	94,764	929,396
IVG Immobilien AGa	91,680	636,261
KIZOO AG	3,874	39,170
Kloeckner & Co. SEa	75,716	1,567,434
Kontron AG	108,967	856,032
KUKA AGa,b	55,898	869,518
LANXESS AG	79,119	3,797,844
LEONI AG	47,004	1,406,610
Loewe AG	8,344	70,550
MLP AG	87,857	919,115
MorphoSys AGa	53,436	1,097,851

100	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
MPC Muenchmeyer Petersen Capital AGa	11,771	$57,507
MTU Aero Engines Holding AG	50,660	2,940,953
Nordex AGa	29,505	301,478
PATRIZIA Immobilien AGa	14,602	58,402
Pfleiderer AG Registered[a]	78,407	479,179
Phoenix Solar AG	1,341	58,352
Praktiker Bau-und Heimwerkermaerkte Holding AG	81,729	646,419
Q-Cells SEa ,b	47,829	363,090
QSC AGa	47,680	88,828
R. Stahl AG	1,788	57,292
Rheinmetall AG	37,554	2,247,141
RHON KLINIKUM AG	129,405	2,950,304
SGL Carbon SEa	61,724	2,140,219
Sky Deutschland AGa	305,474	559,946
Software AG	25,330	2,823,474
SolarWorld AGb	19,966	270,912
Stada Arzneimittel AG	61,271	1,988,811
Symrise AG	115,326	2,869,712
Tognum AG	87,857	1,754,673
Vossloh AG	14,481	1,450,029
Wincor Nixdorf AG	45,192	2,549,631
Wirecard AGb	102,894	1,101,491
XING AGa	3,278	122,993

		59,341,403
GREECE – 0.43%
Alapis Holding Industrial and Commercial SA	203,534	596,619
Athens Water Supply & Sewage Co. (EYDAP) SA	3,770	27,799
Diagnostic & Therapeutic Center of Athens Hygeia SA	8,990	13,937
Eurobank Properties Real Estate Investment Co.	2,465	19,268
Forthnet SAa	25,955	27,051
Frigoglass SA	11,622	137,330
Hellenic Petroleum SA	101,320	794,638
Jumbo SA	84,334	670,209
Lamda Development SAa	2,320	12,090

Security	Shares	Value
Marfin Popular Bank Public Co. Ltd.	457,877	$1,079,705
Terna Energy SA	33,823	166,564
Thessaloniki Water Supply & Sewage Co. SA	3,190	18,619
Titan Cement Co. SA	47,680	1,023,075

		4,586,904
HONG KONG – 2.74%
AAC Acoustic Technologies Holdings Inc.	906,000	1,610,065
APAC Resources Ltd.[a]	3,020,000	186,674
Beijing Yu Sheng Tang Pharmaceutical Group Ltd.[a]	1,192,000	72,913
Brightoil Petroleum (Holdings) Ltd.[a]	1,197,512	547,450
C C Land Holdings Ltd.[b]	1,043,000	425,775
Cafe de Coral Holdings Ltd.	1,490,000	3,584,258
Century City International Holdings Ltd.	596,000	46,818
Champion REIT	3,171,000	1,551,729
Chemoil Energy Ltd.	149,000	48,425
China WindPower Group Ltd.[a,b]	4,530,000	460,852
Citic 1616 Holdings Ltd.	149,000	40,102
CK Life Sciences International (Holdings) Inc.[a]	1,192,000	71,378
Dickson Concepts International Ltd.	149,000	113,015
eSun Holdings Ltd.[a]	596,000	81,356
Far East Consortium International Ltd.	298,000	87,112
First Pacific Co. Ltd.[b]	3,612,800	2,582,100
Galaxy Entertainment Group Ltd.[a,b]	1,192,000	793,602
Giordano International Ltd.	5,364,000	2,776,841
G-Resources Group Ltd.[a]	9,387,000	483,530
HKR International Ltd.	238,400	101,618
Hutchison Harbour Ring Ltd.	13,708,000	1,270,992
Hutchison Telecommunications Hong Kong Holdings Ltd.	280,000	64,543
Johnson Electric Holdings Ltd.	3,129,000	1,470,736
Lai Sun Development Co. Ltd.	9,685,960	190,840

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Melco International Development Ltd.[a,b]	1,057,000	$439,657
Midland Holdings Ltd.	906,000	852,868
Neo Telemedia Ltd.[a]	21,304,000	389,570
Next Media Ltd.[a]	298,000	42,597
Pacific Andes International Holdings Ltd.	596,000	100,543
Pacific Basin Shipping Ltd.	2,416,000	1,829,407
Pacific Century Premium Developments Ltd.	866,000	157,244
Prosperity REIT	596,000	112,824
RCG Holdings Ltd.[a]	149,000	104,573
Regent Pacific Group Ltd.	8,046,000	208,263
Rising Development Holdings Ltd.[a]	328,247	80,314
Shun Tak Holdings Ltd.	1,208,000	686,028
SJM Holdings Ltd.	2,384,000	2,102,970
Techtronic Industries Co. Ltd.[b]	1,510,000	1,246,439
Victory City International Holdings Ltd.	298,000	62,552
VTech Holdings Ltd.[b]	151,000	1,606,176
Xinyi Glass Holdings Co. Ltd.	894,000	404,093

		29,088,842
IRELAND – 1.21%
Allied Irish Banks PLC[a]	552,939	676,426
C&C Group PLC	350,213	1,484,662
DCC PLC	101,022	2,480,876
FBD Holdings PLC	68,305	605,117
Fyffes PLC	253,151	118,730
Glanbia PLC	117,710	504,530
Grafton Group PLC	239,688	902,447
Greencore Group PLC	402,300	698,647
Independent News & Media PLC[a]	336,442	313,396
Irish Life & Permanent Group Holdings PLC[a]	184,909	421,574
Kingspan Group PLC[a]	43,210	302,862
Paddy Power PLC	47,382	1,721,012
Petroceltic International PLC[a]	1,319,544	191,155
Smurfit Kappa Group PLC[a]	109,722	1,131,130
Total Produce PLC	129,481	60,728

Security	Shares	Value
United Drug PLC	398,873	$1,264,313

		12,877,605
ISRAEL – 1.10%
Africa Israel Investments Ltd.[a]	9,387	43,751
Africa Israel Properties Ltd.[a]	15,794	170,244
Airport City Ltd.[a]	30,992	122,148
Alony Hetz Properties & Investments Ltd.	38,442	169,305
AL-ROV (Israel) Ltd.[a]	7,003	182,091
Alvarion Ltd.[a]	181,035	388,120
Amot Investments Ltd.	65,858	169,100
AudioCodes Ltd.[a]	47,829	137,142
Azorim-Investment Development & Construction Co. Ltd.[a]	29,353	129,897
Bayside Land Corp. Ltd.	894	201,927
Blue Square-Israel Ltd.	18,774	205,394
British Israel Investments Ltd.	46,339	132,134
Ceragon Networks Ltd.[a]	62,282	473,149
Clal Industries and Investments Ltd.	17,880	109,725
Clal Insurance Enterprises Holdings Ltd.[a]	5,662	111,623
Delek Automotive Systems Ltd.	4,023	45,088
Delek Drilling LPa	79,864	240,405
Delek Israeli Fuel Corp. Ltd.	15,794	492,975
Delek Real Estate Ltd.[a]	643,531	242,909
Elbit Imaging Ltd.[a]	8,940	119,421
Elco Holdings Ltd.	9,685	118,049
Electra (Israel) Ltd.	1,490	144,645
Electra Real Estate Ltd.[a]	35,313	248,840
Elron Electronic Industries Ltd.[a]	31,290	183,163
FMS Enterprises Migun Ltd.	10,281	282,826
Frutarom	43,955	356,128
Gazit Globe Ltd.	6,407	61,553
Gazit Inc.	13,857	287,660
Given Imaging Ltd.[a]	7,003	116,108
Granite Hacarmel Investments Ltd.	92,529	194,799
Hadera Paper Ltd.[a]	3,576	250,476
Hot Telecommunication Systems Ltd.[a]	19,221	175,356
Ituran Location and Control Ltd.	31,290	439,906

102	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Jerusalem Economy Ltd.[a]	18,029	$123,659
Jerusalem Oil Exploration Ltd.[a]	17,582	284,716
Koor Industries Ltd.	6,556	137,866
MATRIX IT Ltd.	63,325	332,999
Melisron Ltd.	9,536	223,562
Mellanox Technologies Ltd.[a]	11,026	185,201
Menorah Mivtachim Holdings Ltd.[a]	7,748	87,840
Naphtha Israel Petroleum Corp. Ltd.[a]	70,775	270,894
NetVision Ltd.	32,631	331,618
Nitsba Holdings 1995 Ltd.[a]	22,648	190,326
Oil Refineries Ltd.	140,805	66,669
Osem Investment Ltd.	28,459	436,539
Paz Oil Co. Ltd.	2,203	311,118
Phoenix Holdings Ltd.[a]	17,284	42,304
Plasson Industries Ltd.	8,195	180,353
Property & Building Corp. Ltd.	894	69,855
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	22,052	514,537
Retalix Ltd.[a]	13,857	177,405
Shikun & Binui Ltd.	55,875	110,346
Shufersal Ltd.	54,832	325,177
Strauss Group Ltd.	20,860	303,589
Tower Semiconductor Ltd.[a]	52,001	76,203
Union Bank of Israel[a]	24,585	105,350

		11,634,183
ITALY – 2.67%
Acotel Group SpA	596	38,831
Actelios SpA	35,015	128,185
Aedes SpA[a]	498,256	133,655
Alerion Cleanpower SpA	297,851	230,496
Alitalia SpA[a,c]	44,030	6
Arnoldo Mondadori Editore SpA[a,b]	536,900	1,766,170
AS Roma SpA[a]	206,216	253,345
Ascopiave SpA	49,468	99,248
Azimut Holding SpA	178,920	1,792,516
Banca Piccolo Credito Valtellinese Scrl	324,591	1,621,734

Security	Shares	Value
Banca Popolare dell’Etruria e del Lazio Scrl	258,090	$1,102,866
Banco di Sardegna SpA	3,576	44,725
Beghelli SpA	36,058	30,770
Benetton Group SpA	124,303	871,248
Beni Stabili SpA	1,373,390	1,135,281
Biesse SpA[a]	12,516	86,421
Brioschi Finanziaria SpA[a]	305,897	71,336
Buongiorno SpA[a]	155,556	196,579
Buzzi Unicem SpA[b]	110,024	1,199,033
Caltagirone Editore SpA	18,625	45,132
Cam Finanziara SpA[a]	161,814	67,460
Carraro SpA[a]	17,284	52,410
CIR SpA[a,b]	890,435	1,682,085
d’Amico International Shipping SAa	46,488	64,320
Danieli SpA RNC	81,578	883,717
Davide Campari-Milano SpA	583,900	3,075,150
Digital Multimedia Technologies SpA[a,b]	7,152	120,943
Engineering Ingegneria Informatica SpA	1,937	50,647
ERG SpA	81,069	1,056,167
Gemina SpA[a]	784,579	505,964
Gruppo Editoriale L’Espresso SpA[a]	603,486	1,257,954
Hera SpA	773,255	1,466,770
Immsi SpA[b]	150,937	157,313
Impregilo SpA	346,787	921,660
Interpump Group SpA[a]	20,711	111,977
Juventus Football Club SpA[a]	67,348	72,825
Marr SpA	84,990	731,892
Poltrona Frau SpA[a]	51,554	53,060
Recordati SpA	341,912	2,565,751
Reply SpA	3,129	61,840
Sabaf SpA	1,639	36,513
Seat Pagine Gialle SpA[a,b]	409,899	73,481
Societa Cattolica di Assicurazioni Scrl	75,318	2,007,623
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA[a]	596	22,153
Sogefi SpA[a]	41,571	111,838

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Telecom Italia Media SpA[a]	162,112	$40,043
Tiscali SpA[a,b]	1,789,865	258,834
Vittoria Assicurazioni SpA	8,791	42,261

		28,400,228
JAPAN – 26.08%
Access Co. Ltd.	302	412,959
Advance Residence Investment Corp.[a]	906	1,293,240
Aeon Delight Co. Ltd.[b]	14,900	289,713
Airport Facilities Co. Ltd.	14,900	53,988
Alps Electric Co. Ltd.[a]	208,600	1,882,359
AnGes MG Inc.[a]	453	605,847
Arnest One Corp.	29,800	334,244
Awa Bank Ltd. (The)	447,000	2,723,471
Bank of Iwate Ltd. (The)[b]	44,700	2,481,041
Bank of Nagoya Ltd. (The)	302,000	1,052,435
Calsonic Kansei Corp.[a]	302,000	909,555
Capcom Co. Ltd.	60,400	923,494
COMSYS Holdings Corp.	166,100	1,588,933
CSK Holdings Corp.[a]	89,400	367,256
Culture Convenience Club Co. Ltd.[b]	105,700	445,194
CyberAgent Inc.	596	873,436
DA Office Investment Corp.	302	742,280
Daifuku Co. Ltd.	151,000	883,418
Daihen Corp.	302,000	1,282,437
Daikyo Inc.[a]	298,000	495,177
Dainippon Screen Manufacturing Co. Ltd.[a]	298,000	1,502,723
Daio Paper Corp.	151,000	1,207,512
Daishi Bank Ltd. (The)	745,000	2,570,448
Daiwabo Holdings Co. Ltd.[b]	151,000	311,897
DISCO Corp.	30,200	1,822,594
Don Quijote Co. Ltd.	60,400	1,568,198
Dr. Ci:Labo Co. Ltd.	298	906,792
Duskin Co. Ltd.	119,200	2,111,378
eAccess Ltd.[b]	2,086	1,347,981
Ebara Corp.[a]	453,000	1,719,790
EDION Corp.[b]	120,800	921,403
Exedy Corp.	60,400	1,742,442
Fuji Machine Manufacturing Co. Ltd.	90,800	1,401,920

Security	Shares	Value
Fuji Soft Inc.	60,400	$983,434
Fujikura Ltd.	453,000	2,122,294
Funai Electric Co. Ltd.	30,200	1,075,087
Furuno Electric Co. Ltd.	29,800	151,304
Global One Real Estate Investment Corp. Ltd.	298	2,221,417
Glory Ltd.	90,600	2,102,430
GMO Internet Inc.	119,200	456,663
H.I.S. Co. Ltd.	60,400	1,381,408
H2O Retailing Corp.	298,000	1,843,157
Hamamatsu Photonics K.K	90,800	2,652,961
Hanwa Co. Ltd.	453,000	1,824,337
Haseko Corp.[a]	1,360,000	1,098,546
Heiwa Real Estate Co. Ltd.	528,500	1,262,399
Higo Bank Ltd. (The)	447,000	2,439,776
Hitachi Zosen Corp.[b]	1,132,500	1,607,403
Hogy Medical Co. Ltd.	29,800	1,421,913
Hokkoku Bank Ltd. (The)	604,000	2,369,721
Honeys Co. Ltd.	22,350	373,961
Hosiden Corp.	105,700	1,124,572
Hyakugo Bank Ltd. (The)	453,000	1,986,384
Hyakujushi Bank Ltd. (The)	596,000	2,235,172
Iino Kaiun Kaisha Ltd.	166,500	839,609
Inabata & Co. Ltd.	42,200	195,758
Inui Steamship Co. Ltd.	60,400	386,822
Iseki & Co. Ltd.[a,b]	302,000	784,099
IT Holdings Corp.	105,700	1,258,740
Iwai Cosmo Holdings Inc.	14,900	109,352
Izumi Co. Ltd.	120,800	1,562,622
Japan Airport Terminal Co. Ltd.	75,900	1,167,490
Japan Digital Laboratory Co. Ltd.	163,900	1,673,800
Japan Excellent Inc.	302	1,475,848
Japan Logistics Fund Inc.	298	2,438,057
Japan Securities Finance Co. Ltd.	178,800	1,043,997
Juki Corp.[a,b]	453,000	825,917
Juroku Bank Ltd. (The)	453,000	1,547,288
JVC KENWOOD Holdings Inc.[a]	140,280	477,528
kabu.com Securities Co. Ltd.	120,800	557,581
Kagoshima Bank Ltd. (The)	302,000	1,881,837
Kakaku.com Inc.	302	1,402,666
Kanematsu Corp.[a]	1,208,000	961,828
Kanto Tsukuba Bank Ltd. (The)[a]	29,800	78,059

104	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Kayaba Industry Co. Ltd.	302,000	$1,188,345
Keihin Corp.	75,500	1,361,718
Keiyo Bank Ltd. (The)	447,000	2,233,452
Kenedix Inc.[a,b]	1,341	224,068
Kenedix Realty Investment Corp.	304	995,560
Kewpie Corp.	89,400	1,069,788
Kitz Corp.	302,000	1,512,440
Kiyo Holdings Inc.	1,359,000	1,803,427
Kobayashi Pharmaceutical Co. Ltd.	59,600	2,506,831
Komeri Co. Ltd.	60,400	1,418,348
K’s Holdings Corp.	59,660	1,310,097
Leopalace21 Corp.[a,b]	208,600	459,758
Macnica Inc.	14,900	325,475
Macromill Inc.	149	239,851
Maruha Nichiro Holdings Inc.	755,000	1,202,285
Marusan Securities Co. Ltd.	241,600	1,352,135
Matsuya Co. Ltd.[a,b]	45,300	326,185
Meidensha Corp.[b]	149,000	462,509
Meitec Corp.	91,000	1,528,918
MID REIT Inc.	453	933,600
Ministop Co. Ltd.	14,900	205,808
Miraca Holdings Inc.	59,600	1,768,881
Misumi Group Inc.	134,100	2,571,823
Mitsubishi Steel Manufacturing Co. Ltd.	453,000	946,146
Mizuno Corp.[b]	447,000	2,011,655
Monex Group Inc.	1,812	747,507
Mori Hills REIT Investment Corp.	149	304,843
Mori Seiki Co. Ltd.	120,800	1,183,467
MORI TRUST Sogo REIT Inc.	302	2,369,721
Musashino Bank Ltd. (The)	60,400	1,698,532
Nabtesco Corp.	151,000	2,383,660
Nagase & Co. Ltd.	298,000	3,266,790
Namura Shipbuilding Co. Ltd.	14,900	83,733
Nanto Bank Ltd. (The)	302,000	1,568,197
Net One Systems Co. Ltd.	906	1,109,238
Nichicon Corp.	75,500	975,767
Nichi-Iko Pharmaceutical Co. Ltd.	59,600	2,142,326
Nifco Inc.	89,400	2,028,161

Security	Shares	Value
Nihon Dempa Kogyo Co. Ltd.	45,300	$793,508
Nihon Kohden Corp.	60,600	1,116,058
Nihon Parkerizing Co. Ltd.	149,000	1,911,932
Nihon Unisys Ltd.	151,000	1,073,344
Nippon Coke & Engineering Co. Ltd.	298,000	436,718
Nippon Commercial Investment Corp.	302	330,367
Nippon Denko Co. Ltd.	151,000	895,615
Nippon Kayaku Co. Ltd.	298,000	2,675,329
Nippon Konpo Unyu Soko Co. Ltd.	298,000	3,541,888
Nippon Light Metal Co. Ltd.[a]	1,057,000	1,549,031
Nippon Paint Co. Ltd.	447,000	2,620,309
Nippon Seiki Co. Ltd.	151,000	1,655,320
Nippon Sharyo Ltd.[b]	302,000	1,400,923
Nippon Shinyaku Co. Ltd.	151,000	1,845,246
Nippon Suisan Kaisha Ltd.	453,000	1,536,834
Nippon Yakin Kogyo Co. Ltd.[a]	151,000	480,914
Nishimatsuya Chain Co. Ltd.	120,800	1,124,920
Nishi-Nippon Railroad Co. Ltd.	745,000	3,094,854
Nisshin OilliO Group Ltd. (The)	302,000	1,505,470
Nitto Boseki Co. Ltd.	604,000	1,386,984
NSD Co. Ltd.	120,800	1,304,740
Ogaki Kyoritsu Bank Ltd. (The)	453,000	1,437,514
Okasan Securities Group Inc.	453,000	1,709,335
Oki Electric Industry Co. Ltd.[a]	1,057,000	841,599
Okinawa Electric Power Co. Inc. (The)	30,200	1,542,061
Okuma Corp.[a]	302,000	1,812,139
Onoken Co. Ltd.	14,900	132,219
Orient Corp.[a,b]	453,000	345,003
ORIX JREIT Inc.	453	2,213,772
Osaka Securities Exchange Co. Ltd.	302	1,498,500
OSG Corp.	166,100	1,830,435
Pacific Metals Co. Ltd.	151,000	1,082,056
PARK24 Co. Ltd.	151,000	1,615,244
Pioneer Corp.[a]	241,600	880,978
Point Inc.	19,630	985,351
Premier Investment Corp.	149	572,548
Press Kogyo Co. Ltd.[a]	302,000	871,221
Prima Meat Packers Ltd.	149,000	166,778

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Promise Co. Ltd.	96,850	$768,899
Rengo Co. Ltd.	302,000	1,948,050
Resorttrust Inc.	163,900	2,347,103
Roland Corp.	105,700	1,248,982
Ryohin Keikaku Co. Ltd.	45,300	1,667,517
Saizeriya Co. Ltd.	45,700	857,468
San-in Godo Bank Ltd. (The)	302,000	2,212,901
Sanken Electric Co. Ltd.[a,b]	302,000	1,181,376
Sankyu Inc.	453,000	1,907,974
Sanshin Electronics Co. Ltd.	14,900	125,685
Sanwa Holdings Corp.	606,000	1,944,011
Sanyo Shokai Ltd.	151,000	601,143
Sanyo Special Steel Co. Ltd.[a,b]	302,000	1,557,743
SATO Corp.	14,900	187,239
Sawai Pharmaceutical Co. Ltd.	29,800	2,640,942
Seino Holdings Co. Ltd.	302,000	2,024,717
Shiga Bank Ltd. (The)	447,000	2,718,313
Shima Seiki Manufacturing Ltd.	45,300	996,328
Shimachu Co. Ltd.	105,700	1,925,921
Shinko Plantech Co. Ltd.	105,700	979,427
Sinfonia Technology Co. Ltd.[b]	302,000	641,219
So-net Entertainment Corp.	298	716,974
So-net M3 Inc.[b]	151	681,295
Sotetsu Holdings Inc.	1,341,000	6,158,758
Star Micronics Co. Ltd.	90,600	960,782
Sumitomo Bakelite Co. Ltd.	447,000	2,326,298
Sumitomo Forestry Co. Ltd.	241,800	1,855,493
Sumitomo Osaka Cement Co. Ltd.	755,000	1,411,378
Sumitomo Warehouse Co. Ltd. (The)	447,000	2,140,607
Tadano Ltd.	302,000	1,481,075
Taiyo Yuden Co. Ltd.	151,000	1,927,141
Takara Holdings Inc.	302,000	1,627,440
Takefuji Corp.[b]	84,930	245,009
Teikoku Piston Ring Co. Ltd.	44,700	351,782
Toagosei Co. Ltd.	447,000	1,975,548
TOC Co. Ltd.	226,500	833,758
Toda Corp.	453,000	1,453,196
Toho Holdings Co. Ltd.	75,500	1,125,617
Toho Zinc Co. Ltd.	302,000	1,097,738
Tokai Carbon Co. Ltd.	302,000	1,589,107

Security	Shares	Value
Tokai Tokyo Financial Holdings Inc.	453,000	$1,641,380
Tokyo Dome Corp.	453,000	1,197,057
Tokyo Seimitsu Co. Ltd.[a,b]	75,700	1,025,523
Tokyo Tomin Bank Ltd. (The)	60,400	660,037
Tokyu Construction Co. Ltd.	17,880	46,217
TOKYU REIT Inc.	302	1,664,032
Tomy Co. Ltd.[b]	163,900	1,303,105
Topcon Corp.[b]	151,000	735,311
Topre Corp.	14,900	106,772
Toshiba Machine Co. Ltd.	302,000	1,094,253
Toyo Kanetsu K.K	149,000	233,833
TS Tech Co. Ltd.[b]	60,400	949,979
ULVAC Inc.	45,300	888,645
Usen Corp.[a]	250,320	173,312
VeriSign Japan K.K	298	115,885
Wacom Co. Ltd.	604	847,524
Works Applications Co. Ltd.[b]	894	410,068
Xebio Co. Ltd.	60,400	1,194,618
Yamatake Corp.	90,600	2,308,387
Yodogawa Steel Works Ltd.	447,000	1,872,386
Yoshinoya Holdings Co. Ltd.[b]	1,788	2,044,666
Zappallas Inc.[b]	149	225,237
Zeon Corp.	302,000	2,167,597

		277,164,672
NETHERLANDS – 2.34%
Aalberts Industries NV	128,217	1,910,115
Arcadis NV	80,672	1,562,304
BinckBank NV	76,294	1,069,002
Crucell NVa	78,860	1,512,315
CSM NV CVA	89,938	2,608,231
Imtech NV	80,370	2,238,092
Kardan NVa	55,494	235,690
Koninklijke BAM Groep NV	235,569	1,138,903
Koninklijke Wessanen NVa	238,335	893,006
Mediq NV	104,500	1,928,460
New World Resources NV Class Ab	38,442	455,142
Nutreco NV	35,392	2,137,830
SNS REAAL NVa	149,000	820,339
TomTom NVa,b	17,582	105,871
USG People NVa	88,835	1,363,928

106	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
VastNed Retail NV	32,249	$1,858,069
Wavin NV	33,756	483,750
Wereldhave NV	31,164	2,565,543

		24,886,590
NEW ZEALAND – 0.63%
Fisher & Paykel Appliances Holdings Ltd.[a]	1,378,250	529,118
Fisher & Paykel Healthcare Corp. Ltd.	678,844	1,484,996
Freightways Ltd.	911,284	1,861,450
Kiwi Income Property Trust[b]	2,176,199	1,497,513
Mainfreight Ltd.	274,160	1,320,609

		6,693,686
NORWAY – 2.64%
ABG Sundal Collier Holding ASA	1,043,000	1,121,431
Acergy SA	207,706	3,411,436
BWG Homes ASA[a]	29,800	78,508
Cermaq ASA[a]	108,300	989,684
Deep Sea Supply PLC[a]	74,500	124,508
Det norske oljeselskap ASA[a]	29,800	115,308
DNO International ASA[a]	834,001	1,146,643
EDB Business Partner ASA[a]	18,178	46,094
Eltek ASA[a]	342,700	186,774
Fred Olsen Energy ASA	46,702	1,374,923
Frontline Ltd.[b]	52,075	1,590,554
Golden Ocean Group Ltd.	196,382	293,928
Grieg Seafood ASA	74,500	212,216
Marine Harvest ASA	1,936,609	1,460,118
Norse Energy Corp. ASA	596,000	165,847
Norske Skogindustrier ASA[a]	104,747	128,491
Northern Offshore Ltd.[a]	141,252	272,117
Norwegian Energy Co. ASA[a]	149,000	334,884
Norwegian Property ASA[a]	499,150	773,385
Opera Software ASA	59,600	231,597
Petroleum Geo-Services ASA[a]	117,114	1,050,946
Prosafe Production Public Ltd.[a]	103,746	215,237
Prosafe SE	30,396	141,037
Schibsted ASA	52,205	1,169,032
Sevan Marine ASA[a,b]	447,000	454,485
Songa Offshore SEa	90,600	284,034
SpareBank 1 SMN	246,343	1,841,499
Stolt-Nielsen SA	62,998	972,463

Security	Shares	Value
Storebrand ASA[a]	303,907	$1,802,936
Subsea 7 Inc.[a,b]	105,700	1,803,059
TGS-NOPEC Geophysical Co. ASA	120,428	1,595,250
Tomra Systems ASA	248,582	1,219,723
Veidekke ASA	211,400	1,395,805

		28,003,952
PORTUGAL – 0.63%
Mota-Engil SGPS SAb	327,763	922,341
Portucel Empresa Produtore de Pasta e Papel SA	889,083	2,549,413
Redes Energeticas Nacionais SA	310,069	1,062,409
Semapa – Sociedade de Investimento e Gestao SGPS SA	219,061	2,166,130

		6,700,293
SINGAPORE – 2.70%
Banyan Tree Holdings Ltd.[a]	1,814,000	1,160,811
Biosensors International Group Ltd.[a]	1,359,000	814,670
Cambridge Industrial Trust	745,000	279,467
CapitaCommercial Trust[b]	1,812,000	1,759,288
CDL Hospitality Trusts	1,043,000	1,534,331
CH Offshore Ltd.	596,000	241,109
Creative Technology Ltd.	7,450	22,138
CSE Global Ltd.	298,000	210,423
Ezra Holdings Ltd.[b]	755,000	1,110,661
Frasers Centrepoint Trust	274,000	276,106
Frasers Commercial Trust	2,235,000	246,589
Gallant Venture Ltd.[a]	447,000	85,484
Hi-P International Ltd.	149,000	79,456
Hyflux Ltd.[b]	149,000	353,992
Indofood Agri Resources Ltd.[a]	453,000	773,020
k1 Ventures Ltd.	298,000	30,687
KS Energy Services Ltd.	149,000	118,363
Li Heng Chemical Fibre Technologies Ltd.	745,000	117,815
Lippo-Mapletree Indonesia Retail Trust	596,000	212,614
M1 Ltd.	149,000	232,342
Mapletree Logistics Trust	422,000	273,149
Metro Holdings Ltd.	3,427,000	1,978,739

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Oceanus Group Ltd.[a]	596,000	$135,898
Pacific Century Regional Developments Ltd.	447,000	60,825
Parkway Holdings Ltd.	894,000	2,590,828
Raffles Education Corp. Ltd.[b]	1,812,000	386,510
Singapore Post Ltd.	4,321,000	3,623,214
SMRT Corp. Ltd.	1,341,000	2,189,710
Straits Asia Resources Ltd.	604,000	919,628
Suntec REIT	2,980,000	3,134,420
Tat Hong Holdings Ltd.	149,000	108,499
Venture Corp. Ltd.	302,000	2,032,511
Wing Tai Holdings Ltd.[b]	1,057,000	1,399,433
Yanlord Land Group Ltd.	149,000	203,847

		28,696,577
SPAIN – 1.92%
Abengoa SAb	60,969	1,600,920
Almirall SA	62,580	592,717
Amper SA	7,003	41,421
Avanzit SAa	168,078	103,355
Banco Pastor SAb	216,327	1,134,369
Bolsas y Mercados Espanoles[b]	60,258	1,554,382
Construcciones y Auxiliar de Ferrocarriles SA	3,874	1,744,007
Ebro Puleva SA	136,931	2,390,476
FAES FARMA SA	268,260	915,661
General de Alquiler de Maquinaria SAa	14,453	32,575
NH Hoteles SAa,b	136,037	551,182
Obrascon Huarte Lain SAb	65,113	1,702,522
Papeles y Cartones de Europa SAa,b	228,268	957,588
Tecnicas Reunidas SA	32,631	1,690,264
Tubacex SA	275,669	922,994
Tubos Reunidos SA	295,674	747,296
Viscofan SA	95,062	2,753,114
Zeltia SAa	231,546	1,013,571

		20,448,414
SWEDEN – 3.35%
Alliance Oil Co. Ltd. SDR[a,b]	25,500	329,430
Axis Communications AB	12,963	156,888
B & B Tools AB Class B	10,728	155,806
BioInvent International ABa	10,877	46,639

Security	Shares	Value
Black Earth Farming Ltd. SDR[a]	35,313	$112,341
Castellum AB	225,016	2,328,047
D. Carnegie & Co. ABb,c	25,632	–
Elekta AB Class B	116,071	3,360,235
Eniro ABa,b	224,543	293,500
EOS Russia AB	37,250	221,550
Fabege AB	243,662	1,701,986
Gunnebo ABa	38,591	162,803
Hakon Invest ABb	90,600	1,404,787
Haldex ABa	5,364	59,355
Hexagon AB Class Bb	166,100	2,784,511
Hexpol AB	60,400	770,690
HiQ International ABa	40,826	179,573
Industrial & Financial Systems Class B	11,473	131,714
Intrum Justitia AB	120,800	1,386,825
JM AB	89,400	1,456,046
Kungsleden AB	191,690	1,358,845
Lindab International AB	90,600	1,090,245
Loomis AB Class B	104,238	1,124,598
Lundin Petroleum ABa	46,637	259,576
Meda AB Class A	211,400	1,693,013
Munters AB	8,046	60,097
NCC AB Class B	90,600	1,602,786
Net Entertainment NE ABa	18,178	162,174
Net Insight AB Class Ba,b	230,056	140,011
Nibe Industrier AB Class B	147,666	1,393,991
Niscayah Group AB	584,012	892,608
Nobia ABa	281,312	1,653,689
Oriflame Cosmetics SA SDR	39,611	2,365,236
PA Resources ABa ,b	559,000	409,793
Peab AB	219,985	1,341,864
Proffice AB Class B	59,600	189,605
RNB RETAIL AND BRANDS ABa	56,918	52,747
Saab AB	3,874	50,262
SAS ABa	115,031	416,863
TradeDoubler ABa	74,500	292,652
Transcom WorldWide SA Class B SDR[a]	18,178	60,344
Trelleborg AB Class B	274,309	1,997,630

		35,651,355

108	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
SWITZERLAND – 4.50%
Acino Holding AG Registered	2,642	$241,663
Advanced Digital Broadcast Holdings SA Registered	2,235	62,163
Allreal Holding AG Registered	4,470	522,087
Ascom Holding AG Registered[a]	42,018	425,702
Bank Sarasin & Compagnie AG Class B Registered	56,541	2,086,005
Barry Callebaut AG Registered[a]	2,682	1,688,026
Basilea Pharmaceutica AG Registered[a]	9,545	519,558
Basler Kantonalbank Participation Certificates	4,619	618,074
Bucher Industries AG Registered	8,869	1,058,770
Burckhardt Compression Holding AG	6,040	1,155,177
Charles Voegele Holding AG Bearer[a]	16,606	684,080
Clariant AG Registered[a]	217,197	2,864,821
COLTENE Holding AG Registered	1,192	66,080
Daetwyler Holding AG Bearer	2,086	135,578
Dufry AG Registered[a]	7,599	617,362
EMS-Chemie Holding AG	3,427	530,632
Flughafen Zurich AG Registered	4,772	1,557,599
Forbo Holding AG Registered	3,312	1,578,047
Galenica Holding AG Registered[b]	5,870	2,348,000
Gategroup Holding AGa	23,932	804,024
Georg Fischer AG Registered[a]	4,768	1,873,021
Gottex Fund Management Holdings Ltd.	5,364	32,043
Gurit Holding AG	596	301,916
Helvetia Holding AG	298	91,999
Inficon Holding AG	447	59,814
Kaba Holding AG Class B Registered	7,152	2,040,499
Kardex AG Bearer[a]	6,407	177,589
Komax Holding AG	3,278	281,979
Kuoni Reisen Holding AG Class B Registered	5,215	1,616,214
LifeWatch AG Registered[a]	12,854	143,744
Meyer Burger Technology AGa	14,900	400,182

Security	Shares	Value
Mobilezone Holding AG	51,256	$462,957
Mobimo Holding AG Registered[a]	2,042	371,805
OC Oerlikon Corp. AG Registered[a]	21,307	87,570
Orascom Development Holding AGa	3,576	204,904
Panalpina Welttransport Holding AG Registered	15,578	1,398,856
Partners Group Holding AG	13,820	1,941,735
Petroplus Holdings AGa	69,919	1,078,607
Phoenix Mecano	149	85,448
PSP Swiss Property AG Registered[a]	44,341	2,913,686
PubliGroupe SA Registered[a]	298	30,476
Rieter Holding AG Registered[a]	5,525	1,693,805
Schulthess Group AG Registered	19,119	605,778
Schweizerische National- Versicherungs- Gesellschaft AG	4,619	120,083
Sulzer AG Registered	22,393	2,311,535
Swiss Prime Site AG Registered[a]	33,648	2,100,085
Swisslog Holding AG Registered	284,888	206,944
Tecan AG Registered	24,175	1,513,465
Temenos Group AG Registered[a]	67,426	1,720,692
Valartis Group AG Bearer	1,341	34,286
Valora Holding AG Registered	6,189	1,561,669
Von Roll Holding AG Bearer[b]	92,800	480,742
Zehnder Group AG	149	224,871
Zueblin Immobilien Holding AG Registered[a]	26,522	101,398

		47,833,845
UNITED KINGDOM – 20.80%
Aberdeen Asset Management PLC	682,321	1,500,290
Aegis Group PLC	1,057,547	1,941,095
Afren PLC[a]	697,618	999,127
Amlin PLC	446,901	2,973,140
Anglo Pacific Group PLC	31,737	127,241
Arriva PLC	179,992	2,170,518
Ashtead Group PLC	791,074	1,201,734

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)
iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
AVEVA Group PLC	99,681	$2,076,268
Avis Europe PLC[a]	187,681	63,194
Avocet Mining PLC[a]	53,938	104,112
Barratt Developments PLC[a]	708,819	1,068,453
BBA Aviation PLC	583,931	1,792,409
Bellway PLC	149,478	1,356,595
Bodycote PLC	265,584	986,173
Borders & Southern Petroleum PLC[a]	286,676	314,274
Bovis Homes Group PLC[a]	211,290	1,137,639
Bowleven PLC[a]	109,962	267,358
Brit Insurance Holdings NV	81,757	1,280,396
Britvic PLC	329,588	2,477,605
BSS Group PLC (The)	237,804	1,666,229
BTG PLC[a]	348,511	1,162,560
Cable & Wireless Communications PLC	2,068,669	1,917,928
Cape PLC[a]	54,236	225,301
Capital & Counties Properties PLC[a,b]	377,160	649,737
Capital & Regional PLC[a]	117,114	55,941
Carillion PLC	553,088	2,607,235
Catlin Group Ltd.	332,362	2,002,931
Ceres Power Holdings PLC[a]	29,502	36,500
Charter International PLC	161,583	1,827,058
Chaucer Holdings PLC	95,360	69,071
Chemring Group PLC	44,998	2,035,213
Chloride Group PLC	346,276	2,023,332
Close Brothers Group PLC	192,294	2,023,739
CLS Holdings PLC[a]	8,642	60,227
COLT Group SAa	467,426	943,594
Computacenter PLC	39,336	168,857
Cookson Group PLC[a]	275,948	1,918,800
Costain Group PLC	19,370	58,699
Cranswick PLC	13,708	187,309
Croda International PLC	34,568	698,908
CSR PLC[a]	170,087	909,931
Daily Mail & General Trust PLC Class A NVS	271,655	2,063,804
Dairy Crest Group PLC	212,800	1,285,407
Dana Petroleum PLC[a]	101,329	2,715,209
Davis Service Group PLC (The)	314,539	1,842,322
De La Rue PLC	115,475	1,326,501

Security	Shares	Value
Debenhams PLC[a]	1,128,253	$1,086,679
Dechra Pharmaceuticals PLC	65,920	428,435
Desire Petroleum PLC[a,b]	152,725	241,574
Development Securities PLC	36,207	141,334
Devro PLC	200,554	659,584
Dialog Semiconductor PLC[a]	17,284	231,031
Dimension Data Holdings PLC	1,645,854	3,170,413
Dolphin Capital Investors Ltd.[a]	130,226	81,579
Drax Group PLC	39,634	238,352
DS Smith PLC	477,545	1,070,969
DSG International PLC[a]	3,699,968	1,554,670
easyJet PLC[a]	192,898	1,207,786
Electrocomponents PLC	583,710	2,056,833
Elementis PLC	134,547	163,303
EnQuest PLC	395,520	724,726
Enterprise Inns PLC[a]	254,343	408,683
Falkland Oil & Gas Ltd.[a]	41,571	82,683
Faroe Petroleum PLC[a]	101,469	265,778
Fenner PLC	60,047	206,981
Ferrexpo PLC	40,975	177,625
Fidessa Group PLC	18,178	416,495
Filtrona PLC	621,533	2,328,332
Findel PLC[a]	189,379	24,468
Forth Ports PLC	70,390	1,402,225
Galiform PLC[a]	754,834	848,189
Galliford Try PLC	12,516	60,372
GAME Group PLC (The)	442,736	496,105
Gem Diamonds Ltd.[a]	65,262	223,424
Genus PLC	19,966	223,572
GKN PLC[a]	1,589,234	3,362,503
Go-Ahead Group PLC (The)	53,044	927,086
Grainger PLC	151,384	267,666
Greene King PLC	278,481	1,932,052
Greggs PLC	97,893	681,464
Gulf Keystone Petroleum Ltd.[a,b]	316,178	434,508
Halfords Group PLC	305,897	2,304,304
Halma PLC	691,360	3,004,600
Hampson Industries PLC	128,140	123,418
Hamworthy PLC	19,966	104,750
Hardy Oil & Gas PLC[a]	19,072	47,342
Hays PLC	1,189,373	1,681,997
Henderson Group PLC	884,201	1,811,249
Heritage Oil PLC[a]	227,822	1,463,918

110	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Highland Gold Mining Ltd.[a]	43,508	$83,810
Hikma Pharmaceuticals PLC	51,107	573,077
Hiscox Ltd.	468,011	2,609,309
HMV Group PLC[b]	701,269	661,700
Hochschild Mining PLC	153,321	694,896
Holidaybreak PLC	6,556	26,695
Homeserve PLC	70,268	2,396,817
Hunting PLC	157,720	1,284,428
IG Group Holdings PLC	325,328	2,413,993
IMI PLC	43,955	491,159
Inchcape PLC[a]	407,380	1,905,700
Informa PLC	598,906	3,680,503
Intec Telecom Systems PLC	115,773	139,157
Intermediate Capital Group PLC	429,865	1,788,050
International Personal
Finance PLC	278,034	1,056,786
Interserve PLC	227,130	704,302
Intertek Group PLC	165,859	4,096,286
James Fisher & Sons PLC	9,685	68,330
Jardine Lloyd Thompson Group PLC	129,481	1,197,417
Jazztel PLC[a]	244,104	887,272
JD Wetherspoon PLC	189,975	1,298,377
JJB Sports PLC[a]	291,593	54,800
JKX Oil & Gas PLC	117,209	531,409
John Wood Group PLC	338,450	1,895,976
Johnston Press PLC[a]	470,244	147,290
Kesa Electricals PLC	771,224	1,514,599
Ladbrokes PLC	882,080	1,870,450
Laird PLC	220,136	423,014
Lavendon Group PLC	40,081	34,838
Logica PLC	1,479,913	2,512,378
Majestic Wine PLC	6,407	30,403
Marshalls PLC	77,182	108,787
Marston’s PLC	953,004	1,435,785
McBride PLC	114,102	248,744
Mecom Group PLC[a]	54,981	186,849
Meggitt PLC	124,117	581,584
Melrose PLC	404,538	1,478,065
Melrose Resources PLC	33,078	161,471
Michael Page International PLC	380,408	2,309,750
Micro Focus International PLC	202,396	1,310,047
Minerva PLC[a]	29,502	47,243

Security	Shares	Value
Misys PLC[a]	585,421	$2,311,323
Mitchells & Butlers PLC[a]	309,175	1,510,217
Mondi PLC	348,809	2,460,945
Moneysupermarket.com Group PLC	175,224	192,093
Morgan Crucible Co. PLC (The)	416,404	1,402,080
Morgan Sindall Group PLC	22,946	196,389
Mouchel Group PLC	57,365	112,299
National Express Group PLC	364,156	1,331,091
Northern Foods PLC	287,064	196,687
Northgate PLC[a]	23,691	68,269
Northumbrian Water Group PLC	529,433	2,754,420
Novae Group PLC	176,867	887,758
Pace PLC	276,424	912,569
Paragon Group of Companies PLC	404,088	868,892
PartyGaming PLC[a]	201,202	945,307
Pendragon PLC[a]	247,489	95,929
Pennon Group PLC	312,317	2,885,806
Persimmon PLC[a]	292,785	1,619,072
Petra Diamonds Ltd.[a,b]	148,851	158,519
Petropavlovsk PLC	124,941	1,976,268
Playtech Ltd.	156,599	1,085,230
Premier Farnell PLC	653,724	2,449,947
Premier Foods PLC[a]	2,090,716	621,784
Premier Oil PLC[a]	112,138	2,560,530
Primary Health Properties PLC	31,886	148,562
Provident Financial PLC	165,986	2,096,502
Punch Taverns PLC[a]	324,522	372,790
PV Crystalox Solar PLC	230,205	213,611
PZ Cussons PLC	82,695	444,215
QinetiQ Group PLC	605,575	1,171,263
Quintain Estates and Development PLC[a]	298,447	183,454
Raven Russia Ltd.	153,768	104,755
Redrow PLC[a]	381,677	640,184
Regal Petroleum PLC[a]	245,776	118,360
Regus PLC	765,346	897,158
Rentokil Initial PLC[a]	1,668,090	2,672,481
Restaurant Group PLC (The)	449,980	1,613,794
Robert Walters PLC	8,344	29,010
Rotork PLC	12,069	285,409
RPS Group PLC	26,075	79,630

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
Salamander Energy PLC[a]	72,712	$273,754
SDL PLC[a]	204,130	1,719,921
Severfield-Rowen PLC	34,270	117,001
Shaftesbury PLC	327,265	2,050,119
Shanks Group PLC	131,418	215,075
SIG PLC[a]	561,742	890,301
SOCO International PLC[a]	197,437	1,296,192
Southern Cross Healthcare Ltd.[a]	90,741	45,830
Spectris PLC	167,067	2,366,566
Speedy Hire PLC	355,961	129,612
Spice PLC	169,860	150,300
Spirent Communications PLC	503,322	1,008,175
SSL International PLC	232,956	4,308,671
St. Modwen Properties PLC	33,376	90,846
Sterling Energy PLC[a]	97,595	189,526
Tate & Lyle PLC	424,241	2,985,831
Taylor Wimpey PLC[a]	2,767,824	1,148,693
Telecom plus PLC	7,748	44,290
Topps Tiles PLC[a]	62,133	58,870
Travis Perkins PLC[a]	182,240	2,407,400
Trinity Mirror PLC[a]	316,633	528,111
TT electronics PLC[a]	45,892	76,543
Tullett Prebon PLC	263,879	1,406,740
UK Coal PLC[a]	206,823	115,796
Ultra Electronics Holdings PLC	112,495	2,843,520
Umeco PLC	15,049	92,388
UNITE Group PLC[a]	186,846	555,099
Valiant Petroleum PLC[a]	10,430	111,891
Vectura Group PLC[a]	889,685	613,068
Victrex PLC	29,949	572,218
W.S. Atkins PLC	117,360	1,311,395
Weir Group PLC (The)	192,596	3,538,056
Wellstream Holdings PLC	92,888	729,542
WH Smith PLC	267,983	1,782,416
William Hill PLC	635,118	1,660,085
Wincanton PLC	268,285	997,883
Wolfson Microelectronics PLC[a]	18,923	51,121
Workspace Group PLC	301,576	93,279
WSP Group PLC	46,190	252,460
Xchanging PLC	391,870	1,227,415

Security	Shares	Value
Yell Group PLC[a]	1,854,454	$697,313

		221,058,481

TOTAL COMMON STOCKS
(Cost: $1,023,804,857)		1,058,460,607

PREFERRED STOCKS – 0.09%

GERMANY – 0.09%
ProSiebenSat.1 Media AG	55,044	963,800

		963,800

TOTAL PREFERRED STOCKS
(Cost: $686,052)		963,800

RIGHTS – 0.00%

AUSTRALIA – 0.00%
Cromwell Group[a,c]	27,013	2
SAI Global Ltd.[c]	10,530	38,034

		38,036

NORWAY – 0.00%
Norse Energy Corp. ASA[c]	580,000	9

		9

UNITED KINGDOM – 0.00%
Development Securities PLC (Expires 8/11/2010)	12,540	295

		295

TOTAL RIGHTS
(Cost: $33,892)		38,340

SHORT-TERM INVESTMENTS – 4.51%

MONEY MARKET FUNDS – 4.51%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.26%[d,e,f]	39,432,246	39,432,246
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	8,318,540	8,318,540

112	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[d,e]	170,423	$170,423

		47,921,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,921,209)		47,921,209

TOTAL INVESTMENTS
IN SECURITIES – 104.18%
(Cost: $1,072,446,010)		1,107,383,956

Other Assets, Less Liabilities – (4.18)%		(44,465,351)

NET ASSETS – 100.00%		$1,062,918,605

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	113

Schedule of Investments

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.43%

AUSTRALIA – 4.26%
AGL Energy Ltd.	7,280	$97,338
Alumina Ltd.	20,308	28,495
Amcor Ltd.	16,771	99,594
AMP Ltd.	25,970	124,600
Aristocrat Leisure Ltd.	6,755	20,730
Asciano Group[a]	36,155	55,313
ASX Ltd.	2,380	62,265
Australia and New Zealand Banking
Group Ltd.	31,465	656,549
AXA Asia Pacific Holdings Ltd.	12,075	59,355
Bendigo and Adelaide Bank Ltd.	5,496	40,747
BGP Holdings PLC[b]	38,252	5
BHP Billiton Ltd.	43,925	1,595,296
BlueScope Steel Ltd.[a]	21,700	46,556
Boral Ltd.	14,952	57,390
Brambles Ltd.	18,900	92,390
Caltex Australia Ltd.	3,360	31,238
CFS Retail Property Trust	32,655	55,575
Coca-Cola Amatil Ltd.	8,960	93,034
Cochlear Ltd.	1,050	67,182
Commonwealth Bank of Australia	19,460	925,906
Computershare Ltd.	6,020	55,096
Crown Ltd.	7,525	54,224
CSL Ltd.	7,700	231,000
CSR Ltd.	13,766	21,434
Dart Energy Ltd.[a]	4,896	3,346
Dexus Property Group	50,400	37,184
Energy Resources of Australia Ltd.	525	6,549
Fairfax Media Ltd.[c]	27,830	37,160
Fortescue Metals Group Ltd.[a]	16,800	65,243
Foster’s Group Ltd.	30,940	161,329
Goodman Fielder Ltd.	21,805	26,352
Goodman Group	65,170	36,282
GPT Group	20,300	52,557
Harvey Norman Holdings Ltd.	11,235	35,597
Incitec Pivot Ltd.	24,710	72,698
Insurance Australia Group Ltd.	23,870	73,684
Intoll Group	36,645	48,764
James Hardie Industries SEa	8,820	51,978
Leighton Holdings Ltd.	1,890	50,455

Security	Shares	Value
Lend Lease Group	5,180	$34,184
Macquarie Group Ltd.	3,990	134,364
MAp Group	12,771	34,220
Metcash Ltd.	7,945	32,005
Mirvac Group	43,546	52,232
National Australia Bank Ltd.	26,565	604,325
Newcrest Mining Ltd.	5,688	168,426
OneSteel Ltd.	21,394	57,907
Orica Ltd.	5,078	115,841
Origin Energy Ltd.	12,915	180,514
OZ Minerals Ltd.[a]	21,868	24,349
Paladin Energy Ltd.[a]	6,790	23,665
Qantas Airways Ltd.[a]	15,505	34,669
QBE Insurance Group Ltd.	12,915	195,245
Rio Tinto Ltd.	5,711	365,045
Santos Ltd.	11,525	138,759
Sims Metal Management Ltd.	1,680	27,071
Sonic Healthcare Ltd.	5,288	49,306
SP AusNet	51,211	37,087
Stockland Corp. Ltd.	28,745	98,621
Suncorp-Metway Ltd.	17,955	136,044
Tabcorp Holdings Ltd.	11,830	73,464
Tatts Group Ltd.	25,025	55,502
Telstra Corp. Ltd.	53,412	155,691
Toll Holdings Ltd.	7,525	40,463
Transurban Group	14,490	58,765
Wesfarmers Ltd.	12,355	347,722
Wesfarmers Ltd. Partially Protected	1,225	34,588
Westfield Group	25,690	283,954
Westpac Banking Corp.	38,189	829,349
Woodside Petroleum Ltd.	7,392	278,371
Woolworths Ltd.	16,170	377,511
WorleyParsons Ltd.	2,625	54,987

		10,464,736

AUSTRIA – 0.19%
Erste Group Bank AG	2,882	115,625
IMMOEAST AG Escrow[a,b]	5,270	7
IMMOFINANZ AGa	10,342	34,021
OMV AG	2,205	73,785
Raiffeisen International Bank
Holding AG	980	44,533
Telekom Austria AG	5,110	65,774

114	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Verbund AG	1,436	$50,942
Vienna Insurance Group AG	700	33,223
voestalpine AG	1,820	58,210

		476,120

BELGIUM – 0.50%
Ageas	33,161	91,286
Anheuser-Busch InBev NV	9,240	489,159
Belgacom SA	1,650	59,233
Colruyt SA	258	63,544
Compagnie Nationale a
Portefeuille SA	560	26,790
Delhaize Group SA	1,260	93,025
Dexia SAa	8,799	43,125
Groupe Bruxelles Lambert SA	1,087	84,459
KBC Groep NVa	2,339	103,302
Mobistar SA	577	33,233
Solvay SA	638	62,422
UCB SA	1,392	44,857
Umicore	1,287	43,393

		1,237,828

CANADA – 5.74%
Agnico-Eagle Mines Ltd.	2,310	128,806
Agrium Inc.	1,820	114,330
Alimentation Couche-Tard Inc.
Class B	2,800	58,259
ARC Energy Trust	1,590	30,767
Bank of Montreal	6,965	425,156
Bank of Nova Scotia	13,160	659,182
Barrick Gold Corp.	13,020	534,225
BCE Inc.	2,765	84,431
Biovail Corp.	2,170	47,300
Bombardier Inc. Class B	19,530	88,363
Brookfield Asset Management Inc.
Class A	6,860	171,708
Brookfield Properties Corp.	3,325	50,039
CAE Inc.	5,740	54,616
Cameco Corp.	4,655	118,324
Canadian Imperial Bank
of Commerce	5,390	369,468
Canadian National Railway Co.	6,475	406,562
Canadian Natural Resources Ltd.	14,700	505,248
Canadian Oil Sands Trust	3,045	79,706

Security	Shares	Value
Canadian Pacific Railway Ltd.	2,065	$123,084
Canadian Tire Corp. Ltd. Class A	1,015	56,350
Canadian Utilities Ltd. Class A	1,260	59,712
Cenovus Energy Inc.	8,445	237,373
CGI Group Inc. Class Aa	5,145	73,432
CI Financial Corp.	1,995	37,655
Crescent Point Energy Corp.	1,790	65,851
Eldorado Gold Corp.	7,910	128,256
Enbridge Inc.	5,180	251,670
EnCana Corp.	9,975	304,398
Enerplus Resources Fund	1,785	40,866
Ensign Energy Services Inc.	1,995	24,542
Fairfax Financial Holdings Ltd.	392	155,856
Finning International Inc.	1,855	35,625
First Quantum Minerals Ltd.	945	59,107
Fortis Inc.	2,590	73,555
Franco-Nevada Corp.	1,960	59,621
George Weston Ltd.	280	21,344
Gerdau Ameristeel Corp.[a]	2,940	32,227
Gildan Activewear Inc.[a]	1,785	54,818
Goldcorp Inc.	9,975	390,303
Great-West Lifeco Inc.	3,045	74,266
Husky Energy Inc.	3,290	80,689
IAMGOLD Corp.	5,075	79,874
IGM Financial Inc.	1,750	68,712
Imperial Oil Ltd.	4,200	164,012
Industrial Alliance Insurance and
Financial Services Inc.	105	3,327
Inmet Mining Corp.	805	39,275
Intact Financial Corp.	700	31,835
Ivanhoe Mines Ltd.[a]	4,375	77,055
Kinross Gold Corp.	9,660	158,225
Loblaw Companies Ltd.	2,240	94,933
Magna International Inc. Class A	1,330	98,825
Manulife Financial Corp.	23,035	365,447
Metro Inc. Class A	595	25,384
National Bank of Canada	2,345	134,309
Nexen Inc.	6,160	127,692
Niko Resources Ltd.	840	90,431
Onex Corp.	2,030	54,280
Open Text Corp.[a]	1,470	58,075
Pacific Rubiales Energy Corp.[a]	1,820	43,576
Pan American Silver Corp.	1,225	28,153

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Penn West Energy Trust	5,600	$108,417
Petrobank Energy and
Resources Ltd.[a]	1,540	63,322
Potash Corp. of Saskatchewan Inc.	5,113	534,210
Power Corp. of Canada	4,235	109,786
Power Financial Corp.	2,835	77,567
Red Back Mining Inc.[a]	700	17,684
Research In Motion Ltd.[a]	6,720	385,929
Ritchie Bros. Auctioneers Inc.[c]	525	9,761
Rogers Communications Inc.
Class B	6,475	224,750
Royal Bank of Canada	18,030	940,406
Saputo Inc.	2,345	71,515
Shaw Communications Inc. Class B	4,830	94,635
Sherritt International Corp.	5,260	34,779
Shoppers Drug Mart Corp.	2,485	84,615
Silver Wheaton Corp.[a]	3,640	68,527
Sino-Forest Corp. Class Aa	3,430	52,718
SNC-Lavalin Group Inc.	1,855	83,695
Sun Life Financial Inc.	7,315	205,398
Suncor Energy Inc.	20,303	668,060
Talisman Energy Inc.	13,685	233,188
Teck Resources Ltd. Class B	6,335	222,597
TELUS Corp. NVS	2,065	77,351
Thomson Reuters Corp.	5,500	205,272
Tim Hortons Inc.	1,400	47,684
TMX Group Inc.	1,295	35,822
Toronto-Dominion Bank (The)	11,795	837,829
TransAlta Corp.	3,115	63,029
TransCanada Corp.	7,980	281,483
Vermilion Energy Trust	245	7,874
Viterra Inc.[a]	3,325	25,988
Yamana Gold Inc.	10,290	96,611
Yellow Pages Income Fund	5,320	29,132

		14,110,144

DENMARK – 0.49%
Carlsberg A/S Class B	1,365	120,998
Coloplast A/S Class B	700	72,698
Danske Bank A/Sa	6,300	148,370
DSV A/S	2,975	53,055
Novo Nordisk A/S Class B	6,510	556,694
Novozymes A/S Class B	665	84,934

Security	Shares	Value
TrygVesta A/S	420	$25,496
Vestas Wind Systems A/Sa	2,520	122,485
William Demant Holding A/Sa	353	25,860

		1,210,590

FINLAND – 0.56%
Elisa OYJ[a]	2,380	47,192
Fortum OYJ	6,265	145,692
Kesko OYJ Class B	1,190	46,138
Kone OYJ Class B	2,170	99,004
Metso OYJ	1,855	73,129
Neste Oil OYJ	2,065	30,427
Nokia OYJ	46,515	429,955
Nokian Renkaat OYJ	1,890	53,013
Orion OYJ Class B	735	14,191
Outokumpu OYJ	2,135	35,380
Rautaruukki OYJ	1,505	29,058
Sampo OYJ Class A	6,125	149,618
Stora Enso OYJ Class R	3,430	27,772
UPM-Kymmene OYJ	7,665	111,244
Wartsila OYJ Class B	1,505	79,154

		1,370,967

FRANCE – 5.12%
Accor SA	2,555	82,734
Aeroports de Paris	665	49,001
Air France-KLM[a]	1,960	29,263
Alcatel-Lucent[a]	31,080	93,008
ALSTOM	2,450	128,185
ArcelorMittal	11,453	349,001
Atos Origin SAa	980	42,069
AXA	21,518	396,536
BNP Paribas	12,089	830,159
Bouygues SA	2,905	122,622
Bureau Veritas SA	280	16,911
Cap Gemini SA	1,890	89,923
Carrefour SA	8,575	394,634
Casino Guichard-Perrachon SA	665	57,899
Christian Dior SA	560	60,671
CNP Assurances SA	2,240	46,225
Compagnie de Saint-Gobain	4,904	208,694
Compagnie Generale de
Geophysique-Veritas[a]	1,750	33,800

116	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Compagnie Generale des
Etablissements Michelin Class B	1,995	$151,943
Credit Agricole SA	11,485	157,258
Danone SA	7,115	398,956
Dassault Systemes SA	1,190	77,338
Edenred SAa	2,555	44,937
Eiffage SA	455	22,952
Electricite de France	2,625	111,556
Eramet	70	19,375
Essilor International SA	2,555	159,775
Eurazeo	330	21,017
European Aeronautic Defence and
Space Co.	4,026	95,355
Eutelsat Communications	910	33,604
Fonciere des Regions	140	12,789
France Telecom SA	23,800	498,277
GDF Suez	15,996	531,201
Gecina SA	210	21,504
Groupe Eurotunnel SA	4,219	31,055
Hermes International	735	126,063
Icade	455	43,249
Iliad SA	140	12,321
Klepierre	1,541	49,156
Lafarge SA	2,566	139,737
Lagardere SCA	1,820	67,019
L’Air Liquide SA	3,883	436,926
L’Oreal SA	3,360	352,469
LVMH Moet Hennessy Louis
Vuitton SA	3,290	401,275
Natixis[a]	13,428	71,760
Neopost SA	665	51,419
Pernod Ricard SA	2,943	230,278
PPR SA	1,085	145,100
PSA Peugeot Citroen SAa	2,100	62,296
Publicis Groupe SA	2,660	119,853
Renault SAa	2,520	112,395
Safran SA	3,430	92,545
Sanofi-Aventis	13,825	802,760
Schneider Electric SA	3,115	359,153
SCOR SE	2,470	54,174
SES SA FDR	2,975	73,466
Societe Generale	7,756	446,973
Societe Television Francaise 1	2,520	40,070

Security	Shares	Value
Sodexo	1,435	$90,382
STMicroelectronics NV	9,310	76,765
Suez Environnement SA	4,831	89,876
Technip SA	1,295	86,212
Thales SA	1,295	43,688
Total SA	27,685	1,396,193
Unibail-Rodamco SE	1,015	200,203
Vallourec SA	1,330	129,452
Veolia Environnement	4,655	123,565
Vinci SA	5,390	260,871
Vivendi SA	16,135	387,726

		12,595,617

GERMANY – 3.78%
Adidas AG	2,485	134,549
Allianz SE Registered	6,125	710,987
BASF SE	12,635	737,612
Bayer AG	10,535	605,478
Bayerische Motoren Werke AG	3,710	199,667
Beiersdorf AG	1,085	64,245
Celesio AG	1,190	27,774
Commerzbank AGa	7,490	67,720
Daimler AG Registered	11,795	635,790
Deutsche Bank AG Registered	7,490	523,027
Deutsche Boerse AG	2,660	186,164
Deutsche Lufthansa AG Registered	3,395	55,177
Deutsche Post AG Registered	10,185	176,810
Deutsche Postbank AGa	1,820	58,021
Deutsche Telekom AG Registered	37,905	509,135
E.ON AG	24,220	722,425
Fraport AG	525	27,232
Fresenius Medical Care AG &
Co. KGaA	2,520	138,233
GEA Group AG	3,010	68,096
Hannover Rueckversicherung
AG Registered	770	36,856
HeidelbergCement AG	1,715	86,345
Henkel AG & Co. KGaA	1,470	60,939
Hochtief AG	525	34,024
Infineon Technologies AGa	11,585	78,166
K+S AG	2,124	112,734
Linde AG	1,680	196,874
MAN SE	1,505	139,662

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Merck KGaA	875	$77,859
METRO AG	1,680	93,228
Muenchener Rueckversicherungs-
Gesellschaft AG Registered	2,765	382,918
QIAGEN NVa	3,045	56,550
RWE AG	5,740	405,237
Salzgitter AG	595	39,751
SAP AG	11,690	533,650
Siemens AG Registered	11,130	1,084,467
Suedzucker AGc	560	10,801
ThyssenKrupp AG	4,935	146,396
TUI AGa	1,120	11,793
Volkswagen AG	455	43,107

		9,279,499

GREECE – 0.08%
Alpha Bank AEa	3,060	23,242
Bank of Cyprus Public Co. Ltd.	1,768	9,490
Coca-Cola Hellenic Bottling Co. SA	1,428	33,673
EFG Eurobank Ergasias SAa	510	3,920
Hellenic Telecommunications
Organization SA SP ADR	7,315	29,918
National Bank of Greece SA
SP ADR	27,484	79,704
OPAP SA	1,020	15,083
Piraeus Bank SAa	850	5,614

		200,644

HONG KONG – 1.18%
Bank of East Asia Ltd. (The)	28,480	111,860
BOC Hong Kong (Holdings) Ltd.	52,500	134,810
CLP Holdings Ltd.	17,500	129,243
Esprit Holdings Ltd.	17,709	111,174
Foxconn International
Holdings Ltd.[a]	35,000	24,609
Hang Lung Properties Ltd.[c]	35,000	146,032
Hang Seng Bank Ltd.	14,000	193,989
Hong Kong and China Gas Co.
Ltd. (The)	38,620	96,483
Hong Kong Exchanges and
Clearing Ltd.	17,500	287,783
Hongkong Electric Holdings Ltd.	17,500	106,031
Hutchison Whampoa Ltd.	35,000	231,218
Kerry Properties Ltd.[c]	17,500	88,228

Security	Shares	Value
Link REIT (The)	35,000	$91,045
MTR Corp. Ltd.	35,000	123,046
New World Development Co. Ltd.	35,000	62,560
Sands China Ltd.[a]	28,000	43,269
Sun Hung Kai Properties Ltd.	35,000	514,268
Swire Pacific Ltd. Class A	17,500	212,739
Wharf (Holdings) Ltd. (The)	35,000	191,555

		2,899,942

IRELAND – 0.13%
Anglo Irish Bank Corp. Ltd.[b]	6,552	1
Bank of Ireland[a]	25,970	28,860
CRH PLC	9,244	193,051
Elan Corp. PLC[a]	6,265	29,383
Kerry Group PLC Class A	2,345	74,544

		325,839

ISRAEL – 0.33%
Bank Hapoalim Ltd.[a]	3,290	13,367
Bank Leumi le-Israel[a]	6,475	27,592
Bezeq The Israel
Telecommunication Corp. Ltd.	3,010	6,713
Cellcom Israel Ltd.	2,275	63,006
Delek Group Ltd. (The)	35	8,148
Israel Chemicals Ltd.	4,830	59,920
Israel Corp. Ltd. (The)[a]	35	26,293
NICE Systems Ltd.[a]	175	5,046
Ormat Industries Ltd.	735	5,638
Partner Communications Co. Ltd.	3,115	51,613
Teva Pharmaceutical Industries Ltd.	11,340	550,727

		818,063

ITALY – 1.52%
A2A SpA	28,665	42,984
Assicurazioni Generali SpA	14,363	289,289
Atlantia SpA	4,335	84,884
Autogrill SpA[a]	3,780	46,784
Banca Carige SpA	16,000	35,978
Banca Monte dei Paschi di
Siena SpA	28,677	37,697
Banca Popolare di Milano Scrl	5,570	29,498
Banco Popolare SpA	9,765	62,273
Beni Stabili SpA	816	670
Enel SpA	81,563	400,336
Eni SpA	31,870	651,452

118	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Fiat SpA	10,959	$140,347
Finmeccanica SpA	3,091	33,947
Intesa Sanpaolo SpA	93,190	308,376
Luxottica Group SpA	2,310	60,069
Mediaset SpA	9,695	62,301
Mediobanca SpA[a]	7,885	70,881
Mediolanum SpA	9,570	42,203
Parmalat SpA	18,170	43,982
Pirelli & C. SpA	6,280	43,894
Prysmian SpA	2,275	38,471
Saipem SpA	2,555	91,871
Snam Rete Gas SpA	16,146	75,779
Telecom Italia SpA	131,041	166,879
Tenaris SA	5,565	111,144
Terna SpA	24,730	102,776
UniCredit SpA	205,393	575,310
Unione di Banche Italiane ScpA	7,146	76,666

		3,726,741

NETHERLANDS – 1.37%
AEGON NVa	19,740	118,711
Akzo Nobel NV	3,430	202,003
ASML Holding NV	5,530	176,294
Corio NV	805	47,215
Fugro NV CVA	422	22,274
Heineken Holding NV	630	24,705
Heineken NV	3,255	147,277
ING Groep NV CVA[a]	43,752	420,661
Koninklijke Ahold NV	17,150	220,079
Koninklijke DSM NV	2,205	104,608
Koninklijke KPN NV	22,120	307,776
Koninklijke Philips Electronics NV	13,685	426,287
Randstad Holding NVa	1,155	51,868
Reed Elsevier NV	8,995	116,367
Royal Boskalis Westminster
NV CVA	560	23,116
Royal Vopak NV	910	36,971
SBM Offshore NV	2,073	32,692
TNT NV	5,394	160,925
Unilever NV CVA	22,177	652,241
Wolters Kluwer NV	4,235	85,409

		3,377,479

Security	Shares	Value

NEW ZEALAND – 0.02%
Contact Energy Ltd.[a]	5,495	$22,688
Fletcher Building Ltd.	3,815	21,002

		43,690

NORWAY – 0.40%
Aker Solutions ASA	1,400	18,153
DnB NOR ASA	12,250	152,185
Norsk Hydro ASA	14,833	79,864
Orkla ASA	5,460	45,310
Renewable Energy Corp. ASA[a]	4,031	11,098
Seadrill Ltd.	5,040	117,011
Statoil ASA	16,835	340,398
Telenor ASA	8,680	133,988
Yara International ASA	2,384	89,891

		987,898

PORTUGAL – 0.16%
Banco Comercial Portugues
SA Registered	57,751	49,958
Banco Espirito Santo SA Registered	8,087	38,708
BRISA – Auto-estradas de
Portugal SA	5,987	39,077
CIMPOR – Cimentos de Portugal
SGPS SA	2,140	13,014
EDP Renovaveis SAa	840	5,015
Energias de Portugal SA	32,200	105,840
Galp Energia SGPS SA Class B	1,435	23,462
Jeronimo Martins SGPS SA	1,120	12,235
Portugal Telecom SGPS
SA Registered	9,595	105,578

		392,887

SINGAPORE – 0.84%
CapitaLand Ltd.	35,000	101,946
CapitaMall Trust Management Ltd.	105,200	147,793
ComfortDelGro Corp. Ltd.	70,000	82,380
Genting Singapore PLC[a]	70,800	66,137
Golden Agri-Resources Ltd.	70,000	29,605
Keppel Corp. Ltd.	35,000	240,447
Neptune Orient Lines Ltd.	79,499	119,873
Noble Group Ltd.	54,163	65,734
Oversea-Chinese
Banking Corp. Ltd.	35,000	232,467
SembCorp Marine Ltd.	35,000	102,975

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Singapore Press Holdings Ltd.	13,000	$39,491
Singapore Technologies
Engineering Ltd.	35,000	83,410
Singapore Telecommunications Ltd.	105,000	240,962
United Overseas Bank Ltd.	35,000	511,272

		2,064,492

SPAIN – 2.00%
Abertis Infraestructuras SA	4,265	72,067
Acciona SA	385	33,927
Acerinox SA	1,785	30,662
Actividades de Construcciones y
Servicios SA	2,345	101,703
Banco Bilbao Vizcaya Argentaria SA	46,588	627,281
Banco de Sabadell SAc	13,301	75,622
Banco de Valencia SA	3,524	21,165
Banco Popular Espanol SA	12,400	82,389
Banco Santander SA	106,750	1,386,428
Bankinter SAc	4,031	30,228
Criteria CaixaCorp SA	8,260	40,343
Enagas SA	2,485	45,842
Ferrovial SA	4,276	37,502
Gamesa Corporacion
Tecnologica SA	2,695	23,517
Gas Natural SDG SA	3,045	50,897
Gestevision Telecinco SA	1,260	14,436
Grifols SA	1,505	16,770
Iberdrola Renovables SA	6,720	23,515
Iberdrola SA	50,610	357,036
Iberia Lineas Aereas de Espana SAa	4,585	15,590
Indra Sistemas SA	2,100	34,308
Industria de Diseno Textil SA	3,080	203,641
Mapfre SA	17,154	56,586
Red Electrica Corporacion SA	1,540	67,412
Repsol YPF SA	10,220	241,061
Telefonica SA	53,130	1,205,773
Zardoya Otis SA	1,753	27,337
Zardoya Otis SA Temporary[a,b]	85	1,326

		4,924,364

SWEDEN – 1.48%
Alfa Laval AB	5,180	80,175
Assa Abloy AB Class B	4,025	88,909
Atlas Copco AB Class A	8,435	137,788

Security	Shares	Value
Atlas Copco AB Class B	4,865	$72,540
Electrolux AB Class B	3,920	87,295
Getinge AB Class B	2,906	64,232
Hennes & Mauritz AB Class B	12,530	394,111
Husqvarna AB Class B	4,239	29,903
Investor AB Class B	4,865	91,584
Millicom International Cellular
SA SDR	910	84,080
Nordea Bank AB	41,685	416,288
Sandvik AB	12,425	160,259
Scania AB Class B	4,760	87,632
Securitas AB Class B	4,935	50,068
Skandinaviska Enskilda Banken AB
Class A	23,381	160,697
Skanska AB Class B	6,125	103,442
SKF AB Class B	4,550	86,787
SSAB AB Class A	2,660	38,448
Svenska Cellulosa AB Class B	6,965	100,384
Svenska Handelsbanken AB
Class A	6,300	180,554
Swedbank AB Class Aa	10,122	115,574
Swedish Match AB	4,130	97,398
Tele2 AB Class B	3,710	65,684
Telefonaktiebolaget LM Ericsson
Class B	39,726	437,935
TeliaSonera AB	29,435	212,729
Volvo AB Class B	14,595	181,586

		3,626,082

SWITZERLAND – 3.90%
ABB Ltd. Registered[a]	28,980	582,231
Actelion Ltd. Registered[a]	1,460	58,791
Adecco SA Registered	1,732	87,904
Aryzta AG	945	38,477
Baloise Holding AG Registered	630	50,249
Compagnie Financiere Richemont
SA Class A Bearer Units	6,650	258,373
Credit Suisse Group AG Registered	14,065	637,748
GAM Holding AG	1,284	14,788
Geberit AG Registered	543	88,385
Givaudan SA Registered	109	100,014
Holcim Ltd. Registered	3,193	212,409
Julius Baer Group Ltd.	1,879	65,462

120	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Kuehne & Nagel International
AG Registered	917	$97,901
Logitech International SA
Registered[a]	2,345	36,691
Lonza Group AG Registered	665	51,420
Nestle SA Registered	45,815	2,255,171
Nobel Biocare Holding
AG Registered	1,575	26,404
Novartis AG Registered	27,195	1,313,938
Pargesa Holding SA Bearer	551	37,708
Roche Holding AG Genusschein	9,275	1,201,207
Schindler Holding AG
Participation Certificates	595	53,116
SGS SA Registered	70	97,883
Sonova Holding AG Registered	630	76,112
Straumann Holding AG Registered	70	15,275
Swatch Group AG (The) Bearer	271	83,560
Swatch Group AG (The) Registered	562	31,451
Swiss Life Holding AG Registered[a]	577	60,388
Swiss Reinsurance Co. Registered	4,935	226,314
Swisscom AG Registered	233	86,853
Syngenta AG Registered	1,330	292,378
Synthes Inc.	805	92,176
UBS AG Registered[a]	47,707	811,646
Zurich Financial Services
AG Registered	1,925	447,465

		9,589,888

UNITED KINGDOM – 10.92%
3i Group PLC	17,013	75,696
Admiral Group PLC	1,890	42,860
AMEC PLC	4,585	62,686
Anglo American PLC[a]	17,084	675,436
Antofagasta PLC	4,375	67,695
Associated British Foods PLC	4,025	64,737
AstraZeneca PLC	19,110	969,074
Autonomy Corp. PLC[a]	2,555	65,823
Aviva PLC	34,335	192,181
BAE Systems PLC	47,040	230,143
Balfour Beatty PLC	9,944	38,793
Barclays PLC	148,786	775,470
BG Group PLC	44,765	716,138
BHP Billiton PLC	29,120	889,978

Security	Shares	Value
BP PLC	244,825	$1,556,495
British Airways PLC[a,c]	10,325	35,509
British American Tobacco PLC	26,741	918,827
British Land Co. PLC	10,675	77,204
British Sky Broadcasting
Group PLC	15,645	174,207
BT Group PLC	105,315	234,536
Bunzl PLC	3,465	37,443
Burberry Group PLC	5,915	77,952
Cable & Wireless Worldwide PLC	25,274	26,421
Cairn Energy PLC[a]	19,250	140,728
Capita Group PLC	7,280	81,975
Capital Shopping Centres
Group PLC	4,552	24,416
Carnival PLC	2,450	88,250
Centrica PLC	66,012	314,176
Cobham PLC	17,185	63,919
Compass Group PLC	24,535	203,649
Diageo PLC	33,600	582,514
Eurasian Natural Resources
Corp. PLC	4,306	61,131
Experian PLC	12,950	127,263
FirstGroup PLC	5,495	31,660
G4S PLC	15,715	63,645
GlaxoSmithKline PLC	68,075	1,184,462
Hammerson PLC	10,330	62,835
Home Retail Group PLC	11,690	43,755
HSBC Holdings PLC	226,945	2,296,004
ICAP PLC	7,245	45,499
Imperial Tobacco Group PLC	13,371	377,763
Inmarsat PLC	3,885	44,841
InterContinental Hotels Group PLC	4,270	73,760
International Power PLC	19,880	111,460
Invensys PLC	10,815	45,223
Investec PLC	6,650	51,552
ITV PLC[a]	3,570	2,891
J Sainsbury PLC	17,885	96,241
Johnson Matthey PLC	2,695	71,371
Kazakhmys PLC	3,570	67,986
Kingfisher PLC	32,235	108,690
Land Securities Group PLC	12,569	120,566
Legal & General Group PLC	82,460	115,645
Lloyds Banking Group PLC[a]	479,290	519,877

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
London Stock Exchange Group PLC	2,205	$22,343
Lonmin PLC[a]	2,495	61,346
Man Group PLC	27,055	92,072
Marks & Spencer Group PLC	22,890	123,461
National Grid PLC	48,068	383,548
Next PLC	2,800	94,279
Old Mutual PLC	69,125	130,774
Pearson PLC	11,095	171,934
Petrofac Ltd.	1,400	27,407
Prudential PLC	32,445	281,753
Randgold Resources Ltd.	1,330	119,351
Reckitt Benckiser Group PLC	7,910	387,120
Reed Elsevier PLC	14,665	126,777
Resolution Ltd.[a]	487	1,817
Rexam PLC	16,181	78,304
Rio Tinto PLC	18,060	934,637
Rolls-Royce Group PLC[a]	23,813	216,303
Royal Bank of Scotland Group PLC[a]	200,095	156,559
Royal Dutch Shell PLC Class A	45,920	1,261,754
Royal Dutch Shell PLC Class B	34,825	915,990
RSA Insurance Group PLC	31,535	63,018
SABMiller PLC	11,830	358,311
Sage Group PLC (The)	15,960	59,713
Schroders PLC	2,485	50,126
Scottish & Southern Energy PLC	11,270	195,561
SEGRO PLC	5,845	25,631
Serco Group PLC	7,350	63,712
Severn Trent PLC	2,870	58,881
Shire PLC	6,720	153,127
Smith & Nephew PLC	12,110	105,164
Smiths Group PLC	4,095	71,571
Standard Chartered PLC	25,270	728,978
Standard Life PLC	26,635	84,344
Tesco PLC	104,615	640,031
Thomas Cook Group PLC	6,440	18,336
Tomkins PLC	17,080	86,667
TUI Travel PLC	9,135	30,086
Tullow Oil PLC	10,115	195,004
Unilever PLC	17,325	491,373
United Utilities Group PLC	8,263	75,703
Vedanta Resources PLC	1,505	57,534
Vodafone Group PLC	685,300	1,596,457
Whitbread PLC	2,590	57,111

Security	Shares	Value
Wm Morrison Supermarkets PLC	25,340	$105,165
Wolseley PLC[a]	4,235	95,374
WPP PLC	14,910	158,200
Xstrata PLC	25,552	406,372

		26,848,130

UNITED STATES – 54.46%
3M Co.	8,505	727,518
Abbott Laboratories	19,915	977,428
Abercrombie & Fitch Co. Class A	1,190	43,959
Accenture PLC Class A	7,595	301,066
ACE Ltd.	4,235	224,794
Activision Blizzard Inc.	7,490	88,981
Adobe Systems Inc.[a]	6,860	197,019
Advance Auto Parts Inc.	1,297	69,428
Advanced Micro Devices Inc.[a]	6,090	45,614
AES Corp. (The)[a]	8,960	92,378
Aetna Inc.	5,705	158,884
Aflac Inc.	6,405	315,061
AGCO Corp.[a]	1,015	35,281
Agilent Technologies Inc.[a]	4,795	133,924
Air Products and Chemicals Inc.	2,905	210,845
Airgas Inc.	1,085	70,840
Akamai Technologies Inc.[a]	2,100	80,556
Alcoa Inc.	14,035	156,771
Allegheny Energy Inc.	1,645	37,506
Allegheny Technologies Inc.	1,365	64,988
Allergan Inc.	3,815	232,944
Alliance Data Systems Corp.[a,c]	910	52,307
Alliant Energy Corp.	1,645	56,851
Allstate Corp. (The)	7,210	203,610
Alpha Natural Resources Inc.[a]	1,575	60,370
Altera Corp.	4,585	127,096
Altria Group Inc.	27,615	611,948
Amazon.com Inc.[a]	4,690	552,904
AMB Property Corp.	2,450	61,152
Ameren Corp.	3,080	78,140
American Eagle Outfitters Inc.	3,150	38,776
American Electric Power Co. Inc.	5,250	188,895
American Express Co.	14,070	628,085
American International Group Inc.[a]	1,400	53,858
American Tower Corp. Class Aa	5,390	249,234
American Water Works Co. Inc.	1,330	28,435

122	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Ameriprise Financial Inc.	3,780	$160,234
AmerisourceBergen Corp.	4,200	125,874
AMETEK Inc.	910	40,286
Amgen Inc.[a]	12,880	702,346
Amphenol Corp. Class A	2,100	94,080
Anadarko Petroleum Corp.	6,090	299,384
Analog Devices Inc.	4,095	121,662
Annaly Capital Management Inc.	7,070	123,018
Aon Corp.	3,500	131,845
Apache Corp.	4,515	431,544
Apollo Group Inc. Class Aa	1,750	80,727
Apple Inc.[a]	11,760	3,025,260
Applied Materials Inc.	17,220	203,196
Arch Capital Group Ltd.[a]	105	8,217
Arch Coal Inc.	1,890	44,774
Archer-Daniels-Midland Co.	7,735	211,630
Arrow Electronics Inc.[a]	1,820	45,118
Assurant Inc.	1,059	39,490
AT&T Inc.	75,600	1,961,064
Autodesk Inc.[a]	3,045	89,949
Automatic Data Processing Inc.	6,755	278,779
AutoNation Inc.[a,c]	1,505	36,767
AutoZone Inc.[a]	525	111,074
AvalonBay Communities Inc.	1,157	121,589
Avery Dennison Corp.	1,330	47,680
Avnet Inc.[a]	1,995	50,174
Avon Products Inc.	5,740	178,686
Axis Capital Holdings Ltd.	538	16,769
Baker Hughes Inc.	5,671	273,739
Ball Corp.	630	36,691
Bank of America Corp.	129,955	1,824,568
Bank of New York Mellon
Corp. (The)	16,065	402,750
Baxter International Inc.	7,735	338,561
BB&T Corp.	8,645	214,655
Beckman Coulter Inc.	1,015	46,517
Becton, Dickinson and Co.	3,080	211,904
Bed Bath & Beyond Inc.[a]	3,430	129,928
Berkshire Hathaway Inc. Class Ba	6,162	481,375
Best Buy Co. Inc.	4,375	151,637
Biogen Idec Inc.[a]	3,675	205,359
BlackRock Inc.[d]	525	82,682
BMC Software Inc.[a]	2,590	92,152

Security	Shares	Value
Boeing Co. (The)	9,030	$615,304
BorgWarner Inc.[a]	1,330	58,334
Boston Properties Inc.	1,995	163,390
Boston Scientific Corp.[a]	18,772	105,123
Bristol-Myers Squibb Co.	22,136	551,629
Broadcom Corp. Class A	5,635	203,029
Brown-Forman Corp. Class B NVS	1,400	88,494
Bucyrus International Inc.	280	17,422
Bunge Ltd.	1,750	86,887
C.H. Robinson Worldwide Inc.	1,995	130,074
C.R. Bard Inc.	1,330	104,445
CA Inc.	5,250	102,690
Cablevision NY Group Class A	3,185	87,301
Cabot Oil & Gas Corp.	1,330	40,525
Calpine Corp.[a]	5,425	73,237
Cameron International Corp.[a]	2,730	108,081
Campbell Soup Co.	2,835	101,776
Capital One Financial Corp.	6,125	259,271
Cardinal Health Inc.	4,865	156,994
CareFusion Corp.[a]	2,422	51,032
CarMax Inc.[a]	3,640	76,804
Carnival Corp.	5,565	192,994
Caterpillar Inc.	7,700	537,075
CBS Corp. Class B NVS	8,715	128,808
Celanese Corp. Series A	1,855	52,107
Celgene Corp.[a]	6,160	339,724
CenterPoint Energy Inc.	4,165	59,268
CenturyTel Inc.	3,014	107,359
Cephalon Inc.[a]	884	50,167
Cerner Corp.[a]	665	51,504
CF Industries Holdings Inc.	875	71,041
Charles River Laboratories
International Inc.[a]	1,050	32,634
Charles Schwab Corp. (The)	14,070	208,095
Chesapeake Energy Corp.	8,085	170,028
Chevron Corp.	25,341	1,931,238
Chubb Corp.	4,655	244,993
Church & Dwight Co. Inc.	665	44,070
CIGNA Corp.	3,710	114,120
Cimarex Energy Co.	1,435	98,828
Cincinnati Financial Corp.	1,750	48,212
Cintas Corp.	2,100	55,566
Cisco Systems Inc.[a]	74,692	1,723,144

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
CIT Group Inc.[a]	3,500	$127,260
Citigroup Inc.[a]	276,465	1,133,506
Citrix Systems Inc.[a]	2,415	132,873
Cliffs Natural Resources Inc.	1,890	106,917
Clorox Co. (The)	1,960	127,165
CME Group Inc.	876	244,229
Coach Inc.	3,920	144,922
Coca-Cola Co. (The)	25,795	1,421,562
Coca-Cola Enterprises Inc.	3,710	106,477
Cognizant Technology Solutions
Corp. Class Aa	3,850	210,056
Colgate-Palmolive Co.	7,140	563,917
Comcast Corp. Class A	26,005	506,317
Comcast Corp. Class A Special	10,746	198,371
Comerica Inc.	2,625	100,695
Computer Sciences Corp.	2,170	98,366
ConAgra Foods Inc.	6,370	149,568
ConocoPhillips	18,165	1,003,071
CONSOL Energy Inc.	2,437	91,339
Consolidated Edison Inc.	3,430	158,192
Constellation Brands Inc. Class Aa	3,535	60,307
Constellation Energy Group Inc.	2,345	74,102
Cooper Industries PLC	1,877	84,747
Corning Inc.	20,545	372,275
Costco Wholesale Corp.	5,600	317,576
Covance Inc.[a]	1,050	40,698
Coventry Health Care Inc.[a]	2,030	40,255
Covidien PLC	6,580	245,566
Cree Inc.[a]	1,505	106,614
Crown Castle International Corp.[a]	3,080	121,691
Crown Holdings Inc.[a]	848	23,600
CSX Corp.	5,180	273,090
Cummins Inc.	2,660	211,763
CVS Caremark Corp.	18,132	556,471
D.R. Horton Inc.	3,640	40,113
Danaher Corp.	6,160	236,606
Darden Restaurants Inc.	1,890	79,172
DaVita Inc.[a]	1,365	78,242
Dean Foods Co.[a]	2,695	30,885
Deere & Co.	5,670	378,076
Dell Inc.[a]	22,335	295,715
Delta Air Lines Inc.[a]	1,722	20,457
Denbury Resources Inc.[a]	3,500	55,440

Security	Shares	Value
DENTSPLY International Inc.	2,135	$64,093
Devon Energy Corp.	5,600	349,944
DeVry Inc.	735	39,543
Diamond Offshore Drilling Inc.	1,190	70,793
DIRECTV Class Aa	12,537	465,875
Discover Financial Services	8,190	125,061
Discovery Communications Inc.
Series Aa,c	2,172	83,861
Discovery Communications Inc.
Series Ca	2,172	74,673
DISH Network Corp. Class A	3,151	63,272
Dolby Laboratories Inc. Class Aa	514	32,624
Dollar Tree Inc.[a]	1,312	58,148
Dominion Resources Inc.	7,665	321,853
Dover Corp.	2,590	124,242
Dow Chemical Co. (The)	14,735	402,708
Dr Pepper Snapple Group Inc.	3,746	140,662
DTE Energy Co.	2,555	117,939
Duke Energy Corp.	16,905	289,075
Duke Realty Corp.	4,095	48,976
Dun & Bradstreet Corp. (The)	770	52,637
E.I. du Pont de Nemours and Co.	12,005	488,243
Eastman Chemical Co.	1,225	76,734
Eaton Corp.	1,890	148,289
Eaton Vance Corp.	1,085	32,507
eBay Inc.[a]	14,420	301,522
Ecolab Inc.	2,485	121,541
Edison International	4,060	134,589
Edwards Lifesciences Corp.[a]	1,680	97,104
El Paso Corp.	9,345	115,130
Electronic Arts Inc.[a]	4,130	65,791
Eli Lilly and Co.	13,090	466,004
EMC Corp.[a]	26,915	532,648
Emerson Electric Co.	10,045	497,629
Energen Corp.	420	18,665
Energizer Holdings Inc.[a]	700	43,064
Entergy Corp.	2,555	198,038
EOG Resources Inc.	3,465	337,837
EQT Corp.	1,890	69,325
Equifax Inc.	1,855	58,136
Equity Residential[c]	3,780	173,313
Estee Lauder Companies Inc. (The)
Class A	1,645	102,401

124	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Everest Re Group Ltd.[c]	980	$76,068
Exelon Corp.	8,505	355,764
Expedia Inc.	1,785	40,484
Expeditors International of
Washington Inc.	2,730	116,407
Express Scripts Inc.[a]	6,977	315,221
Exxon Mobil Corp.	65,912	3,933,628
F5 Networks Inc.[a]	525	46,111
Family Dollar Stores Inc.	2,137	88,365
Fastenal Co.[c]	1,855	91,043
Federal Realty Investment Trust	781	61,066
FedEx Corp.	3,920	323,596
Fidelity National Financial Inc.
Class A	2,820	41,651
Fidelity National Information
Services Inc.[c]	3,756	107,685
Fifth Third Bancorp	10,684	135,794
First Solar Inc.[a]	639	80,163
FirstEnergy Corp.	4,025	151,742
Fiserv Inc.[a]	1,820	91,182
Flextronics International Ltd.[a,c]	12,285	76,413
FLIR Systems Inc.[a]	1,540	45,830
Flowserve Corp.	665	65,941
Fluor Corp.	2,240	108,170
FMC Corp.	842	52,617
FMC Technologies Inc.[a]	1,610	101,881
Ford Motor Co.[a]	37,450	478,236
Forest Laboratories Inc.[a]	3,675	101,981
Fortune Brands Inc.	1,890	82,933
Foster Wheeler AGa	1,960	45,119
Franklin Resources Inc.	2,380	239,380
Freeport-McMoRan Copper &
Gold Inc.	5,495	393,112
Frontier Communications Corp.	8,678	66,300
GameStop Corp. Class Aa	2,102	42,145
Gap Inc. (The)	6,895	124,868
Garmin Ltd.[c]	1,610	45,901
General Dynamics Corp.	4,375	267,969
General Electric Co.	138,500	2,232,620
General Mills Inc.	8,750	299,250
Genuine Parts Co.	2,555	109,431
Genworth Financial Inc. Class Aa	5,740	77,949
Genzyme Corp.[a]	3,500	243,460

Security	Shares	Value
Gilead Sciences Inc.[a]	11,760	$391,843
Goldman Sachs Group Inc. (The)	6,177	931,615
Goodrich Corp.	945	68,862
Goodyear Tire & Rubber Co. (The)[a]	3,850	41,079
Google Inc. Class Aa	3,220	1,561,217
H&R Block Inc.	4,060	63,661
H.J. Heinz Co.	3,990	177,475
Halliburton Co.	11,725	350,343
Hansen Natural Corp.[a]	1,050	43,985
Harley-Davidson Inc.	3,325	90,540
Harris Corp.	1,540	68,576
Harsco Corp.	1,120	25,939
Hartford Financial Services
Group Inc. (The)	5,075	118,806
Hasbro Inc.	2,065	87,040
HCP Inc.	3,010	106,765
Health Care REIT Inc.	385	17,444
Helmerich & Payne Inc.	1,470	59,579
Henry Schein Inc.[a]	455	23,883
Hershey Co. (The)	1,855	87,185
Hess Corp.	3,955	211,948
Hewlett-Packard Co.	30,453	1,402,056
Hologic Inc.[a]	3,185	45,036
Home Depot Inc. (The)	22,085	629,643
Honeywell International Inc.	9,485	406,527
Hormel Foods Corp.	350	15,022
Hospira Inc.[a]	2,065	107,587
Host Hotels & Resorts Inc.	5,320	76,289
Hudson City Bancorp Inc.	6,790	84,332
Human Genome Sciences Inc.[a]	1,575	40,856
Humana Inc.[a]	1,514	71,188
IHS Inc. Class Aa	595	37,669
Illinois Tool Works Inc.	5,845	254,258
Illumina Inc.[a]	1,505	67,469
Ingersoll-Rand PLC	4,306	161,303
Integrys Energy Group Inc.	1,435	67,947
Intel Corp.	71,333	1,469,460
IntercontinentalExchange Inc.[a]	945	99,811
International Business
Machines Corp.	17,395	2,233,518
International Flavors &
Fragrances Inc.	1,575	71,474
International Game Technology	4,445	67,742

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
International Paper Co.	5,821	$140,868
Interpublic Group of
Companies Inc. (The)[a]	7,805	71,338
Intuit Inc.[a]	4,130	164,168
Intuitive Surgical Inc.[a]	525	172,394
Invesco Ltd.	6,547	127,928
Iron Mountain Inc.	2,205	52,192
ITT Corp.	2,100	98,952
ITT Educational Services Inc.[a]	525	42,389
J.B. Hunt Transport Services Inc.	455	16,148
J.C. Penney Co. Inc.	2,870	70,688
J.M. Smucker Co. (The)	1,356	83,299
Jacobs Engineering Group Inc.[a]	1,540	56,318
Jefferies Group Inc.[c]	1,365	33,702
Johnson & Johnson	34,759	2,019,150
Johnson Controls Inc.	8,015	230,912
Joy Global Inc.	1,368	81,218
JPMorgan Chase & Co.	51,555	2,076,635
Juniper Networks Inc.[a]	6,790	188,626
KBR Inc.	1,820	40,732
Kellogg Co.	3,325	166,416
KeyCorp	12,331	104,320
Kimberly-Clark Corp.	5,425	347,851
Kimco Realty Corp.	6,304	95,001
Kinder Morgan Management LLC[a]	730	42,946
KLA-Tencor Corp.	2,520	79,808
Kohl’s Corp.[a]	3,885	185,276
Kraft Foods Inc. Class A	19,880	580,695
Kroger Co. (The)	8,400	177,912
L-3 Communications Holdings Inc.	1,680	122,707
Laboratory Corp. of
America Holdings[a]	1,470	107,281
Lam Research Corp.[a]	1,680	70,879
Las Vegas Sands Corp.[a,c]	3,955	106,231
Legg Mason Inc.	2,450	70,781
Leggett & Platt Inc.	2,625	54,705
Lender Processing Services Inc.	1,540	49,188
Leucadia National Corp.[a]	3,220	71,130
Level 3 Communications Inc.[a]	25,910	29,278
Liberty Global Inc. Series Aa,c	2,485	72,686
Liberty Global Inc. Series Ca	2,240	65,520
Liberty Media Corp. – Liberty
Interactive Group Series Aa	8,155	92,315

Security	Shares	Value
Life Technologies Corp.[a]	2,209	$94,965
Limited Brands Inc.	4,515	115,765
Lincoln National Corp.	4,174	108,691
Linear Technology Corp.	2,835	90,380
Lockheed Martin Corp.	4,200	315,630
Loews Corp.	4,060	150,829
Lorillard Inc.	2,275	173,446
Lowe’s Companies Inc.	19,880	412,311
LSI Corp.[a]	9,240	37,237
Lubrizol Corp.	1,190	111,253
M&T Bank Corp.[c]	1,190	103,935
Macy’s Inc.	5,880	109,662
Manpower Inc.	1,120	53,738
Marathon Oil Corp.	9,345	312,590
Marriott International Inc. Class A	3,920	132,927
Marsh & McLennan Companies Inc.	7,175	168,756
Marshall & Ilsley Corp.	4,235	29,772
Martin Marietta Materials Inc.[c]	525	44,835
Marvell Technology Group Ltd.[a]	6,685	99,740
Masco Corp.	5,250	53,970
MasterCard Inc. Class A	1,292	271,372
Mattel Inc.	5,215	110,349
Maxim Integrated Products Inc.	3,605	63,196
McAfee Inc.[a]	2,100	69,510
McCormick & Co. Inc. NVS	1,866	73,390
McDonald’s Corp.	13,407	934,870
McGraw-Hill Companies Inc. (The)	4,235	129,972
McKesson Corp.	3,605	226,466
MDU Resources Group Inc.	1,575	31,106
Mead Johnson Nutrition Co.
Class A	3,136	166,647
MeadWestvaco Corp.	2,310	55,348
Medco Health Solutions Inc.[a]	6,125	294,000
Medtronic Inc.	14,245	526,638
MEMC Electronic Materials Inc.[a,c]	3,570	34,129
Merck & Co. Inc.	39,353	1,356,104
MetLife Inc.	10,990	462,239
MetroPCS Communications Inc.[a]	2,625	23,494
MGM MIRAGE[a]	2,870	31,168
Microchip Technology Inc.	2,905	88,457
Micron Technology Inc.[a]	11,235	81,791
Microsoft Corp.	101,820	2,627,974
Mohawk Industries Inc.[a]	910	44,526

126	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Molson Coors Brewing Co.
Class B NVS	1,645	$74,041
Monsanto Co.	7,245	419,051
Moody’s Corp.	3,150	74,183
Morgan Stanley	15,762	425,416
Mosaic Co. (The)	2,206	105,116
Motorola Inc.[a]	28,700	214,963
Murphy Oil Corp.	2,345	128,389
Mylan Inc.[a,c]	3,850	66,990
Nabors Industries Ltd.[a]	3,535	65,079
NASDAQ OMX Group Inc. (The)[a]	1,995	38,843
National Oilwell Varco Inc.	5,601	219,335
National Semiconductor Corp.	3,640	50,232
NetApp Inc.[a]	4,795	202,829
Netflix Inc.[a]	385	39,482
New York Community Bancorp Inc.	5,495	94,844
Newell Rubbermaid Inc.	3,395	52,623
Newfield Exploration Co.[a]	1,680	89,813
Newmont Mining Corp.	6,440	359,996
News Corp. Class A NVS	24,990	326,120
News Corp. Class B	6,510	96,283
NextEra Energy Inc.	5,040	263,592
NII Holdings Inc.[a]	2,450	91,777
Nike Inc. Class B	4,900	360,836
NiSource Inc.	3,675	60,638
Noble Corp.[a]	3,430	111,475
Noble Energy Inc.	2,205	147,867
Nordstrom Inc.	1,855	63,070
Norfolk Southern Corp.	4,900	275,723
Northeast Utilities	1,225	34,104
Northern Trust Corp.	3,010	141,440
Northrop Grumman Corp.	3,920	229,869
NRG Energy Inc.[a]	1,855	42,071
NSTAR	735	27,313
Nuance Communications Inc.[a]	2,275	37,560
Nucor Corp.	4,095	160,278
NVIDIA Corp.[a]	8,015	73,658
NYSE Euronext Inc.	3,780	109,507
Occidental Petroleum Corp.	10,535	820,993
Old Republic International Corp.	4,375	54,731
Omnicare Inc.	1,470	36,206
Omnicom Group Inc.	4,060	151,276
ONEOK Inc.	1,871	87,058

Security	Shares	Value
Oracle Corp.	51,940	$1,227,862
O’Reilly Automotive Inc.[a]	1,225	60,368
Owens-Illinois Inc.[a]	2,555	70,646
PACCAR Inc.	4,655	213,292
Pactiv Corp.[a]	735	22,359
Pall Corp.	1,785	68,258
Parker Hannifin Corp.	2,275	141,323
PartnerRe Ltd.	774	56,014
Patterson Companies Inc.	1,645	43,889
Paychex Inc.	4,480	116,435
Peabody Energy Corp.	3,745	169,087
Pentair Inc.	1,575	53,865
People’s United Financial Inc.	5,110	70,722
Pepco Holdings Inc.	3,885	65,695
PepsiCo Inc.	20,437	1,326,566
Perrigo Co.	1,435	80,374
Petrohawk Energy Corp.[a]	3,745	59,059
PetSmart Inc.	2,345	72,812
Pfizer Inc.	103,363	1,550,445
PG&E Corp.	4,725	209,790
Pharmaceutical Product
Development Inc.	1,330	32,266
Philip Morris International Inc.	24,570	1,254,053
Pinnacle West Capital Corp.	1,610	61,325
Pioneer Natural Resources Co.	1,820	105,414
Pitney Bowes Inc.	1,820	44,426
Plains Exploration &
Production Co.[a]	1,365	30,781
Plum Creek Timber Co. Inc.[c]	2,625	94,185
PNC Financial Services
Group Inc. (The)[d]	6,335	376,236
Polo Ralph Lauren Corp.	1,050	82,961
PPG Industries Inc.	2,205	153,181
PPL Corp.	4,970	135,631
Praxair Inc.	4,200	364,644
Precision Castparts Corp.	1,995	243,769
Priceline.com Inc.[a]	525	117,810
Pride International Inc.[a]	2,170	51,624
Principal Financial Group Inc.	4,445	113,836
Procter & Gamble Co. (The)	36,995	2,262,614
Progress Energy Inc.	3,920	165,071
Progressive Corp. (The)	8,820	173,225
ProLogis	4,445	48,273

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Prudential Financial Inc.	6,125	$350,901
Public Service Enterprise
Group Inc.	6,720	221,088
Public Storage	2,345	230,091
Pulte Homes Inc.[a]	3,010	26,428
QEP Resources Inc.[a]	2,240	77,101
QUALCOMM Inc.	21,875	833,000
Quanta Services Inc.[a]	2,030	43,604
Quest Diagnostics Inc.	2,100	98,679
Qwest Communications
International Inc.	20,650	116,879
R.R. Donnelley & Sons Co.	2,625	44,284
Ralcorp Holdings Inc.[a]	525	30,660
Range Resources Corp.	2,030	75,354
Raytheon Co.	5,040	233,201
Red Hat Inc.[a]	2,205	70,891
Regency Centers Corp.	1,015	38,306
Regions Financial Corp.	16,170	118,526
RenaissanceRe Holdings Ltd.	1,120	64,086
Republic Services Inc.	3,990	127,121
Reynolds American Inc.	2,100	121,422
Robert Half International Inc.	2,065	51,997
Rockwell Automation Inc.	2,065	111,820
Rockwell Collins Inc.	2,170	124,037
Roper Industries Inc.	595	37,188
Ross Stores Inc.	1,855	97,684
Rowan Companies Inc.[a]	1,890	47,741
Royal Caribbean Cruises Ltd.[a]	1,960	56,566
Safeway Inc.	5,600	115,024
SAIC Inc.[a]	1,610	26,774
Salesforce.com Inc.[a]	1,645	162,773
SanDisk Corp.[a]	2,590	113,183
Sara Lee Corp.	8,960	132,518
SBA Communications Corp.
Class Aa	1,925	69,647
SCANA Corp.	455	17,431
Schlumberger Ltd.	15,610	931,293
Scripps Networks Interactive Inc.
Class A	945	40,285
Seagate Technology PLC[a]	6,965	87,411
Sealed Air Corp.	2,730	59,050
Sears Holdings Corp.[a,c]	805	57,155
SEI Investments Co.	2,205	42,292

Security	Shares	Value
Sempra Energy	3,185	$158,454
Sherwin-Williams Co. (The)	1,435	99,230
Sigma-Aldrich Corp.	1,575	88,358
Simon Property Group Inc.	3,803	339,304
SLM Corp.[a]	7,175	86,100
Smith International Inc.	2,905	120,499
Southern Co.	10,395	367,255
Southwestern Energy Co.[a]	4,553	165,957
Spectra Energy Corp.	8,260	171,725
Sprint Nextel Corp.[a]	39,025	178,344
SPX Corp.	700	41,692
St. Jude Medical Inc.[a]	4,515	166,017
Stanley Black & Decker Inc.	2,163	125,497
Staples Inc.	9,520	193,542
Starbucks Corp.	9,310	231,354
Starwood Hotels & Resorts
Worldwide Inc.	2,800	135,660
State Street Corp.	6,545	254,731
Stericycle Inc.[a]	560	35,280
Stryker Corp.	3,815	177,665
Sunoco Inc.	1,575	56,180
SunTrust Banks Inc.	6,268	162,655
SUPERVALU Inc.	2,800	31,584
Symantec Corp.[a]	10,710	138,909
Synopsys Inc.[a]	2,100	45,864
Sysco Corp.	7,595	235,217
T. Rowe Price Group Inc.	3,675	177,245
Target Corp.	9,243	474,351
TD AMERITRADE Holding Corp.[a]	3,570	56,192
Telephone and Data Systems Inc.	875	29,864
Teradata Corp.[a]	2,625	83,475
Texas Instruments Inc.	16,170	399,237
Textron Inc.	3,570	74,113
TFS Financial Corp.	840	10,466
Thermo Fisher Scientific Inc.[a]	5,495	246,506
Tiffany & Co.	1,820	76,567
Time Warner Cable Inc.	4,693	268,299
Time Warner Inc.	15,331	482,313
TJX Companies Inc. (The)	5,530	229,606
Toll Brothers Inc.[a]	1,833	31,821
Torchmark Corp.	1,017	53,972
Total System Services Inc.	2,905	43,314
Transocean Ltd.[a]	4,410	203,786

128	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
Travelers Companies Inc. (The)	6,895	$347,853
Tyco Electronics Ltd.	5,985	161,595
Tyco International Ltd.	7,035	269,300
Tyson Foods Inc. Class A	4,585	80,283
U.S. Bancorp	24,815	593,079
Ultra Petroleum Corp.[a]	2,103	89,104
Union Pacific Corp.	6,545	488,715
United Parcel Service Inc. Class B	8,925	580,125
United States Steel Corp.	2,030	89,990
United Technologies Corp.	11,235	798,809
UnitedHealth Group Inc.	15,001	456,780
Unum Group	4,795	109,422
Urban Outfitters Inc.[a]	945	30,391
URS Corp.[a]	851	34,372
Valero Energy Corp.	7,350	124,877
Validus Holdings Ltd.	1,088	27,026
Varian Medical Systems Inc.[a]	1,680	92,736
Ventas Inc.[c]	1,820	92,310
VeriSign Inc.[a]	2,590	72,909
Verizon Communications Inc.	36,155	1,050,664
Vertex Pharmaceuticals Inc.[a]	2,065	69,508
VF Corp.	1,365	108,285
Viacom Inc. Class B NVS	6,755	223,185
Virgin Media Inc.	3,990	85,905
Visa Inc. Class A	5,882	431,445
VMware Inc. Class Aa	910	70,552
Vornado Realty Trust	1,974	163,408
Vulcan Materials Co.[c]	1,435	64,919
W.R. Berkley Corp.	1,207	32,601
W.W. Grainger Inc.	1,015	113,690
Walgreen Co.	13,020	371,721
Wal-Mart Stores Inc.	28,490	1,458,403
Walt Disney Co. (The)	23,100	778,239
Washington Post Co. (The) Class B	105	44,151
Waste Management Inc.	6,475	219,826
Waters Corp.[a]	1,330	85,333
Watson Pharmaceuticals Inc.[a]	322	13,041
Weatherford International Ltd.[a]	8,820	142,884
WellPoint Inc.[a]	5,495	278,706
Wells Fargo & Co.	63,649	1,764,987
Western Digital Corp.[a]	2,975	78,510
Western Union Co.	9,415	152,805
Weyerhaeuser Co.	3,185	51,661

Security	Shares	Value
Whirlpool Corp.	980	$81,634
White Mountains Insurance Group Ltd.	140	43,967
Whole Foods Market Inc.[a]	1,890	71,763
Williams Companies Inc. (The)	7,980	154,892
Willis Group Holdings PLC[c]	2,555	78,183
Windstream Corp.	6,125	69,825
Wisconsin Energy Corp.	1,435	77,892
Wynn Resorts Ltd.	1,155	101,270
Xcel Energy Inc.	6,405	140,846
Xerox Corp.	18,132	176,606
Xilinx Inc.	3,920	109,446
XL Group PLC	4,375	77,569
Yahoo! Inc.[a]	17,220	239,014
Yum! Brands Inc.	5,810	239,953
Zimmer Holdings Inc.[a]	2,730	144,663

		133,893,134

TOTAL COMMON STOCKS
(Cost: $244,903,190)		244,464,774

PREFERRED STOCKS – 0.25%

GERMANY – 0.20%
Fresenius SE	910	64,624
Henkel AG & Co. KGaA	2,240	111,143
Porsche Automobil Holding SE	1,260	63,724
RWE AG NVS	595	38,642
Volkswagen AG	1,972	208,895

		487,028

ITALY – 0.05%
Intesa Sanpaolo SpA RNC	16,275	42,300
Telecom Italia SpA RNC	81,830	85,020

		127,320

TOTAL PREFERRED STOCKS
(Cost: $646,102)		614,348

RIGHTS – 0.01%

UNITED KINGDOM – 0.01%
Resolution Ltd.[a]	8,286	11,290

		11,290

TOTAL RIGHTS
(Cost: $18,705)		11,290

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.55%

MONEY MARKET FUNDS – 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	1,034,462	$1,034,462
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	218,227	218,227
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	100,117	100,117

		1,352,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,352,806)		1,352,806

TOTAL INVESTMENTS IN SECURITIES – 100.24%
(Cost: $246,920,803)		246,443,218

Other Assets, Less Liabilities – (0.24)%		(585,862)

NET ASSETS – 100.00%		$245,857,356

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

130	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2010

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$37,507,049	$7,996,176,875	$49,666,721	$1,202,232,546
Affiliated issuers (Note 2)	842,540	506,713,861	4,135,422	16,138,871

Total cost of investments	$38,349,589	$8,502,890,736	$53,802,143	$1,218,371,417

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$32,570,669	$8,166,941,160	$57,320,602	$1,209,654,697
Affiliated issuers (Note 2)	842,540	506,713,861	4,135,422	16,271,476

Total fair value of investments	33,413,209	8,673,655,021	61,456,024	1,225,926,173
Foreign currencies, at value[b]	61,588	15,353,949	98,498	1,822,722
Cash	—	—	—	13,967
Receivables:
Investment securities sold	97,583	—	—	—
Dividends and interest	80,756	20,459,769	123,498	2,488,135
Capital shares sold	—	1,471,729	—	—

Total Assets	33,653,136	8,710,940,468	61,678,020	1,230,250,997

LIABILITIES
Payables:
Investment securities purchased	115,380	8,125,812	—	—
Collateral for securities on loan (Note 5)	840,547	498,268,647	4,128,815	14,052,143
Investment advisory fees (Note 2)	13,363	4,855,016	34,330	345,700

Total Liabilities	969,290	511,249,475	4,163,145	14,397,843

NET ASSETS	$32,683,846	$8,199,690,993	$57,514,875	$1,215,853,154

Net assets consist of:
Paid-in capital	$39,970,654	$8,974,971,716	$51,406,296	$1,224,428,651
Undistributed (distributions in excess of) net investment income	(14,405)	19,262,508	157,922	2,240,502
Accumulated net realized loss	(2,338,986)	(965,472,685)	(1,703,988)	(18,451,726)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,933,417)	170,929,454	7,654,645	7,635,727

NET ASSETS	$32,683,846	$8,199,690,993	$57,514,875	$1,215,853,154

Shares outstanding[c]	1,000,000	200,100,000	1,200,000	29,700,000

Net asset value per share	$32.68	$40.98	$47.93	$40.94

[a]	Securities on loan with values of $787,478, $472,017,027, $3,937,337 and $13,462,601, respectively. See Note 5.
[b]	Cost of foreign currencies: $60,377, $15,304,824, $98,483 and $1,773,223, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	131

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$637,847,638	$1,826,784,213	$1,268,681,600	$1,322,355,225
Affiliated issuers (Note 2)	13,515,686	120,610,371	6,070,537	3,840,831

Total cost of investments	$651,363,324	$1,947,394,584	$1,274,752,137	$1,326,196,056

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$673,464,572	$2,003,575,033	$1,284,964,984	$1,221,603,107
Affiliated issuers (Note 2)	13,515,686	126,508,131	6,070,537	3,840,831

Total fair value of investments	686,980,258	2,130,083,164	1,291,035,521	1,225,443,938
Foreign currencies, at value[b]	1,084,913	2,764,977	2,166,477	838,652
Cash	—	6,629	—	—
Receivables:
Investment securities sold	—	—	712,035	—
Due from custodian (Note 4)	—	908,484	—	—
Dividends and interest	1,509,150	3,562,961	3,151,026	2,586,800
Capital shares sold	—	1,183,740	—	—

Total Assets	689,574,321	2,138,509,955	1,297,065,059	1,228,869,390

LIABILITIES
Payables:
Investment securities purchased	534,589	5,619,986	—	—
Collateral for securities on loan (Note 5)	12,983,473	106,426,392	6,000,794	3,743,393
Investment advisory fees (Note 2)	191,379	1,024,080	424,287	398,312

Total Liabilities	13,709,441	113,070,458	6,425,081	4,141,705

NET ASSETS	$675,864,880	$2,025,439,497	$1,290,639,978	$1,224,727,685

Net assets consist of:
Paid-in capital	$658,293,479	$1,847,506,322	$1,660,875,266	$1,587,126,122
Undistributed (distributions in excess of) net investment income	694,564	4,731,654	(87,090)	121,201
Accumulated net realized loss	(18,808,877)	(9,508,327)	(386,604,713)	(261,879,244)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	35,685,714	182,709,848	16,456,515	(100,640,394)

NET ASSETS	$675,864,880	$2,025,439,497	$1,290,639,978	$1,224,727,685

Shares outstanding[c]	17,400,000	36,200,000	24,400,000	26,400,000

Net asset value per share	$38.84	$55.95	$52.90	$46.39

[a]	Securities on loan with values of $12,375,802, $100,932,099, $5,687,560 and $3,521,706, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,065,316, $2,752,211, $2,116,466 and $827,859, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

132	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,024,524,801	$245,143,125
Affiliated issuers (Note 2)	47,921,209	1,777,678

Total cost of investments	$1,072,446,010	$246,920,803

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,059,462,747	$244,631,494
Affiliated issuers (Note 2)	47,921,209	1,811,724

Total fair value of investments	1,107,383,956	246,443,218
Foreign currencies, at value[b]	1,825,953	150,611
Receivables:
Investment securities sold	200,643	122,093
Dividends and interest	2,413,011	444,602

Total Assets	1,111,823,563	247,160,524

LIABILITIES
Payables:
Investment securities purchased	809,252	—
Collateral for securities on loan (Note 5)	47,750,786	1,252,689
Investment advisory fees (Note 2)	344,920	50,479

Total Liabilities	48,904,958	1,303,168

NET ASSETS	$1,062,918,605	$245,857,356

Net assets consist of:
Paid-in capital	$1,048,684,510	$249,525,014
Undistributed net investment income	690,755	349,556
Accumulated net realized loss	(21,500,139)	(3,551,364)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	35,043,479	(465,850)

NET ASSETS	$1,062,918,605	$245,857,356

Shares outstanding[c]	29,800,000	7,000,000

Net asset value per share	$35.67	$35.12

[a]	Securities on loan with values of $44,877,623 and $1,209,342, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,786,620 and $145,769, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	133

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2010

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$683,178	$180,108,573	$1,264,603	$21,171,119
Dividends from affiliated issuers (Note 2)	—	—	—	13,543
Interest from affiliated issuers (Note 2)	11	3,031	23	630
Securities lending income from affiliated issuers (Note 2)	17,685	6,282,549	31,136	98,890

Total investment income	700,874	186,394,153	1,295,762	21,284,182

EXPENSES
Investment advisory fees (Note 2)	142,704	63,354,743	392,856	3,055,341
Foreign taxes (Note 1)	186	—	—	3,556

Total expenses	142,890	63,354,743	392,856	3,058,897

Net investment income	557,984	123,039,410	902,906	18,225,285

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(383,231)	(98,088,042)	(777,282)	(11,823,399)
Investments in affiliated issuers (Note 2)	—	—	—	60,650
In-kind redemptions	—	1,321,257,232	2,128,668	38,228,411
Foreign currency transactions	(2,630)	73,299	1,063	(123,795)

Net realized gain (loss)	(385,861)	1,223,242,489	1,352,449	26,341,867

Net change in unrealized appreciation (depreciation) on:
Investments	3,232,722	(1,667,542,552)	(1,798,751)	11,625,007
Translation of assets and liabilities in foreign currencies	2,042	182,201	146	67,994

Net change in unrealized appreciation (depreciation)	3,234,764	(1,667,360,351)	(1,798,605)	11,693,001

Net realized and unrealized gain (loss)	2,848,903	(444,117,862)	(446,156)	38,034,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,406,887	$(321,078,452)	$456,750	$56,260,153

[a]	Net of foreign withholding tax of $53,856, $18,922,905, $125,173 and $1,438,544, respectively.

See notes to financial statements.

134	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2010

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$14,595,838	$27,546,541	$29,781,144	$44,365,456
Dividends from affiliated issuers (Note 2)	6,786	320,865	—	50,463
Interest from affiliated issuers (Note 2)	272	1,394	455	509
Securities lending income from affiliated issuers (Note 2)	66,559	883,361	150,337	135,431

Total investment income	14,669,455	28,752,161	29,931,936	44,551,859

EXPENSES
Investment advisory fees (Note 2)	1,847,095	8,863,237	5,170,429	5,255,408
Foreign taxes (Note 1)	201	2,792	6,817	—

Total expenses	1,847,296	8,866,029	5,177,246	5,255,408
Less investment advisory fees waived (Note 2)	—	(74,643)	—	—

Net expenses	1,847,296	8,791,386	5,177,246	5,255,408

Net investment income	12,822,159	19,960,775	24,754,690	39,296,451

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(9,596,015)	(3,601,955)	(91,973,797)	(85,007,688)
Investments in affiliated issuers (Note 2)	—	169,550	—	504,534
In-kind redemptions	—	175,612,326	16,549,491	19,759,742
Foreign currency transactions	(74,750)	(143,974)	(188,083)	(349,350)

Net realized gain (loss)	(9,670,765)	172,035,947	(75,612,389)	(65,092,762)

Net change in unrealized appreciation (depreciation) on:
Investments	15,030,232	(45,411,438)	148,600,521	66,166,047
Translation of assets and liabilities in foreign currencies	48,141	15,046	98,047	56,114

Net change in unrealized appreciation (depreciation)	15,078,373	(45,396,392)	148,698,568	66,222,161

Net realized and unrealized gain	5,407,608	126,639,555	73,086,179	1,129,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,229,767	$146,600,330	$97,840,869	$40,425,850

[a]	Net of foreign withholding tax of $1,501,908, $2,739,699, $2,703,693 and $3,878,176, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	135

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2010

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$18,236,591	$4,861,095
Dividends from affiliated issuers (Note 2)	—	4,000
Interest from affiliated issuers (Note 2)	377	169
Securities lending income from affiliated issuers (Note 2)	679,479	9,364

Total investment income	18,916,447	4,874,628

EXPENSES
Investment advisory fees (Note 2)	2,995,937	479,287
Foreign taxes (Note 1)	3,974	454

Total expenses	2,999,911	479,741

Net investment income	15,916,536	4,394,887

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,751,789)	(1,689,352)
Investments in affiliated issuers (Note 2)	—	6,217
In-kind redemptions	4,245,433	2,011,960
Foreign currency transactions	(40,675)	(41,911)

Net realized gain	452,969	286,914

Net change in unrealized appreciation (depreciation) on:
Investments	35,287,609	2,721,517
Translation of assets and liabilities in foreign currencies	93,557	7,427

Net change in unrealized appreciation (depreciation)	35,381,166	2,728,944

Net realized and unrealized gain	35,834,135	3,015,858

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,750,671	$7,410,745

a	Net of foreign withholding tax of $1,370,867 and $365,233, respectively.

See notes to financial statements.

136	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares FTSE/Xinhua China 25 Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$557,984	$512,334	$123,039,410	$153,896,596
Net realized gain (loss)	(385,861)	(1,713,068)	1,223,242,489	(1,829,943,399)
Net change in unrealized appreciation (depreciation)	3,234,764	(5,078,871)	(1,667,360,351)	2,279,765,690

Net increase (decrease) in net assets resulting from operations	3,406,887	(6,279,605)	(321,078,452)	603,718,887

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(629,190)	(529,454)	(143,479,053)	(127,160,014)

Total distributions to shareholders	(629,190)	(529,454)	(143,479,053)	(127,160,014)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,579,478	6,778,825	2,940,990,009	7,989,061,958
Cost of shares redeemed	—	—	(5,577,411,542)	(3,843,313,014)

Net increase (decrease) in net assets from capital share transactions	6,579,478	6,778,825	(2,636,421,533)	4,145,748,944

INCREASE (DECREASE) IN NET ASSETS	9,357,175	(30,234)	(3,100,979,038)	4,622,307,817

NET ASSETS
Beginning of year	23,326,671	23,356,905	11,300,670,031	6,678,362,214

End of year	$32,683,846	$23,326,671	$8,199,690,993	$11,300,670,031

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(14,405)	$44,279	$19,262,508	$39,628,852

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000	69,450,000	258,600,000
Shares redeemed	—	—	(137,550,000)	(137,250,000)

Net increase (decrease) in shares outstanding	200,000	200,000	(68,100,000)	121,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	137

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE China (HK Listed) Index Fund		iShares MSCI ACWI Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$902,906	$384,570	$18,225,285	$5,782,860
Net realized gain (loss)	1,352,449	(1,061,079)	26,341,867	(7,481,803)
Net change in unrealized appreciation (depreciation)	(1,798,605)	9,384,916	11,693,001	3,205,428

Net increase in net assets resulting from operations	456,750	8,708,407	56,260,153	1,506,485

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(820,187)	(311,435)	(16,867,954)	(5,240,306)

Total distributions to shareholders	(820,187)	(311,435)	(16,867,954)	(5,240,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,571,321	29,350,412	838,245,623	512,754,342
Cost of shares redeemed	(9,404,772)	—	(154,604,433)	(169,464,676)

Net increase in net assets from capital share transactions	15,166,549	29,350,412	683,641,190	343,289,666

INCREASE IN NET ASSETS	14,803,112	37,747,384	723,033,389	339,555,845

NET ASSETS
Beginning of year	42,711,763	4,964,379	492,819,765	153,263,920

End of year	$57,514,875	$42,711,763	$1,215,853,154	$492,819,765

Undistributed net investment income included in net assets at end of year	$157,922	$74,140	$2,240,502	$952,403

SHARES ISSUED AND REDEEMED
Shares sold	500,000	800,000	20,400,000	15,400,000
Shares redeemed	(200,000)	—	(3,800,000)	(5,500,000)

Net increase in shares outstanding	300,000	800,000	16,600,000	9,900,000

See notes to financial statements.

138	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI All Country Asia ex Japan Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Period from August 13, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,822,159	$5,617,565	$19,960,775	$9,423,437
Net realized gain (loss)	(9,670,765)	(15,320,514)	172,035,947	15,628,613
Net change in unrealized appreciation (depreciation)	15,078,373	22,472,732	(45,396,392)	228,106,240

Net increase in net assets resulting from operations	18,229,767	12,769,783	146,600,330	253,158,290

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,738,165)	(5,263,263)	(21,678,009)	(4,289,082)

Total distributions to shareholders	(12,738,165)	(5,263,263)	(21,678,009)	(4,289,082)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	399,730,485	271,841,593	1,319,411,019	963,409,716
Cost of shares redeemed	—	(57,055,742)	(464,240,614)	(166,932,153)

Net increase in net assets from capital share transactions	399,730,485	214,785,851	855,170,405	796,477,563

INCREASE IN NET ASSETS	405,222,087	222,292,371	980,092,726	1,045,346,771

NET ASSETS
Beginning of period	270,642,793	48,350,422	1,045,346,771	—

End of period	$675,864,880	$270,642,793	$2,025,439,497	$1,045,346,771

Undistributed net investment income included in net assets at end of period	$694,564	$685,320	$4,731,654	$5,185,897

SHARES ISSUED AND REDEEMED
Shares sold	10,000,000	8,800,000	24,100,000	26,100,000
Shares redeemed	—	(2,400,000)	(8,800,000)	(5,200,000)

Net increase in shares outstanding	10,000,000	6,400,000	15,300,000	20,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	139

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,754,690	$24,828,809	$39,296,451	$33,715,323
Net realized loss	(75,612,389)	(283,188,457)	(65,092,762)	(163,758,633)
Net change in unrealized appreciation (depreciation)	148,698,568	(73,739,193)	66,222,161	(11,765,407)

Net increase (decrease) in net assets resulting from operations	97,840,869	(332,098,841)	40,425,850	(141,808,717)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,636,999)	(27,879,748)	(41,355,793)	(33,575,451)

Total distributions to shareholders	(25,636,999)	(27,879,748)	(41,355,793)	(33,575,451)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	82,716,107	259,018,581	176,600,569	524,040,578
Cost of shares redeemed	(62,975,907)	(41,339,520)	(93,343,805)	(130,702,410)

Net increase in net assets from capital share transactions	19,740,200	217,679,061	83,256,764	393,338,168

INCREASE (DECREASE) IN NET ASSETS	91,944,070	(142,299,528)	82,326,821	217,954,000

NET ASSETS
Beginning of year	1,198,695,908	1,340,995,436	1,142,400,864	924,446,864

End of year	$1,290,639,978	$1,198,695,908	$1,224,727,685	$1,142,400,864

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(87,090)	$645,583	$121,201	$1,286,053

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	5,600,000	3,600,000	13,200,000
Shares redeemed	(1,200,000)	(1,200,000)	(2,000,000)	(4,000,000)

Net increase in shares outstanding	400,000	4,400,000	1,600,000	9,200,000

See notes to financial statements.

140	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund		iShares MSCI Kokusai Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,916,536	$5,987,399	$4,394,887	$2,726,016
Net realized gain (loss)	452,969	(7,960,898)	286,914	36,265,123
Net change in unrealized appreciation (depreciation)	35,381,166	10,385,864	2,728,944	1,882,818

Net increase in net assets resulting from operations	51,750,671	8,412,365	7,410,745	40,873,957

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,465,976)	(5,582,744)	(4,231,974)	(2,676,486)

Total distributions to shareholders	(17,465,976)	(5,582,744)	(4,231,974)	(2,676,486)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	664,722,840	284,900,940	166,584,917	523,297,727
Cost of shares redeemed	(14,087,529)	(65,664,962)	(7,724,128)	(520,026,309)

Net increase in net assets from capital share transactions	650,635,311	219,235,978	158,860,789	3,271,418

INCREASE IN NET ASSETS	684,920,006	222,065,599	162,039,560	41,468,889

NET ASSETS
Beginning of year	377,998,599	155,933,000	83,817,796	42,348,907

End of year	$1,062,918,605	$377,998,599	$245,857,356	$83,817,796

Undistributed net investment income included in net assets at end of year	$690,755	$870,428	$349,556	$215,556

SHARES ISSUED AND REDEEMED
Shares sold	18,400,000	10,600,000	4,600,000	20,000,000
Shares redeemed	(400,000)	(2,600,000)	(200,000)	(18,400,000)

Net increase in shares outstanding	18,000,000	8,000,000	4,400,000	1,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	141

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$29.16	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.63	0.67	0.96
Net realized and unrealized gain (loss)[c]	3.60	(9.78)	(10.09)

Total from investment operations	4.23	(9.11)	(9.13)

Less distributions from:
Net investment income	(0.71)	(0.66)	(0.79)

Total distributions	(0.71)	(0.66)	(0.79)

Net asset value, end of period	$32.68	$29.16	$38.93

Total return	14.57%	(23.06)%	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,684	$23,327	$23,357
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes	0.50%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.96%	2.64%	3.13%
Portfolio turnover rate[f]	17%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]
Net asset value, beginning of year	$42.14	$45.48	$46.99	$26.05	$20.47

Income from investment operations:
Net investment income[b]	0.58	0.75	0.92	0.59	0.61
Net realized and unrealized gain (loss)[c]	(1.06)	(3.56)	(1.17)	20.79	5.39

Total from investment operations	(0.48)	(2.81)	(0.25)	21.38	6.00

Less distributions from:
Net investment income	(0.68)	(0.53)	(1.26)	(0.44)	(0.42)

Total distributions	(0.68)	(0.53)	(1.26)	(0.44)	(0.42)

Net asset value, end of year	$40.98	$42.14	$45.48	$46.99	$26.05

Total return	(1.16)%	(5.86)%	(0.85)%	82.72%	29.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,199,691	$11,300,670	$6,678,362	$5,850,859	$2,973,412
Ratio of expenses to average net assets	0.72%	0.73%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets	1.39%	2.33%	1.76%	1.74%	2.62%
Portfolio turnover rate[d]	23%	44%	24%	36%	45%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	143

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$47.46	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.79	1.11	(0.02)
Net realized and unrealized gain (loss)[c]	0.35	(2.81)	0.65

Total from investment operations	1.14	(1.70)	0.63

Less distributions from:
Net investment income	(0.67)	(0.48)	–

Total distributions	(0.67)	(0.48)	–

Net asset value, end of period	$47.93	$47.46	$49.64

Total return	2.41%	(3.26)%	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,515	$42,712	$4,964
Ratio of expenses to average net assets[e]	0.72%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[e]	1.65%	2.96%	(0.35)%
Portfolio turnover rate[f]	18%	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

144	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$37.62	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.85	0.82	0.39
Net realized and unrealized gain (loss)[c]	3.11	(10.63)	(2.43)

Total from investment operations	3.96	(9.81)	(2.04)

Less distributions from:
Net investment income	(0.64)	(0.46)	–

Total distributions	(0.64)	(0.46)	–

Net asset value, end of period	$40.94	$37.62	$47.89

Total return	10.55%	(20.31)%	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,215,853	$492,820	$153,264
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	0.35%	0.35%	n/a
Ratio of net investment income to average net assets[e]	2.06%	2.50%	2.25%
Portfolio turnover rate[f]	7%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	145

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$36.57	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.94	0.94	0.68
Net realized and unrealized gain (loss)[c]	2.12	(12.03)	(2.48)

Total from investment operations	3.06	(11.09)	(1.80)

Less distributions from:
Net investment income	(0.79)	(0.69)	–

Total distributions	(0.79)	(0.69)	–

Net asset value, end of period	$38.84	$36.57	$48.35

Total return	8.42%	(22.70)%	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$675,865	$270,643	$48,350
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	0.35%	0.35%	n/a
Ratio of net investment income to average net assets[e]	2.40%	3.14%	3.79%
Portfolio turnover rate[f]	10%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

146	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan Index Fund
	Year ended Jul. 31, 2010	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.84	0.98
Net realized and unrealized gain (loss)[c]	5.95	(0.47)

Total from investment operations	6.79	0.51

Less distributions from:
Net investment income	(0.86)	(0.26)

Total distributions	(0.86)	(0.26)

Net asset value, end of period	$55.95	$50.02

Total return	13.63%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,025,439	$1,045,347
Ratio of expenses to average net assets prior to waived fees[e]	0.69%	0.72%
Ratio of expenses to average net assets after waived fees[e]	0.68%	0.71%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.55%	2.71%
Portfolio turnover rate[f]	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	147

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$49.95	$68.42	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	1.02	1.12	1.70	1.35	1.34
Net realized and unrealized gain (loss)[c]	2.99	(18.41)	(6.97)	12.94	9.73

Total from investment operations	4.01	(17.29)	(5.27)	14.29	11.07

Less distributions from:
Net investment income	(1.06)	(1.18)	(1.61)	(0.69)	(0.23)
Net realized gain	–	–	(0.02)	–	–

Total distributions	(1.06)	(1.18)	(1.63)	(0.69)	(0.23)

Net asset value, end of period	$52.90	$49.95	$68.42	$75.32	$61.72

Total return	8.06%	(25.03)%	(7.11)%	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,290,640	$1,198,696	$1,340,995	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes	0.40%	0.40%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.92%	2.44%	2.30%	1.93%	2.25%
Portfolio turnover rate[f]	28%	33%	37%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

148	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$46.06	$59.26	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	1.46	1.53	2.72	2.16	2.61
Net realized and unrealized gain (loss)[c]	0.42	(13.43)	(15.42)	12.69	9.69

Total from investment operations	1.88	(11.90)	(12.70)	14.85	12.30

Less distributions from:
Net investment income	(1.55)	(1.30)	(3.83)	(1.19)	(0.25)
Net realized gain	–	–	(0.92)	–	–

Total distributions	(1.55)	(1.30)	(4.75)	(1.19)	(0.25)

Net asset value, end of period	$46.39	$46.06	$59.26	$76.71	$63.05

Total return	4.15%	(19.73)%	(17.21)%	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,224,728	$1,142,401	$924,447	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.99%	3.79%	3.88%	2.95%	4.34%
Portfolio turnover rate[f]	30%	35%	28%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	149

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$32.03	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.75	0.74	0.87
Net realized and unrealized gain (loss)[c]	3.63	(9.19)	(9.98)

Total from investment operations	4.38	(8.45)	(9.11)

Less distributions from:
Net investment income	(0.74)	(0.56)	(0.55)

Total distributions	(0.74)	(0.56)	(0.55)

Net asset value, end of period	$35.67	$32.03	$41.04

Total return	13.77%	(20.31)%	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,062,919	$377,999	$155,933
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes	0.40%	n/a	n/a
Ratio of net investment income to average net assets[e]	2.13%	2.76%	3.10%
Portfolio turnover rate[f]	15%	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

150	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$32.24	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.82	0.74	0.76
Net realized and unrealized gain (loss)[c]	2.68	(9.98)	(8.49)

Total from investment operations	3.50	(9.24)	(7.73)

Less distributions from:
Net investment income	(0.62)	(0.87)	(0.21)

Total distributions	(0.62)	(0.87)	(0.21)

Net asset value, end of period	$35.12	$32.24	$42.35

Total return	10.88%	(21.54)%	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$245,857	$83,818	$42,349
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets exclusive of foreign taxes	0.25%	0.25%	n/a
Ratio of net investment income to average net assets[e]	2.29%	2.67%	2.67%
Portfolio turnover rate[f]	5%	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	151

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed), iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap and iShares MSCI Kokusai Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

152	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as July 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
FTSE Developed Small Cap Ex-North America	$33,413,209	$–	$–	$33,413,209

FTSE/Xinhua China 25
Common Stocks	$7,816,357,381	$–	$350,583,779	$8,166,941,160
Short-Term Investments	506,713,861	–	–	506,713,861

	$8,323,071,242	$–	$350,583,779	$8,673,655,021

FTSE China (HK Listed)
Common Stocks	$55,431,221	$–	$1,889,381	$57,320,602
Short-Term Investments	4,135,422	–	–	4,135,422

	$59,566,643	$–	$1,889,381	$61,456,024

MSCI ACWI	$1,225,926,173	$–	$–	$1,225,926,173

MSCI ACWI ex US	$686,980,258	$–	$–	$686,980,258

MSCI All Country Asia ex Japan	$2,130,083,164	$–	$–	$2,130,083,164

MSCI EAFE Growth	$1,291,035,521	$–	$–	$1,291,035,521

MSCI EAFE Value	$1,225,443,938	$–	$–	$1,225,443,938

MSCI EAFE Small Cap	$1,107,383,956	$–	$–	$1,107,383,956

MSCI Kokusai	$246,443,218	$–	$–	$246,443,218

154	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended July 31, 2010:

iShares Index Fund	Balance at Beginning of Year	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)[a]		Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
FTSE/Xinhua China 25
Common Stocks	$–	$(40,941,163)	$(84,656,760)	$476,181,702	[b]	$350,583,779	$(102,274,527)
FTSE China (HK Listed)
Common Stocks	–	(154,771)	566,071	1,478,081	[b]	1,889,381	(202,248)

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
[b]

Represents the transfer in of Ping An Insurance (Group) Company of China, Ltd. (“Ping An”) Class H shares from Level 1 to Level 3. At the request of Ping An, shares of its stock were suspended from trading on the Hong Kong Stock Exchange beginning June 30, 2010 pending the release of an announcement in relation to a potential transaction.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of July 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
FTSE Developed Small Cap ex-North America	$184,776	$(5,218,327)	$(2,253,257)	$(7,286,808)
FTSE/Xinhua China 25	19,262,508	(444,248,141)	(350,295,090)	(775,280,723)
FTSE China (HK Listed)	157,922	6,860,098	(909,441)	6,108,579
MSCI ACWI	2,765,598	3,180,959	(14,522,054)	(8,575,497)
MSCI ACWI ex US	1,469,766	31,354,594	(15,252,959)	17,571,401
MSCI All Country Asia ex Japan	7,338,680	177,842,148	(7,247,653)	177,933,175
MSCI EAFE Growth	1,811,215	(5,620,962)	(366,425,541)	(370,235,288)
MSCI EAFE Value	2,861,360	(140,913,092)	(224,346,705)	(362,398,437)
MSCI EAFE Small Cap	8,716,286	17,516,375	(11,998,566)	14,234,095
MSCI Kokusai	489,366	(2,006,342)	(2,150,682)	(3,667,658)

For the years ended July 31, 2010 and July 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2010.

156	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to July 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
FTSE Developed Small Cap ex-North America	$331,366
FTSE/Xinhua China 25	103,020,012
FTSE China (HK Listed)	498,007
MSCI ACWI	8,863,020
MSCI ACWI ex US	7,437,003

iShares Index Fund	Deferred Net Realized Capital Losses
MSCI All Country Asia ex Japan	$1,902,257
MSCI EAFE Growth	88,762,507
MSCI EAFE Value	77,133,283
MSCI EAFE Small Cap	508,905
MSCI Kokusai	547,518

The Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Expiring 2017	Expiring 2018	Total
FTSE Developed Small Cap ex-North America	$–	$–	$443,201	$1,478,690	$1,921,891
FTSE/Xinhua China 25	3,332,711	451,243	58,367,595	185,123,529	247,275,078
FTSE China (HK Listed)	–	–	50,180	361,254	411,434
MSCI ACWI	–	–	568,319	5,090,715	5,659,034
MSCI ACWI ex US	–	–	450,894	7,365,062	7,815,956
MSCI All Country Asia ex Japan	–	–	114,780	5,230,616	5,345,396
MSCI EAFE Growth	–	2,756,980	19,510,202	255,395,852	277,663,034
MSCI EAFE Value	–	3,201,806	26,442,709	117,568,907	147,213,422
MSCI EAFE Small Cap	–	–	663,547	10,826,114	11,489,661
MSCI Kokusai	–	–	124,763	1,478,401	1,603,164

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2010 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$38,634,499	$2,685,501	$(7,906,791)	$(5,221,290)
FTSE/Xinhua China 25	9,118,068,331	586,452,910	(1,030,866,220)	(444,413,310)
FTSE China (HK Listed)	54,596,690	8,131,903	(1,272,569)	6,859,334
MSCI ACWI	1,222,826,185	67,422,621	(64,322,633)	3,099,988
MSCI ACWI ex US	655,694,444	66,226,190	(34,940,376)	31,285,814
MSCI All Country Asia ex Japan	1,952,262,284	204,457,321	(26,636,441)	177,820,880
MSCI EAFE Growth	1,296,829,614	119,331,591	(125,125,684)	(5,794,093)
MSCI EAFE Value	1,366,468,754	77,733,086	(218,757,902)	(141,024,816)
MSCI EAFE Small Cap	1,089,973,114	106,731,040	(89,320,198)	17,410,842
MSCI Kokusai	248,461,294	14,462,286	(16,480,362)	(2,018,076)

Management has reviewed the tax positions as of July 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock,” and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

158	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40
MSCI EAFE Small Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares FTSE/Xinhua China 25 and iShares FTSE China (HK Listed) Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

For its investment advisory services to the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and the iShares MSCI EAFE Index Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

BFA has contractually agreed to waive a portion of its advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through June 30, 2012 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$10,312
FTSE/Xinhua China 25	3,717,681
FTSE China (HK Listed)	18,533
MSCI ACWI	60,373
MSCI ACWI ex US	39,918

iShares Index Fund	Securities Lending Agent Fees
MSCI All Country Asia ex Japan	$548,206
MSCI EAFE Growth	97,824
MSCI EAFE Value	95,479
MSCI EAFE Small Cap	406,577
MSCI Kokusai	6,148

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The iShares MSCI All Country Asia ex Japan Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI All Country Asia ex Japan Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of July 31, 2010, the Fund held shares of the iShares MSCI Malaysia Index Fund.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period August 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held as of 11/30/09 (in 000s)	Value as of 11/30/09	Dividend Income	Net Realized Gain

MSCI ACWI
Barclays PLC	247	130	–	377	$1,810,337	$6,259	$–

MSCI ACWI ex US
Barclays PLC	234	171	–	405	$1,942,439	$6,786	$–

MSCI EAFE Value
Barclays PLC	2,745	535	(133)	3,147	$15,098,730	$50,463	$504,534

MSCI Kokusai
Barclays PLC	55	17	–	72	$346,724	$1,211	$–

160	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period December 1, 2009 to July 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held as of 12/1/09	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

MSCI ACWI
PNC Financial Services Group Inc. (The)	19,231	13,959	(3,762)	29,428	$1,747,729	$7,284	$60,650

MSCI Kokusai
BlackRock Inc.	93	447	(15)	525	$82,682	$1,005	$473
PNC Financial Services Group Inc. (The)	3,009	3,503	(177)	6,335	376,236	1,784	5,744

					$458,918	$2,789	$6,217

Investments in issuers considered to be an affiliate of iShares MSCI All Country Asia ex Japan Index Fund (excluding short-term investments) for the year ended July 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain

iShares MSCI Malaysia Index Fund	1,196	170	(48)	1,318	$16,174,498	$320,865	$169,550

Certain trustees and officers of the Trust are also officers of BTC and /or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$4,780,518	$4,726,746
FTSE/Xinhua China 25	2,016,629,793	2,112,735,003
FTSE China (HK Listed)	11,993,118	9,426,176
MSCI ACWI	74,156,404	62,126,388
MSCI ACWI ex US	57,707,677	53,340,067
MSCI All Country Asia ex Japan	65,325,497	44,622,060
MSCI EAFE Growth	355,808,374	358,930,564

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund	Purchases	Sales
MSCI EAFE Value	$386,706,402	$389,335,254
MSCI EAFE Small Cap	122,082,023	111,512,778
MSCI Kokusai	11,159,555	8,341,122

In-kind transactions (see Note 4) for the year ended July 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE Developed Small Cap ex-North America	$6,454,957	$–
FTSE/Xinhua China 25	2,912,178,106	5,476,351,630
FTSE China (HK Listed)	18,415,272	5,842,435
MSCI ACWI	824,975,823	152,246,431
MSCI ACWI ex US	394,357,448	–
MSCI All Country Asia ex Japan	1,287,702,778	454,139,131
MSCI EAFE Growth	81,185,927	61,756,168
MSCI EAFE Value	175,051,992	92,057,707
MSCI EAFE Small Cap	650,046,541	13,502,812
MSCI Kokusai	164,008,715	7,538,487

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due.

162	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of July 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	163

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE Developed Small Cap ex-North America Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares FTSE China (HK Listed) Index Fund, iShares MSCI ACWI Index Fund, iShares MSCI ACWI ex US Index Fund, iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund, each a fund of iShares Trust, (the “Funds”), at July 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2010

164	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

MSCI ACWI	42.79%

MSCI Kokusai	46.26

For the fiscal year ended July 31, 2010, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
FTSE Developed Small Cap ex-North America	$737,034	$53,988
FTSE/Xinhua China 25	199,031,478	18,908,620
FTSE China (HK Listed)	1,389,776	125,029
MSCI ACWI	15,144,447	1,436,473
MSCI ACWI ex US	16,091,362	1,499,566
MSCI All Country Asia ex Japan	30,286,240	2,740,880
MSCI EAFE Growth	32,464,738	2,703,607
MSCI EAFE Value	48,294,096	3,859,693
MSCI EAFE Small Cap	19,607,458	1,371,359

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2010:

iShares Index Fund	Qualified Dividend Income

FTSE Developed Small Cap ex-North America	$629,190

FTSE/Xinhua China 25	143,479,053

FTSE China (HK Listed)	820,187

MSCI ACWI	16,867,954

MSCI ACWI ex US	12,738,165

iShares Index Fund	Qualified Dividend Income

MSCI All Country Asia ex Japan	$16,830,355

MSCI EAFE Growth	25,636,999

MSCI EAFE Value	41,355,793

MSCI EAFE Small Cap	16,350,311

MSCI Kokusai	4,231,974

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	165

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI	$0.63433	$–	$0.00811	$0.64244	99%	–%	1%	100%
MSCI Kokusai	0.61280	–	0.00739	0.62019	99	–	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

166	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE Developed Small Cap ex-North America Index Fund

Period Covered: January 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	0.96%
Greater than 4.5% and Less than 5.0%	1	0.16
Greater than 4.0% and Less than 4.5%	3	0.48
Greater than 3.5% and Less than 4.0%	3	0.48
Greater than 3.0% and Less than 3.5%	1	0.16
Greater than 2.5% and Less than 3.0%	11	1.75
Greater than 2.0% and Less than 2.5%	7	1.11
Greater than 1.5% and Less than 2.0%	22	3.50
Greater than 1.0% and Less than 1.5%	49	7.80
Greater than 0.5% and Less than 1.0%	132	21.02
Between 0.5% and -0.5%	247	39.32
Less than -0.5% and Greater than -1.0%	64	10.19
Less than -1.0% and Greater than -1.5%	42	6.69
Less than -1.5% and Greater than -2.0%	15	2.39
Less than -2.0% and Greater than -2.5%	11	1.75
Less than -2.5% and Greater than -3.0%	6	0.96
Less than -3.0% and Greater than -3.5%	3	0.48
Less than -3.5%	5	0.80

	628	100.00%

SUPPLEMENTAL INFORMATION	167

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	11	0.80%
Greater than 5.5% and Less than 6.0%	4	0.29
Greater than 5.0% and Less than 5.5%	4	0.29
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	8	0.58
Greater than 3.5% and Less than 4.0%	13	0.94
Greater than 3.0% and Less than 3.5%	19	1.37
Greater than 2.5% and Less than 3.0%	21	1.52
Greater than 2.0% and Less than 2.5%	42	3.04
Greater than 1.5% and Less than 2.0%	56	4.05
Greater than 1.0% and Less than 1.5%	128	9.26
Greater than 0.5% and Less than 1.0%	248	17.95
Between 0.5% and -0.5%	431	31.19
Less than -0.5% and Greater than -1.0%	133	9.62
Less than -1.0% and Greater than -1.5%	83	6.01
Less than -1.5% and Greater than -2.0%	42	3.04
Less than -2.0% and Greater than -2.5%	42	3.04
Less than -2.5% and Greater than -3.0%	28	2.03
Less than -3.0% and Greater than -3.5%	16	1.16
Less than -3.5% and Greater than -4.0%	13	0.94
Less than -4.0% and Greater than -4.5%	10	0.72
Less than -4.5% and Greater than -5.0%	6	0.43
Less than -5.0% and Greater than -5.5%	3	0.22
Less than -5.5% and Greater than -6.0%	2	0.14
Less than -6.0%	17	1.23

	1,382	100.00%

168	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE China (HK Listed) Index Fund

Period Covered: July 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	10	1.99%
Greater than 5.0% and Less than 5.5%	3	0.60
Greater than 4.5% and Less than 5.0%	6	1.19
Greater than 4.0% and Less than 4.5%	6	1.19
Greater than 3.5% and Less than 4.0%	8	1.59
Greater than 3.0% and Less than 3.5%	11	2.19
Greater than 2.5% and Less than 3.0%	25	4.97
Greater than 2.0% and Less than 2.5%	28	5.57
Greater than 1.5% and Less than 2.0%	28	5.57
Greater than 1.0% and Less than 1.5%	44	8.75
Greater than 0.5% and Less than 1.0%	57	11.33
Between 0.5% and -0.5%	141	28.01
Less than -0.5% and Greater than -1.0%	42	8.35
Less than -1.0% and Greater than -1.5%	26	5.17
Less than -1.5% and Greater than -2.0%	22	4.37
Less than -2.0% and Greater than -2.5%	12	2.39
Less than -2.5% and Greater than -3.0%	12	2.39
Less than -3.0% and Greater than -3.5%	5	0.99
Less than -3.5% and Greater than -4.0%	–	–
Less than -4.0% and Greater than -4.5%	3	0.60
Less than -4.5% and Greater than -5.0%	2	0.40
Less than -5.0% and Greater than -5.5%	2	0.40
Less than -5.5% and Greater than -6.0%	3	0.60
Less than -6.0%	7	1.39

	503	100.00%

SUPPLEMENTAL INFORMATION	169

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI Index Fund

Period Covered: April 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	6	1.06%
Greater than 2.0% and Less than 2.5%	2	0.35
Greater than 1.5% and Less than 2.0%	8	1.41
Greater than 1.0% and Less than 1.5%	23	4.06
Greater than 0.5% and Less than 1.0%	132	23.28
Between 0.5% and -0.5%	338	59.60
Less than -0.5% and Greater than -1.0%	42	7.41
Less than -1.0% and Greater than -1.5%	8	1.41
Less than -1.5% and Greater than -2.0%	5	0.88
Less than -2.0% and Greater than -2.5%	1	0.18
Less than -2.5% and Greater than -3.0%	1	0.18
Less than -3.0% and Greater than -3.5%	1	0.18

	567	100.00%

iShares MSCI ACWI ex US Index Fund

Period Covered: April 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	1.06%
Greater than 4.0% and Less than 4.5%	2	0.35
Greater than 3.5% and Less than 4.0%	1	0.18
Greater than 3.0% and Less than 3.5%	3	0.53
Greater than 2.5% and Less than 3.0%	9	1.59
Greater than 2.0% and Less than 2.5%	9	1.59
Greater than 1.5% and Less than 2.0%	14	2.47
Greater than 1.0% and Less than 1.5%	50	8.82
Greater than 0.5% and Less than 1.0%	125	22.05
Between 0.5% and -0.5%	239	42.13
Less than -0.5% and Greater than -1.0%	46	8.11
Less than -1.0% and Greater than -1.5%	33	5.82
Less than -1.5% and Greater than -2.0%	15	2.65
Less than -2.0% and Greater than -2.5%	6	1.06
Less than -2.5% and Greater than -3.0%	5	0.88
Less than -3.0%	4	0.71

	567	100.00%

170	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI All Country Asia ex Japan Index Fund

Period Covered: October 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	1	0.23%
Greater than 5.0% and Less than 5.5%	1	0.23
Greater than 4.5% and Less than 5.0%	1	0.23
Greater than 4.0% and Less than 4.5%	3	0.68
Greater than 3.5% and Less than 4.0%	2	0.46
Greater than 3.0% and Less than 3.5%	3	0.68
Greater than 2.5% and Less than 3.0%	5	1.14
Greater than 2.0% and Less than 2.5%	10	2.28
Greater than 1.5% and Less than 2.0%	18	4.10
Greater than 1.0% and Less than 1.5%	35	7.97
Greater than 0.5% and Less than 1.0%	82	18.68
Between 0.5% and -0.5%	191	43.50
Less than -0.5% and Greater than -1.0%	39	8.88
Less than -1.0% and Greater than -1.5%	23	5.24
Less than -1.5% and Greater than -2.0%	12	2.73
Less than -2.0% and Greater than -2.5%	2	0.46
Less than -2.5% and Greater than -3.0%	4	0.91
Less than -3.0% and Greater than -3.5%	3	0.68
Less than -3.5% and Greater than -4.0%	1	0.23
Less than -4.0% and Greater than -4.5%	2	0.46
Less than -4.5%	1	0.23

	439	100.00%

SUPPLEMENTAL INFORMATION	171

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Growth Index Fund

Period Covered: October 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	8	0.67%
Greater than 3.5% and Less than 4.0%	2	0.17
Greater than 3.0% and Less than 3.5%	2	0.17
Greater than 2.5% and Less than 3.0%	12	1.01
Greater than 2.0% and Less than 2.5%	13	1.09
Greater than 1.5% and Less than 2.0%	21	1.76
Greater than 1.0% and Less than 1.5%	96	8.05
Greater than 0.5% and Less than 1.0%	285	23.89
Between 0.5% and -0.5%	583	48.87
Less than -0.5% and Greater than -1.0%	78	6.54
Less than -1.0% and Greater than -1.5%	51	4.27
Less than -1.5% and Greater than -2.0%	20	1.68
Less than -2.0% and Greater than -2.5%	8	0.67
Less than -2.5% and Greater than -3.0%	3	0.25
Less than -3.0% and Greater than -3.5%	5	0.42
Less than -3.5% and Greater than -4.0%	1	0.08
Less than -4.0% and Greater than -4.5%	1	0.08
Less than -4.5% and Greater than -5.0%	1	0.08
Less than -5.0% and Greater than -5.5%	1	0.08
Less than -5.5%	2	0.17

	1,193	100.00%

172	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Value Index Fund

Period Covered: October 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.50%
Greater than 4.0% and Less than 4.5%	2	0.17
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	2	0.17
Greater than 2.5% and Less than 3.0%	14	1.17
Greater than 2.0% and Less than 2.5%	11	0.92
Greater than 1.5% and Less than 2.0%	27	2.26
Greater than 1.0% and Less than 1.5%	80	6.71
Greater than 0.5% and Less than 1.0%	266	22.30
Between 0.5% and -0.5%	581	48.70
Less than -0.5% and Greater than -1.0%	91	7.63
Less than -1.0% and Greater than -1.5%	63	5.28
Less than -1.5% and Greater than -2.0%	21	1.76
Less than -2.0% and Greater than -2.5%	8	0.67
Less than -2.5% and Greater than -3.0%	6	0.50
Less than -3.0% and Greater than -3.5%	7	0.59
Less than -3.5% and Greater than -4.0%	2	0.17
Less than -4.0%	5	0.42

	1,193	100.00%

SUPPLEMENTAL INFORMATION	173

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Small Cap Index Fund

Period Covered: January 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	7	1.11%
Greater than 5.5% and Less than 6.0%	1	0.16
Greater than 5.0% and Less than 5.5%	1	0.16
Greater than 4.5% and Less than 5.0%	1	0.16
Greater than 4.0% and Less than 4.5%	2	0.32
Greater than 3.5% and Less than 4.0%	7	1.11
Greater than 3.0% and Less than 3.5%	6	0.96
Greater than 2.5% and Less than 3.0%	13	2.07
Greater than 2.0% and Less than 2.5%	29	4.62
Greater than 1.5% and Less than 2.0%	47	7.48
Greater than 1.0% and Less than 1.5%	94	14.97
Greater than 0.5% and Less than 1.0%	150	23.89
Between 0.5% and -0.5%	166	26.43
Less than -0.5% and Greater than -1.0%	46	7.32
Less than -1.0% and Greater than -1.5%	21	3.34
Less than -1.5% and Greater than -2.0%	21	3.34
Less than -2.0% and Greater than -2.5%	4	0.64
Less than -2.5% and Greater than -3.0%	6	0.96
Less than -3.0% and Greater than -3.5%	4	0.64
Less than -3.5%	2	0.32

	628	100.00%

174	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Kokusai Index Fund

Period Covered: January 1, 2008 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.32%
Greater than 4.0% and Less than 4.5%	1	0.16
Greater than 3.5% and Less than 4.0%	2	0.32
Greater than 3.0% and Less than 3.5%	1	0.16
Greater than 2.5% and Less than 3.0%	2	0.32
Greater than 2.0% and Less than 2.5%	4	0.64
Greater than 1.5% and Less than 2.0%	12	1.91
Greater than 1.0% and Less than 1.5%	69	10.99
Greater than 0.5% and Less than 1.0%	198	31.53
Between 0.5% and -0.5%	313	49.82
Less than -0.5% and Greater than -1.0%	18	2.87
Less than -1.0% and Greater than -1.5%	4	0.64
Less than -1.5% and Greater than -2.0%	1	0.16
Less than -2.0% and Greater than -2.5%	1	0.16

	628	100.00%

SUPPLEMENTAL INFORMATION	175

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iSharesTrust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iSharesTrust also serves as a Director for iShares, Inc. and, as a result, oversees 211 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

176	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001)	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

TRUSTEE AND OFFICER INFORMATION	177

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

178	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	179

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

180	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and

Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

The iSHARES FAMILY OF FUNDS	181

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/ NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-3402-0910

182	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”) or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund and the iShares FTSE Series also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI Series disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-72-0710

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® MSCI SERIES

JULY 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares MSCI EAFE Index Fund  |  EFA  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

Performance as of July 31, 2010

Average Annual Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.05%	5.83%	6.26%	2.04%	2.12%	2.10%	4.42%	4.45%	4.44%

Cumulative Total Returns

Year Ended 7/31/10			Five Years Ended 7/31/10			Inception to 7/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.05%	5.83%	6.26%	10.63%	11.06%	10.97%	47.39%	47.72%	47.61%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01).“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

PORTFOLIO ALLOCATION
As of 7/31/10
Sector*	Percentage of Net Assets
Financial	25.26%

Consumer Non-Cyclical	18.71

Industrial	12.43

Consumer Cyclical	9.83

Basic Materials	9.32

Communications	8.37

Energy	7.15

Utilities	5.31

Technology	2.25

Diversified	1.00

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 7/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.80%

Nestle SA Registered (Switzerland)	1.76

Vodafone Group PLC (United Kingdom)	1.25

BHP Billiton Ltd. (Australia)	1.25

BP PLC (United Kingdom)	1.22

Total SA (France)	1.09

Banco Santander SA (Spain)	1.07

Novartis AG Registered (Switzerland)	1.05

Royal Dutch Shell PLC Class A (United Kingdom)	1.00

Toyota Motor Corp. (Japan)	1.00

TOTAL	12.49%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2010 (the “reporting period”), the total return for the Fund was 6.05%, while the total return for the Index was 6.26%.

Equity markets outside the U.S., as represented by the Index, posted solid gains for the reporting period despite some dramatic shifts in market sentiment. The Index advanced during the first half of the reporting period as a burgeoning global economic recovery – rising from the severe downturn in late 2008 and early 2009 – began to generate momentum. Many economies returned to positive growth in the second half of 2009 after several quarters of economic contraction. In particular, commodity-driven economies such as those in Australia and Scandinavia enjoyed the most robust recoveries. Global stock markets also got a boost from improving credit conditions, which enabled many companies around the world to deleverage and strengthen their balance sheets.

Market conditions changed in the latter half of the period as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the credit crisis on the global economic recovery weighed on investor confidence. As a result, the Index fell sharply between April and June 2010, giving back virtually all of its earlier gains. Despite the late swoon, however, the Index rebounded over the last few weeks of the reporting period and returned approximately 6% overall for the 12 months.

Within the Index, markets along the Pacific Rim (with the notable exception of Japan) produced the best returns, due largely to commodity-and export-driven recoveries in Australia and Singapore. European markets generally performed in line with the Index, though they were hardest hit during the late-period decline. Markets in Scandinavia were the top performers among European exchanges, while Greece was the laggard. The Japanese stock market posted a flat return as weak domestic demand cast doubt on the strength of the country’s economic rebound.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

From a sector perspective, the economically sensitive industrials and materials sectors of the Index generated the best results, as did the more defensive consumer staples sector. Each of these three sectors returned more than 10% as a group for the reporting period. The only two sectors of the Index to decline for the reporting period were energy and utilities.

Six of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. The best performers included Swiss food producer Nestle SA and British wireless telecommunications firm Vodafone Group PLC, both of which returned more than 20% for the reporting period. Australian mining company BHP Billiton Ltd. and British energy producer Royal Dutch Shell PLC also generated double-digit gains. The four decliners among the Fund’s top ten holdings were British energy producer BP PLC and Japanese auto maker Toyota Motor Corp., which both posted double-digit declines, along with French energy company Total SA and Spanish bank Banco Santander SA.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/10 to 7/31/10)
Actual	$1,000.00	$ 993.80	0.35%	$1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.12%

AUSTRALIA – 8.24%
AGL Energy Ltd.	1,644,750	$21,991,200
Alumina Ltd.	8,376,400	11,753,241
Amcor Ltd.	4,324,725	25,682,120
AMP Ltd.	7,068,125	33,911,627
Aristocrat Leisure Ltd.	1,472,750	4,519,572
Asciano Group[a]	9,581,475	14,658,435
ASX Ltd.	598,775	15,664,987
Australia and New Zealand Banking Group Ltd.	8,627,950	180,030,912
AXA Asia Pacific Holdings Ltd.	3,612,000	17,754,813
Bendigo and Adelaide Bank Ltd.	1,209,385	8,966,377
BGP Holdings PLC[b]	33,026,812	4,303
BHP Billiton Ltd.	11,472,400	416,661,851
Billabong International Ltd.	621,350	5,129,791
BlueScope Steel Ltd.[a]	6,422,050	13,778,139
Boral Ltd.	2,681,910	10,293,868
Brambles Ltd.	5,006,275	24,472,424
Caltex Australia Ltd.	548,250	5,097,035
CFS Retail Property Trust	5,017,025	8,538,324
Coca-Cola Amatil Ltd.	2,031,750	21,096,102
Cochlear Ltd.	212,850	13,618,796
Commonwealth Bank of Australia	5,230,950	248,888,287
Computershare Ltd.	1,659,800	15,190,618
Crown Ltd.	1,642,600	11,836,231
CSL Ltd.	1,896,300	56,888,972
CSR Ltd.	5,520,125	8,595,000
Dexus Property Group	16,932,325	12,492,310
Energy Resources of Australia Ltd.	239,725	2,990,412
Fairfax Media Ltd.[c]	8,118,400	10,840,043
Fortescue Metals Group Ltd.[a,c]	4,430,075	17,204,296
Foster’s Group Ltd.	6,758,525	35,240,571
Goodman Fielder Ltd.	4,791,275	5,790,298
Goodman Group	21,430,125	11,930,767
GPT Group	6,027,525	15,605,353
Harvey Norman Holdings Ltd.	1,928,550	6,110,370

Security	Shares	Value
Incitec Pivot Ltd.	5,759,850	$16,945,839
Insurance Australia Group Ltd.	7,329,350	22,624,989
Intoll Group	7,944,250	10,571,552
James Hardie Industries SEa	1,635,075	9,635,787
Leighton Holdings Ltd.	485,900	12,971,500
Lend Lease Group	1,747,950	11,535,199
Macarthur Coal Ltd.	384,850	4,354,818
Macquarie Group Ltd.	1,153,475	38,843,617
MAp Group	2,840,112	7,610,194
Metcash Ltd.	2,337,050	9,414,485
Mirvac Group	10,301,725	12,356,468
National Australia Bank Ltd.	7,218,625	164,216,013
Newcrest Mining Ltd.	1,635,075	48,415,760
OneSteel Ltd.	4,822,450	13,052,913
Orica Ltd.	1,288,925	29,403,344
Origin Energy Ltd.	3,066,975	42,867,294
OZ Minerals Ltd.[a]	10,966,075	12,210,258
Paladin Energy Ltd.[a]	2,147,850	7,485,714
Qantas Airways Ltd.[a]	4,075,325	9,112,294
QBE Insurance Group Ltd.	3,479,775	52,606,108
Rio Tinto Ltd.	1,486,725	95,031,019
Santos Ltd.	2,877,775	34,647,907
Sims Metal Management Ltd.	571,900	9,215,282
Sonic Healthcare Ltd.	1,295,375	12,078,174
SP AusNet	1,868,350	1,353,059
Stockland Corp. Ltd.	8,177,525	28,056,250
Suncorp-Metway Ltd.	4,407,500	33,395,374
Tabcorp Holdings Ltd.	2,112,375	13,117,880
Tatts Group Ltd.	4,718,175	10,464,263
Telstra Corp. Ltd.	14,647,950	42,697,383
Toll Holdings Ltd.	2,294,050	12,335,531
Transurban Group	4,044,150	16,401,131
Wesfarmers Ltd.	3,432,475	96,604,340
Wesfarmers Ltd. Partially Protected	492,350	13,901,378
Westfield Group	7,282,050	80,489,245
Westpac Banking Corp.	10,145,850	220,336,891
Woodside Petroleum Ltd.	1,872,650	70,521,003
Woolworths Ltd.	4,232,275	98,808,374
WorleyParsons Ltd.	609,525	12,768,016

		2,751,684,091

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
AUSTRIA – 0.34%
Erste Group Bank AG	656,825	$26,351,639
IMMOEAST AG Escrow[a,b]	1,571,072	2,047
IMMOFINANZ AGa	3,472,250	11,422,209
IMMOFINANZ AG Escrow[a,b]	1,157,632	1,508
OMV AG	534,275	17,878,133
Raiffeisen International Bank Holding AGc	193,500	8,792,962
Telekom Austria AG	1,223,350	15,746,550
Verbund AG	314,975	11,173,815
Vienna Insurance Group AG	169,850	8,061,252
voestalpine AGc	416,025	13,306,035

		112,736,150

BELGIUM – 0.97%
Ageas	7,681,950	21,146,998
Anheuser-Busch InBev NV	2,486,475	131,632,191
Belgacom SA	549,325	19,720,028
Colruyt SA	55,900	13,767,854
Compagnie Nationale a Portefeuille SA	4,300	205,707
Delhaize Group SA	359,050	26,508,545
Dexia SAa	1,962,963	9,620,744
Groupe Bruxelles Lambert SA	292,400	22,719,185
KBC Groep NVa	552,712	24,410,481
Mobistar SA	109,650	6,315,488
Solvay SA	216,075	21,140,839
UCB SA	370,875	11,951,357
Umicore	431,075	14,534,325

		323,673,742

DENMARK – 1.00%
A.P. Moller – Maersk A/S Class A	1,081	8,884,931
A.P. Moller – Maersk A/S Class B	4,316	36,387,045
Carlsberg A/S Class B	379,475	33,637,930
Coloplast A/S Class B	104,275	10,829,410
Danske Bank A/Sa	1,636,150	38,532,648
DSV A/S	727,369	12,971,587
Novo Nordisk A/S Class B	1,535,100	131,272,112
Novozymes A/S Class B	178,450	22,791,605
TrygVesta A/S	12,900	783,083

Security	Shares	Value
Vestas Wind Systems A/Sa	721,325	$35,060,162
William Demant Holding A/Sa	48,375	3,543,832

		334,694,345

FINLAND – 1.07%
Elisa OYJ[a]	511,700	10,146,303
Fortum OYJ	1,556,600	36,198,702
Kesko OYJ Class B	241,875	9,377,815
Kone OYJ Class B	553,625	25,258,618
Metso OYJ	438,600	17,290,808
Neste Oil OYJ	486,975	7,175,415
Nokia OYJ	12,766,700	118,007,281
Nokian Renkaat OYJ	405,275	11,367,674
Orion OYJ Class B	254,775	4,919,067
Outokumpu OYJ	454,725	7,535,528
Pohjola Bank PLC	574,050	7,138,441
Rautaruukki OYJ	328,510	6,342,706
Sampo OYJ Class A	1,453,400	35,502,929
Sanoma OYJ	56,975	1,131,962
Stora Enso OYJ Class R	2,044,650	16,555,331
UPM-Kymmene OYJ	1,826,425	26,507,257
Wartsila OYJ Class B	291,325	15,321,957

		355,777,794

FRANCE – 10.00%
Accor SA	522,450	16,917,503
Aeroports de Paris	96,754	7,129,451
Air France-KLM[a]	548,250	8,185,421
Alcatel-Lucent[a]	8,131,300	24,333,172
ALSTOM	704,125	36,840,136
ArcelorMittal	2,957,325	90,117,063
Atos Origin SAa	190,275	8,167,984
AXA	5,882,400	108,401,491
BioMerieux SA	9,675	982,276
BNP Paribas	3,243,275	222,717,601
Bouygues SA	783,675	33,079,486
Bureau Veritas SA	156,950	9,479,436
Cap Gemini SA	532,125	25,317,580
Carrefour SA	2,065,075	95,037,663
Casino Guichard- Perrachon SA	168,775	14,694,585
Christian Dior SA	199,950	21,662,753
CNP Assurances SA	485,900	10,027,203
Compagnie de Saint-Gobain	1,321,176	56,223,916

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Compagnie Generale de Geophysique-Veritas[a]	521,375	$10,069,842
Compagnie Generale des Etablissements Michelin Class B	523,525	39,872,548
Credit Agricole SA	3,179,850	43,539,867
Danone SA	1,945,750	109,103,090
Dassault Systemes SA	245,100	15,929,093
Edenred SAa,c	522,450	9,188,746
Eiffage SAc	139,750	7,049,607
Electricite de France	841,725	35,771,070
Eramet[c]	18,275	5,058,152
Essilor International SA	729,925	45,645,422
Eurazeo	128,687	8,195,738
European Aeronautic Defence and Space Co.	1,431,900	33,914,414
Eutelsat Communications	281,650	10,400,733
Fonciere des Regions	74,175	6,776,060
France Telecom SA	6,329,600	132,516,480
GDF Suez	4,278,500	142,082,020
Gecina SA	66,650	6,824,965
Groupe Eurotunnel SA	1,664,559	12,252,519
Hermes International	189,200	32,450,377
Icade	71,346	6,781,601
Iliad SA	58,050	5,108,640
Imerys SA	50,525	2,937,066
Ipsen SA	65,575	2,180,202
JCDecaux SAa	101,050	2,594,781
Klepierre	312,825	9,978,823
Lafarge SA	694,638	37,827,929
Lagardere SCA	445,050	16,388,362
L’Air Liquide SA	932,025	104,874,096
Legrand SA	342,925	11,157,898
L’Oreal SA	825,600	86,606,642
LVMH Moet Hennessy Louis Vuitton SA	837,425	102,139,166
M6-Metropole Television	118,250	2,621,265
Natixis[a]	3,026,125	16,171,871
Neopost SAc	129,000	9,974,432
PagesJaunes Groupe SAc	528,153	5,844,532
Pernod Ricard SA	694,450	54,338,051
PPR SA	265,525	35,509,301
PSA Peugeot Citroen SAa	550,400	16,327,482

Security	Shares	Value
Publicis Groupe SA	505,250	$22,765,220
Renault SAa	666,500	29,726,805
Safran SA	637,475	17,199,705
Sanofi-Aventis	3,606,625	209,421,551
Schneider Electric SA	819,150	94,446,193
SCOR SE	625,650	13,722,155
SES SA FDR	1,082,525	26,732,494
Societe BIC	130,075	9,676,263
Societe Generale	2,150,000	123,903,120
Societe Television Francaise 1	370,875	5,897,162
Sodexo	345,075	21,734,158
STMicroelectronics NV	2,349,950	19,376,327
Suez Environnement SA	1,016,950	18,919,322
Technip SA	360,558	24,003,457
Thales SA	320,350	10,807,329
Total SA	7,225,075	364,370,560
Unibail-Rodamco SE	290,250	57,250,048
Vallourec SA	382,700	37,249,028
Veolia Environnement	1,226,575	32,558,881
Vinci SA	1,466,300	70,967,483
Vivendi SA	4,208,625	101,133,873

		3,337,178,737

GERMANY – 7.38%
Adidas AG	720,250	38,997,481
Allianz SE Registered	1,555,525	180,564,533
BASF SE	3,172,325	185,195,474
Bayer AG	2,834,775	162,923,086
Bayerische Motoren Werke AG	1,170,675	63,004,169
Beiersdorf AG	332,412	19,682,866
Celesio AG	319,275	7,451,771
Commerzbank AGa,c	2,434,875	22,014,757
Continental AGa	169,850	10,831,684
Daimler AG Registered	3,114,275	167,869,855
Deutsche Bank AG Registered	2,099,475	146,606,507
Deutsche Boerse AG	675,100	47,247,829
Deutsche Lufthansa AG Registered	867,525	14,099,389
Deutsche Post AG Registered	2,925,075	50,778,746
Deutsche Postbank AGa	313,900	10,006,980

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Deutsche Telekom AG Registered	9,741,650	$130,848,557
E.ON AG	6,196,300	184,820,795
Fraport AG	111,800	5,799,176
Fresenius Medical Care AG & Co. KGaA	710,575	38,978,161
Fresenius SE	19,350	1,348,691
GEA Group AG	504,175	11,406,012
Hannover Rueckversicherung AG Registered	208,550	9,982,219
HeidelbergCement AG	495,575	24,950,569
Henkel AG & Co. KGaA	404,200	16,756,150
Hochtief AG	161,250	10,450,255
Infineon Technologies AGa	3,788,300	25,560,422
K+S AG	513,850	27,273,140
Linde AG	553,625	64,877,575
MAN SE	376,250	34,915,415
Merck KGaA	223,600	19,896,205
METRO AG	420,325	23,324,997
Muenchener Rueckversicherungs- Gesellschaft AG Registered	675,100	93,493,006
Puma AG	23,650	6,909,416
QIAGEN NVa	760,025	14,114,739
RWE AG	1,457,700	102,911,772
Salzgitter AG	151,575	10,126,360
SAP AGc	2,976,675	135,885,547
Siemens AG Registered	2,827,250	275,477,096
Suedzucker AG	154,800	2,985,775
ThyssenKrupp AG	1,207,225	35,812,035
TUI AGa,c	504,175	5,308,574
United Internet AG Registered	413,875	5,122,365
Volkswagen AGc	102,125	9,675,283
Wacker Chemie AG	53,750	8,623,640

		2,464,909,074

GREECE – 0.32%
Alpha Bank AEa	1,633,508	12,407,022
Bank of Cyprus Public Co. Ltd.	1,394,275	7,483,821
Coca-Cola Hellenic Bottling Co. SA	314,975	7,427,325

Security	Shares	Value
EFG Eurobank Ergasias SAa	877,734	$6,746,720
Hellenic Telecommunications Organization SA SP ADR	5,018,263	20,524,694
National Bank of Greece SA SP ADR	11,217,831	32,531,710
OPAP SA	591,256	8,742,772
Piraeus Bank SAa	898,449	5,934,432
Public Power Corp. SA	317,732	5,054,223

		106,852,719

HONG KONG – 2.49%
ASM Pacific Technology Ltd.	537,500	4,914,428
Bank of East Asia Ltd.	5,375,040	21,111,433
BOC Hong Kong (Holdings) Ltd.	11,287,500	28,984,051
Cathay Pacific Airways Ltd.	2,150,000	4,789,837
Cheung Kong (Holdings) Ltd.	5,375,000	64,960,433
CLP Holdings Ltd.	6,450,000	47,635,344
Esprit Holdings Ltd.	3,536,518	22,201,722
Foxconn International Holdings Ltd.[a,c]	7,555,000	5,312,064
Hang Lung Group Ltd.[c]	2,150,000	12,625,235
Hang Lung Properties Ltd.	8,600,000	35,882,247
Hang Seng Bank Ltd.	2,365,000	32,770,237
Henderson Land Development Co. Ltd.[c]	4,300,000	26,773,251
Hong Kong and China Gas Co. Ltd. (The)	17,744,475	44,330,339
Hong Kong Exchanges and Clearing Ltd.	3,762,500	61,873,342
Hongkong Electric Holdings Ltd.	5,395,000	32,687,917
Hutchison Whampoa Ltd.	7,553,000	49,896,837
Hysan Development Co. Ltd.	1,075,000	3,343,195
Kerry Properties Ltd.	2,152,000	10,849,512
Li & Fung Ltd.	8,834,200	40,499,848
Lifestyle International Holdings Ltd.	537,500	1,117,167
Link REIT (The)	7,525,000	19,574,652
Mongolia Energy Corp. Ltd.[a]	11,160,000	4,210,833
MTR Corp. Ltd.	6,450,000	22,675,587
New World Development Co. Ltd.	8,600,599	15,372,848

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
NWS Holdings Ltd.	3,243,000	$6,063,868
Orient Overseas International Ltd.	1,079,000	8,434,247
PCCW Ltd.	1,075,000	330,859
Sands China Ltd.[a]	6,020,000	9,302,805
Shangri-La Asia Ltd.	4,324,000	8,764,489
Sino Land Co. Ltd.	4,300,000	8,139,954
Sun Hung Kai Properties Ltd.	5,375,000	78,976,936
Swire Pacific Ltd. Class A	3,225,000	39,204,677
Wharf (Holdings) Ltd. (The)	5,961,375	32,626,579
Wheelock and Co. Ltd.	2,150,000	6,700,234
Wing Hang Bank Ltd.	537,500	5,803,870
Wynn Macau Ltd.[a,c]	3,870,000	6,588,379
Yue Yuen Industrial (Holdings) Ltd.[c]	2,150,000	6,977,104

		832,306,360

IRELAND – 0.27%
Anglo Irish Bank Corp. Ltd.[b]	3,570,811	465
Bank of Ireland[a]	11,731,475	13,037,052
CRH PLC	2,423,050	50,602,695
Elan Corp. PLC[a]	1,773,750	8,319,029
Kerry Group PLC Class A	524,600	16,676,153
Ryanair Holdings PLC[a]	177,504	888,933

		89,524,327

ISRAEL – 0.78%
Bank Hapoalim Ltd.[a]	3,371,200	13,697,033
Bank Leumi le-Israel[a]	4,042,000	17,224,341
Bezeq The Israel Telecommunication Corp. Ltd.	5,992,050	13,363,040
Cellcom Israel Ltd.	170,925	4,733,725
Delek Group Ltd. (The)	12,900	3,003,119
Discount Investment Corp. Ltd.	88,150	1,685,821
Elbit Systems Ltd.	79,550	4,404,130
Israel Chemicals Ltd.	1,535,100	19,044,092
Israel Corp. Ltd. (The)[a]	7,525	5,652,956
Israel Discount Bank Ltd. Class Aa,c	1,868,350	3,419,913
Makhteshim-Agan Industries Ltd.	827,750	2,890,173
Mizrahi Tefahot Bank Ltd.[a]	423,550	3,506,709

Security	Shares	Value
NICE Systems Ltd.[a]	213,925	$6,167,921
Ormat Industries Ltd.	205,325	1,575,036
Partner Communications Co. Ltd.	293,475	4,862,657
Teva Pharmaceutical Industries Ltd.	3,208,875	155,839,029

		261,069,695

ITALY – 2.90%
A2A SpA	4,674,100	7,008,920
Assicurazioni Generali SpA	3,966,750	79,895,454
Atlantia SpA	881,002	17,250,974
Autogrill SpA[a]	473,000	5,854,132
Banca Carige SpA	1,988,639	4,471,719
Banca Monte dei Paschi di Siena SpA[c]	7,513,175	9,876,258
Banca Popolare di Milano Scrl	1,402,875	7,429,461
Banco Popolare SpA	2,175,800	13,875,525
Enel SpA	22,575,000	110,804,850
Eni SpA	8,851,550	180,933,932
Fiat SpA	2,649,190	33,926,915
Finmeccanica SpA	1,393,786	15,307,400
Intesa Sanpaolo SpA	26,105,300	86,385,362
Luxottica Group SpA	461,080	11,989,873
Mediaset SpA	2,808,975	18,050,645
Mediobanca SpA[a]	1,623,250	14,591,914
Mediolanum SpA	964,275	4,252,432
Parmalat SpA	6,382,275	15,448,950
Pirelli & C. SpA	987,237	6,900,315
Prysmian SpA	465,475	7,871,342
Saipem SpA	893,325	32,121,537
Snam Rete Gas SpA	5,235,250	24,570,792
Telecom Italia SpA	31,810,325	40,510,035
Tenaris SA	1,670,550	33,364,098
Terna SpA	4,323,534	17,968,313
UniCredit SpA	52,555,675	147,209,497
Unione di Banche Italiane ScpA	2,046,611	21,957,185

		969,827,830

JAPAN – 22.03%
77 Bank Ltd. (The)	2,158,000	11,429,980
Acom Co. Ltd.[c]	129,000	2,249,238

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Advantest Corp.	538,700	$11,605,734
AEON Co. Ltd.	2,042,500	21,801,437
AEON Credit Service Co. Ltd.	430,090	4,302,885
AEON Mall Co. Ltd.	322,500	7,048,408
Aisin Seiki Co. Ltd.	645,000	17,974,556
Ajinomoto Co. Inc.	2,158,000	20,394,669
All Nippon Airways Co. Ltd.[a,c]	2,154,000	7,282,737
Amada Co. Ltd.	2,158,000	14,069,582
Aozora Bank Ltd.	3,225,000	4,279,656
Asahi Breweries Ltd.	1,290,000	22,790,099
Asahi Glass Co. Ltd.	3,640,000	36,962,843
Asahi Kasei Corp.	4,316,000	22,511,332
Astellas Pharma Inc.	1,505,090	50,904,902
Bank of Kyoto Ltd. (The)	2,150,000	17,887,722
Bank of Yokohama Ltd. (The)	4,337,000	19,968,417
Benesse Holdings Inc.	323,700	14,287,474
Bridgestone Corp.	2,150,000	38,380,452
Brother Industries Ltd.	537,500	5,743,423
Canon Inc.	3,762,500	163,464,257
Casio Computer Co. Ltd.	752,500	5,409,733
Central Japan Railway Co.	5,395	43,827,371
Chiba Bank Ltd. (The)	3,225,000	19,649,204
Chubu Electric Power Co. Inc.	2,150,000	53,142,165
Chugai Pharmaceutical Co. Ltd.	752,500	13,129,241
Chugoku Electric Power Co. Inc. (The)[c]	860,000	17,793,446
Chuo Mitsui Trust Holdings Inc.	3,245,000	11,495,673
Citizen Holdings Co. Ltd.	860,000	5,160,397
Coca-Cola West Co. Ltd.	381,300	6,894,728
Cosmo Oil Co. Ltd.	1,075,000	2,555,389
Credit Saison Co. Ltd.	537,500	6,810,235
Dai Nippon Printing Co. Ltd.	2,158,000	26,022,502
Daicel Chemical Industries Ltd.	1,079,000	7,619,986
Daido Steel Co. Ltd.	1,442,000	6,872,213
Dai-ichi Life Insurance Co. Ltd. (The)	25,800	36,499,885
Daiichi Sankyo Co. Ltd.	2,257,595	41,916,344
Daikin Industries Ltd.	752,500	27,830,169

Security	Shares	Value
Dainippon Sumitomo Pharma Co. Ltd.	107,500	$801,350
Daito Trust Construction Co. Ltd.	322,500	17,490,769
Daiwa House Industry Co. Ltd.	2,150,000	21,137,780
Daiwa Securities Group Inc.	5,395,000	23,283,291
Dena Co. Ltd.	215,000	5,949,342
Denki Kagaku Kogyo K.K.	1,075,000	5,408,493
Denso Corp.	1,612,500	46,090,036
Dentsu Inc.	757,000	18,807,073
Dowa Holdings Co. Ltd.	1,083,150	5,686,975
East Japan Railway Co.	1,182,500	76,004,212
Eisai Co. Ltd.	860,000	29,255,481
Electric Power Development Co. Ltd.	539,500	16,671,833
Elpida Memory Inc.[a,c]	537,500	8,063,120
FamilyMart Co. Ltd.	323,700	11,542,038
Fanuc Ltd.	671,800	79,149,296
Fast Retailing Co. Ltd.	215,000	32,078,814
Fuji Electric Holdings Co. Ltd.	2,150,000	5,954,304
Fuji Heavy Industries Ltd.[a]	2,150,000	11,834,180
Fuji Media Holdings Inc.	2,176	3,143,725
FUJIFILM Holdings Corp.	1,612,500	50,239,441
Fujitsu Ltd.	6,450,000	45,773,713
Fukuoka Financial Group Inc.	3,230,000	13,417,955
Furukawa Electric Co. Ltd.	2,158,000	9,562,335
GS Yuasa Corp.[c]	1,075,000	6,921,879
Gunma Bank Ltd. (The)	2,158,000	11,554,489
Hankyu Hanshin Holdings Inc.	4,312,000	19,455,250
Hino Motors Ltd.	1,079,000	4,731,364
Hirose Electric Co. Ltd.	108,400	10,957,581
Hiroshima Bank Ltd. (The)	3,225,000	12,652,896
Hisamitsu Pharmaceutical Co. Inc.	107,500	4,168,013
Hitachi Chemical Co. Ltd.	215,000	4,272,213
Hitachi Construction Machinery Co. Ltd.	322,900	6,550,406
Hitachi Ltd.[a]	15,050,000	61,130,856
Hokkaido Electric Power Co. Inc.	215,000	4,594,738

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Hokuhoku Financial Group Inc.	5,375,000	$9,489,672
Hokuriku Electric Power Co.	322,500	7,119,115
Honda Motor Co. Ltd.	5,697,500	178,104,402
Hoya Corp.	1,505,000	35,705,977
IBIDEN Co. Ltd.	539,500	16,067,961
Idemitsu Kosan Co. Ltd.	108,100	8,020,805
IHI Corp.	4,300,000	7,542,119
INPEX Corp.[c]	3,225	15,704,477
Isetan Mitsukoshi Holdings Ltd.	1,182,500	11,134,549
Isuzu Motors Ltd.	4,300,000	12,603,277
ITO EN Ltd.	233,600	3,663,310
ITOCHU Corp.	5,052,500	39,295,926
Itochu Techno- Solutions Corp.	215,800	7,844,103
J. Front Retailing Co. Ltd.	2,150,600	9,728,077
Japan Prime Realty Investment Corp.	1,075	2,418,936
Japan Real Estate Investment Corp.	1,167	10,301,812
Japan Retail Fund Investment Corp.	3,225	4,141,963
Japan Steel Works Ltd. (The)	1,077,000	10,364,851
Japan Tobacco Inc.	15,050	48,279,483
JFE Holdings Inc.	1,505,075	46,458,292
JGC Corp.	1,079,000	17,792,419
Joyo Bank Ltd. (The)	3,237,000	13,036,153
JS Group Corp.	968,480	19,479,121
JSR Corp.	568,800	9,937,262
JTEKT Corp.	430,000	4,163,051
Jupiter Telecommunications Co. Ltd.	5,375	5,507,731
JX Holdings Inc.	7,632,500	41,218,670
Kajima Corp.	3,225,000	7,666,167
Kamigumi Co. Ltd.	1,079,000	8,441,750
Kaneka Corp.	1,075,000	6,648,973
Kansai Electric Power Co. Inc. (The)	2,580,000	62,341,565
Kao Corp.	1,827,500	43,104,200
Kawasaki Heavy Industries Ltd.	5,395,000	13,447,034
Kawasaki Kisen Kaisha Ltd.[a]	2,150,000	9,154,743

Security	Shares	Value
KDDI Corp.	9,675	$46,945,967
Keihin Electric Express Railway Co. Ltd.	2,158,000	20,070,944
Keio Corp.	2,158,000	14,492,915
Keyence Corp.	126,749	29,105,759
Kikkoman Corp.	1,079,000	11,405,077
Kinden Corp.	1,079,000	9,711,747
Kintetsu Corp.	6,474,000	20,842,903
Kirin Holdings Co. Ltd.	3,237,000	43,105,215
Kobe Steel Ltd.	8,640,000	18,045,696
Komatsu Ltd.	3,237,000	67,832,818
Konami Corp.	431,600	6,633,870
Konica Minolta Holdings Inc.	1,612,500	16,932,553
Kubota Corp.	4,316,000	34,115,624
Kuraray Co. Ltd.	1,618,500	20,245,257
Kurita Water Industries Ltd.	431,800	11,973,406
Kyocera Corp.	647,400	57,598,131
Kyowa Hakko Kirin Co. Ltd.	1,075,000	10,978,248
Kyushu Electric Power Co. Inc.	1,510,600	34,078,272
Lawson Inc.	323,700	14,810,414
Makita Corp.	432,400	12,454,078
Marubeni Corp.	6,450,000	34,534,964
Marui Group Co. Ltd.	752,500	5,262,116
Matsui Securities Co. Ltd.	430,000	2,535,541
Mazda Motor Corp.	5,375,000	12,963,016
Medipal Holdings Corp.	107,500	1,245,442
Meiji Holdings Co. Ltd.	252,452	10,822,284
Minebea Co. Ltd.	1,083,000	5,961,124
Mitsubishi Chemical Holdings Corp.	3,762,500	19,363,893
Mitsubishi Corp.	4,515,000	97,375,202
Mitsubishi Electric Corp.	6,859,000	59,598,743
Mitsubishi Estate Co. Ltd.	4,305,000	60,506,462
Mitsubishi Gas Chemical Co. Inc.	2,150,000	12,032,656
Mitsubishi Heavy Industries Ltd.	9,675,000	36,172,398
Mitsubishi Materials Corp.[a]	4,300,000	11,412,416
Mitsubishi Motors Corp.[a,c]	12,936,000	16,867,851
Mitsubishi Tanabe Pharma Corp.	1,075,000	15,667,263

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Mitsubishi UFJ Financial Group Inc.	43,107,580	$213,398,936
Mitsubishi UFJ Lease & Finance Co. Ltd.	215,000	7,542,119
Mitsui & Co. Ltd.	5,805,000	74,220,401
Mitsui Chemicals Inc.	2,158,000	6,374,890
Mitsui Engineering & Shipbuilding Co. Ltd.	3,237,000	6,723,518
Mitsui Fudosan Co. Ltd.	3,225,000	47,634,433
Mitsui Mining & Smelting Co. Ltd.	3,237,000	8,815,279
Mitsui O.S.K. Lines Ltd.	4,333,000	29,250,000
Mitsumi Electric Co. Ltd.	322,500	5,373,760
Mizuho Financial Group Inc.	65,575,000	106,693,688
Mizuho Securities Co. Ltd.	1,075,000	2,431,341
Mizuho Trust & Banking Co. Ltd.[a]	5,953,000	5,014,643
MS&AD Insurance Group Holdings Inc.	1,827,588	40,512,307
Murata Manufacturing Co. Ltd.	755,700	37,235,622
Namco Bandai Holdings Inc.	860,000	7,671,129
NEC Corp.	8,656,000	23,273,113
NGK Insulators Ltd.	368,000	6,208,354
NGK Spark Plug Co. Ltd.	254,000	3,273,921
Nidec Corp.	431,600	40,390,907
Nikon Corp.	1,079,000	18,701,338
Nintendo Co. Ltd.	322,500	89,909,993
Nippon Building Fund Inc.	2,162	18,361,782
Nippon Electric Glass Co. Ltd.	1,210,500	15,379,189
Nippon Express Co. Ltd.	3,237,000	13,148,212
Nippon Meat Packers Inc.	1,079,000	14,156,739
Nippon Paper Group Inc.	323,400	8,594,394
Nippon Sheet Glass Co. Ltd.	2,150,000	5,284,445
Nippon Steel Corp.	17,289,000	58,853,623
Nippon Telegraph and Telephone Corp.	1,720,000	71,253,173
Nippon Yusen K.K.	4,300,000	18,160,628
Nishi-Nippon City Bank Ltd. (The)	3,226,000	9,380,937
Nissan Motor Co. Ltd.[a]	8,492,500	65,070,621
Nissha Printing Co. Ltd.[c]	107,500	2,906,445

Security	Shares	Value
Nisshin Seifun Group Inc.	1,136,200	$13,858,336
Nisshin Steel Co. Ltd.	3,225,000	5,396,088
Nissin Foods Holdings Co. Ltd.	323,700	11,299,245
Nitori Co. Ltd.	107,500	9,241,576
Nitto Denko Corp.	647,400	22,366,900
NKSJ Holdings Inc.	5,175,600	30,160,143
NOK Corp.	432,000	7,053,773
Nomura Holdings Inc.	11,932,500	66,230,470
Nomura Real Estate Holdings Inc.	215,000	2,639,742
Nomura Research Institute Ltd.	215,000	4,252,366
NSK Ltd.	2,158,000	15,314,679
NTN Corp.	2,158,000	9,338,218
NTT Data Corp.	4,316	15,638,403
NTT DoCoMo Inc.	51,600	81,871,683
NTT Urban Development Corp.	1,075	869,577
Obayashi Corp.	2,150,000	9,154,743
Odakyu Electric Railway Co. Ltd.	2,150,000	19,574,775
Oji Paper Co. Ltd.	3,237,000	15,613,501
Olympus Corp.	752,500	20,110,663
Omron Corp.	892,100	21,453,224
Ono Pharmaceutical Co. Ltd.	107,500	4,434,716
Oracle Corp. Japan	107,500	5,687,601
Oriental Land Co. Ltd.	215,800	17,979,183
ORIX Corp.	354,750	27,836,372
Osaka Gas Co. Ltd.	7,553,000	27,802,989
Panasonic Corp.	6,557,568	86,415,216
Panasonic Electric Works Co. Ltd.	1,075,000	13,632,876
Rakuten Inc.	23,650	18,066,351
Resona Holdings Inc.	1,935,000	21,189,880
Ricoh Co. Ltd.	2,372,000	32,763,490
Rohm Co. Ltd.	431,600	27,143,088
Sankyo Co. Ltd.	215,000	10,494,461
Santen Pharmaceutical Co. Ltd.	107,500	3,587,468
SANYO Electric Co. Ltd.[a,c]	5,375,000	8,435,264
Sapporo Hokuyo Holdings Inc.	1,841,500	8,712,382

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Sapporo Holdings Ltd.	1,083,000	$5,198,800
SBI Holdings Inc.	58,050	7,696,683
Secom Co. Ltd.	752,500	34,429,524
Sega Sammy Holdings Inc.	645,038	9,453,015
Seiko Epson Corp.	430,000	5,626,817
Sekisui Chemical Co. Ltd.	2,158,000	14,592,522
Sekisui House Ltd.	2,158,000	19,099,769
Senshu Ikeda Holdings Inc.[c]	1,075,000	1,575,410
Seven & I Holdings Co. Ltd.	2,580,080	61,599,187
Sharp Corp.	3,792,000	41,438,080
Shikoku Electric Power Co. Inc.	215,000	6,323,967
Shimamura Co. Ltd.	107,500	9,712,959
Shimano Inc.	323,700	16,397,912
Shimizu Corp.	2,150,000	8,112,739
Shin-Etsu Chemical Co. Ltd.	1,397,500	69,423,465
Shinko Electric Industries Co. Ltd.	107,500	1,417,869
Shinsei Bank Ltd.[c]	3,225,000	2,977,152
Shionogi & Co. Ltd.	967,500	19,671,533
Shiseido Co. Ltd.	1,182,500	26,389,972
Shizuoka Bank Ltd. (The)	2,763,000	22,955,920
Showa Denko K.K.	4,316,000	8,516,455
Showa Shell Sekiyu K.K.	537,500	3,944,727
SMC Corp.	215,800	28,487,791
SoftBank Corp.	2,687,500	80,166,022
Sojitz Corp.	4,085,000	6,457,939
Sony Corp.	3,332,500	104,020,454
Sony Financial Holdings Inc.	3,228	11,677,567
Stanley Electric Co. Ltd.	568,800	9,825,682
Sumco Corp.[a]	430,000	8,137,549
Sumitomo Chemical Co. Ltd.	6,474,000	28,014,655
Sumitomo Corp.	3,762,500	39,856,624
Sumitomo Electric Industries Ltd.	2,365,000	27,563,467
Sumitomo Heavy Industries Ltd.	2,158,000	12,600,369
Sumitomo Metal Industries Ltd.	10,750,000	25,926,033
Sumitomo Metal Mining Co. Ltd.	2,150,000	28,531,041
Sumitomo Mitsui Financial Group Inc.	4,515,000	139,420,032

Security	Shares	Value
Sumitomo Realty & Development Co. Ltd.	1,472,000	$26,430,094
Sumitomo Rubber Industries Inc.	537,500	5,315,457
Sumitomo Trust and Banking Co. Ltd. (The)	5,385,000	29,889,049
Suruga Bank Ltd.	1,079,000	9,699,296
Suzuken Co. Ltd.	323,740	11,300,641
Suzuki Motor Corp.	1,075,000	22,452,689
T&D Holdings Inc.	860,000	18,785,830
Taiheiyo Cement Corp.[a]	2,150,000	2,902,723
Taisei Corp.	2,150,000	4,292,061
Taisho Pharmaceutical Co. Ltd.	1,075,000	20,840,065
Taiyo Nippon Sanso Corp.	1,079,000	9,425,375
Takashimaya Co. Ltd.	1,175,000	9,084,353
Takeda Pharmaceutical Co. Ltd.	2,472,500	113,125,577
TDK Corp.	447,600	26,909,716
Teijin Ltd.	3,237,000	10,272,040
Terumo Corp.	647,400	33,879,056
THK Co. Ltd.	322,500	6,352,498
Tobu Railway Co. Ltd.	3,237,000	18,527,025
Toho Co. Ltd.	645,000	10,613,547
Toho Gas Co. Ltd.	1,075,000	5,420,898
Tohoku Electric Power Co. Inc.	1,720,900	37,075,009
Tokio Marine Holdings Inc.	2,472,500	67,504,442
Tokuyama Corp.	1,079,000	5,403,716
Tokyo Electric Power Co. Inc. (The)	4,085,000	111,859,047
Tokyo Electron Ltd.	537,500	28,779,137
Tokyo Gas Co. Ltd.	8,600,000	39,000,692
Tokyo Steel Manufacturing Co. Ltd.	539,500	6,437,145
Tokyo Tatemono Co. Ltd.	1,075,000	3,498,154
Tokyu Corp.	4,316,000	18,527,025
Tokyu Land Corp.	2,158,000	7,819,201
TonenGeneral Sekiyu K.K.	1,075,000	9,675,744
Toppan Printing Co. Ltd.	2,158,000	17,755,066
Toray Industries Inc.	5,395,000	28,823,967
Toshiba Corp.[a]	13,975,000	72,890,607
Tosoh Corp.	2,158,000	5,752,343

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
TOTO Ltd.	1,083,000	$7,360,801
Toyo Seikan Kaisha Ltd.	645,000	10,323,275
Toyoda Gosei Co. Ltd.	323,700	8,068,221
Toyota Boshoku Corp.	107,500	1,694,496
Toyota Industries Corp.	752,500	20,232,229
Toyota Motor Corp.	9,460,000	332,944,842
Toyota Tsusho Corp.	755,300	11,452,391
Trend Micro Inc.	430,000	12,652,896
Tsumura & Co.	215,000	6,448,015
Ube Industries Ltd.	4,316,000	10,757,627
Unicharm Corp.	215,800	25,599,169
UNY Co. Ltd.	107,500	828,641
Ushio Inc.	322,500	5,463,074
USS Co. Ltd.	118,250	8,869,432
West Japan Railway Co.	6,478	23,920,609
Yahoo! Japan Corp.	48,375	18,560,683
Yakult Honsha Co. Ltd.	322,500	9,299,879
Yamada Denki Co. Ltd.	268,750	18,111,009
Yamaguchi Financial Group Inc.	1,085,000	10,141,357
Yamaha Corp.	676,100	7,481,882
Yamaha Motor Co. Ltd.[a]	860,000	11,124,625
Yamato Holdings Co. Ltd.	1,397,500	17,287,330
Yaskawa Electric Corp.	1,079,000	8,105,573
Yokogawa Electric Corp.	752,500	4,445,880

		7,353,484,181

NETHERLANDS – 2.66%
AEGON NVa	5,411,550	32,543,573
Akzo Nobel NV	817,000	48,115,641
ASML Holding NV	1,553,375	49,520,843
Corio NV	162,325	9,520,695
Delta Lloyd NV	63,425	1,221,273
Fugro NV CVA	232,998	12,298,320
Heineken Holding NV	182,750	7,166,410
Heineken NV	857,571	38,801,867
ING Groep NV CVA[a]	13,115,000	126,096,318
Koninklijke Ahold NV	4,174,225	53,566,076
Koninklijke DSM NV	564,375	26,774,775
Koninklijke KPN NV	5,622,250	78,227,447
Koninklijke Philips Electronics NV	3,383,025	105,381,053
Randstad Holding NVa	359,050	16,124,044

Security	Shares	Value
Reed Elsevier NV	2,291,900	$29,649,861
Royal Boskalis Westminster NV CVA	211,398	8,726,344
Royal Vopak NV	169,850	6,900,635
SBM Offshore NV	566,482	8,933,644
TNT NV	1,298,600	38,742,588
Unilever NV CVA	5,633,000	165,670,529
Wolters Kluwer NV	1,150,536	23,203,255

		887,185,191

NEW ZEALAND – 0.07%
Auckland International Airport Ltd.	2,842,300	4,076,464
Contact Energy Ltd.[a]	375,175	1,549,021
Fletcher Building Ltd.	813,775	4,479,880
Sky City Entertainment Group Ltd.	1,659,800	3,642,897
Telecom Corp. of New Zealand Ltd.	7,090,700	10,220,936

		23,969,198

NORWAY – 0.79%
Aker Solutions ASA	494,500	6,411,979
DnB NOR ASA	3,216,743	39,962,337
Norsk Hydro ASA	3,099,782	16,689,917
Orkla ASA	2,856,275	23,703,137
Renewable Energy Corp. ASA[a]	1,810,300	4,983,817
Seadrill Ltd.[c]	1,029,850	23,909,382
Statoil ASA	3,880,750	78,467,407
Telenor ASA	2,921,850	45,102,899
Yara International ASA	675,100	25,455,337

		264,686,212

PORTUGAL – 0.28%
Banco Comercial Portugues SA Registered[c]	10,337,200	8,942,290
Banco Espirito Santo SA Registered	1,946,825	9,318,453
BRISA – Auto-estradas de Portugal SA	939,550	6,132,469
CIMPOR – Cimentos de Portugal SGPS SA	109,650	666,833
EDP Renovaveis SAa	998,675	5,962,821
Energias de Portugal SA	6,877,850	22,607,248

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Galp Energia SGPS SA Class B	646,075	$10,563,417
Jeronimo Martins SGPS SA	421,400	4,603,364
Portugal Telecom SGPS SA Registered	2,133,875	23,479,984

		92,276,879

SINGAPORE – 1.66%
Ascendas Real Estate Investment Trust	3,225,000	5,028,870
CapitaLand Ltd.	7,525,000	21,918,282
CapitaMall Trust Management Ltd.	5,375,000	7,551,212
CapitaMalls Asia Ltd.	4,300,000	6,736,788
City Developments Ltd.	2,150,000	19,135,008
ComfortDelGro Corp. Ltd.	9,675,000	11,386,120
COSCO Corp. (Singapore) Ltd.[c]	3,225,000	3,890,258
DBS Group Holdings Ltd.	6,500,000	68,846,310
Fraser and Neave Ltd.	4,300,150	17,364,439
Genting Singapore PLC[a,c]	17,200,000	16,067,081
Golden Agri-Resources Ltd.	21,500,194	9,093,164
Keppel Corp. Ltd.	4,316,000	29,650,575
Keppel Land Ltd.	1,075,000	3,194,439
Neptune Orient Lines Ltd.[c]	2,150,000	3,241,881
Noble Group Ltd.[c]	9,971,727	12,102,056
Olam International Ltd.[c]	4,348,000	8,986,709
Oversea-Chinese Banking Corp. Ltd.	9,675,200	64,261,746
SembCorp Industries Ltd.	1,075,000	3,336,766
SembCorp Marine Ltd.[c]	1,075,000	3,162,811
Singapore Airlines Ltd.	2,150,200	24,703,854
Singapore Exchange Ltd.[c]	3,231,000	18,204,156
Singapore Press Holdings Ltd.	7,003,750	21,275,781
Singapore Technologies Engineering Ltd.	7,525,000	17,933,140
Singapore Telecommunications Ltd.	25,800,285	59,208,480
United Overseas Bank Ltd.	4,300,000	62,813,431
UOL Group Ltd.	3,486,000	10,128,131

Security	Shares	Value
Wilmar International Ltd.[c]	4,300,000	$19,799,198
Yangzijiang Shipbuilding (Holdings) Ltd.[c]	4,300,000	4,586,076

		553,606,762

SPAIN – 3.83%
Abertis Infraestructuras SA	1,006,200	17,002,079
Acciona SA	97,825	8,620,475
Acerinox SAc	394,525	6,776,921
Actividades de Construcciones y Servicios SAc	502,025	21,772,931
Banco Bilbao Vizcaya Argentaria SA	12,108,800	163,038,187
Banco de Sabadell SAc	3,249,725	18,476,049
Banco de Valencia SAc	753,299	4,524,244
Banco Popular Espanol SAc	2,986,487	19,843,056
Banco Santander SAc	27,444,220	356,434,914
Banco Santander SA London	652,855	8,506,669
Bankinter SAc	976,100	7,319,693
Criteria CaixaCorp SA	3,165,875	15,462,758
Enagas SA	700,900	12,929,956
Ferrovial SA	1,591,000	13,953,786
Fomento de Construcciones y Contratas SAc	46,225	1,200,825
Gamesa Corporacion Tecnologica SA	708,425	6,181,826
Gas Natural SDG SA	873,975	14,608,426
Gestevision Telecinco SA	219,300	2,512,481
Grifols SAc	481,600	5,366,396
Iberdrola Renovables SA	3,360,450	11,759,293
Iberdrola SA	13,169,825	92,908,664
Iberia Lineas Aereas de Espana SAa	1,823,200	6,199,442
Indra Sistemas SA	101,050	1,650,865
Industria de Diseno Textil SA	754,650	49,895,269
Mapfre SA	2,725,668	8,991,133
Red Electrica Corporacion SA	413,875	18,116,997
Repsol YPF SA	2,520,875	59,460,368
Telefonica SA	13,992,200	317,549,845
Zardoya Otis SAc	452,808	7,061,322
Zardoya Otis SA Temporary[a,b]	22,935	357,660

		1,278,482,530

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
SWEDEN – 2.98%
Alfa Laval AB	1,228,725	$19,017,854
Assa Abloy AB Class B	1,122,300	24,790,804
Atlas Copco AB Class A	2,339,200	38,211,490
Atlas Copco AB Class B	1,403,950	20,933,754
Boliden AB	637,475	7,569,726
Electrolux AB Class B	858,925	19,127,484
Getinge AB Class B	668,650	14,779,248
Hennes & Mauritz AB Class B	3,452,900	108,605,340
Holmen AB Class B	250,475	6,565,236
Husqvarna AB Class B	1,503,925	10,608,967
Investor AB Class B	1,439,425	27,097,167
Kinnevik Investment AB Class B	757,875	14,214,579
Millicom International Cellular SA SDR	271,736	25,107,320
Modern Times Group MTG AB Class B	137,600	8,614,096
Nordea Bank AB	11,017,675	110,028,166
Ratos AB Class B	354,750	10,117,839
Sandvik AB	3,500,200	45,145,911
Scania AB Class B	1,076,075	19,810,586
Securitas AB Class B	1,242,700	12,607,911
Skandinaviska Enskilda Banken AB Class A	4,821,375	33,137,262
Skanska AB Class B	1,374,925	23,220,491
SKF AB Class B	1,384,600	26,409,812
SSAB AB Class A	660,050	9,540,472
SSAB AB Class B	53,750	690,299
Svenska Cellulosa AB Class B	1,997,350	28,787,146
Svenska Handelsbanken AB Class A	1,678,075	48,092,554
Swedbank AB Class Aa	2,204,825	25,174,910
Swedish Match AB	895,475	21,118,087
Tele2 AB Class B	1,118,000	19,793,769
Telefonaktiebolaget LM Ericsson Class B	10,355,475	114,157,662
TeliaSonera AB	7,734,625	55,898,773
Volvo AB Class B	3,757,125	46,744,825

		995,719,540

Security	Shares	Value
SWITZERLAND – 7.63%
ABB Ltd. Registered[a]	7,609,925	$152,889,485
Actelion Ltd. Registered[a]	364,425	14,674,528
Adecco SA Registered	430,164	21,831,980
Aryzta AG	310,675	12,649,706
Baloise Holding AG Registered	192,425	15,348,020
Compagnie Financiere Richemont SA Class A Bearer Units	1,835,025	71,296,312
Credit Suisse Group AG Registered	3,861,400	175,087,040
GAM Holding Ltd.	740,492	8,528,486
Geberit AG Registered	149,425	24,322,177
Givaudan SA Registered	27,733	25,446,767
Holcim Ltd. Registered	858,751	57,126,948
Julius Baer Group Ltd.	737,450	25,691,806
Kuehne & Nagel International AG Registered	193,141	20,620,167
Logitech International SA Registered[a,c]	712,725	11,151,549
Lonza Group AG Registered	167,700	12,967,197
Nestle SA Registered	11,905,625	586,035,543
Nobel Biocare Holding AG Registered	464,400	7,785,497
Novartis AG Registered	7,234,750	349,549,928
Pargesa Holding SA Bearer	10,750	735,675
Roche Holding AG Genusschein	2,409,075	311,999,677
Schindler Holding AG Participation Certificates	145,125	12,955,484
Schindler Holding AG Registered	1,075	94,014
SGS SA Registered	18,275	25,554,433
Sika AG Bearer	4,300	8,059,546
Sonova Holding AG Registered	176,150	21,281,109
Straumann Holding AG Registered	18,275	3,987,749
Swatch Group AG (The) Bearer	110,725	34,140,870
Swatch Group AG (The) Registered	205,325	11,490,350

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Swiss Life Holding AG Registered[a]	113,327	$11,860,747
Swiss Reinsurance Co. Registered	1,208,302	55,411,546
Swisscom AG Registered	83,768	31,225,348
Syngenta AG Registered	329,724	72,484,129
Synthes Inc.	220,375	25,233,859
UBS AG Registered[a]	12,430,225	211,477,185
Zurich Financial Services AG Registered	507,400	117,944,736

		2,548,939,593

UNITED KINGDOM – 21.43%
3i Group PLC	3,348,625	14,899,004
Admiral Group PLC	672,950	15,260,573
Aggreko PLC	786,900	18,879,818
AMEC PLC	1,127,675	15,417,632
Anglo American PLC[a]	4,497,800	177,825,896
Antofagasta PLC	1,408,250	21,789,948
ARM Holdings PLC	3,976,425	20,438,587
Associated British Foods PLC	1,266,350	20,367,780
AstraZeneca PLC	4,975,100	252,288,903
Autonomy Corp. PLC[a]	757,875	19,524,637
Aviva PLC	9,457,850	52,937,870
Babcock International Group PLC	1,230,875	10,679,310
BAE Systems PLC	11,956,150	58,495,421
Balfour Beatty PLC	2,220,622	8,662,991
Barclays PLC	39,083,775	203,703,885
BG Group PLC	11,543,350	184,667,183
BHP Billiton PLC	7,540,050	230,442,337
BP PLC	64,073,225	407,350,843
British Airways PLC[a,c]	2,248,900	7,734,317
British American Tobacco PLC	6,845,600	235,216,418
British Land Co. PLC	2,963,775	21,434,761
British Sky Broadcasting Group PLC	4,025,875	44,828,001
BT Group PLC	26,432,100	58,864,133
Bunzl PLC	1,219,050	13,173,164
Burberry Group PLC	1,522,200	20,060,665
Cable & Wireless Worldwide PLC	8,746,688	9,143,540

Security	Shares	Value
Cairn Energy PLC[a]	4,902,000	$35,836,340
Capita Group PLC	2,095,175	23,592,213
Capital Shopping Centres Group PLC	1,518,975	8,147,619
Carnival PLC	588,025	21,180,837
Centrica PLC	17,837,475	84,895,284
Cobham PLC	4,236,575	15,757,888
Compass Group PLC	6,465,050	53,662,048
Diageo PLC	8,621,500	149,468,592
Eurasian Natural Resources Corp.	891,175	12,651,741
Experian PLC	3,606,625	35,443,305
FirstGroup PLC	1,575,950	9,080,123
Fresnillo PLC	633,175	10,223,554
G4S PLC	4,327,950	17,527,914
GlaxoSmithKline PLC	17,777,275	309,313,403
Hammerson PLC	2,430,575	14,784,537
Home Retail Group PLC	2,963,775	11,093,348
HSBC Holdings PLC	59,532,425	602,289,901
ICAP PLC	1,927,475	12,104,661
Imperial Tobacco Group PLC	3,494,825	98,737,348
Inmarsat PLC	1,486,725	17,160,013
InterContinental Hotels Group PLC	940,625	16,248,434
International Power PLC	5,450,250	30,557,579
Invensys PLC	2,936,900	12,280,609
Investec PLC	1,546,925	11,992,064
ITV PLC[a]	11,789,525	9,545,668
J Sainsbury PLC	3,832,375	20,622,468
Johnson Matthey PLC	766,475	20,298,367
Kazakhmys PLC	749,275	14,269,025
Kingfisher PLC	8,135,600	27,431,724
Land Securities Group PLC	2,598,275	24,923,595
Legal & General Group PLC	20,206,775	28,338,841
Lloyds Banking Group PLC[a]	137,194,725	148,812,492
London Stock Exchange Group PLC	541,800	5,489,879
Lonmin PLC[a]	528,900	13,004,472
Man Group PLC	5,817,900	19,799,101
Marks & Spencer Group PLC	5,371,775	28,973,466
National Grid PLC	12,082,142	96,406,788
Next PLC	654,675	22,043,660
Old Mutual PLC	18,698,174	35,374,118

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
Pearson PLC	2,820,800	$43,712,695
Petrofac Ltd.	847,100	16,583,041
Prudential PLC	8,655,900	75,168,048
Randgold Resources Ltd.	306,375	27,493,336
Reckitt Benckiser Group PLC	2,086,575	102,118,285
Reed Elsevier PLC	4,050,600	35,016,918
Resolution Ltd.[c]	259,319	967,783
Rexam PLC	2,615,475	12,656,935
Rio Tinto PLC	4,950,375	256,190,691
Rolls-Royce Group PLC[a]	6,436,025	58,460,861
Royal Bank of Scotland Group PLC[a]	57,742,550	45,179,132
Royal Dutch Shell PLC Class A	12,153,950	333,956,813
Royal Dutch Shell PLC Class B	9,217,050	242,432,836
RSA Insurance Group PLC	11,702,450	23,385,516
SABMiller PLC	3,291,650	99,698,726
Sage Group PLC (The)	4,877,275	18,247,899
Schroders PLC	436,450	8,803,794
Scottish & Southern Energy PLC	3,213,175	55,756,259
SEGRO PLC	2,379,244	10,433,175
Serco Group PLC	1,886,625	16,353,951
Severn Trent PLC	880,425	18,062,720
Shire PLC	1,966,175	44,802,748
Smith & Nephew PLC	3,176,625	27,585,889
Smiths Group PLC	1,283,550	22,433,471
Standard Chartered PLC	6,932,675	199,990,772
Standard Life PLC	7,900,175	25,017,122
Tesco PLC	27,224,375	166,557,900
Thomas Cook Group PLC	3,061,600	8,716,895
Tomkins PLC	3,026,125	15,355,055
TUI Travel PLC	2,055,400	6,769,477
Tullow Oil PLC	3,058,375	58,961,467
Unilever PLC	4,415,025	125,219,253
United Utilities Group PLC	2,411,225	22,090,884
Vedanta Resources PLC	439,675	16,808,116
Vodafone Group PLC	179,776,550	418,802,732
Whitbread PLC	629,950	13,890,831
Wm Morrison Supermarkets PLC	7,192,825	29,851,411
Wolseley PLC[a]	982,550	22,127,535

Security	Shares	Value
WPP PLC	4,232,447	$44,907,649
Xstrata PLC	6,993,950	111,230,001

		7,155,249,258

TOTAL COMMON STOCKS
(Cost: $36,676,823,889)		33,093,834,208

PREFERRED STOCKS – 0.49%

GERMANY – 0.40%
Bayerische Motoren Werke AG	49,450	1,809,011
Fresenius SE	303,150	21,528,388
Henkel AG & Co. KGaA	638,550	31,683,023
Porsche Automobil Holding SE	311,750	15,766,662
RWE AG NVS	31,175	2,024,647
Volkswagen AG	590,175	62,517,632

		135,329,363

ITALY – 0.09%
Intesa Sanpaolo SpA RNC	2,962,700	7,700,312
Telecom Italia SpA RNC	20,511,000	21,310,580

		29,010,892

TOTAL PREFERRED STOCKS
(Cost: $185,599,754)		164,340,255

RIGHTS – 0.02%

UNITED KINGDOM – 0.02%
Resolution Ltd.[a]	4,408,428	6,006,514

		6,006,514

TOTAL RIGHTS
(Cost: $10,623,479)		6,006,514

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.96%

MONEY MARKET FUNDS – 1.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[d,e,f]	536,858,921	$536,858,921
BlackRock Cash Funds: Prime, SL Agency Shares
0.26%[d,e,f]	113,254,585	113,254,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%[d,e]	4,068,338	4,068,338

		654,181,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $654,181,844)		654,181,844

TOTAL INVESTMENTS IN SECURITIES – 101.59%
(Cost: $37,527,228,966)		33,918,362,821

Other Assets, Less Liabilities – (1.59)%		(532,362,237)

NET ASSETS – 100.00%		$33,386,000,584

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Statement of Assets and Liabilities

iSHARES® TRUST

July 31, 2010

iShares MSCI EAFE Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$36,873,047,122
Affiliated issuers (Note 2)	654,181,844

Total cost of investments	$37,527,228,966

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$33,264,180,977
Affiliated issuers (Note 2)	654,181,844

Total fair value of investments	33,918,362,821
Foreign currencies, at value[b]	25,062,491
Receivables:
Investment securities sold	9,503,661
Dividends and interest	92,641,821

Total Assets	34,045,570,794

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	650,113,506
Investment advisory fees (Note 2)	9,456,704

Total Liabilities	659,570,210

NET ASSETS	$33,386,000,584

Net assets consist of:
Paid-in capital	$40,690,185,675
Distributions in excess of net investment income	(8,673,936)
Accumulated net realized loss	(3,690,010,054)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(3,605,501,101)

NET ASSETS	$33,386,000,584

Shares outstanding[c]	645,000,000

Net asset value per share	$51.76

[a]	Securities on loan with value of $605,491,312. See Note 5.
[b]	Cost of foreign currencies: $24,591,999.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® TRUST

Year ended July 31, 2010

iShares MSCI EAFE Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$961,989,505
Dividends from affiliated issuers (Note 2)	646,388
Interest from unaffiliated issuers	8,885
Interest from affiliated issuers (Note 2)	13,073
Securities lending income from affiliated issuers (Note 2)	5,297,702

Total investment income	967,955,553

EXPENSES
Investment advisory fees (Note 2)	117,534,897
Foreign taxes (Note 1)	87,179

Total expenses	117,622,076

Net investment income	850,333,477

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,012,811,147)
Investments in affiliated issuers (Note 2)	3,565,510
In-kind redemptions	463,831,574
Foreign currency transactions	(6,124,108)

Net realized loss	(551,538,171)

Net change in unrealized appreciation (depreciation) on:
Investments	1,531,042,820
Translation of assets and liabilities in foreign currencies	1,808,414

Net change in unrealized appreciation (depreciation)	1,532,851,234

Net realized and unrealized gain	981,313,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,831,646,540

[a]	Net of foreign withholding tax of $85,167,442.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Index Fund
	Year ended July 31, 2010	Year ended July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$850,333,477	$934,857,810
Net realized loss	(551,538,171)	(1,657,513,223)
Net change in unrealized appreciation (depreciation)	1,532,851,234	(8,296,610,280)

Net increase (decrease) in net assets resulting from operations	1,831,646,540	(9,019,265,693)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(874,829,750)	(1,002,586,439)

Total distributions to shareholders	(874,829,750)	(1,002,586,439)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,984,101,114	7,416,139,859
Cost of shares redeemed	(1,603,014,976)	(6,043,566,179)

Net increase in net assets from capital share transactions	381,086,138	1,372,573,680

INCREASE (DECREASE) IN NET ASSETS	1,337,902,928	(8,649,278,452)

NET ASSETS
Beginning of year	32,048,097,656	40,697,376,108

End of year	$33,386,000,584	$32,048,097,656

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(8,673,936)	$17,833,546

SHARES ISSUED AND REDEEMED
Shares sold	36,000,000	174,000,000
Shares redeemed	(30,600,000)	(144,000,000)

Net increase in shares outstanding	5,400,000	30,000,000

See notes to financial statements.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of year	$50.11	$66.76	$79.60	$65.68	$54.00

Income from investment operations:
Net investment income[a]	1.33	1.45	2.32	1.85	1.70
Net realized and unrealized gain (loss)[b]	1.67	(16.61)	(11.85)	13.60	11.09

Total from investment operations	3.00	(15.16)	(9.53)	15.45	12.79

Less distributions from:
Net investment income	(1.35)	(1.49)	(3.31)	(1.53)	(1.11)

Total distributions	(1.35)	(1.49)	(3.31)	(1.53)	(1.11)

Net asset value, end of year	$51.76	$50.11	$66.76	$79.60	$65.68

Total return	6.05%	(22.38)%	(12.35)%	23.75%	23.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$33,386,001	$32,048,098	$40,697,376	$46,326,553	$29,320,817
Ratio of expenses to average net assets	0.35%	0.35%	0.34%	0.34%	0.35%
Ratio of expenses to average net assets exclusive of foreign taxes	0.35%	0.35%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.50%	3.19%	3.07%	2.48%	2.77%
Portfolio turnover rate[c]	5%	7%	12%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of July 31, 2010, the value of each of the Fund’s investments was classified as Level 1 Prices. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of July 31, 2010, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of July 31, 2010, the tax year-end of the Fund, the components of net accumulated losses on a tax basis consisted of undistributed ordinary income of $41,028,280, unrealized depreciation of $4,305,669,071, and capital and other losses of $3,039,544,300, for net accumulated losses of $7,304,185,091.

For the years ended July 31, 2010 and July 31, 2009, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2010.

From November 1, 2009 to July 31, 2010, the Fund incurred net realized capital losses of $836,608,722. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending July 31, 2011.

As of July 31, 2010, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $17,452,072, $150,352, $587,985,426 and $1,597,347,728 expiring in 2012, 2013, 2017 and 2018, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2010, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2010 are disclosed in the Fund’s Statement of Operations.

As of July 31, 2010, the cost of investments for federal income tax purposes was $38,227,396,936. Net unrealized depreciation was $4,309,034,115, of which $3,010,324,306 represented gross unrealized appreciation on securities and $7,319,358,421 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of July 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock,” and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Fund approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Fund remained the same after the Transaction.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2010, BTC earned securities lending agent fees of $3,642,169.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

Investments in issuers considered to be an affiliate of the Fund (excluding short-term investments), for the period August 1, 2009 to November 30, 2009 for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held as of 11/30/09 (in 000s)	Value as of 11/30/09	Dividend Income	Net Realized Gain
Barclays PLC	39,008	876	(1,318)	38,566	$185,031,097	$646,388	$3,565,510

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2010 aggregated $1,838,953,683 and $1,849,501,349, respectively.

In-kind purchases and sales (see Note 4) for the year ended July 31, 2010 aggregated $1,923,199,045 and $1,584,875,271, respectively.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of July 31, 2010, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2010 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI EAFE Index Fund, (the “Fund”), at July 31, 2010, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2010

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, 0.03% of the income dividends paid by the Fund during the fiscal year ended July 31, 2010 qualified for the dividends-received deduction.

For the fiscal year ended July 31, 2010, the Fund earned foreign source income of $1,047,516,273 and paid foreign taxes of $84,888,385 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of 874,829,750 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2010.

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	31

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares MSCI EAFE Index Fund (the “Fund”) and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for the Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI EAFE Index Fund

Period Covered: January 1, 2005 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	5	0.36%
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	12	0.87
Greater than 2.0% and Less than 2.5%	12	0.87
Greater than 1.5% and Less than 2.0%	21	1.52
Greater than 1.0% and Less than 1.5%	77	5.57
Greater than 0.5% and Less than 1.0%	333	24.10
Between 0.5% and –0.5%	696	50.37
Less than –0.5% and Greater than –1.0%	119	8.61
Less than –1.0% and Greater than –1.5%	54	3.91
Less than –1.5% and Greater than –2.0%	23	1.66
Less than –2.0% and Greater than –2.5%	7	0.51
Less than –2.5% and Greater than –3.0%	6	0.43
Less than –3.0% and Greater than –3.5%	3	0.22
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0%	2	0.14

	1,382	100.00%

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iSharesTrust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iSharesTrust also serves as a Director for iShares, Inc. and, as a result, oversees 211 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	33

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	39

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	41

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-3402-0910

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-73-0710

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® S&P ALLOCATION SERIES

iSHARES ® S&P TARGET DATE SERIES

JULY 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P Conservative Allocation Fund  |  AOK  |  NYSE Arca

iShares S&P Moderate Allocation Fund  |  AOM  |  NYSE Arca

iShares S&P Growth Allocation Fund  |  AOR  |  NYSE Arca

iShares S&P Aggressive Allocation Fund  |  AOA  |  NYSE Arca

iShares S&P Target Date Retirement Income Index Fund  |  TGR  |  NYSE Arca

iShares S&P Target Date 2010 Index Fund  |  TZD  |  NYSE Arca

iShares S&P Target Date 2015 Index Fund  |  TZE  |  NYSE Arca

iShares S&P Target Date 2020 Index Fund  |  TZG  |  NYSE Arca

iShares S&P Target Date 2025 Index Fund  |  TZI  |  NYSE Arca

iShares S&P Target Date 2030 Index Fund  |  TZL  |  NYSE Arca

iShares S&P Target Date 2035 Index Fund  |  TZO  |  NYSE Arca

iShares S&P Target Date 2040 Index Fund  |  TZV  |  NYSE Arca

Management’s Discussions of Fund Performance

MARKET PERFORMANCE OVERVIEW

Stock and bond markets worldwide advanced broadly during the 12-month period ended July 31, 2010 (the “reporting period”) as the global economic environment improved. However, there were a few bumps in the road along the way, most notably a fiscal crisis in Europe that threatened to derail the burgeoning economic recovery.

U.S. stock markets enjoyed double-digit returns for the reporting period despite some dramatic shifts in market sentiment. Stock markets rose sharply during the first half of the reporting period as a nascent economic recovery – rising from the severe downturn in late 2008 and early 2009 – began to generate momentum. The U.S. economy registered positive economic growth in the second half of 2009 after four consecutive quarters of declining output, and the economy’s positive growth continued into the first two quarters of 2010. After a steady rally, however, the U.S. markets stumbled in May and June 2010 amid a sovereign debt crisis in Greece that spread to other European countries. This crisis impacted markets globally. In addition, doubts about the sustainability of the economic recovery weighed on investor confidence. Despite the late swoon, the broad domestic equity indexes posted gains of approximately 15% for the reporting period. Mid-cap stocks generated the best results while larger-company shares lagged and value issues outpaced growth across all market capitalizations.

Many international stock markets also advanced for the reporting period but trailed the domestic equity market. Foreign stock markets were impacted to a greater degree by the fiscal crisis in Europe, which limited their returns. The top performers for the reporting period were emerging markets, led by Latin America and Eastern Europe. Among developed markets, countries along the Pacific Rim (excluding Japan) produced the best returns due to commodity- and export-driven recoveries in Australia and Singapore. European markets generally performed in line with the broad foreign stock indexes, though they were hardest hit during the late-period decline, along with their currencies. Markets in Scandinavia were the best performers, while Greece was the laggard. The Japanese stock market posted a flat return as weak domestic demand cast doubt on the strength of the country’s economic rebound.

Real estate investment trusts (REITs) were among the best-performing sectors of the domestic stock markets and generated returns in excess of 50% for the reporting period. The developing economic recovery provided a strong boost to the REIT sector and increased the likelihood of higher lease rates and rising commercial property values going forward. REITs also benefited from improving credit conditions, which enabled REITs to raise capital in both the equity and debt markets, easing concerns about near-term debt maturities and deteriorating balance sheets. As commercial property values generally declined during the reporting period, the ability to raise capital provided many REITs with the financial strength to take advantage of bargain prices in the commercial property market. Apartment and hotel REITs were the top performers while healthcare and industrial REITs lagged.

The U.S. bond market generated solid gains for the reporting period. The improving economic environment provided a healthy boost to corporate bonds, particularly high-yield corporate bonds and commercial mortgage-backed securities, which were the best performers in the bond market for the reporting period. Treasury inflation-protected securities (TIPS) also performed well; although inflation remained fairly benign – the consumer price index rose by 1.2% for the reporting period, well below historical averages – expectations that the economic recovery will lead to rising inflation down the road boosted demand for TIPS. Residential mortgage-backed securities benefited from the Federal Reserve’s efforts to keep home mortgage rates low. However, increased mortgage refinancing activity and the end of the Fed’s housing support program in early 2010 restrained their advance and they modestly lagged behind the overall bond market’s performance. Treasury bonds were the weakest performers in the bond market as better economic conditions and increased issuance to fund a widening federal budget deficit weighed on the Treasury market. However, Treasury bonds rebounded in the last few months of the reporting period as the sovereign debt crisis led to a flight to quality, increasing demand for Treasury securities.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussions of Fund Performance

iSHARES® S&P ALLOCATION SERIES

INVESTMENT OBJECTIVES

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “conservative” target risk allocation strategy as defined by S&P. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the 12-month period ended July 31, 2010, the total return for the Conservative Allocation Fund was 8.38%, while the total return for the Conservative Allocation Index was 8.48%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “moderate” target risk allocation strategy as defined by S&P. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the 12-month period ended July 31, 2010, the total return for the Moderate Allocation Fund was 9.08%, while the total return for the Moderate Allocation Index was 9.22%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “growth” target risk allocation strategy as defined by S&P. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. For the 12-month period ended July 31, 2010, the total return for the Growth Allocation Fund was 10.68%, while the total return for the Growth Allocation Index was 10.83%.

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent an “aggressive” target risk allocation strategy as defined by S&P. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the 12-month period ended July 31, 2010, the total return for the Aggressive Allocation Fund was 13.78%, while the total return for the Aggressive Allocation Index was 13.95%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

UNDERLYING FUND ALLOCATION WEIGHTS*
(as of July 31, 2010)
Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	11.32%	16.93%	23.84%	29.23%
iShares S&P MidCap 400 Index Fund	3.11%	3.12%	9.49%	22.78%
iShares S&P SmallCap 600 Index Fund	1.04%	2.09%	5.23%	7.30%
Total Domestic Equity	15.47%	22.14%	38.56%	59.31%

International Equity
iShares MSCI EAFE Index Fund	5.09%	12.59%	16.84%	20.82%
iShares MSCI Emerging Markets Index Fund	1.67%	3.09%	2.06%	11.29%
Total International Equity	6.76%	15.68%	18.90%	32.11%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	24.92%	23.18%	19.55%	5.07%
iShares Barclays Short Treasury Bond Fund	31.41%	24.65%	10.84%	–
iShares Barclays TIPS Bond Fund	17.87%	11.96%	10.96%	3.51%
Total Domestic Fixed Income	74.20%	59.79%	41.35%	8.58%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	3.57%	2.39%	1.19%	–
Total Domestic Real Estate	3.57%	2.39%	1.19%	–

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of July 31, 2010, and will vary over time. Holdings are subject to change.

PERFORMANCE AS OF JULY 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

iSHARES ALLOCATION FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Conservative	8.38%	8.46%	8.48%	7.73%	7.74%	7.81%	13.82%	13.85%	13.97%
S&P Moderate	9.08%	9.08%	9.22%	8.40%	8.42%	8.51%	15.06%	15.10%	15.25%
S&P Growth	10.68%	10.63%	10.83%	9.51%	9.54%	9.60%	17.13%	17.17%	17.29%
S&P Aggressive	13.78%	13.65%	13.95%	11.40%	11.41%	11.52%	20.65%	20.69%	20.88%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P ALLOCATION SERIES

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® S&P TARGET DATE SERIES

INVESTMENT OBJECTIVES

The Funds invest substantially all of their assets in other iShares Funds that, in turn, invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement time horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which reflect an immediate retirement horizon. For the 12-month period ended July 31, 2010, the total return for the Retirement Income Fund was 10.03%, while the total return for the Retirement Income Index was 10.14%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010. For the 12-month period ended July 31, 2010, the total return for the 2010 Fund was 11.15%, while the total return for the 2010 Index was 11.29%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015. For the 12-month period ended July 31, 2010, the total return for the 2015 Fund was 12.04%, while the total return for the 2015 Index was 12.18%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020. For the 12-month period ended July 31, 2010, the total return for the 2020 Fund was 12.73%, while the total return for the 2020 Index was 12.88%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025. For the 12-month period ended July 31, 2010, the total return for the 2025 Fund was 13.27%, while the total return for the 2025 Index was 13.39%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030. For the 12-month period ended July 31, 2010, the total return for the 2030 Fund was 13.56%, while the total return for the 2030 Index was 13.71%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035. For the 12-month period ended July 31, 2010, the total return for the 2035 Fund was 13.74%, while the total return for the 2035 Index was 13.90%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040. For the 12-month period ended July 31, 2010, the total return for the 2040 Fund was 13.82%, while the total return for the 2040 Index was 13.99%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTS*
(as of July 31, 2010)
Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Domestic Equity
iShares Russell 2000 Index Fund	–	3.13%	4.21%	–	–	6.68%	7.23%	–
iShares S&P 500 Index Fund	19.77%	26.92%	33.15%	38.43%	42.75%	46.09%	48.44%	49.81%
iShares S&P MidCap 400 Index Fund	2.21%	3.19%	4.07%	4.81%	5.42%	5.91%	6.27%	6.49%
iShares S&P SmallCap 600 Index Fund	1.91%	–	–	5.16%	5.99%	–	–	7.63%
Total Domestic Equity	23.89%	33.24%	41.43%	48.40%	54.16%	58.68%	61.94%	63.93%

International Equity
iShares MSCI EAFE Index Fund	7.16%	9.68%	11.93%	13.91%	15.61%	17.03%	18.15%	18.99%
iShares MSCI Emerging Markets Index Fund	1.20%	1.65%	2.10%	2.56%	3.03%	3.50%	3.97%	4.44%
Total International Equity	8.36%	11.33%	14.03%	16.47%	18.64%	20.53%	22.12%	23.43%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	45.17%	38.53%	32.36%	26.69%	21.52%	16.88%	12.78%	9.86%
iShares Barclays Short Treasury Bond Fund	12.74%	9.06%	6.06%	3.74%	2.11%	1.18%	0.95%	0.80%
iShares Barclays TIPS Bond Fund	8.54%	6.42%	4.60%	3.07%	1.85%	0.92%	0.31%	–
Total Domestic Fixed Income	66.45%	54.01%	43.02%	33.50%	25.48%	18.98%	14.04%	10.66%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	1.30%	1.42%	1.52%	1.63%	1.72%	1.81%	1.90%	1.98%
Total Domestic Real Estate	1.30%	1.42%	1.52%	1.63%	1.72%	1.81%	1.90%	1.98%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of July 31, 2010, and will vary over time. Holdings are subject to change.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

PERFORMANCE AS OF JULY 31, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 7/31/10			Inception to 7/31/10			Inception to 7/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Target Date Retirement Income	10.03%	7.76%	10.14%	9.43%	9.43%	9.55%	16.97%	16.98%	17.18%
S&P Target Date 2010	11.15%	9.26%	11.29%	10.13%	10.15%	10.26%	18.28%	18.31%	18.52%
S&P Target Date 2015	12.04%	12.00%	12.18%	10.62%	10.62%	10.76%	19.19%	19.19%	19.45%
S&P Target Date 2020	12.73%	12.64%	12.88%	10.91%	10.93%	11.06%	19.74%	19.78%	20.00%
S&P Target Date 2025	13.27%	13.23%	13.39%	11.06%	11.04%	11.20%	20.03%	19.98%	20.28%
S&P Target Date 2030	13.56%	13.51%	13.71%	10.96%	10.98%	11.13%	19.83%	19.86%	20.14%
S&P Target Date 2035	13.74%	10.72%	13.90%	10.85%	10.87%	11.02%	19.63%	19.66%	19.93%
S&P Target Date 2040	13.82%	12.82%	13.99%	10.76%	10.74%	10.94%	19.46%	19.42%	19.78%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P TARGET DATE SERIES

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (2/1/10 to 7/31/10)
S&P Conservative
Actual	$1,000.00	$1,032.90	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Moderate
Actual	1,000.00	1,032.60	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Growth
Actual	1,000.00	1,037.80	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Aggressive
Actual	1,000.00	1,049.60	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (2/1/10 to 7/31/10)
S&P Target Date Retirement Income
Actual	$1,000.00	$1,044.20	0.11%	$0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2010
Actual	1,000.00	1,046.30	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2015
Actual	1,000.00	1,047.60	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2020
Actual	1,000.00	1,048.20	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2025
Actual	1,000.00	1,048.90	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2030
Actual	1,000.00	1,048.50	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2035
Actual	1,000.00	1,048.30	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55
S&P Target Date 2040
Actual	1,000.00	1,047.70	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.11	0.55

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC FIXED INCOME – 74.15%
iShares Barclays Aggregate Bond Fund	93,230	$10,063,246
iShares Barclays Short Treasury Bond Fund	115,105	12,684,571
iShares Barclays TIPS Bond Fund	67,821	7,214,120

		29,961,937

DOMESTIC EQUITY – 19.03%
iShares Cohen & Steers Realty Majors Index Fund[a]	23,805	1,441,631
iShares S&P 500 Index Fund	41,306	4,571,748
iShares S&P MidCap 400 Index Fund	16,519	1,253,957
iShares S&P SmallCap 600 Index Fund	7,302	420,814

		7,688,150

INTERNATIONAL EQUITY – 6.75%
iShares MSCI EAFE Index Fund	39,615	2,056,811
iShares MSCI Emerging Markets Index Fund	16,250	672,750

		2,729,561

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $38,939,927)		40,379,648

SHORT-TERM INVESTMENTS – 3.61%

MONEY MARKET FUNDS – 3.61%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	1,180,896	1,180,896
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	249,119	249,119

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	31,289	$31,289

		1,461,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,461,304)		1,461,304

TOTAL INVESTMENTS IN SECURITIES – 103.54%
(Cost: $40,401,231)		41,840,952

Other Assets, Less Liabilities – (3.54)%		(1,431,752)

NET ASSETS – 100.00%		$40,409,200

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P MODERATE ALLOCATION FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.84%

DOMESTIC FIXED INCOME – 59.69%
iShares Barclays Aggregate Bond Fund	124,894	$13,481,059
iShares Barclays Short Treasury Bond Fund	130,112	14,338,342
iShares Barclays TIPS Bond Fund	65,417	6,958,406

		34,777,807

DOMESTIC EQUITY – 24.49%
iShares Cohen & Steers Realty Majors Index Fund[a]	22,960	1,390,457
iShares S&P 500 Index Fund	88,977	9,847,975
iShares S&P MidCap 400 Index Fund	23,896	1,813,945
iShares S&P SmallCap 600 Index Fund	21,124	1,217,376

		14,269,753

INTERNATIONAL EQUITY – 15.66%
iShares MSCI EAFE Index Fund	141,051	7,323,368
iShares MSCI Emerging Markets Index Fund	43,430	1,798,002

		9,121,370

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $55,787,909)		58,168,930

SHORT-TERM INVESTMENTS – 2.62%

MONEY MARKET FUNDS – 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	1,179,856	1,179,856
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	248,900	248,900

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	98,805	$98,805

		1,527,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,527,561)		1,527,561

TOTAL INVESTMENTS IN SECURITIES – 102.46%
(Cost: $57,315,470)		59,696,491

Other Assets, Less Liabilities – (2.46)%		(1,433,310)

NET ASSETS – 100.00%		$58,263,181

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® S&P GROWTH ALLOCATION FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.85%

DOMESTIC FIXED INCOME – 41.29%
iShares Barclays Aggregate Bond Fund	110,365	$11,912,798
iShares Barclays Short Treasury Bond Fund	59,953	6,606,821
iShares Barclays TIPS Bond Fund	62,797	6,679,717

		25,199,336

DOMESTIC EQUITY – 39.69%
iShares Cohen & Steers Realty Majors Index Fund[a]	12,022	728,052
iShares S&P 500 Index Fund	131,240	14,525,643
iShares S&P MidCap 400 Index Fund	76,200	5,784,342
iShares S&P SmallCap 600 Index Fund	55,307	3,187,343

		24,225,380

INTERNATIONAL EQUITY – 18.87%
iShares MSCI EAFE Index Fund	197,607	10,259,755
iShares MSCI Emerging Markets Index Fund	30,322	1,255,331

		11,515,086

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $57,058,346)		60,939,802

SHORT-TERM INVESTMENTS – 1.35%

MONEY MARKET FUNDS – 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	603,296	603,296
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	127,270	127,270

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	94,668	$94,668

		825,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $825,234)		825,234

TOTAL INVESTMENTS IN SECURITIES – 101.20%
(Cost: $57,883,580)		61,765,036

Other Assets, Less Liabilities – (1.20)%		(734,990)

NET ASSETS – 100.00%		$61,030,046

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC EQUITY – 59.26%
iShares S&P 500 Index Fund	115,207	$12,751,111
iShares S&P MidCap 400 Index Fund	130,904	9,936,923
iShares S&P SmallCap 600 Index Fund	55,231	3,182,962

		25,870,996

INTERNATIONAL EQUITY – 32.09%
iShares MSCI EAFE Index Fund	174,967	9,084,286
iShares MSCI Emerging Markets Index Fund	118,957	4,924,820

		14,009,106

DOMESTIC FIXED INCOME – 8.57%
iShares Barclays Aggregate Bond Fund	20,503	2,213,094
iShares Barclays TIPS Bond Fund	14,389	1,530,558

		3,743,652

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $39,628,644)		43,623,754

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[a]	40,706	40,706

		40,706

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,706)		40,706

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $39,669,350)		43,664,460

Other Assets, Less Liabilities – (0.01)%		(3,805)

NET ASSETS – 100.00%		$43,660,655

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC FIXED INCOME – 66.39%
iShares Barclays Aggregate Bond Fund	29,845	$3,221,470
iShares Barclays Short Treasury Bond Fund	8,242	908,268
iShares Barclays TIPS Bond Fund	5,722	608,649

		4,738,387

DOMESTIC EQUITY – 25.17%
iShares Cohen & Steers Realty Majors Index Fund[a]	1,536	93,020
iShares S&P 500 Index Fund	12,737	1,409,731
iShares S&P MidCap 400 Index Fund	2,074	157,437
iShares S&P SmallCap 600 Index Fund	2,366	136,353

		1,796,541

INTERNATIONAL EQUITY – 8.35%
iShares MSCI EAFE Index Fund	9,838	510,789
iShares MSCI Emerging Markets Index Fund	2,065	85,491

		596,280

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,121,043)		7,131,208

SHORT-TERM INVESTMENTS – 1.33%

MONEY MARKET FUNDS – 1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	69,673	69,673
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	14,698	14,698

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	10,677	$10,677

		95,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,048)		95,048

TOTAL INVESTMENTS IN SECURITIES – 101.24%
(Cost: $7,216,091)		7,226,256

Other Assets, Less Liabilities – (1.24)%		(88,663)

NET ASSETS – 100.00%		$7,137,593

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2010 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 53.97%
iShares Barclays Aggregate Bond Fund	10,486	$1,131,859
iShares Barclays Short Treasury Bond Fund	2,416	266,243
iShares Barclays TIPS Bond Fund	1,774	188,700

		1,586,802

DOMESTIC EQUITY – 34.63%
iShares Cohen & Steers Realty Majors Index Fund[a]	687	41,605
iShares Russell 2000 Index Fund	1,412	91,865
iShares S&P 500 Index Fund	7,145	790,808
iShares S&P MidCap 400 Index Fund	1,237	93,901

		1,018,179

INTERNATIONAL EQUITY – 11.32%
iShares MSCI EAFE Index Fund	5,478	284,418
iShares MSCI Emerging Markets Index Fund	1,169	48,396

		332,814

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,965,294)		2,937,795

SHORT-TERM INVESTMENTS – 1.55%

MONEY MARKET FUNDS – 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	35,226	35,226
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	7,431	7,431

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	2,842	$2,842

		45,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,499)		45,499

TOTAL INVESTMENTS IN SECURITIES – 101.47%
(Cost: $3,010,793)		2,983,294

Other Assets, Less Liabilities – (1.47)%		(43,227)

NET ASSETS – 100.00%		$2,940,067

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® S&P TARGET DATE 2015 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 42.99%
iShares Barclays Aggregate Bond Fund	17,920	$1,934,285
iShares Barclays Short Treasury Bond Fund	3,286	362,117
iShares Barclays TIPS Bond Fund	2,585	274,966

		2,571,368

DOMESTIC EQUITY – 42.91%
iShares Cohen & Steers Realty Majors Index Fund[a]	1,503	91,022
iShares Russell 2000 Index Fund	3,870	251,782
iShares S&P 500 Index Fund	17,901	1,981,283
iShares S&P MidCap 400 Index Fund	3,201	242,988

		2,567,075

INTERNATIONAL EQUITY – 14.02%
iShares MSCI EAFE Index Fund	13,738	713,277
iShares MSCI Emerging Markets Index Fund	3,035	125,649

		838,926

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $6,049,142)		5,977,369

SHORT-TERM INVESTMENTS – 1.67%

MONEY MARKET FUNDS – 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	77,777	77,777
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	16,407	16,407

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	5,612	$5,612

		99,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,796)		99,796

TOTAL INVESTMENTS IN SECURITIES – 101.59%
(Cost: $6,148,938)		6,077,165

Other Assets, Less Liabilities – (1.59)%		(95,165)

NET ASSETS – 100.00%		$5,982,000

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2020 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC EQUITY – 49.98%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,836	$171,748
iShares S&P 500 Index Fund	36,692	4,061,072
iShares S&P MidCap 400 Index Fund	6,694	508,141
iShares S&P SmallCap 600 Index Fund	9,472	545,871

		5,286,832

DOMESTIC FIXED INCOME – 33.47%
iShares Barclays Aggregate Bond Fund	26,128	2,820,256
iShares Barclays Short Treasury Bond Fund	3,585	395,067
iShares Barclays TIPS Bond Fund	3,053	324,748

		3,540,071

INTERNATIONAL EQUITY – 16.46%
iShares MSCI EAFE Index Fund	28,318	1,470,271
iShares MSCI Emerging Markets Index Fund	6,541	270,797

		1,741,068

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,539,421)		10,567,971

SHORT-TERM INVESTMENTS – 1.57%

MONEY MARKET FUNDS – 1.57%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	123,768	123,768
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	26,110	26,110

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	16,250	$16,250

		166,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,128)		166,128

TOTAL INVESTMENTS IN SECURITIES – 101.48%
(Cost: $10,705,549)		10,734,099

Other Assets, Less Liabilities – (1.48)%		(156,306)

NET ASSETS – 100.00%		$10,577,793

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P TARGET DATE 2025 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC EQUITY – 55.83%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,147	$130,022
iShares S&P 500 Index Fund	29,168	3,228,314
iShares S&P MidCap 400 Index Fund	5,397	409,686
iShares S&P SmallCap 600 Index Fund	7,847	452,223

		4,220,245

DOMESTIC FIXED INCOME – 25.46%
iShares Barclays Aggregate Bond Fund	15,059	1,625,469
iShares Barclays Short Treasury Bond Fund	1,446	159,349
iShares Barclays TIPS Bond Fund	1,311	139,451

		1,924,269

INTERNATIONAL EQUITY – 18.62%
iShares MSCI EAFE Index Fund	22,709	1,179,051
iShares MSCI Emerging Markets Index Fund	5,522	228,611

		1,407,662

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,426,861)		7,552,176

SHORT-TERM INVESTMENTS – 1.94%

MONEY MARKET FUNDS – 1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	110,830	110,830
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	23,381	23,381

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	12,317	$12,317

		146,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,528)		146,528

TOTAL INVESTMENTS IN SECURITIES – 101.85%
(Cost: $7,573,389)		7,698,704

Other Assets, Less Liabilities – (1.85)%		(139,810)

NET ASSETS – 100.00%		$7,558,894

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2030 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.88%

DOMESTIC EQUITY – 60.42%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,717	$164,542
iShares Russell 2000 Index Fund	9,315	606,034
iShares S&P 500 Index Fund	37,789	4,182,486
iShares S&P MidCap 400 Index Fund	7,069	536,608

		5,489,670

INTERNATIONAL EQUITY – 20.50%
iShares MSCI EAFE Index Fund	29,761	1,545,191
iShares MSCI Emerging Markets Index Fund	7,662	317,207

		1,862,398

DOMESTIC FIXED INCOME – 18.96%
iShares Barclays Aggregate Bond Fund	14,196	1,532,316
iShares Barclays Short Treasury Bond Fund	972	107,114
iShares Barclays TIPS Bond Fund	788	83,820

		1,723,250

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,188,735)		9,075,318

SHORT-TERM INVESTMENTS – 1.99%

MONEY MARKET FUNDS – 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	138,156	138,156
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	29,145	29,145

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	13,539	$13,539

		180,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,840)		180,840

TOTAL INVESTMENTS IN SECURITIES – 101.87%
(Cost: $9,369,575)		9,256,158

Other Assets, Less Liabilities – (1.87)%		(169,753)

NET ASSETS – 100.00%		$9,086,405

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P TARGET DATE 2035 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.89%

DOMESTIC EQUITY – 63.77%
iShares Cohen & Steers Realty Majors Index Fund[a]	948	$57,411
iShares Russell 2000 Index Fund	3,349	217,886
iShares S&P 500 Index Fund	13,194	1,460,312
iShares S&P MidCap 400 Index Fund	2,488	188,864

		1,924,473

INTERNATIONAL EQUITY – 22.09%
iShares MSCI EAFE Index Fund	10,540	547,237
iShares MSCI Emerging Markets Index Fund	2,887	119,522

		666,759

DOMESTIC FIXED INCOME – 14.03%
iShares Barclays Aggregate Bond Fund	3,570	385,346
iShares Barclays Short Treasury Bond Fund	261	28,762
iShares Barclays TIPS Bond Fund	87	9,254

		423,362

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,152,929)		3,014,594

SHORT-TERM INVESTMENTS – 2.09%

MONEY MARKET FUNDS – 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	48,733	48,733
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	10,280	10,280

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	4,075	$4,075

		63,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,088)		63,088

TOTAL INVESTMENTS IN SECURITIES – 101.98%
(Cost: $3,216,017)		3,077,682

Other Assets, Less Liabilities – (1.98)%		(59,909)

NET ASSETS – 100.00%		$3,017,773

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P TARGET DATE 2040 INDEX FUND

July 31, 2010

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.88%

DOMESTIC EQUITY – 65.84%
iShares Cohen & Steers Realty Majors Index Fund[a]	3,464	$209,780
iShares S&P 500 Index Fund	47,724	5,282,092
iShares S&P MidCap 400 Index Fund	9,072	688,656
iShares S&P SmallCap 600 Index Fund	14,046	809,471

		6,989,999

INTERNATIONAL EQUITY – 23.40%
iShares MSCI EAFE Index Fund	38,787	2,013,821
iShares MSCI Emerging Markets Index Fund	11,366	470,552

		2,484,373

DOMESTIC FIXED INCOME – 10.64%
iShares Barclays Aggregate Bond Fund	9,682	1,045,075
iShares Barclays Short Treasury Bond Fund	771	84,964

		1,130,039

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,543,429)		10,604,411

SHORT-TERM INVESTMENTS – 2.16%

MONEY MARKET FUNDS – 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	178,112	178,112
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[b,c]	37,574	37,574

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[b]	13,748	$13,748

		229,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $229,434)		229,434

TOTAL INVESTMENTS IN SECURITIES – 102.04%
(Cost: $10,772,863)		10,833,845

Other Assets, Less Liabilities – (2.04)%		(216,768)

NET ASSETS – 100.00%		$10,617,077

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2010

	iShares S&P Allocation Fund
	Conservative	Moderate	Growth	Aggressive
ASSETS
Investments, at cost:	$40,401,231	$57,315,470	$57,883,580	$39,669,350

Investments in securities, at fair value (including securities on loana) (Note 1):	$41,840,952	$59,696,491	$61,765,036	$43,664,460
Receivables:
Securities lending income (Note 5)	848	752	1,060	149
Capital shares sold	986	–	–	–

Total Assets	41,842,786	59,697,243	61,766,096	43,664,609

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,430,015	1,428,756	730,566	–
Investment advisory fees (Note 2)	3,571	5,306	5,484	3,954

Total Liabilities	1,433,586	1,434,062	736,050	3,954

NET ASSETS	$40,409,200	$58,263,181	$61,030,046	$43,660,655

Net assets consist of:
Paid-in capital	$39,039,699	$55,958,145	$57,355,277	$39,879,569
Undistributed net investment income	–	44,515	38,869	3,637
Accumulated net realized loss	(70,220)	(120,500)	(245,556)	(217,661)
Net unrealized appreciation	1,439,721	2,381,021	3,881,456	3,995,110

NET ASSETS	$40,409,200	$58,263,181	$61,030,046	$43,660,655

Shares outstanding[b]	1,450,000	2,050,000	2,100,000	1,450,000

Net asset value per share	$27.87	$28.42	$29.06	$30.11

[a]	Securities on loan with values of $1,391,911, $1,390,457, $710,732 and $-, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares S&P Target Date Index Fund
	Retirement Income	2010	2015	2020
ASSETS
Investments, at cost:	$7,216,091	$3,010,793	$6,148,938	$10,705,549

Investments in securities, at fair value (including securities on loana) (Note 1):	$7,226,256	$2,983,294	$6,077,165	$10,734,099
Receivables:
Investment securities sold	24,320	103,402	278,279	48,245
Securities lending income (Note 5)	34	10	41	12
Capital shares sold	–	–	–	2,656

Total Assets	7,250,610	3,086,706	6,355,485	10,785,012

LIABILITIES
Payables:
Investment securities purchased	27,971	103,712	278,754	56,517
Collateral for securities on loan (Note 5)	84,371	42,657	94,184	149,878
Investment advisory fees (Note 2)	675	270	547	824

Total Liabilities	113,017	146,639	373,485	207,219

NET ASSETS	$7,137,593	$2,940,067	$5,982,000	$10,577,793

Net assets consist of:
Paid-in capital	$7,140,663	$2,934,949	$6,017,522	$10,497,593
Undistributed net investment income	–	41,054	62,499	85,051
Accumulated net realized loss	(13,235)	(8,437)	(26,248)	(33,401)
Net unrealized appreciation (depreciation)	10,165	(27,499)	(71,773)	28,550

NET ASSETS	$7,137,593	$2,940,067	$5,982,000	$10,577,793

Shares outstanding[b]	250,000	100,000	200,000	350,000

Net asset value per share	$28.55	$29.40	$29.91	$30.22

[a]	Securities on loan with values of $82,180, $41,968, $91,627 and $147,948, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares S&P Target Date Index Fund
	2025	2030	2035	2040
ASSETS
Investments, at cost:	$7,573,389	$9,369,575	$3,216,017	$10,772,863

Investments in securities, at fair value (including securities on loana) (Note 1):	$7,698,704	$9,256,158	$3,077,682	$10,833,845
Receivables:
Investment securities sold	36,520	650,854	232,893	58,045
Securities lending income (Note 5)	59	14	26	83

Total Assets	7,735,283	9,907,026	3,310,601	10,891,973

LIABILITIES
Payables:
Investment securities purchased	41,490	652,494	233,541	58,303
Collateral for securities on loan (Note 5)	134,211	167,301	59,013	215,686
Investment advisory fees (Note 2)	688	826	274	907

Total Liabilities	176,389	820,621	292,828	274,896

NET ASSETS	$7,558,894	$9,086,405	$3,017,773	$10,617,077

Net assets consist of:
Paid-in capital	$7,377,485	$9,175,048	$3,150,778	$10,506,257
Undistributed net investment income	78,067	76,201	45,747	91,689
Accumulated net realized loss	(21,973)	(51,427)	(40,417)	(41,851)
Net unrealized appreciation (depreciation)	125,315	(113,417)	(138,335)	60,982

NET ASSETS	$7,558,894	$9,086,405	$3,017,773	$10,617,077

Shares outstanding[b]	250,000	300,000	100,000	350,000

Net asset value per share	$30.24	$30.29	$30.18	$30.33

[a]	Securities on loan with values of $130,567, $165,147, $57,411 and $210,264, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2010

	iShares S&P Allocation Fund
	Conservative	Moderate	Growth	Aggressive
NET INVESTMENT INCOME
Dividends from Underlying Funds	$556,696	$879,678	$1,027,433	$681,887
Interest	23	50	52	40
Securities lending income	2,198	3,579	4,457	3,645

Total investment income	558,917	883,307	1,031,942	685,572

EXPENSES
Investment advisory fees (Note 2)	66,793	101,565	112,712	85,567

Total expenses	66,793	101,565	112,712	85,567
Less investment advisory fees waived (Note 2)	(37,404)	(56,876)	(63,118)	(47,917)

Net expenses	29,389	44,689	49,594	37,650

Net investment income	529,528	838,618	982,348	647,922

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(46,868)	(97,423)	(145,377)	(92,857)
In-kind redemptions	171,105	405,004	964,100	481,369

Net realized gain	124,237	307,581	818,723	388,512

Net change in unrealized appreciation (depreciation)	1,021,981	1,308,074	1,556,479	2,024,275

Net realized and unrealized gain	1,146,218	1,615,655	2,375,202	2,412,787

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,675,746	$2,454,273	$3,357,550	$3,060,709

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2010

	iShares S&P Target Date Index Fund
	Retirement Income	2010	2015	2020
NET INVESTMENT INCOME
Dividends from Underlying Funds	$104,322	$79,814	$111,182	$144,226
Interest	4	3	5	7
Securities lending income	68	59	147	39

Total investment income	104,394	79,876	111,334	144,272

EXPENSES
Investment advisory fees (Note 2)	10,444	8,038	11,074	15,500

Total expenses	10,444	8,038	11,074	15,500
Less investment advisory fees waived (Note 2)	(5,849)	(4,501)	(6,202)	(8,680)

Net expenses	4,595	3,537	4,872	6,820

Net investment income	99,799	76,339	106,462	137,452

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,243)	(7,568)	(26,247)	(33,401)
In-kind redemptions	266,988	303,373	466,543	458,900

Net realized gain	253,745	295,805	440,296	425,499

Net change in unrealized appreciation (depreciation)	(46,534)	(89,584)	(144,633)	(38,678)

Net realized and unrealized gain	207,211	206,221	295,663	386,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$307,010	$282,560	$402,125	$524,273

See notes to financial statements.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2010

	iShares S&P Target Date Index Fund
	2025	2030	2035	2040
NET INVESTMENT INCOME
Dividends from Underlying Funds	$141,609	$138,992	$66,159	$130,359
Interest	7	7	3	7
Securities lending income	235	47	137	307

Total investment income	141,851	139,046	66,299	130,673

EXPENSES
Investment advisory fees (Note 2)	15,205	15,374	7,882	13,797

Total expenses	15,205	15,374	7,882	13,797
Less investment advisory fees waived (Note 2)	(8,515)	(8,609)	(4,414)	(7,726)

Net expenses	6,690	6,765	3,468	6,071

Net investment income	135,161	132,281	62,831	124,602

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(21,935)	(51,395)	(26,441)	(36,206)
In-kind redemptions	522,131	783,916	513,630	298,492

Net realized gain	500,196	732,521	487,189	262,286

Net change in unrealized appreciation (depreciation)	(47,589)	(271,422)	(187,392)	10,405

Net realized and unrealized gain	452,607	461,099	299,797	272,691

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$587,768	$593,380	$362,628	$397,293

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund		iShares S&P Moderate Allocation Fund
	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$529,528	$109,712	$838,618	$189,102
Net realized gain	124,237	128,473	307,581	93,630
Net change in unrealized appreciation (depreciation)	1,021,981	417,740	1,308,074	1,072,947

Net increase in net assets resulting from operations	1,675,746	655,925	2,454,273	1,355,679

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(540,550)	(110,296)	(812,848)	(170,440)
From net realized gain	–	(480)	(39)	–

Total distributions to shareholders	(540,550)	(110,776)	(812,887)	(170,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,141,125	13,799,712	39,419,061	19,945,655
Cost of shares redeemed	(1,376,151)	(3,835,831)	(1,388,135)	(2,540,025)

Net increase in net assets from capital share transactions	28,764,974	9,963,881	38,030,926	17,405,630

INCREASE IN NET ASSETS	29,900,170	10,509,030	39,672,312	18,590,869

NET ASSETS
Beginning of period	10,509,030	–	18,590,869	–

End of period	$40,409,200	$10,509,030	$58,263,181	$18,590,869

Undistributed net investment income included in net assets at end of period	$–	$–	$44,515	$18,745

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	550,000	1,400,000	800,000
Shares redeemed	(50,000)	(150,000)	(50,000)	(100,000)

Net increase in shares outstanding	1,050,000	400,000	1,350,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund		iShares S&P Aggressive Allocation Fund
	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$982,348	$335,231	$647,922	$305,264
Net realized gain (loss)	818,723	494,562	388,512	(891,929)
Net change in unrealized appreciation (depreciation)	1,556,479	2,324,977	2,024,275	1,970,835

Net increase in net assets resulting from operations	3,357,550	3,154,770	3,060,709	1,384,170

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(963,545)	(315,287)	(651,447)	(298,102)

Total distributions to shareholders	(963,545)	(315,287)	(651,447)	(298,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,070,469	37,585,018	25,330,923	31,657,601
Cost of shares redeemed	(4,231,730)	(13,627,199)	(2,955,171)	(13,868,028)

Net increase in net assets from capital share transactions	31,838,739	23,957,819	22,375,752	17,789,573

INCREASE IN NET ASSETS	34,232,744	26,797,302	24,785,014	18,875,641

NET ASSETS
Beginning of period	26,797,302	–	18,875,641	–

End of period	$61,030,046	$26,797,302	$43,660,655	$18,875,641

Undistributed net investment income included in net assets at end of period	$38,869	$20,066	$3,637	$7,162

SHARES ISSUED AND REDEEMED
Shares sold	1,250,000	1,550,000	850,000	1,350,000
Shares redeemed	(150,000)	(550,000)	(100,000)	(650,000)

Net increase in shares outstanding	1,100,000	1,000,000	750,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund		iShares S&P Target Date 2010 Index Fund
	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$99,799	$53,667	$76,339	$54,264
Net realized gain	253,745	62,821	295,805	63,019
Net change in unrealized appreciation (depreciation)	(46,534)	56,699	(89,584)	62,085

Net increase in net assets resulting from operations	307,010	173,187	282,560	179,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(100,855)	(53,692)	(71,560)	(18,008)
From net realized gain	–	(242)	–	–

Total distributions to shareholders	(100,855)	(53,934)	(71,560)	(18,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,515,283	3,837,976	4,377,532	3,848,948
Cost of shares redeemed	(4,245,774)	(1,295,300)	(4,359,204)	(1,299,569)

Net increase in net assets from capital share transactions	4,269,509	2,542,676	18,328	2,549,379

INCREASE IN NET ASSETS	4,475,664	2,661,929	229,328	2,710,739

NET ASSETS
Beginning of period	2,661,929	–	2,710,739	–

End of period	$7,137,593	$2,661,929	$2,940,067	$2,710,739

Undistributed net investment income included in net assets at end of period	$–	$–	$41,054	$36,275

SHARES ISSUED AND REDEEMED
Shares sold	300,000	150,000	150,000	150,000
Shares redeemed	(150,000)	(50,000)	(150,000)	(50,000)

Net increase in shares outstanding	150,000	100,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund		iShares S&P Target Date 2020 Index Fund
	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$106,462	$54,420	$137,452	$54,294
Net realized gain	440,296	52,759	425,499	55,292
Net change in unrealized appreciation (depreciation)	(144,633)	72,860	(38,678)	67,228

Net increase in net assets resulting from operations	402,125	180,039	524,273	176,814

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,675)	(18,722)	(87,372)	(19,333)

Total distributions to shareholders	(79,675)	(18,722)	(87,372)	(19,333)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,435,530	3,849,144	10,520,892	3,847,867
Cost of shares redeemed	(4,493,536)	(1,292,905)	(3,099,699)	(1,285,649)

Net increase in net assets from capital share transactions	2,941,994	2,556,239	7,421,193	2,562,218

INCREASE IN NET ASSETS	3,264,444	2,717,566	7,858,094	2,719,699

NET ASSETS
Beginning of period	2,717,556	–	2,719,699	–

End of period	$5,982,000	$2,717,556	$10,577,793	$2,719,699

Undistributed net investment income included in net assets at end of period	$62,499	$35,712	$85,051	$34,971

SHARES ISSUED AND REDEEMED
Shares sold	250,000	150,000	350,000	150,000
Shares redeemed	(150,000)	(50,000)	(100,000)	(50,000)

Net increase in shares outstanding	100,000	100,000	250,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund		iShares S&P Target Date 2030 Index Fund
	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$135,161	$115,333	$132,281	$68,187
Net realized gain (loss)	500,196	(125,035)	732,521	206,185
Net change in unrealized appreciation (depreciation)	(47,589)	172,904	(271,422)	158,005

Net increase in net assets resulting from operations	587,768	163,202	593,380	432,377

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(112,813)	(59,632)	(103,007)	(21,263)

Total distributions to shareholders	(112,813)	(59,632)	(103,007)	(21,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,055,611	8,648,515	10,603,250	4,928,823
Cost of shares redeemed	(3,051,545)	(4,672,212)	(6,076,494)	(1,270,661)

Net increase in net assets from capital share transactions	3,004,066	3,976,303	4,526,756	3,658,162

INCREASE IN NET ASSETS	3,479,021	4,079,873	5,017,129	4,069,276

NET ASSETS
Beginning of period	4,079,873	–	4,069,276	–

End of period	$7,558,894	$4,079,873	$9,086,405	$4,069,276

Undistributed net investment income included in net assets at end of period	$78,067	$55,719	$76,201	$46,927

SHARES ISSUED AND REDEEMED
Shares sold	200,000	350,000	350,000	200,000
Shares redeemed	(100,000)	(200,000)	(200,000)	(50,000)

Net increase in shares outstanding	100,000	150,000	150,000	150,000

[a]	Commencement of operations.

See notes to financial statements.

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund		iShares S&P Target Date 2040 Index Fund
	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009	Year ended July 31, 2010	Period from November 4, 2008[a] to July 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,831	$52,565	$124,602	$50,930
Net realized gain	487,189	50,997	262,286	45,576
Net change in unrealized appreciation (depreciation)	(187,392)	49,057	10,405	50,577

Net increase in net assets resulting from operations	362,628	152,619	397,293	147,083

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,185)	(20,464)	(63,136)	(20,707)
From net realized gain	(13,903)	–	(5,416)	–

Total distributions to shareholders	(63,088)	(20,464)	(68,552)	(20,707)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,116,009	3,841,782	9,190,198	3,839,189
Cost of shares redeemed	(6,106,563)	(1,265,150)	(1,606,436)	(1,260,991)

Net increase in net assets from capital share transactions	9,446	2,576,632	7,583,762	2,578,198

INCREASE IN NET ASSETS	308,986	2,708,787	7,912,503	2,704,574

NET ASSETS
Beginning of period	2,708,787	–	2,704,574	–

End of period	$3,017,773	$2,708,787	$10,617,077	$2,704,574

Undistributed net investment income included in net assets at end of period	$45,747	$32,101	$91,689	$30,223

SHARES ISSUED AND REDEEMED
Shares sold	200,000	150,000	300,000	150,000
Shares redeemed	(200,000)	(50,000)	(50,000)	(50,000)

Net increase in shares outstanding	–	100,000	250,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Conservative Allocation Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.54	0.49
Net realized and unrealized gain[c]	1.64	0.77

Total from investment operations	2.18	1.26

Less distributions from:
Net investment income	(0.58)	(0.43)

Total distributions	(0.58)	(0.43)

Net asset value, end of period	$27.87	$26.27

Total return	8.38%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,409	$10,509
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.98%	2.65%
Portfolio turnover rate[g]	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Moderate Allocation Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.58	0.52
Net realized and unrealized gain[c]	1.82	0.86

Total from investment operations	2.40	1.38

Less distributions from:
Net investment income	(0.54)	(0.42)

Total distributions	(0.54)	(0.42)

Net asset value, end of period	$28.42	$26.56

Total return	9.08%	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,263	$18,591
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.06%	2.80%
Portfolio turnover rate[g]	6%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Growth Allocation Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.63	0.58
Net realized and unrealized gain[c]	2.22	0.88

Total from investment operations	2.85	1.46

Less distributions from:
Net investment income	(0.59)	(0.45)

Total distributions	(0.59)	(0.45)

Net asset value, end of period	$29.06	$26.80

Total return	10.68%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,030	$26,797
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.18%	3.22%
Portfolio turnover rate[g]	5%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Aggressive Allocation Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.56	0.59
Net realized and unrealized gain[c]	3.15	0.91

Total from investment operations	3.71	1.50

Less distributions from:
Net investment income	(0.57)	(0.49)

Total distributions	(0.57)	(0.49)

Net asset value, end of period	$30.11	$26.97

Total return	13.78%	6.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,661	$18,876
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.89%	3.38%
Portfolio turnover rate[g]	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date Retirement Income Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.67	0.53
Net realized and unrealized gain[c]	1.97	1.05

Total from investment operations	2.64	1.58

Less distributions from:
Net investment income	(0.71)	(0.54)

Total distributions	(0.71)	(0.54)

Net asset value, end of period	$28.55	$26.62

Total return	10.03%	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,138	$2,662
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.39%	2.88%
Portfolio turnover rate[g]	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2010 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.69	0.54
Net realized and unrealized gain[c]	2.32	1.09

Total from investment operations	3.01	1.63

Less distributions from:
Net investment income	(0.72)	(0.18)

Total distributions	(0.72)	(0.18)

Net asset value, end of period	$29.40	$27.11

Total return	11.15%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,940	$2,711
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.38%	2.94%
Portfolio turnover rate[g]	11%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2015 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.70	0.54
Net realized and unrealized gain[c]	2.56	1.09

Total from investment operations	3.26	1.63

Less distributions from:
Net investment income	(0.53)	(0.19)

Total distributions	(0.53)	(0.19)

Net asset value, end of period	$29.91	$27.18

Total return	12.04%	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,982	$2,718
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.40%	2.98%
Portfolio turnover rate[g]	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2020 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.66	0.54
Net realized and unrealized gain[c]	2.80	1.04

Total from investment operations	3.46	1.58

Less distributions from:
Net investment income	(0.44)	(0.19)

Total distributions	(0.44)	(0.19)

Net asset value, end of period	$30.22	$27.20

Total return	12.73%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,578	$2,720
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.22%	3.01%
Portfolio turnover rate[g]	13%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2025 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.66	0.57
Net realized and unrealized gain[c]	2.94	0.95

Total from investment operations	3.60	1.52

Less distributions from:
Net investment income	(0.56)	(0.20)

Total distributions	(0.56)	(0.20)

Net asset value, end of period	$30.24	$27.20

Total return	13.27%	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,559	$4,080
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.22%	3.22%
Portfolio turnover rate[g]	9%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2030 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.64	0.54
Net realized and unrealized gain[c]	3.04	0.86

Total from investment operations	3.68	1.40

Less distributions from:
Net investment income	(0.52)	(0.21)

Total distributions	(0.52)	(0.21)

Net asset value, end of period	$30.29	$27.13

Total return	13.56%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,086	$4,069
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.15%	3.08%
Portfolio turnover rate[g]	18%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2035 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.59	0.52
Net realized and unrealized gain[c]	3.13	0.79

Total from investment operations	3.72	1.31

Less distributions from:
Net investment income	(0.63)	(0.20)

Total distributions	(0.63)	(0.20)

Net asset value, end of period	$30.18	$27.09

Total return	13.74%	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,018	$2,709
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.99%	3.01%
Portfolio turnover rate[g]	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2040 Index Fund
	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.68	0.51
Net realized and unrealized gain[c]	3.06	0.75

Total from investment operations	3.74	1.26

Less distributions from:
Net investment income	(0.46)	(0.21)

Total distributions	(0.46)	(0.21)

Net asset value, end of period	$30.33	$27.05

Total return	13.82%	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,617	$2,705
Ratio of expenses to average net assets[e,f]	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.26%	2.94%
Portfolio turnover rate[g]	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Conservative Allocation, iShares S&P Moderate Allocation, iShares S&P Growth Allocation and iShares S&P Aggressive Allocation Funds (each, a “Fund”, collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund”, collectively, the “iShares S&P Target Date Funds”).

The investment objective of each of the iShares S&P Allocation Funds and iShares S&P Target Date Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Risk Index or S&P Target Date Index, respectively (each, an “Underlying Index”). Each Underlying Index is comprised entirely of securities of iShares Funds (each, an “Underlying Fund”, collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of July 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Allocation/Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P Conservative	$–	$1,410,858	$(41,357)	$1,369,501
S&P Moderate	44,515	2,264,719	(4,198)	2,305,036
S&P Growth	38,869	3,650,527	(14,627)	3,674,769
S&P Aggressive	3,637	3,795,543	(18,094)	3,781,086
S&P Target Date Retirement Income	–	2,435	(5,505)	(3,070)
S&P Target Date 2010	41,054	(35,936)	–	5,118
S&P Target Date 2015	62,499	(74,392)	(23,629)	(35,522)
S&P Target Date 2020	85,051	16,857	(21,708)	80,200
S&P Target Date 2025	78,067	120,809	(17,467)	181,409
S&P Target Date 2030	76,201	(159,736)	(5,108)	(88,643)
S&P Target Date 2035	45,747	(178,734)	(18)	(133,005)
S&P Target Date 2040	91,689	19,131	–	110,820

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended July 31, 2010 and July 31, 2009 were as follows:

iShares Allocation/Index Fund	2010	2009
S&P Conservative Allocation
Distributions paid from:
Ordinary income	$540,550	$110,776

Total Distributions	$540,550	$110,776

S&P Moderate Allocation
Distributions paid from:
Ordinary income	$812,887	$170,440

Total Distributions	$812,887	$170,440

S&P Growth Allocation
Distributions paid from:
Ordinary income	$963,545	$315,287

Total Distributions	$963,545	$315,287

S&P Aggressive Allocation
Distributions paid from:
Ordinary income	$651,447	$298,102

Total Distributions	$651,447	$298,102

S&P Target Date Retirement Income
Distributions paid from:
Ordinary income	$100,855	$53,934

Total Distributions	$100,855	$53,934

S&P Target Date 2010
Distributions paid from:
Ordinary income	$71,560	$18,008

Total Distributions	$71,560	$18,008

S&P Target Date 2015
Distributions paid from:
Ordinary income	$79,675	$18,722

Total Distributions	$79,675	$18,722

S&P Target Date 2020
Distributions paid from:
Ordinary income	$87,372	$19,333

Total Distributions	$87,372	$19,333

S&P Target Date 2025
Distributions paid from:
Ordinary income	$112,813	$59,632

Total Distributions	$112,813	$59,632

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

SHARES® TRUST

iShares Allocation/Index Fund	2010	2009
S&P Target Date 2030
Distributions paid from:
Ordinary income	$103,007	$21,263

Total Distributions	$103,007	$21,263

S&P Target Date 2035
Distributions paid from:
Ordinary income	$63,088	$20,464

Total Distributions	$63,088	$20,464

S&P Target Date 2040
Distributions paid from:
Ordinary income	$68,552	$20,707

Total Distributions	$68,552	$20,707

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2010.

From November 1, 2009 to July 31, 2010, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2011, as follows:

iShares Allocation/Index Fund	Deferred Net Realized Capital Losses
S&P Conservative	$41,357
S&P Moderate	4,198
S&P Growth	1
S&P Target Date Retirement Income	5,505
S&P Target Date 2015	23,629

iShares Allocation/Index Fund	Deferred Net Realized Capital Losses
S&P Target Date 2020	$21,708
S&P Target Date 2025	17,467
S&P Target Date 2030	5,108
S&P Target Date 2035	18

Certain Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Allocation/Index Fund	Expiring 2018	Total
S&P Growth	$14,626	$14,626
S&P Aggressive	18,094	18,094

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended July 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Conservative	$40,430,094	$1,442,706	$(31,848)	$1,410,858
S&P Moderate	57,431,772	2,385,078	(120,359)	2,264,719
S&P Growth	58,114,509	3,884,687	(234,160)	3,650,527
S&P Aggressive	39,868,917	3,795,543	–	3,795,543
S&P Target Date Retirement Income	7,223,821	95,727	(93,292)	2,435
S&P Target Date 2010	3,019,230	41,044	(76,980)	(35,936)
S&P Target Date 2015	6,151,557	73,089	(147,481)	(74,392)
S&P Target Date 2020	10,717,242	111,461	(94,604)	16,857
S&P Target Date 2025	7,577,895	139,349	(18,540)	120,809
S&P Target Date 2030	9,415,894	58,399	(218,135)	(159,736)
S&P Target Date 2035	3,256,416	11,823	(190,557)	(178,734)
S&P Target Date 2040	10,814,714	102,431	(83,300)	19,131

Management has reviewed the tax positions as of July 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock,” and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to receive an annual investment advisory fee of 0.25% of the average daily net assets of each Fund. BFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through June 30, 2012. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2010, BTC earned securities lending agent fees as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$1,145
S&P Moderate	1,974
S&P Growth	2,471
S&P Aggressive	2,096
S&P Target Date Retirement Income	31
S&P Target Date 2010	42

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2015	$88
S&P Target Date 2020	21
S&P Target Date 2025	138
S&P Target Date 2030	25
S&P Target Date 2035	86
S&P Target Date 2040	170

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest in the Statements of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2010 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$2,091,733	$2,094,501
S&P Moderate	2,618,155	2,620,881
S&P Growth	2,360,232	2,371,967
S&P Aggressive	2,610,170	2,592,104
S&P Target Date Retirement Income	611,696	615,885
S&P Target Date 2010	375,227	375,658
S&P Target Date 2015	667,435	645,009

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Purchases	Sales
S&P Target Date 2020	$876,526	$822,137
S&P Target Date 2025	602,746	579,472
S&P Target Date 2030	1,204,034	1,177,021
S&P Target Date 2035	545,716	546,982
S&P Target Date 2040	811,522	755,849

In-kind transactions (see Note 4) for the year ended July 31, 2010 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$30,115,845	$1,375,082
S&P Moderate	39,361,038	1,375,992
S&P Growth	36,022,415	4,217,469
S&P Aggressive	25,302,939	2,965,354
S&P Target Date Retirement Income	8,509,690	4,241,520
S&P Target Date 2010	4,371,674	4,348,224
S&P Target Date 2015	7,426,218	4,482,365
S&P Target Date 2020	10,505,100	3,095,855
S&P Target Date 2025	6,044,275	3,045,030
S&P Target Date 2030	10,590,070	6,067,303
S&P Target Date 2035	6,108,343	6,098,194
S&P Target Date 2040	9,179,579	1,605,467

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of July 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund, iShares S&P Growth Allocation Fund, iShares S&P Aggressive Allocation Fund, iShares S&P Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund and iShares S&P Target Date 2040 Index Fund (the “Funds”), at July 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	61

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2010 qualified for the dividends-received deduction:

iShares Allocation/Index Fund	Dividends- Received Deduction
S&P Conservative	11.90%
S&P Moderate	19.42
S&P Growth	26.57
S&P Aggressive	41.21
S&P Target Date Retirement Income	16.97
S&P Target Date 2010	27.74

iShares Allocation/Index Fund	Dividends- Received Deduction
S&P Target Date 2015	40.73%
S&P Target Date 2020	57.46
S&P Target Date 2025	49.54
S&P Target Date 2030	58.45
S&P Target Date 2035	50.43
S&P Target Date 2040	87.59

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares S&P Target Date 2010 Index Fund designates $865 as long-term capital gain dividends for the fiscal year ended July 31, 2010.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2010:

iShares Allocation/Index Fund	Qualified Dividend Income
S&P Conservative	$118,014
S&P Moderate	338,283
S&P Growth	526,703
S&P Aggressive	525,200
S&P Target Date Retirement Income	24,857
S&P Target Date 2010	28,121

iShares Allocation/Index Fund	Qualified Dividend Income
S&P Target Date 2015	$51,167
S&P Target Date 2020	78,425
S&P Target Date 2025	87,513
S&P Target Date 2030	94,730
S&P Target Date 2035	47,638
S&P Target Date 2040	68,552

Under Section 871(k)(2)(C) of the Code, certain Funds hereby designate the following amounts as short-term capital gain dividends for the fiscal year ended July 31, 2010:

iShares Allocation/Index Fund	Short-Term Capital Gain Dividends
S&P Moderate	$39
S&P Target Date 2035	13,903
S&P Target Date 2040	5,416

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Allocation/Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Conservative	$0.57924	$–	$0.00184	$0.58108	100%	–%	–%	100%
S&P Moderate	0.53931	0.00003	0.00194	0.54128	100	–	–	100
S&P Growth	0.58684	–	0.00363	0.59047	99	–	1	100
S&P Aggressive	0.55960	–	0.00623	0.56583	99	–	1	100
S&P Target Date Retirement Income	0.70833	–	0.00201	0.71034	100	–	–	100
S&P Target Date 2010	0.71269	–	0.00291	0.71560	100	–	–	100
S&P Target Date 2015	0.52811	–	0.00305	0.53116	99	–	1	100
S&P Target Date 2020	0.43346	–	0.00340	0.43686	99	–	1	100
S&P Target Date 2025	0.56034	–	0.00372	0.56406	99	–	1	100
S&P Target Date 2030	0.51108	–	0.00395	0.51503	99	–	1	100
S&P Target Date 2035	0.48769	0.13903	0.00416	0.63088	77	22	1	100
S&P Target Date 2040	0.41543	0.03611	0.00547	0.45701	91	8	1	100

SUPPLEMENTAL INFORMATION	63

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Conservative Allocation Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.27%
Greater than 2.0% and Less than 2.5%	2	0.53
Greater than 1.5% and Less than 2.0%	8	2.13
Greater than 1.0% and Less than 1.5%	32	8.51
Greater than 0.5% and Less than 1.0%	29	7.71
Between 0.5% and -0.5%	292	77.65
Less than -0.5% and Greater than -1.0%	5	1.33
Less than -1.0% and Greater than -1.5%	6	1.60
Less than -1.5% and Greater than -2.0%	1	0.27

	376	100.00%

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Moderate Allocation Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.27%
Greater than 1.5% and Less than 2.0%	8	2.13
Greater than 1.0% and Less than 1.5%	22	5.85
Greater than 0.5% and Less than 1.0%	42	11.17
Between 0.5% and -0.5%	291	77.38
Less than -0.5% and Greater than -1.0%	6	1.60
Less than -1.0% and Greater than -1.5%	5	1.33
Less than -1.5% and Greater than -2.0%	1	0.27

	376	100.00%

iShares S&P Growth Allocation Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	1.33%
Between 0.5% and -0.5%	368	97.87
Less than -0.5%	3	0.80

	376	100.00%

iShares S&P Aggressive Allocation Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.53%
Greater than 1.5% and Less than 2.0%	4	1.06
Greater than 1.0% and Less than 1.5%	1	0.27
Greater than 0.5% and Less than 1.0%	3	0.80
Between 0.5% and -0.5%	365	97.07
Less than -0.5%	1	0.27

	376	100.00%

SUPPLEMENTAL INFORMATION	65

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date Retirement Income Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	3	0.80%
Greater than 5.5% and Less than 6.0%	1	0.27
Greater than 5.0% and Less than 5.5%	2	0.53
Greater than 4.5% and Less than 5.0%	9	2.39
Greater than 4.0% and Less than 4.5%	11	2.93
Greater than 3.5% and Less than 4.0%	11	2.93
Greater than 3.0% and Less than 3.5%	4	1.06
Greater than 2.5% and Less than 3.0%	8	2.13
Greater than 2.0% and Less than 2.5%	6	1.60
Greater than 1.5% and Less than 2.0%	10	2.66
Greater than 1.0% and Less than 1.5%	6	1.60
Greater than 0.5% and Less than 1.0%	13	3.46
Between 0.5% and -0.5%	266	70.72
Less than -0.5% and Greater than -1.0%	3	0.80
Less than -1.0% and Greater than -1.5%	7	1.86
Less than -1.5% and Greater than -2.0%	1	0.27
Less than -2.0% and Greater than -2.5%	8	2.13
Less than -2.5% and Greater than -3.0%	2	0.53
Less than -3.0% and Greater than -3.5%	4	1.06
Less than -3.5% and Greater than -4.0%	1	0.27

	376	100.00%

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2010 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	5	1.33%
Greater than 4.5% and Less than 5.0%	2	0.53
Greater than 4.0% and Less than 4.5%	1	0.27
Greater than 3.5% and Less than 4.0%	18	4.79
Greater than 3.0% and Less than 3.5%	17	4.52
Greater than 2.5% and Less than 3.0%	24	6.38
Greater than 2.0% and Less than 2.5%	14	3.72
Greater than 1.5% and Less than 2.0%	7	1.86
Greater than 1.0% and Less than 1.5%	3	0.80
Greater than 0.5% and Less than 1.0%	14	3.72
Between 0.5% and -0.5%	263	69.95
Less than -0.5% and Greater than -1.0%	1	0.27
Less than -1.0% and Greater than -1.5%	2	0.53
Less than -1.5% and Greater than -2.0%	1	0.27
Less than -2.0%	4	1.06

	376	100.00%

iShares S&P Target Date 2015 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.27%
Between 0.5% and -0.5%	375	99.73

	376	100.00%

iShares S&P Target Date 2020 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53%
Between 0.5% and -0.5%	374	99.47

	376	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2025 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.53%
Between 0.5% and -0.5%	374	99.47

	376	100.00%

iShares S&P Target Date 2030 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	1.06%
Between 0.5% and -0.5%	372	98.94

	376	100.00%

iShares S&P Target Date 2035 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	5	1.33%
Greater than 5.0% and Less than 5.5%	1	0.27
Greater than 4.5% and Less than 5.0%	1	0.27
Greater than 4.0% and Less than 4.5%	5	1.33
Greater than 3.5% and Less than 4.0%	11	2.93
Greater than 3.0% and Less than 3.5%	14	3.72
Greater than 2.5% and Less than 3.0%	11	2.93
Greater than 2.0% and Less than 2.5%	7	1.86
Greater than 1.5% and Less than 2.0%	8	2.13
Greater than 1.0% and Less than 1.5%	11	2.93
Greater than 0.5% and Less than 1.0%	10	2.66
Between 0.5% and -0.5%	265	70.46
Less than -0.5% and Greater than -1.0%	7	1.86
Less than -1.0% and Greater than -1.5%	5	1.33
Less than -1.5% and Greater than -2.0%	1	0.27
Less than -2.0% and Greater than -2.5%	2	0.53
Less than -2.5% and Greater than -3.0%	5	1.33
Less than -3.0% and Greater than -3.5%	2	0.53
Less than -3.5%	5	1.33

	376	100.00%

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Target Date 2040 Index Fund

Period Covered: January 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.27%
Greater than 4.0% and Less than 4.5%	1	0.27
Greater than 3.5% and Less than 4.0%	3	0.80
Greater than 3.0% and Less than 3.5%	3	0.80
Greater than 2.5% and Less than 3.0%	8	2.13
Greater than 2.0% and Less than 2.5%	6	1.60
Greater than 1.5% and Less than 2.0%	12	3.19
Greater than 1.0% and Less than 1.5%	30	7.98
Greater than 0.5% and Less than 1.0%	12	3.19
Between 0.5% and -0.5%	297	78.97
Less than -0.5% and Greater than -1.0%	2	0.53
Less than -1.0% and Greater than -1.5%	1	0.27

	376	100.00%

SUPPLEMENTAL INFORMATION	69

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 211 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years

Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	73

Notes:

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	75

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	77

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/ NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-3402-0910

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-74-0710

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® MSCI SERIES

JULY 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares MSCI Emerging Markets Financials Sector Index Fund  |  EMFN  |  NASDAQ

iShares MSCI Emerging Markets Materials Sector Index Fund  |  EMMT  |  NASDAQ

iShares MSCI Europe Financials Sector Index Fund  |  EUFN  |  NASDAQ

iShares MSCI Far East Financials Sector Index Fund  |  FEFN  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
7.38%	7.63%	5.80%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Banks	70.32%

Diversified Financial Services	12.58

Insurance	7.64

Real Estate	7.32

Holding Companies – Diversified	1.88

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Itau Unibanco Holding SA SP ADR (Brazil)	7.26%

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	6.83

Banco Bradesco SA Preferred SP ADR (Brazil)	5.25

China Construction Bank Corp. Class H (China)	4.66

Industrial and Commercial Bank of China Ltd. Class H (China)	4.66

HDFC Bank Ltd. SP ADR (India)	4.45

China Life Insurance Co. Ltd. Class H (China)	4.06

Bank of China Ltd. Class H (China)	3.70

Sberbank GDR (Russia)	3.10

ICICI Bank Ltd. SP ADR (India)	3.02

TOTAL	46.99%

The iShares MSCI Emerging Markets Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of emerging markets countries. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 7.38%, while the total return for the Index was 5.80%.

Broad emerging markets, as measured by the MSCI Emerging Markets Index, advanced fractionally for the reporting period. However the slight gain masked a considerable amount of volatility amid a dramatic shift in market sentiment. Leading into the reporting period, many developed economies had returned to positive growth, providing a boost to export-driven emerging markets.

However, the rally in emerging markets peaked in April as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the credit crisis on the global economic recovery weighed on investor confidence. As a result, emerging markets fell sharply from mid-April through the end of May 2010, giving back all of their earlier gains and then some. Market sentiment then turned more positive during the last few weeks of the reporting period, allowing the broad emerging markets to recapture a measure of their previous gains.

On a regional basis, Latin American markets generated the best returns as double-digit gains in Colombia and Peru helped offset weakness in Brazil. Emerging Asian markets also posted positive results, led by Indonesia and Thailand. China, the largest country weighting in the Fund, declined modestly for the reporting period, lagging other emerging Asian markets as the country wrestled with a slowdown in domestic demand. Eastern European markets suffered the largest losses amid concerns that the fiscal crisis in western

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Europe could extend into the region. South Africa, on the other hand, advanced for the reporting period, benefiting from higher gold prices and positive economic growth.

As represented by the Index, financial stocks in emerging markets generated modest gains for the reporting period and outperformed the broad emerging markets indexes. In general, financial stocks in developing countries had little to no exposure to the European sovereign debt crisis, so these stocks held up better than financial equities in developed markets. In addition, robust growth domestically boosted lending activity in emerging markets.

Eight of the Fund’s ten largest holdings as of July 31, 2010, advanced for the reporting period. The best performer was Indian bank HDFC Bank Ltd., which returned nearly 19% for the reporting period. Other top performers included South Korean financial services firm Shinhan Financial Group Co. Ltd. and Brazilian bank Itau Unibanco Holding SA (the Fund’s two largest holdings as of July 31, 2010). The only two stocks among the Fund’s top ten holdings to decline for the reporting period were Russian bank Sberbank and Chinese insurer China Life Insurance Co. Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
(6.00)%	(5.88)%	(4.05)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Mining	47.65%

Iron & Steel	22.58

Chemicals	11.70

Building Materials	10.72

Metal Fabricate & Hardware	3.52

Forest Products & Paper	2.75

Manufacturing	0.37

Coal	0.32

Short-Term and Other Net Assets	0.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Vale SA Class A Preferred SP ADR (Brazil)	12.31%

Vale SA SP ADR (Brazil)	9.65

POSCO SP ADR (South Korea)	9.11

AngloGold Ashanti Ltd. (South Africa)	3.35

Companhia Siderurgica Nacional SA SP ADR (Brazil)	3.35

Impala Platinum Holdings Ltd. (South Africa)	3.25

Sterlite Industries (India) Ltd. SP ADR (India)	2.94

Gerdau SA Preferred SP ADR (Brazil)	2.90

JSC MMC Norilsk Nickel SP ADR (Russia)	2.80

Compania de Minas Buenaventura SA SP ADR (Peru)	2.57

TOTAL	52.23%

The iShares MSCI Emerging Markets Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was (6.00)%, while the total return for the Index was (4.05)%.

Broad emerging markets, as measured by the MSCI Emerging Markets Index, advanced fractionally for the reporting period. However the slight gain masked a considerable amount of volatility amid a dramatic shift in market sentiment. Leading into the reporting period, many developed economies had returned to positive growth, providing a boost to export-driven emerging markets.

However, the rally in emerging markets peaked in April as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls. With memories of the 2008 credit crisis still fresh, these fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the debt crisis on the global economic recovery weighed on investor confidence. As a result, emerging markets fell sharply from mid-April through the end of May 2010, giving back all of their earlier gains and then some. Market sentiment grew more positive during the last few weeks of the reporting period, allowing the broad emerging markets to recapture a measure of their previous gains.

On a regional basis, Latin American markets generated the best returns as double-digit gains in Colombia and Peru helped offset weakness in Brazil, the largest country weighting in the Fund, which declined modestly amid expectations of weaker demand for commodities as the global economy slowed. Although most emerging Asian markets posted positive results, led by Indonesia and Thailand, China fell slightly as the country wrestled with a slowdown in domestic demand. South Africa advanced for the reporting period, while eastern European markets suffered the largest losses amid concerns that the fiscal crisis in western Europe could extend into the region.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

As represented by the Index, materials stocks in emerging markets declined for the reporting period and underperformed the broad emerging markets indexes. Materials stocks are among the most economically sensitive segments of the global equity markets, and investor concerns about the European debt crisis and its potential to derail the global economic recovery weighed heavily on this sector. As a result, materials stocks in emerging markets were among the hardest hit by the market reversal in the spring of 2010, and although they recovered somewhat toward the end of the period, it was not enough to make up for their earlier losses.

Seven of the Fund’s ten largest holdings as of July 31, 2010, declined for the reporting period. The weakest performers were South Korean steel maker POSCO and Indian copper producer Sterlite Industries Ltd., both of which declined by more than 20% for the reporting period. Other noteworthy decliners included Brazilian mining company Vale SA and Brazilian steel maker Gerdau SA. The only three stocks among the Fund’s top ten holdings to advance for the reporting period were Peruvian mining concern Compania de Minas Buenaventura SA, Brazilian steel maker Companhia Siderurgica Nacional SA, and South African gold mining company AngloGold Ashanti Ltd.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
(5.82)%	(5.40)%	(5.79)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Banks	64.97%

Insurance	20.77

Diversified Financial Services	8.26

Real Estate	2.71

Investment Companies	1.13

Real Estate Investment Trusts	0.93

Holding Companies – Diversified	0.59

Venture Capital	0.29

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	11.59%

Banco Santander SA (Spain)	7.02

BNP Paribas (France)	4.27

UBS AG Registered (Switzerland)	4.08

Barclays PLC (United Kingdom)	3.93

Standard Chartered PLC (United Kingdom)	3.82

Allianz SE Registered (Germany)	3.49

Credit Suisse Group AG Registered (Switzerland)	3.38

Banco Bilbao Vizcaya Argentaria SA (Spain)	3.15

Lloyds Banking Group PLC (United Kingdom)	2.87

TOTAL	47.60%

The iShares MSCI Europe Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Europe Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was (5.82)%, while the total return for the Index was (5.79)%.

The developed European equity markets fell for the reporting period amid a dramatic shift in market sentiment. Leading into the reporting period, European markets were in the midst of a strong rally and many countries had returned to positive growth.

However, the rally in European markets peaked in April as a sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls, including Portugal, Spain, Ireland, and Italy. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the credit crisis on the global economic recovery weighed on investor confidence. As a result, European markets fell sharply between April and June 2010, giving back all of their earlier gains and then some.

European financial stocks, as represented by the Index, performed roughly in line with the broad market indexes but demonstrated considerably greater volatility. Financial stocks in Europe tumbled sharply because of their exposure to debt issued by Greece and other European countries under fiscal stress. However, most of the largest European financial institutions passed a “stress test” toward the end of the reporting period, giving investors greater confidence in their ability to weather the fiscal crisis. Consequently, European financial stocks enjoyed a substantial rebound in the final month of the reporting period.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Six of the Fund’s ten largest holdings as of July 31, 2010, declined for the reporting period. The weaker performers were two Spanish banks, Banco Bilbao Vizcaya Argentaria SA and Banco Santander SA, both of which fell by more than 20% for the reporting period. Other noteworthy decliners included French bank BNP Paribas and British financial services firm HSBC Holdings PLC, the Fund’s largest holding at the end of the reporting period. The four stocks among the Fund’s top ten holdings to advance for the reporting period were British banks Lloyds Banking Group PLC and Standard Chartered PLC, which both posted double-digit gains, and Swiss financial services firm UBS AG and British financial services company Barclays PLC, both having posted single-digit gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
(4.46)%	(4.49)%	(4.42)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Banks	47.87%

Real Estate	24.52

Insurance	10.17

Diversified Financial Services	9.99

Real Estate Investment Trusts	3.77

Holding Companies – Diversified	2.99

Venture Capital	0.57

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Mitsubishi UFJ Financial Group Inc. (Japan)	10.47%

Sumitomo Mitsui Financial Group Inc. (Japan)	6.93

Mizuho Financial Group Inc. (Japan)	5.35

Sun Hung Kai Properties Ltd. (Hong Kong)	3.81

United Overseas Bank Ltd. (Singapore)	3.78

Tokio Marine Holdings Inc. (Japan)	3.30

Nomura Holdings Inc. (Japan)	3.26

Cheung Kong (Holdings) Ltd. (Hong Kong)	3.13

Oversea-Chinese Banking Corp. Ltd. (Singapore)	2.87

Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	2.84

TOTAL	45.74%

The iShares MSCI Far East Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Far East Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in the Far East region. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was (4.46)%, while the total return for the Index was (4.42)%.

The developed Asian equity markets posted mixed returns during the reporting period, but they experienced a considerable amount of volatility amid a dramatic shift in market sentiment. As the reporting period began, Asian markets were in the midst of a strong rally and many countries had returned to positive growth.

However, the rally in Asian markets peaked in April as the effects of a sovereign debt crisis in Greece and other European countries facing sizable budget shortfalls, including Portugal, Spain, Ireland, and Italy, impacted markets world-wide. With memories of the 2008 credit crisis still fresh, these most recent fiscal problems led to a significant flight to quality in the financial markets. In addition, the potentially damaging impact of the credit crisis on the global economic recovery weighed on investor confidence. As a result, Asian markets fell sharply between April and June 2010, giving back all of their earlier gains and then some.

Asian financial stocks, as represented by the Index, declined for the reporting period and underperformed the broad equity indexes. Financial stocks in Asia were negatively impacted because of exposure to debt issued by European countries under fiscal stress. In addition, Japanese financial stocks, which comprised more than 60% of the Index as of July 31, 2010, continued to struggle with a steep decline in lending and historically low interest rates, which squeezed net interest margins for banks. Although Asian financial stocks enjoyed a rebound late in the reporting period, it was not enough to offset earlier declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Seven of the Fund’s ten largest holdings as of July 31, 2010, declined for the reporting period. The weakest performer was Japanese financial services firm Nomura Holdings Inc., which slid by more than 30% for the reporting period. Other noteworthy decliners included Japanese bank Mizuho Financial Group Inc. and Chinese exchange operator Hong Kong Exchanges and Clearing Ltd. The only three stocks among the Fund’s top ten holdings to advance for the reporting period were Oversea-Chinese Banking Corp. Ltd., United Overseas Bank Ltd., based in Singapore, and Chinese real estate development company Sun Hung Kai Properties Ltd.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/10 to 7/31/10)
Emerging Markets Financials Sector
Actual	$1,000.00	$1,140.40	0.69%	$3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.46
Emerging Markets Materials Sector
Actual	1,000.00	1,058.20	0.69	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.46
Europe Financials Sector
Actual	1,000.00	1,015.70	0.48	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Far East Financials Sector
Actual	1,000.00	1,000.70	0.48	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 94.49%

BRAZIL – 9.29%
Banco Santander (Brasil) SA SP ADR	4,000	$53,280
Itau Unibanco Holding SA SP ADR	8,510	190,539

		243,819

CHILE – 1.28%
Banco Santander (Chile) SA SP ADR	406	33,702

		33,702

CHINA – 30.81%
Agricultural Bank of China Ltd. Class Ha	40,000	18,029
Bank of China Ltd. Class H	184,000	97,149
Bank of Communications Co. Ltd. Class H	22,000	24,421
China CITIC Bank Class H	22,000	14,845
China Construction Bank Corp. Class H	144,000	122,204
China Everbright Ltd.	4,000	10,431
China Life Insurance Co. Ltd. Class H	24,000	106,627
China Merchants Bank Co. Ltd. Class H	14,690	39,253
China Minsheng Banking Corp. Ltd. Class H	22,800	21,287
China Overseas Land & Investment Ltd.	12,000	25,714
China Pacific Insurance (Group) Co. Ltd. Class H	5,600	22,356
China Resources Land Ltd.	8,000	16,978
China Taiping Insurance Holdings Co. Ltd.[a]	3,600	12,146
Country Garden Holdings Co. Ltd.	24,000	7,603
Franshion Properties (China) Ltd.	44,000	12,749
Guangzhou R&F Properties Co. Ltd. Class H	4,000	6,264
Hopson Development Holdings Ltd.	4,000	5,439
Industrial and Commercial Bank of China Ltd. Class H	160,000	122,183
Longfor Properties Co. Ltd.	21,000	23,014
PICC Property and Casualty Co. Ltd. Class Ha	12,000	12,146
Ping An Insurance (Group) Co. of China Ltd. Class Hb	5,000	41,434
Poly (Hong Kong) Investments Ltd.[c]	8,000	9,653
Renhe Commercial Holdings Co. Ltd.	12,000	2,581
Shimao Property Holdings Ltd.	6,000	11,513
Shui On Land Ltd.	14,000	6,382

Security	Shares	Value
Sino-Ocean Land Holdings Ltd.	13,000	$9,927
Soho China Ltd.	10,000	6,168

		808,496

COLOMBIA – 1.40%
Bancolombia SA SP ADR	626	36,702

		36,702

CZECH REPUBLIC – 0.76%
Komercni Banka AS	102	19,807

		19,807

EGYPT – 0.11%
Commercial International Bank SP ADR	400	2,920

		2,920

HUNGARY – 0.92%
OTP Bank Nyrt[a]	1,008	24,194

		24,194

INDIA – 8.00%
Axis Bank Ltd. SP GDR[d]	464	13,572
HDFC Bank Ltd. SP ADR	710	116,852
ICICI Bank Ltd. SP ADR	2,040	79,376

		209,800

INDONESIA – 3.95%
PT Bank Central Asia Tbk	53,000	35,241
PT Bank Danamon Indonesia Tbk	20,000	11,957
PT Bank Mandiri Tbk	30,000	20,115
PT Bank Negara Indonesia (Persero) Tbk	29,000	9,803
PT Bank Rakyat Indonesia Tbk	24,000	26,552

		103,668

MEXICO – 2.28%
Grupo Financiero Banorte SAB de CV Series O	8,200	32,148
Grupo Financiero Inbursa SAB de CV Series O	7,800	27,581

		59,729

PERU – 1.37%
Credicorp Ltd.	368	35,961

		35,961

PHILIPPINE ISLANDS – 2.30%
Ayala Corp.	2,500	17,398
Ayala Land Inc.	22,000	7,061

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Banco de Oro Unibank Inc.	6,600	$6,767
Bank of the Philippine Islands	14,200	14,777
SM Prime Holdings Inc.	62,000	14,428

		60,431

POLAND – 3.06%
Bank Handlowy w Warszawie SA	210	5,284
Bank Millennium SAa	4,172	6,342
Bank Pekao SA	238	12,698
Bank Zachodni WBK SA	84	5,045
BRE Bank SAa	94	7,892
BRE Bank SA New[a]	39	3,250
Getin Holding SAa	2,306	7,709
Globe Trade Centre SAa	964	7,563
ING Bank Slaski SAa	8	2,037
Powszechna Kasa Oszczednosci Bank Polski SA	1,762	22,485

		80,305

RUSSIA – 3.10%
Sberbank GDR[d]	276	81,263

		81,263

SOUTH AFRICA – 9.20%
Absa Group Ltd.	790	14,710
African Bank Investments Ltd.	5,560	25,502
FirstRand Ltd.	15,034	41,682
Growthpoint Properties Ltd.	4,676	10,628
Investec Ltd.	2,100	17,110
Nedbank Group Ltd.	218	4,036
Redefine Income Fund Ltd.	7,496	7,851
Remgro Ltd.	2,340	32,038
RMB Holdings Ltd.	5,674	26,802
Sanlam Ltd.	1,770	6,063
Standard Bank Group Ltd.	3,536	54,949

		241,371

SOUTH KOREA – 8.84%
KB Financial Group Inc. SP ADR	968	41,411
Shinhan Financial Group Co. Ltd. SP ADR	2,168	179,359
Woori Finance Holdings Co. Ltd. SP ADR	298	11,264

		232,034

Security	Shares	Value
THAILAND – 3.54%
Bangkok Bank PCL NVDR	5,200	$21,992
Bank of Ayudhya PCL NVDR	15,600	9,957
Kasikornbank PCL NVDR	8,200	25,407
Krung Thai Bank PCL NVDR	18,600	7,492
Siam Commercial Bank PCL NVDR	10,200	28,127

		92,975

TURKEY – 4.28%
Akbank TAS	4,189	23,218
Asya Katilim Bankasi AS	3,732	9,315
Turkiye Garanti Bankasi AS	5,508	28,518
Turkiye Halk Bankasi AS	1,828	14,804
Turkiye Is Bankasi AS	5,011	18,793
Yapi ve Kredi Bankasi ASa	5,846	17,773

		112,421

TOTAL COMMON STOCKS
(Cost: $2,317,367)		2,479,598

PREFERRED STOCKS – 5.25%

BRAZIL – 5.25%
Banco Bradesco SA SP ADR	7,400	137,862

		137,862

TOTAL PREFERRED STOCKS
(Cost: $125,228)		137,862

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.49%

MONEY MARKET FUNDS – 0.49%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[e,f,g]	8,390	$8,390
BlackRock Cash Funds: Prime,
SL Agency Shares
0.26%[e,f,g]	1,770	1,770
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[e,f]	2,615	2,615

		12,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,775)		12,775

TOTAL INVESTMENTS IN SECURITIES – 100.23%
(Cost: $2,455,370)		2,630,235

Other Assets, Less Liabilities – (0.23)%		(6,032)

NET ASSETS – 100.00%		$2,624,203

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 84.39%

BRAZIL – 14.87%
Braskem SA SP ADR	3,476	$53,113
Companhia Siderurgica Nacional SA SP ADR	11,390	191,238
Fibria Celulose SA SP ADR[a]	3,435	53,929
Vale SA SP ADR	19,840	551,552

		849,832

CHILE – 2.55%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	3,840	145,882

		145,882

CHINA – 10.78%
Aluminum Corp. of China Ltd. Class Ha,b	50,000	44,299
Angang New Steel Co. Ltd. Class H	20,000	30,185
Anhui Conch Cement Co. Ltd. Class H	20,000	69,926
BBMG Corp. Class H	45,000	53,140
China BlueChemical Ltd. Class H	120,000	76,957
China National Building Material Co. Ltd. Class H	20,000	37,757
Fosun International Ltd.[b]	27,500	21,036
Hidili Industry International Development Ltd.	20,000	18,080
Huabao International Holdings Ltd.	75,000	96,775
Jiangxi Copper Co. Ltd. Class H	15,000	33,302
Lee & Man Paper Manufacturing Ltd.	5,000	3,677
Maanshan Iron & Steel Co. Ltd. Class H	30,000	16,728
Nine Dragons Paper (Holdings) Ltd.	25,000	36,315
Sinofert Holdings Ltd.	70,000	30,919
Sinopec Shanghai Petrochemical Co. Ltd. Class H	120,000	46,823

		615,919

INDIA – 2.94%
Sterlite Industries (India) Ltd. SP ADR	11,105	167,797

		167,797

INDONESIA – 3.25%
PT Aneka Tambang Tbk	95,000	22,294
PT Indocement Tunggal Prakarsa Tbk	42,500	80,265
PT International Nickel Indonesia Tbk	57,500	26,506
PT Semen Gresik (Persero) Tbk	55,000	56,853

		185,918

Security	Shares	Value
MEXICO – 6.69%
Cemex SAB de CV CPO[a]	148,200	$140,712
Grupo Mexico SAB de CV Series B	48,500	129,130
Industrias Penoles SAB de CV	2,000	41,859
Mexichem SAB de CV	25,500	70,839

		382,540

PERU – 4.45%
Compania de Minas Buenaventura SA SP ADR	3,810	147,104
Southern Copper Corp.	3,420	107,422

		254,526

POLAND – 1.12%
KGHM Polska Miedz SA	1,845	64,085

		64,085

RUSSIA – 6.51%
Cherepovets MK Severstal SP GDR[a,c]	3,070	36,257
JSC MMC Norilsk Nickel SP ADR	9,750	160,290
Mechel OAO SP ADR	2,235	48,678
Novolipetsk Steel SP GDR[c]	1,470	45,702
Polyus Gold SP ADR	1,066	25,850
Uralkali SP GDR[c]	2,620	55,072

		371,849

SOUTH AFRICA – 16.21%
African Rainbow Minerals Ltd.	1,665	38,993
Anglo Platinum Ltd.[a]	850	81,814
AngloGold Ashanti Ltd.	4,740	191,319
ArcelorMittal South Africa Ltd.[a]	2,750	32,026
Exxaro Resources Ltd.	2,110	34,956
Gold Fields Ltd.	7,660	103,146
Harmony Gold Mining Co. Ltd.	4,710	47,108
Impala Platinum Holdings Ltd.	6,870	185,760
Kumba Iron Ore Ltd.	970	49,139
Northam Platinum Ltd.	2,780	16,747
Pretoria Portland Cement Co. Ltd.	18,655	82,371
Sappi Ltd.[a]	13,155	63,129

		926,508

SOUTH KOREA – 9.11%
POSCO SP ADR	5,005	520,570

		520,570

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
TAIWAN – 2.21%
China Steel Corp. SP GDR[c]	6,714	$126,425

		126,425

THAILAND – 3.23%
PTT Chemical PCL NVDR	29,500	92,316
Siam Cement PCL NVDR	11,000	92,022

		184,338

TURKEY – 0.47%
Eregli Demir ve Celik Fabrikalari TAS[a]	9,715	27,085

		27,085

TOTAL COMMON STOCKS
(Cost: $5,082,826)		4,823,274

PREFERRED STOCKS – 15.22%

BRAZIL – 15.22%
Gerdau SA SP ADR	11,335	165,945
Vale SA Class A SP ADR	29,045	703,760

		869,705

TOTAL PREFERRED STOCKS
(Cost: $958,028)		869,705

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.59%

MONEY MARKET FUNDS – 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	25,067	$25,067
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	5,288	5,288
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	3,686	3,686

		34,041

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,041)		34,041

TOTAL INVESTMENTS IN SECURITIES – 100.20% (Cost: $6,074,895)		5,727,020

Other Assets, Less Liabilities – (0.20)%		(11,524)

NET ASSETS – 100.00%		$5,715,496

CPO – Certificates of Participation (Ordinary)

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.39%

AUSTRIA – 1.02%
Erste Group Bank AG	1,518	$60,902
IMMOEAST AG Escrow[a,b]	740	1
IMMOFINANZ AGa	7,909	26,017
IMMOFINANZ AG Escrow[a,b]	328	–
Raiffeisen International Bank Holding AG	429	19,495
Vienna Insurance Group AG	374	17,750

		124,165

BELGIUM – 1.67%
Ageas	18,392	50,630
Compagnie Nationale a Portefeuille SA	319	15,261
Dexia SAa	5,028	24,643
Groupe Bruxelles Lambert SA	726	56,410
KBC Groep NVa	1,265	55,869

		202,813

DENMARK – 0.81%
Danske Bank A/Sa	3,707	87,303
TrygVesta A/S	187	11,352

		98,655

FINLAND – 0.81%
Pohjola Bank PLC	1,287	16,004
Sampo OYJ Class A	3,355	81,954

		97,958

FRANCE – 12.16%
AXA	13,882	255,819
BNP Paribas	7,546	518,188
CNP Assurances SA	1,100	22,700
Credit Agricole SA	7,535	103,172
Eurazeo	253	16,113
Fonciere des Regions	154	14,068
Gecina SA	143	14,643
Icade	143	13,593
Klepierre	715	22,808
Natixis[a]	7,326	39,151
SCOR SE	1,067	23,402
Societe Generale	5,016	289,069
Unibail-Rodamco SE	715	141,029

		1,473,755

Security	Shares	Value
GERMANY – 9.93%
Allianz SE Registered	3,641	$422,645
Commerzbank AGa	5,918	53,507
Deutsche Bank AG Registered	4,950	345,659
Deutsche Boerse AG	1,584	110,859
Deutsche Postbank AGa	770	24,547
Hannover Rueckversicherung AG Registered	506	24,220
Muenchener Rueckversicherungs- Gesellschaft AG Registered	1,606	222,411

		1,203,848

GREECE – 1.10%
Alpha Bank AEa	2,560	19,444
Bank of Cyprus Public Co. Ltd.	2,848	15,287
EFG Eurobank Ergasias SAa	1,418	10,900
National Bank of Greece SA SP ADR	27,104	78,602
Piraeus Bank SAa	1,400	9,247

		133,480

IRELAND – 0.25%
Bank of Ireland[a]	27,225	30,255

		30,255

ITALY – 7.60%
Assicurazioni Generali SpA	9,581	192,974
Banca Carige SpA	3,960	8,905
Banca Monte dei Paschi di Siena SpA	18,909	24,856
Banca Popolare di Milano Scrl	2,125	11,254
Banco Popolare SpA	5,357	34,163
Intesa Sanpaolo SpA	61,644	203,987
Mediobanca SpA[a]	4,180	37,575
Mediolanum SpA	2,167	9,556
UniCredit SpA	123,156	344,962
Unione di Banche Italiane ScpA	4,983	53,460

		921,692

NETHERLANDS – 3.29%
AEGON NVa	12,683	76,272
Corio NV	473	27,742
Delta Lloyd NV	88	1,695
ING Groep NV CVA[a]	30,459	292,853

		398,562

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
NORWAY – 0.81%
DnB NOR ASA	7,942	$98,665

		98,665

PORTUGAL – 0.29%
Banco Comercial Portugues SA Registered	13,488	11,668
Banco Espirito Santo SA Registered	5,005	23,956

		35,624

SPAIN – 11.71%
Banco Bilbao Vizcaya Argentaria SA	28,358	381,825
Banco de Sabadell SA	8,306	47,223
Banco de Valencia SA	2,652	15,928
Banco Popular Espanol SA	7,316	48,610
Banco Santander SA	65,494	850,611
Bankinter SA	2,585	19,385
Criteria CaixaCorp SA	6,996	34,170
Mapfre SA	6,646	21,923

		1,419,675

SWEDEN – 5.21%
Investor AB Class B	4,026	75,789
Kinnevik Investment AB Class B	1,540	28,884
Nordea Bank AB	25,861	258,261
Ratos AB Class B	539	15,373
Skandinaviska Enskilda Banken AB Class A	11,352	78,022
Svenska Handelsbanken AB Class A	3,927	112,545
Swedbank AB Class Aa	5,500	62,800

		631,674

SWITZERLAND – 11.89%
Baloise Holding AG Registered	396	31,585
Credit Suisse Group AG Registered	9,031	409,492
GAM Holding Ltd.	1,584	18,243
Julius Baer Group Ltd.	1,683	58,634
Pargesa Holding SA Bearer	209	14,303
Swiss Life Holding AG Registered[a]	220	23,025
Swiss Reinsurance Co. Registered	2,739	125,608
UBS AG Registered[a]	29,073	494,623
Zurich Financial Services AG Registered	1,144	265,922

		1,441,435

Security	Shares	Value
UNITED KINGDOM – 30.84%
3i Group PLC	7,788	$34,651
Admiral Group PLC	1,452	32,927
Aviva PLC	22,957	128,496
Barclays PLC	91,377	476,255
British Land Co. PLC	6,556	47,415
Capital Shopping Centres Group PLC	3,905	20,946
Hammerson PLC	5,291	32,184
HSBC Holdings PLC	138,864	1,404,888
ICAP PLC	4,939	31,017
Investec PLC	3,047	23,621
Land Securities Group PLC	5,885	56,451
Legal & General Group PLC	47,795	67,030
Lloyds Banking Group PLC[a]	321,211	348,411
London Stock Exchange Group PLC	1,155	11,703
Man Group PLC	12,837	43,686
Old Mutual PLC	42,680	80,744
Prudential PLC	20,548	178,439
Resolution Ltd.	588	2,194
Royal Bank of Scotland Group PLC[a]	136,818	107,050
RSA Insurance Group PLC	25,773	51,503
Schroders PLC	968	19,526
SEGRO PLC	5,610	24,600
Standard Chartered PLC	16,071	463,609
Standard Life PLC	16,258	51,483

		3,738,829

TOTAL COMMON STOCKS
(Cost: $11,213,470)		12,051,085

PREFERRED STOCKS – 0.15%

ITALY – 0.15%
Intesa Sanpaolo SpA RNC	7,260	18,869

		18,869

TOTAL PREFERRED STOCKS
(Cost: $17,819)		18,869

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
RIGHTS – 0.11%

UNITED KINGDOM – 0.11%
Resolution Ltd.[a]	9,997	$13,621

		13,621

TOTAL RIGHTS
(Cost: $16,444)		13,621

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	9,215	9,215

		9,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,215)		9,215

TOTAL INVESTMENTS IN SECURITIES – 99.73%
(Cost: $11,256,948)		12,092,790

Other Assets, Less Liabilities – 0.27%		32,765

NET ASSETS – 100.00%		$12,125,555

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.88%

HONG KONG – 23.88%
Bank of East Asia Ltd.	5,600	$21,995
BOC Hong Kong (Holdings) Ltd.	14,000	35,949
Cheung Kong (Holdings) Ltd.	6,000	72,514
Hang Lung Group Ltd.	2,000	11,744
Hang Lung Properties Ltd.	8,000	33,379
Hang Seng Bank Ltd.	2,800	38,798
Henderson Land Development Co. Ltd.	4,000	24,905
Hong Kong Exchanges and Clearing Ltd.	4,000	65,779
Hopewell Holdings Ltd.	1,000	3,161
Hysan Development Co. Ltd.	2,000	6,220
Kerry Properties Ltd.	2,000	10,083
Link REIT (The)	8,000	20,810
New World Development Co. Ltd.	10,000	17,874
Sino Land Co. Ltd.[a]	8,000	15,144
Sun Hung Kai Properties Ltd.	6,000	88,160
Swire Pacific Ltd. Class A	3,000	36,470
Wharf (Holdings) Ltd. (The)	6,000	32,838
Wheelock and Co. Ltd.	2,000	6,233
Wing Hang Bank Ltd.	1,000	10,798

		552,854

JAPAN – 62.81%
77 Bank Ltd. (The)	2,000	10,593
AEON Credit Service Co. Ltd.	200	2,001
AEON Mall Co. Ltd.	200	4,371
Aozora Bank Ltd.	2,000	2,654
Bank of Kyoto Ltd. (The)	2,000	16,640
Bank of Yokohama Ltd. (The)	4,000	18,417
Chiba Bank Ltd. (The)	2,000	12,186
Chuo Mitsui Trust Holdings Inc.	4,000	14,170
Credit Saison Co. Ltd.	600	7,602
Dai-ichi Life Insurance Co. Ltd. (The)	32	45,271
Daito Trust Construction Co. Ltd.	400	21,694
Daiwa House Industry Co. Ltd.	2,000	19,663
Daiwa Securities Group Inc.	6,000	25,894
Fukuoka Financial Group Inc.	4,000	16,617
Gunma Bank Ltd. (The)	2,000	10,709
Hachijuni Bank Ltd. (The)	2,000	11,424
Hiroshima Bank Ltd. (The)	2,000	7,847
Hokuhoku Financial Group Inc.	4,000	7,062
Iyo Bank Ltd. (The)	2,000	17,678

Security	Shares	Value
Japan Prime Realty Investment Corp.	2	$4,500
Japan Real Estate Investment Corp.	2	17,655
Japan Retail Fund Investment Corp.	8	10,275
Joyo Bank Ltd. (The)	2,000	8,054
Matsui Securities Co. Ltd.	400	2,359
Mitsubishi Estate Co. Ltd.	4,000	56,220
Mitsubishi UFJ Financial Group Inc.	49,000	242,569
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	7,016
Mitsui Fudosan Co. Ltd.	4,000	59,081
Mizuho Financial Group Inc.	76,200	123,981
Mizuho Securities Co. Ltd.	2,000	4,523
Mizuho Trust & Banking Co. Ltd.[b]	6,000	5,054
MS&AD Insurance Group Holdings Inc.	1,980	43,891
Nippon Building Fund Inc.	2	16,986
Nishi-Nippon City Bank Ltd. (The)	2,000	5,816
NKSJ Holdings Inc.	5,800	33,799
Nomura Holdings Inc.	13,600	75,486
Nomura Real Estate Holdings Inc.	400	4,911
NTT Urban Development Corp.	4	3,236
ORIX Corp.	400	31,387
Resona Holdings Inc.	2,200	24,092
Sapporo Hokuyo Holdings Inc.	1,200	5,677
SBI Holdings Inc.	82	10,872
Senshu Ikeda Holdings Inc.	3,000	4,397
Seven Bank Ltd.	2	3,670
Shinsei Bank Ltd.[a]	4,000	3,693
Shizuoka Bank Ltd. (The)	2,000	16,617
Sony Financial Holdings Inc.	4	14,470
Sumitomo Mitsui Financial Group Inc.	5,200	160,572
Sumitomo Realty & Development Co. Ltd.	2,000	35,910
Sumitomo Trust and Banking Co. Ltd. (The)	6,000	33,303
T&D Holdings Inc.	1,000	21,844
Tokio Marine Holdings Inc.	2,800	76,446
Tokyo Tatemono Co. Ltd.	2,000	6,508
Tokyu Land Corp.	2,000	7,247

		1,454,610

SINGAPORE – 13.19%
Ascendas Real Estate Investment Trust	4,000	6,237
CapitaLand Ltd.	8,000	23,302
CapitaMall Trust Management Ltd.	8,000	11,239
CapitaMalls Asia Ltd.	4,000	6,267

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
City Developments Ltd.	2,000	$17,800
DBS Group Holdings Ltd.	6,000	63,550
Keppel Land Ltd.	2,000	5,943
Oversea-Chinese Banking Corp. Ltd.	10,000	66,419
Singapore Exchange Ltd.[a]	2,000	11,268
United Overseas Bank Ltd.	6,000	87,647
UOL Group Ltd.	2,000	5,811

		305,483

TOTAL COMMON STOCKS (Cost: $2,442,986)		2,312,947

SHORT-TERM INVESTMENTS – 1.03%

MONEY MARKET FUNDS – 1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[c,d,e]	19,703	19,703
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[c,d,e]	4,157	4,157
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	127	127

		23,987

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,987)		23,987

TOTAL INVESTMENTS IN SECURITIES – 100.91% (Cost: $2,466,973)		2,336,934

Other Assets, Less Liabilities – (0.91)%		(21,144)

NET ASSETS – 100.00%		$2,315,790

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2010

	iShares MSCI
	Emerging Markets Financials Sector Index Fund	Emerging Markets Materials Sector Index Fund	Europe Financials Sector Index Fund	Far East Financials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,442,595	$6,040,854	$11,247,733	$2,442,986
Affiliated issuers (Note 2)	12,775	34,041	9,215	23,987

Total cost of investments	$2,455,370	$6,074,895	$11,256,948	$2,466,973

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,617,460	$5,692,979	$12,083,575	$2,312,947
Affiliated issuers (Note 2)	12,775	34,041	9,215	23,987

Total fair value of investments	2,630,235	5,727,020	12,092,790	2,336,934
Foreign currencies, at value[b]	2,535	7,858	27,854	2,357
Receivables:
Investment securities sold	17,048	–	–	–
Dividends	4,382	14,138	7,735	1,279

Total Assets	2,654,200	5,749,016	12,128,379	2,340,570

LIABILITIES
Payables:
Investment securities purchased	18,383	–	–	–
Collateral for securities on loan (Note 5)	10,160	30,355	–	23,860
Investment advisory fees (Note 2)	1,454	3,165	2,824	920

Total Liabilities	29,997	33,520	2,824	24,780

NET ASSETS	$2,624,203	$5,715,496	$12,125,555	$2,315,790

Net assets consist of:
Paid-in capital	$2,464,888	$6,108,255	$11,310,699	$2,455,645
Undistributed net investment income	4,495	4,975	1,105	592
Accumulated net realized loss	(20,132)	(49,937)	(23,034)	(10,447)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	174,952	(347,797)	836,785	(130,000)

NET ASSETS	$2,624,203	$5,715,496	$12,125,555	$2,315,790

Shares outstanding[c]	100,000	250,000	550,000	100,000

Net asset value per share	$26.24	$22.86	$22.05	$23.16

[a]	Securities on loan with values of $9,653, $29,092, $ – and $22,533, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,484, $7,794, $27,164 and $2,338, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended July 31, 2010

	iShares MSCI
	Emerging Markets Financials Sector Index Fund[a]	Emerging Markets Materials Sector Index Fund[a]	Europe Financials Sector Index Fund[a]	Far East Financials Sector Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$34,998	$44,351	$49,171	$35,650
Interest from affiliated issuers (Note 2)	2	3	1	1
Securities lending income from affiliated issuers (Note 2)	8	24	–	25

Total investment income	35,008	44,378	49,172	35,676

EXPENSES
Investment advisory fees (Note 2)	8,877	14,220	7,797	5,986

Total expenses	8,877	14,220	7,797	5,986

Net investment income	26,131	30,158	41,375	29,690

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(20,132)	(49,937)	(23,034)	(10,391)
Foreign currency transactions	(98)	64	(495)	944

Net realized loss	(20,230)	(49,873)	(23,529)	(9,447)

Net change in unrealized appreciation (depreciation) on:
Investments	174,865	(347,875)	835,842	(130,039)
Translation of assets and liabilities in foreign currencies	87	78	943	39

Net change in unrealized appreciation (depreciation)	174,952	(347,797)	836,785	(130,000)

Net realized and unrealized gain (loss)	154,722	(397,670)	813,256	(139,447)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$180,853	$(367,512)	$854,631	$(109,757)

[a]	For the period from January 20, 2010 (commencement of operations) to July 31, 2010.
[b]	Net of foreign withholding tax of $3,511, $5,386, $6,141 and $1,609, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund
	Period from January 20, 2010[a] to July 31, 2010	Period from January 20, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,131	$30,158
Net realized loss	(20,230)	(49,873)
Net change in unrealized appreciation (depreciation)	174,952	(347,797)

Net increase (decrease) in net assets resulting from operations	180,853	(367,512)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,538)	(25,247)

Total distributions to shareholders	(21,538)	(25,247)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,464,888	6,108,255

Net increase in net assets from capital share transactions	2,464,888	6,108,255

INCREASE IN NET ASSETS	2,624,203	5,715,496

NET ASSETS
Beginning of period	–	–

End of period	$2,624,203	$5,715,496

Undistributed net investment income included in net assets at end of period	$4,495	$4,975

SHARES ISSUED
Shares sold	100,000	250,000

Net increase in shares outstanding	100,000	250,000

[a]	Commencement of operations.

See notes to financial statements.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Financials Sector Index Fund	iShares MSCI Far East Financials Sector Index Fund
	Period from January 20, 2010[a] to July 31, 2010	Period from January 20, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,375	$29,690
Net realized loss	(23,529)	(9,447)
Net change in unrealized appreciation (depreciation)	836,785	(130,000)

Net increase (decrease) in net assets resulting from operations	854,631	(109,757)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,775)	(30,098)

Total distributions to shareholders	(39,775)	(30,098)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,310,699	2,455,645

Net increase in net assets from capital share transactions	11,310,699	2,455,645

INCREASE IN NET ASSETS	12,125,555	2,315,790

NET ASSETS
Beginning of period	–	–

End of period	$12,125,555	$2,315,790

Undistributed net investment income included in net assets at end of period	$1,105	$592

SHARES ISSUED
Shares sold	550,000	100,000

Net increase in shares outstanding	550,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$24.65

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized gain	1.55

Total from investment operations	1.81

Less distributions from:
Net investment income	(0.22)

Total distributions	(0.22)

Net asset value, end of period	$26.24

Total return	7.38%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,624
Ratio of expenses to average net assets[d]	0.69%
Ratio of net investment income to average net assets[d]	2.03%
Portfolio turnover rate[e]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Materials Sector Index Fund
Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$24.43

Income from investment operations:
Net investment income[b]	0.17
Net realized and unrealized loss	(1.64)

Total from investment operations	(1.47)

Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$22.86

Total return	(6.00)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,715
Ratio of expenses to average net assets[d]	0.69%
Ratio of net investment income to average net assets[d]	1.46%
Portfolio turnover rate[e]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Europe Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.65

Income from investment operations:
Net investment income[b]	0.28
Net realized and unrealized loss[c]	(1.68)

Total from investment operations	(1.40)

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$22.05

Total return	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,126
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.55%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Far East Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$24.56

Income from investment operations:
Net investment income[b]	0.30
Net realized and unrealized loss	(1.40)

Total from investment operations	(1.10)

Less distributions from:
Net investment income	(0.30)

Total distributions	(0.30)

Net asset value, end of period	$23.16

Total return	(4.46)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,316
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment income to average net assets[d]	2.38%
Portfolio turnover rate[e]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector and iShares MSCI Far East Financials Sector Index Funds (each, a “Fund,” collectively, the “Funds”). The Funds commenced operations on January 20, 2010.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of July 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total

Emerging Markets Financials Sector
Common Stocks	$2,438,164	$–	$41,434	$2,479,598
Preferred Stocks	137,862	–	–	137,862
Short-Term Investments	12,775	–	–	12,775

	$2,588,801	$–	$41,434	$2,630,235

Emerging Markets Materials Sector	$5,727,020	$–	$–	$5,727,020

Europe Financials Sector	$12,092,790	$–	$–	$12,092,790

Far East Financials Sector	$2,336,934	$–	$–	$2,336,934

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended July 31, 2010:

iShares MSCI Index Fund	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)[a]		Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period

Emerging Markets Financials Sector
Common Stocks	$–	$(1,086)	$–	$42,520	[b]	$41,434	$(1,086)

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
[b]

Represents the transfer in of Ping An Insurance (Group) Company of China, Ltd. (“Ping An”) Class H shares from Level 1 to Level 3. At the request of Ping An, shares of its stock were suspended from trading on the Hong Kong Stock Exchange beginning June 30, 2010 pending the release of an announcement in relation to a potential transaction.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of July 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)

Emerging Markets Financials Sector	$9,091	$170,356	$(20,132)	$159,315
Emerging Markets Materials Sector	4,975	(347,797)	(49,937)	(392,759)
Europe Financials Sector	13,500	810,981	(9,625)	814,856
Far East Financials Sector	5,613	(135,962)	(9,506)	(139,855)

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the period ended July 31, 2010, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended July 31, 2010.

From January 20, 2010 (commencement of operations) to July 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2011, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
Emerging Markets Financials Sector	$20,132
Emerging Markets Materials Sector	49,937
Europe Financials Sector	9,625
Far East Financials Sector	9,506

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Financials Sector	$2,459,966	$211,547	$(41,278)	$170,269
Emerging Markets Materials Sector	6,074,895	111,064	(458,939)	(347,875)
Europe Financials Sector	11,282,752	843,232	(33,194)	810,038
Far East Financials Sector	2,472,935	49,994	(185,995)	(136,001)

Management has reviewed the tax positions as of July 31, 2010 and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc (“BlackRock”). Under the Investment Advisory Agreement, BFA

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Europe Financials Sector	0.48%
Far East Financials Sector	0.48

For its investment advisory services to the iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended July 31, 2010, BTC earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Emerging Markets Financials Sector	$4
Emerging Markets Materials Sector	13
Far East Financials Sector	14

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments, if any, is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2010 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Emerging Markets Financials Sector	$154,039	$153,733
Emerging Markets Materials Sector	213,295	221,554
Europe Financials Sector	188,641	75,544
Far East Financials Sector	169,501	169,269

In-kind transactions (see Note 4) for the period ended July 31, 2010 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Emerging Markets Financials Sector	$2,462,388	$–
Emerging Markets Materials Sector	6,099,050	–
Europe Financials Sector	11,157,670	–
Far East Financials Sector	2,453,145	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Materials Sector Index Fund, iShares MSCI Europe Financials Sector Index Fund and iShares MSCI Far East Financials Sector Index Fund (the “Funds”), at July 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2010

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, 7.21% of the income dividends paid by the iShares MSCI Emerging Markets Materials Sector Index Fund during the fiscal year ended July 31, 2010 qualified for the dividends-received deduction.

For the fiscal year ended July 31, 2010, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Emerging Markets Financials Sector	$38,509	$3,511
Emerging Markets Materials Sector	47,918	5,386
Europe Financials Sector	55,312	6,140
Far East Financials Sector	37,259	1,521

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2010:

iShares MSCI Index Fund	Qualified Dividend Income
Emerging Markets Financials Sector	$21,538
Emerging Markets Materials Sector	25,247
Europe Financials Sector	39,775
Far East Financials Sector	21,901

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of each Fund through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Emerging Markets Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	4.76%
Greater than 1.0% and Less than 1.5%	2	3.17
Greater than 0.5% and Less than 1.0%	19	30.16
Between 0.5% and -0.5%	23	36.51
Less than -0.5% and Greater than -1.0%	7	11.11
Less than -1.0% and Greater than -1.5%	5	7.94
Less than -1.5% and Greater than -2.0%	3	4.76
Less than -2.0%	1	1.59

	63	100.00%

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Emerging Markets Materials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	3.17%
Greater than 0.5% and Less than 1.0%	16	25.40
Between 0.5% and -0.5%	37	58.73
Less than -0.5% and Greater than -1.0%	4	6.35
Less than -1.0% and Greater than -1.5%	3	4.76
Less than -1.5% and Greater than -2.0%	1	1.59

	63	100.00%

iShares MSCI Europe Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	1.59%
Greater than 2.0% and Less than 2.5%	2	3.17
Greater than 1.5% and Less than 2.0%	3	4.76
Greater than 1.0% and Less than 1.5%	5	7.94
Greater than 0.5% and Less than 1.0%	10	15.87
Between 0.5% and -0.5%	26	41.27
Less than -0.5% and Greater than -1.0%	6	9.52
Less than -1.0% and Greater than -1.5%	5	7.94
Less than -1.5% and Greater than -2.0%	1	1.59
Less than -2.0% and Greater than -2.5%	2	3.17
Less than -2.5% and Greater than -3.0%	1	1.59
Less than -3.0%	1	1.59

	63	100.00%

SUPPLEMENTAL INFORMATION	43

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Far East Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	1.59%
Greater than 2.0% and Less than 2.5%	2	3.17
Greater than 1.5% and Less than 2.0%	3	4.76
Greater than 1.0% and Less than 1.5%	10	15.87
Greater than 0.5% and Less than 1.0%	9	14.29
Between 0.5% and -0.5%	17	26.98
Less than -0.5% and Greater than -1.0%	5	7.94
Less than -1.0% and Greater than -1.5%	4	6.35
Less than -1.5% and Greater than -2.0%	3	4.76
Less than -2.0% and Greater than -2.5%	5	7.94
Less than -2.5% and Greater than -3.0%	3	4.76
Less than -3.0%	1	1.59

	63	100.00%

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 211 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in each Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	51

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	53

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/ NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2010 Annual Report.

iS-3402-0910

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-75-0710

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® MSCI SERIES

JULY 31, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund  |  AXDI  |  NYSE Arca

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund  |  AXSL  |  NYSE Arca

iShares MSCI ACWI ex US Energy Sector Index Fund  |  AXEN  |  NYSE Arca

iShares MSCI ACWI ex US Financials Sector Index Fund  |  AXFN  |  NASDAQ

iShares MSCI ACWI ex US Health Care Sector Index Fund  |  AXHE  |  NYSE Arca

iShares MSCI ACWI ex US Industrials Sector Index Fund  |  AXID  |  NYSE Arca

iShares MSCI ACWI ex US Information Technology Sector Index Fund  |  AXIT  |  NYSE Arca

iShares MSCI ACWI ex US Materials Sector Index Fund  |  AXMT  |  NYSE Arca

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund  |  AXTE  |  NYSE Arca

iShares MSCI ACWI ex US Utilities Sector Index Fund  |  AXUT  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
2.70%	2.87%	2.91%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Auto Manufacturers	27.69%

Retail	17.76

Media	15.23

Auto Parts & Equipment	6.79

Home Furnishings	6.02

Apparel	3.19

Holding Companies – Diversified	2.97

Distribution & Wholesale	2.72

Lodging	2.34

Electrical Components & Equipment	2.22

Leisure Time	2.20

Real Estate	1.83

Food Service	1.72

Entertainment	1.42

Home Builders	1.18

Advertising	1.00

Telecommunications	0.89

Internet	0.57

Cosmetics & Personal Care	0.48

Manufacturing	0.44

Health Care – Products	0.38

Household Products & Wares	0.36

Commercial Services	0.32

Building Materials	0.20

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	7.97%

Honda Motor Co. Ltd. (Japan)	4.22

Daimler AG Registered (Germany)	4.04

Hennes & Mauritz AB Class B (Sweden)	2.82

Sony Corp. (Japan)	2.51

Vivendi SA (France)	2.38

LVMH Moet Hennessy Louis Vuitton SA (France)	2.37

Panasonic Corp. (Japan)	2.12

Compagnie Financiere Richemont SA Class A Bearer Units (Switzerland)	1.63

Bayerische Motoren Werke AG (Germany)	1.60

TOTAL	31.66%

The iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Discretionary Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer discretionary sector of developed and emerging markets countries, excluding the United States. Component securities include those of manufacturers of automobiles and automotive components, consumer durables and apparel companies, consumer services companies, media producers and retailers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 2.70%, while the total return for the Index was 2.91%.

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany’s economy was particularly strong,

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

partly due to booming exports to China. However, France struggled to advance, burdened by a high budget deficit. Meanwhile, Japan’s economy was still sluggish; the Japanese government announced a new stimulus package to boost gross domestic product, which was just 1.5% in the most recent quarter. Indeed, for the first time in history, China was expected to post a higher GDP output than Japan in 2010, making China the second largest economy in the world.

The consumer discretionary sector, as defined by the Index, posted mixed results across international markets, dependent in part on consumer confidence in a particular region of the world. A survey by the Nielsen Company in the second quarter of 2010 showed consumer confidence fell in nine out of 24 European countries, including Italy and Spain, as compared to the previous quarter. In contrast, six of the top 10 most optimistic nations were in Asia, including Vietnam, Singapore, the Philippines and China.

The Fund generated a small gain for the brief reporting period. Most of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. German automaker Bayerische Motoren Werke AG, better known as BMW, posted the largest positive return, followed by Vivendi SA (France) and Sony Corp. (Japan). Panasonic Corp. (Japan) and Toyota Motor Corp. (Japan) recorded modest losses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
0.56%	0.63%	0.71%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Food	48.99%

Beverages	19.60

Agriculture	11.78

Retail	5.69

Cosmetics & Personal Care	4.93

Household Products & Wares	3.95

Manufacturing	2.63

Health Care – Products	0.63

Holding Companies – Diversified	0.56

Food Service	0.44

Forest Products & Paper	0.35

Transportation	0.34

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	13.75%

British American Tobacco PLC (United Kingdom)	5.49

Unilever NV CVA (Netherlands)	3.97

Tesco PLC (United Kingdom)	3.96

Diageo PLC (United Kingdom)	3.50

Anheuser-Busch InBev NV (Belgium)	3.07

Unilever PLC (United Kingdom)	2.93

Danone SA (France)	2.83

Woolworths Ltd. (Australia)	2.46

Imperial Tobacco Group PLC (United Kingdom)	2.39

TOTAL	44.35%

The iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Staples Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer staples sector of developed and emerging markets countries, excluding the United States. Component securities include those of food and drug retailers, food producers, tobacco companies and household products manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 0.56%, while the total return for the Index was 0.71%.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany and the United Kingdom exhibited very strong economic growth, but Switzerland’s robust economy was tempered by an appreciating Swiss franc, making Swiss goods more expensive in the euro region. Another strong currency, the Japanese yen, also limited Japanese exports, and thus, crimped its economy.

Companies in the consumer staples sector make or sell products and services that are generally in demand regardless of economic conditions. In a period of economic rebound, these stocks tend to underperform as investors seek more aggressive holdings. Leading into the reporting period, the consumer staples sector operated in an environment of sharply rising food costs. A drought in Russia caused wheat prices to surge in June, causing concerns for bread makers in particular. The situation worsened when the Kremlin decided to halt exports for the rest of 2010. In addition, due to poor harvests in Latin America, coffee prices soared to 12-year highs in June 2010. Costs for tea ingredients, powdered milk and cocoa rose at double digit rates over the past several months, causing food companies to turn cautious about earnings for the rest of the year.

The Fund generated a small gain, but trailed the broad international stock markets, for the brief reporting period. Most of the Fund’s ten largest holdings as of July 31, 2010 posted gains for this time period. Beverage maker Diageo PLC (United Kingdom) posted the largest positive return, followed by British American Tobacco PLC (United Kingdom) and Tesco PLC (United Kingdom), a grocery and general merchandising firm. Food maker Danone SA (France), Woolworths Ltd. (Australia) and Nestle SA (Switzerland) recorded modest losses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
1.06%	1.18%	1.12%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Oil & Gas	89.29%

Pipelines	2.89

Coal	2.53

Oil & Gas Services	2.15

Mining	1.01

Engineering & Construction	0.76

Metal Fabricate & Hardware	0.74

Chemicals	0.47

Retail	0.06

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
BP PLC (United Kingdom)	8.23%

Total SA (France)	7.40

Royal Dutch Shell PLC Class A (United Kingdom)	6.71

Royal Dutch Shell PLC Class B (United Kingdom)	4.88

OAO Gazprom SP ADR (Russia)	3.95

Eni SpA (Italy)	3.77

BG Group PLC (United Kingdom)	3.73

Suncor Energy Inc. (Canada)	3.55

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	3.53

Petroleo Brasileiro SA SP ADR (Brazil)	2.92

TOTAL	48.67%

The iShares MSCI ACWI ex US Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Energy Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the energy sector of developed and emerging markets countries, excluding the United States. Component securities include those of energy companies, energy equipment producers, fuel production companies, fuel transportation companies and fuel refineries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 1.06%, while the total return for the Index was 1.12%.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble, which boosted the euro against the U.S. dollar in June 2010. Germany and the United Kingdom exhibited very strong economic growth, while energy-rich nations such as Russia and Canada emerged from recession, although Russia faced a major challenge as a summer drought destroyed much of its wheat crop. Meanwhile, the central bank of Canada was one of the first in the Western Hemisphere to raise interest rates, reflecting confidence in the Canadian economy.

Despite concerns about the future of the oil industry in light of the historic oil spill in the Gulf of Mexico, oil prices have not been particularly volatile. For example, per barrel prices of oil and retail gasoline prices increased approximately 10% as of July 31, 2010, year over year, while trading in a narrow band for the period. Natural gas prices, however, fell 30% during the same period. In addition to energy prices, shares of energy companies are affected by global economic growth, which generates demand. Although GDP growth was strong in Asia, it was mixed in Europe and weak in the U.S.

The Fund generated a small gain for the brief reporting period but trailed the broad international stock markets. All but one of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. Diversified oil company OAO Gazprom (Russia) was the Fund’s strongest performer, followed by BP PLC (United Kingdom) and Total SA (France), an international oil company. One holding, BG Group PLC (United Kingdom), a natural gas company, posted a small loss during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
(2.27)%	(1.98)%	(2.21)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/20/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Banks	63.77%

Insurance	15.73

Diversified Financial Services	8.40

Real Estate	7.68

Real Estate Investment Trusts	1.62

Holding Companies – Diversified	1.62

Investment Companies	0.44

Venture Capital	0.32

Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	4.83%

Banco Santander SA (Spain)	2.90

Royal Bank of Canada (Canada)	2.03

Commonwealth Bank of Australia (Australia)	1.95

BNP Paribas (France)	1.83

Mitsubishi UFJ Financial Group Inc. (Japan)	1.75

UBS AG Registered (Switzerland)	1.72

Westpac Banking Corp. (Australia)	1.71

Toronto-Dominion Bank (The) (Canada)	1.68

Barclays PLC (United Kingdom)	1.66

TOTAL	22.06%

The iShares MSCI ACWI ex US Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed and emerging markets countries, excluding the United States. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 20, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was (2.27)%, while the total return for the Index was (2.21)%.

Europe was the epicenter of financial distress during the reporting period, as countries such as Greece, Spain, Italy, Portugal and Hungary saw debt levels rise to unsustainable levels. In response, the stronger European nations and the International Monetary Fund pledged nearly $1 trillion in aid, easing the crisis. As the reporting period came to a close, European bond prices rallied and the euro approached a three-month high against the U.S. dollar in June 2010. Meanwhile, the United Kingdom reported that its economy grew faster in the second quarter of 2010 than it had in more than four years. Germany’s economy posted 9% year-over-year growth in the second quarter of 2010. While global economic uncertainty damaged the euro, it caused investors to seek safe currency havens such as the Japanese yen. But a stronger currency threatened Japan’s export-driven economy, which struggled to post 3% growth. Meanwhile, China continued to grow despite moves by the government earlier in 2010 to reign in the economy. In turn, Australia benefited as one of China’s primary trading partners, posting slightly more than 3% year-over-year growth in the second quarter 2010.

Companies throughout the world saw borrowing costs decline to some of the lowest in history. In Europe, the benchmark 10-year German “bund” traded at 2.5%, while its French counterpart yielded 2.8%. In Japan, the 10-year government bond dropped below 1%. However, Australia’s interest rates were significantly higher, as the country’s central bank boosted short-term rates to 4.5%. Similarly, Canada’s interest rates were heading higher, as its economy was stronger than its neighbor to the south. Generally, though, the number of financings around the globe approached record levels, as companies rushed to take advantage of the low rates. The financials sector has been among the most active participants, raising nearly half of all debt issuance globally.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Despite activities put in place by governments and agencies intended to stimulate or sustain the economy, the non-U.S. financials sector fell short in attaining positive performance. As such, the Fund posted a small loss for the reporting period and likewise, most of the Fund’s ten largest holdings as of July 31, 2010 posted losses during this time period. Banco Santander SA (Spain) was the weakest performer, followed by BNP Paribas (France) and HSBC Holdings PLC (United Kingdom). A few posted gains including The Toronto-Dominion Bank (Canada), UBS AG (Switzerland) and Barclays PLC (United Kingdom).

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
(2.17)%	(1.83)%	(2.37)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Pharmaceuticals	80.56%

Health Care – Products	10.84

Chemicals	5.12

Biotechnology	1.27

Health Care – Services	1.01

Manufacturing	0.65

Medical – Drugs	0.28

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Novartis AG Registered (Switzerland)	11.79%

Roche Holding AG Genusschein (Switzerland)	10.50

GlaxoSmithKline PLC (United Kingdom)	10.48

AstraZeneca PLC (United Kingdom)	8.49

Sanofi-Aventis (France)	6.97

Bayer AG (Germany)	4.51

Novo Nordisk A/S Class B (Denmark)	4.50

Takeda Pharmaceutical Co. Ltd. (Japan)	4.43

Teva Pharmaceutical Industries Ltd. (Israel)	4.36

CSL Ltd. (Australia)	2.17

TOTAL	68.20%

The iShares MSCI ACWI ex US Health Care Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Health Care Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the health care sector of developed and emerging markets countries, excluding the United States. Component securities include those of health care equipment companies, health care services companies, pharmaceuticals companies, biotechnology companies and life sciences companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was (2.17)%, while the total return for the Index was (2.37)%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany and the United Kingdom exhibited very strong economic growth, but Switzerland’s robust economy was tempered by an appreciating Swiss franc, making Swiss goods more expensive in the euro region. Another strong currency, the Japanese yen, also limited Japanese exports, and thus, crimped its economy. The Japanese government announced a new stimulus package to boost gross domestic product, which was just 1.5% in the most recent quarter. Indeed, for the first time in history, China was expected to post a higher GDP output than Japan in 2010, making China the second largest economy in the world.

While health care reform was front page news in the U.S., other countries experienced severe challenges. In Germany, the health care system was under severe cost strains, requiring higher fees and spending cuts. The government raised health insurance premiums, which are deducted from worker paychecks, while patients’ co-payments rose as percentage of wages. Hospitals, doctors, pharmaceutical companies and administrators took cuts in revenue. In addition, government-run health care systems in Europe cut the prices they pay for medicines, putting profit pressures on drug makers. On the public health front, the World Health Organization declared that the Swine Flu pandemic was over, which had implications for a number of global pharmaceutical companies treating the disease. International health care stocks, as represented by the Index, lagged the broad international stock market. Health Care is generally perceived as a defensive sector that typically has less economic sensitivity than the broader stock market. Therefore, when the economy is rebounding, these stocks tend to underperform.

The Fund posted a small loss for the brief reporting period. Half of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. Pharmaceutical company AstraZeneca PLC (United Kingdom) posted the largest positive return, followed by flu vaccine manufacturer CSL Ltd. (Australia) and Takeda Pharmaceutical Co. Ltd. (Japan). Teva Pharmaceutical Industries Ltd. (Israel) as well as two other pharmaceutical companies, Roche Holding AG (Switzerland) and Sanofi-Aventis (France), posted modest losses.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
2.32%	2.50%	2.37%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Transportation	16.72%

Engineering & Construction	14.01

Manufacturing	8.68

Commercial Services	8.43

Distribution & Wholesale	6.59

Hand & Machine Tools	5.03

Holding Companies – Diversified	5.02

Aerospace & Defense	4.89

Electronics	4.69

Building Materials	4.28

Machinery	4.07

Electrical Components & Equipment	3.71

Airlines	3.32

Metal Fabricate & Hardware	2.29

Machinery – Diversified	2.15

Machinery – Construction & Mining	1.97

Auto Manufacturers	1.28

Food	0.57

Shipbuilding	0.56

Investment Companies	0.44

Beverages	0.31

Housewares	0.26

Environmental Control	0.21

Energy – Alternate Sources	0.20

Auto Parts & Equipment	0.19

Household Products & Wares	0.04

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Siemens AG Registered (Germany)	5.55%

ABB Ltd. Registered (Switzerland)	3.04

Koninklijke Philips Electronics NV (Netherlands)	2.09

Mitsubishi Corp. (Japan)	1.99

Canadian National Railway Co. (Canada)	1.93

Schneider Electric SA (France)	1.86

Mitsui & Co. Ltd. (Japan)	1.53

East Japan Railway Co. (Japan)	1.49

Vinci SA (France)	1.48

Komatsu Ltd. (Japan)	1.45

TOTAL	22.41%

The iShares MSCI ACWI ex US Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Industrials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the industrials sector of developed and emerging markets countries, excluding the United States. Component securities include those of capital goods companies, commercial and professional services companies and transportation companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 2.32%, while the total return for the Index was 2.37%.

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany’s economy was particularly strong, partly due to booming exports to China. However, France struggled to advance, burdened by a high budget deficit. Meanwhile, Japan’s economy was still sluggish, as its strong currency made exports more expensive.

The performance of industrial sector companies was highly dependent on the environment in which those companies operated. Eurozone manufacturing activity improved towards the end of the reporting period, largely due to Germany’s robust economy. However, growth slowed in France, the Netherlands, Ireland and Australia. In Asia, manufacturing activity slowed in July, with China registering its first contraction since its economic recovery began in early 2009. Meanwhile, Japan saw economic growth in the second quarter revised downward to an annualized pace of 1.5%, while its public debt reached 200% of annual GDP, the highest among industrialized nations.

In this environment, the Fund performed in line with the broad international stock markets, generating a small gain for the brief reporting period. The majority of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. ABB Ltd. (Switzerland), a supplier of power technology to the utility sector, posted the largest gain during the period, followed by civil engineering firm Vinci SA (France) and Komatsu Ltd. (Japan), a mining and construction equipment manufacturer. East Japan Railway Co. (Japan), Mitsubishi Corp. (Japan) and Koninklijke Philips Electronics NV (Netherlands), posted modest losses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
1.60%	1.66%	2.19%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Semiconductors	28.59%

Electronics	18.22

Software	11.57

Telecommunications	9.49

Computers	9.29

Office & Business Equipment	6.84

Electrical Components & Equipment	4.67

Internet	3.82

Toys, Games & Hobbies	3.18

Manufacturing	2.14

Commercial Services	0.88

Chemicals	0.44

Health Care – Products	0.29

Retail	0.18

Energy – Alternate Sources	0.15

Distribution & Wholesale	0.15

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	9.91%

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	6.90

Hon Hai Precision Industry Co. Ltd. SP GDR (Taiwan)	5.47

Canon Inc. (Japan)	5.29

SAP AG (Germany)	4.20

Nokia OYJ (Finland)	3.72

Telefonaktiebolaget LM Ericsson Class B (Sweden)	3.63

Infosys Technologies Ltd. SP ADR (India)	3.42

Nintendo Co. Ltd. (Japan)	3.18

Research In Motion Ltd. (Canada)	3.09

TOTAL	48.81%

The iShares MSCI ACWI ex US Information Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Information Technology Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

market performance of the information technology sector of developed and emerging markets countries, excluding the United States. Component securities include those of software companies, information technology services companies, information technology hardware companies and semiconductor and semiconductor equipment companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 1.60%, while the total return for the Index was 2.19%.

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Japan’s currency was also very strong, as investors sought a safe haven in the yen. However, Japan’s economy was adversely affected by the stronger currency, in large measure because Japan’s exports compete against Taiwan and South Korea, which both saw a recovery in demand for electronics products.

Indeed, worldwide shipments of personal computers and other types of computer hardware have grown substantially in recent months. Worldwide shipments of personal computers grew 20.7% to 82.9 million units in the second quarter of 2010 compared to the year ago quarter. Meanwhile, worldwide server hardware shipments grew 27.1% in the second quarter of 2010 compared to the year ago period. Business technology spending is on track to return to growth in 2010 after declining 6% in 2009 versus 2008, with growth most robust in the government and utility sectors.

In this environment, the Fund posted a small gain, albeit slightly less than the broad international stock markets, during the brief reporting period. In addition, the majority of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. Canon Inc. (Japan), a manufacturer of imaging and optical products, posted the largest gain during the period, followed by Nokia OYJ (Finland) and Hon Hai Precision Industry Co. Ltd. (Taiwan), a maker of electronic instruments. Nintendo Co. Ltd. (Japan), Infosys Technologies Ltd. (India) and SAP AG (Germany), a maker of business management software, posted modest losses.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
4.17%	4.26%	4.27%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 7/31/10
Industry	Percentage of Net Assets
Mining	49.08%

Chemicals	21.68

Iron & Steel	12.65

Building Materials	6.64

Forest Products & Paper	2.70

Metal Fabricate & Hardware	1.62

Engineering & Construction	1.39

Textiles	1.08

Packaging & Containers	0.93

Manufacturing	0.68

Biotechnology	0.44

Oil & Gas	0.36

Holding Companies – Diversified	0.36

Coal	0.31

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/10
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.29%

Rio Tinto PLC (United Kingdom)	4.45

BHP Billiton PLC (United Kingdom)	3.97

BASF SE (Germany)	3.35

Vale SA Class A Preferred SP ADR (Brazil)	3.26

Anglo American PLC (United Kingdom)	3.05

POSCO SP ADR (South Korea)	2.63

Barrick Gold Corp. (Canada)	2.44

Vale SA SP ADR (Brazil)	2.37

L’Air Liquide SA (France)	2.08

TOTAL	34.89%

The iShares MSCI ACWI ex US Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of developed and emerging markets countries, excluding the United States. Component securities include those of chemical companies, container manufacturing companies, metals and mining companies and paper and forest products companies. The Fund

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 4.17%, while the total return for the Index was 4.27%.

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany and Australia’s economies were particularly strong, partly due to booming exports to China. The United Kingdom reported its fastest economic growth in four years, and likewise, Canada’s economy has remained relatively strong compared to the U.S. However, Japan’s economy was sluggish, as its strong currency made exports more expensive.

While the economic outlook varied throughout the world, the commodities market, particularly metals, was driven to a large extent by China’s prospects. After rising from about $950 an ounce in mid-2009 to a peak of $1,266 in June 2010, the price of gold fell below $1,200 at the end of the reporting period on news that industrial growth in China had slowed. Similarly, iron ore prices peaked in April at about $180 per ton, but softened by about 20% at the end of July on similar concerns about demand from China. Copper prices followed a similar pattern.

In this environment, the Fund posted a modest gain, beating the broad international stock markets for the brief reporting period. In addition, all but one of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. Vale SA (Brazil), a metals and mining company, posted large gains during the period. BHP Billiton PLC (United Kingdom), an energy and mining company, and Rio Tinto PLC (United Kingdom), a mining and exploration company, also posted positive gains. Barrick Gold Corp. (Canada) was the only top ten holding to post a loss for the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
3.58%	3.94%	3.55%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION
As of 7/31/10
Industry	Percentage of Net Assets
Telecommunications	94.65%

Internet	3.18

Media	2.01

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 7/31/10
Security	Percentage of Net Assets
Vodafone Group PLC (United Kingdom)	14.14%

Telefonica SA (Spain)	10.93

China Mobile Ltd. (China)	7.23

America Movil SAB de CV Series L (Mexico)	5.48

France Telecom SA (France)	4.67

Deutsche Telekom AG Registered (Germany)	4.59

MTN Group Ltd. (South Africa)	3.04

NTT DoCoMo Inc. (Japan)	2.99

SoftBank Corp. (Japan)	2.92

Koninklijke KPN NV (Netherlands)	2.69

TOTAL	58.68%

The iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Telecommunication Services Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the telecommunications sector of developed and emerging markets countries, excluding the United States. Component securities include those of diversified telecommunications companies and wireless telecommunications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 3.58%, while the total return for the Index was 3.55%.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany’s economy was particularly strong, partly due to booming exports to China. In addition, the United Kingdom was in the midst of its fastest economic growth in four years. However, Japan’s economy was still sluggish, as its strong currency made exports more expensive.

Mobile phone sales were growing at a double-digit pace during the most recent quarter vs. the year-ago time period, although the percentage of the global population owning cell phones was still modest. In China, there were 25 million users of third-generation (3G) mobile wireless technology as of June 2010, up from 18 million users at the end of March. Meanwhile, only 25% of Europe’s population had broadband Internet access.

International telecommunications stocks, as defined by the Index, slightly outperformed the broad international stock market for the reporting period. Diversified telecom service providers are considered to be basic service companies that typically hold up well in an economic recession but underperform when the economy recovers as investor appetite for risk increases. In addition, telecom companies typically offer high dividend payouts, which reduce stock price volatility.

The Fund generated a modest gain for the brief reporting period. All but one of the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. France Telecom SA (France) posted the largest gain, followed by Telefonica SA (Spain) and MTN Group Ltd. (South Africa), a communications provider. China Mobile Ltd. was the only top ten holding to post a loss for the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

Performance as of July 31, 2010

Cumulative Total Returns

Inception to 7/31/10

NAV	MARKET	INDEX
2.21%	2.29%	2.23%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION
As of 7/31/10
Industry	Percentage of Net Assets
Electric	71.36%

Gas	20.16

Water	4.42

Electric – Distribution	1.36

Energy – Alternate Sources	0.93

Engineering & Construction	0.83

Coal	0.53

Holding Companies – Diversified	0.23

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 7/31/10
Security	Percentage of Net Assets
E.ON AG (Germany)	8.29%

GDF Suez (France)	6.36

Enel SpA (Italy)	5.00

Tokyo Electric Power Co. Inc. (The) (Japan)	4.98

RWE AG (Germany)	4.69

Iberdrola SA (Spain)	4.31

National Grid PLC (United Kingdom)	4.10

Centrica PLC (United Kingdom)	3.58

Kansai Electric Power Co. Inc. (The) (Japan)	2.81

Chubu Electric Power Co. Inc. (Japan)	2.49

TOTAL	46.61%

The iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Utilities Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the utilities sector of developed and emerging markets countries, excluding the United States. Component securities include those of diversified utilities providers, electric utilities providers, gas utilities providers, water utilities providers, independent power producers and energy trading companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 13, 2010 (inception date of the Fund) through July 31, 2010 (the “reporting period”), the total return for the Fund was 2.21%, while the total return for the Index was 2.23%.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

For the six months ended July 31, 2010, broad international stock markets, as represented by the MSCI All Country ex USA Index, exhibiting volatility, but ultimately signs of improvement, returned 2% overall and just shy of 3% for the brief reporting period. In Europe, the International Monetary Fund agreed to aid countries in financial trouble such as Greece and Portugal. This development led to guarded optimism, which boosted the euro to a three-month high against the U.S. dollar in June 2010. Germany’s economy was particularly strong, partly due to booming exports to China. In addition, the United Kingdom was in the midst of its fastest economic growth in four years.

However, Japan’s economy was still sluggish; the Japanese government announced a new stimulus package to boost gross domestic product, which was just 1.5% in the most recent quarter. Indeed, for the first time in history, China was expected to post a higher GDP output than Japan in 2010, making China the second largest economy in the world. According to the International Energy Agency, China has overtaken the U.S. to become the world’s largest energy consumer. The U.S. had held that position for more than 100 years.

The utilities sector is directly affected by the state of the economy in which the utilities conduct business. If a country’s factories are operating below average capacity, then utility profits will be adversely affected. Another factor that affected the investment climate of utilities companies during the reporting period was declining yields on intermediate and long-term bonds, which made companies paying strong dividends, a typical characteristic of utilities companies, an attractive alternative.

Utilities are generally considered to be companies that provide essential services and typically hold up well in an economic recession but underperform when the economy recovers as investor appetite for risk increases. Utility companies typically offer high dividend payouts, which has been desirable for investors seeking income in a low interest-rate environment.

In this environment, the Fund posted a modest gain, which was generally in line with the broad international stock market, for the brief reporting period. In addition, all but one the Fund’s ten largest holdings as of July 31, 2010 posted gains over this time period. Utility companies including Iberdrola SA (Spain), posted the largest gain, followed by National Grid PLC (United Kingdom) and Enel SpA (Italy). Chubu Electric Power Co. Inc. (Japan) was the only top ten holding to post a loss for the period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (2/1/10)[a]	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[b] (2/1/10 to 7/31/10)
Consumer Discretionary
Actual	$1,000.00	$1,027.00	0.48%	$0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Consumer Staples
Actual	1,000.00	1,005.60	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Energy
Actual	1,000.00	1,010.60	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Financials
Actual	1,000.00	1,043.20	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (2/1/10)[a]	Ending Account Value (7/31/10)	Annualized Expense Ratio	Expenses Paid During Period[b] (2/1/10 to 7/31/10)
Health Care
Actual	$1,000.00	$ 978.30	0.48%	$0.23
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Industrials
Actual	1,000.00	1,023.20	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Information Technology
Actual	1,000.00	1,016.00	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Materials
Actual	1,000.00	1,041.70	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Telecommunication Services
Actual	1,000.00	1,035.80	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
Utilities
Actual	1,000.00	1,022.10	0.48	0.24
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41

[a]	Except for the iShares MSCI ACWI ex US Financials Sector Index Fund, the beginning of the period is July 13, 2010 (commencement of operations).
[b]

The actual expenses for the Funds (except for the iShares MSCI ACWI ex US Financials Sector Index Fund) are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (18 days) and divided by the number of days in the year (365 days). Actual expense for the iShares MSCI ACWI ex US Financials Sector Index Fund is calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	25

Schedule of Investments

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 97.52%

AUSTRALIA – 2.08%
Aristocrat Leisure Ltd.	2,582	$7,924
Billabong International Ltd.	1,396	11,525
Crown Ltd.	2,724	19,629
Fairfax Media Ltd.	12,596	16,819
Harvey Norman Holdings Ltd.	3,538	11,210
Tabcorp Holdings Ltd.	3,600	22,356
Tatts Group Ltd.	10,998	24,392

		113,855

BRAZIL – 1.36%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	200	55,500
Gafisa SA SP ADR	1,000	15,140
Rossi Residencial SA SP GDR	800	3,608

		74,248

CANADA – 3.46%
Canadian Tire Corp. Ltd. Class A	340	18,876
Gildan Activewear Inc.[a]	436	13,390
Magna International Inc. Class A	482	35,815
Shaw Communications Inc. Class B	1,476	28,920
Thomson Reuters Corp.	1,650	61,582
Tim Hortons Inc.	776	26,430
Yellow Pages Income Fund	852	4,666

		189,679

CHINA – 3.07%
Anta Sports Products Ltd.	6,000	10,601
Belle International Holdings Ltd.	20,000	30,855
BYD Co. Ltd. Class H	2,000	13,766
China Dongxiang (Group) Co. Ltd.	20,000	11,332
China Travel International Investment Hong Kong Ltd.	28,000	6,923
Denway Motors Ltd.	28,000	14,279
Dongfeng Motor Group Co. Ltd. Class H	8,000	11,167
Geely Automobile Holdings Ltd.	20,000	7,469
Golden Eagle Retail Group Ltd.	4,000	9,509
GOME Electrical Appliances Holdings Ltd.[a]	56,000	19,399
Li Ning Co. Ltd.	4,000	13,187
Parkson Retail Group Ltd.	8,000	13,743

Security	Shares	Value
Skyworth Digital Holdings Ltd.	8,000	$5,779

		168,009

FINLAND – 0.37%
Nokian Renkaat OYJ	468	13,127
Sanoma OYJ	352	6,993

		20,120

FRANCE – 11.87%
Accor SA	640	20,724
Christian Dior SA	244	26,435
Compagnie Generale des Etablissements Michelin Class B	696	53,008
Eutelsat Communications	398	14,697
Hermes International	220	37,733
JCDecaux SAa	290	7,447
Lagardere SCA	506	18,633
LVMH Moet Hennessy Louis Vuitton SA	1,064	129,774
M6-Metropole Television	280	6,207
PagesJaunes Groupe SA	506	5,599
PPR SA	318	42,527
PSA Peugeot Citroen SAa	878	26,046
Publicis Groupe SA	492	22,168
Renault SAa	894	39,874
SES SA FDR	1,378	34,029
Societe Television Francaise 1	366	5,820
Sodexo	466	29,350
Vivendi SA	5,416	130,147

		650,218

GERMANY – 7.47%
Adidas AG	992	53,711
Bayerische Motoren Werke AG	1,628	87,617
Continental AGa	256	16,326
Daimler AG Registered	4,106	221,327
Puma AG	24	7,012
TUI AGa	814	8,571
Volkswagen AG	156	14,779

		409,343

HONG KONG – 3.13%
Esprit Holdings Ltd.	5,800	36,411
Li & Fung Ltd.	12,000	55,013
Lifestyle International Holdings Ltd.	3,000	6,235
Sands China Ltd.[a]	11,200	17,308
Shangri-La Asia Ltd.	8,000	16,215

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Television Broadcasts Ltd.	2,000	$9,272
Wynn Macau Ltd.[a]	8,800	14,981
Yue Yuen Industrial (Holdings) Ltd.	5,000	16,226

		171,661

INDIA – 0.78%
Mahindra & Mahindra Ltd. SP GDR	3,000	42,450

		42,450

INDONESIA – 0.93%
PT Astra International Tbk	9,000	50,992

		50,992

ITALY – 2.12%
Autogrill SpA[a]	1,058	13,094
Fiat SpA	4,156	53,224
Luxottica Group SpA	796	20,699
Mediaset SpA	3,360	21,592
Pirelli & C. SpA	1,038	7,255

		115,864

JAPAN – 34.32%
ABC-Mart Inc.	200	6,485
Aisin Seiki Co. Ltd.	1,000	27,867
Benesse Holdings Inc.	400	17,655
Bridgestone Corp.	3,200	57,124
Canon Marketing Japan Inc.	400	5,414
Casio Computer Co. Ltd.	1,200	8,627
Daihatsu Motor Co. Ltd.	2,000	23,494
Dena Co. Ltd.	200	5,534
Denso Corp.	2,200	62,883
Dentsu Inc.	600	14,907
Fast Retailing Co. Ltd.	200	29,841
Fuji Heavy Industries Ltd.[a]	2,000	11,009
Fuji Media Holdings Inc.	2	2,889
Hakuhodo DY Holdings Inc.	100	5,077
Honda Motor Co. Ltd.	7,400	231,325
Isetan Mitsukoshi Holdings Ltd.	1,600	15,066
Isuzu Motors Ltd.	6,000	17,586
J. Front Retailing Co. Ltd.	2,000	9,047
Jupiter Telecommunications Co. Ltd.	6	6,148
Marui Group Co. Ltd.	1,000	6,993
Mazda Motor Corp.	8,000	19,294
McDonald’s Holdings Co. (Japan) Ltd.	400	8,918
Mitsubishi Motors Corp.[a]	20,000	26,079
Namco Bandai Holdings Inc.	1,000	8,920

Security	Shares	Value
NGK Spark Plug Co. Ltd.	2,000	$25,779
Nikon Corp.	1,400	24,265
Nissan Motor Co. Ltd.[a]	11,400	87,348
Nitori Co. Ltd.	200	17,194
NOK Corp.	600	9,797
Oriental Land Co. Ltd.	200	16,663
Panasonic Corp.	8,800	115,966
Rakuten Inc.	34	25,973
Rinnai Corp.	200	10,697
Sankyo Co. Ltd.	200	9,762
SANYO Electric Co. Ltd.[a]	10,000	15,693
Sega Sammy Holdings Inc.	1,000	14,655
Sekisui Chemical Co. Ltd.	2,000	13,524
Sekisui House Ltd.	2,000	17,701
Sharp Corp.	6,000	65,567
Shimamura Co. Ltd.	200	18,071
Shimano Inc.	200	10,132
Sony Corp.	4,400	137,341
Stanley Electric Co. Ltd.	800	13,819
Sumitomo Rubber Industries Inc.	1,200	11,867
Suzuki Motor Corp.	1,600	33,418
Takashimaya Co. Ltd.	2,000	15,463
Toho Co. Ltd.	400	6,582
Toyoda Gosei Co. Ltd.	400	9,970
Toyota Boshoku Corp.	400	6,305
Toyota Industries Corp.	1,000	26,887
Toyota Motor Corp.	12,400	436,418
USS Co. Ltd.	80	6,000
Yamada Denki Co. Ltd.	360	24,260
Yamaha Corp.	600	6,640
Yamaha Motor Co. Ltd.[a]	1,400	18,110

		1,880,049

MEXICO – 1.63%
Desarrolladora Homex SAB de CVa	2,000	9,900
Grupo Elektra SA de CV	440	17,569
Grupo Televisa SA CPO	14,000	53,514
Urbi Desarrollos Urbanos SAB de CVa	4,400	8,540

		89,523

NETHERLANDS – 1.46%
Reed Elsevier NV	3,398	43,959
Wolters Kluwer NV	1,798	36,261

		80,220

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
NEW ZEALAND – 0.32%
Sky City Entertainment Group Ltd.	8,000	$17,558

		17,558

PHILIPPINE ISLANDS – 0.37%
Jollibee Foods Corp.	11,800	20,077

		20,077

POLAND – 0.15%
Cyfrowy Polsat SA	352	1,690
TVN SA	1,166	6,756

		8,446

SINGAPORE – 2.04%
Genting Singapore PLC[a]	44,000	41,102
Jardine Cycle & Carriage Ltd.	2,000	52,664
Singapore Press Holdings Ltd.	6,000	18,227

		111,993

SOUTH AFRICA – 2.73%
Foschini Ltd.	1,332	12,948
Imperial Holdings Ltd.	978	12,915
Naspers Ltd. Class N	1,762	75,027
Steinhoff International Holdings Ltd.[a]	6,582	17,212
Truworths International Ltd.	2,142	17,101
Woolworths Holdings Ltd.	4,030	14,340

		149,543

SOUTH KOREA – 0.07%
LG Electronics Inc. SP GDR[b]	200	3,580

		3,580

SPAIN – 1.32%
Gestevision Telecinco SA	540	6,187
Industria de Diseno Textil SA	998	65,985

		72,172

SWEDEN – 4.03%
Electrolux AB Class B	1,336	29,751
Hennes & Mauritz AB Class B	4,906	154,310
Husqvarna AB Class B	2,804	19,780
Modern Times Group MTG AB Class B	272	17,028

		220,869

SWITZERLAND – 2.49%
Compagnie Financiere Richemont SA Class A Bearer Units	2,300	89,362
Swatch Group AG (The) Bearer	116	35,767

Security	Shares	Value
Swatch Group AG (The) Registered	200	$11,192

		136,321

THAILAND – 0.56%
BEC World PCL NVDR	32,800	30,488

		30,488

TURKEY – 0.31%
Arcelik AS	3,484	17,229

		17,229

UNITED KINGDOM – 9.08%
British Sky Broadcasting Group PLC	4,862	54,138
Burberry Group PLC	1,654	21,798
Carnival PLC	756	27,231
Compass Group PLC	7,862	65,257
Home Retail Group PLC	3,862	14,455
InterContinental Hotels Group PLC	1,232	21,282
ITV PLC[a]	14,340	11,611
Kingfisher PLC	9,968	33,610
Marks & Spencer Group PLC	7,216	38,921
Next PLC	860	28,957
Pearson PLC	3,222	49,930
Reed Elsevier PLC	5,180	44,780
Thomas Cook Group PLC	3,510	9,994
TUI Travel PLC	1,886	6,212
Whitbread PLC	704	15,524
WPP PLC	5,066	53,752

		497,452

TOTAL COMMON STOCKS
(Cost: $5,204,346)		5,341,959

PREFERRED STOCKS – 2.40%

BRAZIL – 0.20%
Net Servicos de Comunicacao SA SP ADR[a]	1,000	10,830

		10,830

GERMANY – 2.20%
Bayerische Motoren Werke AG	330	12,072
Porsche Automobil Holding SE	464	23,467
Volkswagen AG	806	85,380

		120,919

TOTAL PREFERRED STOCKS
(Cost: $ 124,351)		131,749

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	3,832	$3,832

		3,832

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,832)		3,832

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $5,332,529)		5,477,540

Other Assets, Less Liabilities – 0.01%		326

NET ASSETS 100.00%		$5,477,866

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 97.78%

AUSTRALIA – 7.17%
Coca-Cola Amatil Ltd.	2,498	$25,937
Foster’s Group Ltd.	10,102	52,674
Goodman Fielder Ltd.	10,016	12,104
Metcash Ltd.	5,678	22,873
Wesfarmers Ltd.	4,392	123,609
Wesfarmers Ltd. Partially Protected	700	19,764
Woolworths Ltd.	5,732	133,822

		390,783

BELGIUM – 4.02%
Anheuser-Busch InBev NV	3,160	167,288
Colruyt SA	76	18,718
Delhaize Group SA	448	33,076

		219,082

BRAZIL – 0.78%
BRF – Brasil Foods SA SP ADR	3,000	42,360

		42,360

CANADA – 2.64%
Alimentation Couche-Tard Inc. Class B	572	11,902
Empire Co. Ltd. Class A	102	5,546
George Weston Ltd.	138	10,519
Loblaw Companies Ltd.	480	20,343
Metro Inc. Class A	460	19,625
Saputo Inc.	572	17,444
Shoppers Drug Mart Corp.	1,174	39,975
Viterra Inc.[a]	2,384	18,633

		143,987

CHILE – 0.27%
Compania Cervecerias Unidas SA SP ADR	100	5,292
Vina Concha y Toro SA SP ADR	200	9,500

		14,792

CHINA – 3.18%
Chaoda Modern Agriculture (Holdings) Ltd.	12,000	12,903
China Agri-Industries Holdings Ltd.	8,000	9,056
China Mengniu Dairy Co. Ltd.	6,000	18,660
China Resources Enterprise Ltd.	8,000	30,391
China Yurun Food Group Ltd.	6,000	19,703
Hengan International Group Co. Ltd.	4,000	34,461

Security	Shares	Value
Tingyi (Cayman Islands) Holding Corp.	8,000	$20,295
Want Want China Holdings Ltd.	30,000	23,489
Wumart Stores Inc. Class H	2,000	4,373

		173,331

DENMARK – 0.75%
Carlsberg A/S Class B	462	40,953

		40,953

FINLAND – 0.21%
Kesko OYJ Class B	300	11,631

		11,631

FRANCE – 9.01%
Carrefour SA	2,754	126,743
Casino Guichard-Perrachon SA	296	25,772
Danone SA	2,750	154,199
L’Oreal SA	1,080	113,294
Pernod Ricard SA	906	70,891

		490,899

GERMANY – 1.83%
Beiersdorf AG	570	33,751
Henkel AG & Co. KGaA	600	24,873
METRO AG	590	32,741
Suedzucker AG	432	8,332

		99,697

GREECE – 0.44%
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,000	23,830

		23,830

INDONESIA – 1.17%
PT Astra Agro Lestari Tbk	5,000	10,896
PT Gudang Garam Tbk	3,000	11,734
PT Indofood Sukses Makmur Tbk	32,000	16,539
PT Unilever Indonesia Tbk	13,000	24,624

		63,793

IRELAND – 0.42%
Kerry Group PLC Class A	712	22,633

		22,633

ITALY – 0.53%
Parmalat SpA	11,912	28,834

		28,834

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
JAPAN – 11.22%
AEON Co. Ltd.	2,600	$27,752
Ajinomoto Co. Inc.	4,000	37,803
Asahi Breweries Ltd.	1,800	31,800
Coca-Cola West Co. Ltd.	600	10,849
FamilyMart Co. Ltd.	400	14,263
ITO EN Ltd.	400	6,273
Japan Tobacco Inc.	20	64,159
Kao Corp.	2,600	61,325
Kikkoman Corp.	2,000	21,140
Kirin Holdings Co. Ltd.	4,000	53,266
Lawson Inc.	400	18,301
Meiji Holdings Co. Ltd.	400	17,147
Nippon Meat Packers Inc.	2,000	26,240
Nisshin Seifun Group Inc.	1,000	12,197
Nissin Foods Holdings Co. Ltd.	400	13,963
Sapporo Holdings Ltd.	2,000	9,601
Seven & I Holdings Co. Ltd.	3,400	81,175
Shiseido Co. Ltd.	1,600	35,707
Unicharm Corp.	200	23,725
UNY Co. Ltd.	1,000	7,708
Yakult Honsha Co. Ltd.	400	11,535
Yamazaki Baking Co. Ltd.	2,000	25,271

		611,200

MEXICO – 3.08%
Coca-Cola FEMSA SAB de CV Class L	1,400	9,599
Fomento Economico Mexicano SAB de CV BD Units	10,400	50,862
Grupo Bimbo SAB de CV Series A	1,600	12,072
Grupo Modelo SAB de CV Series C	3,000	16,310
Kimberly-Clark de Mexico SAB de CV Series A	3,000	18,987
Wal-Mart de Mexico SAB de CV Series V	25,800	60,016

		167,846

NETHERLANDS – 6.68%
Heineken Holding NV	554	21,725
Heineken NV	1,166	52,757
Koninklijke Ahold NV	5,724	73,454
Unilever NV CVA	7,352	216,228

		364,164

Security	Shares	Value
POLAND – 0.06%
Kernel Holding SAa	160	$3,281

		3,281

PORTUGAL – 0.24%
Jeronimo Martins SGPS SA	1,190	13,000

		13,000

RUSSIA – 0.46%
Magnit OJSC SP GDR[a,b]	864	18,274
Wimm-Bill-Dann Foods OJSC SP ADR	338	6,675

		24,949

SINGAPORE – 1.37%
Golden Agri-Resources Ltd.	40,000	16,917
Olam International Ltd.	10,000	20,669
Wilmar International Ltd.	8,000	36,836

		74,422

SOUTH AFRICA – 1.31%
Massmart Holdings Ltd.	908	15,905
Pick’n Pay Stores Ltd.	1,630	10,157
Shoprite Holdings Ltd.	1,938	24,252
Tiger Brands Ltd.	856	21,213

		71,527

SWEDEN – 0.57%
Swedish Match AB	1,316	31,035

		31,035

SWITZERLAND – 14.28%
Aryzta AG	384	15,635
Lindt & Spruengli AG Participation Certificates	6	13,442
Nestle SA Registered	15,216	748,984

		778,061

THAILAND – 0.60%
Charoen Pokphand Foods PCL NVDR	20,000	14,934
CP All PCL NVDR	18,000	17,986

		32,920

TURKEY – 0.74%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,506	18,994
BIM Birlesik Magazalar AS	420	12,894
Coca-Cola Icecek AS	832	8,671

		40,559

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
UNITED KINGDOM – 24.75%
Associated British Foods PLC	1,500	$24,126
British American Tobacco PLC	8,710	299,278
Diageo PLC	11,014	190,947
Imperial Tobacco Group PLC	4,606	130,131
J Sainsbury PLC	6,198	33,352
Reckitt Benckiser Group PLC	2,638	129,105
SABMiller PLC	4,100	124,182
Tesco PLC	35,260	215,720
Unilever PLC	5,624	159,508
Wm Morrison Supermarkets PLC	10,106	41,942

		1,348,291

TOTAL COMMON STOCKS
(Cost: $5,300,743)		5,327,860

PREFERRED STOCKS – 2.11%

BRAZIL – 1.44%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	200	13,012
Companhia de Bebidas das Americas SP ADR	600	65,532

		78,544

GERMANY – 0.67%
Henkel AG & Co. KGaA	728	36,121

		36,121

TOTAL PREFERRED STOCKS
(Cost: $ 113,232)		114,665

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	5,000	$5,000

		5,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,000)		5,000

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $5,418,975)		5,447,525

Other Assets, Less Liabilities – 0.02%		1,132

NET ASSETS – 100.00%		$5,448,657

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 96.15%

AUSTRALIA – 3.94%
Arrow Energy Ltd.[a]	2,000	$8,473
Caltex Australia Ltd.	618	5,746
Energy Resources of Australia Ltd.	324	4,042
Origin Energy Ltd.	3,362	46,991
Paladin Energy Ltd.[a]	2,750	9,584
Santos Ltd.	3,242	39,033
Woodside Petroleum Ltd.	2,050	77,200
WorleyParsons Ltd.	742	15,543

		206,612

AUSTRIA – 0.36%
OMV AG	570	19,074

		19,074

BRAZIL – 4.23%
OGX Petroleo e Gas Participacoes SA SP ADR[a]	4,600	48,070
Petroleo Brasileiro SA SP ADR	4,200	152,880
Ultrapar Participacoes SA SP ADR	400	20,760

		221,710

CANADA – 19.87%
ARC Energy Trust	474	9,172
Athabasca Oil Sands Corp.	758	8,648
Bonavista Energy Trust	258	5,819
Cameco Corp.	1,412	35,891
Canadian Natural Resources Ltd.	3,948	135,695
Canadian Oil Sands Trust	874	22,878
Cenovus Energy Inc.	2,800	78,703
Crescent Point Energy Corp.	688	25,310
Enbridge Inc.	1,304	63,355
EnCana Corp.	2,752	83,980
Enerplus Resources Fund	664	15,202
Ensign Energy Services Inc.	460	5,659
Husky Energy Inc.	920	22,563
Imperial Oil Ltd.	1,070	41,784
Nexen Inc.	1,922	39,841
Niko Resources Ltd.	162	17,440
Pacific Rubiales Energy Corp.[a]	888	21,261
Penn West Energy Trust	1,532	29,660
PetroBakken Energy Ltd. Class A	332	7,269
Petrobank Energy and Resources Ltd.[a]	350	14,391

Security	Shares	Value
Progress Energy Resources Corp.	700	$8,434
Provident Energy Trust	950	6,254
Suncor Energy Inc.	5,648	185,845
Talisman Energy Inc.	3,730	63,558
TransCanada Corp.	2,496	88,043
Vermilion Energy Trust	152	4,885

		1,041,540

CHINA – 6.83%
China Coal Energy Co. Class H	14,000	19,543
China Oilfield Services Ltd. Class H	8,000	10,508
China Petroleum & Chemical Corp. Class H	60,000	48,368
China Shenhua Energy Co. Ltd. Class H	13,000	50,055
CNOOC Ltd.	66,000	111,170
CNPC (Hong Kong) Ltd.	8,000	10,426
PetroChina Co. Ltd. Class H	80,000	90,762
Yanzhou Coal Mining Co. Ltd. Class H	8,000	17,184

		358,016

COLOMBIA – 0.52%
Ecopetrol SA SP ADR	800	27,296

		27,296

FINLAND – 0.12%
Neste Oil OYJ	440	6,483

		6,483

FRANCE – 8.03%
Compagnie Generale de Geophysique-Veritas[a]	506	9,773
Technip SA	350	23,301
Total SA	7,694	388,019

		421,093

HONG KONG – 0.07%
Mongolia Energy Corp. Ltd.[a]	10,000	3,773

		3,773

HUNGARY – 0.30%
MOL Hungarian Oil and Gas Nyrt[a]	174	15,652

		15,652

INDIA – 2.00%
Reliance Industries Ltd. SP GDR[b]	2,400	104,640

		104,640

INDONESIA – 0.65%
PT Adaro Energy Tbk	42,000	9,387

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
PT Bumi Resources Tbk	69,000	$13,263
PT Indo Tambangraya Megah Tbk	1,000	4,191
PT Tambang Batubara Bukit Asam Tbk	4,000	7,465

		34,306

ITALY – 5.14%
Eni SpA	9,674	197,746
Saipem SpA	1,008	36,245
Tenaris SA	1,772	35,390

		269,381

JAPAN – 2.22%
Cosmo Oil Co. Ltd.	2,000	4,754
Idemitsu Kosan Co. Ltd.	200	14,840
INPEX Corp.	4	19,478
Japan Petroleum Exploration Co. Ltd.	200	7,870
JX Holdings Inc.	8,400	45,363
Showa Shell Sekiyu K.K.	800	5,871
TonenGeneral Sekiyu K.K.	2,000	18,001

		116,177

NETHERLANDS – 0.47%
Fugro NV CVA	262	13,829
SBM Offshore NV	684	10,787

		24,616

NORWAY – 2.21%
Aker Solutions ASA	596	7,728
Seadrill Ltd.	1,028	23,866
Statoil ASA	4,156	84,033

		115,627

POLAND – 0.47%
Grupa Lotos SAa	240	2,526
Polski Koncern Naftowy Orlen SAa	1,148	14,593
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	7,396

		24,515

PORTUGAL – 0.31%
Galp Energia SGPS SA Class B	978	15,990

		15,990

RUSSIA – 7.93%
LUKOIL SP ADR	1,700	96,900
OAO Gazprom SP ADR	9,600	207,168
OAO NovaTek SP GDR[c]	250	18,750
OAO Tatneft SP ADR	800	24,728

Security	Shares	Value
OAO TMK SP GDR[a,c]	198	$3,263
OJSC Rosneft Oil Co. SP GDR[c]	5,800	38,744
Surgutneftegaz SP ADR	2,600	26,364

		415,917

SOUTH AFRICA – 1.61%
Sasol Ltd.	2,132	84,360

		84,360

SPAIN – 1.26%
Repsol YPF SA	2,810	66,280

		66,280

THAILAND – 1.26%
Banpu PCL NVDR	600	11,600
IRPC PCL NVDR	35,400	4,256
PTT Aromatics & Refining PCL NVDR	4,000	2,888
PTT Exploration & Production PCL NVDR	4,200	19,390
PTT PCL NVDR	3,000	23,610
Thai Oil PCL NVDR	3,000	4,090

		65,834

TURKEY – 0.25%
Turkiye Petrol Rafinerileri AS	576	13,095

		13,095

UNITED KINGDOM – 26.10%
AMEC PLC	1,196	16,352
BG Group PLC	12,216	195,428
BP PLC	67,876	431,527
Cairn Energy PLC[a]	5,032	36,787
Petrofac Ltd.	934	18,284
Royal Dutch Shell PLC Class A	12,802	351,763
Royal Dutch Shell PLC Class B	9,734	256,030
Tullow Oil PLC	3,228	62,232

		1,368,403

TOTAL COMMON STOCKS
(Cost: $4,988,991)		5,040,390

PREFERRED STOCKS – 3.75%

BRAZIL – 3.53%
Petroleo Brasileiro SA SP ADR	5,800	184,730

		184,730

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
RUSSIA – 0.22%
Surgutneftegaz SP ADR	2,600	$11,700

		11,700

TOTAL PREFERRED STOCKS
(Cost: $ 192,140)		196,430

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	4,703	4,703

		4,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,703)		4,703

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $5,185,834)		5,241,523

Other Assets, Less Liabilities – 0.01%		676

NET ASSETS – 100.00%		$5,242,199

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.56%

AUSTRALIA – 9.98%
AMP Ltd.	1,334	$6,400
ASX Ltd.	136	3,558
Australia and New Zealand Banking Group Ltd.	1,624	33,886
AXA Asia Pacific Holdings Ltd.	740	3,637
Bendigo and Adelaide Bank Ltd.	248	1,839
CFS Retail Property Trust	1,360	2,315
Commonwealth Bank of Australia	950	45,201
Dexus Property Group	4,048	2,987
Goodman Group	4,714	2,624
GPT Group	1,275	3,301
Insurance Australia Group Ltd.	1,352	4,174
Lend Lease Group	424	2,798
Macquarie Group Ltd.	228	7,678
Mirvac Group	2,106	2,526
National Australia Bank Ltd.	1,356	30,848
QBE Insurance Group Ltd.	650	9,827
Stockland Corp. Ltd.	1,780	6,107
Suncorp-Metway Ltd.	802	6,077
Westfield Group	1,414	15,629
Westpac Banking Corp.	1,824	39,612

		231,024

AUSTRIA – 0.49%
Erste Group Bank AG	136	5,456
IMMOEAST AG Escrow[a,b]	372	–
IMMOFINANZ AGa	558	1,836
Raiffeisen International Bank Holding AG	46	2,090
Vienna Insurance Group AG	40	1,898

		11,280

BELGIUM – 0.70%
Ageas	1,536	4,228
Compagnie Nationale a Portefeuille SA	38	1,818
Dexia SAa	389	1,907
Groupe Bruxelles Lambert SA	46	3,574
KBC Groep NVa	108	4,770

		16,297

BRAZIL – 1.80%
Banco Santander (Brasil) SA SP ADR	790	10,523

Security	Shares	Value
Itau Unibanco Holding SA SP ADR	1,394	$31,212

		41,735

CANADA – 10.23%
Bank of Montreal	354	21,609
Bank of Nova Scotia	616	30,855
Brookfield Asset Management Inc. Class A	352	8,811
Brookfield Properties Corp.	190	2,859
Canadian Imperial Bank of Commerce	250	17,137
CI Financial Corp.	134	2,529
Fairfax Financial Holdings Ltd.	14	5,566
Great-West Lifeco Inc.	154	3,756
IGM Financial Inc.	88	3,455
Industrial Alliance Insurance and Financial Services Inc.	64	2,028
Intact Financial Corp.	74	3,365
Manulife Financial Corp.	1,134	17,991
National Bank of Canada	104	5,957
Onex Corp.	108	2,888
Power Corp. of Canada	186	4,822
Power Financial Corp.	118	3,229
RioCan Real Estate Investment Trust	138	2,733
Royal Bank of Canada	900	46,942
Sun Life Financial Inc.	340	9,547
TMX Group Inc.	66	1,826
Toronto-Dominion Bank (The)	548	38,926

		236,831

CHINA – 6.48%
Agricultural Bank of China Ltd. Class Ha	2,000	901
Bank of China Ltd. Class H	36,000	19,007
Bank of Communications Co. Ltd. Class H	4,000	4,440
China CITIC Bank Class H	4,000	2,699
China Construction Bank Corp. Class H	30,000	25,459
China Life Insurance Co. Ltd. Class H	6,000	26,657
China Merchants Bank Co. Ltd. Class H	2,260	6,039
China Minsheng Banking Corp. Ltd. Class H	4,800	4,481
China Overseas Land & Investment Ltd.	4,000	8,571
China Taiping Insurance Holdings Co. Ltd.[a]	800	2,699
Country Garden Holdings Co. Ltd.	4,000	1,267

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Industrial and Commercial Bank of China Ltd. Class H	32,000	$24,437
Longfor Properties Co. Ltd.	2,000	2,192
PICC Property and Casualty Co. Ltd. Class Ha	4,000	4,049
Ping An Insurance (Group) Co. of China Ltd. Class Hb	1,000	8,287
Poly (Hong Kong) Investments Ltd.	2,000	2,413
Renhe Commercial Holdings Co. Ltd.	8,000	1,720
Shui On Land Ltd.	5,000	2,279
Sino-Ocean Land Holdings Ltd.	3,000	2,291

		149,888

COLOMBIA – 0.37%
Bancolombia SA SP ADR	146	8,560

		8,560

CZECH REPUBLIC – 0.13%
Komercni Banka AS	16	3,107

		3,107

DENMARK – 0.32%
Danske Bank A/Sa	310	7,301

		7,301

EGYPT – 0.13%
Commercial International Bank SP ADR	400	2,920

		2,920

FINLAND – 0.32%
Pohjola Bank PLC	178	2,213
Sampo OYJ Class A	214	5,228

		7,441

FRANCE – 5.47%
AXA	1,106	20,382
BNP Paribas	616	42,301
CNP Assurances SA	104	2,146
Credit Agricole SA	626	8,571
Eurazeo	31	1,974
Fonciere des Regions	24	2,192
Gecina SA	20	2,048
Icade	22	2,091
Klepierre	84	2,680
Natixis[a]	716	3,826
SCOR SE	96	2,106
Societe Generale	412	23,743

Security	Shares	Value
Unibail-Rodamco SE	64	$12,624

		126,684

GERMANY – 4.34%
Allianz SE Registered	300	34,824
Commerzbank AGa	538	4,864
Deutsche Bank AG Registered	404	28,211
Deutsche Boerse AG	144	10,078
Deutsche Postbank AGa	80	2,550
Hannover Rueckversicherung AG Registered	44	2,106
Muenchener Rueckversicherungs- Gesellschaft AG Registered	128	17,726

		100,359

GREECE – 0.10%
National Bank of Greece SA SP ADR	758	2,198

		2,198

HONG KONG – 4.54%
Bank of East Asia Ltd.	1,200	4,713
BOC Hong Kong (Holdings) Ltd.	3,000	7,703
Cheung Kong (Holdings) Ltd.	2,000	24,171
Hang Lung Properties Ltd.	2,000	8,345
Hang Seng Bank Ltd.	600	8,314
Hong Kong Exchanges and Clearing Ltd.	1,000	16,445
Hopewell Holdings Ltd.	1,000	3,161
Kerry Properties Ltd.	1,000	5,042
Link REIT (The)	2,000	5,203
New World Development Co. Ltd.	2,000	3,575
Swire Pacific Ltd. Class A	1,000	12,157
Wheelock and Co. Ltd.	2,000	6,233

		105,062

HUNGARY – 0.12%
OTP Bank Nyrt[a]	120	2,880

		2,880

INDIA – 1.71%
Axis Bank Ltd. SP GDR[c]	300	8,775
HDFC Bank Ltd. SP ADR	108	17,775
ICICI Bank Ltd. SP ADR	332	12,918

		39,468

INDONESIA – 0.57%
PT Bank Central Asia Tbk	8,000	5,319
PT Bank Mandiri Tbk	5,000	3,353

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
PT Bank Rakyat Indonesia Tbk	4,000	$4,425

		13,097

IRELAND – 0.10%
Bank of Ireland[a]	2,154	2,394

		2,394

ISRAEL – 0.40%
Bank Hapoalim Ltd.[a]	968	3,933
Bank Leumi le-Israel[a]	870	3,707
Mizrahi Tefahot Bank Ltd.[a]	186	1,540

		9,180

ITALY – 3.39%
Assicurazioni Generali SpA	778	15,670
Banca Carige SpA	758	1,704
Banca Monte dei Paschi di Siena SpA	1,686	2,216
Banca Popolare di Milano Scrl	414	2,193
Banco Popolare SpA	492	3,138
Intesa Sanpaolo SpA	5,132	16,982
Mediobanca SpA[a]	444	3,991
Mediolanum SpA	332	1,464
UniCredit SpA	9,488	26,576
Unione di Banche Italiane ScpA	410	4,399

		78,333

JAPAN – 10.25%
Acom Co. Ltd.	60	1,046
AEON Credit Service Co. Ltd.	200	2,001
AEON Mall Co. Ltd.	200	4,371
Aozora Bank Ltd.	2,000	2,654
Bank of Yokohama Ltd. (The)	2,000	9,208
Credit Saison Co. Ltd.	200	2,534
Dai-ichi Life Insurance Co. Ltd. (The)	6	8,488
Daiwa Securities Group Inc.	2,000	8,631
Hokuhoku Financial Group Inc.	2,000	3,531
Japan Retail Fund Investment Corp.	2	2,569
Matsui Securities Co. Ltd.	400	2,359
Mitsubishi UFJ Financial Group Inc.	8,200	40,593
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	2,806
Mizuho Financial Group Inc.	12,400	20,175
Mizuho Securities Co. Ltd.	2,000	4,523
Mizuho Trust & Banking Co. Ltd.[a]	2,000	1,685
MS&AD Insurance Group Holdings Inc.	400	8,867
Nishi-Nippon City Bank Ltd. (The)	2,000	5,816
Nomura Holdings Inc.	2,400	13,321

Security	Shares	Value
Nomura Real Estate Holdings Inc.	200	$2,456
NTT Urban Development Corp.	4	3,236
ORIX Corp.	80	6,277
Resona Holdings Inc.	400	4,380
Sapporo Hokuyo Holdings Inc.	600	2,839
SBI Holdings Inc.	16	2,121
Senshu Ikeda Holdings Inc.	1,000	1,466
Seven Bank Ltd.	2	3,670
Shinsei Bank Ltd.	2,000	1,846
Sony Financial Holdings Inc.	2	7,235
Sumitomo Mitsui Financial Group Inc.	800	24,703
Sumitomo Trust and Banking Co. Ltd. (The)	2,000	11,101
T&D Holdings Inc.	200	4,369
Tokio Marine Holdings Inc.	600	16,381

		237,258

MEXICO – 0.29%
Grupo Financiero Banorte SAB de CV Series O	1,000	3,921
Grupo Financiero Inbursa SAB de CV Series O	800	2,829

		6,750

NETHERLANDS – 1.38%
AEGON NVa	1,076	6,471
Corio NV	54	3,167
ING Groep NV CVA[a]	2,316	22,268

		31,906

NORWAY – 0.36%
DnB NOR ASA	668	8,299

		8,299

PERU – 0.19%
Credicorp Ltd.	44	4,300

		4,300

PHILIPPINE ISLANDS – 0.42%
Ayala Corp.	320	2,227
Ayala Land Inc.	11,200	3,595
Bank of the Philippine Islands	1,400	1,457
SM Prime Holdings Inc.	10,000	2,327

		9,606

POLAND – 0.77%
Bank Pekao SA	78	4,162

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Bank Zachodni WBK SA	32	$1,922
BRE Bank SAa	22	1,847
BRE Bank SA New[a]	9	750
Getin Holding SAa	646	2,160
Globe Trade Centre SAa	228	1,789
Powszechna Kasa Oszczednosci Bank Polski SA	408	5,206

		17,836

PORTUGAL – 0.25%
Banco Comercial Portugues SA Registered	3,450	2,984
Banco Espirito Santo SA Registered	578	2,767

		5,751

RUSSIA – 0.71%
Sberbank GDR[c]	56	16,488

		16,488

SINGAPORE – 2.64%
Ascendas Real Estate Investment Trust	4,000	6,237
CapitaLand Ltd.	2,000	5,825
CapitaMall Trust Management Ltd.	4,000	5,620
CapitaMalls Asia Ltd.	2,000	3,133
DBS Group Holdings Ltd.	2,000	21,183
Oversea-Chinese Banking Corp. Ltd.	2,000	13,284
UOL Group Ltd.	2,000	5,811

		61,093

SOUTH AFRICA – 1.75%
Absa Group Ltd.	176	3,277
African Bank Investments Ltd.	560	2,569
FirstRand Ltd.	1,840	5,101
Growthpoint Properties Ltd.	1,168	2,655
Investec Ltd.	262	2,135
Nedbank Group Ltd.	120	2,221
Redefine Income Fund Ltd.	2,118	2,218
Remgro Ltd.	262	3,587
RMB Holdings Ltd.	492	2,324
Sanlam Ltd.	1,040	3,563
Standard Bank Group Ltd.	692	10,754

		40,404

SOUTH KOREA – 1.56%
KB Financial Group Inc. SP ADR	237	10,139
Shinhan Financial Group Co. Ltd. SP ADR	258	21,344

Security	Shares	Value
Woori Finance Holdings Co. Ltd. SP ADR	124	$4,687

		36,170

SPAIN – 4.86%
Banco Bilbao Vizcaya Argentaria SA	2,286	30,780
Banco de Sabadell SA	588	3,343
Banco de Valencia SA	110	661
Banco Popular Espanol SA	572	3,801
Banco Santander SA	5,160	67,016
Bankinter SA	232	1,740
Criteria CaixaCorp SA	726	3,546
Mapfre SA	474	1,564

		112,451

SWEDEN – 2.04%
Investor AB Class B	280	5,271
Nordea Bank AB	2,060	20,572
Skandinaviska Enskilda Banken AB Class A	1,044	7,175
Svenska Handelsbanken AB Class A	320	9,171
Swedbank AB Class Aa	446	5,092

		47,281

SWITZERLAND – 5.13%
Baloise Holding AG Registered	30	2,393
Credit Suisse Group AG Registered	742	33,644
GAM Holding Ltd.	154	1,774
Julius Baer Group Ltd.	152	5,295
Pargesa Holding SA Bearer	22	1,506
Swiss Life Holding AG Registered[a]	22	2,303
Swiss Reinsurance Co. Registered	230	10,548
UBS AG Registered[a]	2,346	39,913
Zurich Financial Services AG Registered	92	21,385

		118,761

THAILAND – 0.62%
Bangkok Bank PCL NVDR	1,000	4,229
Kasikornbank PCL NVDR	1,400	4,338
Krung Thai Bank PCL NVDR	6,400	2,578
Siam Commercial Bank PCL NVDR	1,200	3,309

		14,454

TURKEY – 0.98%
Akbank TAS	679	3,763
Asya Katilim Bankasi AS	738	1,842
Haci Omer Sabanci Holding AS	506	2,351

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Turkiye Garanti Bankasi AS	1,320	$6,834
Turkiye Halk Bankasi AS	258	2,089
Turkiye Is Bankasi AS	832	3,120
Yapi ve Kredi Bankasi ASa	848	2,578

		22,577

UNITED KINGDOM – 12.67%
3i Group PLC	662	2,945
Admiral Group PLC	110	2,494
Aviva PLC	1,598	8,944
Barclays PLC	7,368	38,402
British Land Co. PLC	588	4,253
Capital Shopping Centres Group PLC	360	1,931
Hammerson PLC	496	3,017
HSBC Holdings PLC	11,058	111,874
Investec PLC	272	2,109
Land Securities Group PLC	508	4,873
Legal & General Group PLC	3,306	4,636
Lloyds Banking Group PLC[a]	24,640	26,727
London Stock Exchange Group PLC	178	1,804
Man Group PLC	1,106	3,764
Old Mutual PLC	3,088	5,842
Prudential PLC	1,576	13,686
Resolution Ltd.	46	172
Royal Bank of Scotland Group PLC[a]	11,136	8,713
RSA Insurance Group PLC	990	1,978
Schroders PLC	94	1,896
SEGRO PLC	534	2,342
Standard Chartered PLC	1,278	36,867
Standard Life PLC	1,216	3,851

		293,120

TOTAL COMMON STOCKS
(Cost: $2,366,263)		2,280,544

PREFERRED STOCKS – 0.97%

BRAZIL – 0.88%
Banco Bradesco SA SP ADR	1,093	20,362

		20,362

Security	Shares	Value
ITALY – 0.09%
Intesa Sanpaolo SpA RNC	794	$2,064

		2,064

TOTAL PREFERRED STOCKS
(Cost: $21,178)		22,426

RIGHTS – 0.05%

UNITED KINGDOM – 0.05%
Resolution Ltd.[a]	792	1,079

		1,079

TOTAL RIGHTS
(Cost: $1,660)		1,079

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	332	332

		332

TOTAL SHORT-TERM INVESTMENTS (Cost: $332)		332

TOTAL INVESTMENTS IN SECURITIES – 99.59%
(Cost: $2,389,433)		2,304,381

Other Assets, Less Liabilities – 0.41%		9,565

NET ASSETS – 100.00%		$2,313,946

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.91%

AUSTRALIA – 3.19%
Cochlear Ltd.	430	$27,513
CSL Ltd.	3,582	107,460
Sonic Healthcare Ltd.	2,496	23,273

		158,246

BELGIUM – 0.60%
UCB SA	918	29,582

		29,582

CANADA – 0.62%
Biovail Corp.	1,416	30,865

		30,865

CHINA – 0.58%
China Shineway Pharmaceutical Group Ltd.	4,000	10,663
Sinopharm Group Co. Ltd. Class H	4,800	17,957

		28,620

DENMARK – 5.06%
Coloplast A/S Class B	156	16,201
Novo Nordisk A/S Class B	2,606	222,849
William Demant Holding A/Sa	160	11,721

		250,771

FINLAND – 0.36%
Orion OYJ Class B	920	17,763

		17,763

FRANCE – 9.11%
Essilor International SA	1,474	92,176
Ipsen SA	412	13,698
Sanofi-Aventis	5,950	345,492

		451,366

GERMANY – 8.66%
Bayer AG	3,888	223,455
Celesio AG	610	14,237
Fresenius Medical Care AG & Co. KGaA	1,462	80,197
Fresenius SE	270	18,819
Merck KGaA	590	52,499
QIAGEN NVa	2,154	40,003

		429,210

Security	Shares	Value
HUNGARY – 0.36%
Richter Gedeon Nyrt	88	$17,954

		17,954

INDIA – 0.92%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,044	30,182
Ranbaxy Laboratories Ltd. SP GDR[a,b]	1,566	15,190

		45,372

IRELAND – 0.21%
Elan Corp. PLC[a]	2,248	10,543

		10,543

ISRAEL – 4.36%
Teva Pharmaceutical Industries Ltd.	4,450	216,114

		216,114

JAPAN – 15.68%
Alfresa Holdings Corp.	200	9,185
Astellas Pharma Inc.	3,000	101,466
Daiichi Sankyo Co. Ltd.	4,400	81,694
Dainippon Sumitomo Pharma Co. Ltd.	1,200	8,945
Eisai Co. Ltd.	1,800	61,232
Hisamitsu Pharmaceutical Co. Inc.	600	23,263
Kyowa Hakko Kirin Co. Ltd.	2,000	20,425
Medipal Holdings Corp.	800	9,269
Mitsubishi Tanabe Pharma Corp.	2,000	29,148
Olympus Corp.	1,200	32,070
Ono Pharmaceutical Co. Ltd.	600	24,752
Santen Pharmaceutical Co. Ltd.	600	20,023
Shionogi & Co. Ltd.	2,000	40,665
Suzuken Co. Ltd.	400	13,963
Sysmex Corp.	200	11,470
Takeda Pharmaceutical Co. Ltd.	4,800	219,617
Terumo Corp.	1,000	52,331
Tsumura & Co.	600	17,995

		777,513

SOUTH AFRICA – 0.57%
Aspen Pharmacare Holdings Ltd.[a]	1,690	18,858
Netcare Ltd.[a]	5,036	9,377

		28,235

SPAIN – 0.24%
Grifols SA	1,086	12,101

		12,101

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
SWEDEN – 0.69%
Getinge AB Class B	1,556	$34,393

		34,393

SWITZERLAND – 26.09%
Actelion Ltd. Registered[a]	782	31,489
Lonza Group AG Registered	390	30,156
Nobel Biocare Holding AG Registered	842	14,116
Novartis AG Registered	12,102	584,713
Roche Holding AG Genusschein	4,020	520,631
Sonova Holding AG Registered	318	38,418
Straumann Holding AG Registered	72	15,711
Synthes Inc.	506	57,939

		1,293,173

UNITED KINGDOM – 21.61%
AstraZeneca PLC	8,296	420,693
GlaxoSmithKline PLC	29,868	519,684
Shire PLC	3,676	83,764
Smith & Nephew PLC	5,414	47,015

		1,071,156

TOTAL COMMON STOCKS
(Cost: $5,016,760)		4,902,977

PREFERRED STOCKS – 0.82%

GERMANY – 0.82%
Fresenius SE	574	40,763

		40,763

TOTAL PREFERRED STOCKS
(Cost: $39,250)		40,763

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.12%[c,d]	5,000	$5,000

		5,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,000)		5,000

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $5,061,010)		4,948,740

Other Assets, Less Liabilities – 0.17%		8,625

NET ASSETS – 100.00%		$4,957,365

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.70%

AUSTRALIA – 2.90%
Asciano Group[a]	12,150	$18,588
Brambles Ltd.	6,092	29,780
CSR Ltd.	8,796	13,696
Intoll Group	13,088	17,416
Leighton Holdings Ltd.	652	17,406
Qantas Airways Ltd.[a]	5,714	12,776
Toll Holdings Ltd.	3,254	17,497
Transurban Group	5,776	23,425

		150,584

BRAZIL – 0.70%
Empresa Brasileira de Aeronautica SA SP ADR	996	26,265
TAM SA SP ADR	588	9,925

		36,190

CANADA – 4.19%
Bombardier Inc. Class B	5,496	24,867
CAE Inc.	1,118	10,638
Canadian National Railway Co.	1,598	100,338
Canadian Pacific Railway Ltd.	588	35,048
Finning International Inc.	700	13,443
Ritchie Bros. Auctioneers Inc.	356	6,619
SNC-Lavalin Group Inc.	594	26,800

		217,753

CHILE – 0.71%
LAN Airlines SA SP ADR	1,550	36,998

		36,998

CHINA – 3.79%
Air China Ltd. Class Ha	8,000	9,179
Beijing Capital International Airport Co. Ltd. Class H	12,000	6,336
China Communications Construction Co. Ltd. Class H	20,000	18,879
China COSCO Holdings Co. Ltd. Class H	14,000	15,685
China High Speed Transmission Equipment Group Co. Ltd.	4,000	9,148
China Merchants Holdings (International) Co. Ltd.	4,000	15,144
China Railway Construction Corp. Ltd. Class H	10,000	13,934

Security	Shares	Value
China Railway Group Ltd. Class H	20,000	$14,938
China Shipping Container Lines Co. Ltd. Class Ha	22,000	8,131
China Shipping Development Co. Ltd. Class H	8,000	11,765
China South Locomotive and Rolling Stock Corp. Ltd. Class H	8,000	6,614
CITIC Pacific Ltd.	6,000	12,347
COSCO Pacific Ltd.	8,000	10,920
Jiangsu Expressway Co. Ltd. Class H	4,000	3,894
Metallurgical Corp. of China Ltd. Class Ha	24,000	11,188
Shanghai Electric Group Co. Ltd. Class H	16,000	7,521
Shanghai Industrial Holdings Ltd.	2,000	9,117
Sinotruk (Hong Kong) Ltd.	5,000	4,597
Zhejiang Expressway Co. Ltd. Class H	8,000	7,551

		196,888

DENMARK – 2.01%
A.P. Moller – Maersk A/S Class A	2	16,438
A.P. Moller – Maersk A/S Class B	4	33,723
DSV A/S	844	15,052
Vestas Wind Systems A/Sa	810	39,370

		104,583

EGYPT – 0.52%
Orascom Construction Industries Co. SP GDR	638	27,115

		27,115

FINLAND – 0.85%
Kone OYJ Class B	390	17,793
Metso OYJ	398	15,690
Wartsila OYJ Class B	206	10,834

		44,317

FRANCE – 9.11%
Aeroports de Paris	66	4,863
Air France-KLM[a]	658	9,824
ALSTOM	810	42,380
Bouygues SA	830	35,035
Bureau Veritas SA	150	9,060
Compagnie de Saint-Gobain	1,386	58,983
Eiffage SA	180	9,080
European Aeronautic Defence and Space Co.	1,508	35,717

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Groupe Eurotunnel SA	1,952	$14,368
Legrand SA	396	12,885
Safran SA	458	12,357
Schneider Electric SA	836	96,389
Societe BIC	26	1,934
Thales SA	450	15,181
Vallourec SA	390	37,960
Vinci SA	1,586	76,761

		472,777

GERMANY – 8.44%
Deutsche Lufthansa AG Registered	1,004	16,317
Deutsche Post AG Registered	3,138	54,475
Fraport AG	178	9,233
GEA Group AG	730	16,515
Hochtief AG	214	13,869
MAN SE	424	39,347
Siemens AG Registered	2,958	288,217

		437,973

HONG KONG – 1.67%
Cathay Pacific Airways Ltd.	4,000	8,911
Hutchison Whampoa Ltd.	8,000	52,850
MTR Corp. Ltd.	5,000	17,578
NWS Holdings Ltd.	4,000	7,479

		86,818

INDIA – 1.62%
Larsen & Toubro Ltd. SP GDR[b]	1,420	54,528
Tata Motors Ltd. SP ADR	1,570	29,689

		84,217

INDONESIA – 0.52%
PT United Tractors Tbk	12,000	27,021

		27,021

IRELAND – 0.05%
Ryanair Holdings PLC SP ADR[a]	90	2,695

		2,695

ISRAEL – 0.22%
Delek Group Ltd. (The)	10	2,328
Elbit Systems Ltd.	96	5,315
Ormat Industries Ltd.	496	3,805

		11,448

ITALY – 1.06%
Atlantia SpA	1,026	20,090

Security	Shares	Value
Finmeccanica SpA	1,900	$20,867
Prysmian SpA	828	14,002

		54,959

JAPAN – 30.34%
All Nippon Airways Co. Ltd.[a]	4,000	13,524
Amada Co. Ltd.	2,000	13,039
Asahi Glass Co. Ltd.	4,000	40,619
Central Japan Railway Co.	6	48,742
Dai Nippon Printing Co. Ltd.	2,000	24,117
Daikin Industries Ltd.	1,000	36,984
East Japan Railway Co.	1,200	77,129
Fanuc Ltd.	600	70,690
Fuji Electric Holdings Co. Ltd.	2,000	5,539
Furukawa Electric Co. Ltd.	2,000	8,862
GS Yuasa Corp.	2,000	12,878
Hankyu Hanshin Holdings Inc.	4,000	18,048
Hino Motors Ltd.	2,000	8,770
Hitachi Construction Machinery Co. Ltd.	400	8,114
IHI Corp.	6,000	10,524
ITOCHU Corp.	5,200	40,443
Japan Steel Works Ltd. (The)	2,000	19,248
JS Group Corp.	800	16,090
JTEKT Corp.	1,000	9,682
Kajima Corp.	4,000	9,508
Kawasaki Heavy Industries Ltd.	6,000	14,955
Kawasaki Kisen Kaisha Ltd.[a]	4,000	17,032
Keihin Electric Express Railway Co. Ltd.	2,000	18,601
Keio Corp.	2,000	13,432
Keisei Electric Railway Co. Ltd.	2,000	12,047
Kintetsu Corp.	8,000	25,756
Komatsu Ltd.	3,600	75,440
Kubota Corp.	4,000	31,618
Kurita Water Industries Ltd.	400	11,092
Mabuchi Motor Co. Ltd.	200	10,028
Makita Corp.	400	11,521
Marubeni Corp.	6,000	32,126
Minebea Co. Ltd.	2,000	11,009
Mitsubishi Corp.	4,800	103,522
Mitsubishi Electric Corp.	6,000	52,135
Mitsubishi Heavy Industries Ltd.	12,000	44,865
Mitsui & Co. Ltd.	6,200	79,271

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	$8,308
Mitsui O.S.K. Lines Ltd.	4,000	27,002
Nidec Corp.	400	37,434
Nippon Express Co. Ltd.	2,000	8,124
Nippon Sheet Glass Co. Ltd.	4,000	9,832
Nippon Yusen K.K.	6,000	25,340
Nissha Printing Co. Ltd.	200	5,407
NSK Ltd.	2,000	14,193
NTN Corp.	2,000	8,655
Obayashi Corp.	2,000	8,516
Odakyu Electric Railway Co. Ltd.	2,000	18,209
Panasonic Electric Works Co. Ltd.	2,000	25,363
Secom Co. Ltd.	800	36,603
Shimizu Corp.	4,000	15,093
SMC Corp.	200	26,402
Sojitz Corp.	7,200	11,382
Sumitomo Corp.	3,800	40,254
Sumitomo Electric Industries Ltd.	2,800	32,633
Sumitomo Heavy Industries Ltd.	2,000	11,678
Taisei Corp.	4,000	7,985
THK Co. Ltd.	400	7,879
Tobu Railway Co. Ltd.	4,000	22,894
Tokyu Corp.	4,000	17,171
Toppan Printing Co. Ltd.	2,000	16,455
TOTO Ltd.	2,000	13,593
Toyota Tsusho Corp.	800	12,130
Ushio Inc.	600	10,164
West Japan Railway Co.	6	22,156
Yamato Holdings Co. Ltd.	1,400	17,318

		1,575,173

MEXICO – 0.86%
Alfa SAB de CV Series A	1,800	14,048
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,600	11,687
Grupo Carso SAB de CV Series A1	5,000	18,796

		44,531

NETHERLANDS – 3.61%
Koninklijke Philips Electronics NV	3,478	108,340
Randstad Holding NVa	398	17,873
Royal Boskalis Westminster NV CVA	292	12,054
Royal Vopak NV	216	8,776

Security	Shares	Value
TNT NV	1,358	$40,515

		187,558

NEW ZEALAND – 0.55%
Auckland International Airport Ltd.	19,712	28,271

		28,271

NORWAY – 0.57%
Orkla ASA	3,574	29,659

		29,659

PHILIPPINE ISLANDS – 0.39%
SM Investments Corp.	2,120	20,246

		20,246

PORTUGAL – 0.22%
BRISA – Auto-estradas de Portugal SA	1,740	11,357

		11,357

SINGAPORE – 3.77%
ComfortDelGro Corp. Ltd.[c]	12,000	14,122
COSCO Corp. (Singapore) Ltd.	10,000	12,063
Fraser and Neave Ltd.	4,000	16,152
Keppel Corp. Ltd.	6,000	41,220
Neptune Orient Lines Ltd.	8,000	12,063
Noble Group Ltd.	12,000	14,564
SembCorp Industries Ltd.	6,000	18,624
SembCorp Marine Ltd.	4,000	11,769
Singapore Airlines Ltd.	2,000	22,978
Singapore Technologies Engineering Ltd.	10,000	23,831
Yangzijiang Shipbuilding (Holdings) Ltd.	8,000	8,532

		195,918

SOUTH AFRICA – 0.91%
Aveng Ltd.	1,874	9,242
Bidvest Group Ltd.	1,172	21,260
Murray & Roberts Holdings Ltd.	1,726	9,930
Reunert Ltd.	828	6,695

		47,127

SPAIN – 1.72%
Abertis Infraestructuras SA	1,084	18,317
Actividades de Construcciones y Servicios SA	506	21,945
Ferrovial SA	2,042	17,909
Fomento de Construcciones y Contratas SA	238	6,183
Gamesa Corporacion Tecnologica SA	1,168	10,192

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Iberia Lineas Aereas de Espana SAa	1,380	$4,692
Zardoya Otis SA	640	9,980

		89,218

SWEDEN – 6.14%
Alfa Laval AB	1,478	22,876
Assa Abloy AB Class B	1,224	27,037
Atlas Copco AB Class A	2,658	43,419
Atlas Copco AB Class B	1,546	23,052
Sandvik AB	3,958	51,051
Scania AB Class B	1,280	23,565
Securitas AB Class B	1,502	15,239
Skanska AB Class B	1,652	27,900
SKF AB Class B	1,618	30,862
Volvo AB Class B	4,330	53,872

		318,873

SWITZERLAND – 4.80%
ABB Ltd. Registered[a]	7,858	157,874
Adecco SA Registered	370	18,778
Geberit AG Registered	126	20,509
Kuehne & Nagel International AG Registered	148	15,801
Schindler Holding AG Participation Certificates	126	11,248
SGS SA Registered	18	25,170

		249,380

TURKEY – 0.73%
Dogan Sirketler Grubu Holdings AS	11,332	8,199
Enka Insaat ve Sanayi AS	2,750	10,131
KOC Holding AS	3,486	13,768
Turk Hava Yollari Anonim Ortakligi	2,078	6,014

		38,112

UNITED KINGDOM – 6.73%
Aggreko PLC	706	16,939
Babcock International Group PLC	1,282	11,123
BAE Systems PLC	12,118	59,287
Balfour Beatty PLC	2,542	9,917
British Airways PLC[a]	2,318	7,972
Bunzl PLC	1,050	11,346
Capita Group PLC	2,032	22,881
Cobham PLC	3,446	12,817
Experian PLC	3,356	32,980
FirstGroup PLC	1,720	9,910

Security	Shares	Value
G4S PLC	4,240	$17,172
Invensys PLC	2,846	11,901
Rolls-Royce Group PLC[a]	6,110	55,499
Serco Group PLC	1,112	9,639
Smiths Group PLC	1,236	21,602
Tomkins PLC	3,028	15,365
Wolseley PLC[a]	1,018	22,926

		349,276

TOTAL COMMON STOCKS
(Cost: $5,059,317)		5,177,035

PREFERRED STOCKS – 0.21%

BRAZIL – 0.21%
Gol Linhas Aereas Inteligentes SA SP ADR	776	10,957

		10,957

TOTAL PREFERRED STOCKS
(Cost: $10,375)		10,957

SHORT-TERM INVESTMENTS – 0.32%

MONEY MARKET FUNDS – 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	10,322	10,322
BlackRock Cash Funds: Prime, SL Agency Shares 0.26%[d,e,f]	2,178	2,178
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[d,e]	3,923	3,923

		16,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,423)		16,423

TOTAL INVESTMENTS IN SECURITIES – 100.23%
(Cost: $5,086,115)		5,204,415

Other Assets, Less Liabilities – (0.23)%		(11,835)

NET ASSETS – 100.00%		$5,192,580

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

July 31, 2010

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.90%

AUSTRALIA – 0.62%
Computershare Ltd.	3,538	$32,380

		32,380

BRAZIL – 0.88%
Cielo SA SP ADR	5,006	46,255

		46,255

CANADA – 3.84%
CGI Group Inc. Class Aa	1,562	22,294
Open Text Corp.[a]	432	17,067
Research In Motion Ltd.[a]	2,830	162,527

		201,888

CHINA – 4.02%
Alibaba.com Ltd.	9,000	18,613
Kingboard Chemical Holdings Co. Ltd.	5,000	23,148
Lenovo Group Ltd.	40,000	25,704
Semiconductor Manufacturing International Corp.[a]	150,000	10,431
Tencent Holdings Ltd.	6,200	119,522
ZTE Corp. Class H	4,400	14,080

		211,498

FINLAND – 3.72%
Nokia OYJ	21,140	195,405

		195,405

FRANCE – 3.52%
Alcatel-Lucent[a]	15,258	45,660
Atos Origin SAa	396	16,999
Cap Gemini SA	998	47,483
Dassault Systemes SA	430	27,946
Neopost SA	206	15,928
STMicroelectronics NV	3,796	31,300

		185,316

GERMANY – 5.44%
Infineon Technologies AGa	7,524	50,766
SAP AG	4,832	220,581
United Internet AG Registered	1,180	14,604

		285,951

HONG KONG – 0.67%
ASM Pacific Technology Ltd.	2,000	18,286
Foxconn International Holdings Ltd.[a]	24,000	16,875

		35,161

Security	Shares	Value
INDIA – 4.58%
Infosys Technologies Ltd. SP ADR	2,974	$179,868
Satyam Computer Services Ltd. SP ADR[a]	2,330	11,533
Wipro Ltd. SP ADR	3,638	49,477

		240,878
ISRAEL – 0.27%
NICE Systems Ltd.[a]	500	14,416

		14,416
JAPAN – 32.65%
Advantest Corp.	800	17,235
Brother Industries Ltd.	1,400	14,960
Canon Inc.	6,400	278,052
Citizen Holdings Co. Ltd.	1,600	9,601
Elpida Memory Inc.[a]	1,000	15,001
FUJIFILM Holdings Corp.	2,600	81,006
Fujitsu Ltd.	10,000	70,967
Hirose Electric Co. Ltd.	200	20,217
Hitachi High-Technologies Corp.	400	7,616
Hitachi Ltd.[a]	26,000	105,608
Hoya Corp.	2,400	56,940
IBIDEN Co. Ltd.	800	23,826
Itochu Techno-Solutions Corp.	200	7,270
Keyence Corp.	200	45,927
Konami Corp.	600	9,222
Konica Minolta Holdings Inc.	3,000	31,502
Kyocera Corp.	1,000	88,968
Mitsumi Electric Co. Ltd.	800	13,330
Murata Manufacturing Co. Ltd.	1,200	59,128
NEC Corp.	16,000	43,019
Nintendo Co. Ltd.	600	167,274
Nippon Electric Glass Co. Ltd.	2,000	25,410
Nomura Research Institute Ltd.	600	11,867
NTT Data Corp.	6	21,740
OBIC Co. Ltd.	40	7,528
Omron Corp.	1,200	28,858
Oracle Corp. Japan	200	10,582
Ricoh Co. Ltd.	4,000	55,250
Rohm Co. Ltd.	600	37,734
Seiko Epson Corp.	800	10,469
Shimadzu Corp.	2,000	15,278
Shinko Electric Industries Co. Ltd.	400	5,276

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Square Enix Holdings Co. Ltd.	400	$7,694
Sumco Corp.[a]	600	11,355
TDK Corp.	800	48,096
Tokyo Electron Ltd.	1,000	53,543
Toshiba Corp.[a]	24,000	125,179
Trend Micro Inc.	600	17,655
Yahoo! Japan Corp.	80	30,695
Yaskawa Electric Corp.	2,000	15,024
Yokogawa Electric Corp.	1,800	10,635

		1,716,537

NETHERLANDS – 1.63%
ASML Holding NV	2,688	85,692

		85,692

NORWAY – 0.15%
Renewable Energy Corp. ASA[a]	2,820	7,764

		7,764

POLAND – 0.26%
Asseco Poland SA	766	13,690

		13,690

SOUTH KOREA – 11.84%
LG Display Co. Ltd. SP ADR	6,620	101,749
Samsung Electronics Co. Ltd. SP GDR[b]	1,510	520,950

		622,699

SPAIN – 0.23%
Indra Sistemas SA	750	12,253

		12,253

SWEDEN – 3.63%
Telefonaktiebolaget LM Ericsson Class B	17,312	190,846

		190,846

SWITZERLAND – 0.41%
Logitech International SA Registered[a]	1,368	21,404

		21,404

TAIWAN – 19.55%
Advanced Semiconductor Engineering Inc. SP ADR	24,068	91,217
AU Optronics Corp. SP ADR	12,776	121,372
Hon Hai Precision Industry Co. Ltd. SP GDR[b]	33,500	287,765
Siliconware Precision Industries Co. Ltd. SP ADR	14,348	70,018

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	35,918	$362,772
United Microelectronics Corp. SP ADR	31,178	94,469

		1,027,613

UNITED KINGDOM – 1.99%
ARM Holdings PLC	8,390	43,124
Autonomy Corp. PLC[a]	1,326	34,161
Sage Group PLC (The)	7,250	27,125

		104,410

TOTAL COMMON STOCKS
(Cost: $5,169,158)		5,252,056

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	2,249	2,249

		2,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,249)		2,249

TOTAL INVESTMENTS IN SECURITIES – 99.94%
(Cost: $5,171,407)		5,254,305

Other Assets, Less Liabilities – 0.06%		2,981

NET ASSETS – 100.00%		$5,257,286

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 95.85%

AUSTRALIA – 12.75%
Alumina Ltd.	6,800	$9,541
Amcor Ltd.	4,472	26,557
BHP Billiton Ltd.	10,892	395,583
BlueScope Steel Ltd.[a]	5,564	11,937
Boral Ltd.	2,328	8,935
Fortescue Metals Group Ltd.[a]	3,672	14,260
Incitec Pivot Ltd.	5,756	16,935
James Hardie Industries SEa	1,662	9,794
Macarthur Coal Ltd.	380	4,300
Newcrest Mining Ltd.	1,570	46,489
OneSteel Ltd.	3,962	10,724
Orica Ltd.	1,296	29,565
OZ Minerals Ltd.[a]	8,698	9,685
Rio Tinto Ltd.	1,406	89,871
Sims Metal Management Ltd.	466	7,509

		691,685

AUSTRIA – 0.25%
voestalpine AG	418	13,369

		13,369

BELGIUM – 0.72%
Solvay SA	248	24,264
Umicore	446	15,038

		39,302

BRAZIL – 4.24%
Braskem SA SP ADR	740	11,307
Companhia Siderurgica Nacional SA SP ADR	3,100	52,049
Fibria Celulose SA SP ADR[a]	854	13,408
Usinas Siderurgicas de Minas Gerais SA SP ADR	870	24,995
Vale SA SP ADR	4,618	128,380

		230,139

CANADA – 12.27%
Agnico-Eagle Mines Ltd.	506	28,215
Agrium Inc.	518	32,540
Barrick Gold Corp.	3,226	132,366
Eldorado Gold Corp.	1,874	30,386
First Quantum Minerals Ltd.	220	13,760
Franco-Nevada Corp.	382	11,620

Security	Shares	Value
Gerdau Ameristeel Corp.[a]	316	$3,464
Goldcorp Inc.	2,406	94,142
IAMGOLD Corp.	1,218	19,170
Inmet Mining Corp.	124	6,050
Ivanhoe Mines Ltd.[a]	826	14,548
Kinross Gold Corp.	2,220	36,362
Pan American Silver Corp.	284	6,527
Potash Corp. of Saskatchewan Inc.	968	101,137
Red Back Mining Inc.[a]	904	22,838
Sherritt International Corp.	814	5,382
Silver Wheaton Corp.[a]	1,092	20,558
Sino-Forest Corp. Class Aa	738	11,343
Teck Resources Ltd. Class B	1,542	54,182
Yamana Gold Inc.	2,248	21,106

		665,696

CHILE – 0.64%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	914	34,723

		34,723

CHINA – 2.87%
Aluminum Corp. of China Ltd. Class Ha	16,000	14,176
Angang New Steel Co. Ltd. Class H	4,000	6,037
Anhui Conch Cement Co. Ltd. Class H	4,000	13,985
BBMG Corp. Class H	4,000	4,724
China BlueChemical Ltd. Class H	16,000	10,261
China National Building Material Co. Ltd. Class H	4,000	7,551
China Zhongwang Holdings Ltd.	7,200	4,534
Fosun International Ltd.	10,000	7,649
Fushan International Energy Group Ltd.	12,000	6,923
Hidili Industry International Development Ltd.	6,000	5,424
Huabao International Holdings Ltd.	10,000	12,903
Jiangxi Copper Co. Ltd. Class H	8,000	17,761
Lee & Man Paper Manufacturing Ltd.	10,000	7,353
Maanshan Iron & Steel Co. Ltd. Class H	12,000	6,691
Nine Dragons Paper (Holdings) Ltd.	6,000	8,716
Sinofert Holdings Ltd.	12,000	5,300
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,000	7,804
Zijin Mining Group Co. Ltd. Class H	12,000	7,742

		155,534

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
DENMARK – 0.44%
Novozymes A/S Class B	188	$24,011

		24,011

FINLAND – 0.91%
Outokumpu OYJ	384	6,364
Rautaruukki OYJ	220	4,248
Stora Enso OYJ Class R	1,836	14,866
UPM-Kymmene OYJ	1,640	23,802

		49,280

FRANCE – 4.43%
ArcelorMittal	2,710	82,580
Eramet	8	2,214
Imerys SA	144	8,371
Lafarge SA	636	34,635
L’Air Liquide SA	1,002	112,748

		240,548

GERMANY – 6.68%
BASF SE	3,110	181,557
HeidelbergCement AG	460	23,160
K+S AG	536	28,449
Linde AG	644	75,468
Salzgitter AG	150	10,021
ThyssenKrupp AG	1,138	33,759
Wacker Chemie AG	62	9,947

		362,361

INDIA – 1.00%
Sterlite Industries (India) Ltd. SP ADR	3,582	54,124

		54,124

INDONESIA – 0.73%
PT Aneka Tambang Tbk	22,000	5,163
PT Indocement Tunggal Prakarsa Tbk	8,000	15,109
PT International Nickel Indonesia Tbk	13,000	5,993
PT Semen Gresik (Persero) Tbk	13,000	13,438

		39,703

IRELAND – 0.94%
CRH PLC	2,442	50,998

		50,998
ISRAEL – 0.72%
Israel Chemicals Ltd.	1,922	23,844
Israel Corp. Ltd. (The)[a]	12	9,015

Security	Shares	Value
Makhteshim-Agan Industries Ltd.	1,718	$5,999

		38,858

JAPAN – 10.68%
Asahi Kasei Corp.	4,000	20,863
Daicel Chemical Industries Ltd.	2,000	14,124
Denki Kagaku Kogyo K.K.	2,000	10,062
Hitachi Chemical Co. Ltd.	400	7,948
JFE Holdings Inc.	1,400	43,215
JSR Corp.	600	10,482
Kaneka Corp.	2,000	12,370
Kansai Paint Co. Ltd.	2,000	16,917
Kobe Steel Ltd.	8,000	16,709
Kuraray Co. Ltd.	2,000	25,017
Maruichi Steel Tube Ltd.	200	3,974
Mitsubishi Chemical Holdings Corp.	4,000	20,586
Mitsubishi Gas Chemical Co. Inc.	2,000	11,193
Mitsubishi Materials Corp.[a]	4,000	10,616
Mitsui Chemicals Inc.	4,000	11,816
Mitsui Mining & Smelting Co. Ltd.	2,000	5,447
Nippon Paper Group Inc.	400	10,630
Nippon Steel Corp.	16,000	54,466
Nisshin Steel Co. Ltd.	2,000	3,346
Nitto Denko Corp.	600	20,729
Oji Paper Co. Ltd.	2,000	9,647
Shin-Etsu Chemical Co. Ltd.	1,400	69,548
Showa Denko K.K.	6,000	11,839
Sumitomo Chemical Co. Ltd.	6,000	25,964
Sumitomo Metal Industries Ltd.	10,000	24,117
Sumitomo Metal Mining Co. Ltd.	2,000	26,541
Taiheiyo Cement Corp.[a]	2,000	2,700
Teijin Ltd.	4,000	12,693
Tokuyama Corp.	2,000	10,016
Tokyo Steel Manufacturing Co. Ltd.	400	4,773
Toray Industries Inc.	4,000	21,371
Tosoh Corp.	2,000	5,331
Toyo Seikan Kaisha Ltd.	600	9,603
Ube Industries Ltd.	4,000	9,970
Yamato Kogyo Co. Ltd.	200	4,865

		579,488

MEXICO – 1.66%
Cemex SAB de CV CPO[a]	31,200	29,624
Grupo Mexico SAB de CV Series B	14,600	38,872

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Industrias Penoles SAB de CV	400	$8,372
Mexichem SAB de CV	4,800	13,334

		90,202

NETHERLANDS – 1.52%
Akzo Nobel NV	850	50,059
Koninklijke DSM NV	678	32,165

		82,224

NEW ZEALAND – 0.52%
Fletcher Building Ltd.	5,144	28,318

		28,318

NORWAY – 0.85%
Norsk Hydro ASA	3,630	19,545
Yara International ASA	704	26,545

		46,090

PERU – 0.92%
Compania de Minas Buenaventura SA SP ADR	692	26,718
Southern Copper Corp.	734	23,055

		49,773

POLAND – 0.24%
KGHM Polska Miedz SA	370	12,852

		12,852

PORTUGAL – 0.17%
CIMPOR – Cimentos de Portugal SGPS SA	1,526	9,280

		9,280

RUSSIA – 1.93%
Cherepovets MK Severstal SP GDR[a,b]	884	10,440
JSC MMC Norilsk Nickel SP ADR	2,648	43,533
JSC Polymetal SP GDR[a,b]	566	7,420
Mechel OAO SP ADR	552	12,023
Novolipetsk Steel SP GDR[b]	338	10,508
Polyus Gold SP ADR	374	9,070
Uralkali SP GDR[b]	564	11,855

		104,849

SOUTH AFRICA – 3.92%
African Rainbow Minerals Ltd.	294	6,885
Anglo Platinum Ltd.[a]	212	20,405
AngloGold Ashanti Ltd.	1,238	49,969
ArcelorMittal South Africa Ltd.[a]	416	4,845
Exxaro Resources Ltd.	406	6,726

Security	Shares	Value
Gold Fields Ltd.	2,320	$31,240
Harmony Gold Mining Co. Ltd.	1,228	12,282
Impala Platinum Holdings Ltd.	1,628	44,020
Kumba Iron Ore Ltd.	280	14,184
Northam Platinum Ltd.	402	2,422
Pretoria Portland Cement Co. Ltd.	2,372	10,474
Sappi Ltd.[a]	1,914	9,185

		212,637

SOUTH KOREA – 2.63%
POSCO SP ADR	1,374	142,910

		142,910

SPAIN – 0.28%
Acerinox SA	868	14,910

		14,910

SWEDEN – 1.16%
Boliden AB	1,024	12,160
Holmen AB Class B	290	7,601
SSAB AB Class A	694	10,031
SSAB AB Class B	324	4,161
Svenska Cellulosa AB Class B	2,026	29,200

		63,153

SWITZERLAND – 3.08%
Givaudan SA Registered	32	29,362
Holcim Ltd. Registered	784	52,154
Sika AG Bearer	8	14,995
Syngenta AG Registered	320	70,347

		166,858

THAILAND – 0.64%
PTT Chemical PCL NVDR	4,200	13,143
Siam Cement PCL NVDR	2,600	21,751

		34,894

TURKEY – 0.24%
Eregli Demir ve Celik Fabrikalari TAS[a]	4,672	13,025

		13,025

UNITED KINGDOM – 15.82%
Anglo American PLC[a]	4,188	165,578
Antofagasta PLC	1,152	17,825
BHP Billiton PLC	7,042	215,221
Eurasian Natural Resources Corp. PLC	648	9,199
Fresnillo PLC	468	7,557
Johnson Matthey PLC	730	19,332

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Kazakhmys PLC	546	$10,398
Lonmin PLC[a]	474	11,655
Randgold Resources Ltd.	334	29,972
Rexam PLC	2,968	14,363
Rio Tinto PLC	4,664	241,370
Vedanta Resources PLC	370	14,145
Xstrata PLC	6,400	101,784

		858,399

TOTAL COMMON STOCKS
(Cost: $5,001,110)		5,200,193

PREFERRED STOCKS – 4.07%

BRAZIL – 4.07%
Bradespar SA	240	5,062
Gerdau SA SP ADR	2,628	38,474
Vale SA Class A SP ADR	7,308	177,073

		220,609

TOTAL PREFERRED STOCKS
(Cost: $201,532)		220,609

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	3,746	3,746

		3,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,746)		3,746

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $5,206,388)		5,424,548

Other Assets, Less Liabilities – 0.01%		669

NET ASSETS – 100.00%		$5,425,217

CPO – Certificates of Participation (Ordinary)

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.48%

AUSTRALIA – 1.68%
Telstra Corp. Ltd.	30,644	$89,324

		89,324

AUSTRIA – 0.56%
Telekom Austria AG	2,332	30,017

		30,017

BELGIUM – 0.99%
Belgacom SA	1,030	36,976
Mobistar SA	272	15,666

		52,642

BRAZIL – 0.56%
TIM Participacoes SA SP ADR	296	8,445
Vivo Participacoes SA SP ADR	798	21,338

		29,783

CANADA – 3.91%
BCE Inc.	1,914	58,445
Rogers Communications Inc. Class B	3,080	106,908
TELUS Corp. NVS	1,130	42,328

		207,681

CHINA – 9.23%
China Communications Services Corp. Ltd. Class H	16,000	8,118
China Mobile Ltd.	38,000	384,385
China Telecom Corp. Ltd. Class H	88,000	44,083
China Unicom (Hong Kong) Ltd.	40,000	54,086

		490,672

CZECH REPUBLIC – 0.24%
Telefonica O2 Czech Republic AS	554	12,665

		12,665

EGYPT – 0.35%
Orascom Telecom Holding SAE SP GDR[a]	3,942	18,449

		18,449

FINLAND – 0.34%
Elisa OYJ[b]	898	17,806

		17,806

FRANCE – 4.93%
France Telecom SA	11,852	248,133
Iliad SA	160	14,081

		262,214

Security	Shares	Value
GERMANY – 4.59%
Deutsche Telekom AG Registered	18,170	$244,057

		244,057

GREECE – 0.21%
Hellenic Telecommunications Organization SA SP ADR	2,662	10,888

		10,888

HONG KONG – 0.26%
PCCW Ltd.	44,000	13,542

		13,542

HUNGARY – 0.04%
Magyar Telekom Telecommunications PLC	724	2,241

		2,241

INDONESIA – 1.36%
PT Indosat Tbk	13,000	7,046
PT Telekomunikasi Indonesia Tbk	69,000	65,156

		72,202

ISRAEL – 1.04%
Bezeq The Israel Telecommunication Corp. Ltd.	13,244	29,536
Cellcom Israel Ltd.	462	12,795
Partner Communications Co. Ltd.	768	12,725

		55,056

ITALY – 1.43%
Telecom Italia SpA	59,738	76,076

		76,076

JAPAN – 10.04%
KDDI Corp.	18	87,341
Nippon Telegraph and Telephone Corp.	3,200	132,564
NTT DoCoMo Inc.	100	158,666
SoftBank Corp.	5,200	155,112

		533,683

MEXICO – 5.98%
America Movil SAB de CV Series L	117,600	291,520
Telefonos de Mexico SAB de CV Series L	35,800	26,145

		317,665

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
NETHERLANDS – 2.69%
Koninklijke KPN NV	10,270	$142,896

		142,896

NEW ZEALAND – 0.35%
Telecom Corp. of New Zealand Ltd.	12,926	18,632

		18,632

NORWAY – 1.56%
Telenor ASA	5,384	83,110

		83,110

PHILIPPINE ISLANDS – 0.29%
Globe Telecom Inc.	140	2,705
Philippine Long Distance Telephone Co.	240	12,751

		15,456

POLAND – 0.40%
Telekomunikacja Polska SA	4,070	21,079

		21,079

PORTUGAL – 0.81%
Portugal Telecom SGPS SA Registered	3,908	43,001

		43,001

RUSSIA – 1.65%
Mobile TeleSystems SP ADR	2,992	66,422
OJSC Comstar United Telesystems SP GDR	994	6,411
Sistema JSFC SP GDR[a]	612	14,994

		87,827

SINGAPORE – 2.68%
Singapore Telecommunications Ltd.	56,000	128,513
StarHub Ltd.	8,000	13,887

		142,400

SOUTH AFRICA – 3.53%
MTN Group Ltd.	10,092	161,595
Telkom South Africa Ltd.	1,380	6,439
Vodacom Group (Proprietary) Ltd.	2,328	19,762

		187,796

SOUTH KOREA – 1.37%
KT Corp. SP ADR	1,658	31,253
SK Telecom Co. Ltd. SP ADR	2,552	41,802

		73,055

Security	Shares	Value
SPAIN – 10.93%
Telefonica SA	25,602	$581,032

		581,032

SWEDEN – 3.43%
Millicom International Cellular SA SDR	470	43,426
Tele2 AB Class B	2,028	35,905
TeliaSonera AB	14,220	102,769

		182,100

SWITZERLAND – 1.26%
Swisscom AG Registered	180	67,097

		67,097

TAIWAN – 1.66%
Chunghwa Telecom Co. Ltd. SP ADR	4,174	88,280

		88,280

THAILAND – 0.40%
Advanced Info Service PCL NVDR	7,400	21,438

		21,438

TURKEY – 0.92%
Turk Telekomunikasyon AS	4,388	16,457
Turkcell Iletisim Hizmetleri AS	5,514	32,392

		48,849

UNITED KINGDOM – 16.81%
BT Group PLC	46,604	103,787
Cable & Wireless Worldwide PLC	9,374	9,799
Inmarsat PLC	2,472	28,532
Vodafone Group PLC	322,500	751,287

		893,405

TOTAL COMMON STOCKS
(Cost: $5,054,981)		5,234,116

PREFERRED STOCKS – 1.36%

BRAZIL – 0.63%
Brasil Telecom SA SP ADR[b]	668	13,066
Tele Norte Leste Participacoes SA SP ADR	1,406	20,570

		33,636

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
ITALY – 0.73%
Telecom Italia SpA RNC	37,332	$38,787

		38,787

TOTAL PREFERRED STOCKS
(Cost: $71,310)		72,423

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	5,000	5,000

		5,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,000)		5,000

TOTAL INVESTMENTS IN SECURITIES – 99.93%
(Cost: $5,131,291)		5,311,539

Other Assets, Less Liabilities – 0.07%		3,492

NET ASSETS – 100.00%		$5,315,031

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
COMMON STOCKS – 97.13%

AUSTRALIA – 1.36%
AGL Energy Ltd.	4,108	$54,926
SP AusNet	21,482	15,557

		70,483

AUSTRIA – 0.55%
Verbund AG	800	28,380

		28,380

BRAZIL – 1.55%
Centrais Eletricas Brasileiras SA SP ADR	2,212	28,933
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	602	23,966
CPFL Energia SA SP ADR	392	27,389

		80,288

CANADA – 2.67%
Canadian Utilities Ltd. Class A	908	43,031
Fortis Inc.	1,826	51,857
TransAlta Corp.	2,136	43,220

		138,108

CHILE – 2.04%
Empresa Nacional de Electricidad SA SP ADR	1,080	53,514
Enersis SA SP ADR	2,504	51,933

		105,447

CHINA – 2.17%
China Longyuan Power Group Corp. Ltd. Class Ha	22,000	23,118
China Resources Power Holdings Co. Ltd.	12,000	26,209
Datang International Power Generation Co. Ltd. Class H	36,000	15,438
Guangdong Investment Ltd.	24,000	12,023
Huaneng Power International Inc. Class H	28,000	16,298
XinAo Gas Holdings Ltd.	8,000	18,935

		112,021
CZECH REPUBLIC – 1.05%
CEZ AS	1,184	54,140

		54,140

Security	Shares	Value
FINLAND – 1.53%
Fortum OYJ	3,404	$79,160

		79,160

FRANCE – 10.55%
Electricite de France	2,200	93,494
GDF Suez	9,892	328,497
Suez Environnement SA	2,404	44,724
Veolia Environnement	2,958	78,519

		545,234

GERMANY – 12.99%
E.ON AG	14,366	428,503
RWE AG	3,436	242,577

		671,080

HONG KONG – 6.32%
Cheung Kong Infrastructure Holdings Ltd.	6,000	22,484
CLP Holdings Ltd.	17,000	125,551
Hong Kong and China Gas Co. Ltd. (The)	40,000	99,930
Hongkong Electric Holdings Ltd.	13,000	78,766

		326,731

INDIA – 0.66%
GAIL (India) Ltd. SP GDR[b]	600	34,080

		34,080

INDONESIA – 1.04%
PT Perusahaan Gas Negara Tbk	119,000	53,858

		53,858

ITALY – 7.36%
A2A SpA	11,738	17,601
Enel SpA	52,674	258,540
Snam Rete Gas SpA	11,936	56,020
Terna SpA	11,566	48,068

		380,229

JAPAN – 19.76%
Chubu Electric Power Co. Inc.	5,200	128,530
Chugoku Electric Power Co. Inc. (The)	2,400	49,656
Electric Power Development Co. Ltd.	1,000	30,902
Hokkaido Electric Power Co. Inc.	1,600	34,193
Hokuriku Electric Power Co.	1,400	30,905
Kansai Electric Power Co. Inc. (The)	6,000	144,980
Kyushu Electric Power Co. Inc.	3,000	67,678

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

July 31, 2010

Security	Shares	Value
Osaka Gas Co. Ltd.	14,000	$51,535
Shikoku Electric Power Co. Inc.	1,400	41,179
Toho Gas Co. Ltd.	4,000	20,171
Tohoku Electric Power Co. Inc.	3,400	73,249
Tokyo Electric Power Co. Inc. (The)	9,400	257,399
Tokyo Gas Co. Ltd.	20,000	90,699

		1,021,076

NEW ZEALAND – 0.25%
Contact Energy Ltd.[a]	3,186	13,154

		13,154

PHILIPPINE ISLANDS – 0.48%
Energy Development Corp.	98,000	9,510
Manila Electric Co.	3,760	15,329

		24,839

POLAND – 0.59%
Polska Grupa Energetyczna SAa	2,328	16,778
Tauron Polska Energia SAa	8,084	13,474

		30,252

PORTUGAL – 1.29%
EDP Renovaveis SAa	2,638	15,751
Energias de Portugal SA	15,522	51,020

		66,771

RUSSIA – 1.38%
Rushydro SP ADR[a]	13,618	71,086

		71,086

SOUTH KOREA – 1.30%
Korea Electric Power Corp. SP ADR[a]	4,756	67,012

		67,012

SPAIN – 7.16%
Acciona SA	230	20,268
Enagas SA	1,484	27,376
Gas Natural SDG SA	1,924	32,160
Iberdrola Renovables SA	7,856	27,491
Iberdrola SA	31,560	222,645
Red Electrica Corporacion SA	910	39,834

		369,774

THAILAND – 0.27%
Glow Energy PCL NVDR	11,000	13,718

		13,718

Security	Shares	Value
UNITED KINGDOM – 12.81%
Centrica PLC	38,850	$184,902
International Power PLC	11,542	64,712
National Grid PLC	26,518	211,595
Scottish & Southern Energy PLC	6,860	119,037
Severn Trent PLC	1,732	35,534
United Utilities Group PLC	5,038	46,157

		661,937

TOTAL COMMON STOCKS
(Cost: $4,914,061)		5,018,858

PREFERRED STOCKS – 2.69%

BRAZIL – 2.16%
Centrais Eletricas Brasileiras SA Class B SP ADR	2,024	31,676
Companhia Energetica de Minas Gerais SP ADR	3,534	53,717
Companhia Paranaense de Energia Class B SP ADR	1,202	26,348

		111,741

GERMANY – 0.53%
RWE AG NVS	420	27,277

		27,277

TOTAL PREFERRED STOCKS
(Cost: $136,260)		139,018

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.12%[c,d]	4,917	4,917

		4,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,917)		4,917

TOTAL INVESTMENTS IN SECURITIES – 99.92%
(Cost: $5,055,238)		5,162,793

Other Assets, Less Liabilities – 0.08%		4,279

NET ASSETS – 100.00%		$5,167,072

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

July 31, 2010

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2010

	iShares MSCI ACWI ex US
	Consumer Discretionary Sector Index Fund	Consumer Staples Sector Index Fund	Energy Sector Index Fund	Financials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,328,697	$5,413,975	$5,181,131	$2,389,101
Affiliated issuers (Note 2)	3,832	5,000	4,703	332

Total cost of investments	$5,332,529	$5,418,975	$5,185,834	$2,389,433

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$5,473,708	$5,442,525	$5,236,820	$2,304,049
Affiliated issuers (Note 2)	3,832	5,000	4,703	332

Total fair value of investments	5,477,540	5,447,525	5,241,523	2,304,381
Foreign currencies, at value[a]	1,159	209	382	6,103
Receivables:
Investment securities sold	–	–	722	–
Dividends	441	2,218	799	5,269

Total Assets	5,479,140	5,449,952	5,243,426	2,315,753

LIABILITIES
Payables:
Investment securities purchased	–	–	–	919
Investment advisory fees (Note 2)	1,274	1,295	1,227	888

Total Liabilities	1,274	1,295	1,227	1,807

NET ASSETS	$5,477,866	$5,448,657	$5,242,199	$2,313,946

Net assets consist of:
Paid-in capital	$5,332,832	$5,418,975	$5,186,662	$2,406,555
Undistributed net investment income (accumulated net investment loss)	–	1,074	(171)	2,718
Accumulated net realized loss	–	–	–	(10,514)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	145,034	28,608	55,708	(84,813)

NET ASSETS	$5,477,866	$5,448,657	$5,242,199	$2,313,946

Shares outstanding[b]	100,000	100,000	100,000	100,000

Net asset value per share	$54.78	$54.49	$52.42	$23.14

[a]	Cost of foreign currencies: $1,141, $206, $374 and $5,995, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares MSCI ACWI ex US
	Health Care Sector Index Fund	Industrials Sector Index Fund	Information Technology Sector Index Fund	Materials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,056,010	$5,069,692	$5,169,158	$5,202,642
Affiliated issuers (Note 2)	5,000	16,423	2,249	3,746

Total cost of investments	$5,061,010	$5,086,115	$5,171,407	$5,206,388

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,943,740	$5,187,992	$5,252,056	$5,420,802
Affiliated issuers (Note 2)	5,000	16,423	2,249	3,746

Total fair value of investments	4,948,740	5,204,415	5,254,305	5,424,548
Foreign currencies, at value[b]	131	986	2,748	1,272
Receivables:
Investment securities sold	73,340	–	–	–
Dividends	7,017	892	1,460	650

Total Assets	5,029,228	5,206,293	5,258,513	5,426,470

LIABILITIES
Payables:
Investment securities purchased	70,675	–	–	–
Collateral for securities on loan (Note 5)	–	12,500	–	–
Investment advisory fees (Note 2)	1,188	1,213	1,227	1,253

Total Liabilities	71,863	13,713	1,227	1,253

NET ASSETS	$4,957,365	$5,192,580	$5,257,286	$5,425,217

Net assets consist of:
Paid-in capital	$5,066,776	$5,074,674	$5,173,914	$5,207,637
Undistributed net investment income (accumulated net investment loss)	5,940	(425)	415	(599)
Accumulated net realized loss	(3,102)	–	–	–
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(112,249)	118,331	82,957	218,179

NET ASSETS	$4,957,365	$5,192,580	$5,257,286	$5,425,217

Shares outstanding[c]	100,000	100,000	100,000	100,000

Net asset value per share	$49.57	$51.93	$52.57	$54.25

[a]	Securities on loan with values of $ –, $11,769, $ – and $ –, respectively. See Note 5.
[b]	Cost of foreign currencies: $131, $965, $2,692 and $1,256, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2010

	iShares MSCI ACWI ex US
	Telecommunication Services Sector Index Fund	Utilities Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,126,291	$5,050,321
Affiliated issuers (Note 2)	5,000	4,917

Total cost of investments	$5,131,291	$5,055,238

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$5,306,539	$5,157,876
Affiliated issuers (Note 2)	5,000	4,917

Total fair value of investments	5,311,539	5,162,793
Foreign currencies, at value[a]	1,489	207
Receivables:
Dividends	3,231	5,274

Total Assets	5,316,259	5,168,274

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,228	1,202

Total Liabilities	1,228	1,202

NET ASSETS	$5,315,031	$5,167,072

Net assets consist of:
Paid-in capital	$5,131,291	$5,055,238
Undistributed net investment income	3,488	4,264
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	180,252	107,570

NET ASSETS	$5,315,031	$5,167,072

Shares outstanding[b]	100,000	100,000

Net asset value per share	$53.15	$51.67

[a]	Cost of foreign currencies: $1,473 and $207, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended July 31, 2010

	iShares MSCI ACWI ex US
	Consumer Discretionary Sector Index Fund[a]	Consumer Staples Sector Index Fund[a]	Energy Sector Index Fund[a]	Financials Sector Index Fund[b]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[c]	$436	$2,369	$790	$44,212

Total investment income	436	2,369	790	44,212

EXPENSES
Investment advisory fees (Note 2)	1,274	1,295	1,227	5,724

Total expenses	1,274	1,295	1,227	5,724

Net investment income (loss)	(838)	1,074	(437)	38,488

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	–	–	145	(10,514)
Foreign currency transactions	(29)	–	87	(83)

Net realized gain (loss)	(29)	–	232	(10,597)

Net change in unrealized appreciation (depreciation) on:
Investments	145,011	28,550	55,689	(85,052)
Translation of assets and liabilities in foreign currencies	23	58	19	239

Net change in unrealized appreciation (depreciation)	145,034	28,608	55,708	(84,813)

Net realized and unrealized gain (loss)	145,005	28,608	55,940	(95,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,167	$29,682	$55,503	$(56,922)

a For the period from July 13, 2010 (commencement of operations) to July 31, 2010.

b For the period from January 20, 2010 (commencement of operations) to July 31, 2010.

c Net of foreign withholding tax of $49, $150, $152 and $4,481, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Period ended July 31, 2010

	iShares MSCI ACWI ex US
	Health Care Sector Index Fund[a]	Industrials Sector Index Fund[a]	Information Technology Sector Index Fund[a]	Materials Sector Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$7,122	$958	$1,456	$668

Total investment income	7,122	958	1,456	668

EXPENSES
Investment advisory fees (Note 2)	1,188	1,213	1,227	1,253

Total expenses	1,188	1,213	1,227	1,253

Net investment income (loss)	5,934	(255)	229	(585)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,102)	–	–	–
Foreign currency transactions	6	(170)	186	(14)

Net realized gain (loss)	(3,096)	(170)	186	(14)

Net change in unrealized appreciation (depreciation) on:
Investments	(112,270)	118,300	82,898	218,160
Translation of assets and liabilities in foreign currencies	21	31	59	19

Net change in unrealized appreciation (depreciation)	(112,249)	118,331	82,957	218,179

Net realized and unrealized gain (loss)	(115,345)	118,161	83,143	218,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109,411)	$117,906	$83,372	$217,580

[a]	For the period from July 13, 2010 (commencement of operations) to July 31, 2010.
[b]	Net of foreign withholding tax of $ –, $59, $270 and $102, respectively.

See notes to financial statements.

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended July 31, 2010

	iShares MSCI ACWI ex US
	Telecommunication Services Sector Index Fund[a]	Utilities Sector Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$4,704	$5,466

Total investment income	4,704	5,466

EXPENSES
Investment advisory fees (Note 2)	1,228	1,202

Total expenses	1,228	1,202

Net investment income	3,476	4,264

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Foreign currency transactions	12	–

Net realized gain	12	–

Net change in unrealized appreciation (depreciation) on:
Investments	180,248	107,555
Translation of assets and liabilities in foreign currencies	4	15

Net change in unrealized appreciation (depreciation)	180,252	107,570

Net realized and unrealized gain	180,264	107,570

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$183,740	$111,834

[a]	For the period from July 13, 2010 (commencement of operations) to July 31, 2010.
[b]	Net of foreign withholding tax of $584 and $38, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Period from July 13, 2010[a] to July 31, 2010	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(838)	$1,074
Net realized loss	(29)	–
Net change in unrealized appreciation (depreciation)	145,034	28,608

Net increase in net assets resulting from operations	144,167	29,682

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,333,699	5,418,975

Net increase in net assets from capital share transactions	5,333,699	5,418,975

INCREASE IN NET ASSETS	5,477,866	5,448,657

NET ASSETS
Beginning of period	–	–

End of period	$5,477,866	$5,448,657

Undistributed net investment income included in net assets at end of period	$–	$1,074

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Energy Sector Index Fund	iShares MSCI ACWI ex US Financials Sector Index Fund
	Period from July 13, 2010[a] to July 31, 2010	Period from January 20, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(437)	$38,488
Net realized gain (loss)	232	(10,597)
Net change in unrealized appreciation (depreciation)	55,708	(84,813)

Net increase (decrease) in net assets resulting from operations	55,503	(56,922)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(35,687)

Total distributions to shareholders	–	(35,687)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,186,696	2,406,555

Net increase in net assets from capital share transactions	5,186,696	2,406,555

INCREASE IN NET ASSETS	5,242,199	2,313,946

NET ASSETS
Beginning of period	–	–

End of period	$5,242,199	$2,313,946

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(171)	$2,718

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund
	Period from July 13, 2010[a] to July 31, 2010	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$5,934	$(255)
Net realized loss	(3,096)	(170)
Net change in unrealized appreciation (depreciation)	(112,249)	118,331

Net increase (decrease) in net assets resulting from operations	(109,411)	117,906

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,066,776	5,074,674

Net increase in net assets from capital share transactions	5,066,776	5,074,674

INCREASE IN NET ASSETS	4,957,365	5,192,580

NET ASSETS
Beginning of period	–	–

End of period	$4,957,365	$5,192,580

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$5,940	$(425)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund
	Period from July 13, 2010[a] to July 31, 2010	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$229	$(585)
Net realized gain (loss)	186	(14)
Net change in unrealized appreciation (depreciation)	82,957	218,179

Net increase in net assets resulting from operations	83,372	217,580

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,173,914	5,207,637

Net increase in net assets from capital share transactions	5,173,914	5,207,637

INCREASE IN NET ASSETS	5,257,286	5,425,217

NET ASSETS
Beginning of period	–	–

End of period	$5,257,286	$5,425,217

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$415	$(599)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund	iShares MSCI ACWI ex US Utilities Sector Index Fund
	Period from July 13, 2010[a] to July 31, 2010	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,476	$4,264
Net realized gain	12	–
Net change in unrealized appreciation (depreciation)	180,252	107,570

Net increase in net assets resulting from operations	183,740	111,834

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,131,291	5,055,238

Net increase in net assets from capital share transactions	5,131,291	5,055,238

INCREASE IN NET ASSETS	5,315,031	5,167,072

NET ASSETS
Beginning of period	–	–

End of period	$5,315,031	$5,167,072

Undistributed net investment income included in net assets at end of period	$3,488	$4,264

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$53.34

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain	1.45

Total from investment operations	1.44

Net asset value, end of period	$54.78

Total return	2.70%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,478
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment loss to average net assets[d]	(0.32)%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$54.19

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain	0.29

Total from investment operations	0.30

Net asset value, end of period	$54.49

Total return	0.56%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,449
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment income to average net assets[d]	0.40%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less then one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Energy Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$51.87

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain	0.55

Total from investment operations	0.55

Net asset value, end of period	$52.42

Total return	1.06%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,242
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment loss to average net assets[e]	(0.17)%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Financials Sector Index Fund
Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$24.07

Income from investment operations:
Net investment income[b]	0.38
Net realized and unrealized loss	(0.95)

Total from investment operations	(0.57)

Less distributions from:
Net investment income	(0.36)

Total distributions	(0.36)

Net asset value, end of period	$23.14

Total return	(2.27)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,314
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment income to average net assets[d]	3.23%
Portfolio turnover rate[e]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Health Care Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$50.67

Income from investment operations:
Net investment income[b]	0.06
Net realized and unrealized loss	(1.16)

Total from investment operations	(1.10)

Net asset value, end of period	$49.57

Total return	(2.17)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,957
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment income to average net assets[d]	2.40%
Portfolio turnover rate[e]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Industrials Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$50.75

Income from investment operations:
Net investment income[b]	(0.00)[c]
Net realized and unrealized gain	1.18

Total from investment operations	1.18

Net asset value, end of period	$51.93

Total return	2.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,193
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment loss to average net assets[e]	(0.10)%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Information Technology Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$51.74

Income from investment operations:
Net investment income[b]	0.00 [c]
Net realized and unrealized gain	0.83

Total from investment operations	0.83

Net asset value, end of period	$52.57

Total return	1.60%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,257
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.09%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Materials Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$52.08

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain	2.18

Total from investment operations	2.17

Net asset value, end of period	$54.25

Total return	4.17%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,425
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment loss to average net assets[d]	(0.22)%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$51.31

Income from investment operations:
Net investment income[b]	0.03
Net realized and unrealized gain	1.81

Total from investment operations	1.84

Net asset value, end of period	$53.15

Total return	3.58%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,315
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment income to average net assets[d]	1.36%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Utilities Sector Index Fund
Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$50.55

Income from investment operations:
Net investment income[b]	0.04
Net realized and unrealized gain	1.08

Total from investment operations	1.12

Net asset value, end of period	$51.67

Total return	2.21%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,167
Ratio of expenses to average net assets[d]	0.48%
Ratio of net investment income to average net assets[d]	1.70%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI ACWI ex US Consumer Discretionary Sector, iShares MSCI ACWI ex US Consumer Staples Sector, iShares MSCI ACWI ex US Energy Sector, iShares MSCI ACWI ex US Financials Sector, iShares MSCI ACWI ex US Health Care Sector, iShares MSCI ACWI ex US Industrials Sector, iShares MSCI ACWI ex US Information Technology Sector, iShares MSCI ACWI ex US Materials Sector, iShares MSCI ACWI ex US Telecommunication Services Sector and iShares MSCI ACWI ex US Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”). The Funds commenced operations on July 13, 2010, with the exception of the iShares MSCI ACWI ex US Financials Sector Index Fund which commenced operations on January 20, 2010.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of July 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of July 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Consumer Discretionary	$–	$145,034	$–	$145,034
Consumer Staples	1,074	28,608	–	29,682
Energy	–	55,537	–	55,537
Financials	4,746	(89,372)	(7,983)	(92,609)
Health Care	5,940	(112,249)	(3,102)	(109,411)
Industrials	4,969	112,937	–	117,906
Information Technology	415	82,957	–	83,372
Materials	1,222	216,358	–	217,580
Telecommunication Services	3,488	180,252	–	183,740
Utilities	4,264	107,570	–	111,834

For the period ended July 31, 2010, the tax characterization of distributions paid for the iShares MSCI ACWI ex US Financials Sector Index Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in its Statement of Changes in Net Assets and Financial Highlights.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended July 31, 2010.

From the dates the Funds commenced operations to July 31, 2010, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2011, as follows:

iShares MSCI ACWI ex US Sector Index Fund	Deferred Net Realized Capital Losses
Financials	$7,983
Health Care	3,102

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$5,332,529	$186,531	$(41,520)	$145,011
Consumer Staples	5,418,975	89,683	(61,133)	28,550
Energy	5,186,005	101,404	(45,886)	55,518
Financials	2,393,992	87,898	(177,509)	(89,611)
Health Care	5,061,010	49,202	(161,472)	(112,270)
Industrials	5,091,509	164,902	(51,996)	112,906
Information Technology	5,171,407	157,991	(75,093)	82,898
Materials	5,208,209	257,095	(40,756)	216,339
Telecommunication Services	5,131,291	202,774	(22,526)	180,248
Utilities	5,055,238	124,532	(16,977)	107,555

Management has reviewed the tax positions as of July 31, 2010, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended July 31, 2010, BTC did not earn any securities lending agent fees.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments, if any, is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2010 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Purchases	Sales
Consumer Discretionary	$12,273	$–
Energy	20,059	719
Financials	71,965	76,405
Health Care	70,685	73,349
Industrials	35,857	–
Information Technology	166,476	–
Materials	9,654	–
Utilities	63,814	–

In-kind transactions (see Note 4) for the period ended July 31, 2010 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	In-Kind Purchases	In-Kind Sales
Consumer Discretionary	$5,316,425	$–
Consumer Staples	5,413,975	–
Energy	5,161,646	–
Financials	2,404,055	–
Health Care	5,061,776	–
Industrials	5,033,835	–
Information Technology	5,002,682	–
Materials	5,192,988	–
Telecommunication Services	5,126,291	–
Utilities	4,986,507	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of July 31, 2010, the iShares MSCI ACWI ex US Industrials Sector Index Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of July 31, 2010 and the value of the related collateral are disclosed in the Fund’s Statement of Assets and Liabilities.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund, iShares MSCI ACWI ex US Consumer Staples Sector Index Fund, iShares MSCI ACWI ex US Energy Sector Index Fund, iShares MSCI ACWI ex US Financials Sector Index Fund, iShares MSCI ACWI ex US Health Care Sector Index Fund, iShares MSCI ACWI ex US Industrials Sector Index Fund, iShares MSCI ACWI ex US Information Technology Sector Index Fund, iShares MSCI ACWI ex US Materials Sector Index Fund, iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund and iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Funds”), at July 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2010

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal period ended July 31, 2010, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI ACWI ex US Sector Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

Consumer Staples	$2,519	$150

Financials	48,693	4,481

Industrials	1,017	59

Information Technology	1,726	270

Materials	770	102

Telecommunication Services	5,288	584

Utilities	5,504	38

Under Section 854(b)(2) of the Code, the iShares MSCI ACWI ex US Financials Sector Index Fund designates the maximum amount of $35,687 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended July 31, 2010.

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	89

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BFA, formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to other iShares funds pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). At a meeting held on February 23-24, 2009, the Board approved the selection of BFA and the Previous Advisory Agreement for the Funds, based on its review of qualitative and quantitative information provided by BFA. However, the Previous Advisory Agreement did not take effect with respect to the Funds, as the Transaction was consummated prior to the Funds’ inception dates.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY CONTRACT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the Advisory Contract between BFA and the Trust, on behalf of the Funds after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the Advisory Contract.

In preparation for their consideration of the Advisory Contract, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 2009 in-person Board meeting. To assist the Board in its consideration of the Advisory Contract, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of other iShares funds as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate.

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the iShares funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Funds, and the Advisory Contract.

In connection with the Board’s review of the Advisory Contract, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the iShares funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the iShares funds following the Transaction;

•

that the iShares funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the iShares funds are expected to continue to be sold through existing distribution channels;

•	that the iShares funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the iShares funds;

•	that Barclays or one of its affiliates has agreed to pay all expenses of the iShares funds in connection with the Board’s consideration of the Advisory Contract; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of the Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the Advisory Contract. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the Advisory Contract are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Funds, and that the Advisory Contract should be approved. In voting to approve the Advisory Contract in respect of the Funds, the Board considered in particular the following factors:

The nature, extent and quality of services to be provided by BFA and its affiliates – In connection with their consideration of the Advisory Contract, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the Funds as compared to the scope of services to be provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to the Funds, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for the Funds.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the iShares funds. The Board also considered that the iShares funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the Advisory Contract compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

Fund expenses – The Board received and reviewed statistical information prepared by Lipper Inc. (“Lipper”) at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Funds, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ peer groups pursuant to Lipper’s proprietary methodology and, because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

The Board noted that the investment advisory fee and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their Lipper Groups with respect to the Previous Advisory Agreement and the Advisory Contract. The Board took into account that the fee rates for the Funds under the Advisory Contract are identical to the fee rates under the Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels of the Funds, as proposed to be managed by BFA, and as compared to the investment advisory fee rates and expense levels and performance of the funds in their Lipper Groups, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the Advisory Contract.

Cost of services to be provided to the Funds and profits to be realized by BFA – The Board did not consider at the June 2009 Board meeting and at prior meetings, the profitability of the Funds to BFA based on the fees payable under the Previous Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. However, the Board noted that it would consider these matters in the future.

The Board noted that the Advisory Contract is similar to the Previous Advisory Agreement, including the fact that the fee rates under both agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

Economies of scale – The Board noted that the Previous Advisory Agreement and Advisory Contract do not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase; however, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee at a rate at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, reflected appropriate sharing of economies of scale with the Funds’ shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the funds. The Board determined that changes to the fee structure were not currently necessary and that the Funds would appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

Fees and services provided for other comparable funds/accounts managed by BFA and its Affiliates – At the June 2009 Board meeting, the Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Previous Advisory Agreement and the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous Advisory Agreement and the Advisory Contract are fair and reasonable.

Other benefits BFA and its affiliates – Except as noted below, the Board did not review any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA or its affiliates, since the proposed relationships had not yet commenced. The Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of BFA or purchased from an underwriting syndicate in which an Adviser affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Conclusion – The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings, and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances.

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the iShares MSCI ACWI ex US Financials Sector Index Fund for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end. Information for the other Funds included in this report is not presented as the Funds commenced operations on July 13, 2010, after the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI ACWI ex US Financials Sector Index Fund

Period Covered: April 1, 2010 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	1.59%
Greater than 1.5% and Less than 2.0%	2	3.17
Greater than 1.0% and Less than 1.5%	6	9.52
Greater than 0.5% and Less than 1.0%	19	30.16
Between 0.5% and -0.5%	14	22.23
Less than -0.5% and Greater than -1.0%	13	20.63
Less than -1.0% and Greater than -1.5%	4	6.35
Less than -1.5% and Greater than -2.0%	3	4.76
Less than -2.0% and Greater than -2.5%	–	–
Less than -2.5% and Greater than -3.0%	–	–
Less than -3.0% and Greater than -3.5%	1	1.59

	63	100.00%

SUPPLEMENTAL INFORMATION	95

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 211 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in each Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	99

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

100	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	101

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-3402-0910

102	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-76-0710

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2010, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-four series of the Registrant for which the fiscal year-end is July 31, 2010 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $418,958 for the fiscal year ended July 31, 2009 and $593,459 for the fiscal year ended July 31, 2010.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2009 and July 31, 2010 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $96,900 for the fiscal year ended July 31, 2009 and $109,725 for the fiscal year ended July 31, 2010.

(d) All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2009 and July 31, 2010 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $3,638,136 for the fiscal year ended July 31, 2009 and $4,165,769 for the fiscal year ended July 31, 2010.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Darrell Duffie.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: September 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 21, 2010